          As filed with the Securities and Exchange Commission on April 13, 2010

                                            1933 Act Registration No. 333-36316

                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 48 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 230 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                        Charles A. Brawley, III, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2010, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _______________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                        Prospectus 1

Lincoln ChoicePlusSM Access
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802

www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I):
     Invesco V.I. Capital Appreciation Fund
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund
     (formerly AIM V.I. International Growth Fund)


AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS International Value Portfolio AllianceBernstein VPS Large Cap Growth Portfolio AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
BlackRock Variable Series Funds, Inc. (Class III):

     BlackRock Global Allocation V.I. Fund

Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series

     Delaware VIP Limited-Term Diversified Income Series

     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
DWS Variable Series II (Class B):

     DWS Alternative Asset Allocation Plus VIP

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund

     FTVIPT Templeton Global Bond Securities Fund

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio

     Janus Aspen Enterprise Portfolio
     Janus Aspen Worldwide Portfolio

Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund
     LVIP Delaware Social Awareness Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA S&P 500 Index Fund**
Lincoln Variable Insurance Products Trust (Service Class)
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund

     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund

     LVIP Delaware Growth and Income Fund


LVIP Delaware Special Opportunities Fund
     LVIP Global Income Fund

     LVIP Janus Capital Appreciation Fund
     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund

     LVIP Turner Mid-Cap Growth Fund

     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series
     MFS (Reg. TM) VIT Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
PIMCO Variable Insurance Trust (Advisor Class):

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):

     Putnam VT Global Health Care Fund

     Putnam VT Growth & Income Fund


**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

Table of Contents





Item                                                          Page
Special Terms                                                  5
Expense Tables                                                 7
Summary of Common Questions                                   10
The Lincoln National Life Insurance Company                   13
Variable Annuity Account (VAA)                                13
Investments of the Variable Annuity Account                   14
Charges and Other Deductions                                  19
The Contracts                                                 24
 Purchase Payments                                            24
 Transfers On or Before the Annuity Commencement Date         25
 Surrenders and Withdrawals                                   28
 Death Benefit                                                31
 Investment Requirements                                      35
 Living Benefit Riders                                        40
 Lincoln Lifetime IncomeSM Advantage                          40
 Lincoln SmartSecurity (Reg. TM) Advantage                    49
 i4LIFE (Reg. TM) Advantage                                   55
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    59
 4LATER (Reg. TM) Advantage                                   62
 Annuity Payouts                                              66
 Fixed Side of the Contract                                   74
Distribution of the Contracts                                 76
Federal Tax Matters                                           77
Additional Information                                        81
 Voting Rights                                                81
 Return Privilege                                             82
 Other Information                                            82
 Legal Proceedings                                            82
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   84
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.


Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.


Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

We may apply the market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing and cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                           EEB Rider
                                           (in combination       EEB Rider                 5% step up
                                           with 5% step up)      (without 5% step up)      death benefit      EGMDB
                                           ------------------    ----------------------    ---------------    ------
o   Mortality and expense risk charge            1.75%                   1.70%                 1.65%          1.50%
o   Administrative charge                        0.15%                   0.15%                 0.15%          0.15%
                                                 ----                    ----                   ----          ----
o   Total annual charge for each
    subaccount                                   1.90%                   1.85%                 1.80%          1.65%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.


Optional Rider Charges:



Lincoln Lifetime IncomeSM Advantage:


                                        Lincoln Lifetime IncomeSM
                                                Advantage
                                       Single or Joint Life Option
                                      ----------------------------
o   Guaranteed maximum annual
    percentage charge*                           1.50%
o   Current annual percentage
    charge* **                                   0.90%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                        0.15%


*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.


Lincoln SmartSecurity (Reg. TM) Advantage:


                                Lincoln SmartSecurity (Reg. TM)
                                  Advantage - 5 Year Elective
                                       Step-Up option+ **
                               ---------------------------------
o   Guaranteed maximum annual
    percentage charge*                      0.95%
o   Current annual percentage
    charge*                                 0.65%



      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
               Step-Up option                    Step-Up option
     - Single Life (and prior version)            - Joint Life
    ----------------------------------- --------------------------------
o
                  1.50%                              1.50%
o
                  0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.

+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year Elective Step-up option is no longer available for purchase.



4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.



The next table describes charges that apply when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.


i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):



i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):



                                              Enhanced Guaranteed
                                              Minimum Death
                                              Benefit (EGMDB)         Account Value Death Benefit
                                              --------------------    ----------------------------
o   Annual charge                                    2.10%                       1.90%
o   Guaranteed Income Benefit Charge                 1.50%*                      1.50%*
                                                      ----                        ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.60%                       3.40%



*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**


For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.10% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.60% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:




  o   Mortality and expense risk charge and Administrative charge      1.40%


The next table describes the maximum Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date.

Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge: 7%*

 (as a percentage of the Unscheduled Payment)

* The Unscheduled Payment charge percentage is reduced over time. The later the Unscheduled Payment occurs, the lower the charge with respect to that Unscheduled Payment. A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See Charges and Other Deductions. See The Contracts - Annuity Payouts for a detailed description of Lincoln SmartIncomeSM Inflation.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.32%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements):        1.84%        0.32%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $868   $2,578    $4,259    $8,377


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $868   $2,578    $4,259    $8,377



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or market value adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value unless the governmental entity dictates otherwise at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.


What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed annuity payout option that provides periodic annuity payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a death benefit and access to a reserve value from which unscheduled payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.


How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348 , or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.




Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.


The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by AIM Advisors, Inc.


  o Capital Appreciation Fund (Series I): Capital appreciation.

  o Core Equity Fund (Series I): Long-term growth.

  o International Growth Fund (Series I): Long-term growth.


AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio (Class B): Long-term growth.


  o AllianceBernstein VPS Growth and Income Portfolio (Class B): Growth and income.

  o AllianceBernstein VPS International Value Portfolio (Class B): Long-term growth.


  o AllianceBernstein VPS Large Cap Growth Portfolio (Class B): Long-term growth.


  o AllianceBernstein VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth.


American Century Investments Variable Products, advised by American Century

  o Inflation Protection Fund (Class II): Long-term total return.


American Funds Insurance SeriesSM, advised by Capital Research and Management Company

  o Global Growth Fund (Class 2): Long-term growth.

  o Global Small Capitalization Fund (Class 2): Long-term growth.

  o Growth Fund (Class 2): Long-term growth.

  o Growth-Income Fund (Class 2): Growth and income.

  o International Fund (Class 2): Long-term growth.


BlackRock Variable Series Fund, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund (Class III): High total return.


Delaware VIP Trust, advised by Delaware Management Company*


  o Diversified Income Series (Service Class): Total return.

  o Emerging Markets Series (Service Class): Capital appreciation.

  o High Yield Series (Service Class): Capital appreciation.


  o Limited-Term Diversified Income Series (Service Class): Total return.

  o REIT Series (Service Class): Total return.


  o Small Cap Value Series (Service Class): Capital appreciation.

  o Trend Series (Service Class): Capital appreciation.

  o U.S. Growth Series (Service Class): Capital appreciation.

  o Value Series (Service Class): Long-term capital appreciation.


*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Croup company guarantees or will guarantee the performance of "any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.



DWS Investments VIT Funds, advised by Deutsche Asset Management Inc. and subadvised by Northern Trust Investments, Inc.

  o DWS Equity 500 Index VIP (Class A): Capital appreciation.

  o DWS Small Cap Index VIP (Class A): Capital appreciation.


DWS Variable Series II, advised by Deutsche Asset Management Inc. and subadvised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation Plus VIP Portfolio (Class B): Capital appreciation.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company

  o Contrafund (Reg. TM) Portfolio (Service Class 2): Long-term capital appreciation.

  o Equity-Income Portfolio (Service Class 2): Reasonable income.

  o Growth Portfolio (Service Class 2): Capital appreciation.

  o Mid Cap Portfolio (Service Class 2): Long-term growth.

  o VIP Overseas Portfolio (Service Class 2): Long-term growth.


Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.

  o Franklin Income Securities Fund (Class 2): Current income.

  o Franklin Small-Mid Cap Growth Securities Fund (Class 2): Long-term capital growth.

  o Mutual Shares Securities Fund (Class 2): Capital appreciation.


  o Templeton Global Bond Securities Fund (Class 2): Total return.


  o Templeton Growth Securities Fund (Class 2): Long-term growth.


Janus Aspen Series, advised by Janus Capital Management LLC

  o Balanced Portfolio (Service Class): Long-term growth and current income.


  o Enterprise Portfolio Portfolio (Service Class): Long-term growth.

  o Worldwide Portfolio (Service Class): Long-term growth.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

  o LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation. (Subadvised by BAMCO, Inc.)

  o LVIP Capital Growth Fund (Service Class): Capital growth.
     (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund (Service Class): Total Return. (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Columbia Management Advisors, LLC)


  o LVIP Delaware Bond Fund (Standard Class): Current income.
     (Subadvised by Delaware Management Company)*


  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (Service Class): Long-term capital growth.

     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund (Service Class): Capital appreciation.

     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund (Standard Class): Capital appreciation.

     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund (Service Class): Capital appreciation.
     (Subadvised by Delaware Management Company)*


  o LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.

     (Subadvised by Mondrian Investment Partners Limited and Templeton Investment Counsel, LLC)

  o LVIP Janus Capital Appreciation Fund (Service Class): Long-term growth. (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund (Service Class): Long-term capital appreciation.
     (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund (Service Class): Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund (Service Class): Long-term capital appreciation. (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation.
     (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund (Standard Class): Preservation of capital. (Subadvised by Delaware Management Company)

  o LVIP SSgA Bond Index Fund (Service Class): Replicate Barclays Aggregate Bond Index.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Developed International 150 Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund (Service Class): Replicate broad foreign index.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund (Service Class): Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund (Standard Class): Replicate S&P 500 Index. (Sub-advised by SSgA Funds Management, Inc

  o LVIP SSgA Small-Cap Index Fund (Service Class): Replicate Russell 2000 index.
     (Sub-advised by SSgA Funds Management, Inc

  o LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term growth of capital.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund (Service Class): Long-term growth of capital. (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund (Service Class): Capital appreciation. (Subadvised by Turner Investment Partners)


  o LVIP Wilshire 2010 Profile Fund (Service Class): Total return; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund (Service Class): Total return; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund (Service Class): Total return; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund (Service Class): Total return; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund (Service Class): Long-term growth of capital; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund (Service Class): Current income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderate Profile Fund (Service Class): Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund (Service Class): Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group:) and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of "any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial Services Company

  o Core Equity Series (Service Class): Capital appreciation.

  o Growth Series (Service Class): Capital appreciation.

  o Total Return Series (Service Class): Total return.

  o Utilities Series (Service Class): Total return.


Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and subadvised by Neuberger Berman, LLC.

  o Mid-Cap Growth Portfolio (I Class): Capital appreciation.

  o Regency Portfolio (I Class): Long-term growth.


PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio (Advisor Class):
Maximum real return.



Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund (Class IB): Capital appreciation.


  o Growth & Income Fund (Class IB): Capital growth and current income.


Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:

 o the risk that annuitants receiving annuity payouts, including Lincoln SmartIncomeSM Inflation payouts, under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                           EEB Rider
                                           (in combination       EEB Rider                 5% step up
                                           with 5% step up)      (without 5% step up)      death benefit      EGMDB
                                           ------------------    ----------------------    ---------------    ------
o   Mortality and expense risk charge            1.75%                   1.70%                 1.65%          1.50%
o   Administrative charge                        0.15%                   0.15%                 0.15%          0.15%
                                                 ----                    ----                   ----          ----
o   Total annual charge for each
    subaccount                                   1.90%                   1.85%                 1.80%          1.65%

Account Fee

During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or
(b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.


Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.


The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up); or

3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).


Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg.
TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.10% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Account Value death benefit; and 2.75% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.


After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSMAdvantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).



After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge
(as a percentage of the Unscheduled Payment)*





Rider Year     1    2    3    4    5    6    7    8
-------------- ---- ---- ---- ---- ---- ---- ---- ---
  Charge       7%   7%   7%   6%   5%   4%   3%   0%



*A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.


Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:

 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received in good order at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 91. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.

Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.


If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.


The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.


Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.


Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to market value adjustments, if applicable.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers"by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature"restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 91 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Home office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the market value adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.


If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.


The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.

Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. Dollar cost averaging is not available on contracts owned by non-individuals (i.e. corporations, trusts). We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.


The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals. Beginning May 1, 2010, this service will no longer be available unless the contractowner has enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.

At this time, the available models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   70% in three equity subaccounts and 30% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.




         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value

Death Benefit


The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.



If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage and have the EEB Death Benefit or elect any other annuitization option. Generally, the more expensive the death benefit the greater the protection.


You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date we approve the payment of the claim; or

 o the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or

 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained.

5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (a market value adjustment for example) and premium taxes, if any.


Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or

 o The sum of all purchase payments reduced by the sum of all withdrawals; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date on a dollar for dollar basis; or

 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (a market value adjustment, for example) and premium taxes, if any.


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity.Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB and 5% Step-Up death benefit will be reduced to the Step-Up death benefit for an annual charge of 1.80%, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.65%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.


The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.



Investment Requirements


If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you will be subject to Investment Requirements, which means you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which Option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.




                                                                                                   YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                      AND THE DATE OF ELECTION IS...              INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                  February 19, 2008 through January 20, 2009   Option 2
                                                     On or after January 20, 2009                 Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage            Prior to April 10, 2006                      N/A
                                                     April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
4LATER (Reg. TM) Advantage                           April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income    Prior to April 10, 2006                      N/A
Benefit (v.1)                                        On or after April 10, 2006                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income    April 10, 2006 through January 19, 2009      Option 1
Benefit (v.2)                                        On or after January 20, 2009                 Option 3

                                                                                                YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                     AND THE DATE OF ELECTION IS...            INVESTMENT REQUIREMENTS
i4LIFE (Reg. TM) Advantage with Guaranteed Income   October 6, 2008 through January 19, 2009   Option 2
Benefit (v.3)                                       On or after January 20, 2009               Option 3


Investment Requirements - Option 1


No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts") (Note: not all subaccounts are available with all contracts):
o AllianceBernstein VPS Global Thematic Growth Portfolio

o AllianceBernstein VPS International Value Portfolio
o AllianceBernstein VPS Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund

o Delaware VIP Emerging Markets Series
o Delaware VIP High Yield Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Mid-Cap Portfolio

o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Income Securities Fund
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
o FTVIPT Mutual Shares Securities Fund
o FTVIPT Templeton Growth Securities Fund

o Invesco V.I. International Growth Fund

o Janus Aspen Enterprise Portfolio
o Janus Aspen Worldwide Portfolio
o LVIP Baron Growth Opportunities Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Columbia Value Opportunities Fund
o LVIP Delaware Foundation Aggressive Allocation Fund
o LVIP Delaware Special Opportunities Fund
o LVIP Marsico International Growth Fund
o LVIP Mid-Cap Value Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund
o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund
o LVIP Turner Mid-Cap Growth Fund

o LVIP Wilshire 2040 Profile Fund
o LVIP Wilshire Aggressive Profile Fund

o MFS VIT Growth Series
o MFS VIT Utilities Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio
o Neuberger Berman AMT Regency Portfolio
o Putnam VT Global Health Care Fund


All other variable subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation Plus VIP Portfolio and PIMCO VIT Commodity Real Return Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Founding Investment Strategy are also unavailable for investment.


You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total contract value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Delaware VIP Limited-Term Diversified Income Series subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.


We may move subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional purchase payments or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional purchase payment or a contract transfer, in excess of the new percentage applicable to a subaccount or subaccount group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.

4. for subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:




Group 1                                                  Group 2
Investments must be at least 25% of contract value       Investments cannot exceed 75% of contract value or Account Value
                                                         -----------------------------------------------------------------
or Account Value
--------------------------------------------------------
1. American Century VP Inflation Protection Fund         All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Limited-Term Diversified Income
Series
5. Delaware VIP Diversified Income Series
6. FTVIPT Templeton Global Bond Securities Fund
7. LVIP SSgA Bond Index Fund
8. LVIP Global Income Fund
Group 3
Investments cannot exceed 10% of contract value or
                                                         -----------------------------------------------------------------
Account Value
--------------------------------------------------------
1. Delaware VIP REIT Series
2. LVIP SSgA Emerging Markets 100 Fund
3. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy the Investment Requirements, you may allocate 100% of your contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section , if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. You may also allocate 100% of your contract value to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model.


Investment Requirements - Option 3

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results is a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or Account Value
                                                     -----------------------------------------------------------------
or Account Value
----------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund




Group 3
Investments cannot exceed 10% of contract value or
Account Value
-------------------------------------------------------
1. Delaware VIP Emerging Markets Series
2. LVIP SSgA Emerging Markets 100 Fund
3. Delaware VIP REIT Series
4. LVIP Cohen & Steers Global Real Estate Fund
5. MFS VIT Utilities Series
6. AllianceBernstein VPS Global Thematic Growth
Portfolio
7. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described in your prospectus.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model.


Living Benefit Riders


The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.


An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to Investment Requirements.


Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.


We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (and your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death.


If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.


The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contractowner/ annuitant (Single Life Option) is 591/2 or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2 (Single Life) or 65 (Joint Life):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:


     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) an Excess Withdrawal (defined below) has occurred; or

   3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).


If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.


This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:


   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):

                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).


If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000


The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)


Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444).

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.


If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.


If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.


The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);

 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.


Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provision is different between these two riders.


i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.


Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including market value adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.


After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):




                                                                  Guaranteed
                                                 Contract Value     Amount
         o Initial purchase payment $50,000          $50,000     $50,000
         o 1st Benefit Year Anniversary              $54,000     $54,000
         o 2nd Benefit Year Anniversary              $53,900     $54,000
         o 3rd Benefit Year Anniversary              $57,000     $57,000


Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the market value adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code
Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to a market value adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the market value adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.


If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.


If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.


Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect Lincoln SmartSecurity (Reg. TM) Advantage, or purchase Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM) Advantage or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.



i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.


i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage charges.


i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.


When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. If you had previously elected an EEB Death Benefit or a 5% Step-up Death Benefit, you must elect a new death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage death benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable market value adjustments. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and the Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals, if any. Regular income payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the death benefit on a dollar for dollar basis.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

We will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (a market value adjustment, for example) and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.


As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.


i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.


If you purchased the Guaranteed Income Benefit (version 3) on or after October 6, 2008, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to October 6, 2008, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg. TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The market value adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The market value adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg.
TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.


4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.


4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

     Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692


     Extend Access Period 5 years:

     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781



General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:

 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.


Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an annuity payout option that provides:
 o Scheduled Payments (the periodic annuity payouts under this rider) for the life of the annuitant and secondary life (secondary life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.
 o A Guaranteed Minimum Scheduled Payment.
 o A death benefit based on the Reserve Value.
 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.

You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the annuitant and joint annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum contract value that may be credited to this annuity payout option is $50,000 and the maximum is $2,000,000.

You may consider electing this annuity payout option if you would like an annuity payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, death benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed annuity payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a death benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your contract value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another annuity payout option at the same time by allocating less than 100% of your contract value to Lincoln SmartIncomeSM Inflation and the remainder to the other annuity payout option. If only a portion of your contract value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the contract value must be used to fund another annuity payout option.

The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

1. The CPI is discontinued, delayed, or otherwise not available for this use;
or

2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the Rider per the terms of the termination provisions of Rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the Rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.

Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are annuity payouts for the life of the annuitant (and secondary life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the Rider will terminate.

Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)

The initial Scheduled Payment is calculated by multiplying the contract value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:
 o the age and sex of the annuitant and secondary life;
 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.

For a given contractowner with the same characteristics (sex, age, frequency of annuity payouts and annuity payout start date) the income factor for a fixed lifetime annuity payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the death benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the contract value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable.

If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:





     Initial Reserve Value on Rider Date 4/15/2009                        $ 150,000
     Initial Scheduled Payment on 4/15/2009                               $   8,000
     Initial CPI Value published in March 2009                                  150
     CPI Value published in December 2009                                       155
     Adjustment percentage (155/150)                                       1.033333
     Reserve Value After 1/1/2010 Adjustment ($150,000 x 1.033333)        $ 155,000
     Scheduled Payment After 1/1/2010 Adjustment ($8,000 x 1.033333)      $8,266.67



Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:





     Annual Scheduled Payment for calendar year 2009                                          $   5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $   4,800
     Reserve Value 12/31/2009                                                                 $ 100,000
     CPI Value published in December 2009                                                           120
     CPI Value published in December 2008                                                           115
     Adjustment percentage (120/115):                                                          1.043782
     Reserve Value after 1/1/2010 adjustment ($100,000 x 1.043782)                            $ 104,378
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $5,217.39
     1.043782)



Since the Scheduled Payment (after the adjustment) for 2010 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Scheduled Payment of $5,217.39.

The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:

     Annual Scheduled Payment for calendar year 2009                                          $    5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $    4,800
     Reserve Value 12/31/2009                                                                 $  100,000
     CPI Value published in December 2009                                                            120
     CPI Value published in December 2008                                                            130
     Adjustment percentage (120/130):                                                          0.9230769
     Reserve Value after 1/1/2010 adjustment ($100,000 x 0.9230769)                           $   92,308
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $ 4,615.38
     0.9230769)



Since the Scheduled Payment (after adjustment) for 2010 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Guaranteed Minimum Scheduled Payment of $4,800.

Continuing this example for the next year's adjustment:





     Annual Scheduled Payment for calendar year 2010                                          $   4,800
     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $   4,800
     Reserve Value 12/31/2010 ($92,308 - $4,800)                                              $  87,508
     CPI Value published in December 2010                                                           140
     CPI Value published in December 2009                                                           120
     Adjustment percentage (140/120):                                                           1.16666
     Reserve Value after 1/1/2011 adjustment ($87,508 x 1.166666)                             $ 102,093
     Annual Scheduled Payment for calendar year 2011 after 1/1/2011 adjustment ($4,615.38     $5,384.61
  x
     1.166666)



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Guaranteed Payment, the Scheduled Payment will be paid out in calendar year 2011.

Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the Rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the Rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.

If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the Rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




     Reserve Value 1/1/2010                                                                  $100,000
     Guaranteed Minimum Scheduled Payment 1/1/2010                                           $ 15,000
     Unscheduled Payment 1/2/2010                                                            $  2,000
     Proportional reduction percentage ($2,000/$100,000)                                          .02
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x $15,000)      $    300
     New Guaranteed Miniumum Scheduled Payment                                               $ 14,700



The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the Rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.

     Reserve Value 1/1/2010                                                                  $10,000
     Guaranteed Minimum Scheduled Payment                                                    $15,000
     Unscheduled Payment 1/2/2010                                                            $ 2,000
     Proportional reduction percentage ($2,000/$10,000)                                          .20
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x $15,000)      $ 3,000
     New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000)                             $12,000



Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.

If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.

The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:





     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $    4,800
     Annual Scheduled Payment for calendar year 2010 paid 1/1/2010                            $    5,000
     Reserve Value 1/1/2010 before Scheduled Payment                                          $  515,000
     Reserve Value 1/2/2010 after Scheduled Payment ($515,000 - $5,000)                       $  510,000
     Unscheduled Payment charge percent                                                                7%
     Then current Reserve Value before Unscheduled Payment on 1/15/2010                       $  510,000
     Free amount on 1/15/2010 (10% x $510,000)                                                $   51,000
     Unscheduled Payment 1/15/2010                                                            $   10,000
     [since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is
     no Unscheduled Payment charge]
     Reserve Value 1/15/2010 after Unscheduled Payment ($510,000 - $10,000)                   $  500,000
     Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000)             1.96078%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,902
     ($5,000 x .0196078)]
     Guaranteed Scheduled Payment after proportional reduction [$4,800 -($4,800 x             $    4,706
  .0196078)]
     Then current Reserve Value 2/1/2010 before second Unscheduled Payment                    $  500,000
     2nd Unscheduled Payment 2/1/2010                                                         $   75,000
     Free amount on 2/1/2010 (10% x $500,000)                                                 $   50,000
     Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment)                      $   40,000
     Unscheduled Payment charge [($75,000 - $40,000) x .07]                                   $    2,450
     Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450)            $   72,550
     Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000)                  15%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,250
     ($5,000 x .15)]
     Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled        $    4,000
     Payment [$4,800 - ($4,800 x .15)]
     Reserve Value after 2/2/2010 Unscheduled Payment and Unscheduled Payment charge          $  425,000
     ($500,000 - $75,000)



If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.

Death of Contractowner, Annuitant or Secondary Life. On or after the annuity commencement date, upon the death of the contractowner, annuitant or the secondary life a death benefit will be paid if there is a Reserve Value. The death benefit will be determined as of the date due proof of death is received by us. See Annuity Options - General Information.

The death benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:
 a. the current Reserve Value as of the date due proof of death is received by us; or
b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.

Following is an example of the calculation of a death benefit upon the death of the contractowner demonstrating the impact of a negative hypothetical CPI factor:





  7/15/2009   Initial Reserve Value                                              $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10        $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value             $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment
              ($90,000 - $45,000 = $45,000)
  8/6/2010    Death of a contractowner
              Death benefit is greater of
               a) current Reserve Value ($45,000);or
               b) initial Reserve Value minums Scheduled Payment
                ($100,000 - $45,000 = $55,000)
  8/5/2010    Death benefit paid                                                 $ 55,000



If any contractowner (who is not the annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the beneficiary or successor owner) pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the annuitant and any secondary life.

If the annuitant dies (whether or not the annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any secondary life.

If the secondary life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

 1. Terminate the contract and receive the death benefit, if any in a lump-sum;
or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior death benefit elections will terminate (other than any death benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation death benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage death benefit will be in effect only on the portion of the contract value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination.

You may terminate the Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the Rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the Rider.

If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





  7/15/2009   Initial Reserve Value                                                          $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10                    $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value                         $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 -
              $45,000 = $45,000)
  8/6/2010    Unscheduled Payment                                                            $ 45,000
              Reserve Value                                                                  $      0
              Reserve Value is reduced to zero which results in termination of the rider
              Initial Reserve Value is greater than payments received
              [$100,000 > ($45,000 + $45,000) = $90,000]
              Final payment made to holder of rights of ownership                            $ 10,000


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

Fixed Side of the Contract

Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment (see Market Value Adjustment and Charges and Other Deductions). The market value adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Market Value Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the market value adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the market value adjustment. The market value adjustment will be applied to the amount being surrendered, withdrawn or transferred. The market value adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the market value adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the market value adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the market value adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The market value adjustment is calculated by multiplying the transaction amount by:


   (1+A)n    -1
----------
  (1+B )n

     where:

   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.

     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

     See the SAI for examples of the application of the market value adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product"treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.

Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:

 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)

 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,

 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA)

permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the purchase payment(s) or contract value as of the valuation date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of purchase payments or contract value as of the valuation date.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the financial position of the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                          Lincoln ChoicePlusSM Access
                    Lincoln Life Variable Annuity Account N










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Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlusSM Access.


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                    with EEB and Step-Up                            with EEB
          ----------------------------------------- ----------------------------------------
            Accumulation unit value                  Accumulation unit value
          ---------------------------   Number of   --------------------------   Number of
           Beginning       End of      accumulation  Beginning      End of      accumulation
           of period       period         units      of period      period         units
          ----------- --------------- ------------- ----------- -------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006  .       N/A          N/A            N/A          10.598       10.437            1
2007  .       N/A          N/A            N/A           N/A         N/A            N/A
2008  .       N/A          N/A            N/A           N/A         N/A            N/A
2009  .       N/A          N/A            N/A           N/A         N/A            N/A
---------     --           ----           ---          ------       ------         ----
AIM V.I. Core Equity
2006  .       N/A          N/A            N/A          10.034       10.818            2
2007  .       N/A          N/A            N/A          10.818       11.481            2
2008  .       N/A          N/A            N/A          11.481        7.873            2
2009  .       N/A          N/A            N/A           7.873        9.916            1
---------     --           ----           ---          ------       ------         ----
AIM V.I. International Growth Fund
2000  .
2001  .      10.000        10.614(1)         1         10.000        9.947(2)         2
2002  .      10.614         8.782            1**        9.947        8.234            2
2003  .       8.782        11.120            1**        8.234       10.433            1**
2004  .      11.120        13.530            1**       10.433       12.700            1**
2005  .      13.530        15.656            1**       12.700       14.702            1
2006  .      15.656        19.698            1**       14.702       18.507            1
2007  .      19.698        22.173            1**       18.507       20.842            1
2008  .      22.173        12.971            1**       20.842       12.198            1
2009  .      12.971        17.211            1**       12.198       16.195            1
---------    ------        --------       ----         ------       --------       ----
AllianceBernstein VPS Global Thematic Growth
2000  .
2001  .      10.000        12.865(1)         1**       10.000       11.546(2)         1
2002  .       N/A          N/A            N/A          11.546        6.595            1**
2003  .       N/A          N/A            N/A           6.595        9.309            0
2004  .       N/A          N/A            N/A           9.309        9.603            1**
2005  .       N/A          N/A            N/A           9.603        9.771            1**
2006  .       N/A          N/A            N/A           9.771       10.396            1**
2007  .       N/A          N/A            N/A           N/A         N/A            N/A
2008  .       N/A          N/A            N/A           N/A         N/A            N/A
2009  .       N/A          N/A            N/A           N/A         N/A            N/A
---------    ------        --------       ----         ------       --------       ----
AllianceBernstein VPS Growth and Income
2000  .
2001  .      10.000        11.312(1)         1         10.000       10.342(2)        30
2002  .      11.312         8.627           10         10.342        7.892           19
2003  .       N/A          N/A            N/A           7.892       10.241           13
2004  .       N/A          N/A            N/A          10.241       11.181           10
2005  .       N/A          N/A            N/A          11.181       11.481            6
2006  .       N/A          N/A            N/A          11.481       13.185            7
2007  .       N/A          N/A            N/A          13.185       13.573            6
2008  .       N/A          N/A            N/A          13.573        7.902            6
2009  .       N/A          N/A            N/A           7.902        9.335            4
---------    ------        --------       ----         ------       --------       ----
AllianceBernstein VPS International Value
2006  .       N/A          N/A            N/A           N/A         N/A            N/A
2007  .       N/A          N/A            N/A           N/A         N/A            N/A
2008  .       N/A          N/A            N/A           N/A         N/A            N/A
2009  .       N/A          N/A            N/A           N/A         N/A            N/A
---------    ------        --------       ----         ------       --------       ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006  .       4.994       4.920         30          5.038       4.968         25
2007  .       4.920       5.413         28          4.968       5.474         22
2008  .       5.413       3.057         26          5.474       3.096         18
2009  .       3.057       3.636          9          3.096       3.687         13
---------     -----       -----         --          -----       -----         --
AIM V.I. Core Equity
2006  .       6.933       7.478         59          6.994       7.551        112
2007  .       7.478       7.940         53          7.551       8.030         97
2008  .       7.940       5.448         42          8.030       5.518         78
2009  .       5.448       6.865         40          5.518       6.963         71
---------     -----       -----         --          -----       -----        ---
AIM V.I. International Growth Fund
2000  .      10.000       8.037*        10         10.000       8.044*        14
2001  .       8.037       6.036         18          8.044       6.050         90
2002  .       6.036       4.999         16          6.050       5.018         62
2003  .       4.999       6.337         17          5.018       6.370         78
2004  .       6.337       7.718         14          6.370       7.770         46
2005  .       7.718       8.939         12          7.770       9.014         40
2006  .       8.939      11.258         11          9.014      11.369         39
2007  .      11.258      12.685         11         11.369      12.830         35
2008  .      12.685       7.428         10         12.830       7.524         26
2009  .       7.428       9.866          8          7.524      10.009         24
---------    ------      ------         --         ------      ------        ---
AllianceBernstein VPS Global Thematic Growth
2000  .      10.000       6.639*        14         10.000       6.644*        57
2001  .       6.639       4.861         63          6.644       4.871        176
2002  .       4.861       2.778         62          4.871       2.788        166
2003  .       2.778       3.923         45          2.788       3.944        149
2004  .       3.923       4.049         30          3.944       4.076         65
2005  .       4.049       4.122         25          4.076       4.156         52
2006  .       4.122       4.388         24          4.156       4.431         51
2007  .       4.388       5.167         19          4.431       5.226         59
2008  .       5.167       2.666         18          5.226       2.700         47
2009  .       2.666       4.010         14          2.700       4.067         61
---------    ------      ------         --         ------      ------        ---
AllianceBernstein VPS Growth and Income
2000  .      10.000      10.467*        15         10.000      10.473*        71
2001  .      10.467      10.296        142         10.473      10.317        462
2002  .      10.296       7.861        209         10.317       7.889        574
2003  .       7.861      10.205        123          7.889      10.257        386
2004  .      10.205      11.148        108         10.257      11.221        333
2005  .      11.148      11.452         92         11.221      11.545        284
2006  .      11.452      13.158         80         11.545      13.285        240
2007  .      13.158      13.552         55         13.285      13.703        187
2008  .      13.552       7.894         48         13.703       7.993        142
2009  .       7.894       9.330         40          7.993       9.463        119
---------    ------      ------        ---         ------      ------        ---
AllianceBernstein VPS International Value
2006  .      10.242      11.832          1**       10.431      11.842          2
2007  .      11.832      12.269          1         11.842      12.297          7
2008  .      12.269       5.629          1         12.297       5.651          6
2009  .       5.629       7.429          1          5.651       7.468          9
---------    ------      ------        ---         ------      ------        ---

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Large Cap Growth
2000  .
2001  .      10.000        11.944(1)         1**       10.000        10.999(2)        11
2002  .      11.944         8.104            2         10.999         7.467           11
2003  .       N/A          N/A            N/A           7.467         9.043            6
2004  .       N/A          N/A            N/A           9.043         9.619            5
2005  .       N/A          N/A            N/A           9.619        10.844            5
2006  .       N/A          N/A            N/A          10.844        10.577            3
2007  .       N/A          N/A            N/A          10.577        11.797            2
2008  .       N/A          N/A            N/A          11.797         6.969            2
2009  .       N/A          N/A            N/A           6.969         9.380            1
---------    ------        --------       ----         ------        --------         --
AllianceBernstein VPS Small/Mid Cap Value
2003  .       N/A          N/A            N/A           N/A          N/A            N/A
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A          19.563        20.694            1
2007  .       N/A          N/A            N/A          20.694        20.626            1
2008  .       N/A          N/A            N/A          20.626        13.009            1
2009  .       N/A          N/A            N/A          13.009        18.219            1
---------    ------        --------       ----         ------        --------       ----
American Century Investments VP Inflation Protection Fund
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A          10.392        10.360            8
2006  .       N/A          N/A            N/A          10.360        10.330            5
2007  .       N/A          N/A            N/A          10.330        11.105            5
2008  .       N/A          N/A            N/A          11.105        10.727            7
2009  .       N/A          N/A            N/A          10.727        11.608           11
---------    ------        --------       ----         ------        --------       ----
American Funds Global Growth Fund
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A          11.252        12.601            1
2006  .       N/A          N/A            N/A          12.601        14.897            1
2007  .       N/A          N/A            N/A          14.897        16.795            1
2008  .       N/A          N/A            N/A          16.795        10.158            3
2009  .       N/A          N/A            N/A          10.158        14.190            3
---------    ------        --------       ----         ------        --------       ----
American Funds Global Small Capitalization Fund
2000  .
2001  .      10.000        12.494(1)         1**       10.000        12.496(1)         1**
2002  .      12.494         9.922            8         12.496         9.929            1
2003  .       N/A          N/A            N/A           9.929        14.965            1
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A          17.758        21.853            1
2006  .       N/A          N/A            N/A          21.853        26.612            1
2007  .       N/A          N/A            N/A          26.612        31.723            1
2008  .       N/A          N/A            N/A          31.723        14.473            1
2009  .       N/A          N/A            N/A          14.473        22.917            1
---------    ------        --------       ----         ------        --------       ----
American Funds Growth Fund
2000  .
2001  .      10.000        12.305(1)         3         10.000        10.811(2)        15
2002  .      12.305         9.121           48         10.811         8.018           26
2003  .       9.121        12.243            7          8.018        10.768           27
2004  .      12.243        13.514            7         10.768        11.892           22
2005  .      13.514        15.407            6         11.892        13.564           18
2006  .      15.407        16.662            6         13.564        14.676           18
2007  .      16.662        18.367            8         14.676        16.186           17
2008  .      18.367        10.097            7         16.186         8.902           16
2009  .      10.097        13.811            7          8.902        12.183           17
---------    ------        --------       ----         ------        --------       ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Large Cap Growth
2000  .      10.000       7.726*        20         10.000       7.732*        42
2001  .       7.726       6.268        138          7.732       6.282        335
2002  .       6.268       4.257        167          6.282       4.273        306
2003  .       4.257       5.159        132          4.273       5.186        229
2004  .       5.159       5.489        112          5.186       5.527        193
2005  .       5.489       6.192         84          5.527       6.243        156
2006  .       6.192       6.042         80          6.243       6.101        113
2007  .       6.042       6.743         71          6.101       6.819         92
2008  .       6.743       3.985         63          6.819       4.036         77
2009  .       3.985       5.366         61          4.036       5.443         75
---------    ------       -----        ---         ------       -----        ---
AllianceBernstein VPS Small/Mid Cap Value
2003  .       N/A         N/A         N/A          10.936      15.156          2
2004  .      15.104      17.664          1**       15.156      17.751          2
2005  .      17.664      18.499          3         17.751      18.619          3
2006  .      18.499      20.750          3         18.619      20.915          5
2007  .      20.750      20.691          1         20.915      20.887          4
2008  .      20.691      13.057          2         20.887      13.201          3
2009  .      13.057      18.295          1         13.201      18.524          4
---------    ------      ------       ----         ------      ------        ---
American Century Investments VP Inflation Protection Fund
2004  .       9.948      10.395          4          N/A         N/A         N/A
2005  .      10.395      10.368          8         10.404      10.393          5
2006  .      10.368      10.344          9         10.393      10.384          8
2007  .      10.344      11.125          1         10.384      11.185         13
2008  .      11.125      10.752          5         11.185      10.826         35
2009  .      10.752      11.641         11         10.826      11.740         50
---------    ------      ------       ----         ------      ------       ----
American Funds Global Growth Fund
2004  .       N/A         N/A         N/A          10.216      11.266          1**
2005  .      11.256      12.611          1**       11.266      12.641          4
2006  .      12.611      14.916          2         12.641      14.975         11
2007  .      14.916      16.826          1         14.975      16.917         14
2008  .      16.826      10.181          6         16.917      10.252         21
2009  .      10.181      14.230          3         10.252      14.350          9
---------    ------      ------       ----         ------      ------       ----
American Funds Global Small Capitalization Fund
2000  .      10.000       8.238*         2         10.000       8.244*        57
2001  .       8.238       7.051         31          8.244       7.067         90
2002  .       7.051       5.606         50          7.067       5.627        136
2003  .       5.606       8.453         37          5.627       8.497        104
2004  .       8.453      10.036         33          8.497      10.104        163
2005  .      10.036      12.356         30         10.104      12.458        156
2006  .      12.356      15.055         20         12.458      15.201        145
2007  .      15.055      17.955         17         15.201      18.157        128
2008  .      17.955       8.196         15         18.157       8.301         47
2009  .       8.196      12.984         14          8.301      13.170         42
---------    ------      ------       ----         ------      ------       ----
American Funds Growth Fund
2000  .      10.000       8.968*        25         10.000       8.973*       386
2001  .       8.968       7.209        358          8.973       7.224       1,347
2002  .       7.209       5.349        559          7.224       5.368       1,812
2003  .       5.349       7.187        528          5.368       7.224       1,591
2004  .       7.187       7.941        511          7.224       7.993       1,345
2005  .       7.941       9.062        500          7.993       9.136       1,196
2006  .       9.062       9.810        377          9.136       9.904        956
2007  .       9.810      10.824        300          9.904      10.945        769
2008  .      10.824       5.956        253         10.945       6.032        636
2009  .       5.956       8.156        228          6.032       8.272        609
---------    ------      ------       ----         ------      ------       -----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2000  .
2001  .      10.000        11.308(1)         2         10.000        10.527(2)        32
2002  .      11.308         9.059          141         10.527         8.438           42
2003  .       9.059        11.772           17          8.438        10.970           74
2004  .      11.772        12.748           17         10.970        11.886           71
2005  .      12.748        13.238           18         11.886        12.348           37
2006  .      13.238        14.963           17         12.348        13.965           33
2007  .      14.963        15.422           13         13.965        14.400           23
2008  .      15.422         9.404           13         14.400         8.786           15
2009  .       9.404        12.110           12          8.786        11.319           13
---------    ------        --------        ---         ------        --------         --
American Funds International Fund
2000  .
2001  .      10.000        10.834(1)         2         10.000        10.216(1)        11
2002  .      10.834         9.053           11         10.216         8.540           13
2003  .       9.053        11.978            2          8.540        11.306            8
2004  .      11.978        14.023            2         11.306        13.243            8
2005  .      14.023        16.718            2         13.243        15.796           19
2006  .      16.718        19.517            2         15.796        18.449           20
2007  .      19.517        22.984            2         18.449        21.737           22
2008  .      22.984        13.051            2         21.737        12.350           16
2009  .      13.051        18.321            2         12.350        17.345           16
---------    ------        --------        ---         ------        --------         --
Blackrock Global Allocation VI
2009  .       N/A          N/A             N/A          N/A          N/A            N/A
---------    ------        --------        ---         ------        --------       ----
Delaware VIP Diversified Income Series
2004  .       N/A          N/A             N/A          N/A          N/A            N/A
2005  .       N/A          N/A             N/A         10.858        10.597           14
2006  .       N/A          N/A             N/A         10.597        11.190           12
2007  .       N/A          N/A             N/A         11.190        11.799           18
2008  .       N/A          N/A             N/A         11.799        11.015           20
2009  .       N/A          N/A             N/A         11.015        13.696           20
---------    ------        --------        ---         ------        --------       ----
Delaware VIP Emerging Markets Series
2004  .       N/A          N/A             N/A          N/A          N/A            N/A
2005  .       N/A          N/A             N/A         25.923        32.082            1**
2006  .       N/A          N/A             N/A         32.082        39.938            1**
2007  .       N/A          N/A             N/A         39.938        54.305            1**
2008  .       N/A          N/A             N/A         54.305        25.756            1**
2009  .       N/A          N/A             N/A         25.756        44.923            1
---------    ------        --------        ---         ------        --------       ----
Delaware VIP High Yield Series
2000  .
2001  .      10.000        10.302(1)         1         10.000         9.943(2)        13
2002  .      10.302        10.275           14          9.943         9.922            9
2003  .      10.275        12.966            3          9.922        12.527           14
2004  .      12.966        14.506            3         12.527        14.022           13
2005  .      14.506        14.709            3         14.022        14.225            7
2006  .      14.709        16.192            3         14.225        15.667            6
2007  .      16.192        16.292            3         15.667        15.771            6
2008  .      16.292        12.080            3         15.771        11.700            6
2009  .      12.080        17.620            3         11.700        17.074            6
---------    ------        --------        ---         ------        --------       ----
Delaware VIP Limited-Term Diversified Income
2005  .       N/A          N/A             N/A          N/A          N/A            N/A
2006  .       N/A          N/A             N/A          N/A          N/A            N/A
2007  .       N/A          N/A             N/A          N/A          N/A            N/A
2008  .       N/A          N/A             N/A          N/A          N/A            N/A
2009  .       N/A          N/A             N/A         10.392        11.196           13
---------    ------        --------        ---         ------        --------       ----



                        with Step-Up                              with EGMDB
          ---------------------------------------- ----------------------------------------
           Accumulation unit value                  Accumulation unit value
          --------------------------   Number of   --------------------------   Number of
           Beginning      End of      accumulation  Beginning      End of      accumulation
           of period      period         units      of period      period         units
          ----------- -------------- ------------- ----------- -------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2000  .      10.000       10.430*           9         10.000       10.436*          200
2001  .      10.430       10.506          620         10.436       10.528           970
2002  .      10.506        8.426          773         10.528        8.456         1,792
2003  .       8.426       10.959          802          8.456       11.015         1,459
2004  .      10.959       11.880          766         11.015       11.959         1,306
2005  .      11.880       12.349          732         11.959       12.449         1,140
2006  .      12.349       13.972          618         12.449       14.107           952
2007  .      13.972       14.415          545         14.107       14.576           808
2008  .      14.415        8.799          429         14.576        8.911           637
2009  .       8.799       11.342          270          8.911       11.503           590
---------    ------       ------          ---         ------       ------         -----
American Funds International Fund
2000  .      10.000        7.824*          15         10.000        7.829*          141
2001  .       7.824        6.156(1)       135          7.829        6.170(1)        552
2002  .       6.156        5.149          227          6.170        5.168           815
2003  .       5.149        6.819          216          5.168        6.855           717
2004  .       6.819        7.991          199          6.855        8.045           636
2005  .       7.991        9.537          181          8.045        9.615           556
2006  .       9.537       11.144          182          9.615       11.253           460
2007  .      11.144       13.137          143         11.253       13.285           369
2008  .      13.137        7.467          102         13.285        7.563           287
2009  .       7.467       10.493           93          7.563       10.644           245
---------    ------       --------        ---         ------       --------       -----
Blackrock
Global
Allocatio
VI
2009  .       N/A         N/A            N/A          11.095       11.569             2
---------    ------       --------       ----         ------       --------       -----
Delaware VIP Diversified Income Series
2004  .       N/A         N/A            N/A          10.207       10.872             1
2005  .      10.862       10.605            3         10.872       10.631             9
2006  .      10.605       11.204            3         10.631       11.248             7
2007  .      11.204       11.820            1**       11.248       11.884            18
2008  .      11.820       11.041            7         11.884       11.117            18
2009  .      11.041       13.735           22         11.117       13.851            32
---------    ------       --------       ----         ------       --------       -----
Delaware VIP Emerging Markets Series
2004  .       N/A         N/A            N/A          14.457       19.360             3
2005  .      18.945       24.015            2         19.360       24.206             7
2006  .      24.015       29.911            1**       24.206       30.194            13
2007  .      29.911       40.690            1**       30.194       41.137            12
2008  .      40.690       19.309            1         41.137       19.550            21
2009  .      19.309       33.694            1         19.550       34.167            20
---------    ------       --------       ----         ------       --------       -----
Delaware VIP High Yield Series
2000  .      10.000        8.951*           3         10.000        8.959*           38
2001  .       8.951        8.406           68          8.959        8.426           149
2002  .       8.406        8.392           78          8.426        8.425           224
2003  .       8.392       10.601           74          8.425       10.658           175
2004  .      10.601       11.872           54         10.658       11.953           123
2005  .      11.872       12.050           37         11.953       12.151           100
2006  .      12.050       13.278           25         12.151       13.409            90
2007  .      13.278       13.373           24         13.409       13.526            84
2008  .      13.373        9.926           16         13.526       10.054            57
2009  .       9.926       14.492           14         10.054       14.702            61
---------    ------       --------       ----         ------       --------       -----
Delaware VIP Limited-Term Diversified Income
2005  .       N/A         N/A            N/A           N/A         N/A             N/A
2006  .       N/A         N/A            N/A           N/A         N/A             N/A
2007  .       N/A         N/A            N/A           N/A         N/A             N/A
2008  .       N/A         N/A            N/A          10.383       10.202             9
2009  .       N/A         N/A            N/A          10.202       11.298            12
---------    ------       --------       ----         ------       --------       -----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT Series
2000  .
2001  .      10.000        10.697(1)         1**       10.000        10.378(2)         3
2002  .      10.697        10.954           32         10.378        10.634           10
2003  .      10.954        14.373            5         10.634        13.960           13
2004  .      14.373        18.487            4         13.960        17.964           14
2005  .      18.487        19.383            4         17.964        18.844           10
2006  .      19.383        25.166            4         18.844        24.479            9
2007  .      25.166        21.191            2         24.479        20.623            8
2008  .      21.191        13.455            2         20.623        13.101            4
2009  .      13.455        16.270            2         13.101        15.849            3
---------    ------        --------         --         ------        --------         --
Delaware VIP Small Cap Value Series
2000  .
2001  .      10.000        11.788(1)         1**       10.000        10.978(2)         6
2002  .      11.788        10.904           32         10.978        10.160           15
2003  .      10.904        15.157            1         10.160        14.129           14
2004  .      15.157        18.018            1         14.129        16.805           15
2005  .      18.018        19.297            1         16.805        18.007           12
2006  .      19.297        21.941            1         18.007        20.485           12
2007  .      21.941        20.056            1         20.485        18.734           11
2008  .      20.056        13.761            1         18.734        12.860            7
2009  .      13.761        17.764            1         12.860        16.609            7
---------    ------        --------         --         ------        --------         --
Delaware VIP Trend Series
2000  .
2001  .      10.000        12.780(1)         1         10.000        12.207(3)         4
2002  .      12.780        10.023            7         12.207         9.579           10
2003  .      10.023        13.256            2          9.579        12.675           10
2004  .      13.256        14.609            2         12.675        13.975           10
2005  .      14.609        15.138            2         13.975        14.489           10
2006  .      15.138        15.943            2         14.489        15.267            9
2007  .      15.943        17.279            2         15.267        16.555            9
2008  .      17.279         9.009            2         16.555         8.636            9
2009  .       9.009        13.646            2          8.636        13.087            7
---------    ------        --------         --         ------        --------         --
Delaware VIP US Growth Series
2003  .       N/A          N/A            N/A           N/A          N/A             N/A
2004  .       N/A          N/A            N/A           N/A          N/A             N/A
2005  .       N/A          N/A            N/A           N/A          N/A             N/A
2006  .       N/A          N/A            N/A           N/A          N/A             N/A
2007  .       N/A          N/A            N/A           N/A          N/A             N/A
2008  .       N/A          N/A            N/A           N/A          N/A             N/A
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---
Delaware VIP Value Series
2000  .
2001  .      10.000        11.090(1)         1**       10.000        10.312(1)         2
2002  .      11.090         8.834            3         10.312         8.219            1
2003  .       8.834        11.105            1          N/A          N/A             N/A
2004  .      11.105        12.485            1          N/A          N/A             N/A
2005  .      12.485        12.959            1         11.627        12.075            5
2006  .      12.959        15.741            1         12.075        14.674            3
2007  .      15.741        14.982            1         14.674        13.974            3
2008  .      14.982         9.765            1         13.974         9.112            3
2009  .       9.765        11.273            1          9.112        10.524            3
---------    ------        --------       ----         ------        --------        ---
DWS VIP Alternative Asset Allocation Plus
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP REIT Series
2000  .      10.000      10.698*         4         10.000      10.704*        19
2001  .      10.698      11.418         60         10.704      11.442        112
2002  .      11.418      11.705         93         11.442      11.748        138
2003  .      11.705      15.374         85         11.748      15.453        110
2004  .      15.374      19.794         80         15.453      19.926         98
2005  .      19.794      20.775         73         19.926      20.944         80
2006  .      20.775      27.000         30         20.944      27.260         66
2007  .      27.000      22.758         24         27.260      23.012         51
2008  .      22.758      14.464         16         23.012      14.648         35
2009  .      14.464      17.508          8         14.648      17.756         26
---------    ------      ------         --         ------      ------        ---
Delaware VIP Small Cap Value Series
2000  .      10.000      11.835*         4         10.000      11.840*         7
2001  .      11.835      12.981         81         11.840      13.006        114
2002  .      12.981      12.019        136         13.006      12.061        242
2003  .      12.019      16.723        108         12.061      16.806        166
2004  .      16.723      19.901         95         16.806      20.029        146
2005  .      19.901      21.334         88         20.029      21.504        127
2006  .      21.334      24.282         55         21.504      24.512        117
2007  .      24.282      22.218         43         24.512      22.462         84
2008  .      22.218      15.260         28         22.462      15.451         60
2009  .      15.260      19.718         25         15.451      19.995         49
---------    ------      ------        ---         ------      ------        ---
Delaware VIP Trend Series
2000  .      10.000       7.756*        20         10.000       7.762*       116
2001  .       7.756       6.440         88          7.762       6.455        333
2002  .       6.440       5.056        162          6.455       5.075        494
2003  .       5.056       6.694        107          5.075       6.729        314
2004  .       6.694       7.384         97          6.729       7.434        253
2005  .       7.384       7.660         86          7.434       7.723        204
2006  .       7.660       8.075         83          7.723       8.154        154
2007  .       8.075       8.760         61          8.154       8.859        105
2008  .       8.760       4.572         50          8.859       4.630         77
2009  .       4.572       6.932         46          4.630       7.031         69
---------    ------      ------        ---         ------      ------        ---
Delaware VIP US Growth Series
2003  .       9.326       9.803          1          8.101       9.830          1
2004  .       9.803       9.920          1          9.830       9.962          2
2005  .       9.920      11.147          1          9.962      11.211          2
2006  .      11.147      11.173          1         11.211      11.254          4
2007  .      11.173      12.332          1         11.254      12.440          9
2008  .      12.332       6.921          1**       12.440       6.992          7
2009  .       6.921       9.716          1**        6.992       9.831         18
---------    ------      ------        ---         ------      ------        ---
Delaware VIP Value Series
2000  .      10.000      11.551*         1**       10.000      11.556*         5
2001  .      11.551      10.886         12         11.556      10.908         58
2002  .      10.886       8.681          9         10.908       8.712         85
2003  .       8.681      10.922          6          8.712      10.978         54
2004  .      10.922      12.292          8         10.978      12.373         56
2005  .      12.292      12.772          6         12.373      12.876         43
2006  .      12.772      15.530          3         12.876      15.678         23
2007  .      15.530      14.796          3         15.678      14.960         26
2008  .      14.796       9.653          2         14.960       9.775         21
2009  .       9.653      11.155          2          9.775      11.312         21
---------    ------      ------        ---         ------      ------        ---
DWS VIP
Alternati
Asset
Allocatio
Plus
2009  .       N/A         N/A         N/A          11.110      11.483          1**
---------    ------      ------       ----         ------      ------        ---

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIP Equity 500 Index
2000  .
2001  .      10.000        11.273(1)         1         10.000        11.275(1)        11
2002  .      11.273         8.592            1         11.275         8.598            1
2003  .       N/A          N/A             N/A          8.598        10.818            0
2004  .       N/A          N/A             N/A          N/A          N/A            N/A
2005  .       N/A          N/A             N/A          N/A          N/A            N/A
2006  .       N/A          N/A             N/A          N/A          N/A            N/A
2007  .       N/A          N/A             N/A          N/A          N/A            N/A
2008  .       N/A          N/A             N/A          N/A          N/A            N/A
2009  .       N/A          N/A             N/A          N/A          N/A            N/A
---------    ------        --------        ---         ------        --------       ----
DWS VIP Small Cap Index
2003  .       N/A          N/A             N/A          N/A          N/A            N/A
2004  .       N/A          N/A             N/A          N/A          N/A            N/A
2005  .       N/A          N/A             N/A          N/A          N/A            N/A
2006  .       N/A          N/A             N/A          N/A          N/A            N/A
2007  .       N/A          N/A             N/A          N/A          N/A            N/A
2008  .       N/A          N/A             N/A          N/A          N/A            N/A
2009  .       N/A          N/A             N/A          N/A          N/A            N/A
---------    ------        --------        ---         ------        --------       ----
Fidelity VIP Contrafund Portfolio
2003  .       N/A          N/A             N/A          9.702        12.210            3
2004  .       N/A          N/A             N/A         12.210        13.803            3
2005  .       N/A          N/A             N/A         13.803        15.808            5
2006  .       N/A          N/A             N/A         15.808        17.292            6
2007  .       N/A          N/A             N/A         17.292        19.912            8
2008  .       N/A          N/A             N/A         19.912        11.202            7
2009  .       N/A          N/A             N/A         11.202        14.897            6
---------    ------        --------        ---         ------        --------       ----
Fidelity VIP Equity-Income Portfolio
2000  .
2001  .      10.000        11.088(1)         1         10.000        10.285(2)         6
2002  .      11.088         9.013            4         10.285         8.364           12
2003  .       9.013        11.499            1          8.364        10.677            5
2004  .      11.499        12.550            1         10.677        11.659            7
2005  .      12.550        13.000            1         11.659        12.082            2
2006  .      13.000        15.297            1         12.082        14.225            2
2007  .      15.297        15.200            1         14.225        14.142            2
2008  .      15.200         8.529            1         14.142         7.939            2
2009  .       8.529        10.869            1          7.939        10.122            2
---------    ------        --------        ---         ------        --------       ----
Fidelity VIP Growth Portfolio
2000  .
2001  .      10.000        11.764(1)         1         10.000        10.687(2)         6
2002  .      11.764         8.045            5         10.687         7.312            3
2003  .       N/A          N/A             N/A          7.312         9.514            1
2004  .       N/A          N/A             N/A          9.514         9.632            1
2005  .       N/A          N/A             N/A          9.632         9.975            1
2006  .       N/A          N/A             N/A          9.975        10.436            1
2007  .       N/A          N/A             N/A         10.436        12.976            1**
2008  .       N/A          N/A             N/A         12.976         6.712            1**
2009  .       N/A          N/A             N/A          6.712         8.431            1**
---------    ------        --------        ---         ------        --------       ----
Fidelity VIP Mid Cap
2005  .       N/A          N/A             N/A          N/A          N/A            N/A
2006  .       N/A          N/A             N/A          N/A          N/A            N/A
2007  .       N/A          N/A             N/A         15.151        14.431            1
2008  .       N/A          N/A             N/A         14.431         8.556            1
2009  .       N/A          N/A             N/A          8.556        11.738            2
---------    ------        --------        ---         ------        --------       ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
DWS VIP Equity 500 Index
2000  .      10.000       8.982*         2         10.000       8.987*        21
2001  .       8.982       7.747         34          8.987       7.763        198
2002  .       7.747       5.911         37          7.763       5.932        257
2003  .       5.911       7.440         28          5.932       7.478        172
2004  .       7.440       8.081         31          7.478       8.135        151
2005  .       8.081       8.308         29          8.135       8.376         98
2006  .       8.308       9.426         24          8.376       9.517         91
2007  .       9.426       9.749         21          9.517       9.857         79
2008  .       9.749       6.017         20          9.857       6.094         63
2009  .       6.017       7.466         12          6.094       7.572         50
---------    ------       -----         --         ------       -----        ---
DWS VIP Small Cap Index
2003  .       9.445      13.583          5          9.463      13.631          1
2004  .      13.583      15.710          5         13.631      15.788          4
2005  .      15.710      16.087          5         15.788      16.192          4
2006  .      16.087      18.564          3         16.192      18.713          4
2007  .      18.564      17.886          2         18.713      18.057          3
2008  .      17.886      11.572          2         18.057      11.700          3
2009  .      11.572      14.386          2         11.700      14.567          2
---------    ------      ------         --         ------      ------        ---
Fidelity VIP Contrafund Portfolio
2003  .       9.708      12.223         13          9.726      12.264          4
2004  .      12.223      13.825          9         12.264      13.892         12
2005  .      13.825      15.841         21         13.892      15.941         22
2006  .      15.841      17.337         23         15.941      17.473         20
2007  .      17.337      19.974         14         17.473      20.161         26
2008  .      19.974      11.242         12         20.161      11.365         26
2009  .      11.242      14.958         10         11.365      15.143         31
---------    ------      ------         --         ------      ------        ---
Fidelity VIP Equity-Income Portfolio
2000  .      10.000      10.854*         1**       10.000      10.860*        27
2001  .      10.854      10.103         51         10.860      10.124        143
2002  .      10.103       8.221         70         10.124       8.250        181
2003  .       8.221      10.499         41          8.250      10.552        138
2004  .      10.499      11.470         44         10.552      11.545        113
2005  .      11.470      11.892         39         11.545      11.989         91
2006  .      11.892      14.008         15         11.989      14.143         93
2007  .      14.008      13.933         14         14.143      14.088         71
2008  .      13.933       7.826         11         14.088       7.925         55
2009  .       7.826       9.983          9          7.925      10.125         39
---------    ------      ------         --         ------      ------        ---
Fidelity VIP Growth Portfolio
2000  .      10.000       8.354*         7         10.000       8.360*        41
2001  .       8.354       6.739         23          8.360       6.754         99
2002  .       6.739       4.613         20          6.754       4.630        148
2003  .       4.613       6.006         13          4.630       6.037         84
2004  .       6.006       6.083         14          6.037       6.123         74
2005  .       6.083       6.303         13          6.123       6.355         63
2006  .       6.303       6.597         12          6.355       6.661         48
2007  .       6.597       8.207         12          6.661       8.299         32
2008  .       8.207       4.247         10          8.299       4.301         20
2009  .       4.247       5.338         10          4.301       5.414         18
---------    ------      ------         --         ------      ------        ---
Fidelity VIP Mid Cap
2005  .      10.095      11.554          1**       10.237      11.564          2
2006  .      11.554      12.756          1**       11.564      12.786          3
2007  .      12.756      14.450          1**       12.786      14.506          4
2008  .      14.450       8.571          3         14.506       8.617          4
2009  .       8.571      11.764          1          8.617      11.845          5
---------    ------      ------         --         ------      ------        ---

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Overseas Portfolio
2000  .
2001  .      10.000        10.892(1)         1**       10.000        10.895(1)         1**
2002  .      10.892         8.500            1**        N/A          N/A            N/A
2003  .       N/A          N/A            N/A           N/A          N/A            N/A
2004  .       N/A          N/A            N/A          11.948        13.290            1
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
FTVIPT Franklin Income Securities
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .      11.682        11.407            4          N/A          N/A            N/A
2008  .      11.407         7.873            3         10.922         7.883            5
2009  .       7.873        10.475            3          N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000  .
2001  .      10.000        12.288(1)         1**       10.000        12.289(1)         2
2002  .      12.288         8.598            5         12.289         8.603            3
2003  .       8.598        11.578            0          8.603        11.592            0
2004  .       N/A          N/A            N/A          11.592        12.685            1
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A          16.378        15.204            1**
2008  .       N/A          N/A            N/A          15.204         8.582            1**
2009  .       N/A          N/A            N/A           8.582        12.096            1**
---------    ------        --------       ----         ------        --------       ----
FTVIPT Mutual Shares Securities
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A          11.267        11.430            2
2008  .       N/A          N/A            N/A          11.430         7.057            5
2009  .       N/A          N/A            N/A           7.057         8.732            2
---------    ------        --------       ----         ------        --------       ----
FTVIPT Templeton Global Bond Securities
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A          12.117        12.403            4
2009  .       N/A          N/A            N/A          12.403        14.451            5
---------    ------        --------       ----         ------        --------       ----
FTVIPT Templeton Growth Securities Fund
2000  .
2001  .      10.000        11.163(1)         1**       10.000        11.165(1)         1**
2002  .      11.163         8.928            8         11.165         8.933            3
2003  .       N/A          N/A            N/A           8.933        11.588            1
2004  .       N/A          N/A            N/A          11.588        13.198            3
2005  .       N/A          N/A            N/A          13.198        14.105            3
2006  .       N/A          N/A            N/A          14.105        16.866            3
2007  .       N/A          N/A            N/A          16.866        16.945            2
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Janus Aspen Balanced Portfolio
2003  .       N/A          N/A            N/A           N/A          N/A            N/A
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Overseas Portfolio
2000  .      10.000       8.595*         1         10.000       8.601*         6
2001  .       8.595       6.655          8          8.601       6.670         27
2002  .       6.655       5.199          7          6.670       5.218         36
2003  .       5.199       7.304          3          5.218       7.342         57
2004  .       7.304       8.129          5          7.342       8.184         26
2005  .       8.129       9.483          6          8.184       9.562         24
2006  .       9.483      10.969          3          9.562      11.077         20
2007  .      10.969      12.611          3         11.077      12.754         13
2008  .      12.611       6.941          3         12.754       7.030         12
2009  .       6.941       8.604          3          7.030       8.728         12
---------    ------      ------          -         ------      ------         --
FTVIPT Franklin Income Securities
2006  .      10.009      11.212          5         10.543      11.222          8
2007  .      11.212      11.425          5         11.222      11.453         32
2008  .      11.425       7.894         10         11.453       7.925         27
2009  .       7.894      10.512          3          7.925      10.570         19
---------    ------      ------         --         ------      ------         --
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000  .      10.000       8.035          3         10.000       8.042         27
2001  .       8.035       6.689         19          8.042       6.704        150
2002  .       6.689       4.685         40          6.704       4.702        270
2003  .       4.685       6.315         30          4.702       6.348        163
2004  .       6.315       6.914         29          6.348       6.961        125
2005  .       6.914       7.116         26          6.961       7.175         93
2006  .       7.116       7.597         51          7.175       7.671         74
2007  .       7.597       8.300         22          7.671       8.394         54
2008  .       8.300       4.687         15          8.394       4.748         42
2009  .       4.687       6.610          8          4.748       6.705         41
---------    ------      ------         --         ------      ------        ---
FTVIPT Mutual Shares Securities
2006  .       N/A         N/A         N/A          10.449      11.267          1
2007  .      11.981      11.440          2         11.267      11.467         15
2008  .      11.440       7.066          5         11.467       7.093         21
2009  .       7.066       8.748          2          7.093       8.795         19
---------    ------      ------       ----         ------      ------        ---
FTVIPT Templeton Global Bond Securities
2005  .       N/A         N/A         N/A           9.944       9.873          1**
2006  .      10.202      10.926          1**        9.873      10.952          2
2007  .      10.926      11.912          1**       10.952      11.958         12
2008  .      11.912      12.425          5         11.958      12.492         19
2009  .      12.425      14.484          7         12.492      14.583         29
---------    ------      ------       ----         ------      ------        ---
FTVIPT Templeton Growth Securities Fund
2000  .      10.000      10.197*         4         10.000      10.204*         3
2001  .      10.197       9.884         19         10.204       9.905         44
2002  .       9.884       7.912         35          9.905       7.941         49
2003  .       7.912      10.269         19          7.941      10.322         40
2004  .      10.269      11.702         19         10.322      11.780         40
2005  .      11.702      12.512         18         11.780      12.614         45
2006  .      12.512      14.969         16         12.614      15.114         41
2007  .      14.969      15.047         15         15.114      15.215         41
2008  .      15.047       8.524          9         15.215       8.632         30
2009  .       8.524      10.975          7          8.632      11.132         28
---------    ------      ------       ----         ------      ------        ---
Janus Aspen Balanced Portfolio
2003  .       9.770      10.912          1          9.786      10.947          3
2004  .      10.912      11.606          3         10.947      11.660          5
2005  .      11.606      12.272          3         11.660      12.348          4
2006  .      12.272      13.309          2         12.348      13.411          4
2007  .      13.309      14.416          2         13.411      14.549          2
2008  .      14.416      11.885          1         14.549      12.012          1
2009  .      11.885      14.659          1         12.012      14.839          2
---------    ------      ------       ----         ------      ------        ---

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Enterprise Portfolio
2003  .   N/A         N/A                  N/A          N/A          N/A             N/A
2004  .   N/A         N/A                  N/A          N/A          N/A             N/A
2005  .   N/A         N/A                  N/A          N/A          N/A             N/A
2006  .   N/A         N/A                  N/A          N/A          N/A             N/A
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      --------                          --           ---
Janus Aspen Worldwide
2003  .   N/A         N/A                  N/A          N/A          N/A             N/A
2004  .   N/A         N/A                  N/A          N/A          N/A             N/A
2005  .   N/A         N/A                  N/A          N/A          N/A             N/A
2006  .   N/A         N/A                  N/A          N/A          N/A             N/A
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      --------                          --           ---
Lincoln VIP Baron Growth Opportunities(9)
2006  .   N/A         N/A                  N/A          N/A          N/A             N/A
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      --------                          --           ---
Lincoln VIP Capital Growth
2007  .   N/A         N/A                  N/A         11.001        10.688            1
2008  .   N/A         N/A                  N/A         10.688         6.113            1
2009  .   N/A         N/A                  N/A          6.113         8.073            1
--------- ------      --------                         ------        ------          ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      --------                         ------        ------          ---
Lincoln VIP Columbia Value Opportunities
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      --------                         ------        ------          ---
Lincoln VIP Delaware Bond
2000  .
2001  .   10.000       10.113(1)             6         10.000        10.093(1)        24
2002  .   10.113      10.931               116         10.093        10.915           38
2003  .   10.931      11.506                 9         10.915        11.495           35
2004  .   11.506      11.888                 9         11.495        11.883           36
2005  .   11.888      11.972                10         11.883        11.973           44
2006  .   11.972      12.301                 9         11.973        12.307           42
2007  .   12.301      12.726                 7         12.307        12.740           46
2008  .   12.726      12.122                 7         12.740        12.140           37
2009  .   12.122      14.142                 8         12.140        14.171           35
--------- ------      ---------            ---         ------        --------        ---
Lincoln VIP Delaware Foundation Aggressive Allocation(10)
2003  .   N/A         N/A                  N/A          N/A          N/A             N/A
2004  .   N/A         N/A                  N/A          N/A          N/A             N/A
2005  .   N/A         N/A                  N/A          N/A          N/A             N/A
2006  .   N/A         N/A                  N/A          N/A          N/A             N/A
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      ---------            ---         ------        --------        ---
Lincoln VIP Delaware Growth and Income
2005  .   N/A         N/A                  N/A          N/A          N/A             N/A
2006  .   N/A         N/A                  N/A          N/A          N/A             N/A
2007  .   N/A         N/A                  N/A          N/A          N/A             N/A
2008  .   N/A         N/A                  N/A          N/A          N/A             N/A
2009  .   N/A         N/A                  N/A          N/A          N/A             N/A
--------- ------      ---------            ---         ------        --------        ---



                       with Step-Up                            with EGMDB
          -------------------------------------- --------------------------------------
          Accumulation unit value                Accumulation unit value
          ------------------------   Number of   ------------------------   Number of
           Beginning     End of     accumulation  Beginning     End of     accumulation
           of period     period        units      of period     period        units
          ----------- ------------ ------------- ----------- ------------ -------------
             (Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Enterprise Portfolio
2003  .       N/A         N/A          N/A           8.047       10.668          1
2004  .      10.632       12.581          1**       10.668       12.642          1
2005  .      12.581       13.842          1**       12.642       13.930          3
2006  .      13.842       15.404          1**       13.930       15.525          2
2007  .      15.404       18.419          1         15.525       18.592          4
2008  .      18.419       10.156          1**       18.592       10.267          2
2009  .      10.156       14.408          1**       10.267       14.587          2
---------    ------       ------       ----         ------       ------          -
Janus Aspen Worldwide
2003  .       8.396       10.199          2          N/A         N/A          N/A
2004  .      10.199       10.470          2          N/A         N/A          N/A
2005  .       N/A         N/A          N/A           N/A         N/A          N/A
2006  .       N/A         N/A          N/A           N/A         N/A          N/A
2007  .       N/A         N/A          N/A           N/A         N/A          N/A
2008  .       N/A         N/A          N/A           N/A         N/A          N/A
2009  .       N/A         N/A          N/A           N/A         N/A          N/A
---------    ------       ------       ----         ------       ------       ----
Lincoln VIP Baron Growth Opportunities(9)
2006  .       N/A         N/A          N/A           9.635       10.616          1**
2007  .       N/A         N/A          N/A          10.616       10.800          3
2008  .       N/A         N/A          N/A          10.800        6.465          1
2009  .       N/A         N/A          N/A           6.465        8.797          9
---------    ------       ------       ----         ------       ------       ----
Lincoln VIP Capital Growth
2007  .       N/A         N/A          N/A           N/A         N/A          N/A
2008  .       N/A         N/A          N/A           N/A         N/A          N/A
2009  .       N/A         N/A          N/A           N/A         N/A          N/A
---------    ------       ------       ----         ------       ------       ----
Lincoln VIP Cohen & Steers Global Real Estate
2007  .       N/A         N/A          N/A           N/A         N/A          N/A
2008  .       5.244        4.663          1**        7.023        4.674          1
2009  .       4.663        6.297          1**        4.674        6.321          1
---------    ------       ------       ----         ------       ------       ----
Lincoln
VIP
Columbia
Value
Opportuni
2007  .       N/A         N/A          N/A           N/A         N/A          N/A
2008  .       N/A         N/A          N/A           N/A         N/A          N/A
2009  .       N/A         N/A          N/A           4.391        7.406          3
---------    ------       ------       ----         ------       ------       ----
Lincoln VIP Delaware Bond
2000  .      10.000       10.600*         2         10.000       10.606*        46
2001  .      10.600       11.364        263         10.606       11.387        635
2002  .      11.364       12.295        402         11.387       12.338       1,126
2003  .      12.295       12.955        276         12.338       13.020        576
2004  .      12.955       13.399        235         13.020       13.486        571
2005  .      13.399       13.507        237         13.486       13.616        487
2006  .      13.507       13.892        158         13.616       14.024        400
2007  .      13.892       14.387        161         14.024       14.546        285
2008  .      14.387       13.717        115         14.546       13.889        250
2009  .      13.717       16.019        101         13.889       16.244        222
---------    ------       ------       ----         ------       ------       -----
Lincoln VIP Delaware Foundation Aggressive Allocation(10)
2003  .       N/A         N/A          N/A          10.500       11.342          0
2004  .      11.494       12.607          1         11.342       12.637          2
2005  .      12.607       13.191          1         12.637       13.242          4
2006  .      13.191       14.798          1         13.242       14.878          4
2007  .      14.798       15.423          1         14.878       15.529          7
2008  .      15.423       10.090          1         15.529       10.175          3
2009  .       N/A         N/A          N/A          10.175       13.177          1
---------    ------       ------       ----         ------       ------       -----
Lincoln VIP Delaware Growth and Income
2005  .       N/A         N/A          N/A           N/A         N/A          N/A
2006  .       N/A         N/A          N/A           N/A         N/A          N/A
2007  .       N/A         N/A          N/A           N/A         N/A          N/A
2008  .       N/A         N/A          N/A           N/A         N/A          N/A
2009  .       N/A         N/A          N/A           N/A         N/A          N/A
---------    ------       ------       ----         ------       ------       -----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Delaware Social Awareness(5)
2000  .
2001  .      10.000    11.526(1)             1**       10.000    11.529(1)             1**
2002  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2003  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2004  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2005  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2006  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Delaware Special Opportunities
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Global Income
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Growth Fund(7)
2005  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2006  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Growth Opportunities(8)
2005  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2006  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Janus Capital Appreciation
2003  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2004  .       N/A     N/A                 N/A          12.182   12.549                 1
2005  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2006  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Marsico International Growth
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP MFS Value
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Mid-Cap Value
2007  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2008  .       N/A     N/A                 N/A           N/A     N/A                 N/A
2009  .       N/A     N/A                 N/A           N/A     N/A                 N/A
---------    ------   ---------           ----         ------   ---------           ----
Lincoln VIP Mondrian International Value
2003  .       9.644   13.400                 2          9.651   13.417                 2
2004  .      13.400   15.901                 1         13.417   15.928                 2
2005  .      15.901   17.559                 1         15.928   17.598                 4
2006  .      17.559   22.398                 1         17.598   22.459                 4
2007  .      22.398   24.501                 1         22.459   24.580                 4
2008  .      24.501   15.228                 1         24.580   15.285                 4
2009  .      15.228   18.114                 1         15.285   18.191                 4
---------    ------   ---------           ----         ------   ---------           ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Delaware Social Awareness(5)
2000  .      10.000       8.787*         1**       10.000       8.792*        10
2001  .       8.787       7.794         12          8.792       7.811         22
2002  .       7.794       5.895         10          7.811       5.917         20
2003  .       9.972      11.986          6          9.273      12.027         13
2004  .      11.986      13.267         10         12.027      13.333         17
2005  .      13.267      14.598          9         13.333      14.692         12
2006  .      14.598      16.102          9         14.692      16.231         11
2007  .      16.102      16.284          6         16.231      16.439         10
2008  .      16.284      10.490          3         16.439      10.605          9
2009  .      10.490      13.393          3         10.605      13.561          8
---------    ------      ------         --         ------      ------         --
Lincoln
VIP
Delaware
Special
Opportuni
2007  .       N/A         N/A         N/A           N/A         N/A         N/A
2008  .       6.091       5.663          1          N/A         N/A         N/A
2009  .       5.663       7.230          1          N/A         N/A         N/A
---------    ------      ------       ----         ------      ------       ----
Lincoln
VIP
Global
Income
2009  .       N/A         N/A         N/A          10.687      10.668          1**
---------    ------      ------       ----         ------      ------       ----
Lincoln VIP Growth Fund(7)
2005  .       N/A         N/A         N/A          10.307      10.833          3
2006  .       N/A         N/A         N/A          10.833      11.314          3
---------    ------      ------       ----         ------      ------       ----
Lincoln VIP Growth Opportunities(8)
2005  .       N/A         N/A         N/A          10.923      11.440          1**
2006  .       N/A         N/A         N/A          11.440      12.366          1
---------    ------      ------       ----         ------      ------       ----
Lincoln VIP Janus Capital Appreciation
2003  .       N/A         N/A         N/A           N/A         N/A         N/A
2004  .      11.987      12.559          1**       12.186      12.587          1**
2005  .      12.559      12.822          1**       12.587      12.869          1**
2006  .      12.822      13.777          1**       12.869      13.849          1**
2007  .      13.777      16.253          1**       13.849      16.362          1**
2008  .      16.253       9.423          1**       16.362       9.501          1**
2009  .       9.423      12.788          1**        9.501      12.912          1**
---------    ------      ------       ----         ------      ------       ----
Lincoln
VIP
Marsico
Internati
Growth
2007  .       N/A         N/A         N/A           N/A         N/A         N/A
2008  .       N/A         N/A         N/A           9.984       5.584          2
2009  .       N/A         N/A         N/A           5.584       7.443          3
---------    ------      ------       ----         ------      ------       ----
Lincoln
VIP MFS
Value
2007  .       N/A         N/A         N/A           N/A         N/A         N/A
2008  .       8.567       6.433          3          9.055       6.449          2
2009  .       6.433       7.624          2          6.449       7.654          7
---------    ------      ------       ----         ------      ------       ----
Lincoln
VIP
Mid-Cap
Value
2007  .       9.496       8.627          1**       10.191       8.635          1
2008  .       8.627       5.012          1**        8.635       5.024          1
2009  .       N/A         N/A         N/A           5.024       7.022          1**
---------    ------      ------       ----         ------      ------       ----
Lincoln VIP Mondrian International Value
2003  .       9.659      13.434          3          9.675      13.477          9
2004  .      13.434      15.957          6         13.477      16.032          8
2005  .      15.957      17.639          6         16.032      17.748         11
2006  .      17.639      22.523          6         17.748      22.695         10
2007  .      22.523      24.662          3         22.695      24.889         10
2008  .      24.662      15.343          1         24.889      15.507          6
2009  .      15.343      18.269          1         15.507      18.493          4
---------    ------      ------       ----         ------      ------       ----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
2000  .
2001  .      10.000        10.017(1)         1**       10.000        10.019(1)         1**
2002  .      10.017         9.967           39         10.019         9.976           23
2003  .       9.967         9.846            1          9.976         9.860            2
2004  .       9.846         9.746            1          9.860         9.764            1
2005  .       N/A          N/A            N/A           9.764         9.852            1
2006  .       N/A          N/A            N/A           9.852        10.124            1**
2007  .      10.266        10.397            3         10.124        10.432            4
2008  .      10.397        10.441            3         10.432        10.481           16
2009  .       N/A          N/A            N/A          10.481        10.320            4
---------    ------        --------       ----         ------        --------         --
Lincoln VIP SSgA Bond Index
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA Developed International 150
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA Emerging Markets 100
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA International Index
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA Large Cap 100
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA S&P 500 Index(6)
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA Small Cap Index
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP SSgA Small/Mid Cap 200
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP T. Rowe Price Growth Stock
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2003  .       N/A          N/A            N/A           N/A          N/A            N/A
2004  .       N/A          N/A            N/A           N/A          N/A            N/A
2005  .       N/A          N/A            N/A           N/A          N/A            N/A
2006  .       N/A          N/A            N/A           N/A          N/A            N/A
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP Templeton Growth
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----
Lincoln VIP Turner Mid-Cap Growth
2007  .       N/A          N/A            N/A           N/A          N/A            N/A
2008  .       N/A          N/A            N/A           N/A          N/A            N/A
2009  .       N/A          N/A            N/A           N/A          N/A            N/A
---------    ------        --------       ----         ------        --------       ----



                     with Step-Up                         with EGMDB
          ----------------------------------- -----------------------------------
            Accumulation unit                   Accumulation unit
                  value                               value
          ---------------------   Number of   ---------------------   Number of
           Beginning    End of   accumulation  Beginning    End of   accumulation
           of period    period      units      of period    period      units
          ----------- --------- ------------- ----------- --------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
2000  .      10.000     10.206*       14         10.000     10.212*       171
2001  .      10.206     10.427       227         10.212     10.448      2,634
2002  .      10.427     10.385       195         10.448     10.422      6,301
2003  .      10.385     10.269       133         10.422     10.321      1,526
2004  .      10.269     10.175        90         10.321     10.241        276
2005  .      10.175     10.272        81         10.241     10.355        258
2006  .      10.272     10.561        79         10.355     10.662        214
2007  .      10.561     10.888        81         10.662     11.009        171
2008  .      10.888     10.944       113         11.009     11.082        288
2009  .      10.944     10.781        93         11.082     10.934        206
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
Bond
Index
2008  .       9.992     10.448         1**       10.190     10.457          7
2009  .      10.448     10.699         1**       10.457     10.724          8
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
Developed
Internati
150
2008  .       5.643      6.254         1**        6.008      6.259          1
2009  .       6.254      8.865         1**        6.259      8.885          1
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
Emerging
Markets
100
2008  .       5.502      6.046         1**        6.245      6.050          1**
2009  .       6.046     11.250         1**        6.050     11.276          5
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
Internati
Index
2008  .       5.753      6.390         1**        6.089      6.395          1
2009  .       6.390      8.004         1**        6.395      8.022          1
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
Large Cap
100
2008  .       6.340      6.965         1**        6.859      6.971          1
2009  .       6.965      9.233         1**        6.971      9.254          2
---------    ------     ------       ---         ------     ------      -----
Lincoln
VIP SSgA
S&P 500
Index(6)
2007  .       N/A        N/A        N/A           N/A        N/A        N/A
2008  .       6.598      7.001         1**        6.989      7.039          1
2009  .       7.001      8.672         1**        7.039      8.732          7
---------    ------     ------      ----         ------     ------      -----
Lincoln
VIP SSgA
Small Cap
Index
2007  .       N/A        N/A        N/A          10.227      9.144          1**
2008  .       5.360      5.910         1**        9.144      5.924          1**
2009  .       5.910      7.297         1**        5.924      7.325          1
---------    ------     ------      ----         ------     ------      -----
Lincoln
VIP SSgA
Small/Mid
Cap 200
2008  .       6.442      7.216         1**        7.459      7.222          1**
2009  .       7.216     10.722         1**        7.222     10.747          1**
---------    ------     ------      ----         ------     ------      -----
Lincoln
VIP T.
Rowe
Price
Growth
Stock
2007  .       N/A        N/A        N/A           N/A        N/A        N/A
2008  .       N/A        N/A        N/A           8.983      5.661          2
2009  .       N/A        N/A        N/A           5.661      7.947          8
---------    ------     ------      ----         ------     ------      -----
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2003  .       N/A        N/A        N/A           N/A        N/A        N/A
2004  .       N/A        N/A        N/A          12.722     13.739          1
2005  .       N/A        N/A        N/A           N/A        N/A        N/A
2006  .       N/A        N/A        N/A           N/A        N/A        N/A
2007  .       N/A        N/A        N/A           N/A        N/A        N/A
2008  .       N/A        N/A        N/A           N/A        N/A        N/A
2009  .       N/A        N/A        N/A          10.179     14.261          3
---------    ------     ------      ----         ------     ------      -----
Lincoln
VIP
Templeton
Growth
2007  .       N/A        N/A        N/A           N/A        N/A        N/A
2008  .       6.287      5.967         1**        8.293      5.981          5
2009  .       5.967      7.490         1**        5.981      7.519          5
---------    ------     ------      ----         ------     ------      -----
Lincoln
VIP
Turner
Mid-Cap
Growth
2007  .       N/A        N/A        N/A           N/A        N/A        N/A
2008  .       N/A        N/A        N/A           N/A        N/A        N/A
2009  .       N/A        N/A        N/A           N/A        N/A        N/A
---------    ------     ------      ----         ------     ------      -----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Wilshire 2010 Profile
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire 2020 Profile
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire 2030 Profile
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire 2040 Profile
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire Aggressive Profile
2005  .   N/A              N/A            N/A           N/A          N/A            N/A
2006  .   N/A              N/A            N/A           N/A          N/A            N/A
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire Conservative Profile
2005  .   N/A              N/A            N/A           N/A          N/A            N/A
2006  .   N/A              N/A            N/A           N/A          N/A            N/A
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire Moderate Profile
2005  .   N/A              N/A            N/A           N/A          N/A            N/A
2006  .   N/A              N/A            N/A           N/A          N/A            N/A
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .   N/A              N/A            N/A           N/A          N/A            N/A
2006  .   N/A              N/A            N/A           N/A          N/A            N/A
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
MFS VIT Core Equity
2003  .   N/A              N/A            N/A           N/A          N/A            N/A
2004  .   N/A              N/A            N/A           N/A          N/A            N/A
2005  .   N/A              N/A            N/A           N/A          N/A            N/A
2006  .   N/A              N/A            N/A           N/A          N/A            N/A
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           ---            ---------     --           ---            ---------
MFS VIT Growth Series
2000  .
2001  .   10.000           12.125(1)         1**       10.000        11.039(2)         4
2002  .   12.125            7.869            1         11.039         7.168            1**
2003  .   N/A              N/A            N/A           7.168         9.143            0
2004  .   N/A              N/A            N/A           9.143        10.117            1
2005  .   N/A              N/A            N/A          10.117        10.818            1**
2006  .   N/A              N/A            N/A          10.818        11.428            1**
2007  .   N/A              N/A            N/A           N/A          N/A            N/A
2008  .   N/A              N/A            N/A           N/A          N/A            N/A
2009  .   N/A              N/A            N/A           N/A          N/A            N/A
--------- ------           --------       ----         ------        --------       ----



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln
VIP
Wilshire
2010
Profile
2007  .       N/A         N/A          N/A          N/A         N/A         N/A
2008  .       N/A         N/A          N/A          8.505       7.790          1
2009  .       N/A         N/A          N/A          N/A         N/A         N/A
---------     --          ---                       -----       -----       ----
Lincoln
VIP
Wilshire
2020
Profile
2007  .       N/A         N/A          N/A          N/A         N/A         N/A
2008  .       N/A         N/A          N/A          N/A         N/A         N/A
2009  .       N/A         N/A          N/A          N/A         N/A         N/A
---------     --          ---                       -----       -----       ----
Lincoln
VIP
Wilshire
2030
Profile
2007  .       N/A         N/A          N/A          N/A         N/A         N/A
2008  .       N/A         N/A          N/A          N/A         N/A         N/A
2009  .       N/A         N/A          N/A          N/A         N/A         N/A
---------     --          ---                       -----       -----       ----
Lincoln
VIP
Wilshire
2040
Profile
2007  .       N/A         N/A          N/A          N/A         N/A         N/A
2008  .       N/A         N/A          N/A          N/A         N/A         N/A
2009  .       N/A         N/A          N/A          5.495       8.298          4
---------     --          ---                       -----       -----       ----
Lincoln VIP Wilshire Aggressive Profile
2005  .       N/A         N/A          N/A          N/A         N/A         N/A
2006  .       N/A         N/A          N/A          N/A         N/A         N/A
2007  .       N/A         N/A          N/A          N/A         N/A         N/A
2008  .       N/A         N/A          N/A          N/A         N/A         N/A
2009  .       N/A         N/A          N/A          N/A         N/A         N/A
---------     --          ---                       -----       -----       ----
Lincoln VIP Wilshire Conservative Profile
2005  .       N/A         N/A          N/A          N/A         N/A         N/A
2006  .       N/A         N/A          N/A          N/A         N/A         N/A
2007  .      11.497      11.585          1         11.138      11.630          1**
2008  .      11.585       9.257         12          N/A         N/A         N/A
2009  .       9.257      11.323         41          N/A         N/A         N/A
---------    ------      ------        ---         ------      ------       ----
Lincoln VIP Wilshire Moderate Profile
2005  .       N/A         N/A          N/A         10.008      10.469          8
2006  .       N/A         N/A          N/A         10.469      11.510          8
2007  .       N/A         N/A          N/A         11.510      12.340          6
2008  .       N/A         N/A          N/A         12.340       8.884          2
2009  .       N/A         N/A          N/A          8.884      11.162         17
---------    ------      ------        ---         ------      ------       ----
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .      10.000      10.637          5          N/A         N/A         N/A
2006  .      10.637      11.895          5          N/A         N/A         N/A
2007  .      11.895      12.797          9         13.213      12.847          3
2008  .      12.797       8.348          9         12.847       8.393          3
2009  .       8.348      10.553          2          8.393      10.625          3
---------    ------      ------        ---         ------      ------       ----
MFS VIT Core Equity
2003  .       8.192      10.227          4          N/A         N/A         N/A
2004  .      10.227      11.259          4         10.263      11.315          1**
2005  .      11.259      11.220          4         11.315      11.293          1
2006  .      11.220      12.508          4          N/A         N/A         N/A
2007  .      12.508      13.621          4          N/A         N/A         N/A
2008  .      13.621       8.117          4          N/A         N/A         N/A
2009  .       8.117      10.542          4          N/A         N/A         N/A
---------    ------      ------        ---         ------      ------       ----
MFS VIT Growth Series
2000  .      10.000       8.165*        12         10.000       8.170*        27
2001  .       8.165       5.323         38          8.170       5.334        121
2002  .       5.323       3.458         35          5.334       3.471        140
2003  .       3.458       4.413         32          3.471       4.436        131
2004  .       4.413       4.886         29          4.436       4.918         68
2005  .       4.886       5.227         26          4.918       5.269         43
2006  .       5.227       5.524         17          5.269       5.578         36
2007  .       5.524       6.558         15          5.578       6.632         29
2008  .       6.558       4.023         15          6.632       4.074         22
2009  .       4.023       5.426         12          4.074       5.503         20
---------    ------      ------        ---         ------      ------       ----

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Total Return Series
2000  .
2001  .      10.000        10.629(1)         1         10.000        10.630(1)         8
2002  .      10.629         9.871           29         10.630         9.877           18
2003  .       9.871        11.235            3          9.877        11.248           12
2004  .      11.235        12.240            3         11.248        12.259           13
2005  .      12.240        12.321            3         12.259        12.347           14
2006  .      12.321        13.495            3         12.347        13.530           11
2007  .      13.495        13.762            2         13.530        13.805           11
2008  .      13.762        10.489            2         13.805        10.527            4
2009  .      10.489        12.115            2         10.527        12.165            3
---------    ------        --------         --         ------        --------         --
MFS VIT Utilities Series
2000  .
2001  .      10.000         9.842(1)         1**       10.000         9.355(2)        18
2002  .       N/A          N/A            N/A           9.355         7.080            3
2003  .       N/A          N/A            N/A           N/A          N/A             N/A
2004  .       N/A          N/A            N/A           N/A          N/A             N/A
2005  .       N/A          N/A            N/A           N/A          N/A             N/A
2006  .       N/A          N/A            N/A           N/A          N/A             N/A
2007  .       N/A          N/A            N/A           N/A          N/A             N/A
2008  .       N/A          N/A            N/A           N/A          N/A             N/A
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003  .       8.316        10.450            2          8.320        10.461            4
2004  .      10.450        11.926            2         10.461        11.944            4
2005  .      11.926        13.309            2         11.944        13.336            4
2006  .      13.309        14.978            2         13.336        15.016            4
2007  .      14.978        18.006            2         15.016        18.061            3
2008  .      18.006        10.005            2         18.061        10.040            3
2009  .      10.005        12.919            2         10.040        12.971            3
---------    ------        --------       ----         ------        --------        ---
Neuberger Berman AMT Regency Portfolio
2003  .       9.419        13.045            2          9.783        13.047            2
2004  .      13.045        15.662            2         13.047        15.672            2
2005  .      15.662        17.211            1         15.672        17.231            2
2006  .      17.211        18.773            1         17.231        18.803            2
2007  .      18.773        19.028            1         18.803        19.068            2
2008  .      19.028        10.115            1         19.068        10.142            2
2009  .      10.115        14.545            1         10.142        14.591            2
---------    ------        --------       ----         ------        --------        ---
PIMCO VIT Commodity Real Return
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---
Putnam VT Global Health Care Fund
2003  .       N/A          N/A            N/A           N/A          N/A             N/A
2004  .       N/A          N/A            N/A           N/A          N/A             N/A
2005  .       N/A          N/A            N/A           N/A          N/A             N/A
2006  .       N/A          N/A            N/A           N/A          N/A             N/A
2007  .       N/A          N/A            N/A           N/A          N/A             N/A
2008  .       N/A          N/A            N/A           N/A          N/A             N/A
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---
Putnam VT Growth and Income Fund
2003  .       N/A          N/A            N/A           8.986        10.801            3
2004  .       N/A          N/A            N/A          10.801        11.782            2
2005  .       N/A          N/A            N/A           N/A          N/A             N/A
2006  .       N/A          N/A            N/A           N/A          N/A             N/A
2007  .       N/A          N/A            N/A           N/A          N/A             N/A
2008  .       N/A          N/A            N/A           N/A          N/A             N/A
2009  .       N/A          N/A            N/A           N/A          N/A             N/A
---------    ------        --------       ----         ------        --------        ---



                      with Step-Up                           with EGMDB
          ------------------------------------- -------------------------------------
          Accumulation unit value               Accumulation unit value
          -----------------------   Number of   -----------------------   Number of
           Beginning     End of    accumulation  Beginning     End of    accumulation
           of period     period       units      of period     period       units
          ----------- ----------- ------------- ----------- ----------- -------------
            (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Total Return Series
2000  .      10.000      11.123*         1         10.000      11.128*        29
2001  .      11.123      10.927         90         11.128      10.948        358
2002  .      10.927      10.158        212         10.948      10.193        550
2003  .      10.158      11.573        153         10.193      11.631        379
2004  .      11.573      12.620        138         11.631      12.702        344
2005  .      12.620      12.717        127         12.702      12.819        319
2006  .      12.717      13.942        110         12.819      14.075        237
2007  .      13.942      14.232         95         14.075      14.389        191
2008  .      14.232      10.858         75         14.389      10.994        158
2009  .      10.858      12.555         71         10.994      12.731        132
---------    ------      ------        ---         ------      ------        ---
MFS VIT Utilities Series
2000  .      10.000       9.892*         7         10.000       9.898*        59
2001  .       9.892       7.340         88          9.898       7.356        288
2002  .       7.340       5.558         61          7.356       5.579        202
2003  .       5.558       7.401         45          5.579       7.439        155
2004  .       7.401       9.439         33          7.439       9.502        148
2005  .       9.439      10.807         32          9.502      10.895        134
2006  .      10.807      13.900         18         10.895      14.035         96
2007  .      13.900      17.415         15         14.035      17.610         79
2008  .      17.415      10.637         13         17.610      10.772         68
2009  .      10.637      13.881         11         10.772      14.079         53
---------    ------      ------        ---         ------      ------        ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003  .       8.326      10.473         14          8.343      10.510          9
2004  .      10.473      11.964         15         10.510      12.024         10
2005  .      11.964      13.365         15         12.024      13.453         11
2006  .      13.365      15.056         11         13.453      15.177         11
2007  .      15.056      18.119         11         15.177      18.292         11
2008  .      18.119      10.077          8         18.292      10.189          7
2009  .      10.077      13.025          5         10.189      13.189          5
---------    ------      ------        ---         ------      ------        ---
Neuberger Berman AMT Regency Portfolio
2003  .       9.387      13.075          2          9.809      13.107          8
2004  .      13.075      15.713          3         13.107      15.776         10
2005  .      15.713      17.285          3         15.776      17.380          8
2006  .      17.285      18.872          3         17.380      19.005          7
2007  .      18.872      19.148          3         19.005      19.311          7
2008  .      19.148      10.189          1         19.311      10.291          5
2009  .      10.189      14.667          1         10.291      14.836          2
---------    ------      ------        ---         ------      ------        ---
PIMCO VIT
Commodity
Real
Return
2009  .       N/A         N/A          N/A         11.612      12.499          1**
---------    ------      ------        ---         ------      ------        ---
Putnam VT Global Health Care Fund
2003  .       8.264       9.610          1          8.279       9.641          1
2004  .       N/A         N/A          N/A          9.641      10.159          1
2005  .       N/A         N/A          N/A         10.159      11.311          1
2006  .       N/A         N/A          N/A         11.311      11.437          1
2007  .       N/A         N/A          N/A         11.437      11.182          5
2008  .       N/A         N/A          N/A         11.182       9.121          5
2009  .       N/A         N/A          N/A          9.121      11.305          5
---------    ------      ------        ---         ------      ------        ---
Putnam VT Growth and Income Fund
2003  .       N/A         N/A          N/A          8.654      10.844          1
2004  .       N/A         N/A          N/A          N/A         N/A         N/A
2005  .       N/A         N/A          N/A         11.851      12.267          1
2006  .       N/A         N/A          N/A         12.267      13.986          2
2007  .       N/A         N/A          N/A         13.986      12.926          1
2008  .       9.905       7.712          1         12.926       7.794          1**
2009  .       7.712       9.833          1          7.794       9.953          1**
---------    ------      ------        ---         ------      ------       ----


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.

** All numbers less than 500 were rounded up to one.

(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.

(3) Commenced business on 9/17/01 with an initial unit value of $10.


(4) Effective following the close of business on May 19, 2003 shares of the American Funds International Fund were substituted for shares of the Delaware VIP Emerging Markets Series. The values in the table for periods prior to the substitution reflect investments in the Delaware VIP Emerging Markets Series. In 2004, the Delaware VIP Emerging Markets Series subaccount was added to the product.


(5) Effective following the close of business on May 19, 2003, shares of the Lincoln VIP Social Awareness were substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.


(6) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP S&P SSgA 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the reorganization reflect investments in the Lincoln Core Fund.


(7) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(8) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.


(9) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(10) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

                      (This page intentionally left blank)

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                           SAI 1

Lincoln ChoicePlusSM Access
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlusSM Access prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlusSM Access prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $223,104,195, $220,940,772, and $202,245,526 to LFA and Selling Firms in 2007, 2008 and 2009, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets


The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life appear on the following pages.

                       Prospectus 2

Lincoln ChoicePlus IISM Access
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802

www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. Capital Appreciation Fund*
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund*
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund*
     (formerly AIM V.I. International Growth Fund)


AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS International Value Portfolio AllianceBernstein VPS Large Cap Growth Portfolio* AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
BlackRock Variable Series Funds, Inc. (Class III):

     BlackRock Global Allocation V.I. Fund

Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series

     Delaware VIP Limited-Term Diversified Income Series

     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
     DWS Equity 500 Index VIP
     DWS Small Cap Index VIP
DWS Variable Series II (Class B):

     DWS Alternative Asset Allocation Plus VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund

     FTVIPT Templeton Global Bond Securities Fund

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*

     Janus Aspen Enterprise Portfolio*
     Janus Aspen Worldwide Portfolio*

Lincoln Variable Insurance Products Trust (Standard Class):
     LVIP Delaware Bond Fund

     LVIP Delaware Foundation Aggressive Allocation Fund

     LVIP Delaware Social Awareness Fund
     LVIP Janus Capital Appreciation Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund

     LVIP T. Rowe Price Structured Mid-Cap Growth Fund


Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     LVIP Delaware Growth and Income Fund
     LVIP Delaware Special Opportunities Fund

     LVIP Global Income Fund

     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund
     LVIP SSgA S&P 500 Index Fund**
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund

     LVIP Wells Fargo Intrinsic Value Fund*
     (formerly LVIP FI Equity-Income Fund)

     LVIP Wilshire 2010 Profile Fund
     LVIP Wilshire 2020 Profile Fund
     LVIP Wilshire 2030 Profile Fund
     LVIP Wilshire 2040 Profile Fund
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series*

     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
PIMCO Variable Insurance Trust (Advisor Class):

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):

     Putnam VT Global Health Care Fund*

     Putnam VT Growth & Income Fund*

*Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

Table of Contents





Item                                                          Page
Special Terms                                                  5
Expense Tables                                                 7
Summary of Common Questions                                   10
The Lincoln National Life Insurance Company                   13
Variable Annuity Account (VAA)                                13
Investments of the Variable Annuity Account                   14
Charges and Other Deductions                                  19
The Contracts                                                 24
 Purchase Payments                                            25
 Transfers On or Before the Annuity Commencement Date         26
 Surrenders and Withdrawals                                   28
 Death Benefit                                                31
 Investment Requirements                                      36
 Living Benefit Riders                                        41
 Lincoln Lifetime IncomeSM Advantage                          41
 Lincoln SmartSecurity (Reg. TM) Advantage                    50
 i4LIFE (Reg. TM) Advantage                                   56
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    61
 4LATER (Reg. TM) Advantage                                   63
 Annuity Payouts                                              68
 Fixed Side of the Contract                                   75
Distribution of the Contracts                                 78
Federal Tax Matters                                           79
Additional Information                                        83
 Voting Rights                                                83
 Return Privilege                                             84
 Other Information                                            84
 Legal Proceedings                                            85
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   86
Appendix A - Condensed Financial Information                  A-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.


Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.


Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing and cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.75%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.90%



    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.70%              1.65%              1.50%               1.40%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.85%              1.80%              1.65%               1.55%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.


Optional Rider Charges:



Lincoln Lifetime IncomeSM Advantage:


                                        Lincoln Lifetime IncomeSM
                                                Advantage
                                       Single or Joint Life Option
                                      ----------------------------
o   Guaranteed maximum annual
    percentage charge*                           1.50%
o   Current annual percentage
    charge* **                                   0.90%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                        0.15%


*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.


Lincoln SmartSecurity (Reg. TM) Advantage:


                                Lincoln SmartSecurity (Reg. TM)
                                  Advantage - 5 Year Elective
                                       Step-Up option+ **
                               ---------------------------------
o   Guaranteed maximum annual
    percentage charge*                      0.95%
o   Current annual percentage
    charge*                                 0.65%



      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
               Step-Up option                    Step-Up option
     - Single Life (and prior version)            - Joint Life
    ----------------------------------- --------------------------------
o
                  1.50%                              1.50%
o
                  0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.

+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year Elective Step-up option is no longer available for purchase.



4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.



The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.


i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):



i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):



                                              Enhanced Guaranteed      Guarantee of
                                              Minimum Death            Principal Death
                                              Benefit (EGMDB)          Benefit             Account Value Death Benefit
                                              ---------------------    ----------------    ----------------------------
o   Annual charge                                    2.10%                  1.95%                     1.90%
o   Guaranteed Income Benefit Charge                 1.50%*                 1.50%*                    1.50%*
                                                      ----                   ----                      ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.60%                  3.45%                     3.40%



*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**


For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.10% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.60% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:




  o   Mortality and expense risk charge and Administrative charge      1.40%


The next table describes the maximum Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date.

Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge: 7%*

 (as a percentage of the Unscheduled Payment)

* The Unscheduled Payment charge percentage is reduced over time. The later the Unscheduled Payment occurs, the lower the charge with respect to that Unscheduled Payment. A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See Charges and Other Deductions. See The Contracts - Annuity Payouts for a detailed description of Lincoln SmartIncomeSM Inflation.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.34%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements):        1.84%        0.34%

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $867   $2,575    $4,255    $8,371


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $867   $2,575    $4,255    $8,371



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees"). As of the date of this prospectus, none have done so. See The Contracts
- Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value unless the governmental entity dictates otherwise at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.

What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.


What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed annuity payout option that provides periodic annuity payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a death benefit and access to a reserve value from which unscheduled payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.


How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348 , or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.




Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.


The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Invesco, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by
    Invesco AIM Advisors, Inc.

  o Capital Appreciation Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Core Equity Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth..

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth. This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth.



American Century Investments Variable Products, advised by American Century Investment Management, Inc.


  o Inflation Protection Fund: Long-term total return.



American Funds Insurance SeriesSM, advised by Capital Research and Management Company


  o Global Growth Fund: Long-term growth.

  o Global Small Capitalization Fund: Long-term growth.

  o Growth Fund: Long-term growth.

  o Growth-Income Fund: Growth and income.

  o International Fund: Long-term growth.



BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total return.


Delaware VIP Trust, advised by Delaware Management Company*

  o Diversified Income Series: Total return.

  o Emerging Markets Series: Capital appreciation.

  o High Yield Series: Total return.

  o Limited-Term Diversified Income Series: Total return.

  o REIT Series: Total return.

  o Small Cap Value Series: Capital appreciation.

  o Trend Series: Capital appreciation.

  o U.S. Growth Series: Capital appreciation.

  o Value Series: Capital appreciation.

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.



DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and subadvised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP: Capital appreciation.

  o DWS Small Cap Index VIP: Capital appreciation.



DWS Variable Series II, advised by Deutsche Asset Management Inc, and subadvised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation Plus VIP Portfolio: Capital appreciation.



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and subadvised by FMR Co., Inc.


  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.

  o Equity-Income Portfolio: Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio: Capital appreciation.

  o Mid Cap Portfolio: Long-term growth.

  o Overseas Portfolio: Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund and the Franklin Small-Mid Cap Growth Securities Fund, by Templeton Global Advisors Limited for the Templeton Global Bond Securities Fund and the Templeton Growth Securities Fund, and by Franklin Mutual Advisors, LLC for the Mutual Shares Securities Fund.


  o Franklin Income Securities Fund: Current income.

  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.

  o Mutual Shares Securities Fund: Capital appreciation.

  o Templeton Global Bond Securities Fund: High current income.

  o Templeton Growth Securities Fund: Long-term capital growth.



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio: Maximum total return.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund: Capital appreciation.

     (Subadvised by BAMCO, Inc.)


  o LVIP Capital Growth Fund: Capital growth.
     (Subadvised by Wellington Management)

  o LVIP Cohen & Steers Global Real Estate Fund: Total return.
     (Subadvised by Cohen & Steers Capital Management)

  o LVIP Columbia Value Opportunities Fund: Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund: Current income.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Growth and Income Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: Capital appreciation. (Subadvised by Delaware Management Company)*

  o LVIP Global Income Fund: Current income consistent with preservation of capital.
     (Subadvised by Mondrian Investment Partners Limited and Templeton Investment Counsel, LLC)

  o LVIP Janus Capital Appreciation Fund: Long-term growth.
     (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund: Long-term capital appreciation. (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund: Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.
     (Subadvised by Wellington Management)

  o LVIP Mondrian International Value Fund: Long-term capital appreciation. (Subadvised by Mondrian Investment Partners, Limited)

  o LVIP Money Market Fund: Current income/Preservation of capital. (Subadvised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Developed International 150 Fund: Long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund: Replicate broad foreign index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.

     (Subadvised by SSgA Funds Management, Inc.)


  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 Index.

     (Subadvised by SSgA Funds Management, Inc.)


  o LVIP T. Rowe Price Growth Stock Fund: Long-term growth of capital. (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund: Long-term growth of capital.
     (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund: Capital appreciation.
     (Subadvised by Turner Investment Partners)

  o LVIP Wells Fargo Intrinsic Value Fund: Income
     (formerly LVIP FI Equity-Income Fund)
    (Subadvised by Metropolitan West Capital Management)
     This fund is not offered in contracts issued before June 6, 2005.

  o LVIP Wilshire 2010 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2020 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2030 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire 2040 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Aggressive Profile Fund: Long-term growth of capital; a fund of funds.

     (Subadvised by Wilshire Associates Incorporated)


  o LVIP Wilshire Conservative Profile Fund: Current income; a fund of funds.

     (Subadvised by Wilshire Associates Incorporated)


  o LVIP Wilshire Moderate Profile Fund: Growth and income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund: Growth and income; a fund of funds.

     (Subadvised by Wilshire Associates Incorporated)


*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series: Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc., and subadvised by Neuberger Berman, LLC.


  o Mid-Cap Growth Portfolio: Capital appreciation.

  o Regency Portfolio: Long-term growth.



PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT Commodity RealReturnStrategy (Reg. TM) Portfolio: Maximum real return.



Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Growth & Income Fund: Capital growth and current income.
     This fund is not offered in contracts issued on or after May 24, 2004.



Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:

 o the risk that annuitants receiving annuity payouts, including Lincoln SmartIncomeSM Inflation payouts, under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                        Estate Enhancement
                                        Benefit Rider (EEB)
                                        in combination
                                        with 5% Step Up
                                        ---------------------
o   Mortality and expense risk charge          1.75%
o   Administrative charge                      0.15%
                                                ----
o   Total annual charge for each
    subaccount                                 1.90%



    Estate Enhancement
    Benefit Rider (EEB)                   Enhanced Guaranteed   Guarantee of
    without 5%            5% Step Up      Minimum Death         Principal death
    Step Up               death benefit   Benefit (EGMDB)       benefit (GOP)
    --------------------- --------------- --------------------- ----------------
o          1.70%              1.65%              1.50%               1.40%
o          0.15%              0.15%              0.15%               0.15%
            ----               ----               ----                ----
o
           1.85%              1.80%              1.65%               1.55%

Account Fee

During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or
(b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.


Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.

The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up); or

3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).


Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.95% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).


After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.75% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSMAdvantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.40% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.60% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).



After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge
(as a percentage of the Unscheduled Payment)*

Rider Year     1    2    3    4    5    6    7    8
-------------- ---- ---- ---- ---- ---- ---- ---- ---
  Charge       7%   7%   7%   6%   5%   4%   3%   0%



*A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.


Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received in good order at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.


If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.


The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.


Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Home office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.


The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. Dollar cost averaging is not available on contracts owned by non-individuals (i.e. corporations, trusts). We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed Side of the Contract - Interest Adjustment.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals. Beginning May 1, 2010, this service will no longer be available unless the contractowner has enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.


Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.


At this time, the available models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   70% in three equity subaccounts and 30% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.




         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value


Death Benefit


The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:    AND...
contractowner     There is a surviving joint owner
 contractowner     There is no surviving joint owner
contractowner     There is no surviving joint owner
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     The annuitant is living or deceased    joint owner
 contractowner     The annuitant is living or deceased    designated beneficiary
contractowner     The annuitant is living or deceased    contractowner's estate
 annuitant         There is no contingent annuitant       The youngest contractowner
                                                         becomes the contingent annuitant
                                                         and the contract continues. The
                                                         contractowner may waive* this
                                                         continuation and receive the death
                                                         benefit proceeds.
annuitant         The contingent annuitant is living     contingent annuitant becomes the
                                                         annuitant and the contract continues
 annuitant**       No contingent annuitant allowed        designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.



If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage and have the EEB Death Benefit or 5% Step-up or elect any other annuitization option. Generally, the more expensive the death benefit the greater the protection.


You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).


For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments is reduced by the sum of all withdrawals.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an interest adjustment for example) and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges (an interest adjustment for example) and premium taxes, if any.


For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.

After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.


Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.


All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.


The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.

Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity.Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB Rider with 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.80%, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.65%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.


The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.



Investment Requirements


If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you will be subject to Investment Requirements, which means you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


The chart below is provided to help you determine which Option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.




                                                                                                   YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                      AND THE DATE OF ELECTION IS...              INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                  February 19, 2008 through January 20, 2009   Option 2
                                                     On or after January 20, 2009                 Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage            Prior to April 10, 2006                      N/A
                                                     April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
4LATER (Reg. TM) Advantage                           April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income    Prior to April 10, 2006                      N/A
Benefit (v.1)                                        On or after April 10, 2006                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income    April 10, 2006 through January 19, 2009      Option 1
Benefit (v.2)                                        On or after January 20, 2009                 Option 3

                                                                                                YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                     AND THE DATE OF ELECTION IS...            INVESTMENT REQUIREMENTS
i4LIFE (Reg. TM) Advantage with Guaranteed Income   October 6, 2008 through January 19, 2009   Option 2
Benefit (v.3)                                       On or after January 20, 2009               Option 3


Investment Requirements - Option 1


No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts") (Note: not all subaccounts are available with all contracts):
o AllianceBernstein VPS Global Thematic Growth Portfolio

o AllianceBernstein VPS International Value Portfolio
o AllianceBernstein VPS Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP High Yield Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Income Securities Fund
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
o FTVIPT Mutual Shares Securities Fund
o FTVIPT Templeton Growth Securities Fund

o Invesco V.I. International Growth Fund

o Janus Aspen Enterprise Portfolio
o Janus Aspen Worldwide Portfolio
o LVIP Baron Growth Opportunities Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Columbia Value Opportunities Fund
o LVIP Delaware Foundation Aggressive Allocation Fund
o LVIP Delaware Special Opportunities Fund
o LVIP Marsico International Growth Fund
o LVIP Mid-Cap Value Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund
o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund
o LVIP Turner Mid-Cap Growth Fund

o LVIP Wilshire 2040 Profile Fund
o LVIP Wilshire Aggressive Profile Fund

o MFS VIT Growth Series
o MFS VIT Utilities Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio
o Neuberger Berman AMT Regency Portfolio
o Putnam VT Global Health Care Fund


All other variable subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation Plus VIP Portfolio and PIMCO VIT Commodity Real Return Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Founding Investment Strategy are also unavailable for investment.


You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total contract value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Delaware VIP Limited-Term Diversified Income Series subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.


We may move subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional purchase payments or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional purchase payment or a contract transfer, in excess of the new percentage applicable to a subaccount or subaccount group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.

4. for subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:




Group 1                                                  Group 2
Investments must be at least 25% of contract value       Investments cannot exceed 75% of contract value or Account Value
                                                         -----------------------------------------------------------------
or Account Value
--------------------------------------------------------
1. American Century VP Inflation Protection Fund         All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Limited-Term Diversified Income
Series
5. Delaware VIP Diversified Income Series
6. FTVIPT Templeton Global Bond Securities Fund
7. LVIP SSgA Bond Index Fund
8. LVIP Global Income Fund
Group 3
Investments cannot exceed 10% of contract value or
                                                         -----------------------------------------------------------------
Account Value
--------------------------------------------------------
1. Delaware VIP REIT Series
2. LVIP SSgA Emerging Markets 100 Fund
3. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy the Investment Requirements, you may allocate 100% of your contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section , if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. You may also allocate 100% of your contract value to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model.


Investment Requirements - Option 3

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results is a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or Account Value
                                                     -----------------------------------------------------------------
or Account Value
----------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund




Group 3
Investments cannot exceed 10% of contract value or
Account Value
-------------------------------------------------------
1. Delaware VIP Emerging Markets Series
2. LVIP SSgA Emerging Markets 100 Fund
3. Delaware VIP REIT Series
4. LVIP Cohen & Steers Global Real Estate Fund
5. MFS VIT Utilities Series
6. AllianceBernstein VPS Global Thematic Growth
Portfolio
7. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described in your prospectus.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model.


Living Benefit Riders


The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.

This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.


An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to Investment Requirements.


Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.


We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (and your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death.


If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.


The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contractowner/ annuitant (Single Life Option) is 591/2 or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2 (Single Life) or 65 (Joint Life):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:


     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) an Excess Withdrawal (defined below) has occurred; or

   3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).


If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.


This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:


   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):

                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).


If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000


The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)


Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444).

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.


If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.


If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon death of the Single Life or surviving Joint Life.


The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;

 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.


Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provision is different between these two riders.


i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.


Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):




                                                                  Guaranteed
                                                 Contract Value     Amount
         o Initial purchase payment $50,000          $50,000     $50,000
         o 1st Benefit Year Anniversary              $54,000     $54,000
         o 2nd Benefit Year Anniversary              $53,900     $54,000
         o 3rd Benefit Year Anniversary              $57,000     $57,000


Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage -

1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.


If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.


If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.


If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.


Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;

 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect Lincoln SmartSecurity (Reg. TM) Advantage, or purchase Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM)Advantage or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.



i4LIFE (Reg. TM) Advantage

i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.


i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP markets). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.


i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. i4LIFE (Reg. TM) Advantage must be elected by age 85 for qualified contracts. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. If you had previously elected an EEB Death Benefit or 5% Step-up Death Benefit, you must elect a new death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage death benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account

Value was payable (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:

  o the Account Value as of the valuation date we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.




The following example demonstrates the impact of a proportionate withdrawal on your death benefit:


         o i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000

     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000

     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal (an interest adjustment for example) and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:

 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.


As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.

There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.


i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.


If you purchased the Guaranteed Income Benefit (version 3) on or after October 6, 2008, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to October 6, 2008, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg.
TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the Guarantee of Principal death benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.

4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.


Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.


This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.


4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATER (Reg.
TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.

The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50%

(i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

     Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692


     Extend Access Period 5 years:

     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781



General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an annuity payout option that provides:
 o Scheduled Payments (the periodic annuity payouts under this rider) for the life of the annuitant and secondary life (secondary life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.
 o A Guaranteed Minimum Scheduled Payment.
 o A death benefit based on the Reserve Value.
 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.

You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the annuitant and joint annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum contract value that may be credited to this annuity payout option is $50,000 and the maximum is $2,000,000.

You may consider electing this annuity payout option if you would like an annuity payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, death benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed annuity payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a death benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your contract value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another annuity payout option at the same time by allocating less than 100% of your contract value to Lincoln SmartIncomeSM Inflation and the remainder to the other annuity payout option. If only a portion of your contract value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the contract value must be used to fund another annuity payout option.

The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

1. The CPI is discontinued, delayed, or otherwise not available for this use;
or

2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the Rider per the terms of the termination provisions of Rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the Rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.

Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are annuity payouts for the life of the annuitant (and secondary life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the Rider will terminate.

Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)

The initial Scheduled Payment is calculated by multiplying the contract value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:
 o the age and sex of the annuitant and secondary life;
 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.

For a given contractowner with the same characteristics (sex, age, frequency of annuity payouts and annuity payout start date) the income factor for a fixed lifetime annuity payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the death benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the contract value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable.

If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:

     Initial Reserve Value on Rider Date 4/15/2009                        $ 150,000
     Initial Scheduled Payment on 4/15/2009                               $   8,000
     Initial CPI Value published in March 2009                                  150
     CPI Value published in December 2009                                       155
     Adjustment percentage (155/150)                                       1.033333
     Reserve Value After 1/1/2010 Adjustment ($150,000 x 1.033333)        $ 155,000
     Scheduled Payment After 1/1/2010 Adjustment ($8,000 x 1.033333)      $8,266.67



Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:





     Annual Scheduled Payment for calendar year 2009                                          $   5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $   4,800
     Reserve Value 12/31/2009                                                                 $ 100,000
     CPI Value published in December 2009                                                           120
     CPI Value published in December 2008                                                           115
     Adjustment percentage (120/115):                                                          1.043782
     Reserve Value after 1/1/2010 adjustment ($100,000 x 1.043782)                            $ 104,378
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $5,217.39
     1.043782)



Since the Scheduled Payment (after the adjustment) for 2010 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Scheduled Payment of $5,217.39.

The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:





     Annual Scheduled Payment for calendar year 2009                                          $    5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $    4,800
     Reserve Value 12/31/2009                                                                 $  100,000
     CPI Value published in December 2009                                                            120
     CPI Value published in December 2008                                                            130
     Adjustment percentage (120/130):                                                          0.9230769
     Reserve Value after 1/1/2010 adjustment ($100,000 x 0.9230769)                           $   92,308
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $ 4,615.38
     0.9230769)



Since the Scheduled Payment (after adjustment) for 2010 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Guaranteed Minimum Scheduled Payment of $4,800.

Continuing this example for the next year's adjustment:

     Annual Scheduled Payment for calendar year 2010                                          $   4,800
     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $   4,800
     Reserve Value 12/31/2010 ($92,308 - $4,800)                                              $  87,508
     CPI Value published in December 2010                                                           140
     CPI Value published in December 2009                                                           120
     Adjustment percentage (140/120):                                                           1.16666
     Reserve Value after 1/1/2011 adjustment ($87,508 x 1.166666)                             $ 102,093
     Annual Scheduled Payment for calendar year 2011 after 1/1/2011 adjustment ($4,615.38     $5,384.61
  x
     1.166666)



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Guaranteed Payment, the Scheduled Payment will be paid out in calendar year 2011.

Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the Rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the Rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.

If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the Rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




     Reserve Value 1/1/2010                                                                  $100,000
     Guaranteed Minimum Scheduled Payment 1/1/2010                                           $ 15,000
     Unscheduled Payment 1/2/2010                                                            $  2,000
     Proportional reduction percentage ($2,000/$100,000)                                          .02
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x $15,000)      $    300
     New Guaranteed Miniumum Scheduled Payment                                               $ 14,700



The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the Rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.





     Reserve Value 1/1/2010                                                                  $10,000
     Guaranteed Minimum Scheduled Payment                                                    $15,000
     Unscheduled Payment 1/2/2010                                                            $ 2,000
     Proportional reduction percentage ($2,000/$10,000)                                          .20
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x $15,000)      $ 3,000
     New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000)                             $12,000



Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.

If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.

The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:





     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $    4,800
     Annual Scheduled Payment for calendar year 2010 paid 1/1/2010                            $    5,000
     Reserve Value 1/1/2010 before Scheduled Payment                                          $  515,000
     Reserve Value 1/2/2010 after Scheduled Payment ($515,000 - $5,000)                       $  510,000
     Unscheduled Payment charge percent                                                                7%
     Then current Reserve Value before Unscheduled Payment on 1/15/2010                       $  510,000
     Free amount on 1/15/2010 (10% x $510,000)                                                $   51,000
     Unscheduled Payment 1/15/2010                                                            $   10,000
     [since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is
     no Unscheduled Payment charge]
     Reserve Value 1/15/2010 after Unscheduled Payment ($510,000 - $10,000)                   $  500,000
     Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000)             1.96078%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,902
     ($5,000 x .0196078)]
     Guaranteed Scheduled Payment after proportional reduction [$4,800 -($4,800 x             $    4,706
  .0196078)]
     Then current Reserve Value 2/1/2010 before second Unscheduled Payment                    $  500,000
     2nd Unscheduled Payment 2/1/2010                                                         $   75,000
     Free amount on 2/1/2010 (10% x $500,000)                                                 $   50,000
     Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment)                      $   40,000
     Unscheduled Payment charge [($75,000 - $40,000) x .07]                                   $    2,450
     Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450)            $   72,550
     Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000)                  15%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,250
     ($5,000 x .15)]
     Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled        $    4,000
     Payment [$4,800 - ($4,800 x .15)]
     Reserve Value after 2/2/2010 Unscheduled Payment and Unscheduled Payment charge          $  425,000
     ($500,000 - $75,000)



If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.

Death of Contractowner, Annuitant or Secondary Life. On or after the annuity commencement date, upon the death of the contractowner, annuitant or the secondary life a death benefit will be paid if there is a Reserve Value. The death benefit will be determined as of the date due proof of death is received by us. See Annuity Options - General Information.

The death benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:
 a. the current Reserve Value as of the date due proof of death is received by us; or
b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.

Following is an example of the calculation of a death benefit upon the death of the contractowner demonstrating the impact of a negative hypothetical CPI factor:





  7/15/2009   Initial Reserve Value                                              $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10        $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value             $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment
              ($90,000 - $45,000 = $45,000)

  8/6/2010   Death of a contractowner
             Death benefit is greater of
              a) current Reserve Value ($45,000);or
              b) initial Reserve Value minums Scheduled Payment
               ($100,000 - $45,000 = $55,000)
  8/5/2010   Death benefit paid                                   $55,000



If any contractowner (who is not the annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the beneficiary or successor owner) pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the annuitant and any secondary life.

If the annuitant dies (whether or not the annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any secondary life.

If the secondary life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

 1. Terminate the contract and receive the death benefit, if any in a lump-sum;
or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior death benefit elections will terminate (other than any death benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation death benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage death benefit will be in effect only on the portion of the contract value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination.

You may terminate the Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the Rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the Rider.

If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





  7/15/2009   Initial Reserve Value                                                         $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10                   $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value                        $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 -
              $45,000 = $45,000)
  8/6/2010    Unscheduled Payment                                                           $ 45,000
              Reserve Value                                                                 $      0

     Reserve Value is reduced to zero which results in termination of the rider
     Initial Reserve Value is greater than payments received
     [$100,000 > ($45,000 + $45,000) = $90,000]
     Final payment made to holder of rights of ownership                          $10,000


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest Adjustment and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:

 o during the free look period (See Return Privilege).
 o on the expiration date of a guaranteed period.
 o as a result of the death of the contractowner or annuitant.
 o subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n      -1
-------------
  (1+B +K )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.

Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.50% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the SAI.


Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;

 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.

Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs

 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA)

permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the

1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the purchase payment(s) or contract value as of the valuation date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of purchase payments or contract value as of the valuation date.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.

Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the financial position of the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                         Lincoln ChoicePlus IISM Access
                    Lincoln Life Variable Annuity Account N










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Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus IISM Access.


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Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006  .       N/A          N/A             N/A          N/A          N/A             N/A         12.012        11.813
2007  .       N/A          N/A             N/A          N/A          N/A             N/A         11.813        12.963
2008  .       N/A          N/A             N/A          N/A          N/A             N/A         12.963         7.305
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          7.305         8.661
---------     --           ----            ---          --           ----            ---         ------        ------
AIM V.I. Core Equity
2006  .      11.100        11.944            6         10.626        11.438            4         11.152        12.008
2007  .      11.944        12.643            6         11.438        12.113            4         12.008        12.723
2008  .      12.643         8.643            3         12.113         8.286            4         12.723         8.707
2009  .       8.643        10.854            1          8.286        10.410            4          8.707        10.945
---------    ------        ------          ---         ------        ------          ---         ------        ------
AIM V.I. International Growth Fund
2001  .      10.000        11.222(3)         1*        10.000        10.610(1)         1*        10.000        11.226(3)
2002  .      11.222         9.259            1*        10.610         8.760            1         11.226         9.273
2003  .       N/A          N/A             N/A          8.760        11.059            1          9.273        11.712
2004  .       N/A          N/A             N/A         11.059        13.430            1         11.712        14.230
2005  .       N/A          N/A             N/A         13.430        15.518            1         14.230        16.450
2006  .       N/A          N/A             N/A         15.518        19.481            2         16.450        20.661
2007  .       N/A          N/A             N/A         19.481        21.886            2         20.661        23.225
2008  .       N/A          N/A             N/A         21.886        12.773            1         23.225        13.561
2009  .       N/A          N/A             N/A         12.773        16.918            1         13.561        17.970
---------    ------        --------        ---         ------        --------        ---         ------        --------
AllianceBernstein VPS Global Thematic Growth
2001  .      10.000        12.865(1)         1*        10.000        11.546(2)         1          6.639         4.861
2002  .      12.865         7.345            0         11.546         6.595            1*         4.861         2.778
2003  .       N/A          N/A             N/A          6.595         9.309            3          N/A          N/A
2004  .       N/A          N/A             N/A          9.309         9.603            3          N/A          N/A
2005  .       N/A          N/A             N/A          9.603         9.771            3          N/A          N/A
2006  .       N/A          N/A             N/A          9.771        10.396            3          N/A          N/A
2007  .       N/A          N/A             N/A         10.396        12.237            2          N/A          N/A
2008  .       N/A          N/A             N/A         12.237         6.310            2          N/A          N/A
2009  .       N/A          N/A             N/A          6.310         9.487            2          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
AllianceBernstein VPS Growth and Income
2001  .      10.000        11.312(1)         1         10.000        10.342(2)        30         10.467        10.296
2002  .      11.312         8.627           10         10.342         7.892           19         10.296         7.861
2003  .       8.627        11.190           12          7.892        10.241            7          7.861        10.205
2004  .      11.190        12.211           11         10.241        11.181            9         10.205        11.148
2005  .      12.211        12.532           12         11.181        11.481           10         11.148        11.452
2006  .      12.532        14.385           13         11.481        13.185            7         11.452        13.158
2007  .      14.385        14.800           10         13.185        13.573            3         13.158        13.552
2008  .      14.800         8.612            5         13.573         7.902            3         13.552         7.894
2009  .       8.612        10.169            4          7.902         9.335            3          7.894         9.330
---------    ------        --------        ---         ------        --------        ---         ------        --------
AllianceBernstein VPS International Value
2006  .       N/A          N/A             N/A          N/A          N/A             N/A         11.722        11.832
2007  .       N/A          N/A             N/A         11.697        12.257            1*        11.832        12.269
2008  .      11.982         5.614            1*        12.257         5.621            1*        12.269         5.629
2009  .       N/A          N/A             N/A          5.621         7.414            1*         5.629         7.429
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Capital Appreciation
2006  .          2         12.095        11.906           10          N/A        N/A        N/A
2007  .          2         11.906        13.086            9          N/A        N/A        N/A
2008  .          2         13.086         7.385           10          N/A        N/A        N/A
2009  .          2          7.385         8.769           10          N/A        N/A        N/A
---------        -         ------        ------           --          --         ---        ---
AIM V.I. Core Equity
2006  .          7         10.725        11.560           11         10.774    11.621         2
2007  .          7         11.560        12.267            8         11.621    12.344         2
2008  .          3         12.267         8.408            8         12.344     8.469         2
2009  .          3          8.408        10.584            5          N/A        N/A        N/A
---------        -         ------        ------           --         ------    ------       ---
AIM V.I. International Growth Fund
2001  .          1*        10.000        11.229(3)         1*
2002  .          3         11.229         9.287            3
2003  .          3          9.287        11.747           15          8.792    11.133         0
2004  .          3         11.747        14.294           13         11.133    13.560         2
2005  .          3         14.294        16.550           10         13.560    15.715         2
2006  .          3         16.550        20.818           11         15.715    19.788         1*
2007  .          2         20.818        23.435           10         19.788    22.298         1*
2008  .          1         23.435        13.705           10         22.298    13.053         1*
2009  .          1         13.705        18.187            7          N/A        N/A        N/A
---------        -         ------        --------         --         ------    ------       ---
AllianceBernstein VPS Global Thematic Growth
2001  .         63          6.644         4.871          176
2002  .         62          4.871         2.788          166
2003  .        N/A          2.788         3.944           62          N/A        N/A        N/A
2004  .        N/A          3.944         4.076           68          N/A        N/A        N/A
2005  .        N/A          4.076         4.156           59          N/A        N/A        N/A
2006  .        N/A          4.156         4.431           91          N/A        N/A        N/A
2007  .        N/A          4.431         5.226          108          N/A        N/A        N/A
2008  .        N/A          5.226         2.700           71          N/A        N/A        N/A
2009  .        N/A          2.700         4.067           68          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
AllianceBernstein VPS Growth and Income
2001  .        142         10.473        10.317          462
2002  .        209         10.317         7.889          574
2003  .         62          7.889        10.257          299          8.667    11.281        31
2004  .         61         10.257        11.221          289         11.281    12.354        57
2005  .         45         11.221        11.545          234         12.354    12.723        76
2006  .         23         11.545        13.285          212         12.723    14.655        65
2007  .         21         13.285        13.703          144         14.655    15.130        63
2008  .         12         13.703         7.993          133         15.130     8.835        55
2009  .          9          7.993         9.463           73          8.835    10.469        50
---------      ---         ------        --------        ---         ------    ------       ---
AllianceBernstein VPS International Value
2006  .          1         10.571        11.842            5         11.021    11.850         1*
2007  .          1         11.842        12.297            5         11.850    12.318         1
2008  .          1         12.297         5.651            6         12.318     5.666         1
2009  .          1          5.651         7.468            5          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Large Cap Growth
2001  .      10.000        11.944(1)         1*        10.000        10.999(2)        11          7.726         6.268
2002  .      11.944         8.104            2         10.999         7.467           11          6.268         4.257
2003  .       8.104         9.810            2          7.467         9.043            4          4.257         5.159
2004  .       9.810        10.429            2          9.043         9.619            6          5.159         5.489
2005  .      10.429        11.751            2          9.619        10.844            6          5.489         6.192
2006  .      11.751        11.456            2         10.844        10.577            7          6.192         6.042
2007  .      11.456        12.771            2         10.577        11.797            4          6.042         6.743
2008  .      12.771         7.541            1*        11.797         6.969            4          6.743         3.985
2009  .       7.541        10.145            1*         6.969         9.380            3          3.985         5.366
---------    ------        --------          -         ------        --------         --          -----         -----
AllianceBernstein VPS Small/Mid Cap Value
2001  .      10.000        11.866(1)         1*        10.000        11.868(1)         1*        10.000        11.869(1)
2002  .      11.866        10.902            3         11.868        10.907            1         11.869        10.915
2003  .      10.902        15.071            2         10.907        15.086            1         10.915        15.104
2004  .      15.071        17.608            2         15.086        17.634            1         15.104        17.664
2005  .      17.608        18.422            3         17.634        18.459            2         17.664        18.499
2006  .      18.422        20.642            3         18.459        20.694            2         18.499        20.750
2007  .      20.642        20.564            4         20.694        20.626            2         20.750        20.691
2008  .      20.564        12.964            4         20.626        13.009            1         20.691        13.057
2009  .      12.964        18.146            3         13.009        18.219            1         13.057        18.295
---------    ------        --------          -         ------        --------         --         ------        --------
American Century Investments VP Inflation Protection Fund
2004  .      10.042        10.389           25          N/A          N/A             N/A          N/A          N/A
2005  .      10.389        10.352           29         10.392        10.360            1         10.395        10.368
2006  .      10.352        10.317           28         10.360        10.330            1*        10.368        10.344
2007  .      10.317        11.085            3         10.330        11.105            1*        10.344        11.125
2008  .      11.085        10.702           12         11.105        10.727           23         11.125        10.752
2009  .      10.702        11.576           46         10.727        11.608           49         10.752        11.641
---------    ------        --------         --         ------        --------        ---         ------        --------
American Funds Global Growth Fund
2004  .       N/A          N/A             N/A          N/A          N/A             N/A         10.082        11.256
2005  .       N/A          N/A             N/A          N/A          N/A             N/A         11.256        12.611
2006  .       N/A          N/A             N/A          N/A          N/A             N/A         12.611        14.916
2007  .      16.079        16.765            3          N/A          N/A             N/A         14.916        16.826
2008  .      16.765        10.135           15         15.185        10.158           17         16.826        10.181
2009  .      10.135        14.151           12         10.158        14.190           14         10.181        14.230
---------    ------        --------        ---         ------        --------        ---         ------        --------
American Funds Global Small Capitalization Fund
2001  .      10.000        12.494(1)         1*        10.000        12.496(1)         1*         8.238         7.051
2002  .      12.494         9.922            8         12.496         9.929            1          7.051         5.606
2003  .       9.922        14.947            8          9.929        14.965            1          5.606         8.453
2004  .      14.947        17.729            8         14.965        17.758            2          8.453        10.036
2005  .      17.729        21.805            8         17.758        21.853            2         10.036        12.356
2006  .      21.805        26.541            9         21.853        26.612            2         12.356        15.055
2007  .      26.541        31.622            3         26.612        31.723            1         15.055        17.955
2008  .      31.622        14.420            2         31.723        14.473            1*        17.955         8.196
2009  .      14.420        22.822            2         14.473        22.917            1*         8.196        12.984
---------    ------        --------        ---         ------        --------        ---         ------        --------
American Funds Growth Fund
2001  .      10.000        12.305(1)         3         10.000        10.811(2)        15          8.968         7.209
2002  .      12.305         9.121           48         10.811         8.018           26          7.209         5.349
2003  .       9.121        12.243           45          8.018        10.768           26          5.349         7.187
2004  .      12.243        13.514           46         10.768        11.892           23          7.187         7.941
2005  .      13.514        15.407           46         11.892        13.564           22          7.941         9.062
2006  .      15.407        16.662           45         13.564        14.676           20          9.062         9.810
2007  .      16.662        18.367           43         14.676        16.186           16          9.810        10.824
2008  .      18.367        10.097           28         16.186         8.902           11         10.824         5.956
2009  .      10.097        13.811           27          8.902        12.183           11          5.956         8.156
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
AllianceBernstein VPS Large Cap Growth
2001  .        138          7.732         6.282           335
2002  .        167          6.282         4.273           306
2003  .         25          4.273         5.186            73         8.142     9.891         0
2004  .         22          5.186         5.527            98         9.891    10.551         3
2005  .         22          5.527         6.243            84        10.551    11.931        10
2006  .         14          6.243         6.101            78        11.931    11.672        10
2007  .         10          6.101         6.819            69        11.672    13.057        10
2008  .          8          6.819         4.036            95        13.057     7.737        10
2009  .          8          4.036         5.443            80         7.737    10.444        13
---------      ---          -----         -----           ---        ------    ------        --
AllianceBernstein VPS Small/Mid Cap Value
2001  .          1*        10.000        11.874(1)          1
2002  .          4         11.874        10.936            17
2003  .          4         10.936        15.156            27        10.950    15.191         4
2004  .          4         15.156        17.751            29        15.191    17.811        27
2005  .          3         17.751        18.619            21        17.811    18.700        21
2006  .          2         18.619        20.915            18        18.700    21.027        20
2007  .          1         20.915        20.887            18        21.027    21.020        16
2008  .          3         20.887        13.201            18        21.020    13.298        12
2009  .          1         13.201        18.524            17        13.298    18.679        10
---------      ---         ------        --------         ---        ------    ------        --
American Century Investments VP Inflation Protection Fund
2004  .        N/A          9.905        10.404            23        10.042    10.410        13
2005  .          1*        10.404        10.393            70        10.410    10.410       191
2006  .          1*        10.393        10.384            79        10.410    10.411       109
2007  .          1*        10.384        11.185            65        10.411    11.226       109
2008  .          2         11.185        10.826            77        11.226    10.876        99
2009  .          1*        10.826        11.740           102        10.876    11.806        88
---------      ---         ------        --------         ---        ------    ------       ---
American Funds Global Growth Fund
2004  .          1         10.216        11.266             8        10.239    11.273        23
2005  .          2         11.266        12.641            16        11.273    12.662        24
2006  .          3         12.641        14.975            41        12.662    15.014        44
2007  .          3         14.975        16.917            39        15.014    16.978        32
2008  .          6         16.917        10.252            19        16.978    10.299        32
2009  .          5         10.252        14.350            26        10.299    14.431        23
---------      ---         ------        --------         ---        ------    ------       ---
American Funds Global Small Capitalization Fund
2001  .         31          8.244         7.067            90
2002  .         50          7.067         5.627           136
2003  .          8          5.627         8.497            57         9.969    15.071         2
2004  .          7          8.497        10.104           126        15.071    17.937        31
2005  .          7         10.104        12.458           128        17.937    22.139        38
2006  .          7         12.458        15.201           159        22.139    27.042        49
2007  .          6         15.201        18.157           147        27.042    32.332        43
2008  .          2         18.157         8.301            84        32.332    14.796        31
2009  .          3          8.301        13.170            70        14.796    23.498        23
---------      ---         ------        --------         ---        ------    ------       ---
American Funds Growth Fund
2001  .        358          8.973         7.224         1,347
2002  .        559          7.224         5.368         1,812
2003  .        138          5.368         7.224         1,098         9.164    12.344        80
2004  .        130          7.224         7.993         1,372        12.344    13.673       310
2005  .        120          7.993         9.136         1,356        13.673    15.643       298
2006  .         95          9.136         9.904         1,273        15.643    16.976       298
2007  .         71          9.904        10.945         1,084        16.976    18.779       260
2008  .         45         10.945         6.032           969        18.779    10.360       281
2009  .         41          6.032         8.272           871        10.360    14.221       258
---------      ---         ------        --------       -----        ------    ------       ---

                    with EEB and Step-Up                            with EEB
          ----------------------------------------- -----------------------------------------
            Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of
           Beginning       End of      accumulation  Beginning       End of      accumulation
           of period       period         units      of period       period         units
          ----------- --------------- ------------- ----------- --------------- -------------
          (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2001  .      10.000        11.308(1)         2         10.000        10.527(2)        32
2002  .      11.308         9.059          141         10.527         8.438           42
2003  .       9.059        11.772          228          8.438        10.970           79
2004  .      11.772        12.748          235         10.970        11.886           81
2005  .      12.748        13.238          209         11.886        12.348           65
2006  .      13.238        14.963          155         12.348        13.965           58
2007  .      14.963        15.422          121         13.965        14.400           49
2008  .      15.422         9.404           49         14.400         8.786            6
2009  .       9.404        12.110           44          8.786        11.319            5
---------    ------        --------        ---         ------        --------         --
American Funds International Fund
2001  .      10.000        10.834(1)         2         10.000        10.216(1)        11
2002  .      10.834         9.053           11         10.216         8.540           13
2003  .       9.053        11.978           10          8.540        11.306           16
2004  .      11.978        14.023           11         11.306        13.243           17
2005  .      14.023        16.718           19         13.243        15.796           16
2006  .      16.718        19.517           29         15.796        18.449           21
2007  .      19.517        22.984           31         18.449        21.737           29
2008  .      22.984        13.051           17         21.737        12.350            8
2009  .      13.051        18.321           15         12.350        17.345            8
---------    ------        --------        ---         ------        --------         --
Blackrock Global Allocation VI
2009  .      11.157        11.551           26          N/A          N/A             N/A
---------    ------        --------        ---         ------        --------        ---
Delaware VIP Diversified Income Series
2004  .      10.080        10.855           30         10.011        10.858            1*
2005  .      10.855        10.588           39         10.858        10.597            1
2006  .      10.588        11.175           31         10.597        11.190            1
2007  .      11.175        11.778           40         11.190        11.799            1*
2008  .      11.778        10.990           53         11.799        11.015           27
2009  .      10.990        13.658           38         11.015        13.696           17
---------    ------        --------        ---         ------        --------        ---
Delaware VIP Emerging Markets Series
2004  .       N/A          N/A             N/A          N/A          N/A             N/A
2005  .      25.668        32.013            2         25.710        32.081            1*
2006  .      32.013        39.833            1         32.081        39.937            1*
2007  .      39.833        54.134            2         39.937        54.303            1*
2008  .      54.134        25.662            1*        54.303        25.756            1*
2009  .      25.662        44.737            1         25.756        44.922            1*
---------    ------        --------        ---         ------        --------        ---
Delaware VIP High Yield Series
2001  .      10.000        10.302(1)         1         10.000         9.943(2)        13
2002  .      10.302        10.275           14          9.943         9.922            9
2003  .      10.275        12.966           19          9.922        12.527            8
2004  .      12.966        14.506           23         12.527        14.022            9
2005  .      14.506        14.709           26         14.022        14.225            9
2006  .      14.709        16.192           13         14.225        15.667            9
2007  .      16.192        16.292            8         15.667        15.771            4
2008  .      16.292        12.080            9         15.771        11.700            3
2009  .      12.080        17.620            8         11.700        17.074            6
---------    ------        --------        ---         ------        --------        ---
Delaware VIP Limited-Term Diversified Income
2005  .       N/A          N/A             N/A          N/A          N/A             N/A
2006  .       N/A          N/A             N/A          N/A          N/A             N/A
2007  .       N/A          N/A             N/A          N/A          N/A             N/A
2008  .       N/A          N/A             N/A         10.108        10.130            1*
2009  .       N/A          N/A             N/A         10.130        11.196            9
---------    ------        --------        ---         ------        --------        ---
Delaware VIP REIT Series
2001  .      10.000        10.697(1)         1*        10.000        10.378(2)         3
2002  .      10.697        10.954           32         10.378        10.634           10
2003  .      10.954        14.373           37         10.634        13.960           35
2004  .      14.373        18.487           38         13.960        17.964           36
2005  .      18.487        19.383           32         17.964        18.844           35
2006  .      19.383        25.166           28         18.844        24.479           31
2007  .      25.166        21.191           21         24.479        20.623           26
2008  .      21.191        13.455           10         20.623        13.101           10
2009  .      13.455        16.270            4         13.101        15.849            4
---------    ------        --------        ---         ------        --------        ---



                     with Step-Up                        with EGMDB                          with GOP
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Growth-Income Fund
2001  .      10.430    10.506       620         10.436    10.528        970
2002  .      10.506     8.426       773         10.528     8.456      1,792
2003  .       8.426    10.959       121          8.456    11.015        761         9.101    11.867       163
2004  .      10.959    11.880       122         11.015    11.959      1,033        11.867    12.897       518
2005  .      11.880    12.349        99         11.959    12.449      1,005        12.897    13.439       507
2006  .      12.349    13.972        69         12.449    14.107        916        13.439    15.244       475
2007  .      13.972    14.415        54         14.107    14.576        776        15.244    15.767       397
2008  .      14.415     8.799        38         14.576     8.911        635        15.767     9.648       337
2009  .       8.799    11.342        32          8.911    11.503        534         9.648    12.468       303
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
American Funds International Fund
2001  .       7.824     6.156       135          7.829     6.170        552
2002  .       6.156     5.149       227          6.170     5.168        815
2003  .       5.149     6.819        45          5.168     6.855        449         9.094    12.075       100
2004  .       6.819     7.991        45          6.855     8.045        570        12.075    14.186       199
2005  .       7.991     9.537        62          8.045     9.615        610        14.186    16.972       185
2006  .       9.537    11.144        48          9.615    11.253        619        16.972    19.882       186
2007  .      11.144    13.137        37         11.253    13.285        582        19.882    23.496       173
2008  .      13.137     7.467        18         13.285     7.563        451        23.496    13.389       116
2009  .       7.467    10.493        16          7.563    10.644        386        13.389    18.862       104
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Blackrock
Global
Allocatio
VI
2009  .       N/A        N/A        N/A         10.253    11.569         59        10.809    11.576        37
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Delaware VIP Diversified Income Series
2004  .      10.197    10.862         2         10.207    10.872          8        10.080    10.878        18
2005  .      10.862    10.605         4         10.872    10.631         48        10.878    10.648        55
2006  .      10.605    11.204         4         10.631    11.248         53        10.648    11.277        51
2007  .      11.204    11.820         4         11.248    11.884         82        11.277    11.927        49
2008  .      11.820    11.041        10         11.884    11.117         87        11.927    11.168        63
2009  .      11.041    13.735        25         11.117    13.851         82        11.168    13.928        61
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Delaware VIP Emerging Markets Series
2004  .       N/A        N/A        N/A         14.457    19.360          7        10.243    13.572         3
2005  .       N/A        N/A        N/A         19.360    24.206         29        13.572    16.986        77
2006  .      31.089    36.526         1*        24.206    30.194         40        16.986    21.209       109
2007  .      36.526    49.690         1*        30.194    41.137         53        21.209    28.925       104
2008  .       N/A        N/A        N/A         41.137    19.550         32        28.925    13.760        79
2009  .      30.006    41.147         1*        19.550    34.167         32        13.760    24.072        71
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Delaware VIP High Yield Series
2001  .       8.951     8.406        68          8.959     8.426        149
2002  .       8.406     8.392        78          8.426     8.425        224
2003  .       8.392    10.601        14          8.425    10.658        714        10.322    13.071        75
2004  .      10.601    11.872        15         10.658    11.953        340        13.071    14.675        90
2005  .      11.872    12.050        12         11.953    12.151        281        14.675    14.932        78
2006  .      12.050    13.278        11         12.151    13.409        248        14.932    16.495        76
2007  .      13.278    13.373        10         13.409    13.526        129        16.495    16.655        72
2008  .      13.373     9.926         7         13.526    10.054        125        16.655    12.393        53
2009  .       9.926    14.492         7         10.054    14.702         99        12.393    18.139        39
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A          9.971     9.927         3
2006  .       N/A        N/A        N/A          N/A        N/A        N/A          9.927    10.197        14
2007  .       N/A        N/A        N/A          N/A        N/A        N/A         10.197    10.466        13
2008  .       N/A        N/A        N/A         10.360    10.202          1*       10.466    10.238        15
2009  .       N/A        N/A        N/A         10.202    11.298         61        10.238    11.349        59
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
Delaware VIP REIT Series
2001  .      10.698    11.418        60         10.704    11.442        112
2002  .      11.418    11.705        93         11.442    11.748        138
2003  .      11.705    15.374        12         11.748    15.453         97        11.006    14.491        39
2004  .      15.374    19.794        11         15.453    19.926        110        14.491    18.704        53
2005  .      19.794    20.775        10         19.926    20.944        102        18.704    19.679        43
2006  .      20.775    27.000         8         20.944    27.260         95        19.679    25.640        41
2007  .      27.000    22.758         7         27.260    23.012         67        25.640    21.666        34
2008  .      22.758    14.464         6         23.012    14.648         52        21.666    13.805        31
2009  .      14.464    17.508         4         14.648    17.756         42        13.805    16.752        25
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Small Cap Value Series
2001  .      10.000        11.788(1)         1         10.000        10.978(2)         6         11.835        12.981
2002  .      11.788        10.904           32         10.978        10.160           15         12.981        12.019
2003  .      10.904        15.157           40         10.160        14.129           32         12.019        16.723
2004  .      15.157        18.018           42         14.129        16.805           36         16.723        19.901
2005  .      18.018        19.297           36         16.805        18.007           35         19.901        21.334
2006  .      19.297        21.941           40         18.007        20.485           33         21.334        24.282
2007  .      21.941        20.056           33         20.485        18.734           28         24.282        22.218
2008  .      20.056        13.761           12         18.734        12.860            9         22.218        15.260
2009  .      13.761        17.764           15         12.860        16.609           15         15.260        19.718
---------    ------        --------         --         ------        --------         --         ------        ------
Delaware VIP Trend Series
2001  .      10.000        12.780(1)         1         10.000        12.207(4)         4          7.756         6.440
2002  .      12.780        10.023            7         12.207         9.579           10          6.440         5.056
2003  .      10.023        13.256            4          9.579        12.675            7          5.056         6.694
2004  .      13.256        14.609           18         12.675        13.975            8          6.694         7.384
2005  .      14.609        15.138           17         13.975        14.489            8          7.384         7.660
2006  .      15.138        15.943           17         14.489        15.267            7          7.660         8.075
2007  .      15.943        17.279           15         15.267        16.555            3          8.075         8.760
2008  .      17.279         9.009            3         16.555         8.636            3          8.760         4.572
2009  .       9.009        13.646            3          8.636        13.087            3          4.572         6.932
---------    ------        --------         --         ------        --------         --         ------        ------
Delaware VIP US Growth Series
2001  .      10.000        11.635(1)         1*        10.000        11.636(1)         1*        10.000        11.638(1)
2002  .      11.635         8.074            0         11.636         8.078            0         11.638         8.084
2003  .       N/A          N/A             N/A          8.979         9.785            4          N/A          N/A
2004  .       9.118         9.892            1*         9.785         9.896            5          N/A          N/A
2005  .       N/A          N/A             N/A          9.896        11.115            5          N/A          N/A
2006  .       N/A          N/A             N/A         11.115        11.136            2          N/A          N/A
2007  .       N/A          N/A             N/A         11.136        12.285            2          N/A          N/A
2008  .       N/A          N/A             N/A         12.285         6.891            2          N/A          N/A
2009  .       N/A          N/A             N/A          6.891         9.669            2          N/A          N/A
---------    ------        --------        ---         ------        --------         --         ------        --------
Delaware VIP Value Series
2001  .      10.000        11.090(1)         1*        10.000        10.312(2)         2         11.551        10.886
2002  .      11.090         8.834            3         10.312         8.219            1         10.886         8.681
2003  .       8.834        11.105            3          8.219        10.336            3          8.681        10.922
2004  .      11.105        12.485            3         10.336        11.627            3         10.922        12.292
2005  .      12.485        12.959            2         11.627        12.075            3         12.292        12.772
2006  .      12.959        15.741            3         12.075        14.674            3         12.772        15.530
2007  .      15.741        14.982            2         14.674        13.974            3         15.530        14.796
2008  .      14.982         9.765            1         13.974         9.112            3         14.796         9.653
2009  .       9.765        11.273            1          9.112        10.524            2          9.653        11.155
---------    ------        --------        ---         ------        --------         --         ------        --------
DWS VIP Alternative Asset Allocation Plus
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
DWS VIP Equity 500 Index
2001  .      10.000        11.273(1)         1*        10.000        11.275(1)        11          8.982         7.747
2002  .      11.273         8.592            1         11.275         8.598            1          7.747         5.911
2003  .       8.592        10.804            1          8.598        10.818            1          5.911         7.440
2004  .      10.804        11.724            1         10.818        11.744            1          7.440         8.081
2005  .      11.724        12.041            1         11.744        12.068            2          8.081         8.308
2006  .      12.041        13.649            1         12.068        13.686            2          8.308         9.426
2007  .      13.649        14.101            2         13.686        14.146            2          9.426         9.749
2008  .      14.101         8.695            1         14.146         8.728            2          9.749         6.017
2009  .       8.695        10.777            1          8.728        10.823            2          6.017         7.466
---------    ------        --------        ---         ------        --------        ---         ------        --------
DWS VIP Small Cap Index
2001  .      10.000        12.107(1)         1*        10.000        12.109(1)         1*        10.000        12.110(1)
2002  .      12.107         9.433            1*        12.109         9.438            0         12.110         9.445
2003  .       9.433        13.553            4          N/A          N/A             N/A          9.445        13.583
2004  .      13.553        15.659            4          N/A          N/A             N/A         13.583        15.710
2005  .      15.659        16.019            4          N/A          N/A             N/A         15.710        16.087
2006  .      16.019        18.467            5          N/A          N/A             N/A         16.087        18.564
2007  .      18.467        17.775            3          N/A          N/A             N/A         18.564        17.886
2008  .      17.775        11.489            2          N/A          N/A             N/A         17.886        11.572
2009  .      11.489        14.268            2          N/A          N/A             N/A         11.572        14.386
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Small Cap Value Series
2001  .         81         11.840        13.006          114
2002  .        136         13.006        12.061          242
2003  .         28         12.061        16.806          108         10.954    15.280        25
2004  .         26         16.806        20.029          109         15.280    18.229        74
2005  .         24         20.029        21.504          110         18.229    19.590        81
2006  .         18         21.504        24.512          100         19.590    22.353        89
2007  .         13         24.512        22.462           80         22.353    20.504        40
2008  .          7         22.462        15.451           65         20.504    14.118        32
2009  .          4         15.451        19.995           48         14.118    18.289        29
---------      ---         ------        ------          ---         ------    ------        --
Delaware VIP Trend Series
2001  .         88          7.762         6.455          333
2002  .        162          6.455         5.075          494
2003  .         41          5.075         6.729          250         10.070    13.365        28
2004  .         43          6.729         7.434          227         13.365    14.780        55
2005  .         42          7.434         7.723          199         14.780    15.370        28
2006  .         25          7.723         8.154          181         15.370    16.244        22
2007  .         23          8.154         8.859          109         16.244    17.666        21
2008  .         17          8.859         4.630           86         17.666     9.243        14
2009  .          9          4.630         7.031           64          9.243    14.050         8
---------      ---         ------        ------          ---         ------    ------        --
Delaware VIP US Growth Series
2001  .          1*        10.000        11.643(1)         1*
2002  .          0         11.643         8.101            1
2003  .        N/A          8.101         9.830           32          8.110     9.851        15
2004  .        N/A          9.830         9.962           21          9.851     9.993        16
2005  .        N/A          9.962        11.211           12          9.993    11.257        18
2006  .        N/A         11.211        11.254           11         11.257    11.313        11
2007  .        N/A         11.254        12.440            8         11.313    12.517        11
2008  .        N/A         12.440         6.992            7         12.517     7.042        11
2009  .        N/A          6.992         9.831            5          7.042     9.912         1
---------      ---         ------        --------        ---         ------    ------        --
Delaware VIP Value Series
2001  .         12         11.556        10.908           58
2002  .          9         10.908         8.712           85
2003  .          5          8.712        10.978           66          8.875    11.195         1
2004  .          6         10.978        12.373           82         11.195    12.631        10
2005  .          7         12.373        12.876           92         12.631    13.157        32
2006  .          6         12.876        15.678           83         13.157    16.037        18
2007  .          6         15.678        14.960           66         16.037    15.317        14
2008  .          6         14.960         9.775           58         15.317    10.018        11
2009  .          4          9.775        11.312           49         10.018    11.606         9
---------      ---         ------        --------        ---         ------    ------        --
DWS VIP
Alternati
Asset
Allocatio
Plus
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
DWS VIP Equity 500 Index
2001  .         34          8.987         7.763          198
2002  .         37          7.763         5.932          257
2003  .          8          5.932         7.478          115          8.631    10.891         4
2004  .          9          7.478         8.135          132         10.891    11.859         4
2005  .          7          8.135         8.376          133         11.859    12.223         7
2006  .          6          8.376         9.517          106         12.223    13.903         4
2007  .          6          9.517         9.857           92         13.903    14.414         2
2008  .          4          9.857         6.094           80         14.414     8.920         1
2009  .          2          6.094         7.572           59          8.920    11.094         1
---------      ---         ------        --------        ---         ------    ------       ---
DWS VIP Small Cap Index
2001  .          1*        10.000        12.115(1)         2
2002  .          3         12.115         9.463           16
2003  .          2          9.463        13.631           28          9.475    13.661         3
2004  .          3         13.631        15.788           48         13.661    15.840        15
2005  .          3         15.788        16.192           46         15.840    16.261        11
2006  .          1*        16.192        18.713           39         16.261    18.811        10
2007  .          1*        18.713        18.057           36         18.811    18.170        10
2008  .          1*        18.057        11.700           28         18.170    11.785         9
2009  .          1*        11.700        14.567           24         11.785    14.688         8
---------      ---         ------        --------        ---         ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Contrafund Portfolio
2001  .      10.000        10.931(1)         1*        10.000        10.934(1)         1*        10.000        10.934(1)
2002  .      10.931         9.694           15         10.934         9.702            1         10.934         9.708
2003  .       9.694        12.194           15          9.702        12.210            7          9.708        12.223
2004  .      12.194        13.778            3         12.210        13.803            7         12.223        13.825
2005  .      13.778        15.771            3         13.803        15.808            8         13.825        15.841
2006  .      15.771        17.243           17         15.808        17.292           12         15.841        17.337
2007  .      17.243        19.846           18         17.292        19.912           22         17.337        19.974
2008  .      19.846        11.159           23         19.912        11.202           16         19.974        11.242
2009  .      11.159        14.833           17         11.202        14.897           17         11.242        14.958
---------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Equity-Income Portfolio
2001  .      10.000        11.088(1)         1         10.000        10.285(2)         6         10.854        10.103
2002  .      11.088         9.013            4         10.285         8.364           12         10.103         8.221
2003  .       9.013        11.499            3          8.364        10.677           10          8.221        10.499
2004  .      11.499        12.550            3         10.677        11.659           11         10.499        11.470
2005  .      12.550        13.000            3         11.659        12.082            7         11.470        11.892
2006  .      13.000        15.297            3         12.082        14.225            8         11.892        14.008
2007  .      15.297        15.200            1         14.225        14.142            8         14.008        13.933
2008  .      15.200         8.529            1*        14.142         7.939            7         13.933         7.826
2009  .       8.529        10.869            1*         7.939        10.122            5          7.826         9.983
---------    ------        --------         --         ------        --------         --         ------        --------
Fidelity VIP Growth Portfolio
2001  .      10.000        11.764(1)         1         10.000        10.687(2)         6          8.354         6.739
2002  .      11.764         8.045            5         10.687         7.312            3          6.739         4.613
2003  .       8.045        10.463            1          N/A          N/A             N/A          4.613         6.006
2004  .      10.463        10.587            1          N/A          N/A             N/A          6.006         6.083
2005  .      10.587        10.959            1          9.632         9.975            1*         6.083         6.303
2006  .      10.959        11.459            1          9.975        10.436            1*         6.303         6.597
2007  .      11.459        14.241            1         10.436        12.976            1*         N/A          N/A
2008  .      14.241         7.362            1         12.976         6.712            1*         N/A          N/A
2009  .       7.362         9.244            1          6.712         8.431            1*         N/A          N/A
---------    ------        --------         --         ------        --------        ---         ------        --------
Fidelity VIP Mid Cap
2005  .       N/A          N/A             N/A         10.725        11.551            1*         N/A          N/A
2006  .      12.433        12.736           10         11.551        12.746            1*        12.135        12.756
2007  .      12.736        14.413            5          N/A          N/A             N/A         12.756        14.450
2008  .      14.413         8.540           11          N/A          N/A             N/A         14.450         8.571
2009  .       8.540        11.711           10          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
Fidelity VIP Overseas Portfolio
2001  .      10.000        10.892(1)         1*        10.000        10.895(1)         1*         8.595         6.655
2002  .      10.892         8.500            1*        10.895         8.507            0          6.655         5.199
2003  .       8.500        11.929            0          9.708        11.948            2          5.199         7.304
2004  .      11.929        13.263            1         11.948        13.290            3          7.304         8.129
2005  .      13.263        15.458            1*        13.290        15.497            3          8.129         9.483
2006  .      15.458        17.863            1*        15.497        17.917            2          9.483        10.969
2007  .      17.863        20.516            1*        17.917        20.588            2         10.969        12.611
2008  .      20.516        11.280            1         20.588        11.326            2         12.611         6.941
2009  .      11.280        13.970            1         11.326        14.033            2          6.941         8.604
---------    ------        --------        ---         ------        --------        ---         ------        --------
FTVIPT Franklin Income Securities
2006  .      10.619        11.205            3          N/A          N/A             N/A         11.202        11.212
2007  .      11.205        11.407           21         11.448        11.416            1         11.212        11.425
2008  .      11.407         7.873           51         11.416         7.883           33         11.425         7.894
2009  .       7.873        10.475           19          7.883        10.494            4          7.894        10.512
---------    ------        --------        ---         ------        --------        ---         ------        --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2001  .      10.000        12.288(1)         1*        10.000        12.289(1)         2          8.035         6.689
2002  .      12.288         8.598            5         12.289         8.603            3          6.689         4.685
2003  .       N/A          N/A               0          8.603        11.592            3          4.685         6.315
2004  .       N/A          N/A             N/A         11.592        12.685            3          6.315         6.914
2005  .      11.779        13.032            1         12.685        13.048            2          6.914         7.116
2006  .      13.032        13.899            1         13.048        13.923            2          7.116         7.597
2007  .      13.899        15.170            1         13.923        15.204            2          7.597         8.300
2008  .      15.170         8.559            1         15.204         8.582            2          8.300         4.687
2009  .       8.559        12.057            1          8.582        12.096            2          4.687         6.610
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Contrafund Portfolio
2001  .          1*        10.000        10.938(1)         2
2002  .         24         10.938         9.726           26
2003  .         24          9.726        12.264           68          9.737    12.291        14
2004  .         27         12.264        13.892          102         12.291    13.937        62
2005  .         26         13.892        15.941          145         13.937    16.008        78
2006  .         16         15.941        17.473          152         16.008    17.564        81
2007  .         14         17.473        20.161          137         17.564    20.286        70
2008  .         11         20.161        11.365          124         20.286    11.447        86
2009  .          7         11.365        15.143          109         11.447    15.268        74
---------       --         ------        --------        ---         ------    ------        --
Fidelity VIP Equity-Income Portfolio
2001  .         51         10.860        10.124          143
2002  .         70         10.124         8.250          181
2003  .         20          8.250        10.552          117          9.056    11.595         7
2004  .         19         10.552        11.545          134         11.595    12.699        67
2005  .         21         11.545        11.989          117         12.699    13.200        39
2006  .         16         11.989        14.143          111         13.200    15.587        36
2007  .         15         14.143        14.088          100         15.587    15.543        33
2008  .          9         14.088         7.925           88         15.543     8.752        31
2009  .          3          7.925        10.125           71          8.752    11.192        22
---------       --         ------        --------        ---         ------    ------        --
Fidelity VIP Growth Portfolio
2001  .         23          8.360         6.754           99
2002  .         20          6.754         4.630          148
2003  .          3          4.630         6.037          101          8.083    10.549         9
2004  .          1          6.037         6.123           86         10.549    10.711        17
2005  .          1          6.123         6.355           92         10.711    11.126        20
2006  .          1          6.355         6.661           82         11.126    11.675        22
2007  .        N/A          6.661         8.299           56         11.675    14.560        18
2008  .        N/A          8.299         4.301           47         14.560     7.554        11
2009  .        N/A          4.301         5.414           32          7.554     9.518         4
---------      ---         ------        --------        ---         ------    ------        --
Fidelity VIP Mid Cap
2005  .        N/A         10.237        11.564           31         10.182    11.571        16
2006  .          1*        11.564        12.786           46         11.571    12.806        48
2007  .          1*        12.786        14.506           45         12.806    14.543        39
2008  .          4         14.506         8.617           38         14.543     8.648        37
2009  .        N/A          8.617        11.845           27          8.648    11.900        18
---------      ---         ------        --------        ---         ------    ------        --
Fidelity VIP Overseas Portfolio
2001  .          8          8.601         6.670           27
2002  .          7          6.670         5.218           36
2003  .          1          5.219         7.342          128          8.540    12.028        35
2004  .          1          7.342         8.184           93         12.028    13.419        21
2005  .          4          8.184         9.562           66         13.419    15.695        29
2006  .          2          9.562        11.077           63         15.695    18.200        30
2007  .          1         11.077        12.754           54         18.200    20.976        25
2008  .          1         12.754         7.030           53         20.976    11.575        28
2009  .          1          7.030         8.728           46         11.575    14.385        10
---------      ---         ------        --------        ---         ------    ------        --
FTVIPT Franklin Income Securities
2006  .          1         10.149        11.222            5         10.853    11.229         1*
2007  .          3         11.222        11.453           31         11.229    11.471        84
2008  .          3         11.453         7.925           29         11.471     7.945        91
2009  .          9          7.925        10.570           44          7.945    10.608        94
---------      ---         ------        --------        ---         ------    ------        --
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2001  .         19          8.042         6.704          150
2002  .         40          6.704         4.702          270
2003  .         10          4.702         6.348          151          8.637    11.672         4
2004  .          7          6.348         6.961          139         11.672    12.811        32
2005  .          6          6.961         7.175          126         12.811    13.218        17
2006  .          5          7.175         7.671          114         13.218    14.146        17
2007  .          1          7.671         8.394           86         14.146    15.494        15
2008  .          1          8.394         4.748           71         15.494     8.773        12
2009  .          1          4.748         6.705           64          8.773    12.402        10
---------      ---         ------        --------        ---         ------    ------        --

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Mutual Shares Securities
2006  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2007  .      11.517        11.421            6          N/A          N/A             N/A          N/A          N/A
2008  .      11.421         7.048           11         10.520         7.057           17         10.761         7.066
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          7.066         8.748
---------    ------        ------          ---         ------        ------          ---         ------        ------
FTVIPT Templeton Global Bond Securities
2005  .       9.992         9.859            5          N/A          N/A             N/A          9.822         9.864
2006  .       9.859        10.909            6          N/A          N/A             N/A          9.864        10.926
2007  .      10.909        11.881            9          N/A          N/A             N/A         10.926        11.912
2008  .      11.881        12.381           24         12.106        12.403           25         11.912        12.425
2009  .      12.381        14.417           32         12.403        14.451           32         12.425        14.484
---------    ------        ------          ---         ------        ------          ---         ------        ------
FTVIPT Templeton Growth Securities Fund
2001  .      10.000        11.163(1)         1*        10.000        11.165(1)         1*        10.197         9.884
2002  .      11.163         8.928            8         11.165         8.933            3          9.884         7.912
2003  .       8.928        11.575           10          8.933        11.588            5          7.912        10.269
2004  .      11.575        13.177            8         11.588        13.198            4         10.269        11.702
2005  .      13.177        14.075            9         13.198        14.105            1         11.702        12.512
2006  .      14.075        16.822            8         14.105        16.866            1*        12.512        14.969
2007  .      16.822        16.893           11         16.866        16.945            1*        14.969        15.047
2008  .      16.893         9.559            7         16.945         9.594            1*        15.047         8.524
2009  .       9.559        12.297            5          9.594        12.347            1*         8.524        10.975
---------    ------        --------        ---         ------        --------        ---         ------        ------
Janus Aspen Balanced Portfolio
2001  .      10.000        10.654(1)         1*        10.000        10.657(1)         1*        10.000        10.658(1)
2002  .      10.654         9.758            1*        10.657         9.768            2         10.658         9.770
2003  .       9.758        10.889            1          9.768        10.905            3          9.770        10.912
2004  .      10.889        11.570            1         10.905        11.593            3         10.912        11.606
2005  .      11.570        12.222            1*        11.593        12.252            4         11.606        12.272
2006  .      12.222        13.240            1*        12.252        13.280            4         12.272        13.309
2007  .      13.240        14.328            1*        13.280        14.378            6         13.309        14.416
2008  .      14.328        11.800            1*        14.378        11.847            4         14.416        11.885
2009  .      11.800        14.540            1*        11.847        14.605            1         11.885        14.659
---------    ------        --------        ---         ------        --------        ---         ------        --------
Janus Aspen Enterprise Portfolio
2001  .      10.000        11.377(1)         1*        10.000        11.379(1)         1*        10.000        11.382(1)
2002  .      11.377         8.023            0         11.379         8.028            0         11.382         8.032
2003  .       N/A          N/A             N/A          9.823        10.626            1          8.032        10.632
2004  .       N/A          N/A             N/A         10.626        12.567            1         10.632        12.581
2005  .       N/A          N/A             N/A         12.567        13.820            1         12.581        13.842
2006  .       N/A          N/A             N/A         13.820        15.372            1         13.842        15.404
2007  .       N/A          N/A             N/A         15.372        18.371            1         15.404        18.419
2008  .       N/A          N/A             N/A         18.371        10.125            1         18.419        10.156
2009  .       N/A          N/A             N/A         10.125        14.357            1         10.156        14.408
---------    ------        --------        ---         ------        --------        ---         ------        --------
Janus Aspen Worldwide
2001  .      10.000        11.502(1)         1*        10.000        11.505(1)         1*        10.000        11.507(1)
2002  .      11.502         8.383           18         11.505         8.390            0         11.507         8.396
2003  .       8.383        10.173           17          N/A          N/A             N/A          8.396        10.199
2004  .      10.173        10.434            5          N/A          N/A             N/A         10.199        10.470
2005  .      10.434        10.807            4          N/A          N/A             N/A         10.470        10.856
2006  .      10.807        12.506            4          N/A          N/A             N/A         10.856        12.575
2007  .      12.506        13.419            4          N/A          N/A             N/A         12.575        13.507
2008  .      13.419         7.267            3          N/A          N/A             N/A         13.507         7.321
2009  .       7.267         9.797            3          N/A          N/A             N/A          7.321         9.880
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Baron Growth Opportunities(8)
2006  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2007  .       N/A          N/A             N/A          N/A          N/A             N/A         11.710        10.774
2008  .      10.463         6.423            2          N/A          N/A             N/A         10.774         6.440
2009  .       6.423         8.718            2          N/A          N/A             N/A          6.440         8.749
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Capital Growth
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Mutual Shares Securities
2006  .        N/A         10.145        11.267           12         10.334    11.274         2
2007  .        N/A         11.267        11.467           21         11.274    11.486         8
2008  .          1*        11.467         7.093           25         11.486     7.112        10
2009  .          1          7.093         8.795           16          7.112     8.827         9
---------      ---         ------        ------           --         ------    ------        --
FTVIPT Templeton Global Bond Securities
2005  .          1          9.944         9.873           12          9.763     9.879         7
2006  .          1          9.873        10.952           27          9.879    10.969        28
2007  .          1         10.952        11.958           33         10.969    11.988        26
2008  .          2         11.958        12.492           50         11.988    12.537        36
2009  .          3         12.492        14.583           64         12.537    14.650        21
---------      ---         ------        ------           --         ------    ------        --
FTVIPT Templeton Growth Securities Fund
2001  .         19         10.204         9.905           44
2002  .         35          9.905         7.941           49
2003  .         20          7.941        10.322           32          8.969    11.670        11
2004  .         18         10.322        11.780           42         11.670    13.332        62
2005  .         17         11.780        12.614           80         13.332    14.290       117
2006  .         16         12.614        15.114           87         14.290    17.139       142
2007  .         14         15.114        15.215           79         17.139    17.271       148
2008  .          8         15.215         8.632           64         17.271     9.808        69
2009  .          5          8.632        11.132           44          9.808    12.661        56
---------      ---         ------        ------           --         ------    ------       ---
Janus Aspen Balanced Portfolio
2001  .          1*        10.000        10.661(1)         1*
2002  .         22         10.661         9.786           19
2003  .         22          9.786        10.947           59          9.800    10.973         5
2004  .         24         10.947        11.660           51         10.973    11.701         6
2005  .         22         11.660        12.348           43         11.701    12.403        10
2006  .         18         12.348        13.411           35         12.403    13.484         8
2007  .         16         13.411        14.549           34         13.484    14.643         8
2008  .          8         14.549        12.012           29         14.643    12.102         7
2009  .          2         12.012        14.839           25         12.102    14.964         6
---------      ---         ------        --------         --         ------    ------       ---
Janus Aspen Enterprise Portfolio
2001  .          1*        10.000        11.386(1)         1*
2002  .          1         11.386         8.047            6
2003  .          1          8.047        10.668            7          N/A        N/A        N/A
2004  .          4         10.668        12.642            7         10.692    12.683         2
2005  .          3         12.642        13.930            7         12.683    13.990         7
2006  .          1         13.930        15.525            6         13.990    15.608         7
2007  .          1         15.525        18.592            7         15.608    18.709         1
2008  .          1         18.592        10.267            5         18.709    10.342         1
2009  .          1         10.267        14.587            3         10.342    14.709         1
---------      ---         ------        --------         --         ------    ------       ---
Janus Aspen Worldwide
2001  .          1*        10.000        11.512(1)         1*
2002  .          1         11.512         8.412           14
2003  .          1          8.412        10.234           12          8.422    10.256         2
2004  .          1         10.234        10.522           11         10.256    10.556         2
2005  .          1         10.522        10.926           10          N/A        N/A        N/A
2006  .          1         10.926        12.675            9          N/A        N/A        N/A
2007  .          1         12.675        13.635            8          N/A        N/A        N/A
2008  .          1         13.635         7.402            8          N/A        N/A        N/A
2009  .          1          7.402        10.004            6          N/A        N/A        N/A
---------      ---         ------        --------         --         ------    ------       ---
Lincoln VIP Baron Growth Opportunities(8)
2006  .        N/A          9.708        10.616            1*         N/A        N/A        N/A
2007  .          1         10.616        10.800            1          N/A        N/A        N/A
2008  .          1         10.800         6.465            1          N/A        N/A        N/A
2009  .          1          6.465         8.797            1          N/A        N/A        N/A
---------      ---         ------        --------         --         ------    ------       ---
Lincoln
VIP
Capital
Growth
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Cohen & Steers Global Real Estate
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       8.135         4.655            5          N/A          N/A             N/A          N/A          N/A
2009  .       4.655         6.280            5          N/A          N/A             N/A          N/A          N/A
---------     -----        ------          ---          --           ----            ---          --           ----
Lincoln VIP Columbia Value Opportunities
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------     -----        ------          ---          --           ----            ---          --           ----
Lincoln VIP Delaware Bond
2001  .      10.000        10.113(1)         6        10.000         10.093(2)        24         10.600        11.364
2002  .      10.113        10.931          116        10.093         10.915           38         11.364        12.295
2003  .      10.931        11.506          153        10.915         11.495           65         12.295        12.955
2004  .      11.506        11.888           82        11.495         11.883           79         12.955        13.399
2005  .      11.888        11.972           68        11.883         11.973           73         13.399        13.507
2006  .      11.972        12.301           63        11.973         12.307           62         13.507        13.892
2007  .      12.301        12.726           54        12.307         12.740           51         13.892        14.387
2008  .      12.726        12.122           31        12.740         12.140           13         14.387        13.717
2009  .      12.122        14.142           15        12.140         14.171           12         13.717        16.019
---------    ------        --------        ---        ------         --------        ---         ------        ------
Lincoln VIP Delaware Foundation Aggressive Allocation(9)
2001  .      10.000        11.374(3)         1*       10.000         10.964(1)         1*        10.000        11.376(3)
2002  .      11.374         9.818            1*       10.964          9.470            0         11.376         9.833
2003  .       9.818        11.599            0          N/A          N/A             N/A          9.833        11.627
2004  .      11.599        12.921           16          N/A          N/A             N/A         11.627        12.967
2005  .      12.921        13.541           19          N/A          N/A             N/A         12.967        13.602
2006  .      13.541        15.213           20          N/A          N/A             N/A         13.602        15.297
2007  .      15.213        15.878           32          N/A          N/A             N/A         15.297        15.982
2008  .      15.878        10.403           12          N/A          N/A             N/A         15.982        10.482
2009  .      10.403        13.473            8          N/A          N/A             N/A         10.482        13.588
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Delaware Growth and Income
2005  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Delaware Social Awareness
2001  .      10.000        12.098(3)         1*       10.000         11.506(1)         1*        10.000        12.101(3)
2002  .      12.098         9.242            0        11.506          8.794            0         12.101         9.254
2003  .       N/A          N/A             N/A        10.093         11.385            3          N/A          N/A
2004  .       N/A          N/A             N/A        11.385         12.596            4          N/A          N/A
2005  .       N/A          N/A             N/A        12.596         13.852            4          N/A          N/A
2006  .       N/A          N/A             N/A        13.852         15.272            1          N/A          N/A
2007  .       N/A          N/A             N/A        15.272         15.437            1          N/A          N/A
2008  .       N/A          N/A             N/A        15.437          9.939            1          N/A          N/A
2009  .       N/A          N/A             N/A         9.939         12.684            1          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Delaware Special Opportunities
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Global Income
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Growth Fund(6)
2005  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Growth Opportunities(7)
2005  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln
VIP Cohen
& Steers
Global
Real
Estate
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          7.668         4.674             3         5.153     4.682         3
2009  .        N/A          4.674         6.321            11         4.682     6.338         5
---------      ---          -----        ------          ----         -----     -----       ---
Lincoln
VIP
Columbia
Value
Opportuni
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          4.319         7.406             1         N/A        N/A        N/A
---------      ---          -----        ------          ----         -----     -----       ---
Lincoln VIP Delaware Bond
2001  .        263         10.606        11.387           635
2002  .        402         11.387        12.338         1,126
2003  .         75         12.338        13.020           793        10.980    11.599       297
2004  .         65         13.020        13.486           879        11.599    12.026       384
2005  .         48         13.486        13.616           818        12.026    12.154       368
2006  .         42         13.616        14.024           713        12.154    12.531       324
2007  .         36         14.024        14.546           569        12.531    13.010       341
2008  .         30         14.546        13.889           481        13.010    12.435       202
2009  .         25         13.889        16.244           415        12.435    14.558       181
---------      ---         ------        ------         -----        ------    ------       ---
Lincoln VIP Delaware Foundation Aggressive Allocation(9)
2001  .          1*        10.000        11.380(3)          1*
2002  .          1*        11.380         9.848             1
2003  .          1          9.848        11.664            30         9.506    11.270         3
2004  .          1         11.664        13.027            35        11.270    12.599        13
2005  .          6         13.027        13.685            65        12.599    13.249        53
2006  .          1*        13.685        15.414            63        13.249    14.938        80
2007  .          1*        15.414        16.128            52        14.938    15.646        67
2008  .          1*        16.128        10.594            45        15.646    10.287        50
2009  .          1*        10.594        13.754            44        10.287    13.369        44
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln VIP Delaware Growth and Income
2005  .        N/A         10.056        10.364             2         N/A        N/A        N/A
2006  .        N/A         10.364        11.426             2         N/A        N/A        N/A
2007  .        N/A         11.426        11.897             2         N/A        N/A        N/A
2008  .        N/A         11.897         7.490             1*        N/A        N/A        N/A
2009  .        N/A          7.490         9.153             2         N/A        N/A        N/A
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln VIP Delaware Social Awareness
2001  .          1*        10.000        12.107(3)          1*
2002  .          0         12.107         9.273             2
2003  .        N/A          9.273        12.027            35         8.827    11.460        19
2004  .        N/A         12.027        13.333            47        11.460    12.717        30
2005  .        N/A         13.333        14.692            37        12.717    14.028        47
2006  .        N/A         14.692        16.231            36        14.028    15.512        39
2007  .        N/A         16.231        16.439            22        15.512    15.726        39
2008  .        N/A         16.439        10.605            17        15.726    10.156        37
2009  .        N/A         10.605        13.561            13        10.156    13.000        31
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP
Delaware
Special
Opportuni
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP
Global
Income
2009  .        N/A          N/A          N/A             N/A         10.670    10.673         1*
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln VIP Growth Fund(6)
2005  .        N/A         10.182        10.818             1         N/A        N/A        N/A
2006  .        N/A         10.818        11.271             1         N/A        N/A        N/A
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln VIP Growth Opportunities(7)
2005  .        N/A         10.923        11.440             1*        N/A        N/A        N/A
2006  .        N/A         11.440        12.366             1         N/A        N/A        N/A
---------      ---         ------        --------       -----        ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Janus Capital Appreciation
2001  .      10.000        11.615(1)         1*        10.000        11.616(1)         1*        10.000        11.618(1)
2002  .      11.615         8.321            0         11.616         8.325            0         11.618         8.332
2003  .       N/A          N/A             N/A          N/A          N/A             N/A          8.332        10.841
2004  .       N/A          N/A             N/A          N/A          N/A             N/A         10.841        11.210
2005  .       N/A          N/A             N/A         10.950        11.464            1         11.210        11.472
2006  .       N/A          N/A             N/A         11.464        12.342            1         11.472        12.357
2007  .       N/A          N/A             N/A         12.342        14.590            1         12.357        14.615
2008  .       N/A          N/A             N/A         14.590         8.476            1*        14.615         8.494
2009  .       N/A          N/A             N/A          8.476        11.526            1*         8.494        11.557
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Marsico International Growth
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .      10.834         5.561            1*         N/A          N/A             N/A          N/A          N/A
2009  .       5.561         7.394            1*         N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP MFS Value
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       8.847         6.423            4          N/A          N/A             N/A          6.515         6.433
2009  .       6.423         7.604            2          N/A          N/A             N/A          6.433         7.624
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Mid-Cap Value
2007  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Mondrian International Value
2001  .      10.000        11.018(1)         1*        10.000        11.021(1)         1*        10.000        11.023(1)
2002  .      11.018         9.644            1         11.021         9.651            1         11.023         9.659
2003  .       9.644        13.400            1          9.651        13.417            4          9.659        13.434
2004  .      13.400        15.901            1         13.417        15.928            5         13.434        15.957
2005  .      15.901        17.559            1         15.928        17.598            5         15.957        17.639
2006  .      17.559        22.398            2         17.598        22.459            2         17.639        22.523
2007  .      22.398        24.501            2         22.459        24.580            2         22.523        24.662
2008  .      24.501        15.228            2         24.580        15.285            1         24.662        15.343
2009  .      15.228        18.114            1         15.285        18.191            1         15.343        18.269
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP Money Market Fund
2001  .      10.000        10.017(1)         1*        10.000        10.019(1)         1*        10.206        10.427
2002  .      10.017         9.967           39         10.019         9.976           23         10.427        10.385
2003  .       9.967         9.846           14          9.976         9.860            3         10.385        10.269
2004  .       9.846         9.746            5          9.860         9.764            4         10.269        10.175
2005  .       9.746         9.829            6          9.764         9.852            4         10.175        10.272
2006  .       9.829        10.096           19          9.852        10.124            1         10.272        10.561
2007  .      10.096        10.397           26         10.124        10.432            6         10.561        10.888
2008  .      10.397        10.441           16         10.432        10.481           25         10.888        10.944
2009  .      10.441        10.276            3         10.481        10.320           12         10.944        10.781
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP SSgA Bond Index
2008  .       9.821        10.443            5          N/A          N/A             N/A          N/A          N/A
2009  .      10.443        10.683            5          N/A          N/A             N/A         10.333        10.699
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP SSgA Developed International 150
2008  .       5.229         6.250            1          N/A          N/A             N/A          N/A          N/A
2009  .       6.250         8.851            1          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP SSgA Emerging Markets 100
2008  .       5.145         6.042            1          N/A          N/A             N/A          N/A          N/A
2009  .       6.042        11.233            1          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP SSgA International Index
2008  .       5.397         6.387            1          N/A          N/A             N/A          N/A          N/A
2009  .       6.387         7.992            1          N/A          N/A             N/A          5.142         8.004
---------    ------        --------        ---         ------        --------        ---         ------        --------
Lincoln VIP SSgA Large Cap 100
2008  .       5.946         6.962            2          N/A          N/A             N/A          N/A          N/A
2009  .       6.962         9.219            2          N/A          N/A             N/A          N/A          N/A
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Janus Capital Appreciation
2001  .          1*        10.000        11.623(1)          1*
2002  .          1*        11.623         8.348             2
2003  .          1          8.348        10.877             4         N/A        N/A        N/A
2004  .          1         10.877        11.264             4        10.901    11.300         2
2005  .          2         11.264        11.545             8        11.300    11.594         9
2006  .          1         11.545        12.455             7        11.594    12.520         9
2007  .          1         12.455        14.752             7        12.520    14.844         4
2008  .          1         14.752         8.587             5        14.844     8.649         7
2009  .          1          8.587        11.701             3         8.649    11.798         7
---------        -         ------        --------           -        ------    ------       ---
Lincoln
VIP
Marsico
Internati
Growth
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          9.107         5.584             1         N/A        N/A        N/A
2009  .        N/A          5.584         7.443             2         N/A        N/A        N/A
---------      ---         ------        --------        ----        ------    ------       ---
Lincoln
VIP MFS
Value
2007  .        N/A          9.834         9.707             2         N/A        N/A        N/A
2008  .          5          9.707         6.449             5         6.498     6.459         2
2009  .          8          6.449         7.654             5         N/A        N/A        N/A
---------      ---         ------        --------        ----        ------    ------       ---
Lincoln
VIP
Mid-Cap
Value
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          6.289         7.022             2         4.670     7.040         3
---------      ---         ------        --------        ----        ------    ------       ---
Lincoln VIP Mondrian International Value
2001  .          1*        10.000        11.026(1)          1*
2002  .          2         11.026         9.675            16
2003  .          2          9.675        13.477            65         9.686    13.506        31
2004  .          2         13.477        16.032            71        13.506    16.083        44
2005  .          4         16.032        17.748            57        16.083    17.822        46
2006  .          4         17.748        22.695            55        17.822    22.814        35
2007  .          2         22.695        24.889            41        22.814    25.043        35
2008  .          1         24.889        15.507            36        25.043    15.619        56
2009  .          1         15.507        18.493            29        15.619    18.645        54
---------      ---         ------        --------        ----        ------    ------       ---
Lincoln VIP Money Market Fund
2001  .        227         10.212        10.448         2,634
2002  .        195         10.448        10.422         6,301
2003  .         47         10.422        10.321           575        10.012     9.925       221
2004  .          9         10.321        10.241           587         9.925     9.858       265
2005  .         16         10.241        10.355           451         9.858     9.977       262
2006  .         46         10.355        10.662           332         9.977    10.284       235
2007  .         49         10.662        11.009           303        10.284    10.628       200
2008  .         69         11.009        11.082           450        10.628    10.710       101
2009  .         35         11.082        10.934           313        10.710    10.577        76
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP SSgA
Bond
Index
2008  .        N/A          9.958        10.457             2         9.832    10.462         7
2009  .          7         10.457        10.724             6        10.462    10.740        13
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP SSgA
Developed
Internati
150
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          7.329         8.885             3         5.442     8.898         1
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP SSgA
Emerging
Markets
100
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          8.610        11.276             5         5.648    11.293         1
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP SSgA
Internati
Index
2008  .        N/A          5.844         6.395             2         N/A        N/A        N/A
2009  .          2          6.395         8.022             2         5.579     8.034         1
---------      ---         ------        --------       -----        ------    ------       ---
Lincoln
VIP SSgA
Large Cap
100
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          8.160         9.254             6         6.161     9.268         2
---------      ---         ------        --------       -----        ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP SSgA S&P 500 Index(5)
2005  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       7.185         6.915            6         N/A           N/A             N/A          N/A          N/A
2009  .       6.915         8.533            3         N/A           N/A             N/A          5.953         8.573
---------     -----        ------          ---        ------         ---             --------     -----        ------
Lincoln VIP SSgA Small Cap Index
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       6.223         5.900            3         N/A           N/A             N/A          N/A          N/A
2009  .       5.900         7.277            3         N/A           N/A             N/A          4.872         7.297
---------     -----        ------          ---        ------         ---             --------     -----        ------
Lincoln VIP SSgA Small/Mid Cap 200
2008  .       5.918         7.212            1         N/A           N/A             N/A          N/A          N/A
2009  .       7.212        10.706            1*        N/A           N/A             N/A          N/A          N/A
---------     -----        ------          ---        ------         ---             --------     -----        ------
Lincoln VIP T. Rowe Price Growth Stock
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------     -----        ------          ---        ------         ---             --------     -----        ------
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2001  .      10.000        12.405(1)         1*       10.000         12.407(1)         1*        10.000        12.408(1)
2002  .      12.405         8.487            0        12.407          8.493            0         12.408         8.491
2003  .       N/A          N/A             N/A         N/A           N/A             N/A          8.491        11.060
2004  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2005  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Templeton Growth
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Turner Mid-Cap Growth
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2006  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Wilshire 2010 Profile
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Wilshire 2020 Profile
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Wilshire 2030 Profile
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------
Lincoln VIP Wilshire 2040 Profile
2007  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2008  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A         N/A           N/A             N/A          N/A          N/A
---------    ------        --------        ---        ------         --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln
VIP SSgA
S&P 500
Index(5)
2005  .        N/A         10.085        10.245            1*         N/A        N/A        N/A
2006  .        N/A         10.245        11.454            8         10.718    11.472         1*
2007  .        N/A         11.442        11.320            6         11.464    11.350         1*
2008  .        N/A         11.320         6.976            5         11.350     7.001         6
2009  .          4          6.976         8.631            7          7.001     8.671         2
---------      ---         ------        ------            -         ------    ------       ---
Lincoln
VIP SSgA
Small Cap
Index
2007  .        N/A          9.451         9.144            8          N/A        N/A        N/A
2008  .        N/A          9.144         5.924            3          6.254     5.934         3
2009  .          1          5.924         7.325            1          5.934     7.344         3
---------      ---         ------        ------            -         ------    ------       ---
Lincoln
VIP SSgA
Small/Mid
Cap 200
2008  .        N/A          N/A          N/A             N/A          7.029     7.225         1
2009  .        N/A          7.490        10.747            2          7.225    10.763         1
---------      ---         ------        ------          ---         ------    ------       ---
Lincoln
VIP T.
Rowe
Price
Growth
Stock
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        ------          ---         ------    ------       ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2001  .          1*        10.000        12.414(1)         1*
2002  .          1*        12.414         8.515            0
2003  .          0          N/A          N/A             N/A          9.909    11.132         0
2004  .        N/A          N/A          N/A             N/A         11.132    12.458         1*
2005  .        N/A         11.489        13.418            1*        12.458    13.470         3
2006  .        N/A         13.418        14.422            1*        13.470    14.493         3
2007  .        N/A         14.422        16.113            1         14.493    16.209         3
2008  .        N/A         16.113         9.069            1         16.209     9.132         3
2009  .        N/A          9.069        13.055            1          9.132    13.159         3
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Templeton
Growth
2007  .        N/A         10.303         9.792            1          N/A        N/A        N/A
2008  .        N/A          9.792         5.981            2          5.150     5.991         1*
2009  .        N/A          5.981         7.519            5          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Turner
Mid-Cap
Growth
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          6.191         7.849            1          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .        N/A         10.029        10.472            2         10.460    10.480         3
2006  .        N/A         10.472        11.433            2         10.480    11.453         8
2007  .        N/A         11.433        11.706            2         11.453    11.739         8
2008  .        N/A         11.706         7.084            1         11.739     7.110         8
2009  .        N/A          7.084         8.570            1          7.110     8.611         5
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Wilshire
2010
Profile
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          6.817     9.534        21
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Wilshire
2020
Profile
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Wilshire
2030
Profile
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
Lincoln
VIP
Wilshire
2040
Profile
2007  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2008  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
2009  .        N/A          N/A          N/A             N/A          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---

                    with EEB and Step-Up                            with EEB                         with Step-Up
          ----------------------------------------- ----------------------------------------- ---------------------------
            Accumulation unit value                   Accumulation unit value                   Accumulation unit value
          ---------------------------   Number of   ---------------------------   Number of   ---------------------------
           Beginning       End of      accumulation  Beginning       End of      accumulation  Beginning       End of
           of period       period         units      of period       period         units      of period       period
          ----------- --------------- ------------- ----------- --------------- ------------- ----------- ---------------
                        (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Wilshire Aggressive Profile
2005  .       N/A          N/A             N/A         10.927        10.869            1          N/A          N/A
2006  .       N/A          N/A             N/A         10.869        12.404            1          N/A          N/A
2007  .       N/A          N/A             N/A         12.404        13.485            1          N/A          N/A
2008  .       N/A          N/A             N/A         13.485         7.861            1          N/A          N/A
2009  .       N/A          N/A             N/A          7.861        10.068            1          N/A          N/A
---------     --           ----            ---         ------        ------            -          --           ---
Lincoln VIP Wilshire Conservative Profile
2005  .      10.073        10.237            7          N/A          N/A             N/A         10.153        10.243
2006  .       N/A          N/A             N/A          N/A          N/A             N/A         10.243        10.972
2007  .       N/A          N/A             N/A          N/A          N/A             N/A         10.972        11.585
2008  .       N/A          N/A             N/A          N/A          N/A             N/A          N/A          N/A
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          8.792        11.323
---------    ------        ------          ---         ------        ------          ---         ------        ------
Lincoln VIP Wilshire Moderate Profile
2005  .       N/A          N/A             N/A         10.062        10.457            8         10.006        10.460
2006  .       N/A          N/A             N/A         10.457        11.474            8         10.460        11.483
2007  .      11.978        12.261            5         11.474        12.277            8          N/A          N/A
2008  .      12.261         8.805            5         12.277         8.821            9         11.813         8.837
2009  .       8.805        11.035            5          8.821        11.060            7          8.837        11.085
---------    ------        ------          ---         ------        ------          ---         ------        ------
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .       N/A          N/A             N/A         10.310        10.634            2         10.000        10.637
2006  .       N/A          N/A             N/A         10.634        11.885            2         10.637        11.895
2007  .       N/A          N/A             N/A          N/A          N/A             N/A         11.895        12.797
2008  .       N/A          N/A             N/A          N/A          N/A             N/A         12.797         8.348
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          8.348        10.553
---------    ------        ------          ---         ------        ------          ---         ------        ------
MFS VIT Core Equity
2001  .      10.000        11.884(1)         1         10.000        11.886(1)         1*        10.000        11.888(1)
2002  .      11.884         8.181            1*        11.886         8.186            0         11.888         8.192
2003  .       8.181        10.204            0          N/A          N/A             N/A          8.192        10.227
2004  .      10.204        11.221            1*         N/A          N/A             N/A         10.227        11.259
2005  .      11.221        11.173            1*         N/A          N/A             N/A         11.259        11.220
2006  .      11.173        12.442            1*         N/A          N/A             N/A         11.220        12.508
2007  .       N/A          N/A             N/A          N/A          N/A             N/A         12.508        13.621
2008  .       N/A          N/A             N/A          N/A          N/A             N/A         13.621         8.117
2009  .       N/A          N/A             N/A          N/A          N/A             N/A          8.117        10.542
---------    ------        --------        ---         ------        --------        ---         ------        --------
MFS VIT Growth Series
2001  .      10.000        12.125(1)         1*        10.000        11.039(2)         4          8.165         5.323
2002  .      12.125         7.869            1         11.039         7.168            1*         5.323         3.458
2003  .       7.869        10.032            1          7.168         9.143            4          3.458         4.413
2004  .      10.032        11.095            1          9.143        10.117            4          4.413         4.886
2005  .      11.095        11.857            1*        10.117        10.818            4          4.886         5.227
2006  .      11.857        12.520            1*        10.818        11.428            4          5.227         5.524
2007  .      12.520        14.849            1*        11.428        13.560            4          5.524         6.558
2008  .      14.849         9.100            1*        13.560         8.313            4          6.558         4.023
2009  .       9.100        12.261            1*         8.313        11.207            4          4.023         5.426
---------    ------        --------        ---         ------        --------        ---         ------        --------
MFS VIT Total Return Series
2001  .      10.000        10.629(1)         1         10.000        10.630(1)         8         11.123        10.927
2002  .      10.629         9.871           29         10.630         9.877           18         10.927        10.158
2003  .       9.871        11.235           45          9.877        11.248           64         10.158        11.573
2004  .      11.235        12.240           51         11.248        12.259           74         11.573        12.620
2005  .      12.240        12.321           40         12.259        12.347           66         12.620        12.717
2006  .      12.321        13.495           36         12.347        13.530           63         12.717        13.942
2007  .      13.495        13.762           36         13.530        13.805           56         13.942        14.232
2008  .      13.762        10.489           28         13.805        10.527           42         14.232        10.858
2009  .      10.489        12.115           26         10.527        12.165           39         10.858        12.555
---------    ------        --------        ---         ------        --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Wilshire Aggressive Profile
2005  .        N/A         10.000        10.881          108         10.155    10.888        34
2006  .        N/A         10.881        12.443          107         10.888    12.463        46
2007  .        N/A         12.443        13.555           90         12.463    13.590        46
2008  .        N/A         13.555         7.917          101         13.590     7.946        45
2009  .        N/A          7.917        10.160           94          7.946    10.207        45
---------      ---         ------        ------          ---         ------    ------        --
Lincoln VIP Wilshire Conservative Profile
2005  .          5          N/A          N/A             N/A         10.012    10.257       325
2006  .          7         10.282        10.998           16         10.257    11.015       338
2007  .          8         10.998        11.630           16         11.015    11.660       336
2008  .        N/A         11.630         9.306           32         11.660     9.340       334
2009  .         18          9.306        11.401           30          9.340    11.453       421
---------      ---         ------        ------          ---         ------    ------       ---
Lincoln VIP Wilshire Moderate Profile
2005  .          6         10.008        10.469           18         10.000    10.475         6
2006  .          7         10.469        11.510           43         10.475    11.528        64
2007  .        N/A         11.510        12.340           38         11.528    12.372        70
2008  .          1         12.340         8.884           73         12.372     8.916        42
2009  .          1          8.884        11.162           83          8.916    11.213        45
---------      ---         ------        ------          ---         ------    ------       ---
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .          6          N/A          N/A             N/A         10.122    10.652        20
2006  .          8         11.223        11.923           33         10.652    11.941        83
2007  .         11         11.923        12.847           27         11.941    12.880        82
2008  .          2         12.847         8.393           27         12.880     8.423        74
2009  .          2          8.393        10.625           21          8.423    10.674        70
---------      ---         ------        ------          ---         ------    ------       ---
MFS VIT Core Equity
2001  .          1*        10.000        11.893(1)         1*
2002  .          1         11.893         8.208           19
2003  .          2          8.208        10.263           18          8.218    10.285         2
2004  .          1         10.263        11.315           18         10.285    11.351         2
2005  .          1         11.315        11.293           15         11.351    11.340         1
2006  .          1         11.293        12.608           14         11.340    12.673         1
2007  .          1         12.608        13.750           13          N/A        N/A        N/A
2008  .          1         13.750         8.207           12          N/A        N/A        N/A
2009  .          1          8.207        10.675            7          N/A        N/A        N/A
---------      ---         ------        --------        ---         ------    ------       ---
MFS VIT Growth Series
2001  .         38          8.170         5.334          121
2002  .         35          5.334         3.471          140
2003  .          1          3.471         4.436           29          7.904    10.112         2
2004  .          1          4.436         4.918           29         10.112    11.223         2
2005  .          1          4.918         5.269           21         11.223    12.037         2
2006  .          1          5.269         5.578           22         12.037    12.754         2
2007  .          1          5.578         6.632           19         12.754    15.179         2
2008  .          8          6.632         4.074           22         15.179     9.334         2
2009  .          1          4.074         5.503           20          9.334    12.621         1
---------      ---         ------        --------        ---         ------    ------       ---
MFS VIT Total Return Series
2001  .         90         11.128        10.948          358
2002  .        212         10.948        10.193          550
2003  .         59         10.193        11.631          293          9.918    11.328        45
2004  .         72         11.631        12.702          445         11.328    12.384       143
2005  .         54         12.702        12.819          481         12.384    12.510       171
2006  .         39         12.819        14.075          419         12.510    13.750       160
2007  .         31         14.075        14.389          338         13.750    14.071       133
2008  .         26         14.389        10.994          309         14.071    10.762       101
2009  .         35         10.994        12.731          279         10.762    12.475        88
---------      ---         ------        --------        ---         ------    ------       ---

                    with EEB and Step-Up                           with EEB                        with Step-Up
          ---------------------------------------- ---------------------------------------- ---------------------------
           Accumulation unit value                  Accumulation unit value                   Accumulation unit value
          --------------------------   Number of   --------------------------   Number of   ---------------------------
           Beginning      End of      accumulation  Beginning      End of      accumulation  Beginning       End of
           of period      period         units      of period      period         units      of period       period
          ----------- -------------- ------------- ----------- -------------- ------------- ----------- ---------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
2001  .      10.000        9.842(1)         1*        10.000        9.355(2)        18          9.892         7.340
2002  .       9.842        7.445            0          9.355        7.080            3          7.340         5.558
2003  .       N/A         N/A             N/A          7.080        9.423            2          5.558         7.401
2004  .       N/A         N/A             N/A          9.423       12.012            2          7.401         9.439
2005  .      13.047       14.432            1*        12.012       13.745            2          9.439        10.807
2006  .      14.432       18.544            1         13.745       17.671            3         10.807        13.900
2007  .      18.544       23.210            1         17.671       22.128            5         13.900        17.415
2008  .      23.210       14.162            1         22.128       13.509            2         17.415        10.637
2009  .      14.162       18.463            1         13.509       17.620            1*        10.637        13.881
---------    ------       --------        ---         ------       --------         --         ------        ------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2001  .      10.000       11.996(1)         1*        10.000       11.997(1)         1*        10.000        11.999(1)
2002  .      11.996        8.316           16         11.997        8.320            1         11.999         8.326
2003  .       8.316       10.450           14          8.320       10.461            5          8.326        10.473
2004  .      10.450       11.926            2         10.461       11.944            5         10.473        11.964
2005  .      11.926       13.309            2         11.944       13.336            5         11.964        13.365
2006  .      13.309       14.978            4         13.336       15.016            5         13.365        15.056
2007  .      14.978       18.006            2         15.016       18.061            4         15.056        18.119
2008  .      18.006       10.005            1*        18.061       10.040            3         18.119        10.077
2009  .      10.005       12.919            1*        10.040       12.971            3         10.077        13.025
---------    ------       --------        ---         ------       --------         --         ------        --------
Neuberger Berman AMT Regency Portfolio
2001  .      10.000       11.144(1)         1*        10.000       11.146(1)         1*        10.000        11.147(1)
2002  .      11.144        9.780            0         11.146        9.783            1         11.147         9.792
2003  .       9.419       13.045            1          9.783       13.047            2          9.387        13.075
2004  .      13.045       15.662            1*        13.047       15.672            3         13.075        15.713
2005  .      15.662       17.211            5         15.672       17.231            3         15.713        17.285
2006  .      17.211       18.773            5         17.231       18.803            2         17.285        18.872
2007  .      18.773       19.028            1         18.803       19.068            1         18.872        19.148
2008  .      19.028       10.115            1*        19.068       10.142            1         19.148        10.189
2009  .      10.115       14.545            1*        10.142       14.591            1          N/A          N/A
---------    ------       --------        ---         ------       --------         --         ------        --------
PIMCO VIT Commodity Real Return
2009  .      12.525       12.479            1          N/A         N/A             N/A          N/A          N/A
---------    ------       --------        ---         ------       --------        ---         ------        --------
Putnam VT Global Health Care Fund
2001  .      10.000       10.560(1)         1*        10.000       10.564(1)         1*        10.000        10.564(1)
2002  .      10.560        8.255            2         10.564        8.261            0         10.564         8.264
2003  .       8.255        9.590            2          N/A         N/A             N/A          8.264         9.610
2004  .       9.590       10.079            4          N/A         N/A             N/A          9.610        10.111
2005  .      10.079       11.195            2          N/A         N/A             N/A         10.111        11.241
2006  .      11.195       11.291            2          N/A         N/A             N/A         11.241        11.349
2007  .      11.291       11.012            2          N/A         N/A             N/A         11.349        11.079
2008  .      11.012        8.960            1*         N/A         N/A             N/A         11.079         9.024
2009  .       8.960       11.074            1*         N/A         N/A             N/A          9.024        11.167
---------    ------       --------        ---         ------       --------        ---         ------        --------
Putnam VT Growth and Income Fund
2001  .      10.000       10.856(1)         1*        10.000       10.858(1)         1*        10.000        10.859(1)
2002  .      10.856        8.628            1         10.858        8.636            0         10.859         8.641
2003  .       8.628       10.783            1          8.986       10.801            1          8.641        10.810
2004  .      10.783       11.756            2         10.801       11.782            1         10.810        11.797
2005  .      11.756       12.138            1*        11.782       12.170            1         11.797        12.192
2006  .      12.138       13.805            1*        12.170       13.848            1         12.192        13.880
2007  .      13.805       12.727            1*        13.848       12.773            4         13.880        12.809
2008  .      12.727        7.654            1*        12.773        7.687            4         12.809         7.712
2009  .       7.654        9.749            1*         7.687        9.795            4          7.712         9.833
---------    ------       --------        ---         ------       --------        ---         ------        --------



          with Step-Up                             with GOP
          -------------               ----------------------------------
                                                                   Accumulation unit
                          Accumulation unit value                        value
            Number of   ---------------------------   Number of   --------------------   Number of
           accumulation  Beginning       End of      accumulation  Beginning   End of   accumulation
              units      of period       period         units      of period   period      units
          ------------- ----------- --------------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
2001  .         88          9.898         7.356          288
2002  .         61          7.356         5.579          202
2003  .          8          5.579         7.439           43          7.478     9.983       16
2004  .          8          7.439         9.502           55          9.983    12.763       20
2005  .          8          9.502        10.895           57         12.763    14.649       42
2006  .         15         10.895        14.035           65         14.649    18.890       43
2007  .          6         14.035        17.610           56         18.890    23.725       37
2008  .          3         17.610        10.772           46         23.725    14.528       36
2009  .          1         10.772        14.079           44         14.528    19.006       30
---------       --         ------        ------          ---         ------    ------       --
Neuberger Berman AMT Mid-Cap Growth Portfolio
2001  .          1*        10.000        12.004(1)         1*
2002  .          8         12.004         8.343           20
2003  .          9          8.343        10.510           56          8.353    10.534       25
2004  .          7         10.510        12.024           65         10.534    12.063       36
2005  .          6         12.024        13.453           69         12.063    13.510       20
2006  .          5         13.453        15.177           61         13.510    15.256       14
2007  .          4         15.177        18.292           57         15.256    18.406       14
2008  .          2         18.292        10.189           47         18.406    10.263       12
2009  .          1         10.189        13.189           42         10.263    13.298       26
---------       --         ------        --------        ---         ------    ------       --
Neuberger Berman AMT Regency Portfolio
2001  .          1*        10.000        11.150(1)         1*
2002  .          0         11.150         9.809           18
2003  .          1          9.809        13.107           55          9.823    13.139       25
2004  .          1*        13.107        15.776           58         13.139    15.830       29
2005  .          1         15.776        17.380           52         15.830    17.457       28
2006  .          1         17.380        19.005           49         17.457    19.108       25
2007  .          1         19.005        19.311           38         19.108    19.435       24
2008  .          1*        19.311        10.291           32         19.435    10.368       26
2009  .        N/A         10.291        14.836           26         10.368    14.961        9
---------      ---         ------        --------        ---         ------    ------       --
PIMCO VIT
Commodity
Real
Return
2009  .        N/A         10.422        12.499            3          9.877    12.507        4
---------      ---         ------        --------        ---         ------    ------       --
Putnam VT Global Health Care Fund
2001  .          1*        10.000        10.567(1)         1*
2002  .          2         10.567         8.279            5
2003  .          2          8.279         9.641           29          8.291     9.664        4
2004  .          2          9.641        10.159           33          9.664    10.193        4
2005  .          2         10.159        11.311           31         10.193    11.361        4
2006  .          2         11.311        11.437           34         11.361    11.499        3
2007  .          2         11.437        11.182           35         11.499    11.254        2
2008  .          2         11.182         9.121           31         11.254     9.189        3
2009  .          1          9.121        11.305           27          9.189    11.400        1
---------      ---         ------        --------        ---         ------    ------       --
Putnam VT Growth and Income Fund
2001  .          1*        10.000        10.862(1)         1*
2002  .          4         10.862         8.654            8
2003  .          4          8.654        10.844           20          8.668    10.871        2
2004  .          4         10.844        11.851           20         10.871    11.894        6
2005  .          2         11.851        12.267           19         11.894    12.323        4
2006  .          2         12.267        13.986           17         12.323    14.064        4
2007  .          2         13.986        12.926           15         14.064    13.011        4
2008  .          2         12.926         7.794           14         13.011     7.854        4
2009  .          2          7.794         9.953            5          7.854    10.038        4
---------      ---         ------        --------        ---         ------    ------       --



* All numbers less than 500 were rounded up to one.


(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.

(3) Commenced business on 9/21/01 with an initial unit value of $10.

(4) Commenced business on 9/17/01 with an initial unit value of $10.


(5) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.

(6) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(7) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.


(8) Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.

(9) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                            SAI 2

Lincoln ChoicePlus IISM Access
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus IISM Access prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlus IISM Access prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $223,104,195, $220,940,772, and $202,245,526 to LFA and Selling Firms in 2007, 2008 and 2009, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets


The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life appear on the following pages.

                              Prospectus 3

Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802

www.LincolnFinancial.com
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). This prospectus is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

We do offer variable annuity contracts that have lower fees. Currently, there is no fixed account offered in this product.

You should carefully consider whether or not this contract is the best product for you.

All purchase payments for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II):
     Invesco V.I. Capital Appreciation Fund*
     (formerly AIM V.I. Capital Appreciation Fund)
     Invesco V.I. Core Equity Fund*
     (formerly AIM V.I. Core Equity Fund)
     Invesco V.I. International Growth Fund*
     (formerly AIM V.I. International Growth Fund)


AllianceBernstein Variable Products Series Fund (Class B):

     AllianceBernstein VPS Global Thematic Growth Portfolio

     AllianceBernstein VPS Growth and Income Portfolio AllianceBernstein VPS International Value Portfolio AllianceBernstein VPS Large Cap Growth Portfolio* AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund

American Funds Insurance SeriesSM (Class 2):
     American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds International Fund
BlackRock Variable Series Funds, Inc. (Class III)

     BlackRock Global Allocation V.I. Fund

Delaware VIP Trust (Service Class):
   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series

     Delaware VIP Limited-Term Diversified Income Series
     Delaware VIP REIT Series

     Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class B):
     DWS Equity 500 Index VIP*
     DWS Small Cap Index VIP*
DWS Variable Series II (Class B):

     DWS Alternative Asset Allocation Plus VIP Portfolio

Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):
     Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio*
     Fidelity (Reg. TM) VIP Growth Portfolio
     Fidelity (Reg. TM) VIP Mid Cap Portfolio
     Fidelity (Reg. TM) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund

     FTVIPT Templeton Global Bond Securities Fund*

     FTVIPT Templeton Growth Securities Fund*
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio*

     Janus Aspen Enterprise Portfolio*
     Janus Aspen Worldwide Portfolio*

Lincoln Variable Insurance Products Trust (Service Class):
     LVIP Baron Growth Opportunities Fund
     LVIP Capital Growth Fund
     LVIP Cohen & Steers Global Real Estate Fund
     LVIP Columbia Value Opportunities Fund
     LVIP Delaware Bond Fund
     LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund* LVIP Delaware Growth and Income Fund
     LVIP Delaware Social Awareness Fund
     LVIP Delaware Special Opportunities Fund

     LVIP Global Income Fund

     LVIP Janus Capital Appreciation Fund

     LVIP Marsico International Growth Fund
     LVIP MFS Value Fund
     LVIP Mid-Cap Value Fund
     LVIP Mondrian International Value Fund
     LVIP Money Market Fund
     LVIP SSgA Bond Index Fund
     LVIP SSgA Developed International 150 Fund
     LVIP SSgA Emerging Markets 100 Fund
     LVIP SSgA International Index Fund
     LVIP SSgA Large Cap 100 Fund
     LVIP SSgA Small/Mid Cap 200 Fund
     LVIP SSgA S&P 500 Index Fund**
     LVIP SSgA Small-Cap Index Fund
     LVIP T. Rowe Price Growth Stock Fund
     LVIP T. Rowe Price Structured Mid-Cap Growth Fund
     LVIP Templeton Growth Fund
     LVIP Turner Mid-Cap Growth Fund

     LVIP Wells Fargo Intrinsic Value Fund*
     (formerly FI Equity-Income Fund)

     LVIP Wilshire 2010 Profile Fund*
     LVIP Wilshire 2020 Profile Fund*
     LVIP Wilshire 2030 Profile Fund*
     LVIP Wilshire 2040 Profile Fund*
     LVIP Wilshire Aggressive Profile Fund
     LVIP Wilshire Conservative Profile Fund
     LVIP Wilshire Moderate Profile Fund
     LVIP Wilshire Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Core Equity Series*

     MFS (Reg. TM) VIT Growth Series

     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series
Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio*
     Neuberger Berman AMT Regency Portfolio*
PIMCO Variable Insurance Trust (Advisor Class)

     PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio

Putnam Variable Trust (Class IB):

     Putnam VT Global Health Care Fund*

     Putnam VT Growth & Income Fund*

* Not all funds are available in all contracts. Refer to Description of Funds for specific information regarding the availability of funds.

**"S&P 500" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product. (Please see the Statement of Additional Information which sets forth additional disclaimers and limitations of liability on behalf of S&P.)

This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

May 1, 2010

Table of Contents





Item                                                          Page
Special Terms                                                  5
Expense Tables                                                 7
Summary of Common Questions                                   14
The Lincoln National Life Insurance Company                   16
Variable Annuity Account (VAA)                                17
Investments of the Variable Annuity Account                   18
Charges and Other Deductions                                  23
The Contracts                                                 28
 Purchase Payments                                            29
 Persistency Credits                                          29
 Transfers On or Before the Annuity Commencement Date         30
 Surrenders and Withdrawals                                   33
 Death Benefit                                                35
 Investment Requirements                                      39
 Living Benefit Riders                                        44
 Lincoln Lifetime IncomeSM Advantage                          44
 Lincoln SmartSecurity (Reg. TM) Advantage                    54
 i4LIFE (Reg. TM) Advantage                                   59
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage    64
 4LATER (Reg. TM) Advantage                                   67
 Annuity Payouts                                              71
 Fixed Side of the Contract                                   79
Distribution of the Contracts                                 82
Federal Tax Matters                                           83
Additional Information                                        87
 Voting Rights                                                87
 Return Privilege                                             88
 Other Information                                            88
 Legal Proceedings                                            88
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                   89
Appendix A - Condensed Financial Information                  A-1
Appendix B - Condensed Financial Information                  B-1

Special Terms
In this prospectus, the following terms have the indicated meanings:

4LATER (Reg. TM) Advantage or 4LATER (Reg. TM) - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value - Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the contract value on the valuation date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value equals the initial Account Value plus investment gains minus losses, regular income payments, Guaranteed Income Benefit payments, and withdrawals.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.

Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.

Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.

Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.

Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Good Order - The actual receipt at our Home Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Guaranteed Income Benefit - An option that provides a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments. The calculation of the Guaranteed Income Benefit or the features applicable to the Guaranteed Income Benefit may vary based on the rider provisions applicable to certain contractowners.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln Lifetime IncomeSM Advantage - Provides minimum guaranteed lifetime periodic withdrawals that may increase. The Lincoln Lifetime IncomeSM Advantage Plus may provide an amount equal to the excess of the initial Guaranteed Amount over the current contract value.

Lincoln SmartSecurity (Reg. TM) Advantage - Provides minimum guaranteed periodic withdrawals (for life, if the 1 Year Automatic Step-Up option is chosen), regardless of the investment performance of the contract and provided certain conditions are met, that may increase due to subsequent purchase payments and step-ups.


Living Benefit - A general reference to certain riders that may be available for purchase that provide some type of a minimum guarantee while you are alive. These riders are the Lincoln Smart Security (Reg. TM) Advantage, Lincoln Lifetime Income AdvantageSM, 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.


Persistency credit - The additional amount credited to the contract after the seventh contract anniversary.

Purchase payments - Amounts paid into the contract.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing and cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal limit under the Lincoln SmartSecurity (Reg. TM) Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                        With Estate           Enhanced Guaranteed   Guarantee of
                                        Enhancement           Minimum death         Principal death   Account
                                        Benefit Rider (EEB)   benefit (EGMDB)       benefit           Value death benefit
                                        --------------------- --------------------- ----------------- --------------------
o   Mortality and expense risk charge          2.05%                 1.85%               1.60%               1.55%
o   Administrative charge                      0.10%                 0.10%               0.10%               0.10%
                                                ----                  ----                ----                ----
o   Total annual charge for each
    subaccount                                 2.15%                 1.95%               1.70%               1.65%

*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.

**For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.85%; EGMDB 1.65%; Guarantee of Principal 1.55%; Account Value N/A.


In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:



Lincoln Lifetime IncomeSM Advantage:


                                        Lincoln Lifetime IncomeSM
                                                Advantage
                                       Single or Joint Life Option
                                      ----------------------------
o   Guaranteed maximum annual
    percentage charge*                           1.50%
o   Current annual percentage
    charge* **                                   0.90%
o   Additional charge for Lincoln
    Lifetime IncomeSM Advantage
    Plus*                                        0.15%


*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up (if applicable to your contract) and decreased for withdrawals. These changes to the Guaranteed Amount are discussed below. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000.

Lincoln SmartSecurity (Reg. TM) Advantage:


                                Lincoln SmartSecurity (Reg. TM)
                                  Advantage - 5 Year Elective
                                       Step-Up option+ **
                               ---------------------------------
o   Guaranteed maximum annual
    percentage charge*                      0.95%
o   Current annual percentage
    charge*                                 0.65%



      Lincoln SmartSecurity (Reg. TM)    Lincoln SmartSecurity (Reg. TM)
        Advantage - 1 Year Automatic      Advantage - 1 Year Automatic
               Step-Up option                    Step-Up option
     - Single Life (and prior version)            - Joint Life
    ----------------------------------- --------------------------------
o
                  1.50%                              1.50%
o
                  0.65%                              0.80%

*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, and step-ups and decreased for withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount.

+As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM)Advantage - 5 Year Elective Step-up option is no longer available for purchase.



4LATER (Reg. TM) Advantage:




  o   Guaranteed maximum annual percentage charge*      1.50%
  o   Current annual percentage charge* **              0.65%

*The annual percentage charge for the 4LATER (Reg. TM) Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as increased for subsequent purchase payments, automatic 15% Enhancements, and Resets and decreased for withdrawals. The 4LATER (Reg. TM) Advantage charge is deducted from the subaccounts on a quarterly basis.

**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.



The next table describes charges that apply only when i4LIFE (Reg. TM) Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE (Reg. TM) Advantage charge and the total is deducted from your average daily Account Value.


i4LIFE (Reg. TM) Advantage Payout Phase (On and After the Periodic Income Commencement Date):



i4LIFE (Reg. TM) Advantage (as a daily percentage of average Account Value):



                                              Enhanced Guaranteed      Guarantee of
                                              Minimum Death            Principal Death
                                              Benefit (EGMDB)          Benefit             Account Value Death Benefit
                                              ---------------------    ----------------    ----------------------------
o   Annual charge                                    2.35%                  2.10%                     2.05%
o   Guaranteed Income Benefit Charge                 1.50%*                 1.50%*                    1.50%*
                                                      ----                   ----                      ----
o   Total i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit Charge                 3.85%                  3.60%                     3.55%



*The charge shown is the guaranteed maximum annual percentage charge. The current percentage charge is 0.50%.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.

Optional Rider Charges:


4LATER (Reg. TM) Advantage Guaranteed Income Benefit (as a daily percentage of average Account Value):





  o   Guaranteed maximum annual percentage charge      1.50%
  o   Current annual percentage charge                 0.65%*,**


For example, if you purchase the i4LIFE (Reg. TM) Advantage EGMDB for 2.35% with the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 3.85% (as a daily percentage of average account value).

*The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.


**For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.


The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date:




  o   Mortality and expense risk charge and Administrative charge      1.40%

The next table describes the maximum Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date.

Maximum Lincoln SmartIncomeSM Inflation Unscheduled Payment charge: 7%*

 (as a percentage of the Unscheduled Payment)

* The Unscheduled Payment charge percentage is reduced over time. The later the Unscheduled Payment occurs, the lower the charge with respect to that Unscheduled Payment. A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See Charges and Other Deductions. See The Contracts - Annuity Payouts for a detailed description of Lincoln SmartIncomeSM Inflation.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2009. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.





                                                    Maximum      Minimum
                                                   ---------    --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):         5.32%        0.54%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):       1.84%        0.54%



* 37 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2011.


The following table shows the expenses charged by each fund for the year ended
   December 31, 2009:



(as a percentage of each fund's average net assets):


                                                            Management                      Other
                                                               Fees        12b-1 Fees      Expenses
                                                             (before        (before        (before
                                                               any            any            any
                                                             waivers/       waivers/       waivers/
                                                            reimburse-     reimburse-     reimburse-
                                                              ments)   +     ments)   +     ments)   +
AllianceBernstein VPS Global Thematic Growth Portfolio      0.75   %       0.25   %       0.25   %
AllianceBernstein VPS Growth and Income Portfolio           0.55           0.25           0.08
AllianceBernstein VPS International Value Portfolio         0.75           0.25           0.08
AllianceBernstein VPS Large Cap Growth Portfolio            0.75           0.25           0.13
AllianceBernstein VPS Small/Mid Cap Value Portfolio         0.75           0.25           0.12
American Century Investments VP Inflation Protection Fund   0.48           0.25           0.01
American Funds Global Growth Fund                           0.54           0.25           0.03
American Funds Global Small Capitalization Fund             0.72           0.25           0.04
American Funds Growth Fund                                  0.33           0.25           0.02
American Funds Growth-Income Fund                           0.28           0.25           0.01
American Funds International Fund                           0.50           0.25           0.04
BlackRock Global Allocation V.I. Fund                       0.65           0.25           0.09
Delaware VIP Diversified Income Series(1)                   0.62           0.30           0.11
Delaware VIP Emerging Markets Series(1)                     1.25           0.30           0.16
Delaware VIP High Yield Series(1)                           0.65           0.30           0.12
Delaware VIP Limited-Term Diversified Income Series(1)      0.50           0.30           0.12
Delaware VIP REIT Series(1)                                 0.75           0.30           0.14
Delaware VIP Small Cap Value Series(1)                      0.74           0.30           0.11
Delaware VIP Trend Series(1)                                0.75           0.30           0.14
Delaware VIP U.S. Growth Series(1)                          0.65           0.30           0.10
Delaware VIP Value Series(1)                                0.65           0.30           0.11
DWS Alternative Asset Allocation Plus VIP Portfolio(2)(3)   0.23           0.25           3.61
DWS Equity 500 Index VIP(3)                                 0.20           0.25           0.14



                                                                                                    Total
                                                                                                  Expenses
                                                                             Total                 (after
                                                                            Expenses     Total    Contractu
                                                                            (before   Contractual    ua
                                                             Acquired         any      waivers/   waivers/
                                                               Fund         waivers/  reimburse-  reimburse
                                                             Fees and      reimburse-    ments       e-
                                                             Expenses  =     ments)    (if any)    ments)
AllianceBernstein VPS Global Thematic Growth Portfolio      0.00   %       1.25   %
AllianceBernstein VPS Growth and Income Portfolio           0.00           0.88
AllianceBernstein VPS International Value Portfolio         0.00           1.08
AllianceBernstein VPS Large Cap Growth Portfolio            0.00           1.13
AllianceBernstein VPS Small/Mid Cap Value Portfolio         0.00           1.12
American Century Investments VP Inflation Protection Fund   0.00           0.74
American Funds Global Growth Fund                           0.00           0.82
American Funds Global Small Capitalization Fund             0.00           1.01
American Funds Growth Fund                                  0.00           0.60
American Funds Growth-Income Fund                           0.00           0.54
American Funds International Fund                           0.00           0.79
BlackRock Global Allocation V.I. Fund                       0.02           1.01
Delaware VIP Diversified Income Series(1)                   0.00           1.03       -0.05   %   0.98   %
Delaware VIP Emerging Markets Series(1)                     0.00           1.71       -0.05       1.66
Delaware VIP High Yield Series(1)                           0.00           1.07       -0.05       1.02
Delaware VIP Limited-Term Diversified Income Series(1)      0.00           0.92       -0.05       0.87
Delaware VIP REIT Series(1)                                 0.00           1.19       -0.05       1.14
Delaware VIP Small Cap Value Series(1)                      0.00           1.15       -0.05       1.10
Delaware VIP Trend Series(1)                                0.00           1.19       -0.05       1.14
Delaware VIP U.S. Growth Series(1)                          0.00           1.05       -0.05       1.00
Delaware VIP Value Series(1)                                0.00           1.06       -0.05       1.01
DWS Alternative Asset Allocation Plus VIP Portfolio(2)(3)   1.23           5.32       -3.48       1.84
DWS Equity 500 Index VIP(3)                                 0.00           0.59

                                                                    Management                      Other
                                                                       Fees        12b-1 Fees      Expenses
                                                                     (before        (before        (before
                                                                       any            any            any
                                                                     waivers/       waivers/       waivers/
                                                                    reimburse-     reimburse-     reimburse-
                                                                      ments)   +     ments)   +     ments)   +
DWS Small Cap Index VIP(3)(4)                                       0.35   %       0.25   %       0.21   %
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(5)            0.56           0.25           0.11
Fidelity (Reg. TM) VIP Equity-Income Portfolio                      0.46           0.25           0.12
Fidelity (Reg. TM) VIP Growth Portfolio(6)                          0.56           0.25           0.13
Fidelity (Reg. TM) VIP Mid Cap Portfolio                            0.56           0.25           0.12
Fidelity (Reg. TM) VIP Overseas Portfolio(7)                        0.71           0.25           0.16
FTVIPT Franklin Income Securities Fund                              0.45           0.25           0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund(8)             0.51           0.25           0.30
FTVIPT Mutual Shares Securities Fund                                0.60           0.25           0.18
FTVIPT Templeton Global Bond Securities Fund                        0.47           0.25           0.07
FTVIPT Templeton Growth Securities Fund                             0.75           0.25           0.04
Invesco V.I. Capital Appreciation Fund(9)                           0.62           0.25           0.29
Invesco V.I. Core Equity Fund(9)                                    0.61           0.25           0.29
Invesco V.I. International Growth Fund(9)                           0.71           0.25           0.33
Janus Aspen Balanced Portfolio(10)                                  0.55           0.25           0.02
Janus Aspen Enterprise Portfolio(10)                                0.64           0.25           0.06
Janus Aspen Worldwide Portfolio(10)                                 0.57           0.25           0.06
LVIP Baron Growth Opportunities Fund(11)                            1.00           0.25           0.09
LVIP Capital Growth Fund(12)                                        0.73           0.25           0.10
LVIP Cohen & Steers Global Real Estate Fund(13)                     0.95           0.25           0.19
LVIP Columbia Value Opportunities Fund                              1.05           0.25           0.20
LVIP Delaware Bond Fund                                             0.33           0.35           0.08
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(14)   0.75           0.25           0.18
LVIP Delaware Growth and Income Fund                                0.35           0.35           0.08
LVIP Delaware Social Awareness Fund                                 0.39           0.35           0.09
LVIP Delaware Special Opportunities Fund                            0.42           0.35           0.09
LVIP Global Income Fund(15)                                         0.65           0.25           0.19
LVIP Janus Capital Appreciation Fund(16)                            0.75           0.25           0.10
LVIP Marsico International Growth Fund(17)                          0.91           0.25           0.15
LVIP MFS Value Fund                                                 0.65           0.25           0.08
LVIP Mid-Cap Value Fund(18)                                         0.95           0.25           0.15
LVIP Mondrian International Value Fund                              0.74           0.25           0.12
LVIP Money Market Fund                                              0.34           0.25           0.09
LVIP SSgA Bond Index Fund(19)                                       0.40           0.25           0.08
LVIP SSgA Developed International 150 Fund(20)                      0.75           0.25           0.35
LVIP SSgA Emerging Markets 100 Fund(21)                             1.09           0.25           0.34
LVIP SSgA International Index Fund(22)                              0.40           0.25           0.33
LVIP SSgA Large Cap 100 Fund(23)                                    0.52           0.25           0.09
LVIP SSgA Small/Mid Cap 200 Fund(24)                                0.69           0.25           0.17
LVIP SSgA S&P 500 Index Fund                                        0.23           0.25           0.09
LVIP SSgA Small-Cap Index Fund                                      0.32           0.25           0.14
LVIP T. Rowe Price Growth Stock Fund                                0.73           0.25           0.09
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                   0.74           0.25           0.11



                                                                                                            Total
                                                                                                          Expenses
                                                                                     Total                 (after
                                                                                    Expenses     Total    Contractu
                                                                                    (before   Contractual    ua
                                                                     Acquired         any      waivers/   waivers/
                                                                       Fund         waivers/  reimburse-  reimburse
                                                                     Fees and      reimburse-    ments       e-
                                                                     Expenses  =     ments)    (if any)    ments)
DWS Small Cap Index VIP(3)(4)                                       0.00   %       0.81   %
Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio(5)            0.00           0.92
Fidelity (Reg. TM) VIP Equity-Income Portfolio                      0.00           0.83
Fidelity (Reg. TM) VIP Growth Portfolio(6)                          0.00           0.94
Fidelity (Reg. TM) VIP Mid Cap Portfolio                            0.00           0.93
Fidelity (Reg. TM) VIP Overseas Portfolio(7)                        0.00           1.12
FTVIPT Franklin Income Securities Fund                              0.00           0.72
FTVIPT Franklin Small-Mid Cap Growth Securities Fund(8)             0.01           1.07       -0.01   %   1.06   %
FTVIPT Mutual Shares Securities Fund                                0.00           1.03
FTVIPT Templeton Global Bond Securities Fund                        0.00           0.79
FTVIPT Templeton Growth Securities Fund                             0.00           1.04
Invesco V.I. Capital Appreciation Fund(9)                           0.01           1.17
Invesco V.I. Core Equity Fund(9)                                    0.02           1.17
Invesco V.I. International Growth Fund(9)                           0.02           1.31
Janus Aspen Balanced Portfolio(10)                                  0.00           0.82
Janus Aspen Enterprise Portfolio(10)                                0.00           0.95
Janus Aspen Worldwide Portfolio(10)                                 0.00           0.88
LVIP Baron Growth Opportunities Fund(11)                            0.00           1.34       -0.05       1.29
LVIP Capital Growth Fund(12)                                        0.00           1.08       -0.02       1.06
LVIP Cohen & Steers Global Real Estate Fund(13)                     0.00           1.39       -0.22       1.17
LVIP Columbia Value Opportunities Fund                              0.00           1.50
LVIP Delaware Bond Fund                                             0.00           0.76
LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund(14)   0.00           1.18       -0.20       0.98
LVIP Delaware Growth and Income Fund                                0.00           0.78
LVIP Delaware Social Awareness Fund                                 0.00           0.83
LVIP Delaware Special Opportunities Fund                            0.00           0.86
LVIP Global Income Fund(15)                                         0.00           1.09       -0.09       1.00
LVIP Janus Capital Appreciation Fund(16)                            0.00           1.10       -0.09       1.01
LVIP Marsico International Growth Fund(17)                          0.00           1.31       -0.02       1.29
LVIP MFS Value Fund                                                 0.00           0.98
LVIP Mid-Cap Value Fund(18)                                         0.00           1.35       -0.06       1.29
LVIP Mondrian International Value Fund                              0.00           1.11
LVIP Money Market Fund                                              0.00           0.68
LVIP SSgA Bond Index Fund(19)                                       0.00           0.73       -0.07       0.66
LVIP SSgA Developed International 150 Fund(20)                      0.00           1.35       -0.35       1.00
LVIP SSgA Emerging Markets 100 Fund(21)                             0.00           1.68       -0.69       0.99
LVIP SSgA International Index Fund(22)                              0.00           0.98       -0.13       0.85
LVIP SSgA Large Cap 100 Fund(23)                                    0.00           0.86       -0.12       0.74
LVIP SSgA Small/Mid Cap 200 Fund(24)                                0.00           1.11       -0.29       0.82
LVIP SSgA S&P 500 Index Fund                                        0.00           0.57
LVIP SSgA Small-Cap Index Fund                                      0.00           0.71
LVIP T. Rowe Price Growth Stock Fund                                0.00           1.07
LVIP T. Rowe Price Structured Mid-Cap Growth Fund                   0.00           1.10

                                                       Management                      Other
                                                          Fees        12b-1 Fees      Expenses
                                                        (before        (before        (before
                                                          any            any            any
                                                        waivers/       waivers/       waivers/
                                                       reimburse-     reimburse-     reimburse-
                                                         ments)   +     ments)   +     ments)   +
LVIP Templeton Growth Fund                             0.74   %       0.25   %       0.11   %
LVIP Turner Mid-Cap Growth Fund(25)                    0.90           0.25           0.18
LVIP Wells Fargo Intrinsic Value Fund(26)              0.75           0.25           0.09
LVIP Wilshire 2010 Profile Fund(27)                    0.25           0.25           0.38
LVIP Wilshire 2020 Profile Fund(27)                    0.25           0.25           0.20
LVIP Wilshire 2030 Profile Fund(27)                    0.25           0.25           0.23
LVIP Wilshire 2040 Profile Fund(27)                    0.25           0.25           0.33
LVIP Wilshire Aggressive Profile Fund(27)              0.25           0.25           0.11
LVIP Wilshire Conservative Profile Fund(27)            0.25           0.25           0.05
LVIP Wilshire Moderate Profile Fund(27)                0.25           0.25           0.04
LVIP Wilshire Moderately Aggressive Profile Fund(27)   0.25           0.25           0.04
MFS (Reg. TM) VIT Core Equity Series(28)               0.75           0.25           0.26
MFS (Reg. TM) VIT Growth Series                        0.75           0.25           0.11
MFS (Reg. TM) VIT Total Return Series                  0.75           0.25           0.07
MFS (Reg. TM) VIT Utilities Series                     0.73           0.25           0.09
Neuberger Berman AMT Mid-Cap Growth Portfolio(29)      0.85           0.00           0.16
Neuberger Berman AMT Regency Portfolio(29)             0.85           0.00           0.22
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy
 Portfolio(30)(31)(32)(33)(34)                         0.74           0.25           0.09
Putnam VT Global Health Care Fund(35)                  0.63           0.25           0.19
Putnam VT Growth & Income Fund(36)                     0.48           0.25           0.16



                                                                                               Total
                                                                                             Expenses
                                                                        Total                 (after
                                                                       Expenses     Total    Contractu
                                                                       (before   Contractual    ua
                                                        Acquired         any      waivers/   waivers/
                                                          Fund         waivers/  reimburse-  reimburse
                                                        Fees and      reimburse-    ments       e-
                                                        Expenses  =     ments)    (if any)    ments)
LVIP Templeton Growth Fund                             0.00   %       1.10   %
LVIP Turner Mid-Cap Growth Fund(25)                    0.00           1.33       -0.10   %   1.23   %
LVIP Wells Fargo Intrinsic Value Fund(26)              0.00           1.09       -0.04       1.05
LVIP Wilshire 2010 Profile Fund(27)                    0.55           1.43       -0.43       1.00
LVIP Wilshire 2020 Profile Fund(27)                    0.56           1.26       -0.25       1.01
LVIP Wilshire 2030 Profile Fund(27)                    0.57           1.30       -0.28       1.02
LVIP Wilshire 2040 Profile Fund(27)                    0.57           1.40       -0.38       1.02
LVIP Wilshire Aggressive Profile Fund(27)              0.86           1.47       -0.16       1.31
LVIP Wilshire Conservative Profile Fund(27)            0.69           1.24       -0.10       1.14
LVIP Wilshire Moderate Profile Fund(27)                0.77           1.31       -0.09       1.22
LVIP Wilshire Moderately Aggressive Profile Fund(27)   0.80           1.34       -0.09       1.25
MFS (Reg. TM) VIT Core Equity Series(28)               0.00           1.26       -0.11       1.15
MFS (Reg. TM) VIT Growth Series                        0.00           1.11
MFS (Reg. TM) VIT Total Return Series                  0.00           1.07
MFS (Reg. TM) VIT Utilities Series                     0.00           1.07
Neuberger Berman AMT Mid-Cap Growth Portfolio(29)      0.00           1.01
Neuberger Berman AMT Regency Portfolio(29)             0.01           1.08
PIMCO VIT CommodityRealReturn (Reg. TM) Strategy
 Portfolio(30)(31)(32)(33)(34)                         0.13           1.21       -0.13       1.08
Putnam VT Global Health Care Fund(35)                  0.01           1.08
Putnam VT Growth & Income Fund(36)                     0.01           0.90



(1) The Service Class shares are subject to a 12b-1 fee of 0.30% of average daily net assets. The Series' distributor, Delaware Distributors, L.P., has contracted to limit the 12b-1 fees to no more than 0.25% of average daily net assets from April 30, 2010 to April 30, 2011.

(2) Through April 30, 2011, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.61% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(3) "Other Expenses" includes an administrative services fee paid to the Advisor in the amount of 0.10% of average daily net assets.

(4) Through September 30, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 0.93% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90% for Service Class 2. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93% for Service Class 2. These offsets may be discontinued at any time.

(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.09% for Service Class 2. These offsets may be discontinued at any time.

(8) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is "the acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon. This reduction is not reflected in Net Annual Fund operating expenses, which would be lower if it were.

(9) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expense are included in the total returns of the Fund. The Fund's advisor has contractually agreed through April 30, 2011, to waive a portion of its advisory fees and or/or reimburse expenses of Series

   II shares to the extent necessary to limit Total Annual Operating Expenses of Series II shares to 1.45% of average daily net assets.

(10) The Portfolio's "ratio of gross expenses to average net assets" appearing in the Financial Highlights table does not include Acquired Fund Fees and Expenses. "Acquired Fund" means any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Amounts less than 0.01% are included in Other Expenses.


(11) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of the average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(12) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class to the extent that the fund's Total Annual Fund Operating Expenses exceed 1.06% of average daily net assets. The Agreement will continue at least through April 30, 2011.

(13) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.22% of the first $250 million of average net assets of the fund and 0.32% of the excess over $250 million of average daily nets assets of the fund. The agreement will continue at least through April 30, 2011.

(14) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.98% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(15) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.00% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(16) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.15% on the first $100 million of average daily net assets of the Fund; and 0.10% on the next $150 million of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(17) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(18) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of the first $25 million of average net assets of the Fund. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the Fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 1.29% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(19) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.07% on the first $500 million of average daily net assets of the fund and 0.12% of average daily net assets of the fund in excess of $500 million. This waiver will continue at least through April 30, 2011.

(20) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.35% on the first $100 million of average daily net assets of the fund and 0.43% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(21) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.69% on the first $100 million of average daily net assets of the Fund and 0.76% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(22) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.06% on the first $500 million of average daily net assets of the fund and 0.09% of average daily net assets of the fund in excess of $500 million. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.85% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

(23) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.12% on the first $100 million of average daily net assets of the fund and 0.22% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(24) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.29% on the first $100 million of average daily net assets of the fund and 0.39% of average daily net assets of the fund in excess of $100 million. The agreement will continue at least through April 30, 2011.

(25) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund; 0.10% on the first $25 million of average daily net assets of the fund and 0.05% on the next $50 million of average daily net assets. The agreement will continue at least through April 30, 2011.

(26) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.03% on the first $250 million of average daily net assets of the fund; 0.08% on the next $500 million and 0.13% of average daily net assets in excess of $750 million. The agreement will continue at least through April 30, 2011.

(27) Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund: 0.05% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.
    LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.45% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.
    The "Acquired Fund Fees and Expenses" in the chart are based on the 2009 fees and expenses of the underlying funds that were owned by the fund during 2009 and are provided to show you an estimate of the underlying fees and expenses attributable to the fund. The fund's expense ratio will vary depending on the actual allocations to the underlying funds and the actual expense of the underlying funds.

(28) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that "Total Annual Fund Operating Expenses" do not exceed 1.15% annually. This written agreement will continue until modified by a vote of the fund's Board of Trustees, but such arrangement will continue until at least April 30, 2011.

(29) Neuberger Berman Management Inc. ("NBM") has undertaken through December 31, 2013 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM (except with respect to Balanced, Short Duration Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Short Duration Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

(30) PIMCO has contractually agreed to waive the management fee and administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described. This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO's contract with the Subsidiary is in place.

(31) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pusuant to which the Subsidiary pays PIMCO management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

(32) The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

(33) "Other Expenses" reflect interest expense. Interest expense is based on the amounts incurred during the Portfolio's most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements. This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio's use of those investments (like reverse repurchase agreements) as an investment strategy.

(34) "Management Fees" reflect an advisory and a supervisory and administrative fee payable by the Portfolio to PIMCO.

(35) Reflects projected expenses under a new management contract effective 1/1/2010 and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.

(36) Reflects projected expenses under a new management contract effective 1/1/2010.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and Lincoln Lifetime IncomeSM Advantage Plus at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $891   $2,641    $4,353    $8,516


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $891   $2,641    $4,353    $8,516



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage, Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.




Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your purchase payments among the various subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts - Asset Allocation Models.

What are Investment Requirements? If you elect one of the following riders:
Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, the Lincoln SmartSecurity (Reg. TM) Advantage, or i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, you will be subject to certain requirements for your subaccount investments. You will be limited in how much you can invest in certain subaccounts. Different Investment Requirements apply to different riders. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.


How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you receive and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the death benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. See Charges and Other Deductions.

We will deduct any applicable premium tax from purchase payments or contract value unless the governmental entity dictates otherwise at the time the tax is incurred or at another time we choose.


See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

What is a persistency credit? For contracts issued on or after June 6, 2005 (or later in some states that have not approved the contract changes), a persistency credit of 0.10% of contract value less purchase payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The Contracts - Persistency Credits.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.


What are Living Benefit Riders? Living Benefit riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage (both of which are withdrawal benefit riders) and 4LATER (Reg. TM) Advantage and i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). These riders are discussed in detail in this prospectus. In addition, there is an overview of these riders that is provided with this prospectus.

What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that you may purchase for an additional charge and which provides minimum guaranteed, periodic withdrawals for your life (Single Life Option) or for the lives of you and your spouse (Joint Life Option) regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial purchase payment (or contract value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent purchase payments, Automatic Annual Step-ups, the 5% Enhancements, and the Step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. See The Contracts-Lincoln Lifetime IncomeSM Advantage. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage and another one of the Living Benefit riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

What is Lincoln Lifetime IncomeSM Advantage Plus? Lincoln Lifetime IncomeSM Advantage Plus is available for an additional fee and provides an increase in your contract value of an amount equal to the excess of the initial Guaranteed Amount over the current contract value on the seventh benefit year anniversary so long as no withdrawals have been taken and you adhere to certain Investment Requirements. Lincoln Lifetime IncomeSM Advantage Plus may only be purchased in addition to Lincoln Lifetime IncomeSM Advantage.


What is the Lincoln SmartSecurity (Reg. TM) Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage.

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a death benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What is the Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. The i4LIFE (Reg. TM) Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. 4LATER (Reg. TM) Advantage, Lincoln Smart Security (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage have features that may be used to establish the amount of the Guaranteed Income Benefit. 4LATER (Reg. TM) Advantage is purchased prior to the time you elect i4LIFE (Reg. TM) Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. The i4LIFE (Reg. TM) Guaranteed Income Benefit does not have an Income Base; the minimum floor is based on the contract value at the time you elect i4LIFE (Reg. TM) with the Guaranteed Income Benefit. You may use your Guaranteed Amount from Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to establish the Guaranteed Income Benefit at the time you terminate Lincoln Smart Security (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit, 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, and Lincoln Lifetime IncomeSM Advantage - i4LIFE (Reg. TM) Advantage option.


What is 4LATER (Reg. TM) Advantage? 4LATER (Reg. TM) Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATER (Reg. TM) Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - 4LATER (Reg. TM) Advantage.


What is Lincoln SmartIncomeSM Inflation? Lincoln SmartIncomeSM Inflation is a fixed annuity payout option that provides periodic annuity payouts that may increase or decrease each year based on changes in a consumer price index that measures inflation. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, a death benefit and access to a reserve value from which unscheduled payments may be taken. See The Contracts - Annuity Payouts - Lincoln SmartIncomeSM Inflation.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.



Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.



The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation

(LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.

Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your contract value, such as those associated with death benefit options and Living Benefit riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of contract value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln Life does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other contractowner obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.


How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348 , or call 1-888-868-2583. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.


You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.




Variable Annuity Account (VAA)
On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.




Investments of the Variable Annuity Account
You decide the subaccount(s) to which you allocate purchase payments. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Certain Payments We Receive with Regard to the Funds

With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate). It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may pay us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.50%, and as of the date of this prospectus, we were receiving payments from each fund family. We (or our affiliates) may profit from these payments or use these payments for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the contracts and, in our role as intermediary, the funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.


The AllianceBernstein, American Century, American Funds, BlackRock, Delaware, DWS, Fidelity, Franklin Templeton, Invesco, Janus, Lincoln, MFS, PIMCO and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans). The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label"product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.

Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.

Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for the fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco A I M Advisors, Inc.

  o Capital Appreciation Fund: Capital appreciation.

     This fund is not offered in contracts issued on or after May 24, 2004.


  o Core Equity Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o International Growth Fund: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.



AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein,
    L.P.


  o AllianceBernstein VPS Global Thematic Growth Portfolio: Long-term growth.

  o AllianceBernstein VPS Growth and Income Portfolio: Long-term growth.

  o AllianceBernstein VPS International Value Portfolio: Long-term growth.

  o AllianceBernstein VPS Large Cap Growth Portfolio: Long-term growth. This fund is not offered in contracts issued on or after June 6, 2005.

  o AllianceBernstein VPS Small/Mid Cap Value Portfolio: Long-term growth.



American Century Investments Variable Products, advised by American Century Investment Management, Inc.


  o Inflation Protection Fund: Long-term total return.



American Funds Insurance SeriesSM, advised by Capital Research and Management Company


  o Global Growth Fund: Long-term growth.

  o Global Small Capitalization Fund: Long-term growth.

  o Growth Fund: Long-term growth.

  o Growth-Income Fund: Growth and income.

  o International Fund: Long-term growth.



BlackRock Variable Series Funds, Inc.,advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC


  o BlackRock Global Allocation V.I. Fund: High total return.


Delaware VIP Trust, advised by Delaware Management Company*

  o Diversified Income Series: Total return.

  o Emerging Markets Series: Capital appreciation.

  o High Yield Series: Total return.

  o Limited-Term Diversified Income Series: Total return.

  o REIT Series: Total return.

  o Small Cap Value Series: Capital appreciation.

  o Trend Series: Capital appreciation.

  o U.S. Growth Series: Capital appreciation.

  o Value Series: Capital appreciation.

*Investments in any of the funds offered under the Delaware VIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds offered under the Delaware VIP Trust, the repayment of capital from any of the funds offered under the Delaware VIP Trust or any particular rate of return.



DWS Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc. and subadvised by Northern Trust Investments, Inc.


  o DWS Equity 500 Index VIP: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.

  o DWS Small Cap Index VIP: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.



DWS Variable Series II, advised by Deutsche Investment Management Americas,
    Inc. and subadvised by RREEF America L.L.C.


  o DWS Alternative Asset Allocation Plus VIP Portfolio: Capital Appreciation



Fidelity (Reg. TM) Variable Insurance Products, advised by Fidelity Management and Research Company and subadvised by FMR CO., Inc.


  o Contrafund (Reg. TM) Portfolio: Long-term capital appreciation.

  o Equity-Income Portfolio: Reasonable income.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Portfolio: Capital appreciation.

  o Mid Cap Portfolio: Long-term growth.

  o Overseas Portfolio: Long-term growth.



Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income Securities Fund, the Franklin Small-Mid Cap Growth Securities Fund, and the Templeton Global Bond Securities Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and by Franklin Mutual Advisers, LLC for the Mutual Shares Securities Fund.


  o Franklin Income Securities Fund: Current income.

  o Franklin Small-Mid Cap Growth Securities Fund: Long-term capital growth.

  o Mutual Shares Securities Fund: Capital appreciation.

  o Templeton Global Bond Securities Fund: High current income.
     This fund is not offered in contracts issued on or after June 30, 2009.

  o Templeton Growth Securities Fund: Long-term capital growth.
     This fund is not offered in contracts issued on or after June 4, 2007.



Janus Aspen Series, advised by Janus Capital Management LLC


  o Balanced Portfolio: Maximum real return.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Enterprise Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Worldwide Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after May 24, 2004.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP Baron Growth Opportunities Fund: Capital appreciation.

     (Subadvised by BAMCO, Inc.)


  o LVIP Capital Growth Fund: Capital growth.

     (Subadvised by Wellington Management)


  o LVIP Cohen & Steers Global Real Estate Fund: Total Return.

     (Subadvised by Cohen & Steers Capital Management)


  o LVIP Columbia Value Opportunities Fund: Long-term capital appreciation. (Subadvised by Columbia Management Advisors, LLC)

  o LVIP Delaware Bond Fund: Current income.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund: Long-term capital growth.
     (Subadvised by Delaware Management Company)*

     This fund is not offered in contracts issued on or after June 30, 2009.


  o LVIP Delaware Growth and Income Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Social Awareness Fund: Capital appreciation.
     (Subadvised by Delaware Management Company)*

  o LVIP Delaware Special Opportunities Fund: Capital appreciation. (Subadvised by Delaware Management Company)*

  o LVIP Global Income Fund: Current income consistent with preservation of capital.
     (Subadvised by Mondrian Investment Partners Limited and Templeton Investment Counsel, LLC)

  o LVIP Janus Capital Appreciation Fund: Long-term growth.
     (Subadvised by Janus Capital Management LLC)

  o LVIP Marsico International Growth Fund: Long-term capital appreciation. (Subadvised by Marsico Capital Management, LLC)

  o LVIP MFS Value Fund: Capital appreciation.
     (Subadvised by Massachusetts Financial Services Company)

  o LVIP Mid-Cap Value Fund: Long-term capital appreciation.

     (Subadvised by Wellington Management)


  o LVIP Mondrian International Value Fund: Long-term capital appreciation. (Subadvised by Mondrian Investment Partners Limited)

  o LVIP Money Market Fund: Current income/Preservation of capital. (Subadvised by Delaware Management Company)*

  o LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Developed International 150 Fund: Long-term capital appreciation.

     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Emerging Markets 100 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA International Index Fund: Replicate broad foreign index. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
     (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation. (Sub-advised by SSgA Funds Management, Inc.)

  o LVIP SSgA S&P 500 Index Fund: Replicate S&P 500 Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP SSgA Small-Cap Index Fund: Replicate Russell 2000 Index.

     (Sub-advised by SSgA Funds Management, Inc.)


  o LVIP T. Rowe Price Growth Stock Fund: Long-term growth of capital. (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP T. Rowe Price Structured Mid-Cap Growth Fund: Maximum capital appreciation.
     (Subadvised by T. Rowe Price Associates, Inc.)

  o LVIP Templeton Growth Fund: Long-term growth of capital.
     (Subadvised by Templeton Investment Counsel, LLC)

  o LVIP Turner Mid-Cap Growth Fund: Capital appreciation.
     (Subadvised by Turner Investment Partners)

  o LVIP Wells Fargo Intrinsic Value Fund: Income.
    (Subadvised by Metropolitan West Capital Management)
     (formerly LVIP FI Equity-Income Fund)
     This fund is only offered in contracts issued on or after June 6, 2005.

  o LVIP Wilshire 2010 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

     This fund is not offered in contracts issued on or after June 30, 2009.


  o LVIP Wilshire 2020 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)
     This fund is not offered in contracts issued on or after June 30, 2009.

  o LVIP Wilshire 2030 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

     This fund is not offered in contracts issued on or after June 30, 2009.


  o LVIP Wilshire 2040 Profile Fund: Total return; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

     This fund is not offered in contracts issued on or after June 30, 2009.


  o LVIP Wilshire Aggressive Profile Fund: Long-term growth of capital; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Conservative Profile Fund: Current income; a fund of funds.

     (Subadvised by Wilshire Associates Incorporated)


  o LVIP Wilshire Moderate Profile Fund: Growth and income; a fund of funds. (Subadvised by Wilshire Associates Incorporated)

  o LVIP Wilshire Moderately Aggressive Profile Fund: Growth and income; a fund of funds.
     (Subadvised by Wilshire Associates Incorporated)

*Investments in any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies including their subsidiaries or related companies (the "Macquarie Group") and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust, the repayment of capital from any of the funds sub-advised by Delaware Management Company and offered under the LVIP Trust or any particular rate of return.



MFS (Reg. TM) Variable Insurance TrustSM, advised by Massachusetts Financial
    Services Company


  o Core Equity Series: Capital appreciation.
     This fund is not offered in contracts issued on or after June 6, 2005.

  o Growth Series: Capital appreciation.

  o Total Return Series: Total return.

  o Utilities Series: Total return.



Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc. and subadvised by Neuberger Berman, LLC


  o Mid-Cap Growth Portfolio: Capital appreciation.
     This fund is not offered in contracts issued on or after June 4, 2007.

  o Regency Portfolio: Long-term growth.
     This fund is not offered in contracts issued on or after June 4, 2007.



PIMCO Variable Insurance Trust, advised by PIMCO


  o PIMCO VIT CommodityRealReturn (Reg. TM) Strategy Portfolio: Maximum real return.



Putnam Variable Trust, advised by Putnam Investment Management, LLC


  o Global Health Care Fund: Capital appreciation.
     This fund is not offered in contracts issued on or after May 24, 2004.

  o Growth & Income Fund: Capital growth and current income.
     This fund is not offered in contracts issued on or after May 24, 2004.



Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:

 o the risk that annuitants receiving annuity payouts, including Lincoln SmartIncomeSM Inflation payouts, under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that lifetime payments to individuals from Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will exceed the contract value;
 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER (Reg. TM) Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and
 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                        With Estate           Enhanced Guaranteed   Guarantee of
                                        Enhancement           Minimum death         Principal death   Account
                                        Benefit Rider (EEB)   benefit (EGMDB)       benefit           Value death benefit
                                        --------------------- --------------------- ----------------- --------------------
o   Mortality and expense risk charge          2.05%                 1.85%               1.60%               1.55%
o   Administrative charge                      0.10%                 0.10%               0.10%               0.10%
                                                ----                  ----                ----                ----
o   Total annual charge for each
    subaccount                                 2.15%                 1.95%               1.70%               1.65%

For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows:
EEB 1.85%; EGMDB 1.65%; Guarantee of Principal 1.55%; Account Value N/A.


Account Fee

During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.


Rider Charges

A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


Lincoln Lifetime IncomeSM Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln Lifetime IncomeSM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.90% of the Guaranteed Amount (0.225% quarterly) for the Lincoln Lifetime IncomeSM Advantage Single Life or Joint Life option. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or
(b) the next Benefit Year anniversary if cumulative purchase payments received after the first Benefit Year anniversary equal or exceed $100,000. If the Lincoln Lifetime IncomeSM Advantage Plus is purchased, an additional 0.15% is added, for a total current cost of 1.05% of the Guaranteed Amount. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

The charge is applied to the Guaranteed Amount as increased for subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% Step-up and decreased for withdrawals. The 200% Step-up is not available for Riders purchased on or after October 5, 2009. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. For Riders purchased on or after March 2, 2009, the charge is also deducted in proportion to the value in the fixed account used for dollar cost averaging purposes. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln Lifetime IncomeSM Advantage Guaranteed Amount section for a discussion and example of the impact of the changes to the Guaranteed Amount.


The annual Rider percentage charge may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount.

Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional purchase payments would cause your charge to increase (see below). You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.

An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% Step-up will not cause an increase in the annual Rider percentage charge but will increase the dollar amount of charge.


Once cumulative additional purchase payments into your annuity contract after the first Benefit Year exceed $100,000, any additional purchase payment will potentially cause the charge for your Rider to change to the current charge in effect on the next Benefit Year anniversary, but the charge will never exceed the guaranteed maximum annual charge. The new charge will become effective on the Benefit Year anniversary.


The Rider charge will be discontinued upon termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider (except for death) or surrender of the contract.

If the Guaranteed Amount is reduced to zero while the contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus Option, an additional 0.15% of the Guaranteed Amount will be added to the Lincoln Lifetime IncomeSM Advantage charge for a total current charge of 1.05% applied to the Guaranteed Amount. This total charge (which may change as discussed above) is in effect until the 7th Benefit Year anniversary. If you exercise your Plus Option, this entire rider and its charge will terminate. If you do not exercise the Plus Option, after the 7th Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed and the Lincoln Lifetime IncomeSM Advantage rider and charge will continue. If you make a withdrawal prior to the 7th Benefit Year anniversary, you will not be able to exercise the Plus option, but the additional 0.15% charge will remain on your contract until the 7th Benefit Year anniversary.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this Rider is in effect, there is a charge for the Lincoln SmartSecurity (Reg. TM) Advantage, if elected. The Rider charge is currently equal to an annual rate of:

1) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option (for riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.45% to 0.65% upon the next election of a step-up of the Guaranteed Amount); or

2) 0.65% of the Guaranteed Amount (0.1625% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Single Life option (and also the prior version of Lincoln SmartSecurity (Reg. TM) Advantage
- 1 Year Automatic Step-up); or

3) 0.80% of the Guaranteed Amount (0.2000% quarterly) for the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, Joint Life option. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.

If you purchase this Rider in the future, the percentage charge will be the current charge in effect at the time of purchase. As of January 16, 2009, the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up Option is no longer available for purchase.

The charge is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount of the contract on the valuation date the Rider charge is assessed. In Lincoln SmartSecurity (Reg. TM) Advantage
- 5 Year Elective Step-up option and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up (without the Single or Joint Life option), the charge may be deducted in proportion to the value in the fixed account as well. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to the Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a Joint Life to a Single Life option after a death or divorce), a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity (Reg.
TM) Advantage - 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, no Rider charge waiver is available with the Single Life and Joint Life options. The earlier version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


4LATER (Reg. TM) Advantage Charge. Prior to the periodic income commencement date (which is defined as the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER (Reg. TM) charge is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial purchase payment or contract value at the time of election), as adjusted, is a value that will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. An amount equal to the quarterly 4LATER (Reg. TM) Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER (Reg.
TM) Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER (Reg. TM) Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER (Reg. TM) in the future, the percentage charge will be the charge in effect at the time you elect 4LATER (Reg. TM).


Upon a reset of the Income Base, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER (Reg. TM) Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER (Reg. TM) Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER (Reg. TM) at the time of reset, not to exceed the guaranteed maximum charge of 1.50% of the Income Base. If you never elect to reset your Income Base, your 4LATER (Reg. TM) Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER (Reg. TM) Rider charge will be deducted upon termination of the 4LATER (Reg.
TM) Rider for any reason other than death. On the periodic income commencement date, a pro-rata deduction of the 4LATER (Reg. TM) Rider charge will be made to cover the cost of 4LATER (Reg. TM) since the previous deduction.


i4LIFE (Reg. TM) Advantage Charge. i4LIFE (Reg. TM) Advantage is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE (Reg. TM) Advantage charge is: 2.05% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.10% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.35% for the i4LIFE (Reg. TM) Advantage EGMDB. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg. TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Charge. The i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.85% for the i4LIFE (Reg. TM) Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.


4LATER (Reg. TM) Guaranteed Income Benefit Charge. The 4LATER (Reg. TM) Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.70% for the i4LIFE (Reg. TM) Account Value death benefit; 2.75% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 3.00% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE (Reg. TM) Advantage payout phase.


On and after the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit charge will be added to the i4LIFE (Reg. TM) charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER (Reg. TM) charge because after the periodic income commencement date, when the 4LATER (Reg. TM) Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER (Reg. TM) charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.


After the periodic income commencement date, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER (Reg. TM) Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER (Reg. TM) Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER (Reg. TM) Guaranteed Income Benefit is terminated, the 4LATER (Reg. TM) Guaranteed Income Benefit annual charge will also terminate.


Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSMAdvantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE (Reg. TM) Advantage is subject to a current annual charge of 0.50% of the Account Value, which is added to the i4LIFE (Reg. TM)Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 2.55% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 2.60% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.85% for the i4LIFE (Reg. TM) Advantage EGMDB. Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus).



After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.



Deductions for Premium Taxes


Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 3.5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract.


The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Charges for Lincoln SmartIncomeSM Inflation. There is no charge for Lincoln SmartIncomeSM Inflation unless Unscheduled Payments are taken. The following table describes the Unscheduled Payment charge for the Lincoln SmartIncomeSM Inflation on and after the Annuity Commencement Date. See The Contracts - Annuity Payouts for a complete description of Lincoln SmartIncomeSM Inflation.

Lincoln SmartIncomeSM Inflation Unscheduled Payment charge
(as a percentage of the Unscheduled Payment)*





Rider Year     1    2    3    4    5    6    7    8
-------------- ---- ---- ---- ---- ---- ---- ---- ---
  Charge       7%   7%   7%   6%   5%   4%   3%   0%



*A new Rider Year starts on each Rider Date anniversary. The charge is applied only to amounts in excess of the annual 10% Reserve Value free amount. See The Contracts - Annuity Payouts, Annuity Options for a detailed description of Reserve Value.


Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge, the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described in the Lincoln SmartIncomeSM Inflation section of this prospectus.



Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received in good order at our Home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment within two business days.

Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance

Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


Purchase Payments

Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a minimum purchase payment is not submitted, we will contact you to see if additional money will be sent, or if we should return the purchase payment to you. Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Upon advance written notice, we reserve the right to limit purchase payments made to the contract.


Persistency Credits

For contracts purchased on or after June 6, 2005 (or later in those states that have not approved the contract changes), contractowners will receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least seven years, by 0.10%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract. The amount of any persistency credit received will be noted on your quarterly statement. Confirmation statements for each individual transaction will not be issued.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.


Valuation Date

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


Allocation of Purchase Payments

Purchase payments allocated to the variable account are placed into the VAA's subaccounts, according to your instructions. You may also allocate purchase payments in the fixed account, if available.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval.

If we receive your purchase payment from you or your broker-dealer in good order at our Home office prior to 4:00 p.m., New York time, we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If we receive your purchase payment in good order at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your representative, we will generally not begin processing the purchase payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your purchase payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your purchase payment to us, and your purchase payment was placed with your broker-dealer prior to 4:00 p.m., New York time, then we will use the accumulation unit value computed on that valuation date when processing your purchase payment. If your purchase payment was placed with your broker-dealer at or after 4:00 p.m. New York time, then we will use the accumulation unit value computed on the next valuation date.


The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


Valuation of Accumulation Units

Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.

Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.

The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in good order at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request in good order at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


If your contract offers a fixed account, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing

Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. While we reserve the right to enforce these policies and procedures, contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contractowners who violate the excessive trading policies established by the fund.

You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.

Our Market Timing Procedures detect potential "market timers"by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions

(which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature"restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds.


Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.

If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account during the Access Period are the same as stated in the section of this prospectus called Transfers On or Before the Annuity Commencement Date. During the i4LIFE (Reg. TM) Advantage Lifetime Income Period, you are subject to the rights set forth in the prior paragraph.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit and living benefits calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.


Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant

The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.


The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received in good order at the Home office. If we receive a surrender or withdrawal request in good order at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.


If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.


The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. You may request that surrender proceeds be paid directly to you instead of deposited in a SecureLine (Reg. TM) account. Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.


The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services


These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis or in accordance with other terms we make available. Dollar cost averaging is not available on contracts owned by non-individuals (i.e. corporations, trusts). We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.


The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed Side of the Contract - Interest Adjustment.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals. Beginning May 1, 2010, this service will no longer be available unless the contractowner has enrolled in this service prior to this date.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.

Asset Allocation Models

Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your purchase payments among the various subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSgA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc., (LFD) the principal underwriter of the contracts. LFD provides models to broker dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your broker dealer representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.

Each model invests different percentages of contract value in some or all of the LVIP subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model's specified subaccount allocation percentages, you agree to be automatically enrolled in and you thereby authorize us to automatically rebalance your contract value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.


The models are static asset allocation models. This means that that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.


The election of certain Living Benefit riders may require that you allocate purchase payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts - Investment Requirements.


At this time, the available models are as follows:
 o The Lincoln SSgA Conservative Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in three equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
 o The Lincoln SSgA Moderate Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in three equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSgA Moderately Aggressive Index Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in three equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Moderately Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately
   70% in three equity subaccounts and 30% in one fixed income subaccount.
   This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Aggressive Index Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in three equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.

 o The Lincoln SSgA Structured Conservative Model is composed of specified underlying subaccounts representing a target allocation of approximately 40% in seven equity subaccounts and 60% in one fixed income subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
 o The Lincoln SSgA Structured Moderate Model is composed of specified underlying subaccounts representing a target allocation of approximately 60% in seven equity subaccounts and 40% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSgA Structured Moderately Aggressive Model) is composed of specified underlying subaccounts representing a target allocation of approximately 80% in seven equity subaccounts and 20% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
 o The Lincoln SSgA Structured Moderately Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 70% in seven equity subaccounts and 30% in one fixed income subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

 o The Lincoln SSgA Structured Aggressive Model is composed of specified underlying subaccounts representing a target allocation of approximately 90% in seven equity subaccounts and 10% in one fixed income subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.

Your registered representative will have more information on the specific investments of each model.

Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy you may allocate purchase payments and/or contract values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your contract value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your contract value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each allocation. You may terminate the strategy at any time and reallocate your contract value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.




         o FTVIPT Franklin Income Securities        34% of contract value
         o FTVIPT Mutual Shares Securities          33% of contract value
         o LVIP Templeton Growth Fund               33% of contract value


Death Benefit


The chart below provides a brief overview of how the death benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:    AND...                               AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
contractowner     There is a surviving joint owner     The annuitant is living or deceased    joint owner
 contractowner     There is no surviving joint owner    The annuitant is living or deceased    designated beneficiary
contractowner     There is no surviving joint owner    The annuitant is living or deceased    contractowner's estate
                  and the beneficiary predeceases the
                  contractowner
 annuitant         The contractowner is living          There is no contingent annuitant       The youngest contractowner
                                                                                              becomes the contingent annuitant
                                                                                              and the contract continues. The
                                                                                              contractowner may waive* this
                                                                                              continuation and receive the death
                                                                                              benefit proceeds.

 UPON DEATH OF:    AND...
annuitant         The contractowner is living
 annuitant**       The contractowner is a trust or other
                  non-natural person



 UPON DEATH OF:    AND...                               DEATH BENEFIT PROCEEDS PASS TO:
annuitant         The contingent annuitant is living   contingent annuitant becomes the
                                                       annuitant and the contract continues
 annuitant**       No contingent annuitant allowed      designated beneficiary
                  with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.



If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage and have the EEB Death Benefit or elect any other annuitization option. Generally, the more expensive the death benefit the greater the protection.


You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant. If your contract value equals zero, no death benefit will be paid.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 , (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. No additional death benefit is provided. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage).


For contracts purchased prior to the time a state approved the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments is reduced by the sum of all withdrawals.


In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for any applicable charges associated with those withdrawals (an interest adjustment for example) and premium taxes, if any.

For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value (withdrawals less than or equal to the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all purchase payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage); or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o any contractual basis that has previously been withdrawn, which is the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.


The previously withdrawn contractual basis associated with each withdrawal made on or after the effective date of the rider is an amount equal to the greater of $0 and (A), where


(A) is the amount of the withdrawal minus the greater of $0 and (B); where

(B) is the result of [(i) - (ii)]; where

(i) is the contract value immediately prior to the withdrawal; and

(ii) is the amount of purchase payments made into the contract prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.


General Death Benefit Information

Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).


If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Pursuant to the Federal Defense of Marriage Act, same-sex marriages are not recognized for purposes of federal law. Therefore, the favorable tax treatment provided by federal tax law to an opposite-sex spouse is not available to a same-sex spouse. Same-sex spouses should consult a tax advisor prior to purchasing annuity products that provide benefits based upon status as a spouse, and prior to exercising any spousal rights under an annuity. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.


If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB death benefit will be reduced to the EGMDB for a total annual charge of 1.95% or 1.65% for contracts issued prior to June 5, 2005.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in good order. To be in good order, we require all the following:


1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.


The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient of death benefit proceeds may request to receive the proceeds in the form of a check rather than a deposit into the SecureLine (Reg. TM) account. Interest in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax-deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account.



Investment Requirements


If you purchase a Living Benefit rider (Lincoln Lifetime IncomeSM Advantage, 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, or the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage), you will be subject to Investment Requirements, which means you will be limited in how much you can invest in certain subaccounts of your contract. The Living Benefit rider you purchase and the date of purchase will determine which Investment Requirements Option will apply to your contract. See Option 1, Option 2, and Option 3 below. Currently, if you purchase i4LIFE (Reg. TM) without the Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

Under each Option, we have divided the subaccounts of your contract into groups and have specified the minimum or maximum percentages of contract value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, you may allocate your contract value and purchase payments in accordance with certain asset allocation models. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some subaccounts are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.

The chart below is provided to help you determine which Option of Investment Requirements, if any, applies to the Living Benefit rider you purchase. If you do not elect a Living Benefit rider, the Investment Requirements will not apply to your contract. Different Investment Requirements may apply if you drop one rider and elect another rider.




                                                                                                   YOU WILL BE SUBJECT TO
 IF YOU ELECT...                                      AND THE DATE OF ELECTION IS...              INVESTMENT REQUIREMENTS
Lincoln Lifetime IncomeSM Advantage                  February 19, 2008 through January 20, 2009   Option 2
                                                     On or after January 20, 2009                 Option 3
 Lincoln SmartSecurity (Reg. TM) Advantage            Prior to April 10, 2006                      N/A
                                                     April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
4LATER (Reg. TM) Advantage                           April 10, 2006 through January 19, 2009      Option 1
                                                     On or after January 20, 2009                 Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income    Prior to April 10, 2006                      N/A
Benefit (v.1)                                        On or after April 10, 2006                   Option 1
i4LIFE (Reg. TM) Advantage with Guaranteed Income    April 10, 2006 through January 19, 2009      Option 1
Benefit (v.2)                                        On or after January 20, 2009                 Option 3
 i4LIFE (Reg. TM) Advantage with Guaranteed Income    October 6, 2008 through January 19, 2009     Option 2
Benefit (v.3)                                        On or after January 20, 2009                 Option 3


Investment Requirements - Option 1


No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts") (Note: not all subaccounts are available with all contracts):
o AllianceBernstein VPS Global Thematic Growth Portfolio

o AllianceBernstein VPS International Value Portfolio
o AllianceBernstein VPS Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP High Yield Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity (Reg. TM) VIP Mid-Cap Portfolio
o Fidelity (Reg. TM) VIP Overseas Portfolio
o FTVIPT Franklin Income Securities Fund
o FTVIPT Franklin Small-Mid Cap Growth Securities Fund
o FTVIPT Mutual Shares Securities Fund
o FTVIPT Templeton Growth Securities Fund

o Invesco V.I. International Growth Fund

o Janus Aspen Enterprise Portfolio
o Janus Aspen Worldwide Portfolio
o LVIP Baron Growth Opportunities Fund
o LVIP Cohen & Steers Global Real Estate Fund
o LVIP Columbia Value Opportunities Fund
o LVIP Delaware Foundation Aggressive Allocation Fund
o LVIP Delaware Special Opportunities Fund
o LVIP Marsico International Growth Fund
o LVIP Mid-Cap Value Fund
o LVIP Mondrian International Value Fund
o LVIP SSgA Developed International 150 Fund
o LVIP SSgA Emerging Markets 100 Fund
o LVIP SSgA International Index Fund
o LVIP SSgA Small/Mid Cap 200 Fund
o LVIP SSgA Small-Cap Index Fund

o LVIP T. Rowe Price Structured Mid-Cap Growth Fund
o LVIP Templeton Growth Fund
o LVIP Turner Mid-Cap Growth Fund

o LVIP Wilshire 2040 Profile Fund
o LVIP Wilshire Aggressive Profile Fund

o MFS VIT Growth Series
o MFS VIT Utilities Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio
o Neuberger Berman AMT Regency Portfolio
o Putnam VT Global Health Care Fund


All other variable subaccounts will be referred to as "Non-Limited Subaccounts" except DWS Alternative Asset Allocation Plus VIP Portfolio and PIMCO VIT Commodity Real Return Strategy Portfolio, which are unavailable to any contract holder with a Living Benefit rider. The Lincoln SSgA Aggressive Index Model, the Lincoln SSgA Structured Aggressive Model and the Founding Investment Strategy are also unavailable for investment.

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%. If you are enrolled in portfolio rebalancing, the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of total contract value. If your current portfolio rebalancing does not adhere to this requirement, your portfolio rebalancing program will be terminated.


If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Delaware VIP Limited-Term Diversified Income Series subaccount. We reserve the right to designate a different investment option other than the Delaware VIP Limited-Term Diversified Income Series as the default investment option should there be no contract value in the Non-Limited Subaccounts. We will provide you with notice of such change. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation.


We may move subaccounts on or off the Limited Subaccount list, exclude Subaccounts and asset allocation models from being available for investment, change the number of Limited Subaccount groups, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Investment Requirements - Option 2

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts in a group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. We reserve the right to change the rebalancing frequency, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the investment options that are or are not available to you, at any time, in our sole discretion. We will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. if you take no action, such changes will apply only to additional purchase payments or to future transfers of contract value. You will not be required to change allocations to existing subaccounts, but you will not be allowed to add money, by either an additional purchase payment or a contract transfer, in excess of the new percentage applicable to a subaccount or subaccount group. This does not apply to subaccounts added to Investment Requirements on or after June 30, 2009.

4. for subaccounts added to Investment Requirements on or after June 30, 2009, you may be subject to rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:




Group 1                                                  Group 2
Investments must be at least 25% of contract value       Investments cannot exceed 75% of contract value or Account Value
                                                         -----------------------------------------------------------------
or Account Value
--------------------------------------------------------
1. American Century VP Inflation Protection Fund         All other investment options except as discussed below.
2. Delaware VIP High Yield Series
3. LVIP Delaware Bond Fund
4. Delaware VIP Limited-Term Diversified Income
Series
5. Delaware VIP Diversified Income Series
6. FTVIPT Templeton Global Bond Securities Fund
7. LVIP SSgA Bond Index Fund
8. LVIP Global Income Fund
Group 3
Investments cannot exceed 10% of contract value or
                                                         -----------------------------------------------------------------
Account Value
--------------------------------------------------------
1. Delaware VIP REIT Series
2. LVIP SSgA Emerging Markets 100 Fund
3. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy the Investment Requirements, you may allocate 100% of your contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds that are available in your contract except not more than 75% can be allocated to the LVIP Wilshire Aggressive Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the FTVIPT Franklin Income Securities Fund, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. In addition, you can allocate 100% of your contract value to the Founding Investment Strategy (FTVIPT Franklin Income Securities Fund 34%, LVIP Templeton Growth Fund 33% and FTVIPT Mutual Shares Securities Fund 33%). The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model,

Lincoln SSgA Structured Moderately Aggressive Equity Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model, Lincoln SSgA Moderately Aggressive Index Model and Lincoln SSgA Moderately Aggressive Equity Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described above.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section , if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund (both are funds of funds) or the FTVIPT Franklin Income Securities Fund. You may also allocate 100% of your contract value to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model.


Investment Requirements - Option 3

You can select the percentages of contract value (includes Account Value if i4LIFE (Reg. TM) Advantage is in effect) to allocate to individual subaccounts within each group, but the total investment for all subaccounts within the group must comply with the specified minimum or maximum percentages for that group.


In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your contract value on a periodic basis. On each quarterly anniversary of the effective date of the Rider, we will rebalance your contract value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of contract value among the subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement and you will not receive an individual confirmation after each reallocation. If we rebalance contract value from the subaccounts and your allocation instructions do not contain any subaccounts that meet the Investment Requirements then that portion of the rebalanced contract value that does not meet the Investment Requirements will be allocated to the Delaware VIP Limited-Term Diversified Income Series as the default investment option or any other subaccount that we may designate for that purpose. These investments will become your allocation instructions until you tell us otherwise.


We may change the list of subaccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements; or

2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or

3. take no action and be subject to the quarterly rebalancing as described above. If this results is a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise.

At this time, the subaccount groups are as follows:



Group 1                                              Group 2
Investments must be at least 30% of contract value   Investments cannot exceed 70% of contract value or Account Value
                                                     -----------------------------------------------------------------
or Account Value
----------------------------------------------------
1. American Century VP Inflation Protection Fund     All other funds except as described below.
2. LVIP Delaware Bond Fund
3. Delaware VIP Limited-Term Diversified Income
Series
4. Delaware VIP Diversified Income Series
5. FTVIPT Templeton Global Bond Securities Fund
6. LVIP SSgA Bond Index Fund
7. LVIP Global Income Fund

Group 3
Investments cannot exceed 10% of contract value or
Account Value
-------------------------------------------------------
1. Delaware VIP Emerging Markets Series
2. LVIP SSgA Emerging Markets 100 Fund
3. Delaware VIP REIT Series
4. LVIP Cohen & Steers Global Real Estate Fund
5. MFS VIT Utilities Series
6. AllianceBernstein VPS Global Thematic Growth
Portfolio
7. DWS Alternative Asset Allocation Plus VIP Portfolio



To satisfy these Investment Requirements, you may allocate 100% of your contract value among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the LVIP Wilshire Profile Funds that are available in your contract except not more than 70% may be allocated to the LVIP Wilshire Aggressive Profile Fund, LVIP Wilshire 2030 Profile Fund and LVIP Wilshire 2040 Profile Fund. If you allocate less than 100% of contract value to or among the MFS VIT Total Return Series, the BlackRock Global Allocation VI Fund, or the available LVIP Wilshire Profile Funds, then these funds will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions. The PIMCO VIT Commodity Real Return Strategy Portfolio and the fixed accounts are not available with these riders. The fixed account is only available for dollar cost averaging.


To satisfy these Investment Requirements, contract value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the contract value can be allocated to one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Structured Moderately Aggressive Model, Lincoln SSgA Conservative Index Model, Lincoln SSgA Moderate Index Model and Lincoln SSgA Moderately Aggressive Index Model. You may only choose one asset allocation at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate contract value among Group 1, Group 2 or Group 3 subaccounts as described in your prospectus.

If you purchase Lincoln Lifetime IncomeSM Advantage Plus rider on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models:
Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model.


Living Benefit Riders


The optional Living Benefit Riders offered under this variable annuity contract
- Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage - are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage) or a minimum annuity payout (i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage). You may not elect more than one Living Benefit rider at a time. Upon election of a Living Benefit rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit). The overview chart provided with this prospectus provides a brief description and comparison of each Living Benefit rider. Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. Terms and conditions may change after the contract is purchased.



Lincoln Lifetime IncomeSM Advantage


The Lincoln Lifetime IncomeSM Advantage is a Rider that is available for purchase with your variable annuity contract if the purchase payment or contract value (if purchased after the contract is issued) is at least $25,000. This Rider provides minimum, guaranteed, periodic withdrawals for your life as contractowner/annuitant (Single Life Option) or for the lives of you as contractowner/annuitant and your spouse as joint owner or primary beneficiary (Joint Life Option) regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) increased by subsequent purchase payments, Automatic Annual Step-ups, 5% Enhancements and the Step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. No additional purchase payments are allowed if the contract value decreases to zero for any reason.


This Rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. With the Single Life option, you may receive Maximum Annual Withdrawal amounts for your lifetime. If you purchase the Joint Life option, Maximum Annual Withdrawal amounts for the lifetimes of you and your spouse will be available. Withdrawals in excess of the Maximum Annual Withdrawal amount and any withdrawals prior to age 591/2 (for the Single Life Option) or age 65 (for the Joint Life Option) may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement, the 200% Step-up (if applicable to your contract) and the Lincoln Lifetime IncomeSM Advantage Plus. These options are discussed below in detail.


An additional option, available for purchase with your Lincoln Lifetime IncomeSM Advantage provides that on the seventh Benefit Year anniversary, provided you have not made any withdrawals, you may choose to cancel your Lincoln Lifetime IncomeSM Advantage rider and receive an increase in your contract value of an amount equal to the excess of your initial Guaranteed Amount (and purchase payments made within 90 days of rider election) over your contract value. This option is called Lincoln Lifetime IncomeSM Advantage Plus and is discussed in detail below. You may consider purchasing this option if you want to guarantee at least a return of your initial purchase payment after 7 years. Lincoln Lifetime IncomeSM Advantage Plus must be purchased with the Lincoln Lifetime IncomeSM Advantage.

By purchasing the Lincoln Lifetime IncomeSM Advantage Rider, you will be limited in how you can invest in the subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts - Investment Requirements - Option 3 if you purchased the Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009. See The Contracts - Investment Requirements - Option 2 if you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option before January 20, 2009, your only investment options until the seventh Benefit Year anniversary are: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to Investment Requirements.


Lincoln Life offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your contract value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (see Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg.
TM) Advantage and i4LIFE (Reg. TM) Advantage option). Not all riders will be available at all times.


We have designed the rider to protect you from outliving your contract value. If the rider terminates or you (and your spouse, if applicable) die before your contract value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your contract value will be reduced to zero before your (or your spouse's) death.


If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us. You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit rider.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the initial Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the initial Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total Guaranteed Amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (or spouse if Joint Life Option) are the covered lives under either the Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity (Reg. TM) Advantage.


Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the Rider effective date, each time a purchase payment is made after the cumulative purchase payments equal or exceed $100,000, the charge for your Rider may change on the next Benefit Year anniversary. The charge will be the current charge in effect on that next Benefit Year Anniversary, for new purchases of the Rider. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge. Additional purchase payments will not be allowed if the contract value decreases to zero for any reason including market loss.

The following example demonstrates the impact of additional purchase payments on the Lincoln Lifetime IncomeSM Advantage charge:



         Initial purchase payment                   $100,000
         Additional purchase payment in Year 2      $ 95,000   No change to charge
         Additional purchase payment in Year 3      $ 75,000   Charge will be the current charge
         Additional purchase payment in Year 4      $ 25,000   Charge will be the current charge

Each withdrawal reduces the Guaranteed Amount as discussed below.


Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments, Automatic Annual Step-ups, 5% Enhancements and the 200% Step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the percentage charge may change when cumulative purchase payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.


5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus purchase payments received in that year, will be increased by 5% if the contractowner/annuitant (as well as the spouse if the Joint Life option is in effect) are under age 86 and the Rider is within the 10 year period described below. Additional purchase payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that purchase payment. Any purchase payments made within the first 90 days after the effective date of the Rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.

Note: The 5% Enhancement is not available in any year there is a withdrawal from contract value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:

Initial purchase payment = $100,000; Guaranteed Amount = $100,000

Additional purchase payment on day 30 = $15,000; Guaranteed Amount = $115,000

Additional purchase payment on day 95 = $10,000; Guaranteed Amount = $125,000

On the first Benefit Year Anniversary, the Guaranteed Amount is $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 purchase payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year Anniversary.

The 5% Enhancement will be in effect for 10 years from the effective date of the Rider. The 5% Enhancement will cease upon the death of the contractowner/annuitant or upon the death of the survivor of the contractowner or spouse (if Joint Life option is in effect) or when the oldest of these individuals reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the contract value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the Rider, and a new 15-year period will begin following each Automatic Annual Step-up.

Any withdrawal from the contract value limits the 5% Enhancement as follows:

   a. The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the Rider is within the 10-year period as long as the contractowner/ annuitant (Single Life Option) is 591/2 or older or the contractowner and spouse (Joint Life Option) are age 65 or older.

   b. If the contractowner/annuitant (Single Life Option) is under age 591/2 or the contractowner or spouse (Joint Life Option) is under age 65, and a withdrawal is made from the contract, the 5% Enhancement will not occur again until an Automatic Annual Step-Up to the contract value (as described below) occurs.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.

If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the Rider will not change. However, the amount you pay for the Rider will increase since the charge for the Rider is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary if:

   a. the contractowner/annuitant (Single Life Option), or the contractowner and spouse (Joint Life option) are both still living and under age 86; and


   b. the contract value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% Step-up (if any, as described below).

Each time the Guaranteed Amount is stepped up to the current contract value as described above, your percentage charge for the Rider will be the current charge for the Rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this Rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

If your percentage rider charge is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the Rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. If you decline the Automatic Annual Step-up, you will receive the 200% Step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional purchase payments would cause your charge to increase. See the earlier Guaranteed Amount section.

Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional purchase payments and issue age above 591/2 (Single Life) or 65 (Joint Life):



                                                                              Potential for   Length of 5%
                                                                 Guaranteed     Charge to     Enhancement
                                                Contract Value     Amount         Change         Period
                                               ---------------- ------------ --------------- -------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         No              10
         1st Benefit Year Anniversary.........      $54,000        $54,000        Yes              10
         2nd Benefit Year Anniversary.........      $53,900        $56,700         No               9
         3rd Benefit Year Anniversary.........      $57,000        $59,535         No               8
         4th Benefit Year Anniversary.........      $64,000        $64,000        Yes              10

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the contract value of $54,000 since the increase in the contract value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the contract value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% Step-up will not be available. For contractowners who purchased Lincoln Lifetime IncomeSM Advantage on or after January 20, 2009 but before October 5, 2009, on the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 65, or the rider has been in effect for 10 years, whichever event is later, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any purchase payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% Step-up applies.) This Step-up will not occur if:


     1) any withdrawal was made prior to age 591/2 (Single Life) or age 65 (Joint Life);

     2) an Excess Withdrawal (defined below) has occurred; or

   3) cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus purchase payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).

   For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 65 and at age 66. If one more $10,000 Maximum Annual Withdrawal was made at age 67, the Step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).


If you purchased Lincoln Lifetime IncomeSM Advantage prior to January 20, 2009, you will not be eligible to receive the 200% Step-up of the Guaranteed Amount until the Benefit Year anniversary after you (Single Life) or the younger of you and your spouse (Joint Life) reach age 70, or the rider has been in effect for 10 years, whichever event is later.

This Step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus purchase payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.

This Step-up will not cause a change to the percentage charge for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage Charge.

The following example demonstrates the impact of this Step-up on the Guaranteed
Amount:

Initial purchase payment at age 55 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.

After 10 years, at age 65, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the contract value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals times 200%), the Guaranteed Amount is increased to $360,000.


The 200% Step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.


Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your (contractowner) lifetime (Single Life Option) or the lifetimes of you and your spouse (Joint Life Option)as long as you are at least age 591/2 (Single Life Option) or you and your spouse are both at least age 65 (Joint Life Option) and your Maximum Annual Withdrawal amount is greater than zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life (and your spouse if applicable under Joint Life Option) under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.

Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year and the Lincoln Lifetime IncomeSM Advantage Plus is not available (see below). Withdrawals may also negatively impact the 200% Step-up (see above).

The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value.

The Maximum Annual Withdrawal amount will be doubled, called the Nursing Home Enhancement, during a Benefit Year when the contractowner/annuitant is age 591/2 or older or the contractowner and spouse (Joint Life option), are both age 65 or older, and one is admitted into an accredited nursing home or equivalent health care facility. The Nursing Home Enhancement applies if the admittance into such facility occurs 60 months or more after the effective date of the Rider (36 months or more for contractowners who purchased this Rider prior to January 20, 2009), the individual was not in the nursing home in the year prior to the effective date of the rider, and upon entering the nursing home, the person has been then confined for at least 90 consecutive days. Proof of nursing home confinement will be required each year. If you leave the nursing home, your Maximum Annual Withdrawal amount will be reduced by 50% starting after the next Benefit Year anniversary.

The requirements of an accredited nursing home or equivalent health care facility are set forth in the Nursing Home Enhancement Claim Form. The criteria for the facility include, but are not limited to: providing 24 hour a day nursing services; an available physician; an employed nurse on duty or call at all times; maintains daily clinical records; and able to dispense medications. This does not include an assisted living or similar facility. For riders purchased on or after January 20, 2009, the admittance to a nursing home must be pursuant to a plan of care provided by a licensed health care practitioner, and the nursing home must be located in the United States.

The remaining references to the 5% Maximum Annual Withdrawal amount also include the Nursing Home Enhancement Maximum Annual Withdrawal amount.

The Maximum Annual Withdrawal amount is increased by 5% of any additional purchase payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).


5% Enhancements, Automatic Annual Step-ups and the 200% Step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:

   a. the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% Step-up; or

     b. 5% of the Guaranteed Amount on the Benefit Year anniversary.

See the chart below for examples of the recalculation.

The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity (Reg. TM) Advantage under all Lincoln Life contracts (or contracts issued by our affiliates) applicable to you (or your spouse if Joint Life Option) can never exceed 5% of the maximum Guaranteed Amount.

Withdrawals after age 591/2 (Single Life Option) or age 65 (Joint Life Option). If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) after age 591/2 (Single Life) or age 65 (Joint Life) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

The impact of withdrawals prior to age 591/2 or age 65 will be discussed later in this section. The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional purchase payments and the contractowner (Single Life) is older than 591/2 and the contractowner and spouse (Joint Life) are both older than 65):



                                                                 Guaranteed    Maximum Annual
                                                Contract Value     Amount     Withdrawal Amount
                                               ---------------- ------------ ------------------
         Initial Purchase Payment $50,000 .         $50,000        $50,000         $2,500
         1st Benefit Year Anniversary.........      $54,000        $54,000         $2,700
         2nd Benefit Year Anniversary.........      $51,000        $51,300         $2,700
         3rd Benefit Year Anniversary.........      $57,000        $57,000         $2,850
         4th Benefit Year Anniversary.........      $64,000        $64,000         $3,200

The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (1st, 3rd and 4th anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic monthly or quarterly installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1. Lincoln's monthly or quarterly automatic withdrawal service is used to calculate and pay the RMD;

     2. The RMD calculation must be based only on the value in this contract;
   and

     3. No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).


If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).


Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:

   1. The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the contract value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.

   2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the pro rata reduction for the Excess Withdrawal); and

     3. The 200% Step-up will never occur.

The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):

The contract value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:

Contract Value = $55,000
Guaranteed Amount = $80,000


The contract value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.72%, the same proportion that the Excess Withdrawal reduced the $55,000 contract value ($7,000 / $55,000)


Contract value = $48,000

Guaranteed Amount = $69,818 ($80,000 X 12.72% = $10,181; $80,000 - $10,181 =
$69,818)
Maximum Annual Withdrawal amount = $3,491.00 (5% of $69,818)

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.

Withdrawals before age 591/2/65. If any withdrawal is made prior to the time the contractowner is age 591/2 (Single Life) or the contractowner and spouse (Joint Life) are both age 65, including withdrawals equal to Maximum Annual Withdrawal amounts, the following will occur:

   1. The Guaranteed Amount will be reduced in the same proportion that the entire withdrawal reduced the contract value (this means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction);

     2. The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount;


   3. The 5% Enhancement to the Guaranteed Amount is not available until after an Automatic Annual Step-up to the contract value occurs. This Automatic Annual Step-up will not occur until the contract value exceeds the Guaranteed Amount on a Benefit Year anniversary (see the 5% Enhancement section above); and


     4. The 200% Step-up will never occur.

The following is an example of the impact of a withdrawal prior to age 591/2 for single or age 65 for joint:
 o $100,000 purchase payment
 o $100,000 Guaranteed Amount
 o A 10% market decline results in a contract value of $90,000
 o $5,000 Maximum Annual Withdrawal amount

If a $5,000 withdrawal is made before age 591/2, the Guaranteed Amount will be $94,444 ($100,000 reduced by 5.56% ($5,000/
$90,000) and the new Maximum Annual Withdrawal amount is $4,722 (5% times $94,444).

In a declining market, withdrawals prior to age 591/2 (or 65 if Joint Life) may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount.


Lincoln Lifetime IncomeSM Advantage Plus. If you have purchased Lincoln Lifetime IncomeSM Advantage Plus ("Plus Option"), on the seventh Benefit Year anniversary, you may elect to receive an increase in your contract value equal to the excess of your initial Guaranteed Amount (plus any purchase payments made within 90 days of the rider effective date), over your current contract value. Making this election will terminate the Plus Option as well as the Lincoln Lifetime IncomeSM Advantage and the total charge for this rider and you will have no further rights to Maximum Annual Withdrawal amounts or any other benefits under this rider. You have 30 days after the seventh Benefit Year anniversary to make this election, but you will receive no more than the difference between the contract value and the initial Guaranteed Amount (plus any purchase payments within 90 days of the rider effective date) on the seventh Benefit Year anniversary.

You may not elect to receive an increase in contract value if any withdrawal is made, including Maximum Annual Withdrawal amounts or RMDs, prior to the seventh Benefit Year anniversary. If you make a withdrawal prior to the seventh Benefit Year anniversary, the charge for this Plus Option (in addition to the Lincoln Lifetime IncomeSM Advantage charge) will continue until the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, the 0.15% charge for the Plus Option will be removed from your contract and the charge for your Lincoln Lifetime IncomeSM Advantage will continue.


If you do not elect to exercise the Plus Option, after the seventh Benefit Year anniversary, your Lincoln Lifetime IncomeSM Advantage and its charge will continue and the Plus Option 0.15% charge will be removed from your contract.

The following example illustrates the Plus Option upon the seventh Benefit Year anniversary:

Initial purchase payment of $100,000; Initial Guaranteed Amount of $100,000.

On the seventh Benefit Year anniversary, if the current contract value is $90,000; the contractowner may choose to have $10,000 placed in the contract and the Plus Option (including the right to continue the Lincoln Lifetime IncomeSM Advantage) will terminate at that time.


If you purchased the Lincoln Lifetime IncomeSM Advantage Plus option on or after January 20, 2009, your only investment options until the seventh Benefit Year anniversary are to allocate 100% of your contract value to the LVIP Wilshire Conservative Profile Fund (a fund of funds) or to one of the following models: Lincoln SSgA Structured Conservative Model and Lincoln SSgA Conservative Index Model. If you purchased the Plus Option prior to January 20, 2009, your only investment options until the seventh Benefit Year anniversary are the: LVIP Wilshire Moderate Profile Fund, the LVIP Wilshire Conservative Profile Fund, both funds of funds, the FTVIPT Franklin Income Securities Fund or one of the following models: Lincoln SSgA Structured Conservative Model, Lincoln SSgA Structured Moderate Model, Lincoln SSgA Conservative Index Model and Lincoln SSgA Moderate Index Model. You may not transfer contract value out of these subaccounts/models to any other subaccounts/models before the seventh Benefit Year anniversary. After the seventh Benefit Year anniversary, you may invest in other subaccounts in your contract, subject to the Investment Requirements.

Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount, because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount (including the Nursing Home Enhancement if you qualify) for your life or the life of you and your spouse for the Joint Life option.


If the contract value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.


If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your beneficiary may be eligible for a final payment upon death of the Single Life or surviving Joint Life. To be eligible the death benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.


The final payment is equal to the sum of all purchase payments, decreased by withdrawals in the same proportion as the withdrawals reduce the contract value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the purchase payments dollar for dollar. If your death benefit option in effect immediately prior to the Maximum Annual Withdrawal Amount Annuity Payout Option provided for deduction for withdrawals on a dollar for dollar basis, then any withdrawals that occurred prior to the election of the Lincoln Lifetime Income (Reg. TM) Advantage will reduce the sum of all purchase payments on a dollar for dollar basis.

Death Prior to the Annuity Commencement Date. The Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other death benefit upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of the Lincoln Lifetime IncomeSM Advantage does not impact the death benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the Single Life, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect. If the beneficiary elects to continue the contract after the death of the Single Life (through a separate provision of the contract), the beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.

Upon the first death under the Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount will continue for the life of the surviving spouse. The 5% Enhancement, 200% Step-up, Lincoln Lifetime IncomeSM Advantage Plus and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, the Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). The Lincoln Lifetime IncomeSM Advantage Plus will also terminate, if in effect.

As an alternative, after the first death, the surviving spouse may choose to terminate the Joint Life option and purchase a new Single Life option, if available, under the terms and charge in effect at the time for a new purchase. The surviving spouse must be under age 65. In deciding whether to make this change, the surviving spouse should consider: 1) if the change will cause the Guaranteed

Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the Single Life Rider option for new issues will provide an earlier age (591/2) to receive Maximum Annual Withdrawal amounts.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may terminate the Joint Life Option and purchase a Single Life Option, if available, (if the contractowner is under age 65) at the current Rider charge and the terms in effect for new sales of the Single Life Option.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

General Provisions.

Termination. After the seventh anniversary of the effective date of the Rider, the contractowner may terminate the Rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
 o Upon exercise of the Lincoln Lifetime IncomeSM Advantage Plus option to receive an increase in the contract value equal to the excess of your initial Guaranteed Amount over the contract value;
 o on the annuity commencement date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
 o if the contractowner or annuitant is changed (except if the surviving spouse under the Joint Life option assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the death under the Single Life option or the death of the surviving spouse under the Joint Life option;
 o when the Maximum Annual Withdrawal amount is reduced to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect any Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage or any other living benefits we may offer in the future. The one-year wait does not apply to the election of a new rider after the exercise (and resulting termination) of the Lincoln Lifetime IncomeSM Advantage Plus.


Compare to Lincoln SmartSecurity (Reg. TM) Advantage. If a contractowner is interested in purchasing a rider that provides guaranteed minimum withdrawals, the following factors should be considered when comparing Lincoln Lifetime IncomeSM Advantage and the Lincoln SmartSecurity (Reg. TM) Advantage (only one of these riders can be added to a contract at any one time): the Lincoln Lifetime IncomeSM Advantage has the opportunity to provide a higher Guaranteed Amount because of the 5% Enhancement and Automatic Annual Step-up and this benefit also provides the potential for lifetime withdrawals from an earlier age for the Single Life Option only (59 1/2 rather than age 65 with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-Up). However, the percentage charge for the Lincoln Lifetime IncomeSM Advantage is higher and has the potential to increase on every Benefit Year Anniversary if the increase in contract value exceeds the 5% Enhancement. Another factor to consider is that immediate withdrawals from your contract, under the Lincoln Lifetime IncomeSM Advantage, will adversely impact the 5% Enhancement. In addition, if the withdrawal is made before age 591/2 (Single Life) or age 65 (Joint Life), the 5% Enhancement is further limited. The Lincoln SmartSecurity (Reg. TM) Advantage provides that Maximum Annual Withdrawal amounts can continue to a beneficiary to the extent of any remaining Guaranteed Amount while the Lincoln Lifetime IncomeSM Advantage does not offer this feature. The Termination provision is different between these two riders.


i4LIFE (Reg. TM) Advantage Option. i4LIFE (Reg. TM) Advantage is an income program, available for purchase at an additional charge, that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a death benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE (Reg. TM) Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.


Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE (Reg. TM) Advantage since i4LIFE (Reg. TM) Advantage provides a different income stream. If this decision is made, the contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE (Reg. TM) Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years.


Below is an example of how the Guaranteed Amount from the Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Prior to i4LIFE (Reg. TM) Advantage election:

Contract Value = $100,000

Guaranteed Amount = $150,000

After i4LIFE (Reg. TM)Advantage election:

Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE (Reg. TM) Advantage annuity factor

Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The death benefit calculation for certain death benefit options in effect prior to the annuity commencement date may change for contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain death benefit options provide that all withdrawals reduce the death benefit in the same proportion that the withdrawals reduce the contract value. If you elect the Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount, after age 591/2 for the Single Life Option or age 65 for Joint Life Option, will reduce the sum of all purchase payments option of the death benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all purchase payments alternative of the Enhanced Guaranteed Minimum Death Benefit or the Estate Enhancement Benefit, whichever is in effect. See The Contracts - Death Benefits. Any Excess Withdrawals and all withdrawals prior to age 591/2 for Single Life or age 65 for Joint Life will reduce the sum of all purchase payments in the same proportion that the withdrawals reduced the contract value under any death benefit option in which proportionate withdrawals are in effect. This change has no impact on death benefit options in which all withdrawals reduce the death benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.

The following example demonstrates how a withdrawal will reduce the death benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and the Lincoln Lifetime IncomeSM Advantage are in effect when the contractowner dies. Note that this calculation applies only to the sum of all purchase payments calculation and not for purposes of reducing the highest anniversary contract value under the EGMDB:

Contract value before withdrawal $80,000

Maximum Annual Withdrawal Amount $ 5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract value $80,000

     b) Sum of purchase payments $100,000

     c) Highest anniversary contract value $150,000

Withdrawal of $9,000 will impact the death benefit calculations as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
     $95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067] Pro rata reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875]
     The entire $9,000 withdrawal reduces the death benefit option pro rata. Total reduction = $16,875.

Item c) provides the largest death benefit of $133,125.

Availability. The Lincoln Lifetime IncomeSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The contractowner/annuitant as well as the spouse under the Joint Life option must be under age 86 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or on or after the Annuity Commencement Date and must wait at least 12 months after terminating 4LATER (Reg. TM) Advantage, Lincoln SmartSecurity (Reg. TM) Advantage or any other living benefits we may offer in the future. If you decide to drop a rider to add Lincoln Lifetime IncomeSM Advantage, your Guaranteed Amount will equal the current contract value on the effective date of the change. Before you make this change, you should consider that no guarantees or fee waiver provisions carry over from the previous rider. The Lincoln Lifetime IncomeSM Advantage terminates after the death of a covered life and the Guaranteed Amount is not available to a beneficiary. You will be subject to additional Investment Requirements. See the comparison to Lincoln SmartSecurity (Reg. TM) Advantage for other factors to consider before making a change.

There is no guarantee that the Lincoln Lifetime IncomeSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. The availability of this Rider will depend upon your state's approval of this Rider. In addition, certain features of the Rider may not be available in some states. Check with your investment representative regarding availability.


Lincoln SmartSecurity (Reg. TM) Advantage

The Lincoln SmartSecurity (Reg. TM) Advantage is a Rider that is available for purchase with your variable annuity contract. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial purchase payment (or contract value if elected after contract issue) adjusted for subsequent purchase payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up):

     Lincoln SmartSecurity (Reg. TM) Advantage -  5 Year Elective Step-up or

     Lincoln SmartSecurity (Reg. TM) Advantage -  1 Year Automatic Step-up

The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase after January 16, 2009. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary through the 10th anniversary. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up, the contractowner can also initiate additional ten-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life or Joint Life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse (when available in your state). These options are discussed below in detail.


By purchasing this Rider, you will be limited in how much you can invest in certain subaccounts. See The Contracts - Investment Requirements. We offer other optional riders available for purchase with variable annuity contracts. These riders, which are fully discussed in this prospectus, provide different methods to take income from your contract value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. In particular, before you elect the Lincoln SmartSecurity (Reg. TM) Advantage, you may want to compare it to Lincoln Lifetime IncomeSM Advantage, which provides minimum guaranteed, periodic withdrawals for life. See The Contracts - Lincoln Lifetime IncomeSM Advantage - Compare to Lincoln SmartSecurity (Reg. TM) Advantage.

If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home Office), the Rider will be effective on the next valuation date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a ten-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this Rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a death benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration the combined Guaranteed Amount of all Lincoln Life contracts (or contracts issued by our affiliates) owned by you (or on which you or your spouse if joint owner are the annuitant) under either the Lincoln SmartSecurity (Reg. TM) Advantage or the Lincoln Lifetime IncomeSM Advantage.

Additional purchase payments automatically increase the Guaranteed Amount by the amount of the purchase payment (not to exceed the maximum); for example, a $10,000 additional purchase payment will increase the Guaranteed Amount by $10,000. For the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option we may restrict purchase payments to your annuity contract in the future. We will notify you if we restrict additional purchase payments. For the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, we will allow purchase payments into your annuity contract after the first anniversary of the Rider effective date if the cumulative additional purchase payments exceed $100,000 only with prior Home Office approval. Additional purchase payments will not be allowed if the contract value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including interest adjustments), the Rider charge and account fee plus any purchase payments made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may initiate another ten-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new ten-year period of step-ups will begin at the end of each prior ten-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, (assuming no withdrawals or additional purchase payments):




                                                                  Guaranteed
                                                 Contract Value     Amount
         o Initial purchase payment $50,000          $50,000     $50,000
         o 1st Benefit Year Anniversary              $54,000     $54,000
         o 2nd Benefit Year Anniversary              $53,900     $54,000
         o 3rd Benefit Year Anniversary              $57,000     $57,000


Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year Anniversary. If you had elected to have the next ten-year period of step-ups begin automatically after the prior ten-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year Anniversary.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.

Under both the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up and the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up options, contractowner elected step-ups (other than automatic step-ups) will be effective on the next valuation date after we receive your request and a new Benefit Year will begin. Purchase payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A contractowner elected step-up (including contractowner step-ups that we administer for you to begin a new ten-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a ten-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal amount is:

 o 7% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional purchase payments. For example, if the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional purchase payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to the interest adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic monthly or quarterly installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the contract value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

The Maximum Annual Withdrawal amount was reduced to the least of:
1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or

2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the contract value following the withdrawal ($2,650); or
3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to an interest adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the interest adjustment calculation.

Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single or Joint Life options and not the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (contractowner) lifetime (if you purchase the Single Life option) or for the lifetimes of you (contractowner) and your spouse (if the Joint Life option is purchased), as long as:

1) No withdrawals are made before you (and your spouse if a Joint Life) are age 65; and

2) An excess withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the contract value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that valuation date. This will reduce your Maximum Annual Withdrawal amount. A contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

a. the contractowner (and spouse if applicable) is age 65;

b. the contract is currently within a ten-year automatic step-up period described above (or else a contractowner submits a step-up request to start a new ten-year automatic step-up period) (the contractowner must be eligible to elect a step-up; i.e., all contractowners and the annuitant must be alive and under age 81); and

c. you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up Single Life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a ten-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless excess withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your contract value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.


The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your contract value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your contract value is less than the Guaranteed Amount (and you don't believe the contract value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.


If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. At the time of death, if the contract value equals zero, no death benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


Upon the death of the Single Life under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Single Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new Single Life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the Single Life option.

Upon the first death under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up-Joint Life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's beneficiary elects to take the annuity death benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the Joint Life option to the Single Life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the contract value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10 year period of automatic step-ups. At this time, the charge for the Rider will become the current charge in effect for new purchases of the Single Life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the Single Life option is less than the cost of the Joint Life option.


If the surviving spouse of the deceased contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new contractowner. Under the Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.


If a non-spouse beneficiary elects to receive the death benefit in installments over life expectancy (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under the Lincoln

SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the death benefit.

Impact of Divorce on Joint Life Option. In the event of a divorce, the contractowner may change from a Joint Life Option to a Single Life Option (if the contractowner is under age 81) at the current Rider charge for new sales of the Single Life Option. At the time of the change, the Guaranteed Amount will be reset to the current contract value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.

After a divorce, the contractowner may keep the Joint Life Option to have the opportunity to receive lifetime payouts for the lives of the contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the Rider up to and including the date the new spouse is added to the Rider.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the contractowner may terminate the Rider by notifying us in writing. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.


If you terminate the Rider, you must wait one year before you can re-elect Lincoln SmartSecurity (Reg. TM) Advantage, or purchase Lincoln Lifetime IncomeSM Advantage or 4LATER (Reg. TM)Advantage or any other living benefit we are offering in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage who decide to terminate the Lincoln SmartSecurity (Reg. TM) Advantage rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See i4LIFE (Reg. TM) Advantage.


Availability. The Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. All contractowners and the annuitant of the contracts with the Lincoln SmartSecurity (Reg. TM) Advantage - 1 Year Automatic Step-up option must be under age 81 at the time this Rider is elected. You cannot elect the Rider on or after the purchase of i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage or on or after the Annuity Commencement Date. The Lincoln SmartSecurity (Reg. TM) Advantage - 5 Year Elective Step-up option is no longer available for purchase.


There is no guarantee that the Lincoln SmartSecurity (Reg. TM) Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. Check with your investment representative regarding availability.



i4LIFE (Reg. TM) Advantage

i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional annuity payout rider you may purchase at an additional cost and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER (Reg. TM) Guaranteed Income Benefit (described below) for an additional charge. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access

Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your regular income payments. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-

qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charges.


i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATER (Reg. TM) Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant and secondary life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the secondary life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant and secondary life, if applicable, are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage must be elected by age 85 on qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected.

Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.

If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage, the death benefit that you had previously elected will become the death benefit under i4LIFE (Reg. TM) Advantage, unless you elect a less expensive death benefit option. If you had previously elected EEB Death Benefit, you must elect a new death benefit. Existing contractowners with the Account Value death benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value death benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.


We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See The Contracts - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life, if applicable;
 o the length of the Access Period selected;
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable (The contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

For nonqualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the annuitant and secondary life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life (if living);
 o the frequency of the regular income payments;

 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit is available during the Access Period and will be equal to the greater of:
 o the Account Value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract value or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your death benefit:



         o i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit     $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                      $ 25,000
         o Additional Withdrawal                                               $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                  $150,000

     Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:

  o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
 o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for any applicable charges associated with that withdrawal and premium taxes, if any.


Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit. The death benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no secondary life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue, if applicable. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit (version 3) is available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges.


As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage (withdrawal benefit riders) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (annuity payout rider). Refer to the 4LATER (Reg. TM)Advantage section of this prospectus for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit.


Additional purchase payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements. The version of the Guaranteed Income Benefit, the date that you purchased it, and/or whether you previously owned Lincoln Lifetime IncomeSM Advantage will determine which Investment Requirement option applies to you.


There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit riders. However, a contractowner with the Lincoln Lifetime IncomeSM Advantage who decides to drop Lincoln Lifetime IncomeSM Advantage to purchase i4LIFE (Reg. TM) Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the Lincoln Lifetime IncomeSM Advantage rider.


i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period, subject to terms and conditions at that time. If you intend to use the Guaranteed Amount from either the Lincoln SmartSecurity (Reg. TM)Advantage or the Lincoln Lifetime IncomeSM Advantage riders to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg.
TM) Advantage.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment (which is based on your Account Value as defined in the i4LIFE (Reg.
TM) Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times the remaining Guaranteed Amount divided by the contract value, if the Guaranteed Amount is greater than the contract value.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit (In other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) (Regular income payments also reduce the Account Value). This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of withdrawals to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. If your Account Value equals zero, no death benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living. If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

The contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.


If you purchased the Guaranteed Income Benefit (version 3) on or after October 6, 2008, the Guaranteed Income Benefit will automatically step-up every year to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. If you purchased the Guaranteed Income Benefit (version 2) prior to October 6, 2008, the Guaranteed Income Benefit will automatically step-up every three years on the periodic income commencement date anniversary to 75% of the current regular income payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every periodic income commencement date anniversary during either a 5-year step-up period (version 3) or every third periodic income commencement date anniversary for a 15 year step-up period (version 2). At the end of a step-up period, you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Step-ups for qualified contracts, including IRAs, will occur on a calendar year basis.

At the time of a reset of the step-up period the i4LIFE (Reg. TM) Guaranteed Income Benefit percentage charge may increase subject to the maximum guaranteed charge of 1.50%. This means that your charge may increase every five years for version 3 of the Guaranteed Income Benefit or every 15 years for version 2 of the Guaranteed Income Benefit. If we automatically administer a new step-up period for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the periodic income commencement anniversary. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period. i4LIFE (Reg.
TM)Advantage charges are in addition to the Guaranteed Income Benefit charges.

If you have an older version of the Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for sale.


The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See below in General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
  o The minimum Access Period required for this benefit is the longer of 15 years or the difference between your age (nearest birthday) and age 85. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit.
  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER (Reg. TM) Guaranteed Income Benefit section.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
  o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency; or
  o upon written notice to us; or
  o assignment of the contract.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


General i4LIFE (Reg. TM) Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit payments:



         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal      $  1,200
         o Guaranteed Income Benefit before Withdrawal                    $    900
         o Account Value at time of Additional Withdrawal                 $150,000
         o Additional Withdrawal                                          $ 15,000   (a 10% withdrawal)

     Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90 Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATER (Reg. TM) Advantage

4LATER (Reg. TM) Advantage is a rider that is available to protect against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elect 4LATER (Reg. TM) Advantage, you must elect i4LIFE (Reg. TM) with the 4LATER (Reg. TM) Guaranteed Income Benefit to receive a benefit from 4LATER (Reg. TM) Advantage. Election of these riders may limit how much you can invest in certain subaccounts. See The Contracts-Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Advantage charge.


4LATER (Reg. TM) Advantage Before Payouts Begin

The following discussion applies to 4LATER (Reg. TM) Advantage during the accumulation phase of your annuity, referred to as 4LATER (Reg. TM). This is prior to the time any payouts begin under i4LIFE (Reg. TM) Advantage with the 4LATER (Reg. TM) Guaranteed Income Benefit.

Income Base. The Income Base is a value established when you purchase 4LATER (Reg. TM) and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATER (Reg. TM) at the time you purchase the contract, the Income Base initially equals the purchase payments. If you elect 4LATER (Reg. TM) after we issue the contract, the Income Base will initially equal the contract value on the 4LATER (Reg. TM) Effective Date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments. Additional purchase payments will not be allowed if the contract value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATER (Reg. TM) Guaranteed Income Benefit, the Income Base (if higher than the contract value) is used in the 4LATER (Reg. TM) Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER (Reg. TM) Effective Date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATER (Reg. TM) provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATER (Reg. TM) or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER (Reg. TM) charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATER (Reg. TM) Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment, plus 15% of that purchase payment.

Example:


         Initial Purchase Payment                                $100,000
         Purchase Payment 60 days later                          $ 10,000
                                                                 --------
         Income Base                                             $110,000
         Future Income Base (during the 1st Waiting Period)      $126,500   ($110,000 x 115%)
         Income Base (after 1st Waiting Period)                  $126,500
         New Future Income Base (during 2nd Waiting Period)      $145,475   ($126,500 x 115%)

Any purchase payments made after the 4LATER (Reg. TM) Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment plus 15% of that purchase payment on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:


         Income Base                                                $100,000
         Purchase Payment in Year 2                                 $ 10,000
                                                                    --------
         New Income Base                                            $110,000
         Future Income Base (during 1st Waiting Period-Year 2)      $125,500   ($100,000 x 115%) + ($10,000 x 100%) +
                                                                               (10,000 x 15% x 1/3)
         Income Base (after 1st Waiting Period)                     $125,500
         New Future Income Base (during 2nd Waiting Period)         $144,325   (125,500 x 115%)

Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATER (Reg. TM) Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER (Reg. TM) Effective Date. The Maximum Income Base will be increased by 200% of any additional purchase payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined Income Bases for all Lincoln Life contracts (or contracts issued by our affiliates) owned by you or on which you are the annuitant.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

Example:


      Income Base                             $100,000      Maximum Income Base                   $200,000
      Purchase Payment in Year 2              $ 10,000      Increase to Maximum Income Base       $ 20,000
      New Income Base                         $110,000      New Maximum Income Base               $220,000
      Future Income Base after Purchase       $125,500      Maximum Income Base                   $220,000
       Payment

      Income Base (after 1st Waiting          $125,500
       Period)
      Future Income Base (during 2nd          $144,325      Maximum Income Base                   $220,000
       Waiting Period)

      Contract Value in Year 4                $112,000
      Withdrawal of 10%                       $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                          $100,800
      Income Base                             $112,950
      Future Income Base                      $129,892      Maximum Income Base                   $198,000

Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATER (Reg. TM) Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.


This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.


At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER (Reg. TM) Effective Date and starting with each anniversary of the 4LATER (Reg. TM) Effective Date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.

Eligibility. To purchase 4LATER (Reg. TM) Advantage, the annuitant must be age 80 or younger. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATER (Reg. TM) Advantage, you will not receive the benefit of the Future Income Base.


4LATER (Reg. TM) Rider Effective Date. If 4LATER (Reg. TM) is elected at contract issue, then it will be effective on the contract's effective date. If 4LATER (Reg. TM) is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.



4LATER (Reg. TM) Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under 4LATER (Reg. TM) or the contract value will be used to calculate the 4LATER (Reg. TM) Guaranteed Income Benefit. The 4LATER (Reg. TM) Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. See Charges and Other Deductions for a discussion of the 4LATER (Reg. TM) Guaranteed Income Benefit charge.

The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value (or Guaranteed Amount if applicable) on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the

Guaranteed Income Benefit Table in your 4LATER (Reg. TM) Rider. If the contract value is used to establish the 4LATER (Reg. TM) Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATER (Reg. TM) Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER (Reg. TM) Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER (Reg. TM) Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg.
TM) Advantage regular income payment. If your regular income payment is less than the 4LATER (Reg. TM) Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATER (Reg. TM) Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:



         o i4LIFE (Reg. TM) Account Value before market decline      $135,000
         o i4LIFE (Reg. TM) Account Value after market decline       $100,000
         o Guaranteed Income Benefit                                 $    810
         o Regular Income Payment after market decline               $    769
         o Account Value after market decline and Guaranteed         $ 99,190
         Income Benefit payment

If your Account Value reaches zero as a result of withdrawals to provide the 4LATER (Reg. TM) Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER (Reg. TM) Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER (Reg. TM) Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER (Reg. TM) Guaranteed Income Benefit for as long as the annuitant (or the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period). If your Account Value equals zero, no death benefit will be paid.

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATER (Reg. TM) Guaranteed Income Benefit, the 4LATER (Reg. TM) Guaranteed Income Benefit will never come into effect.


The 4LATER (Reg. TM) Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATER (Reg. TM) Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATER (Reg. TM) Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge of 1.50% (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charge). After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred.


Additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATER (Reg. TM) Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER (Reg. TM) Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER (Reg. TM) Advantage, subject to the terms in your rider. (Note: i4LIFE (Reg. TM) Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATER (Reg. TM) Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER (Reg. TM) Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATER (Reg. TM) Rider will terminate.

When you make your 4LATER (Reg. TM) Guaranteed Income Benefit and i4LIFE (Reg.
TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATER (Reg. TM), the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years

     Current i4LIFE (Reg. TM) Advantage regular income payment = $6,375 Current 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692


     Extend Access Period 5 years:

     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5,355 Percentage change in i4LIFE (Reg. TM) Advantage regular income payment =
 $5,355 - $6,375 = 84%
     New 4LATER (Reg. TM) Guaranteed Income Benefit = $5,692 x 84% = $4,781



General Provisions of 4LATER (Reg. TM) Advantage

Termination. After the later of the third anniversary of the 4LATER (Reg. TM) Rider Effective Date or the most recent Reset, the 4LATER (Reg. TM) Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATER (Reg. TM) will automatically terminate upon any of the following events:
 o termination of the contract to which the 4LATER (Reg. TM) Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner), including the assignment of the contract.

After the periodic income commencement date, the 4LATER (Reg. TM) Rider will terminate due to any of the following events:
 o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected); or
 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATER (Reg. TM) Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATER (Reg. TM) prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATER (Reg. TM) or purchase the Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage. If you terminate the 4LATER (Reg. TM) Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.


Availability. Check with your registered representative regarding availability. You cannot elect 4LATER (Reg. TM) after an annuity payout option or i4LIFE (Reg. TM) Advantage has been elected, and it cannot be elected on contracts that currently have Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage and elect 4LATER (Reg. TM) will not carry their Guaranteed Amount over into the new 4LATER (Reg. TM). The 4LATER (Reg. TM) Income Base will be established based on the contractowner's contract value on the Effective Date of 4LATER (Reg. TM). Contractowners who drop Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage will have to wait one year before they can elect 4LATER (Reg. TM). See The Contracts
- Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the annuitant's 90th birthday. However, you must elect to receive annuity payouts by the annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Amount Annuity Payout option.

Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


Lincoln SmartIncomeSM Inflation. The Lincoln SmartIncomeSM Inflation Fixed Annuity Payout Option ("Lincoln SmartIncomeSM Inflation") is an annuity payout option that provides:
 o Scheduled Payments (the periodic annuity payouts under this rider) for the life of the annuitant and secondary life (secondary life may also be referred to as joint life), if applicable, that may change each January based on changes in the Consumer Price Index-Urban (CPI). The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers published by the U.S. Bureau of Labor Statistics and is widely used to measure inflation.
 o A Guaranteed Minimum Scheduled Payment.
 o A death benefit based on the Reserve Value.

 o A Reserve Value from which additional withdrawals, called Unscheduled Payments, may be taken at any time as long as the Reserve Value is greater than zero and up to the amount of the Reserve Value less any related charges and taxes.

You must wait at least one year from the effective date of the contract to elect Lincoln SmartIncomeSM Inflation. For non-qualified annuities the annuitant and joint annuitant must be at least 50 years of age and not older than 85 years of age (50 years and not more than 75 years of age for qualified annuities). The minimum contract value that may be credited to this annuity payout option is $50,000 and the maximum is $2,000,000.

You may consider electing this annuity payout option if you would like an annuity payout that may increase or decrease as inflation, as measured by the CPI, increases or decreases. Lincoln SmartIncomeSM Inflation also provides a guaranteed minimum payout, death benefits and access to the Reserve Value from which you can take Unscheduled Payments. We offer other fixed annuity payout options that have a higher income factor and would result in a higher payment than Lincoln SmartIncomeSM Inflation but do not offer Unscheduled Payments or a death benefit. You should carefully consider whether or not Lincoln SmartIncomeSM Inflation is the appropriate choice for you.

All or a portion of your contract value may be used to fund the Lincoln SmartIncomeSM Inflation. You may select both Lincoln SmartIncomeSM Inflation and another annuity payout option at the same time by allocating less than 100% of your contract value to Lincoln SmartIncomeSM Inflation and the remainder to the other annuity payout option. If only a portion of your contract value is used to fund Lincoln SmartIncomeSM Inflation, the remainder of the contract value must be used to fund another annuity payout option.

The Lincoln SmartIncomeSM Inflation may not be available for purchase in the future as we reserve the right not to offer it for sale. The availability of Lincoln SmartIncomeSM Inflation will depend upon your state's approval of the contract rider. We also reserve the right to substitute an appropriate index for the CPI, if:

1. The CPI is discontinued, delayed, or otherwise not available for this use;
or

2. The composition, base or method of calculating the CPI changes so that we deem it inappropriate for use.

If the CPI is discontinued, delayed or otherwise not available, or if the composition, base or method of, calculating the CPI changes so that we deem it inappropriate for use in Lincoln SmartIncomeSM Inflation, we will substitute an appropriate index for the CPI. In the case of a substitution, we will give you written notification at least 30 days in advance of this change, as well as provide you with an amendment to the prospectus. We will attempt to utilize a substitute index generated by the government that is a measure of inflation. We will not substitute an index created by us or one of our affiliates. Upon substitution of the CPI, annuity payment values will be calculated consistent with the formulas currently used but with different index values for calculating the Scheduled Payment and Reserve Value adjustments. If we substitute a different index of the CPI you may cancel the Rider per the terms of the termination provisions of Rider and may be subject to an Unscheduled Payment charge. See Termination and Unscheduled Payments.

Rider Year and Rider Date. The Rider Date is the effective date of the Rider. The Rider Date anniversary is the same calendar day as the Rider Date each calendar year. A Rider Year is each 12-month period starting with the Rider Date and starting each Rider Date anniversary after that.

Scheduled Payment and Guaranteed Minimum Scheduled Payment. Scheduled Payments are annuity payouts for the life of the annuitant (and secondary life if applicable).You choose when payments will begin and whether the Scheduled Payment is paid monthly, quarterly, semi-annually or annually. Once the Scheduled Payment frequency is established it cannot be changed. The frequency of the Scheduled Payments will affect the dollar amount of each Scheduled Payment. For example, a more frequent payment schedule will reduce the dollar amount of each Scheduled Payment. The first payment must be at least 30 days after the Rider Date and before the first Rider Date anniversary. The Scheduled Payment will be adjusted either up or down on an annual basis depending on the percentage change of the CPI. Scheduled Payments are also adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deduction for premium taxes. If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment, as adjusted, you will receive the Guaranteed Minimum Scheduled Payment, as adjusted, unless Unscheduled Payments have reduced the Reserved Value to zero, in which case the Rider will terminate.

Lincoln SmartIncomeSM Inflation also provides a Guaranteed Minimum Scheduled Payment which is initially equal to the first Scheduled Payment. The Guaranteed Minimum Scheduled Payment may be adjusted for Unscheduled Payments, any related Unscheduled Payment charge and any deductions for premium taxes, but is not adjusted for changes in the CPI. (See further discussion and example of reductions to the Scheduled Payment and Guaranteed Minimum Scheduled Payment for Unscheduled Payment in the Unscheduled Payment section below.)

The initial Scheduled Payment is calculated by multiplying the contract value allocated to Lincoln SmartIncomeSM Inflation, reduced for any premium tax, by an income factor. The income factor is based upon:
 o the age and sex of the annuitant and secondary life;
 o the frequency of the Scheduled Payments;
 o the Scheduled Payments start date.

For a given contractowner with the same characteristics (sex, age, frequency of annuity payouts and annuity payout start date) the income factor for a fixed lifetime annuity payout option would be higher than the income factor for Lincoln SmartIncomeSM Inflation. You may request an illustration of annuity values prior to purchasing Lincoln SmartIncomeSM Inflation which will illustrate the Scheduled Payment and Guaranteed Minimum Scheduled Payment you may expect.

Reserve Value. The Reserve Value is a value we establish to determine the amount available for Unscheduled Payments and the death benefit, if any. The initial Reserve Value on the Rider Date is equal to the amount of the contract value used to purchase Lincoln SmartIncomeSM Inflation, less any outstanding premium taxes that have not previously been deducted. Each January 1, the Reserve Value will be adjusted either up or down by the percentage change in the CPI during the preceding calendar year, as described below. The Reserve Value is decreased dollar for dollar by any Scheduled or Unscheduled Payments and related Unscheduled Payment charges or any premium taxes. There is no minimum floor to the Reserve Value. If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (and not due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable.

If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

Adjustment of the Scheduled Payment and Reserve Value. Each January 1st (Adjustment Date) the Scheduled Payment and Reserve Value may be adjusted up or down by the same percentage, which will be the percentage change in the CPI during the preceding calendar year. The CPI is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for all Urban Consumers and is published monthly by the United States Department of Labor, Bureau of Labor Statistics (BLS). The CPI measures over time the average price change paid by urban consumers for consumer goods and services. The CPI is published as a number (CPI Value).You may obtain information regarding the CPI from BLS electronically (www.bls.gov/cpi), through subscriptions to publications, and via telephone and fax, through automated recordings.

The adjustment to the Scheduled Payment and to the Reserve Value each Adjustment Date may be positive or negative, depending upon whether the CPI Value has risen or fallen in the preceding calendar year. A rise in the CPI Value will result in a positive adjustment. A fall in the CPI Value will result in a negative adjustment. The percentage change in the CPI is measured by the change in the CPI Value published each December immediately preceding the Adjustment Date compared to either the initial CPI Value (first adjustment) or the CPI Value published in December two calendar years preceding the Adjustment Date (all subsequent adjustments after the first). The CPI Value published in December is the CPI Value for the month of November. The first adjustment to the Scheduled Payment and Reserve Value will be made on the next Adjustment Date following the Rider Date. For the first adjustment the initial CPI Value will be the CPI Value published in the month preceding the Rider Date. The calculation of the first adjustment percentage will be equal to [(i)/(ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the initial CPI Value

Following is an example of the calculation of the first adjustment percentage and the first adjustment to the Reserve Value using hypothetical CPI values:





     Initial Reserve Value on Rider Date 4/15/2009                        $ 150,000
     Initial Scheduled Payment on 4/15/2009                               $   8,000
     Initial CPI Value published in March 2009                                  150
     CPI Value published in December 2009                                       155
     Adjustment percentage (155/150)                                       1.033333
     Reserve Value After 1/1/2010 Adjustment ($150,000 x 1.033333)        $ 155,000
     Scheduled Payment After 1/1/2010 Adjustment ($8,000 x 1.033333)      $8,266.67



Subsequent adjustments will be calculated on each subsequent Adjustment Date. Subsequent adjustments will be based upon the percentage change in the CPI Value published in December immediately preceding the Adjustment Date compared with the CPI Value published two calendar years prior to the Adjustment Date. Calculations of the adjustment percentage after calculation of the first adjustment percentage will be equal to [(i)/ (ii)] where:

 (i) is the CPI Value published in December of the calendar year immediately preceding the Adjustment Date
(ii) is the CPI Value published in December two calendar years preceding the Adjustment Date.

If adjustments to the Scheduled Payment cause it to be less than the Guaranteed Minimum Scheduled Payment you will receive the Guaranteed Minimum Scheduled Payment. While you are receiving the Guaranteed Minimum Scheduled Payment we will continue to adjust the Scheduled Payment by the percentage change of the CPI Value published each December immediately preceding the Adjustment Date compared to the CPI Value published two calendar years prior to the Adjustment Date. You will start to receive the Scheduled Payment again in the year that it is adjusted so that it is greater than the Guaranteed Minimum Scheduled Payment.

The following example demonstrates the impact of a positive change in a hypothetical CPI Value resulting in a positive adjustment to the Scheduled Payment and Reserve Value:





     Annual Scheduled Payment for calendar year 2009                                          $   5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $   4,800
     Reserve Value 12/31/2009                                                                 $ 100,000
     CPI Value published in December 2009                                                           120
     CPI Value published in December 2008                                                           115
     Adjustment percentage (120/115):                                                          1.043782
     Reserve Value after 1/1/2010 adjustment ($100,000 x 1.043782)                            $ 104,378
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $5,217.39
     1.043782)



Since the Scheduled Payment (after the adjustment) for 2010 of $5,217.39 is greater than the Guaranteed Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Scheduled Payment of $5,217.39.

The following example demonstrates the impact of a negative change in a hypothetical CPI Value resulting in a negative adjustment to the Scheduled Payment and Reserve Value:





     Annual Scheduled Payment for calendar year 2009                                          $    5,000
     Guaranteed Minimum Scheduled Payment for calendar year 2009                              $    4,800
     Reserve Value 12/31/2009                                                                 $  100,000
     CPI Value published in December 2009                                                            120
     CPI Value published in December 2008                                                            130
     Adjustment percentage (120/130):                                                          0.9230769
     Reserve Value after 1/1/2010 adjustment ($100,000 x 0.9230769)                           $   92,308
     Annual Scheduled Payment for calendar year 2010 after 1/1/2010 adjustment ($5,000 x      $ 4,615.38
     0.9230769)



Since the Scheduled Payment (after adjustment) for 2010 of $4,615.38 is less than the Guaranteed Minimum Scheduled Payment of $4,800, the payment you will receive in 2010 will equal the Guaranteed Minimum Scheduled Payment of $4,800.

Continuing this example for the next year's adjustment:





     Annual Scheduled Payment for calendar year 2010                                          $   4,800
     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $   4,800
     Reserve Value 12/31/2010 ($92,308 - $4,800)                                              $  87,508
     CPI Value published in December 2010                                                           140
     CPI Value published in December 2009                                                           120
     Adjustment percentage (140/120):                                                           1.16666
     Reserve Value after 1/1/2011 adjustment ($87,508 x 1.166666)                             $ 102,093
     Annual Scheduled Payment for calendar year 2011 after 1/1/2011 adjustment ($4,615.38     $5,384.61
  x
     1.166666)



The adjustment is applied to the previously calculated Scheduled Payment ($4,615.38) and not the Guaranteed Minimum Scheduled Payment $4,800. Since the adjusted Scheduled Payment is greater than the Guaranteed Minimum Guaranteed Payment, the Scheduled Payment will be paid out in calendar year 2011.

Unscheduled Payments. You may take withdrawals in addition to your Scheduled Payments (Unscheduled Payments) up to the amount of the Reserve Value less any related Unscheduled Payment charges and any deduction for any premium taxes. Unscheduled Payments and any related Unscheduled Payment charges or premium taxes will reduce the Reserve Value on a dollar for dollar basis. Unscheduled Payments will reduce the Scheduled Payments and Guaranteed Minimum Scheduled Payment in the same proportion the Unscheduled Payment reduces the Reserve Value (including Unscheduled Payment charges and taxes). Because the Reserve Value is reduced over time (due to Scheduled Payments, Unscheduled Payments and related Unscheduled Payment charges and any premium taxes) an Unscheduled Payment taken in the later years of the Rider when the Reserve Value is smaller may result in a larger proportional reduction to the Scheduled Payment and Guaranteed Minimum Scheduled Payment than if the same Unscheduled Payment was taken in the early years of the Rider when the Reserve Value was larger and may also result in a proportional reduction of the Scheduled Payment and Guaranteed Minimum Scheduled Payment that is more than the Unscheduled Payment amount taken.

If the Reserve Value falls to zero because of Scheduled Payments and/or negative CPI Adjustments (other than due to the deduction of Unscheduled Payments and related Unscheduled Payment charges and taxes) there will be no more annual adjustments to the

Reserve Value and there will be no more Unscheduled Payments or death benefit. However, the Scheduled Payments will continue for the life of the annuitant and secondary life, if applicable. If the deduction of an Unscheduled Payment and related Unscheduled Payment charge reduces the Reserve Value to zero the Lincoln SmartIncomeSM Inflation will terminate.

The following example shows how an Unscheduled Payment of $2,000 taken in the early years of the Rider results in a $300 proportional reduction of the Guaranteed Minimum Scheduled Payment. The example assumes that no other Unscheduled Payments have been taken.




     Reserve Value 1/1/2010                                                                  $100,000
     Guaranteed Minimum Scheduled Payment 1/1/2010                                           $ 15,000
     Unscheduled Payment 1/2/2010                                                            $  2,000
     Proportional reduction percentage ($2,000/$100,000)                                          .02
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.02 x $15,000)      $    300
     New Guaranteed Miniumum Scheduled Payment                                               $ 14,700



The example next shows how the same $2,000 Unscheduled Payment taken in the later years of the Rider results in a $3,000 proportional reduction of the Guaranteed Minimum Scheduled Payment which is more than the actual Unscheduled Payment amount.





     Reserve Value 1/1/2010                                                                  $10,000
     Guaranteed Minimum Scheduled Payment                                                    $15,000
     Unscheduled Payment 1/2/2010                                                            $ 2,000
     Proportional reduction percentage ($2,000/$10,000)                                          .20
     Proportional reduction to the Guaranteed Minimum Scheduled Payment (.20 x $15,000)      $ 3,000
     New Guaranteed Minimum Scheduled Payment ($15,000 - $3,000)                             $12,000



Please note that any Unscheduled Payments may significantly reduce your future Scheduled Payments, Guaranteed Minimum Scheduled Payment, as well as your Reserve Value, so carefully consider this before deciding to take an Unscheduled Payment.

If the Unscheduled Payment is taken during the first seven Rider Years an Unscheduled Payment charge is assessed on the amount of the Unscheduled Payment that exceeds the 10% free amount per Rider Year. Unscheduled Payments of up to 10% of the then current Reserve Value may be taken each Rider Year without charge, as long as the then current Reserve Value is greater than zero. The Unscheduled Payment charge is assessed against Unscheduled Payments in excess of 10% of the then current Reserve Value in a Rider Year. Unscheduled Payments that do not exceed on a cumulative basis more than 10% of the then current Reserve Value each year are not subject to an Unscheduled Payment charge. If an Unscheduled Payment is subject to an Unscheduled Payment charge the charge will be deducted from the Unscheduled Payment so that you will receive less than the amount requested. If the annuitant or secondary life is diagnosed with a terminal illness or confined to an extended care facility after the first Rider Year, then no Unscheduled Payment charges are assessed on any Unscheduled Payment. The Unscheduled Payment charge is also waived upon payment of a death benefit as described below. See Charges and Other Deductions - Charges for Lincoln SmartIncomeSM Inflation for a schedule of Unscheduled Payment charges.

The following example demonstrates the Unscheduled Payment charge for an Unscheduled Payment taken in the third Rider Year and the impact to Scheduled Payments and the Guaranteed Minimum Scheduled Payment:

     Guaranteed Minimum Scheduled Payment for calendar year 2010                              $    4,800
     Annual Scheduled Payment for calendar year 2010 paid 1/1/2010                            $    5,000
     Reserve Value 1/1/2010 before Scheduled Payment                                          $  515,000
     Reserve Value 1/2/2010 after Scheduled Payment ($515,000 - $5,000)                       $  510,000
     Unscheduled Payment charge percent                                                                7%
     Then current Reserve Value before Unscheduled Payment on 1/15/2010                       $  510,000
     Free amount on 1/15/2010 (10% x $510,000)                                                $   51,000
     Unscheduled Payment 1/15/2010                                                            $   10,000
     [since Unscheduled Payment is within the 10% free amount ($10,000 < = $51,000) there is
     no Unscheduled Payment charge]
     Reserve Value 1/15/2010 after Unscheduled Payment ($510,000 - $10,000)                   $  500,000
     Proportional reduction percentage due to Unscheduled Payment ($10,000/$510,000)             1.96078%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,902
     ($5,000 x .0196078)]
     Guaranteed Scheduled Payment after proportional reduction [$4,800 -($4,800 x             $    4,706
  .0196078)]
     Then current Reserve Value 2/1/2010 before second Unscheduled Payment                    $  500,000
     2nd Unscheduled Payment 2/1/2010                                                         $   75,000
     Free amount on 2/1/2010 (10% x $500,000)                                                 $   50,000
     Remaining free amount ($50,000 - $10,000 prior Unscheduled Payment)                      $   40,000
     Unscheduled Payment charge [($75,000 - $40,000) x .07]                                   $    2,450
     Unscheduled Payment paid (minus Unscheduled Payment charge ($75,000 - $2,450)            $   72,550
     Proportional reduction percentage due to Unscheduled Payment ($75,000/$500,000)                  15%
     Scheduled Payment after proportional reduction for Unscheduled Payment [$5,000 -         $    4,250
     ($5,000 x .15)]
     Guaranteed Minimum Scheduled Payment after proportional reduction for Unscheduled        $    4,000
     Payment [$4,800 - ($4,800 x .15)]
     Reserve Value after 2/2/2010 Unscheduled Payment and Unscheduled Payment charge          $  425,000
     ($500,000 - $75,000)



If the deduction for an Unscheduled Payment, including any related Unscheduled Payment charge and premium taxes, reduces the Reserve Value to zero, Lincoln SmartIncomeSM Inflation will terminate.

Death of Contractowner, Annuitant or Secondary Life. On or after the annuity commencement date, upon the death of the contractowner, annuitant or the secondary life a death benefit will be paid if there is a Reserve Value. The death benefit will be determined as of the date due proof of death is received by us. See Annuity Options - General Information.

The death benefit paid under Lincoln SmartIncomeSM Inflation will be the greater of:
 a. the current Reserve Value as of the date due proof of death is received by us; or
b. the initial Reserve Value, less all Scheduled and Unscheduled Payments, less any Unscheduled Payment charges.

Following is an example of the calculation of a death benefit upon the death of the contractowner demonstrating the impact of a negative hypothetical CPI factor:





  7/15/2009   Initial Reserve Value                                              $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10        $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value             $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment
              ($90,000 - $45,000 = $45,000)
  8/6/2010    Death of a contractowner
              Death benefit is greater of
               a) current Reserve Value ($45,000);or
               b) initial Reserve Value minums Scheduled Payment
                ($100,000 - $45,000 = $55,000)
  8/5/2010    Death benefit paid                                                 $ 55,000



If any contractowner (who is not the annuitant) dies while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership (i.e. the beneficiary or successor owner) pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero, or (ii) the death(s) of the annuitant and any secondary life.

If the annuitant dies (whether or not the annuitant is an owner) while Lincoln SmartIncomeSM Inflation is in force, the holder of the rights of ownership pursuant to the terms of the underlying contract may:

 1. Terminate the contract and receive the death benefit, if any, in a lump-sum; or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments less any Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of any secondary life.

If the secondary life (who is not an owner) dies while Lincoln SmartIncomeSM Inflation is in force the holder of the rights of ownership pursuant to the terms of the underlying contract, may:

 1. Terminate the contract and receive the death benefit, if any in a lump-sum;
or

 2. Continue the contract in force and receive Scheduled Payments and Unscheduled Payments, less Unscheduled Payment charge until the later of (i) the Reserve Value being reduced to zero (this may result in a reduced final Scheduled Payment where the Reserve Value is less than the Scheduled Payment to reduce the Reserve Value to zero), or (ii) the death of the annuitant.

Once you elect Lincoln SmartIncomeSM Inflation, any prior death benefit elections will terminate (other than any death benefit in effect under i4LIFE (Reg. TM) Advantage) and the Lincoln SmartIncomeSM Inflation death benefit will be in effect. If you have elected i4LIFE (Reg. TM) Advantage, the i4LIFE (Reg.
TM) Advantage death benefit will be in effect only on the portion of the contract value invested in i4LIFE (Reg. TM) Advantage.

If we were not notified of a death and we continue to make Scheduled or Unscheduled Payments after the date that Lincoln SmartIncomeSM Inflation should have been terminated, any such payments made are recoverable by us. The contractowner(s) or the holder of the rights of ownership will be liable to the Company for the amount of such payments made.

Termination.

You may terminate the Lincoln SmartIncomeSM Inflation by taking an Unscheduled Payment that results in the Reserve Value being reduced to zero due to the deduction of the Unscheduled Payment and any related Unscheduled Payment charge and any premium taxes. Upon termination of the Rider due to the deduction of an Unscheduled Payment, and any related Unscheduled Payment charge and any premium taxes, there will be no further Scheduled Payments made or received under the Rider.

If the Reserve Value is reduced to zero and the sum of the Scheduled and Unscheduled Payments made, plus all Unscheduled Payment charges incurred, is less than the initial Reserve Value, we will pay the holder of the rights of ownership, the difference. The payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made, plus charges incurred may occur under circumstances where changes in the CPI have been negative, thus resulting in a lowered Reserve Value.

The following example shows how negative changes to the CPI result in a payment of the difference between the initial Reserve Value and the sum of all Scheduled and Unscheduled Payments made plus incurred charges:





  7/15/2009   Initial Reserve Value                                                          $100,000
  1/10/2010   Reserve Value is adjusted due to negative CPI Value of -.10                    $ 90,000
              ($100,000 x .10 = $10,000 Adjustment)
              ($100,000 - $10,000 = $90,000 Reserve Value)
  2/1/2010    Scheduled Payment of $45,000 reduces the Reserve Value                         $ 45,000
              Reserve Value is reduced by the amount of the Scheduled Payment ($90,000 -
              $45,000 = $45,000)
  8/6/2010    Unscheduled Payment                                                            $ 45,000
              Reserve Value                                                                  $      0
              Reserve Value is reduced to zero which results in termination of the rider
              Initial Reserve Value is greater than payments received
              [$100,000 > ($45,000 + $45,000) = $90,000]
              Final payment made to holder of rights of ownership                            $ 10,000


General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase payments allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest Adjustment and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.


Guaranteed Periods

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

You may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


Interest Adjustment

Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Maximum Annual Withdrawal Limit in Lincoln SmartSecurity (Reg. TM) Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of contract value from a fixed subaccount will be increased or decreased by an interest adjustment, unless the transfer, withdrawal or surrender is effective:

 o during the free look period (See Return Privilege).
 o on the expiration date of a guaranteed period.
 o as a result of the death of the contractowner or annuitant.
 o subsequent to the diagnosis of a terminal illness of the contractowner. Diagnosis of the terminal illness must be after the contract date and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
 o subsequent to the admittance of the contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the contract date and continue for 90 consecutive days prior to the surrender or withdrawal.
 o subsequent to the permanent and total disability of the contractowner if such disability begins after the contract date and prior to the 65th birthday of the contractowner.
 o upon annuitization of the contract.

These provisions may not be applicable to your contract or available in your state. Please check with your investment representative regarding the availability of these provisions.

In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n      -1
-------------
  (1+B +K )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.


Small Contract Surrenders

We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender.


Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.


Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).

Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln Life and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Services, Inc. (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 2.00% of purchase payments, plus up to 0.25% quarterly based on contract value. LFN may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

Lincoln Life also pays for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFN. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 2.50% of purchase payments , plus up to 0.30% quarterly based on contract value. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product"treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln Life may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.


These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2009 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to LFD. This allowance, which ranges from 0.10% to 0.16% is based on the amount of purchase payments initially allocated to the American Funds Insurance Series underlying the variable annuity. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax Deferral On Earnings

The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.

Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age At Which Annuity Payouts Begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation Of Withdrawals And Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecurity (Reg. TM) Advantage or Lincoln Lifetime IncomeSM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your contract value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation Of Annuity Payouts, Including Regular Income Payments

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.


Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),

 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).

Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and Assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting A Contract


If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


Charges for Additional Benefits


Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit and other optional rider charges, if any, as a contract withdrawal.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of Qualified Contracts and Terms of Contracts

Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans

We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Pursuant to new tax regulations, starting September 24, 2007, the contract is not available for purchase under a 403(b) plan and since July 31, 2008, we do not accept additional premiums or transfers to existing 403(b) contracts. Also, we now are generally required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer processing payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Minimum annual distributions are required under most qualified plans once you reach a certain age, typically age 701/2, as described below.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.


Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


Federal Penalty Taxes Payable on Distributions

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA)

permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under Federal tax law, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.


Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each contractowner provide their voting instructions to us. Even though contractowners may choose not to provide voting instruction, the shares of a fund to which such contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to The Lincoln National Life Insurance Company at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes which had been deducted. No interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value during the free-look period.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return the greater of the purchase payment(s) or contract value as of the valuation date we receive the cancellation request, plus any premium taxes that had been deducted. IRA purchasers will also receive the greater of purchase payments or contract value as of the valuation date.


State Regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.


Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.


Legal Proceedings

In the ordinary course of its business, Lincoln Life, the VAA, and the principal underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of Lincoln Life, the financial position of the VAA, or the principal underwriter.

Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N


Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Capital Markets
Advertising & Ratings
Additional Services
Other Information
Financial Statements

For a free copy of the SAI complete the form below:











                Statement of Additional Information Request Card
                    Lincoln ChoicePlus AssuranceSM (C Share)
                    Lincoln Life Variable Annuity Account N










   .
Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N Lincoln ChoicePlus AssuranceSM (C Share).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------



Mail to The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46801-2348.

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Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and accumulation units for contracts purchased before June 5, 2005 for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                        with EEB                           with EGMDB                           with GOP
          ------------------------------------ ---------------------------------- ------------------------------------
            Accumulation unit                   Accumulation unit                   Accumulation unit
                  value                               value                               value
          ----------------------   Number of   --------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning    End of    accumulation
           of period    period       units      of period   period      units      of period    period       units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- ---------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AIM V.I. Capital Appreciation
2006  .       N/A         N/A         N/A          N/A        N/A        N/A         11.636     11.462           1*
2007  .       N/A         N/A         N/A          N/A        N/A        N/A         11.462     12.610           1*
2008  .       N/A         N/A         N/A          N/A        N/A        N/A         12.610      7.123           1*
2009  .       N/A         N/A         N/A          N/A        N/A        N/A          7.123      8.467           1*
---------     --          --          --------     --         ---        -           ------     ------           -
AIM V.I. Core Equity
2006  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
2007  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
---------     --          --          --------     --         ---        -           ------     ------        ----
AIM V.I. International Growth Fund
2003  .       N/A         N/A         N/A          N/A        N/A        N/A          8.792     11.133       1,059
2004  .       N/A         N/A         N/A          N/A        N/A        N/A         11.133     13.560           1
2005  .       N/A         N/A         N/A          N/A        N/A        N/A         13.560     15.715           1
2006  .       N/A         N/A         N/A          N/A        N/A        N/A         15.715     19.788           2
2007  .       N/A         N/A         N/A          N/A        N/A        N/A         19.788     22.298           1
2008  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
2009  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A         N/A         N/A
---------     --          --          --------     --         ---        -           ------     ------       -----
AllianceBernstein VPS Global Thematic Growth
2003  .       N/A         N/A         N/A          2.788     3.944         881        7.379     10.447       1,091
2004  .       N/A         N/A         N/A          3.944     4.076           1       10.447     10.810           4
2005  .       N/A         N/A         N/A          4.076     4.156           1       10.810     11.032           3
2006  .       N/A         N/A         N/A          4.156     4.431           1       11.032     11.773           3
2007  .       N/A         N/A         N/A          4.431     5.226           1       11.773     13.898           4
2008  .       N/A         N/A         N/A          5.226     2.700           1       13.898      7.189           2
2009  .       N/A         N/A         N/A          2.700     4.067           1        7.189     10.839           5
---------     --          --          --------     -----     -----       -----       ------     ------       -----
AllianceBernstein VPS Growth and Income
2003  .       N/A         N/A         N/A          7.889    10.257      23,386        8.667     11.281      22,863
2004  .      11.204     12.233          1         10.257    11.221          83       11.281     12.354          58
2005  .      12.233     12.561          2         11.221    11.545          74       12.354     12.723          88
2006  .      12.561     14.425          2         11.545    13.285          61       12.723     14.655          80
2007  .      14.425     14.849          2         13.285    13.703          57       14.655     15.130          69
2008  .      14.849      8.645          1         13.703     7.993          49       15.130      8.835          58
2009  .       8.645     10.213          1          7.993     9.463          29        8.835     10.469          50
---------    ------     ------        ---         ------    ------      ------       ------     ------      ------
AllianceBernstein VPS International Value
2006  .       N/A         N/A         N/A         10.659    11.842          10       11.043     11.850           6
2007  .      12.521     12.257          1*        11.842    12.297          12       11.850     12.318          17
2008  .       N/A         N/A         N/A         12.297     5.651          16       12.318      5.666          19
2009  .       N/A         N/A         N/A          5.651     7.468          19        5.666      7.496          21
---------    ------     ------        ---         ------    ------      ------       ------     ------      ------
AllianceBernstein VPS Large Cap Growth
2003  .       N/A         N/A         N/A          4.273     5.186       4,990        8.142      9.891         643
2004  .       N/A         N/A         N/A          5.186     5.527          38        9.891     10.551           1
2005  .       N/A         N/A         N/A          5.527     6.243          28       10.551     11.931           1
2006  .       N/A         N/A         N/A          6.243     6.101          31       11.931     11.672           2
2007  .       N/A         N/A         N/A          6.101     6.819          31       11.672     13.057           1
2008  .       N/A         N/A         N/A          6.819     4.036          26       13.057      7.737           1
2009  .       N/A         N/A         N/A          4.036     5.443          32        7.737     10.444           1
---------    ------     ------        ---         ------    ------      ------       ------     ------      ------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation unit                   Accumulation unit                  Accumulation unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AllianceBernstein VPS Small/Mid Cap Value
2003  .       N/A         N/A         N/A         10.936    15.156       1,158       10.950    15.191         431
2004  .       N/A         N/A         N/A         15.156    17.751          22       15.191    17.811          11
2005  .       N/A         N/A         N/A         17.751    18.619          28       17.811    18.700          30
2006  .       N/A         N/A         N/A         18.619    20.915          27       18.700    21.027          22
2007  .       N/A         N/A         N/A         20.915    20.887          17       21.027    21.020          19
2008  .       N/A         N/A         N/A         20.887    13.201          13       21.020    13.298          17
2009  .       N/A         N/A         N/A         13.201    18.524           6       13.298    18.679          17
---------     --          --          ---         ------    ------       -----       ------    ------         ---
American Century Investments VP Inflation Protection Fund
2004  .       9.991     10.392          1          9.905    10.404          16       10.042    10.410          72
2005  .      10.392     10.360          3         10.404    10.393          50       10.410    10.410         143
2006  .      10.360     10.330          3         10.393    10.384          41       10.410    10.411         100
2007  .      10.330     11.105          3         10.384    11.185          30       10.411    11.226          76
2008  .      11.105     10.727         10         11.185    10.826          26       11.226    10.876          71
2009  .      10.727     11.608         20         10.826    11.740          39       10.876    11.806          58
---------    ------     ------        ---         ------    ------       -----       ------    ------         ---
American Funds Global Growth Fund
2004  .      10.267     11.252          1         10.216    11.266           7       10.239    11.273          16
2005  .      11.252     12.601          2         11.266    12.641          23       11.273    12.662          27
2006  .      12.601     14.897          3         12.641    14.975          45       12.662    15.014          26
2007  .      14.897     16.795          3         14.975    16.917          31       15.014    16.978          25
2008  .      16.795     10.158         12         16.917    10.252          28       16.978    10.299          19
2009  .      10.158     14.190          9         10.252    14.350          27       10.299    14.431          18
---------    ------     ------        ---         ------    ------       -----       ------    ------         ---
American Funds Global Small Capitalization Fund
2003  .       N/A         N/A         N/A          5.627     8.497       3,621        9.969    15.071       9,573
2004  .      14.974     17.769          1*         8.497    10.104          82       15.071    17.937          29
2005  .      17.769     21.866          1*        10.104    12.458         135       17.937    22.139          51
2006  .      21.866     26.628          1*        12.458    15.201         135       22.139    27.042          46
2007  .      26.628     31.742          1*        15.201    18.157         102       27.042    32.332          54
2008  .      31.742     14.482          1*        18.157     8.301          76       32.332    14.796          38
2009  .      14.482     22.931          1*         8.301    13.170          47       14.796    23.498          31
---------    ------     ------        ---         ------    ------       -----       ------    ------       -----
American Funds Growth Fund
2003  .       9.130     12.262        836          5.368     7.224      70,637        9.164    12.344      52,948
2004  .      12.262     13.541          5          7.224     7.993         407       12.344    13.673         272
2005  .      13.541     15.445          6          7.993     9.136         461       13.673    15.643         362
2006  .      15.445     16.711          6          9.136     9.904         371       15.643    16.976         306
2007  .      16.711     18.431          5          9.904    10.945         316       16.976    18.779         272
2008  .      18.431     10.137          2         10.945     6.032         225       18.779    10.360         205
2009  .      10.137     13.873          2          6.032     8.272         283       10.360    14.221         181
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
American Funds Growth-Income Fund
2003  .       9.066     11.786        831          8.456    11.015      49,158        9.101    11.867      84,704
2004  .      11.786     12.771         16         11.015    11.959         370       11.867    12.897         391
2005  .      12.771     13.268         31         11.959    12.449         406       12.897    13.439         522
2006  .      13.268     15.005         31         12.449    14.107         380       13.439    15.244         409
2007  .      15.005     15.473         24         14.107    14.576         286       15.244    15.767         363
2008  .      15.473      9.440          3         14.576     8.911         192       15.767     9.648         281
2009  .       9.440     12.162          3          8.911    11.503         164        9.648    12.468         241
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
American Funds International Fund
2003  .       9.060     11.994        312          5.168     6.855      36,438        9.094    12.075      21,952
2004  .      11.994     14.049          3          6.855     8.045         165       12.075    14.186          76
2005  .      14.049     16.758          4          8.045     9.615         193       14.186    16.972         111
2006  .      16.758     19.573          5          9.615    11.253         187       16.972    19.882         103
2007  .      19.573     23.061         15         11.253    13.285         134       19.882    23.496         103
2008  .      23.061     13.102          3         13.285     7.563         113       23.496    13.389          69
2009  .      13.102     18.402          2          7.563    10.644          93       13.389    18.862          60
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Blackrock Global Allocation VI
2009  .       N/A         N/A         N/A         10.424    11.569           5       10.450    11.576          14
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------

                        with EEB                           with EGMDB                          with GOP
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation unit                   Accumulation unit                  Accumulation unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Diversified Income Series
2004  .      10.011     10.858          1*        10.207    10.872          25       10.080    10.878          56
2005  .      10.858     10.597          2         10.872    10.631         155       10.878    10.648         117
2006  .      10.597     11.190          3         10.631    11.248          86       10.648    11.277         107
2007  .      11.190     11.799          2         11.248    11.884          89       11.277    11.927         111
2008  .      11.799     11.015         19         11.884    11.117          79       11.927    11.168         111
2009  .      11.015     13.696         10         11.117    13.851          83       11.168    13.928         114
---------    ------     ------         --         ------    ------         ---       ------    ------         ---
Delaware VIP Emerging Markets Series
2004  .       N/A         N/A         N/A         14.457    19.360           4       10.243    13.572           4
2005  .       N/A         N/A         N/A         19.360    24.206          13       13.572    16.986          28
2006  .       N/A         N/A         N/A         24.206    30.194          13       16.986    21.209          25
2007  .       N/A         N/A         N/A         30.194    41.137          20       21.209    28.925          23
2008  .       N/A         N/A         N/A         41.137    19.550          23       28.925    13.760          10
2009  .       N/A         N/A         N/A         19.550    34.167          14       13.760    24.072           7
---------    ------     ------        ---         ------    ------         ---       ------    ------         ---
Delaware VIP High Yield Series
2003  .      10.282     12.981        180          8.425    10.658      31,016       10.322    13.071      16,226
2004  .      12.981     14.530          3         10.658    11.953          60       13.071    14.675          60
2005  .      14.530     14.741          1         11.953    12.151          46       14.675    14.932          86
2006  .      14.741     16.235          1         12.151    13.409          40       14.932    16.495          82
2007  .      16.235     16.343          2         13.409    13.526          46       16.495    16.655          68
2008  .      16.343     12.124          2         13.526    10.054          28       16.655    12.393          55
2009  .      12.124     17.693          1         10.054    14.702          25       12.393    18.139          46
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Delaware VIP Limited-Term Diversified Income
2005  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A         N/A         N/A          N/A        N/A        N/A         10.141    10.197           5
2007  .       N/A         N/A         N/A          N/A        N/A        N/A         10.197    10.466           5
2008  .       N/A         N/A         N/A          N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A         N/A         N/A         11.144    11.298          44       10.413    11.349          16
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Delaware VIP REIT Series
2003  .      10.965     14.395        226         11.748    15.453      13,348       11.006    14.491      10,383
2004  .      14.395     18.525          9         15.453    19.926          37       14.491    18.704          55
2005  .      18.525     19.432         19         19.926    20.944          37       18.704    19.679          72
2006  .      19.432     25.243         17         20.944    27.260          33       19.679    25.640          58
2007  .      25.243     21.266         15         27.260    23.012          30       25.640    21.666          46
2008  .      21.266     13.510          4         23.012    14.648          20       21.666    13.805          36
2009  .      13.510     16.344          2         14.648    17.756          12       13.805    16.752          28
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Delaware VIP Small Cap Value Series
2003  .      10.915     15.179        304         12.061    16.806       9,098       10.954    15.280       4,836
2004  .      15.179     18.054         10         16.806    20.029          59       15.280    18.229          36
2005  .      18.054     19.345         19         20.029    21.504          65       18.229    19.590          81
2006  .      19.345     22.007         18         21.504    24.512          57       19.590    22.353          86
2007  .      22.007     20.126         16         24.512    22.462          39       22.353    20.504          59
2008  .      20.126     13.816          4         22.462    15.451          25       20.504    14.118          52
2009  .      13.816     17.844          6         15.451    19.995          20       14.118    18.289          43
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Delaware VIP Trend Series
2003  .       N/A         N/A         N/A          5.075     6.729       8,885       10.070    13.365      10,051
2004  .      13.276     14.638          5          6.729     7.434          61       13.365    14.780          31
2005  .      14.638     15.177          5          7.434     7.723          45       14.780    15.370          55
2006  .      15.177     15.991          5          7.723     8.154          38       15.370    16.244          38
2007  .      15.991     17.340          4          8.154     8.859          28       16.244    17.666          27
2008  .      17.340      9.045          5          8.859     4.630          20       17.666     9.243          23
2009  .       9.045     13.707          4          4.630     7.031          20        9.243    14.050          19
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------
Delaware VIP US Growth Series
2003  .       N/A         N/A         N/A          8.101     9.830       9,742        8.110     9.851      13,590
2004  .       9.797      9.909          1*         9.830     9.962          24        9.851     9.993          31
2005  .       9.909     11.129          1*         9.962    11.211          10        9.993    11.257          30
2006  .      11.129     11.150          1*        11.211    11.254          10       11.257    11.313          28
2007  .      11.150     12.300          1*        11.254    12.440          10       11.313    12.517          27
2008  .      12.300      6.899          1*        12.440     6.992           6       12.517     7.042          23
2009  .       6.899      9.682          1*         6.992     9.831           3        7.042     9.912          18
---------    ------     ------        ---         ------    ------      ------       ------    ------      ------

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Value Series
2003  .       N/A         N/A         N/A          8.712     10.978        2,431        N/A         N/A         N/A
2004  .       N/A         N/A         N/A         10.978     12.373           11       11.195     12.631          27
2005  .      12.504     12.985          1*        12.373     12.876           19       12.631     13.157          38
2006  .      12.985     15.781          1*        12.876     15.678           20       13.157     16.037          37
2007  .      15.781     15.027          1*        15.678     14.960           15       16.037     15.317          26
2008  .      15.027      9.799          1*        14.960      9.775            9       15.317     10.018          21
2009  .       9.799     11.318          1*         9.775     11.312            9       10.018     11.606          19
---------    ------     ------        ---         ------     ------        -----       ------     ------        ----
DWS VIP Alternative Asset Allocation Plus
2009  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        -----       ------     ------        ----
DWS VIP Equity 500 Index
2003  .       N/A         N/A         N/A         10.870     12.029        4,210       10.579     12.037       3,841
2004  .       N/A         N/A         N/A         12.029     13.053            9       12.037     13.074          50
2005  .       N/A         N/A         N/A         13.053     13.406           10       13.074     13.442          58
2006  .       N/A         N/A         N/A         13.406     15.197           15       13.442     15.252          42
2007  .       N/A         N/A         N/A         15.197     15.701           16       15.252     15.774          13
2008  .       N/A         N/A         N/A         15.701      9.677            9       15.774      9.732          10
2009  .       N/A         N/A         N/A          9.677     11.996            4        9.732     12.076          10
---------    ------     ------        ---         ------     ------        -----       ------     ------       -----
DWS VIP Small Cap Index
2003  .       N/A         N/A         N/A         11.470     13.527       10,168       10.821     13.535       1,857
2004  .      13.510     15.580          1*        13.527     15.631           11       13.535     15.656           8
2005  .      15.580     15.905          1*        15.631     15.989           10       15.656     16.031          23
2006  .      15.905     18.298          1*        15.989     18.431           11       16.031     18.497          26
2007  .      18.298     17.574          1*        18.431     17.738           11       18.497     17.820           9
2008  .      17.574     11.330          1*        17.738     11.458            5       17.820     11.523           8
2009  .      11.330     14.044          1*        11.458     14.231            4       11.523     14.326           7
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Fidelity VIP Contrafund Portfolio
2003  .       N/A         N/A         N/A          9.726     12.264       11,942        N/A         N/A         N/A
2004  .       N/A         N/A         N/A         12.264     13.892           37       12.291     13.937          37
2005  .      13.805     15.810          1         13.892     15.941           67       13.937     16.008         107
2006  .      15.810     17.294          3         15.941     17.473           73       16.008     17.564         121
2007  .      17.294     19.915         11         17.473     20.161           80       17.564     20.286         121
2008  .      19.915     11.204          8         20.161     11.365           64       20.286     11.447          88
2009  .      11.204     14.899          8         11.365     15.143           64       11.447     15.268          84
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Fidelity VIP Equity-Income Portfolio
2003  .       N/A         N/A         N/A          8.250     10.552        5,600        9.056     11.595       5,214
2004  .      11.516     12.575          1*        10.552     11.545           51       11.595     12.699          93
2005  .      12.575     13.032          2         11.545     11.989           66       12.699     13.200         108
2006  .      13.032     15.343          3         11.989     14.143           55       13.200     15.587          84
2007  .      15.343     15.253          3         14.143     14.088           42       15.587     15.543          80
2008  .      15.253      8.563          2         14.088      7.925           38       15.543      8.752          53
2009  .       8.563     10.918          3          7.925     10.125           35        8.752     11.192          49
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Fidelity VIP Growth Portfolio
2003  .       N/A         N/A         N/A          N/A         N/A         N/A          8.083     10.549       4,268
2004  .      10.477     10.606          1*         6.037      6.123            9       10.549     10.711          19
2005  .      10.606     10.985          1          6.123      6.355           23       10.711     11.126          26
2006  .      10.985     11.492          1          6.355      6.661           19       11.126     11.675          23
2007  .      11.492     14.289          2          6.661      8.299           24       11.675     14.560          18
2008  .      14.289      7.391          1          8.299      4.301           23       14.560      7.554          13
2009  .       7.391      9.284          1          4.301      5.414           19        7.554      9.518          12
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Fidelity VIP Mid Cap
2005  .       N/A         N/A         N/A         10.237     11.564           12       10.182     11.571          24
2006  .       N/A         N/A         N/A         11.564     12.786           27       11.571     12.806          39
2007  .       N/A         N/A         N/A         12.786     14.506           17       12.806     14.543          58
2008  .       N/A         N/A         N/A         14.506      8.617           22       14.543      8.648          36
2009  .       N/A         N/A         N/A          8.617     11.845           26        8.648     11.900          40
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity VIP Overseas Portfolio
2003  .       N/A         N/A         N/A          5.218      7.342       24,584        8.540     12.028       6,749
2004  .      11.944     13.286          1          7.342      8.184           93       12.028     13.419          35
2005  .      13.286     15.492          2          8.184      9.562           86       13.419     15.695          69
2006  .      15.492     17.911          2          9.562     11.077           64       15.695     18.200          62
2007  .      17.911     20.581          2         11.077     12.754           56       18.200     20.976          57
2008  .      20.581     11.322          1         12.754      7.030           49       20.976     11.575          50
2009  .      11.322     14.029          1          7.030      8.728           32       11.575     14.385          41
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
FTVIPT Franklin Income Securities
2006  .       N/A         N/A         N/A         10.115     11.222            2       10.599     11.229          10
2007  .       N/A         N/A         N/A         11.222     11.453           44       11.229     11.471          21
2008  .      11.181      7.883         19         11.453      7.925           35       11.471      7.945          16
2009  .       7.883     10.494          3          7.925     10.570           20        7.945     10.608          10
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2003  .       N/A         N/A         N/A          4.702      6.348       10,700        8.637     11.672       2,353
2004  .       N/A         N/A         N/A          6.348      6.961           41       11.672     12.811          40
2005  .       N/A         N/A         N/A          6.961      7.175           37       12.811     13.218          67
2006  .       N/A         N/A         N/A          7.175      7.671           35       13.218     14.146          64
2007  .       N/A         N/A         N/A          7.671      8.394           30       14.146     15.494          54
2008  .       N/A         N/A         N/A          8.394      4.748           26       15.494      8.773          48
2009  .       N/A         N/A         N/A          4.748      6.705           16        8.773     12.402          43
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
FTVIPT Mutual Shares Securities
2006  .       N/A         N/A         N/A          9.893     11.267            3       10.479     11.274           6
2007  .       N/A         N/A         N/A         11.267     11.467           25       11.274     11.486          15
2008  .      10.751      7.057         10         11.467      7.093           18       11.486      7.112           9
2009  .       7.057      8.732          2          7.093      8.795           14        7.112      8.827          10
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
FTVIPT Templeton Global Bond Securities
2005  .       9.794      9.862          1*         N/A         N/A         N/A          9.763      9.879           3
2006  .       9.862     10.918          1*        10.144     10.952            1        9.879     10.969           4
2007  .      10.918     11.899          1*        10.952     11.958            9       10.969     11.988          16
2008  .      11.899     12.405         16         11.958     12.492           21       11.988     12.537          31
2009  .      12.405     14.453         17         12.492     14.583           14       12.537     14.650          30
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
FTVIPT Templeton Growth Securities Fund
2003  .       8.934     11.589        285          7.941     10.322        7,166        8.969     11.670       6,589
2004  .      11.589     13.200          1*        10.322     11.780           39       11.670     13.332          34
2005  .       N/A         N/A         N/A         11.780     12.614           39       13.332     14.290          74
2006  .       N/A         N/A         N/A         12.614     15.114           40       14.290     17.139          62
2007  .       N/A         N/A         N/A         15.114     15.215           28       17.139     17.271          51
2008  .       N/A         N/A         N/A         15.215      8.632           19       17.271      9.808          44
2009  .       N/A         N/A         N/A          8.632     11.132           16        9.808     12.661          37
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Janus Aspen Balanced Portfolio
2003  .       N/A         N/A         N/A          9.786     10.947        1,237        9.800     10.973       1,789
2004  .       N/A         N/A         N/A         10.947     11.660           13       10.973     11.701          19
2005  .       N/A         N/A         N/A         11.660     12.348           14       11.701     12.403          26
2006  .       N/A         N/A         N/A         12.348     13.411            9       12.403     13.484          20
2007  .       N/A         N/A         N/A         13.411     14.549            8       13.484     14.643          14
2008  .       N/A         N/A         N/A         14.549     12.012            7       14.643     12.102          11
2009  .       N/A         N/A         N/A         12.012     14.839            6       12.102     14.964          13
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----
Janus Aspen Enterprise Portfolio
2003  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2004  .       N/A         N/A         N/A         10.668     12.642            2       10.692     12.683           3
2005  .      12.562     13.815          1*        12.642     13.930            2       12.683     13.990           3
2006  .      13.815     15.366          1*        13.930     15.525            1       13.990     15.608           1
2007  .      15.366     18.364          1*        15.525     18.592            1       15.608     18.709           1
2008  .      18.364     10.120          1*        18.592     10.267            1       18.709     10.342           1
2009  .      10.120     14.350          1*        10.267     14.587            4       10.342     14.709           1
---------    ------     ------        ---         ------     ------       ------       ------     ------       -----

                       with EEB                           with EGMDB                            with GOP
          ---------------------------------- ------------------------------------ ------------------------------------
           Accumulation unit                   Accumulation unit                    Accumulation unit
                 value                               value                                value
          --------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning   End of   accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period   period      units      of period    period       units      of period    period       units
          ----------- -------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Aspen Worldwide
2003  .       N/A       N/A         N/A          N/A         N/A         N/A          8.422     10.256           27
2004  .       N/A       N/A         N/A          N/A         N/A         N/A         10.256     10.556            1
2005  .       N/A       N/A         N/A          N/A         N/A         N/A         10.556     10.972            1
2006  .       N/A       N/A         N/A          N/A         N/A         N/A         10.972     12.741            1
2007  .       N/A       N/A         N/A          N/A         N/A         N/A         12.741     13.720            1
2008  .       N/A       N/A         N/A          N/A         N/A         N/A         13.720      7.456            1
2009  .       N/A       N/A         N/A          N/A         N/A         N/A          7.456     10.087            1
---------     --      ------                     --          --          ---         ------     ------           --
Lincoln VIP Baron Growth Opportunities(4)
2006  .       N/A       N/A         N/A          N/A         N/A         N/A          9.303     10.623            3
2007  .       N/A       N/A         N/A         10.876     10.800           2        10.623     10.817            1
2008  .       N/A       N/A         N/A         10.800      6.465           2        10.817      6.482            1
2009  .       N/A       N/A         N/A          6.465      8.797           6         6.482      8.829            5
---------     --      ------                    ------     ------        ----        ------     ------           --
Lincoln VIP Capital Growth
2007  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --      ------                    ------     ------        ----        ------     ------        -----
Lincoln VIP Cohen & Steers Global Real Estate
2007  .       N/A       N/A         N/A          9.598      8.218          10         8.991      8.223            4
2008  .       N/A       N/A         N/A          8.218      4.674           2         8.223      4.682            2
2009  .       N/A       N/A         N/A          4.674      6.321           3         4.682      6.338            4
---------     --      ------                    ------     ------        ----        ------     ------        -----
Lincoln VIP Columbia Value Opportunities
2007  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A       N/A         N/A          8.800      6.055           1*        N/A         N/A         N/A
2009  .       N/A       N/A         N/A          6.055      7.406           1*        N/A         N/A         N/A
---------     --      ------                    ------     ------        ----        ------     ------        -----
Lincoln VIP Delaware Bond
2003  .       9.623   10.002        466          9.965     10.014      75,256        10.092     10.020      102,843
2004  .      10.002   10.314         17         10.014     10.347         237        10.020     10.364          353
2005  .      10.314   10.366         38         10.347     10.421         262        10.364     10.448          488
2006  .      10.366   10.629         40         10.421     10.706         252        10.448     10.745          432
2007  .      10.629   10.974         39         10.706     11.076         188        10.745     11.127          384
2008  .      10.974   10.421          8         11.076     10.539         137        11.127     10.599          338
2009  .      10.421   12.121          7         10.539     12.283         132        10.599     12.364          290
---------    ------   ------        ---         ------     ------      ------        ------     ------      -------
Lincoln VIP Delaware Foundation Aggressive Allocation(5)
2003  .       N/A       N/A         N/A         10.500     11.342         293        10.622     11.349        1,100
2004  .       N/A       N/A         N/A         11.342     12.637           1*       11.349     12.657            8
2005  .       N/A       N/A         N/A         12.637     13.242           9        12.657     13.277           11
2006  .       N/A       N/A         N/A         13.242     14.878           9        13.277     14.932           11
2007  .       N/A       N/A         N/A         14.878     15.529           9        14.932     15.601           22
2008  .       N/A       N/A         N/A         15.529     10.175           1        15.601     10.232           20
2009  .       N/A       N/A         N/A         10.175     13.177           1        10.232     13.264           18
---------    ------   ------        ---         ------     ------      ------        ------     ------      -------
Lincoln VIP Delaware Growth and Income
2005  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .       N/A       N/A         N/A          N/A         N/A         N/A         11.873     11.928            1*
2008  .       N/A       N/A         N/A          N/A         N/A         N/A         11.928      7.517            1*
2009  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------    ------   ------        ---         ------     ------      ------        ------     ------      -------
Lincoln VIP Delaware Social Awareness
2003  .       N/A       N/A         N/A         11.029     12.260       7,707        10.664     12.267       15,649
2004  .      12.244   13.513          1         12.260     13.557          25        12.267     13.579           46
2005  .      13.513   14.824          2         13.557     14.902          27        13.579     14.941           61
2006  .      14.824   16.302          2         14.902     16.421          24        14.941     16.481           55
2007  .      16.302   16.437          2         16.421     16.590          21        16.481     16.667           53
2008  .      16.437   10.546          1         16.590     10.666          15        16.667     10.726           43
2009  .      10.546   13.412          1         10.666     13.590          12        10.726     13.681           33
---------    ------   ------        ---         ------     ------      ------        ------     ------      -------
Lincoln VIP Delaware Special Opportunities
2007  .       N/A       N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A       N/A         N/A          5.381      5.677           1*        N/A         N/A         N/A
2009  .       N/A       N/A         N/A          5.677      7.258           2         N/A         N/A         N/A
---------    ------   ------        ---         ------     ------      ------        ------     ------      -------

                        with EEB                            with EGMDB                            with GOP
          ------------------------------------ ------------------------------------ ------------------------------------
            Accumulation unit                    Accumulation unit                    Accumulation unit
                  value                                value                                value
          ----------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period    period       units      of period    period       units      of period    period       units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
                (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIP Global Income
2009  .       N/A         N/A         N/A         10.684     10.668           2         N/A         N/A         N/A
---------     --          --          --------    ------     ------           -         --          --          -
Lincoln VIP Growth Fund(2)
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --          --          --------    ------     ------        ----         --          --          -
Lincoln VIP Growth Opportunities(3)
2005  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
---------     --          --          --------    ------     ------        ----         --          --          -
Lincoln VIP Janus Capital Appreciation
2003  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2004  .       N/A         N/A         N/A         12.186     12.587           2        11.621     12.610            2
2005  .      12.549     12.805          1*        12.587     12.869           7        12.610     12.906            6
2006  .      12.805     13.752          1*        12.869     13.849           6        12.906     13.902            6
2007  .      13.752     16.215          1*        13.849     16.362           4        13.902     16.441            5
2008  .      16.215      9.396          1*        16.362      9.501           4        16.441      9.556            5
2009  .       9.396     12.745          1*         9.501     12.912           4         9.556     13.001            4
---------    ------     ------        ---         ------     ------        ----        ------     ------        -----
Lincoln VIP Marsico International Growth
2007  .       N/A         N/A         N/A          9.990     11.146           4         9.939     11.153            8
2008  .       N/A         N/A         N/A         11.146      5.584           7        11.153      5.593            9
2009  .       N/A         N/A         N/A          5.584      7.443           4         5.593      7.462            9
---------    ------     ------        ---         ------     ------        ----        ------     ------        -----
Lincoln VIP MFS Value
2007  .       N/A         N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .       N/A         N/A         N/A          8.423      6.449           1*        8.596      6.459            8
2009  .       N/A         N/A         N/A          6.449      7.654           2         6.459      7.674           27
---------    ------     ------        ---         ------     ------        ----        ------     ------        -----
Lincoln VIP Mid-Cap Value
2007  .       N/A         N/A         N/A          9.974      8.635           1         N/A         N/A         N/A
2008  .       N/A         N/A         N/A          8.635      5.024           1         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          5.024      7.022           1         N/A         N/A         N/A
---------    ------     ------        ---         ------     ------        ----        ------     ------        -----
Lincoln VIP Mondrian International Value
2003  .       N/A         N/A         N/A         10.919     13.129      12,731        10.950     13.137       16,995
2004  .      13.112     15.529          1         13.129     15.580          59        13.137     15.605           52
2005  .      15.529     17.114          2         15.580     17.203          52        15.605     17.249           70
2006  .      17.114     21.787          2         17.203     21.945          40        17.249     22.025           60
2007  .      21.787     23.785          1         21.945     24.005          35        22.025     24.116           51
2008  .      23.785     14.753          1         24.005     14.920          28        24.116     15.004           41
2009  .      14.753     17.513          1         14.920     17.747          18        15.004     17.864           32
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP Money Market Fund
2003  .       N/A         N/A         N/A          9.982      9.919      21,584         9.989      9.925       65,299
2004  .       9.907      9.786          2          9.919      9.818          53         9.925      9.834          356
2005  .       9.786      9.850          7          9.818      9.902         114         9.834      9.928          203
2006  .       9.850     10.097          2          9.902     10.170          93         9.928     10.207          161
2007  .      10.097     10.378          1         10.170     10.474         174        10.207     10.523          195
2008  .      10.378     10.401          1*        10.474     10.518         200        10.523     10.577          364
2009  .      10.401     10.218          1*        10.518     10.354          97        10.577     10.423          106
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP SSgA Bond Index
2008  .       N/A         N/A         N/A         10.066     10.457           5         N/A         N/A         N/A
2009  .       N/A         N/A         N/A         10.457     10.724          27        10.345     10.740           21
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP SSgA Developed International 150
2008  .       N/A         N/A         N/A          9.336      6.259           2         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          6.259      8.885           5         5.754      8.898            4
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP SSgA Emerging Markets 100
2008  .       N/A         N/A         N/A         10.012      6.050           1         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          6.050     11.276           4         6.368     11.293            5
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP SSgA International Index
2008  .       N/A         N/A         N/A          9.545      6.395           5         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          6.395      8.022           6         5.742      8.034            5
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------
Lincoln VIP SSgA Large Cap 100
2008  .       N/A         N/A         N/A          9.631      6.971           3         N/A         N/A         N/A
2009  .       N/A         N/A         N/A          6.971      9.254          12         6.178      9.268            7
---------    ------     ------        ---         ------     ------      ------        ------     ------       ------

                       with EEB                           with EGMDB                            with GOP
          ---------------------------------- ------------------------------------ ------------------------------------
           Accumulation unit                   Accumulation unit                    Accumulation unit
                 value                               value                                value
          --------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning   End of   accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period   period      units      of period    period       units      of period    period       units
          ----------- -------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIP SSgA S&P 500 Index(1)
2005  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .   N/A           N/A         N/A          N/A         N/A         N/A         11.079     11.350          1
2008  .   N/A           N/A         N/A          9.766      6.976          3         11.350      7.001          1
2009  .   N/A           N/A         N/A          6.976      8.631         12          7.001      8.671         10
--------- ----------- -------- -------------     -----      -----        ---         ------     ------        ---
Lincoln VIP SSgA Small Cap Index
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          8.472      5.924          4          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          5.924      7.325          4          5.333      7.344          3
--------- ----------- -------- -------------     -----      -----        ---         ------     ------        ---
Lincoln VIP SSgA Small/Mid Cap 200
2008  .   N/A           N/A         N/A         10.091      7.222          1          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          7.222     10.747          3          6.481     10.763          2
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP T. Rowe Price Growth Stock
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          5.897      7.947          1          N/A         N/A         N/A
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2003  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2004  .   N/A           N/A         N/A          N/A         N/A         N/A         12.650     13.760          4
2005  .   N/A           N/A         N/A          N/A         N/A         N/A         13.760     14.842          2
2006  .   N/A           N/A         N/A          N/A         N/A         N/A         14.842     15.929          1
2007  .   N/A           N/A         N/A          N/A         N/A         N/A         15.929     17.770          2
2008  .   N/A           N/A         N/A         17.079      9.932          1*        17.770      9.987          1
2009  .   N/A           N/A         N/A          9.932     14.261          1*         9.987     14.354          2
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Templeton Growth
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          8.293      5.981          4          8.802      5.991          1*
2009  .   N/A           N/A         N/A          5.981      7.519          5          5.991      7.539          1*
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Turner Mid-Cap Growth
2007  .   N/A           N/A         N/A         10.180     10.836          1*        10.222     10.843         17
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          5.524      7.849          1          N/A         N/A         N/A
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .   N/A           N/A         N/A          N/A         N/A         N/A         10.009     10.478          1
2006  .   N/A           N/A         N/A          N/A         N/A         N/A         10.478     11.451          1
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Wilshire 2010 Profile
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          9.677      7.790          3          7.222      7.802          2
2009  .   N/A           N/A         N/A          7.790      9.509          3          7.802      9.534          1
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Wilshire 2020 Profile
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          9.395      7.375          2          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          7.375      9.093          2          N/A         N/A         N/A
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Wilshire 2030 Profile
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          N/A         N/A         N/A          8.679      8.881         16
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---
Lincoln VIP Wilshire 2040 Profile
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
--------- ----------- -------- -------------    ------     ------        ---         ------     ------        ---

                       with EEB                           with EGMDB                            with GOP
          ---------------------------------- ------------------------------------ ------------------------------------
           Accumulation unit                   Accumulation unit                    Accumulation unit
                 value                               value                                value
          --------------------   Number of   ----------------------   Number of   ----------------------   Number of
           Beginning   End of   accumulation  Beginning    End of    accumulation  Beginning    End of    accumulation
           of period   period      units      of period    period       units      of period    period       units
          ----------- -------- ------------- ----------- ---------- ------------- ----------- ---------- -------------
               (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIP Wilshire Aggressive Profile
2005  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .   N/A           N/A         N/A         10.911     12.443           1         N/A         N/A         N/A
2007  .   N/A           N/A         N/A         12.443     13.555           1         N/A         N/A         N/A
2008  .   N/A           N/A         N/A         13.555      7.917           1         N/A         N/A         N/A
2009  .   N/A           N/A         N/A          7.917     10.160           1*        7.886     10.207          10
--------- ------      ------        ---         ------     ------        ----         -----     ------        ----
Lincoln VIP Wilshire Conservative Profile
2005  .   N/A           N/A         N/A         10.074     10.252          87        10.012     10.257          50
2006  .   N/A           N/A         N/A         10.252     10.998         119        10.257     11.015          74
2007  .   N/A           N/A         N/A         10.998     11.630          54        11.015     11.660          93
2008  .   N/A           N/A         N/A         11.630      9.306          46        11.660      9.340          62
2009  .   N/A           N/A         N/A          9.306     11.401          42         9.340     11.453          34
--------- ------      ------        ---         ------     ------        ----        ------     ------        ----
Lincoln VIP Wilshire Moderate Profile
2005  .   N/A           N/A         N/A         10.008     10.469           5        10.000     10.475          11
2006  .   N/A           N/A         N/A         10.469     11.510          26        10.475     11.528          24
2007  .   N/A           N/A         N/A         11.510     12.340          23        11.528     12.372          22
2008  .   N/A           N/A         N/A         12.340      8.884          24        12.372      8.916          17
2009  .   N/A           N/A         N/A          8.884     11.162          41         8.916     11.213          25
--------- ------      ------        ---         ------     ------        ----        ------     ------        ----
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .   N/A           N/A         N/A         10.026     10.646          51        10.122     10.652           5
2006  .   N/A           N/A         N/A         10.646     11.923          51        10.652     11.941           8
2007  .   N/A           N/A         N/A         11.923     12.847          42        11.941     12.880           7
2008  .   N/A           N/A         N/A         12.847      8.393          56        12.880      8.423           7
2009  .   N/A           N/A         N/A          8.393     10.625          46         8.423     10.674           1*
--------- ------      ------        ---         ------     ------        ----        ------     ------        ----
MFS VIT Core Equity
2003  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2004  .   N/A           N/A         N/A          N/A         N/A         N/A         10.285     11.351           1
2005  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2006  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2007  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2008  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
2009  .   N/A           N/A         N/A          N/A         N/A         N/A          N/A         N/A         N/A
--------- ------      ------        ---         ------     ------        ----        ------     ------        ----
MFS VIT Growth Series
2003  .   N/A           N/A         N/A          N/A         N/A         N/A          7.904     10.112         426
2004  .   N/A           N/A         N/A          N/A         N/A         N/A         10.112     11.223           1*
2005  .   N/A           N/A         N/A          4.918      5.269           1        11.223     12.037           2
2006  .   N/A           N/A         N/A          5.269      5.578           1        12.037     12.754           4
2007  .   N/A           N/A         N/A          5.578      6.632           1        12.754     15.179           5
2008  .   N/A           N/A         N/A          6.632      4.074           1        15.179      9.334           4
2009  .   N/A           N/A         N/A          4.074      5.503           1         9.334     12.621           3
--------- ------      ------        ---         ------     ------        ----        ------     ------        ----
MFS VIT Total Return Series
2003  .   N/A           N/A         N/A         10.193     11.631       8,388         9.918     11.328      21,120
2004  .   11.250      12.262         11         11.631     12.702          54        11.328     12.384          94
2005  .   12.262      12.349         32         12.702     12.819          74        12.384     12.510         140
2006  .   12.349      13.532         33         12.819     14.075          90        12.510     13.750         109
2007  .   13.532      13.807         24         14.075     14.389          70        13.750     14.071          95
2008  .   13.807      10.528         13         14.389     10.994          52        14.071     10.762          68
2009  .   10.528      12.167          9         10.994     12.731          50        10.762     12.475          64
--------- ------      ------        ---         ------     ------       -----        ------     ------      ------
MFS VIT Utilities Series
2003  .   N/A           N/A         N/A          5.579      7.439       1,795         7.478      9.983       2,339
2004  .   N/A           N/A         N/A          7.439      9.502          17         9.983     12.763          21
2005  .   N/A           N/A         N/A          9.502     10.895          19        12.763     14.649          25
2006  .   N/A           N/A         N/A         10.895     14.035          19        14.649     18.890          26
2007  .   21.020      23.278          1*        14.035     17.610          19        18.890     23.725          16
2008  .   N/A           N/A         N/A         17.610     10.772          13        23.725     14.528          10
2009  .   N/A           N/A         N/A         10.772     14.079           9        14.528     19.006          10
--------- ------      ------        ---         ------     ------       -----        ------     ------      ------

                       with EEB                           with EGMDB                           with GOP
          ---------------------------------- ------------------------------------ ----------------------------------
           Accumulation unit                   Accumulation unit                   Accumulation unit
                 value                               value                               value
          --------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period   period      units      of period    period       units      of period   period      units
          ----------- -------- ------------- ----------- ---------- ------------- ----------- -------- -------------
              (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003  .       8.322   10.463        445          8.343     10.510       5,111         8.353    10.534       3,471
2004  .      10.463   11.946          1*        10.510     12.024          16        10.534    12.063          29
2005  .       N/A       N/A         N/A         12.024     13.453          16        12.063    13.510          55
2006  .       N/A       N/A         N/A         13.453     15.177          14        13.510    15.256          48
2007  .       N/A       N/A         N/A         15.177     18.292          13        15.256    18.406          60
2008  .       N/A       N/A         N/A         18.292     10.189           9        18.406    10.263          41
2009  .       N/A       N/A         N/A         10.189     13.189           9        10.263    13.298          36
---------    ------   ------        ---         ------     ------       -----        ------    ------       -----
Neuberger Berman AMT Regency Portfolio
2003  .       N/A       N/A         N/A          9.809     13.107       9,390         9.823    13.139      11,074
2004  .      13.052   15.678          1         13.107     15.776          19        13.139    15.830          46
2005  .      15.678   17.237          1         15.776     17.380          27        15.830    17.457          86
2006  .      17.237   18.811          1         17.380     19.005          24        17.457    19.108          95
2007  .      18.811   19.075          1         19.005     19.311          22        19.108    19.435          77
2008  .      19.075   10.145          1         19.311     10.291          17        19.435    10.368          69
2009  .      10.145   14.597          1         10.291     14.836          14        10.368    14.961          60
---------    ------   ------        ---         ------     ------       -----        ------    ------      ------
PIMCO VIT Commodity Real Return
2009  .       N/A       N/A         N/A         12.126     12.499           1        10.822    12.507           5
---------    ------   ------        ---         ------     ------       -----        ------    ------      ------
Putnam VT Global Health Care Fund
2003  .       N/A       N/A         N/A          8.279      9.641         750         8.291     9.664         485
2004  .       N/A       N/A         N/A          9.641     10.159           1         9.664    10.193           1
2005  .       N/A       N/A         N/A         10.159     11.311           1        10.193    11.361           2
2006  .       N/A       N/A         N/A         11.311     11.437           1        11.361    11.499           1
2007  .       N/A       N/A         N/A         11.437     11.182           1        11.499    11.254           1*
2008  .       N/A       N/A         N/A         11.182      9.121           1        11.254     9.189           1*
2009  .       N/A       N/A         N/A          9.121     11.305           1         9.189    11.400           1*
---------    ------   ------        ---         ------     ------       -----        ------    ------      ------
Putnam VT Growth and Income Fund
2003  .       N/A       N/A         N/A          N/A         N/A         N/A          8.668    10.871       1,941
2004  .       N/A       N/A         N/A          N/A         N/A         N/A         10.871    11.894           4
2005  .       N/A       N/A         N/A          N/A         N/A         N/A         11.894    12.323           3
2006  .       N/A       N/A         N/A          N/A         N/A         N/A         12.323    14.064           3
2007  .       N/A       N/A         N/A          N/A         N/A         N/A         14.064    13.011           2
2008  .       N/A       N/A         N/A          N/A         N/A         N/A         13.011     7.854           1*
2009  .       N/A       N/A         N/A          N/A         N/A         N/A          7.854    10.038           1*
---------    ------   ------        ---         ------     ------       -----        ------    ------      ------


*  All numbers less than 500 were rounded up to one.


(1) Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.


(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.


(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

Appendix B - Condensed Financial Information

Accumulation Unit Values
The following information relates to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.



                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
AllianceBernstein VPS Global Thematic Growth
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A      17.117         1          N/A        N/A        N/A
2007  .      17.117    20.086         1         11.851    13.554         2
2008  .      20.086    10.327         1         13.554     6.983         5
2009  .      10.327    15.478         1*         6.983    10.487        13
---------    ------    ------       ---         ------    ------       ---
AllianceBernstein VPS Growth and Income
2005  .      15.070    15.427         1         12.193    12.507        10
2006  .      15.427    17.664         1         12.507    14.349        14
2007  .      17.664    18.129         4         14.349    14.756        29
2008  .      18.129    10.523         4         14.756     8.582        21
2009  .      10.523    12.394         3          8.582    10.129        26
---------    ------    ------       ---         ------    ------       ---
AllianceBernstein VPS International Value
2006  .      10.821    11.807        16          9.942    11.821        38
2007  .      11.807    12.199        19         11.821    12.238        95
2008  .      12.199     5.577         6         12.238     5.607        96
2009  .       5.577     7.334         5          5.607     7.387        82
---------    ------    ------       ---         ------    ------       ---
AllianceBernstein VPS Small/Mid Cap Value
2005  .       N/A        N/A        N/A         17.581    18.385         8
2006  .       N/A        N/A        N/A         18.385    20.591        16
2007  .      23.190    21.528         1         20.591    20.501        23
2008  .      21.528    13.538         2         20.501    12.918        47
2009  .      13.538    18.902         2         12.918    18.073        37
---------    ------    ------       ---         ------    ------       ---
American Century Investments VP Inflation Protection Fund
2005  .       N/A        N/A        N/A         10.385    10.344         8
2006  .      10.135    10.250         1         10.344    10.304        14
2007  .      10.250    10.986         6         10.304    11.065        31
2008  .      10.986    10.580         5         11.065    10.678        72
2009  .      10.580    11.415         7         10.678    11.544       140
---------    ------    ------       ---         ------    ------       ---
American Funds Global Growth Fund
2005  .       N/A        N/A        N/A         11.246    12.581        12
2006  .      14.163    14.781         1*        12.581    14.858        57
2007  .      14.781    16.615         2         14.858    16.735        97
2008  .      16.615    10.019         2         16.735    10.111       123
2009  .      10.019    13.954         3         10.111    14.111       112
---------    ------    ------       ---         ------    ------       ---
American Funds Global Small Capitalization Fund
2005  .      18.775    23.035         1         17.707    21.767        11
2006  .      23.035    27.968         1         21.767    26.482        42
2007  .      27.968    33.239         1         26.482    31.535        87
2008  .      33.239    15.120         1*        31.535    14.374        53
2009  .      15.120    23.869         1         14.374    22.737        42
---------    ------    ------       ---         ------    ------       ---
American Funds Growth Fund
2005  .      15.654    17.801         1         13.496    15.378        44
2006  .      17.801    19.203        12         15.378    16.622       203
2007  .      19.203    21.115         8         16.622    18.314       365
2008  .      21.115    11.579        12         18.314    10.063       594
2009  .      11.579    15.799        14         10.063    13.758       703
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
AllianceBernstein VPS Global Thematic Growth
2005  .      10.758    10.962          1         N/A        N/A        N/A
2006  .      10.962    11.680          3        11.434    11.710         1
2007  .      11.680    13.768         23        11.710    13.810         6
2008  .      13.768     7.111         14        13.810     7.136         4
2009  .       7.111    10.706         41         7.136    10.750         3
---------    ------    ------         --        ------    ------       ---
AllianceBernstein VPS Growth and Income
2005  .      12.294    12.642         17         N/A        N/A        N/A
2006  .      12.642    14.540         54        13.067    14.576        17
2007  .      14.540    14.990         92        14.576    15.035        22
2008  .      14.990     8.740         70        15.035     8.770         5
2009  .       8.740    10.341         77         8.770    10.382         6
---------    ------    ------         --        ------    ------       ---
AllianceBernstein VPS International Value
2006  .       9.951    11.839         66        11.234    11.842         3
2007  .      11.839    12.287        353        11.842    12.297        26
2008  .      12.287     5.643        308        12.297     5.651        21
2009  .       5.643     7.454        215         5.651     7.468        10
---------    ------    ------        ---        ------    ------       ---
AllianceBernstein VPS Small/Mid Cap Value
2005  .      17.724    18.581         12        17.754    18.621         3
2006  .      18.581    20.862         37        18.621    20.918         4
2007  .      20.862    20.824         67        20.918    20.890         5
2008  .      20.824    13.154         82        20.890    13.203         4
2009  .      13.154    18.449         96        13.203    18.526         4
---------    ------    ------        ---        ------    ------       ---
American Century Investments VP Inflation Protection Fund
2005  .      10.401    10.385         25        10.404    10.393         4
2006  .      10.385    10.371        111        10.393    10.384         6
2007  .      10.371    11.165        140        10.384    11.185        14
2008  .      11.165    10.802        605        11.185    10.826        36
2009  .      10.802    11.707        740        10.826    11.740        39
---------    ------    ------        ---        ------    ------       ---
American Funds Global Growth Fund
2005  .      11.263    12.631         26        11.266    12.641         6
2006  .      12.631    14.955        139        12.641    14.975         4
2007  .      14.955    16.886        310        14.975    16.917        15
2008  .      16.886    10.228        309        16.917    10.252        25
2009  .      10.228    14.310        315        10.252    14.350        15
---------    ------    ------        ---        ------    ------       ---
American Funds Global Small Capitalization Fund
2005  .      17.855    22.004         16         N/A        N/A        N/A
2006  .      22.004    26.837         78        25.254    26.893         4
2007  .      26.837    32.039        166        26.893    32.121         9
2008  .      32.039    14.640        154        32.121    14.685         8
2009  .      14.640    23.215        140        14.685    23.298         6
---------    ------    ------        ---        ------    ------       ---
American Funds Growth Fund
2005  .      13.608    15.544        135        13.627    15.574         6
2006  .      15.544    16.844        503        15.574    16.884        46
2007  .      16.844    18.605        902        16.884    18.659        76
2008  .      18.605    10.248      1,340        18.659    10.283       112
2009  .      10.248    14.046      1,406        10.283    14.101        95
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Growth-Income Fund
2005  .      15.210    15.755         2         12.728    13.210        64
2006  .      15.755    17.764        15         13.210    14.925       258
2007  .      17.764    18.263        17         14.925    15.374       477
2008  .      18.263    11.109        21         15.374     9.371       635
2009  .      11.109    14.269        22          9.371    12.061       653
---------    ------    ------        --         ------    ------       ---
American Funds International Fund
2005  .      16.766    19.938         1         14.002    16.684        16
2006  .      19.938    23.217         3         16.684    19.467       108
2007  .      23.217    27.273         5         19.467    22.914       247
2008  .      27.273    15.448         4         22.914    13.005       247
2009  .      15.448    21.632         4         13.005    18.248       208
---------    ------    ------        --         ------    ------       ---
Blackrock Global Allocation VI
2009  .       N/A        N/A        N/A         10.540    11.548       394
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Diversified Income Series
2005  .       N/A        N/A        N/A         10.852    10.580        17
2006  .       N/A        N/A        N/A         10.580    11.160        64
2007  .      11.413    11.672         1         11.160    11.757       102
2008  .      11.672    10.864         3         11.757    10.965       189
2009  .      10.864    13.468         7         10.965    13.620       253
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Emerging Markets Series
2005  .      11.033    11.999         1         10.976    12.013        15
2006  .      11.999    14.893         1         12.013    14.940        58
2007  .      14.893    20.190         2         14.940    20.294       137
2008  .      20.190     9.547         2         20.294     9.616       179
2009  .       9.547    16.602         1          9.616    16.754       161
---------    ------    ------       ---         ------    ------       ---
Delaware VIP High Yield Series
2005  .       N/A        N/A        N/A         14.483    14.678         4
2006  .       N/A        N/A        N/A         14.678    16.150        15
2007  .      17.719    17.368         1*        16.150    16.242        38
2008  .      17.368    12.846         1         16.242    12.037       137
2009  .      12.846    18.690         1         12.037    17.548       103
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A          N/A        N/A        N/A
2007  .       N/A        N/A        N/A         10.199    10.360         8
2008  .       N/A        N/A        N/A         10.360    10.092        25
2009  .      10.609    11.042         6         10.092    11.143       148
---------    ------    ------       ---         ------    ------       ---
Delaware VIP REIT Series
2005  .       N/A        N/A        N/A         18.462    19.347         5
2006  .       N/A        N/A        N/A         19.347    25.106        39
2007  .      25.048    20.466         1         25.106    21.130        30
2008  .      20.466    12.962         1         21.130    13.410        21
2009  .      12.962    15.634         1*        13.410    16.207        24
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Small Cap Value Series
2005  .      17.548    18.746         1         17.994    19.261        27
2006  .      18.746    21.262         2         19.261    21.890        45
2007  .      21.262    19.386         2         21.890    19.999        76
2008  .      19.386    13.268         2         19.999    13.715        67
2009  .      13.268    17.085         2         13.715    17.695        38
---------    ------    ------       ---         ------    ------       ---
Delaware VIP Trend Series
2005  .       N/A        N/A        N/A         14.591    15.113         3
2006  .      15.279    17.339         1         15.113    15.908         4
2007  .      17.339    18.745         2         15.908    17.233         7
2008  .      18.745     9.749         2         17.233     8.980         7
2009  .       9.749    14.730         1          8.980    13.595         9
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
American Funds Growth-Income Fund
2005  .      12.833    13.352        157        12.852    13.379        10
2006  .      13.352    15.123        573        13.379    15.161        68
2007  .      15.123    15.618        945        15.161    15.665       110
2008  .      15.618     9.543      1,365        15.665     9.576       127
2009  .       9.543    12.313      1,305         9.576    12.362       108
---------    ------    ------      -----        ------    ------       ---
American Funds International Fund
2005  .      14.116    16.863         70        14.136    16.895         4
2006  .      16.863    19.725        277        16.895    19.773        17
2007  .      19.725    23.275        480        19.773    23.344        33
2008  .      23.275    13.243        769        23.344    13.289        36
2009  .      13.243    18.628        432        13.289    18.702        21
---------    ------    ------      -----        ------    ------       ---
Blackrock
Global
Allocatio
VI
2009  .      10.019    11.566        272        10.264    11.569        19
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Diversified Income Series
2005  .      10.868    10.622         71        10.872    10.631         3
2006  .      10.622    11.233        216        10.631    11.248        13
2007  .      11.233    11.863        404        11.248    11.884        17
2008  .      11.863    11.092        567        11.884    11.117        30
2009  .      11.092    13.812        837        11.117    13.851        42
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Emerging Markets Series
2005  .       9.959    12.030         59        11.366    12.034         4
2006  .      12.030    14.999        120        12.034    15.010        11
2007  .      14.999    20.424        202        15.010    20.451        23
2008  .      20.424     9.702        298        20.451     9.719        22
2009  .       9.702    16.947        263         9.719    16.986        13
---------    ------    ------      -----        ------    ------       ---
Delaware VIP High Yield Series
2005  .      14.602    14.835         52         9.999    10.236         9
2006  .      14.835    16.364        101        10.236    11.296        10
2007  .      16.364    16.498        167        11.296    11.394        18
2008  .      16.498    12.257        377        11.394     8.470        15
2009  .      12.257    17.914        521         8.470    12.385        15
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Limited-Term Diversified Income
2005  .       9.885     9.917         12         9.959     9.922         1
2006  .       9.917    10.173         57         N/A        N/A        N/A
2007  .      10.173    10.425         78        10.427    10.439         1
2008  .      10.425    10.182        166        10.439    10.202         1
2009  .      10.182    11.271        569        10.202    11.298        31
---------    ------    ------      -----        ------    ------       ---
Delaware VIP REIT Series
2005  .      18.611    19.552         18        10.111    10.406         4
2006  .      19.552    25.436         93        10.406    13.545        15
2007  .      25.436    21.461         93        13.545    11.434        16
2008  .      21.461    13.654         74        11.434     7.278        13
2009  .      13.654    16.543         48         7.278     8.823         8
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Small Cap Value Series
2005  .      18.142    19.468         46         N/A        N/A        N/A
2006  .      19.468    22.181        138        11.196    12.274        17
2007  .      22.181    20.315        215        12.274    11.247        20
2008  .      20.315    13.967        321        11.247     7.737        22
2009  .      13.967    18.066        301         7.737    10.012        17
---------    ------    ------      -----        ------    ------       ---
Delaware VIP Trend Series
2005  .      14.711    15.275          6         N/A        N/A        N/A
2006  .      15.275    16.119         17        12.229    11.864         5
2007  .      16.119    17.504         41        11.864    12.891         5
2008  .      17.504     9.145         32        12.891     6.738         1
2009  .       9.145    13.879         23         6.738    10.231         1
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP US Growth Series
2006  .       N/A        N/A        N/A         10.566    11.081         1*
2007  .       N/A        N/A        N/A         11.081    12.212         1
2008  .       N/A        N/A        N/A         12.212     6.843        12
2009  .       N/A        N/A        N/A          6.843     9.593        27
---------     --         ---        ---         ------    ------        --
Delaware VIP Value Series
2005  .       N/A        N/A        N/A         12.463    12.931         6
2006  .       N/A        N/A        N/A         12.931    15.699        24
2007  .      19.441    17.869         1         15.699    14.934        33
2008  .      17.869    11.617         1         14.934     9.729        34
2009  .      11.617    13.377         1*         9.729    11.225        34
---------    ------    ------       ---         ------    ------        --
DWS VIP Alternative Asset Allocation Plus
2009  .       N/A        N/A        N/A         10.772    11.462         1
---------    ------    ------       ---         ------    ------        --
DWS VIP Equity 500 Index
2005  .       N/A        N/A        N/A         12.990    13.302         2
2006  .      14.390    14.926         7         13.302    15.033         3
2007  .      14.926    15.343         7         15.033    15.485        11
2008  .      15.343     9.410         7         15.485     9.516        12
2009  .       9.410    11.607         3          9.516    11.761        19
---------    ------    ------       ---         ------    ------        --
DWS VIP Small Cap Index
2005  .       N/A        N/A        N/A         15.820    15.864         1
2006  .      15.837    18.100         1*        15.864    18.232         3
2007  .      18.100    17.333         1*        18.232    17.493         5
2008  .      17.333    11.141         1         17.493    11.266         4
2009  .       N/A        N/A        N/A         11.266    13.951         3
---------    ------    ------       ---         ------    ------        --
Fidelity VIP Contrafund Portfolio
2005  .      14.093    16.091         1         13.755    15.737        30
2006  .      16.091    17.550        11         15.737    17.197       107
2007  .      17.550    20.148        15         17.197    19.783       147
2008  .      20.148    11.301        15         19.783    11.118       214
2009  .      11.301    14.983        15         11.118    14.771       259
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Growth Portfolio
2005  .      13.456    13.895         1         10.572    10.938         3
2006  .      13.895    14.493         1         10.938    11.432         3
2007  .      14.493    17.966         2         11.432    14.200        16
2008  .      17.966     9.265         1         14.200     7.338        17
2009  .       9.265    11.604         1          7.338     9.208        18
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Mid Cap
2005  .      10.092    11.531         1         10.093    11.545        11
2006  .      11.531    12.686         4         11.545    12.726        68
2007  .      12.686    14.321         4         12.726    14.394       176
2008  .      14.321     8.464         3         14.394     8.525       201
2009  .       8.464    11.578         2          8.525    11.684        87
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Overseas Portfolio
2005  .       N/A        N/A        N/A         13.244    15.428         7
2006  .      20.216    21.583         1*        15.428    17.819        16
2007  .      21.583    24.726         1         17.819    20.454        15
2008  .      24.726    13.562         1         20.454    11.241        33
2009  .      13.562    16.753         1*        11.241    13.914        24
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .      10.094    11.188         6          9.998    11.201        66
2007  .      11.188    11.361         8         11.201    11.398       254
2008  .      11.361     7.822        21         11.398     7.863       443
2009  .       7.822    10.380         6          7.863    10.456       347
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005  .      16.890    17.322         1         12.646    12.996         3
2006  .      17.322    18.428         1*        12.996    13.853        14
2007  .      18.428    20.063         1         13.853    15.112        27
2008  .      20.063    11.291         1         15.112     8.522        51
2009  .      11.291    15.867         1*         8.522    11.999        44
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Delaware VIP US Growth Series
2006  .       9.983    11.226         1*        10.394    11.254         1*
2007  .      11.226    12.403         3         11.254    12.440         1*
2008  .      12.403     6.967        10         12.440     6.992         2
2009  .       6.967     9.792        26          6.992     9.831         2
---------    ------    ------        --         ------    ------         -
Delaware VIP Value Series
2005  .      12.567    13.070        31          9.961    10.354         3
2006  .      13.070    15.908       137         10.354    12.608        15
2007  .      15.908    15.171       205         12.608    12.030        28
2008  .      15.171     9.908       173         12.030     7.861        22
2009  .       9.908    11.461       133          7.861     9.097        15
---------    ------    ------       ---         ------    ------        --
DWS VIP
Alternati
Asset
Allocatio
Plus
2009  .      11.473    11.479         2          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
DWS VIP Equity 500 Index
2005  .      13.043    13.389         7          N/A        N/A        N/A
2006  .      13.389    15.170        16          N/A        N/A        N/A
2007  .      15.170    15.665        29          N/A        N/A        N/A
2008  .      15.665     9.650        23          N/A        N/A        N/A
2009  .       9.650    11.957        32          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
DWS VIP Small Cap Index
2005  .      15.618    15.968         3          N/A        N/A        N/A
2006  .      15.968    18.398        14         12.097    12.411         2
2007  .      18.398    17.697        18         12.411    11.944         2
2008  .      17.697    11.426        22         11.944     7.716         2
2009  .      11.426    14.184        20          7.716     9.583         1
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Contrafund Portfolio
2005  .      13.870    15.909        67         13.891    15.940        12
2006  .      15.909    17.429       343         15.940    17.471        23
2007  .      17.429    20.100       540         17.471    20.159        31
2008  .      20.100    11.325       681         20.159    11.363        34
2009  .      11.325    15.083       739         11.363    15.142        34
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Growth Portfolio
2005  .      10.658    11.055         6          N/A        N/A        N/A
2006  .      11.055    11.583        34         10.520    11.130         1
2007  .      11.583    14.424        91         11.130    13.867         4
2008  .      14.424     7.472       131         13.867     7.187        10
2009  .       7.472     9.400        90          7.187     9.046         6
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Mid Cap
2005  .       9.976    11.561        31         10.237    11.564        14
2006  .      11.561    12.776       158         11.564    12.786        13
2007  .      12.776    14.487       315         12.786    14.506        23
2008  .      14.487     8.602       665         14.506     8.617        30
2009  .       8.602    11.818       430          8.617    11.845        16
---------    ------    ------       ---         ------    ------       ---
Fidelity VIP Overseas Portfolio
2005  .      13.352    15.592         6         10.004    11.982         1
2006  .      15.592    18.054        25         11.982    13.880         3
2007  .      18.054    20.777        36         13.880    15.981         9
2008  .      20.777    11.447        47         15.981     8.809         8
2009  .      11.447    14.205        40          8.809    10.937         7
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Income Securities
2006  .      10.112    11.219       181         10.003    11.222        17
2007  .      11.219    11.444       786         11.222    11.453        54
2008  .      11.444     7.914       923         11.453     7.925        53
2009  .       7.914    10.550       689          7.925    10.570        38
---------    ------    ------       ---         ------    ------       ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005  .      12.751    13.136        21          N/A        N/A        N/A
2006  .      13.136    14.037        57         13.113    14.070         8
2007  .      14.037    15.352        93         14.070    15.396        12
2008  .      15.352     8.679       127         15.396     8.708        14
2009  .       8.679    12.251       157          8.708    12.298         9
---------    ------    ------       ---         ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Mutual Shares Securities
2006  .      10.108    11.232        20          9.950    11.246        54
2007  .      11.232    11.367        22         11.246    11.412       161
2008  .      11.367     6.997         3         11.412     7.038       168
2009  .       6.997     8.631         2          7.038     8.700       106
---------    ------    ------        --         ------    ------       ---
FTVIPT Templeton Global Bond Securities
2005  .       N/A        N/A        N/A          9.979     9.855         3
2006  .      10.401    10.866         2          9.855    10.899        31
2007  .      10.866    11.805         4         10.899    11.865       141
2008  .      11.805    12.271         5         11.865    12.358       192
2009  .      12.271    14.254        10         12.358    14.384       244
---------    ------    ------       ---         ------    ------       ---
FTVIPT Templeton Growth Securities Fund
2005  .       N/A        N/A        N/A         13.156    14.046         6
2006  .      16.875    19.740        10         14.046    16.779        31
2007  .      19.740    19.774        14         16.779    16.841        47
2008  .      19.774    11.162         5         16.841     9.525        38
2009  .      11.162    14.322         3          9.525    12.247        29
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Baron Growth Opportunities(4)
2006  .       N/A        N/A        N/A          9.391    10.597         7
2007  .      10.870    10.713         3         10.597    10.748        26
2008  .      10.713     6.381         3         10.748     6.415        63
2009  .       6.381     8.639         1          6.415     8.702        41
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Capital Growth
2007  .       N/A        N/A        N/A         10.854    10.681         1*
2008  .      10.047     6.083         1         10.681     6.103         4
2009  .       6.083     8.010         5          6.103     8.052         5
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Cohen & Steers Global Real Estate
2007  .       9.372     8.193         1*         9.548     8.203        50
2008  .       8.193     4.637         1*         8.203     4.652        88
2009  .       4.637     6.239         1          4.652     6.272        70
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Columbia Value Opportunities
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       8.907     6.012         1          8.699     6.032         8
2009  .       6.012     7.317         1          6.032     7.356         3
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Delaware Bond
2005  .      10.264    10.285         1         10.297    10.339        37
2006  .      10.285    10.514         1*        10.339    10.591       161
2007  .      10.514    10.823         1*        10.591    10.923       277
2008  .      10.823    10.247         1*        10.923    10.363       322
2009  .      10.247    11.883         6         10.363    12.041       353
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Delaware Foundation Aggressive Allocation(5)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      12.982    14.611         3         13.518    14.717        14
2007  .      14.611    15.175         3         14.717    15.315        44
2008  .      15.175     9.893         3         15.315    10.004        51
2009  .       9.893    12.748         1         10.004    12.917        26
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         10.792    11.373         2
2007  .       N/A        N/A        N/A         11.373    11.806         2
2008  .      10.923     7.358         1         11.806     7.410         5
2009  .       7.358     8.946         1          7.410     9.029         5
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Delaware Social Awareness
2005  .       N/A        N/A        N/A         13.491    14.786         1
2006  .      14.236    16.128         1*        14.786    16.244         1
2007  .      16.128    16.212         1*        16.244    16.362         1
2008  .       N/A        N/A        N/A         16.362    10.487         1
2009  .       N/A        N/A        N/A         10.487    13.323         3
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
FTVIPT Mutual Shares Securities
2006  .       9.915    11.263        116        10.020    11.267        12
2007  .      11.263    11.458        555        11.267    11.467        35
2008  .      11.458     7.084        567        11.467     7.093        27
2009  .       7.084     8.779        409         7.093     8.795        12
---------    ------    ------        ---        ------    ------        --
FTVIPT Templeton Global Bond Securities
2005  .       9.963     9.870         15         9.944     9.873         1
2006  .       9.870    10.943         98         9.873    10.952         4
2007  .      10.943    11.942        262        10.952    11.958        21
2008  .      11.942    12.470        737        11.958    12.492        34
2009  .      12.470    14.550        837        12.492    14.583        39
---------    ------    ------        ---        ------    ------        --
FTVIPT Templeton Growth Securities Fund
2005  .      13.266    14.199         24        13.285    14.226         6
2006  .      14.199    17.004         78        14.226    17.045        10
2007  .      17.004    17.109        122        17.045    17.160        12
2008  .      17.109     9.702        105        17.160     9.735        11
2009  .       9.702    12.505         57         9.735    12.554         9
---------    ------    ------        ---        ------    ------        --
Lincoln VIP Baron Growth Opportunities(4)
2006  .       9.949    10.613          1         9.540    10.616         1
2007  .      10.613    10.791         45        10.616    10.800         4
2008  .      10.791     6.457        202        10.800     6.465         5
2009  .       6.457     8.781        291         6.465     8.797         2
---------    ------    ------        ---        ------    ------        --
Lincoln
VIP
Capital
Growth
2007  .       9.860    10.698          2        10.881    10.701         1
2008  .      10.698     6.128          2        10.701     6.133         1
2009  .       6.128     8.105         11         6.133     8.115         1
---------    ------    ------        ---        ------    ------        --
Lincoln
VIP Cohen
& Steers
Global
Real
Estate
2007  .       9.953     8.216        103         9.412     8.218        11
2008  .       8.216     4.670        118         8.218     4.674         5
2009  .       4.670     6.313        112         4.674     6.321         7
---------    ------    ------        ---        ------    ------        --
Lincoln
VIP
Columbia
Value
Opportuni
2007  .       9.987     9.352          5         N/A        N/A        N/A
2008  .       9.352     6.056         17         5.813     6.055         1
2009  .       6.056     7.404         13         6.055     7.406         1
---------    ------    ------        ---        ------    ------       ---
Lincoln VIP Delaware Bond
2005  .      10.339    10.407        124        10.027     9.880         9
2006  .      10.407    10.687        548         9.880    10.151        33
2007  .      10.687    11.050        790        10.151    10.502        58
2008  .      11.050    10.510      1,206        10.502     9.993       144
2009  .      10.510    12.242      1,414         9.993    11.646       120
---------    ------    ------      -----        ------    ------       ---
Lincoln VIP Delaware Foundation Aggressive Allocation(5)
2005  .      12.627    13.225         13         N/A        N/A        N/A
2006  .      13.225    14.851         27        13.544    14.878         2
2007  .      14.851    15.494         80        14.878    15.529         7
2008  .      15.494    10.146        101        15.529    10.175        20
2009  .      10.146    13.133         84        10.175    13.177         4
---------    ------    ------      -----        ------    ------       ---
Lincoln VIP Delaware Growth and Income
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      10.521    11.417          3        11.287    11.426         1
2007  .      11.417    11.882         20        11.426    11.897         2
2008  .      11.882     7.477         24        11.897     7.490         3
2009  .       7.477     9.132         37         7.490     9.153         1
---------    ------    ------      -----        ------    ------       ---
Lincoln VIP Delaware Social Awareness
2005  .      13.546    14.883          2         N/A        N/A        N/A
2006  .      14.883    16.391         18         N/A        N/A        N/A
2007  .      16.391    16.552         20        13.093    11.986         1*
2008  .      16.552    10.636         20        11.986     7.706         1*
2009  .      10.636    13.546         21         7.706     9.819         2
---------    ------    ------      -----        ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln VIP Delaware Special Opportunities
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          8.307     5.649         9
2009  .       N/A        N/A        N/A          5.649     7.202         9
---------     --         ---        ---          -----     -----       ---
Lincoln VIP Global Income
2009  .      10.456    10.639         1         10.237    10.652        16
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Growth Fund(2)
2005  .       N/A        N/A        N/A         10.141    10.800         4
2006  .       N/A        N/A        N/A         10.800    11.218         9
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Growth Opportunities(3)
2005  .       N/A        N/A        N/A         11.727    11.420         1
2006  .       N/A        N/A        N/A         11.420    12.307         1
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Janus Capital Appreciation
2005  .       N/A        N/A        N/A         12.529    12.772         1
2006  .       N/A        N/A        N/A         12.772    13.702         1*
2007  .      14.400    15.991        15         13.702    16.141        11
2008  .      15.991     9.239        13         16.141     9.344        12
2009  .       9.239    12.494        12          9.344    12.662        16
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Marsico International Growth
2007  .       N/A        N/A        N/A         11.280    11.125        12
2008  .       N/A        N/A        N/A         11.125     5.557        25
2009  .       N/A        N/A        N/A          5.557     7.384        46
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP MFS Value
2007  .       N/A        N/A        N/A          9.838     9.689        14
2008  .       8.863     6.397         1          9.689     6.417        34
2009  .       6.397     7.555         1          6.417     7.594        81
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Mid-Cap Value
2007  .       N/A        N/A        N/A          9.887     8.619        14
2008  .       7.644     4.983         1          8.619     5.000        13
2009  .       4.983     6.930         1          5.000     6.967        14
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Mondrian International Value
2005  .       N/A        N/A        N/A         15.504    17.069        11
2006  .      18.859    21.553         7         17.069    21.708        26
2007  .      21.553    23.459         7         21.708    23.675        18
2008  .      23.459    14.507         7         23.675    14.671        19
2009  .      14.507    17.170         7         14.671    17.398        13
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Money Market Fund
2005  .       9.739     9.773        16          9.770     9.824        10
2006  .       9.773     9.987         2          9.824    10.060       137
2007  .       9.987    10.235         2         10.060    10.330       525
2008  .      10.235    10.227        12         10.330    10.342       683
2009  .      10.227    10.017         4         10.342    10.151       415
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA Bond Index
2008  .       N/A        N/A        N/A         10.076    10.440        71
2009  .       N/A        N/A        N/A         10.440    10.675       137
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA Developed International 150
2008  .       N/A        N/A        N/A          7.914     6.249        30
2009  .       8.833     8.818         1*         6.249     8.844        31
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA Emerging Markets 100
2008  .       N/A        N/A        N/A          8.041     6.041        22
2009  .       N/A        N/A        N/A          6.041    11.225        31
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA International Index
2008  .       N/A        N/A        N/A          9.105     6.385        38
2009  .       N/A        N/A        N/A          6.385     7.986        47
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA Large Cap 100
2008  .       N/A        N/A        N/A          9.104     6.960        43
2009  .       N/A        N/A        N/A          6.960     9.212        45
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln
VIP
Delaware
Special
Opportuni
2007  .       9.631     9.137          1         N/A        N/A        N/A
2008  .       9.137     5.672         14         8.732     5.677          1
2009  .       5.672     7.249         10         5.677     7.258          1
---------     -----     -----         --         -----     -----       ----
Lincoln
VIP
Global
Income
2009  .      10.239    10.668        115        10.322    10.668          1
---------    ------    ------        ---        ------    ------       ----
Lincoln VIP Growth Fund(2)
2005  .      10.022    10.815          1         N/A        N/A        N/A
2006  .      10.815    11.262          4         N/A        N/A        N/A
---------    ------    ------        ---        ------    ------       ----
Lincoln VIP Growth Opportunities(3)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      12.349    12.356          1*        N/A        N/A        N/A
---------    ------    ------       ----        ------    ------       ----
Lincoln VIP Janus Capital Appreciation
2005  .      12.579    12.855          5         N/A        N/A        N/A
2006  .      12.855    13.826          5         N/A        N/A        N/A
2007  .      13.826    16.328         53        16.714    16.362          1*
2008  .      16.328     9.476         57        16.362     9.501          6
2009  .       9.476    12.872        115         9.501    12.912          5
---------    ------    ------       ----        ------    ------       ----
Lincoln
VIP
Marsico
Internati
Growth
2007  .      10.118    11.142         41         N/A        N/A        N/A
2008  .      11.142     5.579         90        10.606     5.584          2
2009  .       5.579     7.433        197         5.584     7.443          7
---------    ------    ------       ----        ------    ------       ----
Lincoln
VIP MFS
Value
2007  .       9.793     9.704         18         N/A        N/A        N/A
2008  .       9.704     6.443        198         9.424     6.449         19
2009  .       6.443     7.644        520         6.449     7.654         17
---------    ------    ------       ----        ------    ------       ----
Lincoln
VIP
Mid-Cap
Value
2007  .       9.777     8.633         67        10.231     8.635          2
2008  .       8.633     5.020         68         8.635     5.024          6
2009  .       5.020     7.012        284         5.024     7.022          2
---------    ------    ------       ----        ------    ------       ----
Lincoln VIP Mondrian International Value
2005  .      15.567    17.181          8         9.985    11.097          3
2006  .      17.181    21.906         44        11.097    14.156         13
2007  .      21.906    23.950         56        14.156    15.485         12
2008  .      23.950    14.878         55        15.485     9.624          2
2009  .      14.878    17.688        112         9.624    11.447          1
---------    ------    ------       ----        ------    ------       ----
Lincoln VIP Money Market Fund
2005  .       9.810     9.889        150        10.001    10.074          5
2006  .       9.889    10.152      4,292        10.074    10.347        100
2007  .      10.152    10.450      1,248        10.347    10.656         82
2008  .      10.450    10.488      2,077        10.656    10.701      2,967
2009  .      10.488    10.320      1,899        10.701    10.535      3,023
---------    ------    ------      -----        ------    ------      -----
Lincoln
VIPT SSGA
Bond
Index
2008  .      10.074    10.454        186        10.087    10.457          8
2009  .      10.454    10.716      1,289        10.457    10.724         37
---------    ------    ------      -----        ------    ------      -----
Lincoln
VIPT SSGA
Developed
Internati
150
2008  .       9.630     6.257         48         5.646     6.259          1
2009  .       6.257     8.878        170         6.259     8.885          6
---------    ------    ------      -----        ------    ------      -----
Lincoln
VIPT SSGA
Emerging
Markets
100
2008  .       9.855     6.049         42         5.505     6.050          1*
2009  .       6.049    11.267        132         6.050    11.276          6
---------    ------    ------      -----        ------    ------      -----
Lincoln
VIPT SSGA
Internati
Index
2008  .       9.642     6.393         54         6.779     6.395          3
2009  .       6.393     8.016        240         6.395     8.022         14
---------    ------    ------      -----        ------    ------      -----
Lincoln
VIPT SSGA
Large Cap
100
2008  .       9.651     6.969        107         6.344     6.971          1
2009  .       6.969     9.247        340         6.971     9.254         10
---------    ------    ------      -----        ------    ------      -----

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln VIP SSgA S&P 500 Index(1)
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .      10.192    11.365        16          N/A        N/A        N/A
2007  .      11.334    11.176        17         11.378    11.234         1
2008  .      11.176     6.853        18         11.234     6.902        49
2009  .       6.853     8.437        18          6.902     8.514        71
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP SSgA Small Cap Index
2007  .       N/A        N/A        N/A         10.016     9.128         6
2008  .       8.633     5.876         1          9.128     5.895        26
2009  .       5.876     7.230         1          5.895     7.268        51
---------    ------    ------       ---         ------    ------       ---
Lincoln VIPT SSGA Small/Mid Cap 200
2008  .       N/A        N/A        N/A          9.917     7.210        14
2009  .       N/A        N/A        N/A          7.210    10.698        13
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP T. Rowe Price Growth Stock
2007  .       9.991     9.890         1         10.363     9.902         1
2008  .       9.890     5.615         3          9.902     5.633         5
2009  .       5.615     7.844         3          5.633     7.885        57
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2005  .       N/A        N/A        N/A         14.150    14.689         1
2006  .      14.738    15.588         1*        14.689    15.702         4
2007  .      15.588    17.286         2         15.702    17.446         6
2008  .      17.286     9.657         2         17.446     9.766         9
2009  .       9.657    13.796         2          9.766    13.980         8
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Templeton Growth
2007  .       9.524     9.762         2         10.014     9.774        29
2008  .       9.762     5.933         2          9.774     5.952        45
2009  .       5.933     7.422         1          5.952     7.461        35
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Turner Mid-Cap Growth
2007  .       N/A        N/A        N/A         10.190    10.925        12
2008  .      10.099     5.346         1         10.925     5.418        11
2009  .       5.346     7.747         1          5.418     7.866        13
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .       N/A        N/A        N/A          N/A        N/A        N/A
2006  .       N/A        N/A        N/A         10.790    11.379         6
2007  .      11.715    11.557         1         11.379    11.616        15
2008  .      11.557     6.958         1         11.616     7.008        13
2009  .       6.958     8.376         1*         7.008     8.453        18
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire 2010 Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire 2020 Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire 2030 Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          N/A        N/A        N/A
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire 2040 Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       N/A        N/A        N/A          6.548     6.427        13
2009  .       N/A        N/A        N/A          6.427     8.233        12
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire Aggressive Profile
2005  .       N/A        N/A        N/A         10.136    10.863        50
2006  .       N/A        N/A        N/A         10.863    12.385        76
2007  .      12.523    13.382         5         12.385    13.451       148
2008  .      13.382     7.777        11         13.451     7.833       209
2009  .       7.777     9.931         8          7.833    10.022        68
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln
VIP SSgA
S&P 500
Index(1)
2005  .      10.173    10.242         9          N/A        N/A        N/A
2006  .      10.242    11.445         4         10.125    11.454         1
2007  .      11.432    11.294         9         11.442    11.320         2
2008  .      11.294     6.957       165         11.320     6.976         6
2009  .       6.957     8.603       523          6.976     8.631        25
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP SSgA
Small Cap
Index
2007  .      10.082     9.142        14         10.020     9.144         1*
2008  .       9.142     5.919        54          9.144     5.924         4
2009  .       5.919     7.315       178          5.924     7.325         9
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIPT SSGA
Small/Mid
Cap 200
2008  .      10.019     7.220        30          6.446     7.222         1*
2009  .       7.220    10.739        87          7.222    10.747         3
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP T.
Rowe
Price
Growth
Stock
2007  .       9.961     9.917        13          N/A        N/A        N/A
2008  .       9.917     5.656        41          9.403     5.661         1
2009  .       5.656     7.937       120          5.661     7.947         2
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP T. Rowe Price Structured Mid-Cap Growth
2005  .      13.728    14.785         1         13.739    14.805         5
2006  .      14.785    15.844         5         14.805    15.873         7
2007  .      15.844    17.649        26         15.873    17.690         3
2008  .      17.649     9.904        48         17.690     9.932         4
2009  .       9.904    14.213        47          9.932    14.261         5
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Templeton
Growth
2007  .      10.119     9.789        91          9.553     9.792         3
2008  .       9.789     5.976       248          9.792     5.981         1*
2009  .       5.976     7.509       212          5.981     7.519         3
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Turner
Mid-Cap
Growth
2007  .       9.905    10.832        39          9.735    10.836         3
2008  .      10.832     5.385        62         10.836     5.390         2
2009  .       5.385     7.838        38          5.390     7.849         2
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wells Fargo Intrinsic Value Fund
2005  .      10.009    10.469         2          N/A        N/A        N/A
2006  .      10.469    11.424        21         10.901    11.433         1*
2007  .      11.424    11.691        26         11.433    11.706         1
2008  .      11.691     7.071       355         11.706     7.084         1*
2009  .       7.071     8.550        62          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Wilshire
2010
Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .      10.054     7.784        46          N/A        N/A        N/A
2009  .       7.784     9.496        42          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Wilshire
2020
Profile
2007  .      10.301    10.277         9          N/A        N/A        N/A
2008  .      10.277     7.369        23          N/A        N/A        N/A
2009  .       7.369     9.081        27          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Wilshire
2030
Profile
2007  .      10.319    10.384         1*         N/A        N/A        N/A
2008  .      10.384     7.048         1*         N/A        N/A        N/A
2009  .       7.048     8.845         1*         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---
Lincoln
VIP
Wilshire
2040
Profile
2007  .       N/A        N/A        N/A          N/A        N/A        N/A
2008  .       9.888     6.453        57          N/A        N/A        N/A
2009  .       6.453     8.287        31          6.073     8.298         3
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire Aggressive Profile
2005  .      10.169    10.878        11          N/A        N/A        N/A
2006  .      10.878    12.434        83         11.840    12.443         4
2007  .      12.434    13.537       143         12.443    13.555         4
2008  .      13.537     7.903       177         13.555     7.917         4
2009  .       7.903    10.137        92          7.917    10.160         1
---------    ------    ------       ---         ------    ------       ---

                       with EEB                          with EGMDB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln VIP Wilshire Conservative Profile
2005  .       N/A        N/A        N/A         10.252    10.234        54
2006  .       N/A        N/A        N/A         10.234    10.946       104
2007  .       N/A        N/A        N/A         10.946    11.541       119
2008  .      11.264     9.142         2         11.541     9.207       144
2009  .       9.142    11.143        12          9.207    11.246       180
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire Moderate Profile
2005  .      10.061    10.439         8          9.994    10.451         7
2006  .      10.439    11.420         8         10.451    11.456       157
2007  .      11.420    12.183         6         11.456    12.245       256
2008  .      12.183     8.727         8         12.245     8.789       342
2009  .       8.727    10.909         5          8.789    11.010       380
---------    ------    ------       ---         ------    ------       ---
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .       N/A        N/A        N/A         10.104    10.628        49
2006  .      11.210    11.830         1         10.628    11.867       137
2007  .      11.830    12.683         1         11.867    12.748       204
2008  .      12.683     8.244         1         12.748     8.303       189
2009  .       8.244    10.385         1          8.303    10.481       161
---------    ------    ------       ---         ------    ------       ---
MFS VIT Growth Series
2008  .       N/A        N/A        N/A         13.457     9.067         1*
2009  .       N/A        N/A        N/A          9.067    12.212         1*
---------    ------    ------       ---         ------    ------       ---
MFS VIT Total Return Series
2005  .      12.815    12.868         1         12.219    12.295        10
2006  .      12.868    14.058         2         12.295    13.459        72
2007  .      14.058    14.301         5         13.459    13.718        94
2008  .      14.301    10.872         6         13.718    10.450       121
2009  .      10.872    12.527         7         10.450    12.065       137
---------    ------    ------       ---         ------    ------       ---
MFS VIT Utilities Series
2005  .      19.180    21.872         1         12.594    14.398         5
2006  .      21.872    28.035         1         14.398    18.491        34
2007  .      28.035    35.000         2         18.491    23.132        45
2008  .      35.000    21.304         2         23.132    14.108        32
2009  .      21.304    27.704         1         14.108    18.383        25
---------    ------    ------       ---         ------    ------       ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005  .      14.180    15.785         1         11.907    13.281         3
2006  .      15.785    17.720         1         13.281    14.939         7
2007  .      17.720    21.250         1         14.939    17.951        11
2008  .      21.250    11.777         1         17.951     9.969        10
2009  .      11.777    15.169         1          9.969    12.866         8
---------    ------    ------       ---         ------    ------       ---
Neuberger Berman AMT Regency Portfolio
2005  .       N/A        N/A        N/A         15.630    17.167         9
2006  .      18.712    19.816         1         17.167    18.716         6
2007  .      19.816    20.035         1         18.716    18.960         9
2008  .      20.035    10.624         1         18.960    10.074         7
2009  .      10.624    15.239         1         10.074    14.479         5
---------    ------    ------       ---         ------    ------       ---
PIMCO VIT Commodity Real Return
2009  .       N/A        N/A        N/A          N/A        N/A        N/A
---------    ------    ------       ---         ------    ------       ---



                       with GOP                        Acct Value DB
          ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit
                 value                              value
          --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- -------------
          (Accumulation unit value in dollars and Number of accumulation units
                                      in thousands)
Lincoln VIP Wilshire Conservative Profile
2005  .      10.038    10.249         83        10.074    10.252        18
2006  .      10.249    10.989        279        10.252    10.998        32
2007  .      10.989    11.615        350        10.998    11.630        46
2008  .      11.615     9.290        562        11.630     9.306        64
2009  .       9.290    11.375        692         9.306    11.401        86
---------    ------    ------        ---        ------    ------        --
Lincoln VIP Wilshire Moderate Profile
2005  .       9.994    10.466        111        10.008    10.469        10
2006  .      10.466    11.501        624        10.469    11.510        57
2007  .      11.501    12.324        926        11.510    12.340        74
2008  .      12.324     8.868      1,285        12.340     8.884       137
2009  .       8.868    11.136      1,374         8.884    11.162       139
---------    ------    ------      -----        ------    ------       ---
Lincoln VIP Wilshire Moderately Aggressive Profile
2005  .       9.996    10.643         33         N/A        N/A        N/A
2006  .      10.643    11.913        223        11.256    11.923        10
2007  .      11.913    12.830        337        11.923    12.847        27
2008  .      12.830     8.378        728        12.847     8.393        35
2009  .       8.378    10.601        774         8.393    10.625        35
---------    ------    ------      -----        ------    ------       ---
MFS VIT
Growth
Series
2008  .       9.281     9.233          4         6.728     6.320         4
2009  .       9.233    12.466          8         6.320     8.537         4
---------    ------    ------      -----        ------    ------       ---
MFS VIT Total Return Series
2005  .      12.320    12.427         70        10.015    10.124        14
2006  .      12.427    13.637        193        10.124    11.116        33
2007  .      13.637    13.935        281        11.116    11.364        45
2008  .      13.935    10.642        306        11.364     8.683        45
2009  .      10.642    12.317        356         8.683    10.055        33
---------    ------    ------      -----        ------    ------       ---
MFS VIT Utilities Series
2005  .      12.697    14.552         23        10.018    11.056         2
2006  .      14.552    18.736         70        11.056    14.242         9
2007  .      18.736    23.496        159        14.242    17.870        22
2008  .      23.496    14.366        144        17.870    10.932        13
2009  .      14.366    18.766        111        10.932    14.287         7
---------    ------    ------      -----        ------    ------       ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005  .      12.004    13.423         13        12.024    13.452         1
2006  .      13.423    15.136         31        13.452    15.177         4
2007  .      15.136    18.233         35        15.177    18.291         5
2008  .      18.233    10.151         19        18.291    10.189         4
2009  .      10.151    13.134         17        10.189    13.189         4
---------    ------    ------      -----        ------    ------       ---
Neuberger Berman AMT Regency Portfolio
2005  .      15.755    17.349         34        15.777    17.381         1
2006  .      17.349    18.961         72        17.381    19.005         1
2007  .      18.961    19.256         91        19.005    19.311         2
2008  .      19.256    10.257         84        19.311    10.292         1
2009  .      10.257    14.779         60        10.292    14.836         1
---------    ------    ------      -----        ------    ------       ---
PIMCO VIT
Commodity
Real
Return
2009  .      11.002    12.495          1         N/A        N/A        N/A
---------    ------    ------      -----        ------    ------       ---


* All numbers less than 500 were rounded up to one.


(1)Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.


(2) Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(3) Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.

(4)Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.


(5) Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

OVERVIEW OF LIVING BENEFIT RIDERS

We offer a number of optional living benefit riders that, for an additional fee, offer certain guarantees, if certain conditions are met. These living benefit riders are described briefly below. Please see the more detailed description in the prospectus discussion for each rider, as well as the Charges and Other Deductions section of the prospectus, for important information on the costs, restrictions, and availability of each rider. Please consult your registered representative as to whether any living benefit rider is appropriate for you based on factors such as your investment objectives, risk tolerance, liquidity needs, and time horizon. Not all riders or features are available in all states or with your contract. Prior versions of these riders may have different features. Please consult your registered representative for the availability of any particular rider.

                                                                                                                   1) 4LATER(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                  INCOME BENEFIT
                                                                                                                   2) i4LIFE(R)
                                                                                                                    ADVANTAGE
                                                                                                                   GUARANTEED
                                                                                                                 INCOME BENEFIT
                                                                                                                   (VERSION 3)
                                                                                                                     (PRIOR
                                                                                                                  VERSIONS MAY
                                                                                                                      VARY)
                                                          LINCOLN LIFETIME                                        3) GUARANTEED
                                         LINCOLN             INCOME(SM)                                           INCOME BENEFIT
                                     SMARTSECURITY(R)      ADVANTAGE (WITH                                        FOR PURCHASERS
                      LINCOLN         ADVANTAGE 1-YR.        OR WITHOUT                                             OF LINCOLN
                  SMARTSECURITY(R)   AUTOMATIC STEP-UP    LINCOLN LIFETIME                                           LIFETIME
                  ADVANTAGE 5-YR.     (PRIOR VERSIONS        INCOME(SM)          i4LIFE(R)         4LATER(R)        INCOME(SM)
                  ELECTIVE STEP-UP       MAY VARY)         ADVANTAGE PLUS)       ADVANTAGE         ADVANTAGE        ADVANTAGE
----------------------------------------------------------------------------------------------------------------------------------
1. Overview      Designed to        Designed to          Designed to         Designed to        Designed to      Designed to
                 guarantee that     guarantee that       guarantee that      provide an         guarantee today  use the Income
                 at least the       if you make your     if you make your    income program     a future         Base
                 entire amount      first withdrawal     first withdrawal    that combines      minimum payout   established
                 of your            on or after the      on or after the     variable           floor for        under 4LATER(R)
                 purchase           date you reach       date you reach      lifetime income    i4LIFE(R)        Advantage (if
                 payments will      age 65, you are      age 59 1/2 (age 65  payments and a     Advantage        4LATER(R)
                 be returned to     guaranteed           under Joint         death benefit      regular income   Advantage
                 you through        income for your      Life), you are      with the           payments,        Guaranteed
                 periodic           life (and your       guaranteed          ability to make    regardless of    Income Benefit
                 withdrawals,       spouse's, under      income for your     withdrawals        investment       is elected) or
                 regardless of      Joint Life           life (and your      during a           performance, by  the Account
                 the investment     version),            spouse's, under     defined period.    providing an     Value*
                 performance of     even after the       Joint Life                             Income Base      established
                 the contract.      entire amount of     version).                              during the       under i4LIFE(R)
                 (no longer         purchase                                                    accumulation     Advantage (if
                 available for      payments has         LINCOLN LIFETIME                       period that can  i4LIFE(R)
                 purchase on or     been returned to     INCOME(SM)                             be used to       Advantage
                 after January      you through          Advantage Plus                         establish in     Guaranteed
                 16, 2009)          periodic             is designed to                         the future a     Income Benefit
                                    withdrawals. If      guarantee that                         Guaranteed       is elected) or
                                    lifetime             contract value                         Income Benefit   the Guaranteed
                                    withdrawals are      will not be less                       with i4LIFE(R)   Amount under
                                    not in effect,       than the initial                       Advantage.       LINCOLN
                                    you may make         purchase payment                                        LIFETIME
                                    periodic             (or contract                                            INCOME(SM)
                                    withdrawals of       value on rider                                          Advantage (for
                                    the Guaranteed       date) at the end                                        prior
                                    Amount.              of a 7-year                                             purchasers of
                                                         period IF you                                           LINCOLN
                                                         make no                                                 LIFETIME
                                                         withdrawals and                                         INCOME(SM)
                                                         cancel the                                              Advantage) to
                                                         LINCOLN LIFETIME                                        provide a
                                                         INCOME(SM)                                              minimum payout
                                                         Advantage at                                            floor for
                                                         that time.                                              i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 regular income
                                                                                                                 payments,
                                                                                                                 regardless of
                                                                                                                 investment
                                                                                                                 performance.

                                                                                                                 * Can instead
                                                                                                                 use the
                                                                                                                 remaining
                                                                                                                 Guaranteed
                                                                                                                 Amount under
                                                                                                                 LINCOLN
                                                                                                                 SMARTSECURITY(R)
                                                                                                                 Advantage

2. Current Fee   0.65% of           0.65% (Single        0.90% of            Varies based on    0.65% of Income  1) 0.65% added
                 Guaranteed         Life) or 0.80%       Guaranteed          product and        Base             to the i4LIFE(R)
                 Amount             (Joint Life) of      Amount (1.05%       death benefit                       Advantage
                                    Guaranteed Amount    with LINCOLN        option                              charge
                                                         LIFETIME            (assessed as a                      (4LATER(R)
                                                         INCOME(SM)          % of account                        Advantage
                                                         Advantage Plus)     value, and only                     Guaranteed
                                                                             during annuity                      Income Benefit)
                                                                             payout phase)
                                                                                                                 2) 0.50% added
                                                                                                                 to the i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 charge(i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed Income
                                                                                                                 Benefit)
                                                                                                                 (assessed as a %
                                                                                                                 of account value,
                                                                                                                 and only during
                                                                                                                 annuity payout
                                                                                                                 phase)

3. Guaranteed    0.95% of           1.50% of             1.50% of            Same as current    1.50% of Income  1.50% added to
   Maximum Fee   Guaranteed         Guaranteed Amount    Guaranteed          fee                Base             the i4LIFE(R)
                 Amount                                  Amount                                                  Advantage
                                                                                                                 charge
                                                                                                                 (assessed as a
                                                                                                                 % of account
                                                                                                                 value, and
                                                                                                                 only during
                                                                                                                 annuity payout
                                                                                                                 phase)

4. Withdrawals   Yes - 7%           Yes - 5% annually    Yes - 5%            Yes, during        Yes, only after  No
   Permitted     annually                                annually            Access Period      you elect
                                                         Withdrawals                            i4LIFE(R)
                                                         negate LINCOLN                         Advantage
                                                         LIFETIME
                                                         INCOME(SM)
                                                         Advantage Plus

5. Payments for  No                 Yes (if              Yes (if             Yes (if            If elect         Yes (if
   Life                             conditions are       conditions are      conditions are     i4LIFE(R)        conditions are
                                    met)                 met)                met)               Advantage        met)

6. Potential     Purchase           Purchase             Purchase            N/A                Purchase         Automatic
   Increases to  Payments           Payments             Payments 5%                            Payments 15%     Annual
   Guaranteed    Optional 5-Year    Automatic Annual     Enhancements                           Enhancements     Step-Ups Prior
   Amount,       Step-Ups (if       Step-Ups (if         Automatic Annual                       (every 3 years)  versions will
   Income Base,  conditions are     conditions are       Step-Ups *200%                         Resets to        have different
   or Guaranteed met)               met)                 Step-Up (if                            contract value   Step-Up
   Income                                                conditions are                         (if conditions   provisions
   Benefit (as                                           met) *feature is                       are met)         (if conditions
   applicable)                                           not available on                                        are met)
                                                         or after October 5,
                                                         2009

7. Investment    Option 3           Option 3             Option 3            None               Option 3         Option 3
   Requirements  (different         (different           (different                             (different       (different
                 Investment         Investment           Investment                             Investment       Investment
                 Requirements       Requirements may     Requirements may                       Requirements     Requirements
                 may apply          apply depending      apply depending                        may apply        may apply
                 depending upon     upon date of         upon date of                           depending upon   depending upon
                 date of            purchase. See        purchase. See                          date of          date of
                 purchase. See      Investment           Investment                             purchase. See    purchase. See
                 Investment         Requirements         Requirements                           Investment       Investment
                 Requirements       section of           section of                             Requirements     Requirements
                 section of         prospectus for       prospectus for                         section of       section of
                 prospectus for     more details)        more details)                          prospectus for   prospectus for
                 more details)                                                                  more details)    more details)

8. Ability to    Yes                Yes, after the       Yes--may impact      No                 Yes              No
   Make                             first rider          the charge          (non-qualified
   Additional                       anniversary, if                          contracts) Yes,
   Purchase                         cumulative                               during Access
   Payments if                      payments are                             Period, unless
   Contract                         over $100,000                            4LATER(R)
   Value is                         and prior Home                           Advantage
   greater                          Office approval                          Guaranteed
   than zero                        is provided                              Income Benefit
                                                                             or i4LIFE(R)
                                                                             Advantage
                                                                             Guaranteed
                                                                             Income Benefit
                                                                             has been
                                                                             elected
                                                                             (qualified
                                                                             contracts)

9. Spousal       Yes                Yes                  No                  No                 Yes (prior to    No
   Continuation                                                                                 Periodic Income
                                                                                                Commencement
                                                                                                Date)

10. Ability to   Yes, after 5       Yes, after 5         Yes, after 7        No                 Yes, after 3     Yes, after 3
    Cancel Rider years following    years following      Years               (non-qualified     years following  years
                 the later of       the later of                             contracts)         the later of     following the
                 rider effective    rider effective                          Yes, at any        rider effective  later of rider
                 date or            date or                                  time               date or most     effective date
                 contractowner-     contractowner-                           (qualified         recent Reset     or most recent
                 elected step-up    elected step-up                          contracts)                          Reset (if
                                                                                                                 4LATER(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected or
                                                                                                                 purchasers of
                                                                                                                 LINCOLN
                                                                                                                 LIFETIME
                                                                                                                 INCOME(SM)
                                                                                                                 Advantage
                                                                                                                 elect the
                                                                                                                 Guaranteed
                                                                                                                 Income
                                                                                                                 Benefit) Yes,
                                                                                                                 at any time
                                                                                                                 (if i4LIFE(R)
                                                                                                                 Advantage
                                                                                                                 Guaranteed
                                                                                                                 Income Benefit
                                                                                                                 is elected)

11. Nursing      No                 No                   Yes (Not            No                 No               No
    Home Benefit                                         available in New
                                                         York)

12. May Elect    No                 No                   No                  Limited to         No (prior to     Limited to
    Other Living                                                             Guaranteed         Periodic Income  i4LIFE(R)
    Benefit                                                                  Income Benefit     Commencement     Advantage
    Riders                                                                                      Date)

                           SAI 3

Lincoln ChoicePlus AssuranceSM (C Share)
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (C Share) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2010. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (C Share) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 2348, Fort Wayne, IN 46802, or call 1-888-868-2583.




Table of Contents




Item                                             Page
Special Terms                                   B-2
Services                                        B-2
Principal Underwriter                           B-2
Purchase of Securities Being Offered            B-2
Interest Adjustment Example                     B-2
Annuity Payouts                                 B-4
Examples of Regular Income Payment
Calculations                                    B-5


Item                                             Page
Determination of Accumulation and Annuity Unit
Value                                           B-5
Capital Markets                                 B-5
Advertising & Ratings                           B-6
More About the S&P 500 Index                    B-6
Additional Services                             B-6
Other Information                               B-7
Financial Statements                            B-7

This SAI is not a prospectus.

The date of this SAI is May 1, 2010.

Special Terms
The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm
The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.



Principal Underwriter

Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of Lincoln Life, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives, who are associated with Lincoln Financial Advisors Corporation, our affiliate. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. Lincoln Life (prior to May 1, 2007) and LFD (on or after May 1, 2007) acting as Principal Underwriter paid, $223,104,195, $220,940,772, and $202,245,526 to LFA and Selling Firms in 2007, 2008 and 2009, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                               (3)
                (1)       (2)                  Adjusted   (4)       (5)          (6)         (7)
                Annuity   1 + Interest         Annuity    Minimum   Greater of   Surrender   Surrender
Contract Year   Value     Adjustment Formula   Value      Value     (3) & (4)    Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
  1............ $51,710        0.962268        $49,759    $50,710   $50,710      $4,250      $46,460
  2............ $53,480        0.985646        $52,712    $51,431   $52,712      $4,250      $48,462
  3............ $55,312        1.000000        $55,312    $52,162   $55,312      $4,000      $51,312
  4............ $57,208        1.009756        $57,766    $52,905   $57,766      $3,500      $54,266
  5............ $59,170           N/A          $59,170    $53,658   $59,170      $3,000      $56,170

                           ANNUITY VALUE CALCULATION



                   BOY*                              Annual        EOY**
                   Annuity       Guaranteed          Account       Annuity
Contract Year      Value         Interest Rate       Fee           Value
------------------ ---------     ---------------     ---------     ----------
   1...............$50,000   x       1.035       -   $40       =   $51,710
   2...............$51,710   x       1.035       -   $40       =   $53,480
   3...............$53,480   x       1.035       -   $40       =   $55,312
   4...............$55,312   x       1.035       -   $40       =   $57,208
   5...............$57,208   x       1.035       -   $40       =   $59,170

                         SURRENDER CHARGE CALCULATION



                   Surrender
                   Charge                       Surrender
Contract Year      Factor         Deposit       Charge
------------------ ----------     ---------     ----------
   1...............     8.5%  x   $50,000   =   $4,250
   2...............     8.5%  x   $50,000   =   $4,250
   3...............     8.0%  x   $50,000   =   $4,000
   4...............     7.0%  x   $50,000   =   $3,500
   5...............     6.0%  x   $50,000   =   $3,000

                       1 + INTEREST ADJUSTMENT FORMULA CALCULATION



Contract Year       Index A      Index B      Adj Index B      N        Result
----------------    ---------    ---------    -------------    -----    ---------
  1.............     3.50%        4.00%          4.50%          4       0.962268
  2.............     3.50%        3.50%          4.00%          3       0.985646
  3.............     3.50%        3.00%          3.50%          2       1.000000
  4.............     3.50%        2.00%          2.50%          1       1.009756
  5.............     3.50%         N/A            N/A          N/A         N/A

                           MINIMUM VALUE CALCULATION



                                  Minimum             Annual
                                  Guaranteed          Account       Minimum
Contract Year                     Interest Rate       Fee           Value
------------------                ---------------     ---------     ----------
   1...............$50,000    x       1.015       -   $40       =   $50,710
   2...............$50,710    x       1.015       -   $40       =   $51,431
   3...............$51,431    x       1.015       -   $40       =   $52,162
   4...............$52,162    x       1.015       -   $40       =   $52,905
   5...............$52,905    x       1.015       -   $40       =   $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year



Annuity Payouts

Variable Annuity Payouts
Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax;
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


Proof of Age, Sex and Survival

We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               15-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,813.44              $10,004.94

A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets


The capital and credit markets have been experiencing extreme volatility and disruption for more than twelve months. In some cases, the markets have exerted downward pressure on availability of liquidity and credit capacity for certain companies. As a result, the market for fixed income securities has experienced illiquidity, increased price volatility, credit downgrade events and increased expected probability of default. Securities that are less liquid are more difficult to value and may be hard to sell, if desired. During this time period, domestic and international equity markets have also been experiencing heightened volatility and turmoil, with issuers (such as our company) that have exposure to the real estate, mortgage and credit markets particularly affected.

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which itself is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.


Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Nationally recognized rating agencies rate the financial strength of our Company. The ratings do not imply approval of the product and do not refer to the performance of the product, or to the VAA, including underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. In late September and early October of 2008, A.M. Best Company, Fitch, Moody's and Standard & Poor's each revised their outlook for the U.S. life insurance sector from stable to negative. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings.


More About the S&P 500 Index

Investors look to indexes as a standard of market performance. Indexes are groups of stocks or bonds selected to represent an entire market. The S&P 500 Index is a widely used measure of large US company stock performance. It consists of the common stocks of 500 major corporations selected according to size, frequency and ease by which their stocks trade, and range and diversity of the American economy.

The LVIP SSgA S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the fund. S&P has no obligation to take the needs of the fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund or the timing of the issuance or sale of the fund or in the determination or calculation of the equation by which the fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND OR ITS SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


Beginning May 1, 2010, the cross reinvestment service is no longer available unless the contractowner has enrolled in this service prior to this date. Contractowners who are currently enrolled in this service will not be impacted by this change.


Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2009 financial statements of the VAA and the December 31, 2009 consolidated financial statements of Lincoln Life appear on the following pages.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                        CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2009 AND 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company and its subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company and subsidiaries at December 31, 2009 and 2008, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 2 to the consolidated financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.


/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
April 1, 2010

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS)

                                                                           AS OF DECEMBER 31,
                                                                          -------------------
                                                                            2009       2008
                                                                          --------   --------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
      Fixed maturity (amortized cost: 2009 -- $58,816; 2008 -- $52,558)   $ 58,889   $ 46,489
      Equity (cost: 2009 -- $141; 2008 -- $187)                                155        139
   Trading securities                                                        2,366      2,189
   Mortgage loans on real estate                                             6,835      7,396
   Real estate                                                                 128        119
   Policy loans                                                              2,864      2,887
   Derivative investments                                                      841         60
   Other investments                                                           975        948
                                                                          --------   --------
         Total investments                                                  73,053     60,227
Cash and invested cash                                                       2,553      2,116
Deferred acquisition costs and value of business acquired                    9,396     11,184
Premiums and fees receivable                                                   302        445
Accrued investment income                                                      860        782
Reinsurance recoverables                                                     8,018     11,334
Reinsurance related embedded derivatives                                       139        167
Goodwill                                                                     3,011      3,520
Other assets                                                                 3,375      3,509
Separate account assets                                                     73,500     55,655
                                                                          --------   --------
         Total assets                                                     $174,207   $148,939
                                                                          ========   ========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                  $ 13,940   $ 17,054
Other contract holder funds                                                 63,744     59,441
Short-term debt                                                                 21          4
Long-term debt                                                               1,925      2,080
Funds withheld reinsurance liabilities                                       3,137      2,243
Deferred gain on business sold through reinsurance                             516        542
Payables for collateral on investments                                       1,924        880
Other liabilities                                                            2,099      1,382
Separate account liabilities                                                73,500     55,655
                                                                          --------   --------
         Total liabilities                                                 160,806    139,281
                                                                          --------   --------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 14)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares, authorized, issued and outstanding       10,588      9,132
Retained earnings                                                            2,915      3,135
Accumulated other comprehensive loss                                          (102)    (2,609)
                                                                          --------   --------
         Total stockholder's equity                                         13,401      9,658
                                                                          --------   --------
            Total liabilities and stockholder's equity                    $174,207   $148,939
                                                                          ========   ========

           See accompanying Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS, EXCEPT PER SHARE DATA)

                                                                                                FOR THE YEARS ENDED
                                                                                                    DECEMBER 31,
                                                                                             ------------------------
                                                                                              2009     2008     2007
                                                                                             ------   ------   ------
REVENUES
Insurance premiums                                                                           $1,816   $1,835   $1,664
Insurance fees                                                                                2,841    2,990    2,930
Net investment income                                                                         4,006    3,975    4,181
Realized loss:
   Total other-than-temporary impairment losses on securities                                  (643)    (682)    (257)
   Portion of loss recognized in other comprehensive income                                     262       --       --
                                                                                             ------   ------   ------
      Net other-than-temporary impairment losses on securities recognized in earnings          (381)    (682)    (257)
      Realized gain (loss), excluding other-than-temporary impairment losses on securities     (208)    (142)     130
                                                                                             ------   ------   ------
         Total realized loss                                                                   (589)    (824)    (127)
                                                                                             ------   ------   ------
Amortization of deferred gain on business sold through reinsurance                               73       76       83
Other revenues and fees                                                                         299      271      323
                                                                                             ------   ------   ------
      Total revenues                                                                          8,446    8,323    9,054
                                                                                             ------   ------   ------
BENEFITS AND EXPENSES
Interest credited                                                                             2,406    2,438    2,379
Benefits                                                                                      2,388    2,654    2,330
Underwriting, acquisition, insurance and other expenses                                       2,579    2,960    2,520
Interest and debt expense                                                                        93       85       82
Impairment of intangibles                                                                       729       --       --
                                                                                             ------   ------   ------
   Total benefits and expenses                                                                8,195    8,137    7,311
                                                                                             ------   ------   ------
      Income before taxes                                                                       251      186    1,743
      Federal income tax expense (benefit)                                                      163      (68)     504
                                                                                             ------   ------   ------
         Net income                                                                          $   88   $  254   $1,239
                                                                                             ======   ======   ======

           See accompanying Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                              ---------------------------
                                                                2009      2008      2007
                                                              -------   -------   -------
COMMON STOCK
Balance as of beginning-of-year                               $ 9,132   $ 9,105   $ 9,088
Lincoln National Corporation purchase price                        --        --        (9)
Capital contribution from Lincoln National Corporation          1,451        --        --
Stock compensation/issued for benefit plans                         5        27        26
                                                              -------   -------   -------
   Balance as of end-of-year                                   10,588     9,132     9,105
                                                              -------   -------   -------
RETAINED EARNINGS
Balance as of beginning-of-year                                 3,135     3,283     3,341
Cumulative effect from adoption of new accounting standards        97        --       (55)
Comprehensive income (loss)                                     2,692    (2,408)      876
Other comprehensive income (loss), net of tax                  (2,604)    2,662       363
                                                              -------   -------   -------
   Net income                                                      88       254     1,239
Dividends declared                                               (405)     (402)   (1,242)
                                                              -------   -------   -------
   Balance as of end-of-year                                    2,915     3,135     3,283
                                                              -------   -------   -------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                (2,609)       53       416
Cumulative effect from adoption of new accounting standards       (97)       --        --
Other comprehensive income (loss), net of tax                   2,604    (2,662)     (363)
                                                              -------   -------   -------
   Balance as of end-of-year                                     (102)   (2,609)       53
                                                              -------   -------   -------
      Total stockholder's equity as of end-of-year            $13,361   $ 9,658   $12,441
                                                              =======   =======   =======

           See accompanying Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)

                                                                                    FOR THE YEARS ENDED
                                                                                        DECEMBER 31,
                                                                               ----------------------------
                                                                                 2009       2008      2007
                                                                               --------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                     $     88   $   254   $ 1,239
Adjustments to reconcile net income to net cash provided by operating activities:
   Deferred acquisition costs, value of business acquired,
      deferred sales inducements and deferred front
      end loads deferrals and interest, net of amortization                        (371)     (237)     (916)
   Trading securities purchases, sales and maturities, net                          (20)      177       316
   Change in premiums and fees receivable                                           132       (61)      (88)
   Change in accrued investment income                                              (87)       19        13
   Change in future contract benefits                                            (3,165)    4,169       526
   Change in other contract holder funds                                            319       (71)      453
   Change in reinsurance related assets and liabilities                           2,790    (3,618)     (493)
   Change in federal income tax accruals                                            178    (45)      310
   Realized loss                                                                    589       824       127
   Impairment of intangibles                                                        729        --        --
   Amortization of deferred gain on business sold through reinsurance               (73)      (76)      (83)
   Other                                                                              1       (12)     (134)
                                                                               --------   -------   -------
      Net cash provided by operating activities                                   1,110     1,323     1,270
                                                                               --------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                      (13,075)   (5,776)   (8,606)
Sales of available-for-sale securities                                            3,614     1,506     3,453
Maturities of available-for-sale securities                                       3,209     3,732     4,087
Purchases of other investments                                                     (779)   (1,163)   (2,018)
Sales or maturities of other investments                                          1,102       907     1,880
Increase (decrease) in payables for collateral on investments                     1,044      (255)     (369)
Proceeds from sale of subsidiaries/businesses                                         6        --        --
Other                                                                               (51)     (117)      (84)
                                                                               --------   -------   -------
      Net cash provided used in investing activities                             (4,930)   (1,166)   (1,657)
                                                                               --------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt, net of issuance costs                                    --       250       375
Increase (decrease) in short-term debt                                                3       (14)       13
Deposits of fixed account values, including the fixed portion of variable        11,346     9,806     9,481
Withdrawals of fixed account values, including the fixed portion of variable     (5,440)   (5,910)   (6,645)
Transfers to and from separate accounts, net                                     (2,248)   (2,204)   (2,448)
Payment of funding agreements                                                        --      (550)       --
Common stock issued for benefit plans and excess tax benefits                        --         8        --
Capital contribution from parent company                                          1,001        --        --
Dividends paid to stockholders                                                     (405)     (402)     (787)
                                                                               --------   -------   -------
      Net cash provided by (used in) financing activities                         4,257       984       (11)
                                                                               --------   -------   -------
Net increase (decrease) in cash and invested cash                                   437     1,141      (398)
Cash and invested cash as of beginning-of-year                                    2,116       975     1,373
                                                                               --------   -------   -------
      Cash and invested cash as of end-of-year                                 $  2,553   $ 2,116   $   975
                                                                               ========   =======   =======

           See accompanying Notes to Consolidated Financial Statements

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's whole-saling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States of America ("U.S.") and several U.S. territories. See Note 23 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial position, results of operations and cash flows, are summarized below.

On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, First Penn-Pacific Life Insurance Company ("FPP"), to LNC. The consolidated financial statements include the results of operations and financial condition of FPP from January 1, 2007 through May 3, 2007. FPP's results subsequent to May 3, 2007, are excluded from these consolidated financial statements. On May 7, 2009, LNC made a capital contribution to LNL that transferred ownership of Lincoln Financial Media ("LFM") to LNL. LFM's results subsequent to May 7, 2009, are included in these consolidated financial statements.

The insurance subsidiaries also submit financial statements to insurance industry regulatory authorities. Those financial statements are prepared on the basis of statutory accounting practices ("SAP") and are significantly different from financial statements prepared in accordance with GAAP. See Note 21 for additional discussion on SAP.

Certain amounts reported in prior years' consolidated financial statements have been reclassified to conform to the presentation adopted in the current year. These reclassifications had no effect on net income or stockholder's equity of the prior years.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method.

The carrying value of our investments that we account for using the equity method on our Consolidated Balance Sheets and equity in earnings on our Consolidated Statements of Income is not material. All material inter-company accounts and transactions have been eliminated in consolidation. See Note 4 for additional discussion on our VIEs.

ACCOUNTING ESTIMATES AND ASSUMPTIONS

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds which includes deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS

For all business combination transactions occurring after January 1, 2009, we use the acquisition method of accounting. For more detail on the acquisition method, see Note 2 - "Adoption of New Accounting Standards - Business Combinations Topic." For all business combination transactions initiated after June 30, 2001, but before January 1, 2009, the purchase method of accounting has been used, and accordingly, the assets and liabilities of the acquired company have been recorded at their estimated fair values as of the merger date. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information relative to the fair values as of the acquisition date becomes available. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE HIERARCHY

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATIONTM ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

     - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date as "blockage discounts" for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available for an identical asset or liability in an active market are prohibited;

     - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

     - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS

Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("OCI"), net of associated DAC, VOBA, DSI, other contract holder funds and deferred income taxes. See Notes 5 and 15 for additional details.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. We use observable and unobservable inputs to our valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with senior business leaders and brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on management's judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. The standard inputs used in order of priority are benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. In addition to the defined standard inputs to our valuation methodologies, we also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. Government bonds. Mortgage-backed securities ("MBS") and asset-backed securities ("ABS") utilize additional inputs which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step down features and over collateralization features. The valuation methodologies for our state and municipal bonds use additional inputs which include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields. Our hybrid and redeemable preferred stocks and equity AFS securities utilize additional inputs of exchange prices (underlying and common stock of the same issuer).

AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Income. When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities, we generally consider the following to determine that our unrealized losses are not OTTI:

     -    The estimated range and average period until recovery;

     -    The estimated range and average holding period to maturity;

     -    Remaining payment terms of the security;

     - Current delinquencies and nonperforming assets of underlying collateral;

     -    Expected future default rates;

     - Collateral value by vintage, geographic region, industry concentration or property type;

     - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and

     -    Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Income. If we do not intend to sell a debt security or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Consolidated Statements of Income, as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in OCI to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sale of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

     -    The current economic environment and market conditions;

     -    Our business strategy and current business plans;

     - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;

     - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;

     - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

     -    The capital risk limits approved by management; and

     -    Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

     -    Historic and implied volatility of the security;

     - Length of time and extent to which the fair value has been less than amortized cost;

     - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;

     - Failure, if any, of the issuer of the security to make scheduled payments; and

     - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond or ABS collateralized debt obligations ("CDOs"), we perform additional analysis related to the underlying issuer including, but not limited to, the following:

     - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;

     -    Fundamentals of the industry in which the issuer operates;

     - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

     - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);

     -    Expectations regarding defaults and recovery rates;

     -    Changes to the rating of the security by a rating agency; and

     - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

     - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;

     - Level of creditworthiness of the home equity loans that back a collateralized mortgage obligations ("CMO"), residential mortgages that back a mortgage pass-through securities ("MPTS") or commercial mortgages that back a commercial MBS ("CMBS");

     - Susceptibility to fair value fluctuations for changes in the interest rate environment;

     - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;

     - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security and our expectations of sale of such a security; and

     -    Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES

Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Income as they occur.

ALTERNATIVE INVESTMENTS

Alternative investments, which consist primarily of investments in Limited Partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners.

As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS

When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Income. Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

CREDIT-LINKED NOTES

We earn a spread between the coupon received on the credit-linked notes ("CLNs") and the interest credited on the funding agreements. Our CLNs were created using a special purpose trust that combines highly rated assets with credit default swaps to produce a multi-class structured security. The high quality assets in these transactions are AAA-rated ABS secured by a pool of credit card receivables. The credit default swaps in the underlying portfolios are actively managed by the investment manager for the pool of underlying issuers in each of the transactions, as permitted in the CLN agreements. The investment manager, from time to time, has directed substitutions of corporate names in the reference portfolio. When substituting corporate names, the issuing special purpose trust transacts with a third party to sell credit protection on a new issuer, selected by the investment manager. The cost to substitute the corporate names is based on market conditions and the liquidity of the corporate names. This new issuer will replace the issuer the investment manager has identified to remove from the pool of issuers. The substitution of corporate issuers does not revise the CLN agreement. The subordination and the participation in credit losses may change as a result of the substitution. The amount of the change is dependent upon the relative risk of the issuers removed and replaced in the pool of issuers.

Consistent with other debt market instruments, we are exposed to credit losses within the structure of the CLNs, which could result in principal losses to our investments. However, we have attempted to protect our investments from credit losses through the multi-tiered class structure of the CLN, which requires the subordinated classes of the investment pool to absorb all of the credit losses up to the current attachment point. LNL owns the mezzanine tranche of these investments.

Our evaluation of the CLNs for OTTI involves projecting defaults in the underlying collateral pool, making assumptions regarding severity and then comparing losses on the underlying collateral pool to the amount of subordination. We apply current published industry data of projected default rates to the underlying collateral pool to estimate the expected future losses. If expected losses were to exceed the attachment point, we may recognize an OTTI on the CLN. See Note 4 and Note 5 for additional discussion on our CLNs.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Income along with mortgage loan fees, which are recorded as they are incurred. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price, or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. We do not accrue interest on impaired loans and loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Income when received, depending on the assessment of the collectibility of the loan. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Income.

POLICY LOANS

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE

Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Income. The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Income. Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS

We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Hierarchy." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign subsidiary.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments not designated as hedging instruments but that are economic hedges, the gain or loss is recognized in net income within realized gain (loss) during the period of change.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in realized gain (loss) on our Consolidated Statements of Income. See Note 6 for additional discussion of our derivative instruments.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND CASH EQUIVALENTS

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with a maturity of three months or less.

DAC, VOBA, DSI AND DFEL

Commissions and other costs of acquiring universal life ("UL") insurance, variable universal life ("VUL") insurance, traditional life insurance, annuities and other investment contracts, which vary with and are related primarily to the production of new business, have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI, and the unamortized balance is reported in other assets on our Consolidated Balance Sheets. Contract sales charges that are collected in the early years of an insurance contract are deferred (referred to as "DFEL"), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends. Both DAC and VOBA amortization is reported within underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. DSI is expensed in interest credited on our Consolidated Statements of Income. The amortization of DFEL is reported within insurance fees on our Consolidated Statements of Income.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 30 years, based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are 14 to 20 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

All traditional contracts, including traditional life insurance, which include individual whole life, group business and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Income reflecting the incremental impact of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

On a quarterly basis, we may record an adjustment to the amounts included within our Consolidated Balance Sheets for DAC, VOBA, DSI and DFEL with an offsetting benefit or charge to revenue or expense for the impact of the difference between future EGPs used in the prior quarter and the emergence of actual and updated future EGPs in the current quarter ("retrospective unlocking"). In addition, in the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for annuity and life insurance products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL, included on our Consolidated Balance Sheets, are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change ("prospective unlocking - assumption changes"). We may also identify and implement actuarial modeling refinements ("prospective unlocking - model refinements") that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for annuity and life insurance products with living benefit and death benefit guarantees. The primary distinction between retrospective and prospective unlocking is that retrospective unlocking is driven by the difference between actual gross profits compared to EGPs each period, while prospective unlocking is driven by changes in assumptions or projection models related to our projections of future EGPs.

DAC, VOBA, DSI and DFEL are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE

Our insurance companies enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Income, respectively, because there is a right of offset explicit in the reinsurance agreements. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. In addition, certain events, including a significant adverse change in legal factors or the business climate, an adverse action or assessment by a regulator or unanticipated competition, would cause us to review the carrying amounts of goodwill for impairment. We are required to perform a two-step test in our evaluation of the carrying value of goodwill for impairment. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value is deemed to be sufficient and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist and Step 2 is required to be performed. In Step 2, the implied fair value of the reporting unit's goodwill is determined by assigning the reporting unit's fair value as determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value, and a charge is reported in impairment of intangibles on our Consolidated Statements of Income.

SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

Specifically identifiable intangible assets, net of accumulated amortization, are reported in other assets on our Consolidated Balance Sheets. The carrying values of specifically identifiable intangible assets are reviewed periodically for indicators of impairment in value, including unexpected or adverse changes in the following: the economic or competitive environments in which the Company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Income.

Sales force intangibles are attributable to the value of the distribution system acquired in the Insurance Solutions - Life Insurance segment. These assets are amortized on a straight-line basis over their useful life of 25 years.

Specifically identifiable intangible assets also include Federal Communications Commission ("FCC") licenses and other agreements reported within Other Operations. The FCC licenses are not amortized.

OTHER LONG-LIVED ASSETS

Property and equipment owned for company use is included in other assets on our Consolidated Balance Sheets and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.

We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.

Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. See Note 11 for additional information regarding arrangements with contractual guarantees.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Income in a category referred to as GLBs.

The "market consistent scenarios" used in the determination of the fair value of the GWB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. In our calculation, risk-neutral Monte-Carlo simulations resulting in over 10 million scenarios are utilized to value the entire block of guarantees. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.00% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest. The change in the reserve for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.

With respect to our future contract benefits and other contract holder funds, we continually review: overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.

UL and VUL products with secondary guarantees represented approximately 41% of permanent life insurance in force as of December 31, 2009, and approximately 71% of sales for these products in 2009. Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Future contract benefits on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate surrender value including an estimate for our nonperformance risk. Our LINCOLN SMARTSECURITY(R) Advantage GWB feature, GIB and 4LATER(R) features have elements of both insurance benefits and embedded derivatives. We weight these features and their associated reserves accordingly based on their hybrid nature. We classify these items in Level 3 within the hierarchy levels described above in "Fair Value Hierarchy."

The fair value of our indexed annuity contexts is based on their approximate surrender values.

BORROWED FUNDS

LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE

Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. In addition, for the deferred loss on the reinsurance ceded to LNBAR, we are recognizing it over 30 years.

COMMITMENTS AND CONTINGENCIES

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

INSURANCE FEES

Insurance fees for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within insurance fees on our Consolidated Statements of Income. These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Consolidated Statements of Income.

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME

Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For ABS and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Income.

REALIZED GAIN (LOSS)

Realized gain (loss) on our Consolidated Statements of Income includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivative and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES AND FEES

Other revenues and fees consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED

Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2007 through 2009 ranged from 3.00% to 9.00%.

BENEFITS

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits and annuity products with guaranteed death benefits. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

Pursuant to the accounting rules for our obligations to employees under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is initially established at the beginning of the plan year based on historical and projected future rates of return and is the average rate of earnings expected on the funds invested or to be invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate. See Note 18 for additional information.

STOCK-BASED COMPENSATION

In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income. See Note 20 for additional information.

INTEREST AND DEBT EXPENSES

Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, costs or hedges are amortized (accreted) over the term of the related borrowing utilizing the effective interest method.

INCOME TAXES

We have elected to file consolidated federal income tax returns with LNC and its subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required to reduce the deferred tax asset to an amount that we expect, more likely than not, will be realized. See Note 7 for additional information.

2. NEW ACCOUNTING STANDARDS

ADOPTION OF NEW ACCOUNTING STANDARDS

In June 2009, the FASB amended the current hierarchy of GAAP, and identified the FASB ASC as the single source of authoritative GAAP recognized by the FASB. Although the FASB ASC did not change current GAAP, it superseded all existing non-Securities and Exchange Commission ("SEC") accounting and reporting standards as of the effective date. The accounting guidance in the FASB ASC is organized by topical reference, with all the contents having the same level of authority. We adopted the FASB ASC as of September 30, 2009, and have revised all of the referencing of GAAP accounting standards in this filing to reflect the appropriate references in the new FASB ASC.

BUSINESS COMBINATIONS TOPIC

In December 2007, the FASB revised the accounting guidance related to the Business Combinations Topic of the FASB ASC. This revised accounting guidance retained the fundamental requirements for recognizing a business combination, but established revised principles and requirements for the acquirer in a business combination to measure and recognize the acquisition-date fair values of identifiable assets acquired, liabilities assumed and any noncontrolling interests in the acquiree. In addition, goodwill is measured as the excess of the consideration transferred, plus the fair value of any noncontrolling interest in the acquiree, in excess of the fair values of the identifiable net assets acquired. Any contingent consideration is recognized at the acquisition-date fair value, acquisition costs must be expensed in the period the costs are incurred and financial statement disclosures were enhanced to provide users with information to evaluate the nature and financial effects of the business combination. We adopted these revisions for acquisitions occurring after January 1, 2009. The adoption did not have a material impact on our consolidated financial condition or results of operations.

In April 2009, the FASB further amended the guidance in the Business Combinations Topic related to the recognition and measurement of contingencies acquired in a business combination. Contingent assets acquired and liabilities assumed (jointly referred to as "pre-acquisition contingencies") in a business combination are measured as of the acquisition-date fair value only if fair value can be determined during the measurement period. If the fair value cannot be determined during the measurement period, but information is available as of the end of the measurement period indicating the pre-acquisition contingency is both probable and can be reasonably estimated, then the pre-acquisition contingency is recognized as of the acquisition date based on the estimated amount. Subsequent to the acquisition date, the measurement of pre-acquisition contingencies is dependent on the nature of the contingency. We adopted these amendments for acquisitions occurring after January 1, 2009. The adoption did not have a material impact on our consolidated financial condition or results of operations.

COMPENSATION -- RETIREMENT BENEFITS TOPIC

In December 2008, the FASB amended the disclosure requirements for the Compensation - Retirement Benefits Topic of the FASB ASC, which requires enhanced disclosures regarding the plan assets of an employer's defined benefit pension or other postretirement benefit plans. The new disclosures include information regarding the investment allocation decisions made for plan assets, the fair value of each major category of plan assets disclosed separately for pension plans and other postretirement benefit plans and the inputs and valuation techniques used to measure the fair value of plan assets, including the level within the fair value hierarchy as defined by the Fair Value Measurements and Disclosures Topic of the FASB ASC. In addition, enhanced disclosures are required for fair value measurements of plan assets using Level 3 inputs. We adopted these amendments effective December 31, 2009, and have prospectively included the enhanced disclosures related to the applicable employee benefit plans in Note 18.

CONSOLIDATIONS TOPIC

In December 2007, the FASB amended the Consolidations Topic of the FASB ASC to establish accounting and reporting standards for noncontrolling interests, which represents the portion of equity in a subsidiary not attributable, directly or indirectly, to the parent. Noncontrolling interests must be identified, labeled and presented clearly on the face of the applicable consolidated financial statements, with amounts attributable to the parent and to the noncontrolling interest clearly identified. Changes in a parent's ownership interest while the parent retains its controlling financial interest must be consistently accounted for as an equity transaction. When a subsidiary is deconsolidated, any retained noncontrolling equity investment in the former subsidiary must be initially measured at fair value. The gain or loss on the deconsolidation of the subsidiary is measured using the fair value of any noncontrolling equity investment rather than the carrying amount of that retained investment. In addition, financial statement disclosures must clearly distinguish between the interests of the parent and the interests of the noncontrolling owners. We adopted these amendments effective January 1, 2009. The adoption did not have a material impact on our consolidated financial condition and results of operations.

DERIVATIVES AND HEDGING TOPIC

In March 2008, the FASB amended the Derivatives and Hedging Topic of the FASB ASC to expand the qualitative and quantitative disclosure requirements for derivative instruments and hedging activities to include how and why an entity uses derivative instruments; how derivative instruments and related hedged items are accounted for in accordance with the FASB ASC guidance; and how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. Quantitative disclosure requirements include a tabular format by primary underlying risk and accounting designation for the fair value amount, cross-referencing the location of derivative instruments in the financial statements, the amount and location of gains and losses in the financial statements for derivative instruments and related hedged items and disclosures regarding credit-risk-related contingent features in derivative instruments. These expanded disclosure requirements apply to all derivative instruments within the scope of the Derivatives and Hedging Topic of the FASB ASC, nonderivative hedging instruments and all hedged items designated and qualifying as hedges. We adopted these amendments effective January 1, 2009, and have prospectively included the enhanced disclosures related to our derivative instruments and hedging activities in Note 6.

In addition, in June 2008, the FASB amended the Derivatives and Hedging Topic regarding the evaluation of an instrument (or embedded feature) indexed to an entity's own stock. The amendments to the accounting guidance require a two-step process to determine whether an equity-linked instrument (or embedded feature) is indexed to an entity's own stock first by evaluating the instrument's contingent exercise provisions, if any, and second, by evaluating the instrument's settlement provisions. We adopted this amendment to the FASB ASC effective January 1, 2009, for all outstanding instruments as of that date. The adoption did not have a material impact on our consolidated financial condition and results of operations.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In September 2006, the FASB updated the Fair Value Measurements and Disclosure Topic of the FASB ASC in order to establish a framework for measuring fair value under current accounting guidance that requires or permits fair value measurement, as well as to enhance disclosures about fair value measurements used by an entity. In the updated accounting guidance, the FASB retained the notion of an exchange price, but clarified that exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (exit price) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, rather than the price that would be paid to acquire the asset or receive a liability (entry price). Fair value measurement is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include the reporting entity's own credit risk. Inputs to the valuation techniques used to measure fair value were prioritized through a three-level fair value hierarchy defined as follows:

     - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date. "Blockage discounts" for large holdings of unrestricted financial instruments where quoted prices are readily and regularly available for an identical asset or liability in an active market are prohibited;

     - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

     - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

We have certain guaranteed benefit features within our annuity products that, prior to January 1, 2008, were recorded using fair value pricing, and we continue to measure these benefits using fair value pricing after the adoption of these updates to the Fair Value Measurements and Disclosures Topic, utilizing Level 3 inputs and some Level 2 inputs, which are reflective of the hypothetical market participant perspective for fair value measurement, including liquidity assumptions and assumptions regarding the Company's own credit or non-performance risk. In addition, disclosure requirements for annual and interim reporting were enhanced to focus on the inputs used to measure fair value, including those measurements using significant unobservable inputs and the effects of the measurements on earnings. See Notes 1 and 22 for additional information about our fair value disclosures for financial instruments.

We adopted the updates to the Fair Value Measurements and Disclosures Topic of the FASB ASC effective January 1, 2008, by recording increases (decreases) to the following categories (in millions) on our consolidated financial statements:

ASSETS
DAC                                                      $ (3)
VOBA                                                       (8)
Other assets -- DSI                                        (1)
                                                         ----
   Total assets                                          $(12)
                                                         ====

LIABILITIES
Future contract benefits:
   Remaining guaranteed interest and similar contracts   $(20)
Other liabilities -- income tax liabilities                 3
                                                         ----
      Total liabilities                                  $(17)
                                                         ====

REVENUES
Realized gain                                            $ 10
   Federal income tax                                       3
                                                         ----
      Increase to net income                             $  7
                                                         ====

See Note 1 for discussion of the methodologies and assumptions used to determine the fair value of our financial instruments carried at fair value.

In February 2007, the FASB amended the Fair Value Measurements and Disclosures Topic of the FASB ASC to allow an entity to make an irrevocable election, on specific election dates, to measure eligible items at fair value. If an entity elected the fair value option, unrealized gains and losses are recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item are recognized in earnings as incurred. Effective January 1, 2008, we elected not to adopt the fair value option for any financial assets or liabilities that existed as of that date.

In April 2009, the FASB amended the Fair Value Measurements and Disclosures Topic to provide additional guidance and key considerations for estimating fair value when the volume and level of activity for an asset or liability has significantly decreased in relation to normal market activity, as well as additional guidance on circumstances that may indicate a transaction is not orderly. A change in a valuation technique resulting from the adoption of this amended guidance is accounted for as a change in accounting estimate in accordance with the FASB ASC. As permitted under the transition guidance, we elected to early adopt these amendments to the Fair Value Measurements and Disclosures Topic effective January 1, 2009. The adoption did not have a material impact on our consolidated financial condition or results of operations.

In August 2009, the FASB issued Accounting Standards Update ("ASU") No.
2009-05, "Measuring Liabilities at Fair Value" ("ASU 2009-05") to provide further guidance on the application of fair value measurement to liabilities. These amendments provide valuation techniques to be used when measuring the fair value of a liability when a quoted price in an active market is not available. In addition, these amendments indicate that an entity is not required to include a separate input or adjustment to other inputs related to a restriction that prevents the transfer of the liability and clarify when a quoted price for a liability would be considered a Level 1 input. We adopted the accounting guidance in ASU 2009-05 for the reporting period ending December 31, 2009. The adoption did not have a material impact on our consolidated financial condition and results of operations.

In September 2009, the FASB issued ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)" ("ASU 2009-12"), to permit the use of net asset value per share, without further adjustment, to estimate the fair value of investments in investment companies that do not have readily determinable fair values. The net asset value per share must be calculated in a manner consistent with the measurement principles of the Financial Services - Investment Companies Topic of the FASB ASC and can be used by investors in investments such as hedge funds, private equity funds, venture capital funds and real estate funds. If it is probable the investment will be sold for an amount other than net asset value, the investor is required to estimate the fair value of the investment. In addition, enhanced disclosures are required for all investments within the scope of this accounting update. We adopted the guidance in ASU 2009-12 as of and for the year ended December 31, 2009. The adoption did not have a material impact on our consolidated financial condition or results of operations

FINANCIAL SERVICES -- INSURANCE INDUSTRY TOPIC

In September 2005, the American Institute of Certified Public Accountants issued accounting guidance which amended the Financial Services - Insurance Industry Topic of the FASB ASC related to the accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. Contract modifications that result in a substantially unchanged contract are accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract are accounted for as an extinguishment of the replaced contract. We adopted these amendments to the Financial Services - Insurance Industry Topic effective January 1, 2007, by recording decreases to total assets of $69 million, total liabilities of $28 million and retained earnings of $41 million on our Consolidated Balance Sheets. In addition, this adoption also resulted in an approximately $17 million increase to underwriting, acquisition, insurance and other expenses in our Consolidated Statements of Income for the year ended December 31, 2007, which was attributable to changes in DAC and VOBA deferrals and amortization.

In May 2008, the FASB updated the Financial Services - Insurance Industry Topic of the FASB ASC with accounting guidance applicable to financial guarantee insurance and reinsurance contracts not accounted for as derivative instruments. This accounting guidance changed current accounting practice related to the recognition and measurement of premium revenue and claim liabilities such that premium revenue recognition is linked to the amount of insurance protection and the period in which it is provided, and a claim liability is recognized when it is expected that a claim loss will exceed the unearned premium revenue. We do not hold any significant financial guarantee insurance and reinsurance contracts, and as such, the adoption of this amended accounting guidance on January 1, 2009, did not have a material impact on our consolidated financial condition and results of operations.

INCOME TAXES TOPIC

In June 2006, the FASB amended the Income Taxes Topic of the FASB ASC in order to provide a comprehensive model for how companies should recognize, measure, present and disclose in their financial statements uncertain tax positions taken or expected to be taken on a tax return. Companies are required to determine whether it is "more likely than not" that an individual tax position will be sustained upon examination by the appropriate taxing authority prior to any part of the benefit being recognized in the financial statements. We adopted the amendments to the Income Taxes Topic effective January 1, 2007, by recording an increase in the liability for unrecognized tax benefits of $14 million on our Consolidated Balance Sheets, offset by a reduction to the beginning balance of retained earnings.

INTANGIBLES -- GOODWILL AND OTHER TOPIC

In April 2008, the FASB amended the Intangibles - Goodwill and Other Topic of the FASB ASC related to the determination of the useful life of intangible assets. When developing renewal or extension assumptions in determining the useful life of recognized intangible assets, an entity must consider its own historical experience in renewing or extending similar arrangements. Absent the historical experience, an entity should use market participant assumptions consistent with the highest and best use of the asset. The amendments also require enhance financial statement disclosure regarding the extent to which expected future cash flows associated with the asset are affected by an entity's intent and/or ability to renew or extend an arrangement. We adopted these amendments effective January 1, 2009, and applied the guidance prospectively to recognized intangible assets acquired after the effective date and applied the disclosure requirements to all intangible assets recognized as of, and subsequent to, the effective date. The adoption did not have a material impact on our consolidated financial condition and results of operations.

INVESTMENTS -- DEBT AND EQUITY SECURITIES TOPIC

In April 2009, the FASB replaced the guidance in the Investments - Debt and Equity Securities Topic of the FASB ASC related to OTTI. Under this new accounting guidance, management's assertion that it has the intent and ability to hold an impaired debt security until recovery was replaced by the requirement for management to assert if it either has the intent to sell the debt security or if it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis. If management intends to sell the debt security or it is more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis, an OTTI shall be recognized in earnings equal to the entire difference between the debt security's amortized cost basis and its fair value as of the balance sheet date. After the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings.

If management does not intend to sell the debt security and it is not more likely than not the entity will be required to sell the debt security before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected is less than the amortized cost basis of the debt security (referred to as the credit loss), an OTTI is considered to have occurred. In this instance, the total OTTI must be bifurcated into the amount related to the credit loss, which is recognized in earnings, with the remaining amount of the total OTTI attributed to other factors (referred to as the noncredit portion) recognized as a separate component in OCI. After the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. In addition, the amendments to this topic expand and increase the frequency of existing disclosures about OTTI for debt and equity securities regarding expected cash flows, credit losses and the aging of securities with unrealized losses.

As permitted by the transition guidance, we early adopted these amendments to the Investments - Debt and Equity Securities Topic effective January 1, 2009, by recording an increase of $97 million to the opening balance of retained earnings with a corresponding decrease to accumulated OCI on our Consolidated Statements of Stockholder's Equity to reclassify the non-credit portion of previously other-than-temporarily impaired debt securities held as of January 1, 2009. The following summarizes the components (in millions) for this cumulative effect adjustment:

                                                   NET
                                   UNREALIZED   UNREALIZED
                                      OTTI         LOSS
                                     ON AFS       ON AFS
                                   SECURITIES   SECURITIES   TOTAL
                                   ----------   ----------   -----
Increase in amortized cost of
   fixed maturity AFS securities      $33          $152      $185
Change in DAC, VOBA,
   DSI, and DFEL                       (6)          (30)      (36)
Income tax                             (9)          (43)      (52)
                                      ---          ----      ----
   Net cumulative effect
      adjustment                      $18           $79      $ 97
                                      ===           ===      ====

The cumulative effect adjustment was calculated for all debt securities held as of January 1, 2009, for which an OTTI was previously recognized, and for which we did not intend to sell the security and it was not more likely than not that we would be required to sell the security before recovery of its amortized cost, by comparing the present value of cash flows expected to be received as of January 1, 2009, to the amortized cost basis of the debt securities. The discount rate used to calculate the present value of the cash flows expected to be collected was the rate for each respective debt security in effect before recognizing any OTTI. In addition, because the carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on fixed maturity AFS securities, we recognized a true-up to our DAC, VOBA, DSI and DFEL balances for this cumulative effect adjustment.

The following summarizes the increase to the amortized cost of our fixed maturity AFS securities (in millions) as of January 1, 2009, resulting from the recognition of the cumulative effect adjustment:

Corporate bonds                          $121
CMOs                                       62
CDOs                                        2
                                         ----
   Total fixed maturity AFS securities   $185
                                         ====

In addition, we include on the face of our Consolidated Statements of Income the total OTTI recognized in realized gain (loss), with an offset for the amount of noncredit impairments recognized in accumulated OCI. We disclose the amount of OTTI recognized in accumulated OCI in Note 15, and the enhanced disclosures related to OTTI are included in Note 5.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES TOPIC

In November 2008, the FASB amended the Investments - Equity Method and Joint Ventures Topic of the FASB ASC to address the impact to the accounting for equity method investments resulting from recent amendments to the Business Combinations and Consolidations Topics. The amendments require the subsequent issuances of shares by the equity method investee, which may reduce the investor's ownership percentage, be accounted for as if the investor sold a proportionate share of the investment, with gain or loss recognized through earnings. We adopted the amendments on January 1, 2009, prospectively for all investments accounted for under the equity method. The adoption did not have a material impact on our consolidated financial condition and results of operations.

INVESTMENTS -- OTHER TOPIC

In January 2009, the FASB revised the Investments - Other Topic of the FASB ASC in order to eliminate the requirement for holders of beneficial interests to estimate cash flow using a market participant's assumptions regarding current information and events in determining the current fair value of the security. The revised accounting guidance requires the use of all available information relevant to the security, including information about past events, current conditions and reasonable and supportable forecasts. We adopted the revisions to the Investments - Other Topic as of December 31, 2008. The adoption did not have a material impact on our consolidated financial condition or results of operations.

SUBSEQUENT EVENTS TOPIC

In May 2009, the FASB updated the Subsequent Events Topic of the FASB ASC in order to establish standards of accounting for the disclosure of events that take place after the balance sheet date, but before the financial statements are issued. The effect of all subsequent events that existed as of the balance sheet date must be recognized in the financial statements. For those events that did not exist as of the balance sheet date, but arose after the balance sheet date and before the financial statements are issued, recognition is not required, but depending on the nature of the event, disclosure may be required in order to keep the financial statements from being misleading. On February 24, 2010, the FASB amended its guidance on subsequent events to remove the requirements to disclose the date through which an entity has evaluated subsequent events. This change alleviated potential conflicts with current SEC guidance.

TRANSFERS AND SERVICING TOPIC

In February 2008, the FASB updated the Transfers and Servicing Topic of the FASB ASC regarding transfers of financial assets and the guidance for when a repurchase financing should be considered a linked transaction. Under a repurchase financing transaction, the transferor and the transferee are not permitted to separately account for the transfer of a financial asset and a related repurchase financing unless the two transactions have a valid and distinct business or economic purpose for being entered into separately and the repurchase financing does not result in the initial transferor regaining control over the financial asset. In addition, an initial transfer of a financial asset and a repurchase financing entered into contemporaneously with, or in contemplation of, one another, must meet specific criteria in order to receive separate accounting treatment. We adopted this update effective January 1, 2009, and the adoption did not have a material impact on our consolidated financial condition and results of operations.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

CONSOLIDATIONS TOPIC

In June 2009, the FASB issued ASU No. 2009-17, "Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" ("ASU 2009-17"), which amends the consolidation guidance related to VIEs. Primarily, the current quantitative analysis used under the Consolidations Topic of the FASB ASC will be eliminated and replaced with a qualitative approach that is focused on identifying the variable interest that has the power to direct the activities that most significantly impact the performance of the VIE and absorb losses or receive returns that could potentially be significant to the VIE. In addition, this new accounting standard will require an ongoing reassessment of the primary beneficiary of the VIE, rather than reassessing the primary beneficiary only upon the occurrence of certain pre-defined events. ASU 2009-17 will be effective as of the beginning of the annual reporting period that begins after November 15, 2009, and requires the reconsideration of all VIEs for consolidation in which an entity has a variable interest upon the effective date of these amendments.

In preparation for our adoption of ASU 2009-17 effective January 1, 2010, we are continuing to evaluate our involvement with entities we have determined are VIEs. Based on this evaluation, we may be required to consolidate the VIEs associated with our investment in CLNs. Upon the initial adoption of ASU 2009-17, if we consolidate the assets and liabilities of these VIEs, we have estimated the impact to be approximately $200 million, after-tax, which will be recorded as a cumulative effect adjustment to the beginning balance of retained earnings as of January 1, 2010. See Note 5 for more detail regarding our CLNs.

FAIR VALUE MEASUREMENTS AND DISCLOSURES TOPIC

In January 2010, the FASB issued ASU No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"), which primarily requires new disclosures related to the levels within the fair value hierarchy. An entity will be required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy, and separately present information related to purchases, sales, issuances and settlements in the reconciliation of fair value measurements classified as Level 3. In addition, ASU 2010-06 will amend the fair value disclosure requirement for pension and postretirement benefit plan assets to require this disclosure at the investment class level. ASU 2010-06 will be effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to purchases, sales, issuances and settlements for Level 3 fair value measurements, which are effective for reporting periods beginning after December 15, 2010. We will include the disclosures as required by ASU 2010-06 in the notes to our consolidated financial statements effective January 1, 2010, except for the disclosures related to Level 3 fair value measurements, which we will include in the notes to our consolidated financial statements effective January 1, 2011.

TRANSFERS AND SERVICING TOPIC

In June 2009, the FASB issued ASU No. 2009-16, "Accounting for Transfers of Financial Assets" ("ASU 2009-16"), which will eliminate the concept of a qualifying special-purpose entity ("SPE") and will remove the scope exception for a qualifying SPE from the Consolidations Topic of the FASB ASC. As a result, previously unconsolidated qualifying SPEs must be reevaluated for consolidation by the sponsor or transferor. In addition, this accounting update amends the accounting guidance related to transfers of financial assets in order to address practice issues that have been highlighted by the events of the recent economic decline. ASU 2009-16 is effective as of the beginning of the annual reporting period that begins after November 15, 2009. The recognition and measurement provisions will be applied to transfers that occur on or after the effective date and all qualifying SPEs that exist on and after the effective date must be evaluated for consolidation. We will adopt the provisions of ASU 2009-16 effective January 1, 2010, and do not expect the adoption will have a material impact on our consolidated financial condition and results of operations.

3. FUNDS WITHHELD AGREEMENT, REINSURANCE ASSUMED, CAPITAL CONTRIBUTION, REINSURANCE CEDED AND DIVIDEND

FUNDS WITHHELD AGREEMENT WITH LINCOLN NATIONAL REINSURANCE COMPANY (BARBADOS) LIMITED ("LNBAR")

We completed a funds withheld transaction with LNBAR during the fourth quarter of 2009 whereby we acquired the hedging program for certain GLB variable annuity products with GWB and GIB features. This transaction resulted in the receipt of cash of $162 million, an increase to derivative investments of $790 million and an increase in funds withheld reinsurance liabilities of $952 million. For further information on our hedging program regarding this matter, see "Guaranteed Living Benefit Embedded Derivative Reserves" in Note 6.

REINSURANCE ASSUMED FROM FPP

We completed a reinsurance transaction during the fourth quarter of 2009 whereby we assumed a block of business from FPP, a wholly-owned subsidiary of LNC. The following summarizes the impact of this transaction (in millions) on our Consolidated Balance Sheets:

ASSETS
Deferred acquisition costs                          $48
Other assets                                         15
                                                    ---
   Total assets                                     $63
                                                    ===

LIABILITIES
Future contract benefits                            $15
Deferred gain on business sold through reinsurance   47
Other liabilities                                     1
                                                    ---
    Total liabilities                               $63
                                                    ===

CAPITAL CONTRIBUTION OF LFM

On May 7, 2009, LNC made a capital contribution to LNL that transferred ownership of LFM to LNL. The following summarizes the impact of this capital contribution (in millions):

                                                 CAPITAL
                                              CONTRIBUTION
                                                  VALUE
                                              ------------
Cash and invested cash                            $  1
Goodwill                                           174
Specifically identifiable intangible assets        168
Other assets                                        21
Short-term debt                                    (14)
Other liabilities                                  (70)
                                                  ----
   Total capital contribution of LFM              $280
                                                  ====

The caption capital contribution from LNC, in the accompanying Consolidated Statements of Stockholder's Equity, includes the $280 million capital contribution of LFM presented above.

REINSURANCE CEDED TO LNBAR

We completed a reinsurance transaction during the fourth quarter of 2008 whereby we ceded a block of business to LNBAR, a wholly-owned subsidiary of LNC, which resulted in the release of approximately $240 million of capital previously supporting a portion of statutory reserves related to our insurance products with secondary guarantees. The following summarizes the impact of this transaction (in millions) on our Consolidated Balance Sheets:

ASSETS
Deferred acquisition costs and value of
   business acquired                                 $(230)
Other assets                                          (130)
                                                     -----
      Total assets                                   $(360)
                                                     =====
LIABILITIES
Future contract benefits                             $(539)
Other contract holder funds                            (47)
Funds withheld reinsurance liabilities                 434
Deferred loss on business sold through reinsurance     (78)
Other liabilities                                     (130)
                                                     -----
   Total liabilities                                 $(360)
                                                     =====

DIVIDEND OF FPP

On May 3, 2007, LNL made a dividend to LNC that transferred ownership of our formerly wholly-owned subsidiary, FPP, to LNC. The following summarizes this dividend (in millions):

                                                     DIVIDENDED
                                                        VALUE
                                                     ----------
Investments                                           $ 1,809
Cash and invested cash                                     20
Deferred acquisition costs and value of
   business acquired                                      246
Premiums and fees receivable                                2
Accrued investment income                                  24
Reinsurance recoverables                                  669
Goodwill                                                    2
Future contract benefits                                 (705)
Other contract holder funds                            (1,509)
Other liabilities                                         (66)
                                                      -------
   Total dividend of FPP                              $   492
                                                      =======

The caption dividends declared, in the accompanying Consolidated Statements of Stockholder's Equity, includes the $492 million dividend of FPP presented above.

4. VARIABLE INTEREST ENTITIES

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. We have carefully analyzed each VIE to determine whether we are the primary beneficiary. Based on our analysis of the expected losses and residual returns of the VIEs in which we have a variable interest, we have concluded that there are no VIEs for which we are the primary beneficiary, and, as such, we have not consolidated the VIEs in our consolidated financial statements. However, for those VIEs in which we are not the primary beneficiary, but hold a variable interest, we recognize the fair value of our variable interest on our consolidated financial statements.

Information (in millions) included on our Consolidated Balance Sheets for those VIEs where we had significant variable interest and where we were a sponsor was as follows:

                          AS OF DECEMBER 31, 2009
                      -------------------------------
                                             MAXIMUM
                       TOTAL      TOTAL        LOSS
                      ASSETS   LIABILITIES   EXPOSURE
                      ------   -----------   --------
Credit-linked notes    $322        $--         $600

                           AS OF DECEMBER 31, 2008
                      -------------------------------
                                             MAXIMUM
                       TOTAL      TOTAL       LOSS
                      ASSETS   LIABILITIES   EXPOSURE
                      ------   -----------   --------
Credit-linked notes    $50         $--         $600

CREDIT-LINKED NOTES

We invested in two CLNs where the note holders do not have voting rights or decision-making capabilities. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities. Because the note holders' investment does not permit them to make decisions about the entities' activities that would have a significant effect on the success of the entities, we have determined that these entities are VIEs. As of December 31, 2009, we are not the primary beneficiary of the VIEs as the multi-tiered class structure of the CLNs requires the subordinated classes of the investment pool to absorb credit losses prior to our class of notes. As a result, we will not absorb the majority of the expected losses and the coupon we receive on the CLNs limits our participation in the residual returns. For information regarding our exposure to loss in our CLNs, see "Credit-Linked Notes" in Note 5.

5. INVESTMENTS

AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                          AS OF DECEMBER 31, 2009
                                             -----------------------------------------------
                                                              GROSS UNREALIZED
                                             AMORTIZED   -------------------------     FAIR
                                                COST      GAINS   LOSSES   OTTI(1)    VALUE
                                             ---------   ------   ------   -------   -------
FIXED MATURITY SECURITIES
Corporate bonds                              $43,046     $2,195   $1,084    $ 63     $44,094
U.S. Government bonds                            136         12       --      --         148
Foreign government bonds                         473         25        9      --         489
MBS:
   CMOs                                        5,819        246      289     149       5,627
   MPTS                                        2,874         61       26      --       2,909
   CMBS                                        2,332         46      330      --       2,048
ABS:
   CDOs                                          189         10       33       9         157
   CLNs                                          600         --      278      --         322
State and municipal bonds                      1,983         14       54      --       1,943
Hybrid and redeemable preferred securities     1,364         33      245      --       1,152
                                             -------     ------   ------    ----     -------
      Total fixed maturity securities         58,816      2,642    2,348     221      58,889
                                             -------     ------   ------    ----     -------
EQUITY SECURITIES
Banking securities                                25         --        1      --          24
Insurance securities                              44          2       --      --          46
Other financial services securities               22         12        6      --          28
Other securities                                  50          7       --      --          57
                                             -------     ------   ------    ----     -------
      Total equity securities                    141         21        7      --         155
                                             -------     ------   ------    ----     -------
         Total AFS securities                $58,957     $2,663   $2,355    $221     $59,044
                                             =======     ======   ======    ====     =======

----------
(1) This amount is comprised of the gross unrealized OTTI cumulative effect adjustment as discussed in Note 2 and the amount reflected on our Consolidated Statements of Income during the year ended December 31, 2009, adjusted for other changes, including but not limited to, sales of fixed maturity AFS securities.

                                                       AS OF DECEMBER 31, 2008
                                             -------------------------------------------
                                                            GROSS UNREALIZED
                                             AMORTIZED   ---------------------     FAIR
                                                COST     GAINS   LOSSES   OTTI    VALUE
                                             ---------   -----   ------   ----   -------
FIXED MATURITY SECURITIES
Corporate bonds                               $38,608     $608   $4,341    $--   $34,875
U.S. Government bonds                             158       36       --     --       194
Foreign government bonds                          509       33       48     --       494
MBS:
   CMOs                                         6,612      168      733     --     6,047
   MPTS                                         1,749       57       37     --     1,769
   CMBS                                         2,428        7      588     --     1,847
ABS:
   CDOs                                           255        6      102     --       159
   CLNs                                           600       --      550     --        50
State and municipal bonds                         118        2        2     --       118
Hybrid and redeemable preferred securities      1,521        6      591     --       936
                                              -------     ----   ------    ---   -------
      Total fixed maturity securities          52,558      923    6,992     --    46,489
                                              -------     ----   ------    ---   -------
EQUITY SECURITIES
Banking securities                                 34       --       20     --        14
Insurance securities                               71        1       20     --        52
Other financial services securities                28        4        7     --        25
Other securities                                   54        4       10     --        48
                                              -------     ----   ------    ---   -------
      Total equity securities                     187        9       57     --       139
                                              -------     ----   ------    ---   -------
         Total AFS securities                 $52,745     $932   $7,049    $--   $46,628
                                              =======     ====   ======    ===   =======

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) were as follows:

                                                    AS OF
                                              DECEMBER 31, 2009
                                             -------------------
                                             AMORTIZED    FAIR
                                                COST      VALUE
                                             ---------   -------
Due in one year or less                       $ 1,891    $ 1,923
Due after one year through five years          13,021     13,578
Due after five years through ten years         15,821     16,447
Due after ten years                            16,269     15,878
                                              -------    -------
   Subtotal                                    47,002     47,826
MBS                                            11,025     10,584
CDOs                                              189        157
CLNs                                              600        322
                                              -------    -------
      Total fixed maturity AFS securities     $58,816    $58,889
                                              =======    =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                   AS OF DECEMBER 31, 2009
                                                                ----------------------------------------------------------------
                                                                 LESS THAN OR EQUAL      GREATER THAN
                                                                  TO TWELVE MONTHS       TWELVE MONTHS            TOTAL
                                                                -------------------   -------------------   --------------------
                                                                           GROSS                 GROSS                   GROSS
                                                                         UNREALIZED            UNREALIZED             UNREALIZED
                                                                 FAIR    LOSSES AND    FAIR    LOSSES AND    FAIR     LOSSES AND
                                                                 VALUE      OTTI       VALUE      OTTI       VALUE       OTTI
                                                                ------   ----------   ------   ----------   -------   ----------
FIXED MATURITY SECURITIES
Corporate bonds                                                 $4,163      $221      $5,638     $  926     $ 9,801     $1,147
U.S. Government bonds                                                1        --           3         --           4         --
Foreign government bonds                                            30        --          46          9          76          9
MBS:
   CMOs                                                            382       151         870        287       1,252        438
   MPTS                                                          1,227        14          81         12       1,308         26
   CMBS                                                            152        13         619        317         771        330
ABS:
   CDOs                                                              9         6         127         36         136         42
   CLNs                                                             --        --         322        278         322        278
State and municipal bonds                                        1,190        45          53          9       1,243         54
Hybrid and redeemable preferred securities                         105         5         795        240         900        245
                                                                ------      ----      ------     ------     -------     ------
      Total fixed maturity securities                            7,259       455       8,554      2,114      15,813      2,569
                                                                ------      ----      ------     ------     -------     ------
EQUITY SECURITIES
Banking securities                                                   1         1          --         --           1          1
Insurance securities                                                 8        --          --         --           8         --
Other financial services securities                                  4         6          --         --           4          6
Other securities                                                     1        --          --         --           1         --
                                                                ------      ----      ------     ------     -------     ------
      Total equity securities                                       14         7          --         --          14          7
                                                                ------      ----      ------     ------     -------     ------
         Total AFS securities                                   $7,273      $462      $8,554     $2,114     $15,827     $2,576
                                                                ======      ====      ======     ======     =======     ======
Total number of AFS securities in an unrealized loss position                                                            1,696
                                                                                                                         =====

                                                                                     AS OF DECEMBER 31, 2008
                                                                -----------------------------------------------------------------
                                                                 LESS THAN OR EQUAL       GREATER THAN
                                                                  TO TWELVE MONTHS        TWELVE MONTHS              TOTAL
                                                                --------------------   -------------------   --------------------
                                                                             GROSS                GROSS                   GROSS
                                                                  FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                                                 VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                                                -------   ----------   ------   ----------   -------   ----------
FIXED MATURITY SECURITIES
Corporate bonds                                                 $18,373     $2,282     $5,692     $2,059     $24,065     $4,341
U.S. Government bonds                                                 3         --         --         --           3         --
Foreign government bonds                                            145         15         50         33         195         48
MBS:
   CMOs                                                             807        279        688        454       1,495        733
   MPTS                                                              95         25         51         12         146         37
   CMBS                                                           1,099        169        474        419       1,573        588
ABS:
   CDOs                                                              76         21         67         81         143        102
   CLNs                                                              --         --         50        550          50        550
State and municipal bonds                                            28          2          2         --          30          2
Hybrid and redeemable preferred securities                          448        261        406        330         854        591
                                                                -------     ------     ------     ------     -------     ------
      Total fixed maturity securities                            21,074      3,054      7,480      3,938      28,554      6,992
                                                                -------     ------     ------     ------     -------     ------
EQUITY SECURITIES
Banking securities                                                   14         20         --         --          14         20
Insurance securities                                                 30         20         --         --          30         20
Other financial services securities                                  16          7         --         --          16          7
Other securities                                                     22          9          2          1          24         10
                                                                -------     ------     ------     ------     -------     ------
      Total equity securities                                        82         56          2          1          84         57
                                                                -------     ------     ------     ------     -------     ------
         Total AFS securities                                   $21,156     $3,110     $7,482     $3,939     $28,638     $7,049
                                                                =======     ======     ======     ======     =======     ======
Total number of AFS securities in an unrealized loss position                                                             3,507
                                                                                                                         ======

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                               AS OF DECEMBER 31, 2009
                                                      -----------------------------------------
                                                                GROSS UNREALIZED
                                                       FAIR     ----------------    NUMBER OF
                                                       VALUE     LOSSES   OTTI    SECURITIES(1)
                                                      ------     ------   ----    -------------
Less than six months                                  $  415     $  125   $  4          80
Six months or greater, but less than nine months         115         60     --          25
Nine months or greater, but less than twelve months      409        160     93          96
Twelve months or greater                               1,623      1,264    116         309
                                                      ------     ------   ----         ---
   Total AFS securities                               $2,562     $1,609   $213         510
                                                      ======     ======   ====         ===

                                                               AS OF DECEMBER 31, 2008
                                                      -----------------------------------------
                                                                GROSS UNREALIZED
                                                       FAIR     ----------------    NUMBER OF
                                                       VALUE     LOSSES   OTTI    SECURITIES(1)
                                                      ------     ------   ----    -------------
Less than six months                                  $  781     $  389    $--          159
Six months or greater, but less than nine months       1,141        536     --          206
Nine months or greater, but less than twelve months    1,552        785     --          223
Twelve months or greater                               4,027      3,509     --          785
                                                      ------     ------    ---        -----
   Total AFS securities                               $7,501     $5,219    $--        1,373
                                                      ======     ======    ===        =====

----------
(1) We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI. Based upon this review, the cause of the $4.5 billion decrease in our gross AFS securities unrealized losses for the year ended December 31, 2009, was attributable primarily to increased liquidity in several market segments and improved credit fundamentals (i.e., market improvement and narrowing credit spreads), partially offset by the cumulative adjustment resulting from the adoption of new accounting guidance related to the recognition of OTTI, which resulted in the $152 million increase in amortized cost in AFS securities as discussed in Note 2. As discussed further below, we believe the unrealized loss position as of December 31, 2009, does not represent OTTI as we did not intend to sell these fixed maturity AFS securities, it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities or we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2009, management believed we had the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2009, the unrealized losses associated with our corporate bond securities were attributable primarily to loans backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the security and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2009, the unrealized losses associated with our MBS and ABS CDOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model as discussed above. The key assumptions included default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Cash flow forecasts also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2009, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                                    FOR THE
                                                  YEAR ENDED
                                                 DECEMBER 31,
                                                     2009
                                                 ------------
Balance as of beginning-of-year                      $ --
   Cumulative effect from adoption of new
      accounting standard                              30
   Increases attributable to:
      Credit losses on securities for which an
         OTTI was not previously recognized           259
   Decreases attributable to:
      Securities sold                                 (29)
                                                     ----
         Balance as of end-of-year                   $260
                                                     ====

During the year ended December 31, 2009, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

     -    Failure of the issuer of the security to make scheduled payments;

     -    Deterioration of creditworthiness of the issuer;

     -    Deterioration of conditions specifically related to the security;

     - Deterioration of fundamentals of the industry in which the issuer operates;

     - Deterioration of fundamentals in the economy including, but not limited to, higher unemployment and lower housing prices; and

     -    Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                             AS OF DECEMBER 31,
                                             ------------------
                                                2009     2008
                                               ------   ------
FIXED MATURITY SECURITIES
Corporate bonds                                $1,641   $1,467
U.S. Government bonds                             370      414
Foreign government bonds                           29       38
MBS:
   MPTS                                            60       31
   CMOs                                           124      118
   CMBS                                            81       76
State and municipal bonds                          18       13
Hybrid and redeemable preferred securities         41       30
                                               ------   ------
      Total fixed maturity securities           2,364    2,187
Other equity securities                             2        2
                                               ------   ------
         Total trading securities              $2,366   $2,189
                                               ======   ======

The portion of the market adjustment for losses that relate to trading securities still held as of December 31, 2009, 2008 and 2007 was $126 million, $172 million and $8 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for approximately 29% and 30% of mortgage loans as of December 31, 2009 and 2008, respectively. The number of impaired mortgage loans and the carrying value of impaired mortgage loans (in millions) were as follows:

                                      AS OF DECEMBER 31,
                                      ------------------
                                          2009   2008
                                          ----   ----
Number of impaired mortgage loans            2     --
                                          ====    ===
Impaired mortgage loans                   $ 22    $--
Valuation allowance associated with
   impaired mortgage loans                  (8)    --
                                          ----    ---
   Carrying value of impaired
      mortgage loans                      $ 14    $--
                                          ====    ===

The average carrying value and associated interest income on the impaired mortgage loans (in millions) is as follows:

                                FOR THE YEARS ENDED
                                    DECEMBER 31,
                                -------------------
                                 2009   2008   2007
                                 ----   ----   ----
Average carrying value for
   impaired loans                 $ 8   $--     $11
Interest income recognized on
   impaired mortgage loans         --    --       1
Amount of interest income
   collected on impaired
   mortgage loans                  --    --       1

ALTERNATIVE INVESTMENTS

As of December 31, 2009 and 2008, alternative investments included investments in approximately 99 and 102 different partnerships, respectively, and the portfolio represented less than 1% and 1% of our overall invested assets, respectively.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Income were as follows:

                                 FOR THE YEARS ENDED
                                    DECEMBER 31,
                              ------------------------
                               2009     2008     2007
                              ------   ------   ------
NET INVESTMENT INCOME
Fixed maturity AFS
   securities                 $3,373   $3,236   $3,264
Equity AFS securities              7        8       19
Trading securities               148      154      163
Mortgage loans on
   real estate                   451      473      491
Real estate                       17       20       41
Standby real estate equity
   commitments                     1        3       12
Policy loans                     169      177      172
Invested cash                      8       45       78
Alternative investments          (54)     (34)     102
Consent fees                       5        5       10
Other investments                  8       --        7
                              ------   ------   ------
   Investment income           4,133    4,087    4,359
Investment expense              (127)    (112)    (178)
                              ------   ------   ------
      Net investment income   $4,006   $3,975   $4,181
                              ======   ======   ======

REALIZED LOSS RELATED TO INVESTMENTS

The detail of the realized loss related to investments (in millions) was as follows:

                                     FOR THE YEARS ENDED
                                         DECEMBER 31,
                                   -----------------------
                                    2009     2008     2007
                                   -----   -------   -----
Fixed maturity AFS securities:
   Gross gains                     $ 154   $    49   $ 120
   Gross losses                     (687)   (1,059)   (176)
Equity AFS securities:
   Gross gains                         5         1       3
   Gross losses                      (27)      (33)   (111)
Gain (loss) on other
   investments                      (100)       31      22
Associated amortization
   expense of DAC, VOBA, DSI
   and DFEL and changes in
   other contract holder funds
   and funds withheld
   reinsurance liabilities           157       244      29
                                   -----   -------   -----
      Total realized loss on
         investments, excluding
         trading securities         (498)     (767)   (113)
      Loss on certain derivative
         instruments                 (35)      (83)     (2)
      Associated amortization
         expense of DAC, VOBA,
         DSI and DFEL and
         changes in other
         contract holder funds        --        --       1
                                   -----   -------   -----
         Total realized loss on
            investments and
            certain derivative
            instruments,
            excluding trading
            securities             $(533)  $  (850)  $(114)
                                   =====   =======   =====

Details underlying write-downs taken as a result of OTTI (in millions) that was recognized in net income and included in realized loss on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                                  --------------------
                                   2009    2008   2007
                                  -----   -----   ----
OTTI RECOGNIZED IN
   NET INCOME
Fixed maturity securities:
   Corporate bonds                $ 209   $ 527   $119
   Foreign government bonds          --      --      1
   MBS:
      CMOs                          237     289     17
      CMBS                           --       1      2
   ABS:
      CDOs                           39       1      7
   Hybrid and redeemable
      preferred securities           67      50     --
                                  -----   -----   ----
      Total fixed maturity
         securities                 552     868    146
                                  -----   -----   ----
Equity securities:
   Banking securities                10      --     --
   Insurance securities               8       1     --
   Other financial services
      securities                      3      24    111
   Other securities                   6       7     --
                                  -----   -----   ----
      Total equity securities        27      32    111
                                  -----   -----   ----
         Gross OTTI recognized
            in net income           579     900    257
         Associated amortization
            expense of DAC,
            VOBA, DSI and
            DFEL                   (198)   (218)    --
                                  -----   -----   ----
            Net OTTI recognized
               in net income,
               pre-tax            $ 381   $ 682   $257
                                  =====   =====   ====
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI      $ 339   $  --   $ --
Associated amortization
   expense of DAC, VOBA,
   DSI and DFEL                     (77)     --     --
                                  -----   -----   ----
   Net portion of OTTI
      recognized in OCI, pre-tax  $ 262   $  --   $ --
                                  =====   =====   ====

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND ABS CDOS

As of December 31, 2009, we reviewed our corporate bond and ABS CDO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

DETERMINATION OF CREDIT LOSSES ON MBS

As of December 31, 2009, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 25% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) in the pool to project the future expected cash flows.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% loan severity with higher severity assumed for investor properties and further housing price depreciation.

PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying values of the payables for collateral on investments (in millions) and the fair value of the related investments included on our Consolidated Balance Sheets consisted of the following:

                                                                                             AS OF DECEMBER 31,
                                                                                    ------------------------------------
                                                                                           2009               2008
                                                                                    -----------------   ----------------
                                                                                    CARRYING    FAIR    CARRYING    FAIR
                                                                                      VALUE     VALUE     VALUE    VALUE
                                                                                    --------   ------   --------   -----
Collateral payable held for derivative investments(1)                                $  634    $  634     $(17)     $(17)
Securities pledged under securities lending agreements(2)                               501       479      427       410
Securities pledged under reverse repurchase agreements(3)                               344       359      470       496
Securities pledged for Treasury Asset-Backed Securities Loan Facility ("TALF")(4)       345       386       --        --
Securities pledged for Federal Home Loan Bank of Indianapolis Securities
   ("FHLBI")(5)                                                                         100       111       --        --
                                                                                     ------    ------     ----      ----
   Total payables for collateral on investments                                      $1,924    $1,969     $880      $889
                                                                                     ======    ======     ====      ====

----------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that once exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for details about maximum collateral potentially required to post on our credit default swaps.

(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.

(3) Our pledged securities under reverse repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parities contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our reverse repurchase program is typically invested in fixed maturity AFS securities.

(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.

(5) Our pledged securities for FHLBI are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 85% to 95% of the fair value of the FHLBI securities. The cash received in these transactions is typically invested in cash and invested cash or fixed maturity AFS securities.

Increase (decrease) in payables for collateral on investments (in millions) included on our Consolidated Statements of Cash Flows consisted of the following:

                                     FOR THE YEARS ENDED
                                         DECEMBER 31,
                                   ----------------------
                                    2009     2008    2007
                                   ------   -----   -----
Collateral payable held for
   derivative investments          $  651   $ (17)  $  --
Securities pledged under
   securities lending
   agreements                          74    (228)   (369)
Securities pledged under
   reverse repurchase
   agreements                        (126)    (10)     --
Securities pledged
   for TALF                           345      --      --
Securities pledged for FHLBI          100      --      --
                                   ------   -----   -----
   Total increase (decrease) in
      payables for collateral on
      investments                  $1,044   $(255)  $(369)
                                   ======   =====   =====

INVESTMENT COMMITMENTS

As of December 31, 2009, our investment commitments for fixed maturity AFS securities (primarily private placements), limited partnerships, real estate and mortgage loans on real estate were $786 million, which included $381 million of limited partnerships, $220 million of standby commitments to purchase real estate upon completion and leasing and $182 million of private placements.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2009 and 2008, our most significant investment in one issuer was our investment securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $4.5 billion and $3.3 billion, or 6% and 5% of our invested assets portfolio totaling $73.1 billion and $60.2 billion, respectively. As of December 31, 2009 and 2008, our most significant investment in one industry was our investment securities in the CMO industry with a fair value of $6.6 billion and $6.5 billion, or 9% and 11% of the invested assets portfolio, respectively. We utilized the industry classifications to obtain the concentration of financial instruments amount, as such, this amount will not agree to the AFS securities table above.

CREDIT-LINKED NOTES

As of December 31, 2009 and 2008, respectively, other contract holder funds on our Consolidated Balance Sheets included $600 million outstanding in funding agreements. We invested the proceeds of $600 million received for issuing two funding agreements in 2006 and 2007 into two separate CLNs originated by a third party company. The CLNs are included in fixed maturity AFS securities on our Consolidated Balance Sheets.

To date, there has been one default in the underlying collateral pool of the $400 million CLN and two defaults in the underlying collateral pool of the $200 million CLN. There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment of $600 million as of December 31, 2009.

During the year ended December 31, 2009, as in the general markets, spreads on these transactions have tightened, reducing unrealized losses. We had unrealized losses of $278 million on the $600 million in CLNs and $550 million on the $600 million in CLNs as of December 31, 2009 and 2008, respectively. As described more fully in the realized loss related to investments section above, we regularly review our investment holdings for OTTI. Based upon this review, we believe that these securities were not OTTI as of December 31, 2009 and 2008, respectively. The following summarizes the fair value to amortized cost ratio of the CLNs:


                                  AS OF      AS OF DECEMBER 31,
                               JANUARY 31,   ------------------
                                  2010           2009   2008
                               -----------       ----   ----
Fair value to amortized
   cost ratio                      52%            54%    8%

The following summarizes information regarding our investments in these securities (dollars in millions) as of December 31, 2009:

                               AMOUNT AND DATE OF ISSUANCE
                               ---------------------------
                                     $400          $200
                                DECEMBER 2006   APRIL 2007
                                -------------   ----------
Amortized cost                    $     400      $    200
Fair value                              209           113
Original attachment point
   (subordination)                     5.50%         2.05%
Current attachment point
   (subordination)                     4.78%         1.48%
Maturity                           12/20/16       3/20/17
Current rating of tranche               B-            Ba3
Current rating of underlying
   collateral pool                 Aa1-Caa2        Aaa-B1
Number of entities                      124            99
Number of countries                      19            23

The following summarizes the exposure of the CLNs' underlying collateral by industry and rating as of December 31, 2009:

                                     AAA    AA      A     BBB    BB    B     CC   TOTAL
                                     ---   ----   ----   ----   ---   ---   ---   -----
INDUSTRY
Financial intermediaries             0.4%   3.5%   7.2%   0.5%  0.0%  0.0%  0.0%   11.6%
Telecommunications                   0.0%   0.0%   5.9%   4.0%  1.1%  0.0%  0.0%   11.0%
Oil and gas                          0.0%   1.4%   1.2%   4.9%  0.0%  0.0%  0.0%    7.5%
Utilities                            0.0%   0.0%   2.4%   2.1%  0.0%  0.0%  0.0%    4.5%
Chemicals and plastics               0.0%   0.0%   2.3%   1.6%  0.0%  0.0%  0.0%    3.9%
Drugs                                0.3%   2.5%   0.9%   0.0%  0.0%  0.0%  0.0%    3.7%
Retailers (except food & drug)       0.0%   0.0%   0.7%   1.8%  1.1%  0.0%  0.0%    3.6%
Industrial equipment                 0.0%   0.0%   2.9%   0.3%  0.0%  0.0%  0.0%    3.2%
Sovereign                            0.0%   0.3%   1.6%   1.4%  0.0%  0.0%  0.0%    3.3%
Property and Casualty Insurance      0.0%   0.0%   1.6%   1.1%  0.0%  0.0%  0.5%    3.2%
Forest products                      0.0%   0.0%   0.0%   1.6%  1.4%  0.0%  0.0%    3.0%
Other Industry < 3% (28 Industries)  0.9%   2.8%  15.6%  17.1%  3.4%  1.7%  0.0%   41.5%
                                     ---   ----   ----   ----   ---   ---   ---   -----
   Total by industry                 1.6%  10.5%  42.3%  36.4%  7.0%  1.7%  0.5%  100.0%
                                     ===   ====   ====   ====   ===   ===   ===   =====

6. DERIVATIVE INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS AND DERIVATIVE STRATEGIES

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, basis risk, equity market risk and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are used as part of our interest rate risk management strategy include interest rate swap agreements, interest rate futures and interest rate cap agreements. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps, currency futures and foreign currency forwards. Call options based on LNC stock, call options based on the Standard & Poor's ("S&P") 500 Index(R) ("S&P 500"), variance swaps, put options and equity futures are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

We evaluate and recognize our derivative instruments in accordance with the Derivatives and Hedging Topic of the FASB ASC. As of December 31, 2009, we had derivative instruments that were designated and qualifying as cash flow hedges. We also had embedded derivatives that did not qualify as hedging instruments and derivative instruments that were economic hedges, but were not designed to meet the requirements to be accounted for as a hedge. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments.

Our derivative instruments are monitored by LNC's Asset Liability Management Committee and LNC's Equity Risk Management Committee as part of those committees' oversight of our derivative activities. These committees are responsible for implementing various hedging strategies that are developed through their analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with living benefit guarantees offered in our variable annuity products, including the LINCOLN SMARTSECURITY(R) Advantage GWB feature, the 4LATER(R) Advantage GIB feature and the I4LIFE(R) Advantage GIB feature. See "Guaranteed Living Benefit Embedded Derivative Reserves" below for further details.

See Note 22 for disclosures required by the Fair Value Measurements and Disclosures Topic of the FASB ASC.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                                          AS OF DECEMBER 31, 2009
                                                        --------------------------------------------------------
                                                                                                   (LIABILITY)
                                                                                 ASSET CARRYING     CARRYING
                                                           NUMBER                 OR FAIR VALUE   OR FAIR VALUE
                                                            OF        NOTIONAL   --------------   --------------
                                                        INSTRUMENTS    AMOUNTS    GAIN     LOSS   GAIN     LOSS
                                                        -----------   --------   ------   -----   ----   -------
DERIVATIVE INSTRUMENTS DESIGNATED AND
   QUALIFYING AS HEDGING INSTRUMENTS
Cash flow hedges:
   Interest rate swap agreements(1)                            85      $   620   $   24   $ (45)  $ --   $    --
   Foreign currency swaps(1)                                   13          340       33     (19)    --        --
                                                          -------      -------   ------   -----   ----   -------
      Total derivative instruments designated and
         qualifying as hedging instruments                     98          960       57     (64)    --        --
                                                          -------      -------   ------   -----   ----   -------
DERIVATIVE INSTRUMENTS NOT DESIGNATED AND
   NOT QUALIFYING AS HEDGING INSTRUMENTS
Interest rate cap agreements (1)                               20        1,000       --      --     --        --
Interest rate futures (1)                                  19,073        2,333       --      --     --        --
Equity futures (1)                                         21,149        1,147       --      --     --        --
Interest rate swap agreements (1)                              81        6,232       63    (349)    --        --
Foreign currency forwards (1)                                  17        1,035       12     (91)    --        --
Credit default swaps (2)                                       14          220       --      --     --       (65)
Put options (1)                                               114        4,093      935      --     --        --
Call options (based on LNC stock) (1)                           1            9       --      --     --        --
Call options (based on S&P 500) (1)                           559        3,440      215      --     --        --
Variance swaps (1)                                             36           26       66     (22)    --        --
Currency futures (1)                                        3,664          505       --      --     --        --
Embedded derivatives:
   Deferred compensation plans (2)                              6           --       --      --     --      (314)
   Indexed annuity contracts (3)                          108,119           --       --      --     --      (419)
   GLB embedded derivative reserves (3)                   261,309           --       --      --    308      (984)
   Reinsurance related embedded derivatives (4)                --           --      139      --     --        --
   AFS securities embedded derivatives (1)                      2           --       19      --     --        --
                                                          -------      -------   ------   -----   ----   -------
      Total derivative instruments not designated and
         not qualifying as hedging instruments            414,164       20,040    1,449    (462)   308    (1,782)
                                                          -------      -------   ------   -----   ----   -------
            Total derivative instruments                  414,262      $21,000   $1,506   $(526)  $308   $(1,782)
                                                          =======      =======   ======   =====   ====   =======

                                                                         AS OF DECEMBER 31, 2008
                                                        --------------------------------------------------------
                                                                                                   (LIABILITY)
                                                                                 ASSET CARRYING     CARRYING
                                                           NUMBER                 OR FAIR VALUE   OR FAIR VALUE
                                                             OF       NOTIONAL   --------------   --------------
                                                        INSTRUMENTS    AMOUNTS    GAIN    LOSS    GAIN     LOSS
                                                        -----------   --------    ----   -----    ----   -------
DERIVATIVE INSTRUMENTS DESIGNATED AND
   QUALIFYING AS HEDGING INSTRUMENTS
Cash flow hedges:
   Interest rate swap agreements(1)                           106      $  780     $ 70   $(121)   $ --   $    --
   Foreign currency swaps(1)                                   14         366       68      (3)     --        --
                                                          -------      ------     ----   -----    ----   -------
      Total derivative instruments designated and
         qualifying as hedging instruments                    120       1,146      138    (124)     --        --
                                                          -------      ------     ----   -----    ----   -------
DERIVATIVE INSTRUMENTS NOT DESIGNATED AND
   NOT QUALIFYING AS HEDGING INSTRUMENTS
Interest rate cap agreements(1)                                44       2,200       --      --      --        --
Credit default swaps(2)                                        11         149       --      --      --       (51)
Call options (based on LNC stock)(1)                            2          18       --      --      --        --
Call options (based on S&P 500)(1)                            553       2,951       31      --      --        --
Embedded derivatives:
   Deferred compensation plans(2)                               7          --       --      --      --      (223)
   Indexed annuity contracts(3)                            80,809          --       --      --      --      (252)
   GLB embedded derivative reserves(3)                    215,597          --       --      --     517    (3,421)
   Reinsurance related embedded derivatives(4)                 --          --      167      --      --        --
   AFS securities embedded derivatives(1)                       3          --       15      --      --        --
                                                          -------      ------     ----   -----    ----   -------
      Total derivative instruments not designated and
         not qualifying as hedging instruments            297,026       5,318      213      --     517    (3,947)
                                                          -------      ------     ----   -----    ----   -------
            Total derivative instruments                  297,146      $6,464     $351   $(124)   $517   $(3,947)
                                                          =======      ======     ====   =====    ====   =======

----------
(1)  Reported in derivative investments on our Consolidated Balance Sheets.

(2)  Reported in other liabilities on our Consolidated Balance Sheets.

(3)  Reported in future contract benefits on our Consolidated Balance Sheets.

(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative financial instruments (in millions) was as follows:

                                                                REMAINING LIFE AS OF DECEMBER 31, 2009
                                                            -----------------------------------------------
                                                            LESS THAN   1 - 5    5 - 10   10 - 30
                                                             1 YEAR     YEARS     YEARS    YEARS     TOTAL
                                                            ---------   ------   ------   -------   -------
DERIVATIVE INSTRUMENTS DESIGNATED AND
   QUALIFYING AS HEDGING INSTRUMENTS
Cash flow hedges:
   Interest rate swap agreements                              $   24    $   94   $  236    $  266   $   620
   Foreign currency swaps                                         --        94      165        81       340
                                                              ------    ------   ------    ------   -------
      Total derivative instruments designated and
         qualifying as hedging instruments                        24       188      401       347       960
                                                              ------    ------   ------    ------   -------
DERIVATIVE INSTRUMENTS NOT DESIGNATED AND
   NOT QUALIFYING AS HEDGING INSTRUMENTS
Interest rate cap agreements                                     850       150       --        --     1,000
Interest rate futures                                          2,333        --       --        --     2,333
Equity futures                                                 1,147        --       --        --     1,147
Interest rate swap agreements                                    395     1,735    1,538     2,564     6,232
Foreign currency forwards                                      1,035        --       --        --     1,035
Credit default swaps                                              20        40      160        --       220
Put options                                                       --     1,289    2,679       125     4,093
Call options (based on LNC stock)                                  9        --       --        --         9
Call options (based on S&P 500)                                2,616       824       --        --     3,440
Variance swaps                                                    --         3       23        --        26
Currency futures                                                 505        --       --        --       505
                                                              ------    ------   ------    ------   -------
      Total derivative instruments not designated and not
         qualifying as hedging instruments                     8,910     4,041    4,400     2,689    20,040
                                                              ------    ------   ------    ------   -------
Total derivative instruments with notional amounts            $8,934    $4,229   $4,801    $3,036   $21,000
                                                              ======    ======   ======    ======   =======

The change in our unrealized loss on derivative instruments in accumulated OCI (in millions) was as follows:

                                                                         FOR THE
                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                                          2009
                                                                      ------------
UNREALIZED LOSS ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year                                           $(15)
Other comprehensive income (loss):
   Unrealized holding losses arising during the period:
      Cash flow hedges:
         Interest rate swap agreements                                      33
         Foreign currency swaps                                            (52)
   Change in DAC, VOBA, DSI and other contract holder funds                 22
   Income tax benefit                                                        2
   Less:
      Reclassification adjustment for gains included in net income:
         Cash flow hedges:
            Interest rate swap agreements(1)                                 4
      Income tax expense                                                    (1)
                                                                          ----
               Balance as of end-of-year                                  $(13)
                                                                          ====

(1) The OCI offset is reported within net investment income on our Consolidated Statements of Income.

The settlement payments and mark-to-market adjustments on derivative instruments (in millions) recorded on our Consolidated Statements of Income were as follows:

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                        --------------------
                                         2009    2008   2007
                                        -----   -----   ----
DERIVATIVE INSTRUMENTS
   DESIGNATED AND QUALIFYING
   AS HEDGING INSTRUMENTS
Cash flow hedges:
   Interest rate swap
      agreements(1)                     $   3   $   4   $  5
   Foreign currency swaps(1)                2      (1)    (1)
                                        -----   -----   ----
         Total derivative instruments
            designated and qualifying
            as hedging instruments          5       3      4
                                        -----   -----   ----
DERIVATIVE INSTRUMENTS NOT
   DESIGNATED AND NOT
   QUALIFYING AS HEDGING
   INSTRUMENTS
Interest rate futures(2)                  (60)     --     --
Equity futures(2)                         (55)     --     --
Interest rate swap agreements(2)         (150)     --     --
Foreign currency forwards(1)               23      --     --
Credit default swaps(1)                     2       1     --
Put options(2)                           (136)     --     --
Call options (based on LNC
   stock)(2)                               --      (8)    (3)
Call options (based on
   S&P 500)(2)                             84    (204)     6
Variance swaps(2)                         (39)     --     --
Currency futures(2)                       (18)     --     --
Embedded derivatives:
   Deferred compensation plans(3)         (10)     (1)   (15)
   Indexed annuity contracts(2)             6      37    (12)
   GLB embedded derivative
      reserves(2)                          24     (21)   (25)
   Reinsurance related embedded
      derivatives(2)                     (155)    226      7
                                        -----   -----   ----
         Total derivative instruments
            not designated and not
            qualifying as hedging
            instruments                  (484)     30    (42)
                                        -----   -----   ----
               Total derivative
                  instruments           $(479)  $  33   $(38)
                                        =====   =====   ====

----------
(1)  Reported in net investment income on our Consolidated Statements of Income.

(2)  Reported in realized loss on our Consolidated Statements of Income.

(3) Reported in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

DERIVATIVE INSTRUMENTS DESIGNATED AND QUALIFYING AS CASH FLOW HEDGES

Gains (losses) (in millions) on derivative instruments designated as cash flow hedges were as follows:

                                    FOR THE YEARS ENDED
                                        DECEMBER 31,
                                    -------------------
                                    2009   2008   2007
                                    ----   ----   ----
Ineffective portion recognized in
   realized loss                    $(1)    $ 1   $(1)
                                    ===     ===   ===
Gain recognized as a component of
   OCI with the offset to:
   Net investment income            $ 4     $ 2   $ 3
   Benefit recovery (expense)        --      --     1
                                    ---     ---   ---
                                    $ 4     $ 2   $ 4
                                    ===     ===   ===

As of December 31, 2009, none of the deferred net gains on derivative instruments in accumulated OCI are expected to be reclassified to earnings during 2010. A reclassification would be due primarily to the receipt of interest payments associated with variable rate securities and forecasted purchases, payment of interest on our long-term debt, the receipt of interest payments associated with foreign currency securities and the periodic vesting of stock appreciation rights ("SARs").

For the years ended December 31, 2009, 2008 and 2007, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

INTEREST RATE SWAP AGREEMENTS

We use a portion of our interest rate swap agreements to hedge the interest rate risk to our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receive a fixed payment from the counterparty at a predetermined interest rate. The net receipts or payments from these interest rate swaps are recorded on our Consolidated Statements of Income as specified in the table above. The gains or losses on interest rate swaps hedging our interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued.

In addition, we use interest rate swap agreements to hedge our exposure to fixed rate bond coupon payments and the change in underlying asset values as interest rates fluctuate. The net receipts or payments from these interest rate swaps are recorded on our Consolidated Statements of Income as specified in the table above.

As of December 31, 2009, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2037.

FOREIGN CURRENCY SWAPS

We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. The gains or losses on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as the related bond interest is accrued.

As of December 31, 2009, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was July 2022.

DERIVATIVE INSTRUMENTS NOT DESIGNATED AND NOT QUALIFYING AS HEDGING INSTRUMENTS

We use various other derivative instruments for risk management and income generation purposes that either do not qualify for hedge accounting treatment or have not currently been designated by us for hedge accounting treatment.

INTEREST RATE CAP AGREEMENTS

Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection from the effect of rising interest rates for our annuity business, within our Retirement Solutions - Annuities and Retirement Solutions - Defined Contribution segments. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements do not qualify for hedge accounting treatment.

INTEREST RATE FUTURES AND EQUITY FUTURES

We use interest rate futures and equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price. Cash settlements on the change in market value of financial futures contracts, along with the resulting gains or losses, are recorded on our Consolidated Statements of Income as specified in the table above.

INTEREST RATE SWAP AGREEMENTS

We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products. The change in market value and periodic cash settlements are recorded as a component of realized loss on our Consolidated Statements of Income.

FOREIGN CURRENCY FORWARDS

We use foreign currency forward contracts to hedge the currency risk on certain investments associated with our variable annuity products. The foreign currency forward contracts obligate us to deliver a specified amount of currency at a future date and a specified exchange rate. The contract does not qualify for hedge accounting under the Derivatives and Hedging Topic of the FASB ASC. Therefore, all gains or losses on the foreign currency forward contracts are recorded as a component of realized loss on our Consolidated Statements of Income.

CREDIT DEFAULT SWAPS

We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring. Our credit default swaps are not currently qualified for hedge accounting treatment.

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

Information related to our open credit default swap liabilities for which we are the seller (in millions) was as follows:

                              AS OF DECEMBER 31, 2009
             ---------------------------------------------------------
              REASON     NATURE       CREDIT                  MAXIMUM
               FOR         OF       RATING OF       FAIR     POTENTIAL
 MATURITY    ENTERING   RECOURSE   COUNTERPARTY   VALUE(1)     PAYOUT
----------   --------   --------   ------------   --------   ---------
3/20/2010      (2)         (4)         A2/A         $ --       $ 10
6/20/2010      (2)         (4)         A1/A           --         10
12/20/2012     (3)         (4)        Aa3/A+          --         10
12/20/2012     (3)         (4)        Aa3/A+          --         10
12/20/2012     (3)         (4)         A1/A           --         10
12/20/2012     (3)         (4)         A1/A           --         10
12/20/2016     (3)         (4)        A2/A(5)        (11)        24
12/20/2016     (3)         (4)        A2/A(5)         (8)        24
3/20/2017      (3)         (4)        A2/A(5)         (3)        23
3/20/2017      (3)         (4)        A2/A(5)         (9)        22
3/20/2017      (3)         (4)        A2/A(5)         (5)        18
3/20/2017      (3)         (4)        A2/A(5)        (13)        18
3/20/2017      (3)         (4)        A2/A(5)         (4)        17
3/20/2017      (3)         (4)        A2/A(5)        (12)        14
                                                    ----       ----
                                                    $(65)      $220
                                                    ====       ====

                              AS OF DECEMBER 31, 2008
             ---------------------------------------------------------
              REASON     NATURE       CREDIT                  MAXIMUM
               FOR         OF        RATING OF      FAIR     POTENTIAL
 MATURITY    ENTERING   RECOURSE   COUNTERPARTY   VALUE(1)    PAYOUT
----------   --------   --------   ------------   --------   ---------
3/20/2010      (2)         (4)        Aa3/A+        $ (1)      $ 10
6/20/2010      (2)         (4)         Aa2/A          --         10
12/20/2012     (3)         (4)        Aa2/A+          --         10
12/20/2012     (3)         (4)        Aa2/A+          --         10
12/20/2012     (3)         (4)         A1/A           --         10
12/20/2012     (3)         (4)         A1/A           (1)        10
3/20/2017      (3)         (4)        A2/A(5)        (14)        22
3/20/2017      (3)         (4)        A2/A(5)        (10)        14
3/20/2017      (3)         (4)        A2/A(5)         (8)        18
3/20/2017      (3)         (4)        A2/A(5)        (11)        18
3/20/2017      (3)         (4)        A2/A(5)         (6)        17
                                                    ----       ----
                                                    $(51)      $149
                                                    ====       ====

----------
(1) Broker quotes are used to determine the market value of credit default swaps.

(2) Credit default swap was entered into in order to generate income by providing protection on a highly rated basket of securities in return for a quarterly payment.

(3) Credit default swap was entered into in order to generate income by providing default protection in return for a quarterly payment.

(4) Seller does not have the right to demand indemnification/compensation from third parties in case of a loss (payment) on the contract.

(5) These credit default swaps were sold to a counterparty of the issuing special purpose trust as discussed in the "Credit-Linked Notes" section in
     Note 5.

Details underlying the associated collateral of our open credit default swaps for which we are the seller as of December 31, 2009, if credit risk related contingent features were triggered (in millions) were as follows:

                                           AS OF
                                       DECEMBER 31,
                                       ------------
                                       2009   2008
                                       ----   -----
Maximum potential payout               $220   $149
Less:
   Counterparty thresholds               30     30
                                       ----   ----
      Maximum collateral potentially
         required to post              $190   $119
                                       ====   ====

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. In the event that these netting agreements were not in place, fair values of the associated investments, counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash would have required that we post approximately $55 million as of December 31, 2009.

PUT OPTIONS

We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount. The change in market value of the put options along with the resulting gains or losses on terminations and expirations are recorded on our Consolidated Statements of Income as specified in the table above.

CALL OPTIONS (BASED ON LNC STOCK)

We use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment. The mark-to-market changes are recorded on our Consolidated Statements of Income as specified in the table above.

CALL OPTIONS (BASED ON S&P 500)

We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to re-balance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held generally offsets the change in value of the embedded derivative within the indexed annuity, both of which are recorded on our Consolidated Statements of Income as specified in the table above.

VARIANCE SWAPS

We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance of an underlying index and the fixed variance rate determined as of inception. The change in market value and resulting gains and losses on terminations and expirations are recorded on our Consolidated Statements of Income as specified in the table above.

CURRENCY FUTURES

We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate. These contracts do not qualify for hedge accounting treatment; therefore, all cash settlements along with the resulting gains or losses are recorded on our Consolidated Statements of Income as specified in the table above.

EMBEDDED DERIVATIVE INSTRUMENTS NOT DESIGNATED AND NOT QUALIFYING AS HEDGING INSTRUMENTS

DEFERRED COMPENSATION PLANS

We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked-to-market through net income on our Consolidated Statements of Income as specified in the table above.

INDEXED ANNUITY CONTRACTS

We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. This feature represents an embedded derivative under the Derivatives and Hedging Topic of the FASB ASC. Contract holders may elect to re-balance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, subject to minimum guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period. The mark-to-market of the options held generally offsets the change in value of the embedded derivative within the indexed annuity, both of which are recorded on our Consolidated Statements of Income as specified in the table above.

GUARANTEED LIVING BENEFIT EMBEDDED DERIVATIVE RESERVES

We have certain GLB variable annuity products with GWB and GIB features that are embedded derivatives. Certain features of these guarantees, notably our GIB and 4LATER(R) features, have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. The change in embedded derivative reserves flows through our Consolidated Statements of Income as specified in the table above. As of December 31, 2009, we had $23.5 billion of account values that were attributable to variable annuities with a GWB feature and $9.3 billion of account values that were attributable to variable annuities with a GIB feature.

We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative reserves of the GWB and GIB caused by those same factors. As part of our current hedging program, equity markets, interest rates and volatility in market conditions are monitored on a daily basis. We re-balance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives as well as the cash flow activity to be reflected on LNBAR.

REINSURANCE RELATED EMBEDDED DERIVATIVES

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the estimated fair value of these derivatives as they occur are recorded on our Consolidated Statements of Income as specified in the table above. Offsetting these amounts are corresponding changes in the estimated fair value of trading securities in portfolios that support these arrangements. These embedded derivatives, which are included in reinsurance related embedded derivatives on our Consolidated Balance Sheets, were $(140) million and $15 million as of December 31, 2009 and 2008, respectively.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no-lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges. These embedded derivatives, which are included in reinsurance related embedded derivatives on our Consolidated Balance Sheets, were $279 million and $152 million as of December 31, 2009 and 2008, respectively.

AFS SECURITIES EMBEDDED DERIVATIVES

We own various debt securities that either contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or contain call options to receive the return on equity-like indexes. The change in fair value of these embedded derivatives flows through our Consolidated Statements of Income as specified in the table above.

CREDIT RISK

We are exposed to credit loss in the event of nonperformance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or nonperformance risk.

The nonperformance risk is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We and LNC are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, we have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of the derivatives contract, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. We do not believe the inclusion of termination or collateralization events pose any material threat to the liquidity position of any insurance subsidiary of the Company. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2009, the exposure was $159 million.

The amounts recognized (in millions) by S&P credit rating of counterparty as of December 31, 2009, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                COLLATERAL     COLLATERAL
 S&P CREDIT     POSTED BY      POSTED BY
 RATING OF    COUNTERPARTY   LNC (HELD BY
COUNTERPARTY  (HELD BY LNC)  COUNTERPARTY)
------------  -------------  -------------
    AAA            $  3          $  --
     AA             140             --
    AA-             272             --
     A+             171            (13)
     A              328           (240)
                   ----          -----
                   $914          $(253)
                   ====          =====

7. FEDERAL INCOME TAXES

The federal income tax expense (benefit) (in millions) was as follows:

                               FOR THE YEARS ENDED
                                   DECEMBER 31,
                              ---------------------
                              2009     2008    2007
                              ----    -----    ----
Current                       $172    $(292)   $372
Deferred                        (9)     224     132
                              ----    -----    ----
   Total federal income tax
      expense (benefit)       $163    $ (68)   $504
                              ====    =====    ====

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                 FOR THE YEARS ENDED
                                    DECEMBER 31,
                                --------------------
                                2009    2008    2007
                                ----    ----    ----
Tax rate of 35% times pre-tax
   income                       $ 88    $ 65    $610
Effect of:
Goodwill                         238      --      --
   Separate account dividend
      received deduction         (77)    (82)    (88)
Tax credits                      (47)    (25)    (22)
   Prior year tax return
      adjustment                 (60)    (34)    (14)
Other items                       21       8      18
                                ----    -----    ----

      Provision (benefit) for
         income taxes           $163    $(68)   $504
                                ====    ====    ====
Effective tax rate               N/M     N/M      29%
                                ====    ====    ====

The effective tax rate is a ratio of tax expense over pre-tax income. Because the pre-tax income of $251 million and $186 million in 2009 and 2008, respectively, resulted in a tax expense of $163 million in 2009 and a tax benefit of $68 million in 2008, the effective tax rate was not meaningful. The separate account dividend received deduction included in the table above is exclusive of any prior years' tax return adjustment.

The federal income tax asset (liability) (in millions), which is included in other liabilities as of December 31, 2009, and other assets as of December 31, 2008, on our Consolidated Balance Sheets, was as follows:


                                    AS OF DECEMBER 31,
                                    ------------------
                                       2009    2008
                                      -----    ----
Current                               $(250)   $(66)
Deferred                               (523)    954
                                      -----    ----
   Total federal income tax asset
      (liability)                     $(773)   $888
                                      =====    ====

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                              AS OF DECEMBER 31,
                                              ------------------
                                                2009     2008
                                               ------   ------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds                       $1,778   $1,616
Net unrealized loss on AFS securities              --    2,142
Other investments                                 317      362
Reinsurance deferred gain                         163      190
Modco embedded derivative                          49       --
Compensation and benefit plans                    145      153
Net capital loss                                  112       --
Ceding commission asset                             3        5
Other                                              81      102
                                               ------   ------
      Total deferred tax assets                 2,648    4,570
                                               ------   ------
DEFERRED TAX LIABILITIES
DAC                                             1,947    1,992
VOBA                                              734    1,317
Intangibles                                       192      140
Net unrealized gain on AFS securities              38       --
Net unrealized gain on trading securities          55       12
Modco embedded derivative                          --        5
Other                                             205      150
                                               ------   ------
      Total deferred tax liabilities            3,171    3,616
                                               ------   ------
         Net deferred tax asset (liability)    $ (523)  $  954
                                               ======   ======

LNL and its affiliates, with the exception of Jefferson-Pilot Life Insurance Company ("JPL"), Jefferson Pilot Financial Insurance Company ("JPFIC") and Jefferson Pilot LifeAmerica Insurance Company ("JPLA") as noted below, are part of a consolidated federal income tax filing with LNC. JPL filed a separate federal income tax return until its merger with LNL on April 2, 2007. JPFIC filed a separate federal income tax return until its merger into LNL on July 2, 2007. JPLA was part of a consolidated federal income tax filing with JPFIC until its merger with LLANY on April 2, 2007.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. As of December 31, 2009 and 2008, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary as of December 31, 2009 and 2008.

As of December 31, 2009, LNL had net capital loss carryforwards of $319 million which will expire in 2014. LNL believes that it is more likely than not that the capital losses will be fully utilized within the allowable carryforward period.

The application of GAAP requires us to evaluate the recoverability of our deferred tax assets and establish a valuation allowance if necessary, to reduce our deferred tax asset to an amount that is more likely than not to be realizable. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, including our capital loss deferred tax asset, will be realized.

As discussed in Note 2, we adopted new guidance in the Income Taxes Topic of the FASB ASC on January 1, 2007. As of December 31, 2009 and 2008, $180 million and $142 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have impacted our income tax expense and our effective tax rate. We anticipate a change to our unrecognized tax benefits during 2010 in the range of none to $45 million.

A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                                DECEMBER 31,
                                            -------------------
                                                2009   2008
                                                ----   ----
Balance as of beginning-of-year                 $264   $290
   Increases for prior year tax positions         26     16
   Decreases for prior year tax positions         (1)   (46)
   Increases for current year tax
      positions                                   11     20
   Decreases for current year tax
      positions                                   (7)    (6)
   Decreases for settlements with taxing
      authorities                                 --     (8)
   Decreases for lapse of statute of
      limitations                                 --     (2)
                                                ----   ----
         Balance as of end-of-year              $293   $264
                                                ====   ====

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. During the years ended December 31, 2009, 2008 and 2007, we recognized interest and penalty expense related to uncertain tax positions of $11 million, $1 million and $19 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $75 million and $64 million as of December 31, 2009 and 2008, respectively.

We are subject to annual tax examinations from the Internal Revenue Service ("IRS"). During the third quarter of 2008, the IRS completed its examination for tax years 2003 and 2004 resulting in a proposed assessment. We believe a portion of the assessment is inconsistent with the existing law and are protesting it through the established IRS appeals process. We do not anticipate that any adjustments that might result from such audits would be material to our consolidated results of operations or financial condition. We are currently under audit by the IRS for years 2005 and 2006. The Jefferson-Pilot subsidiaries acquired in the April 2006 merger are subject to a separate IRS examination cycle. For the former Jefferson-Pilot Corporation and its subsidiaries, the IRS is examining the tax year ended April 2, 2006.

8. DAC, VOBA, DSI AND DFEL

During the fourth quarter of 2008, we recorded a decrease to income totaling $242 million, for a reversion to the mean FOR THE YEARS prospective unlocking of DAC, VOBA, DSI and DFEL as a result of significant and sustained declines in the equity markets during 2008. During 2009, we did not have a reversion to the mean prospective unlocking of DAC, VOBA, DSI and DFEL. The pre-tax impact for these items is included within the prospective unlocking line items in the changes in DAC, VOBA, DSI and DFEL tables below.

Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS
                                         ENDED DECEMBER 31,
                                     ---------------------------
                                       2009      2008      2007
                                     -------    ------    ------
Balance as of beginning-of-year      $ 7,421    $5,765    $4,577
   Cumulative effect of the
      adoption of new accounting
      standards                           --        --       (31)
   Dividend of FPP                        --        --      (246)
   Reinsurance assumed (ceded)            48      (230)       --
   Transfer of business to a third
      party                              (37)       --        --
   Deferrals                           1,614     1,811     2,002
   Amortization, net of interest:
      Prospective unlocking --
         assumption changes              (15)     (368)       27
      Prospective unlocking --
         model refinements                --        44       (49)
      Retrospective unlocking             82      (120)       64
      Other amortization, net of
         interest                       (748)     (712)     (753)
   Adjustment related to realized
      gains                               91       137        78
   Adjustment related to
      unrealized gains (losses)       (1,146)    1,094        96
                                     -------    ------    ------
         Balance as of end-of-year   $ 7,310    $7,421    $5,765
                                     =======    ======    ======

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS
                                          ENDED DECEMBER 31,
                                     ---------------------------
                                       2009      2008      2007
                                     -------    ------    ------
Balance as of beginning-of-year      $ 3,763    $2,809    $3,032
   Cumulative effect of the
      adoption of new accounting
      standards                           --        --       (35)
   Business acquired                      --        --        14
   Transfer of business to a third
      party                             (255)       --        --
   Deferrals                              30        40        46
   Amortization:
      Prospective unlocking --
         assumption changes              (20)       (7)       13
      Prospective unlocking --
         model refinements                --         6        (2)
      Retrospective unlocking            (44)      (38)       13
      Other amortization                (349)     (335)     (421)
   Accretion of interest(1)              102       116       125
   Adjustment related to realized
      gains                               43        98        --
   Adjustment related to
      unrealized gains (losses)       (1,184)    1,074        24
                                     -------    ------    ------
         Balance as of end-of-year   $ 2,086    $3,763    $2,809
                                     =======    ======    ======

(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.00% to 7.25%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2009, was as follows:

2010         $  246
2011            207
2012            185
2013            167
2014            139
Thereafter    1,260
             ------
   Total     $2,204
             ======

Changes in DSI (in millions) were as follows:

                                        FOR THE YEARS
                                     ENDED DECEMBER 31,
                                     ------------------
                                     2009   2008   2007
                                     ----   ----   ----
Balance as of beginning-of-year      $310   $279   $194
   Cumulative effect of the
      adoption of new accounting
      standards                        --     --     (3)
   Deferrals                           76     96    116
   Amortization, net of interest:
      Prospective unlocking --
         assumption changes            --    (37)     2
      Prospective unlocking --
         model refinements             --     --     (1)
      Retrospective unlocking          11     (6)     1
      Other amortization, net of
         interest                     (38)   (28)   (35)
   Adjustment related to realized
      gains                             3      6      5
   Adjustment related to
      unrealized losses                (1)    --     --
                                     ----   ----   ----
         Balance as of end-of-year   $361   $310   $279
                                     ====   ====   ====

Changes in DFEL (in millions) were as follows:

                                                 FOR THE YEARS
                                              ENDED DECEMBER 31,
                                            ----------------------
                                             2009     2008    2007
                                            ------   -----   -----
Balance as of beginning-of-year             $  948   $ 768   $ 572
   Cumulative effect of the adoption of
      new accounting standards                  --      --      (2)
   Dividend of FPP                              --      --     (36)
   Reinsurance ceded                            --     (47)     --
   Transfer of business to a third party       (11)     --      --
   Deferrals                                   496     428     409
   Amortization, net of interest:
      Prospective unlocking --
         assumption changes                    (22)    (37)      1
      Prospective unlocking -- model
         refinements                            --      25     (26)
      Retrospective unlocking                   (3)    (41)      9
      Other amortization, net of interest     (141)   (150)   (161)
   Adjustment related to realized gains          5       2       2
   Adjustment related to unrealized
      gains                                      1      --      --
                                            ------   -----   -----
         Balance as of end-of-year          $1,273   $ 948   $ 768
                                            ======   =====   =====

9. REINSURANCE

The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Income, excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                       FOR THE YEARS
                                     ENDED DECEMBER 31,
                                ---------------------------
                                  2009      2008      2007
                                -------   -------   -------
Direct insurance premiums
   and fees                     $ 5,874   $ 5,863   $ 5,645
Reinsurance assumed                  10        18        12
Reinsurance ceded                (1,227)   (1,056)   (1,063)
                                -------   -------   -------
   Total insurance premiums
      and fees, net             $ 4,657   $ 4,825   $ 4,594
                                =======   =======   =======
Direct insurance benefits       $ 3,530   $ 4,254   $ 3,579
Reinsurance recoveries netted
   against benefits              (1,142)   (1,600)   (1,249)
                                -------   -------   -------
   Total benefits, net          $ 2,388   $ 2,654   $ 2,330
                                =======   =======   =======

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance in order to limit our exposure to mortality losses and enhance our capital management.

Under our reinsurance program, we reinsure approximately 45% to 50% of the mortality risk on newly issued non-term life insurance contracts and approximately 30% to 35% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $10 million on a single insured life issued on fixed and VUL insurance contracts. Additionally, the retention per single insured life for term life insurance and for corporate-owned life insurance is $2 million for each type of insurance. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2009, the reserves associated with these reinsurance arrangements totaled $995 million. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits.

We obtain reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our principal reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001, through a series of indemnity reinsurance transactions. Swiss Re represents our largest reinsurance exposure. Under the indemnity reinsurance agreements, Swiss Re reinsured certain of our liabilities and obligations. As we are not relieved of our legal liability to the ceding companies, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.6 billion as of December 31, 2009. Swiss Re has funded a trust, with a balance of $1.9 billion as of December 31, 2009, to support this business. As a result of Swiss Re's S&P financial strength rating dropping below AA-, Swiss Re was required to fund an additional trust of approximately $1.4 billion as of December 31, 2009, to support this business. Swiss Re funded the new trust during the fourth quarter of 2009. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets are reported within trading securities or mortgage loans on real estate on our Consolidated Balance Sheets. Our liabilities for funds withheld and embedded derivatives as of December 31, 2009, included $1.8 billion and $30 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as a deferred gain in the liability section of our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2009, 2008 and 2007 we amortized $50 million, $50 million and $55 million, after-tax, respectively, of deferred gain on business sold through reinsurance.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our Consolidated Balance Sheets as of December 31, 2009, may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, the Company would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoverable from Swiss Re. However, we are not permitted to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would not transfer any cash to Swiss Re as a result of these developments.

In the second quarter of 2007, we recognized increased reserves on the business sold and recognized a deferred gain that is being amortized into income at the rate that earnings are expected to emerge within a 15 year period. This adjustment resulted in a non-cash charge of $13 million, after-tax, to increase reserves, which was partially offset by a cumulative "catch-up" adjustment to the deferred gain amortization of $5 million, after-tax, for a total decrease to net income of $8 million.

10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                           FOR THE YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------
                           ACQUISITION
                            BALANCE AS       CAPITAL                  DISPOSITIONS    BALANCE
                          OF BEGINNING-   CONTRIBUTION                     AND       AS OF END-
                             OF-YEAR          VALUE      IMPAIRMENT       OTHER       OF-YEAR
                          -------------   ------------   ----------   ------------   ----------
Retirement Solutions:
   Annuities                  $1,040          $ --         $(600)          $--         $  440
   Defined Contribution           20            --            --            --             20
Insurance Solutions:
   Life Insurance              2,186            --            --            --          2,186
   Group Protection              274            --            --            --            274
Other Operations                  --           174           (79)           (4)            91
                              ------          ----         -----           ---         ------
      Total goodwill          $3,520          $174         $(679)          $(4)        $3,011
                              ======          ====         =====           ===         ======

                                          FOR THE YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------
                           ACQUISITION
                            BALANCE AS    ACQUISITION                DISPOSITIONS    BALANCE
                          OF BEGINNING-    ACCOUNTING                     AND       AS OF END-
                             OF-YEAR      ADJUSTMENTS   IMPAIRMENT       OTHER       OF-YEAR
                          -------------   -----------   ----------   ------------   ----------
Retirement Solutions:
   Annuities                  $1,046         $ (6)          $--           $--         $1,040
   Defined Contribution           20           --            --            --             20
Insurance Solutions:
   Life Insurance              2,199          (13)           --            --          2,186
   Group Protection              274           --            --            --            274
                              ------         ----           ---           ---         ------
      Total goodwill          $3,539         $(19)          $--           $--         $3,520
                              ======         ====           ===           ===         ======

Included in the acquisition accounting adjustments above were adjustments related to income tax deductions recognized when stock options attributable to mergers were exercised or the release of unrecognized tax benefits acquired through mergers.

We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. The Step 1 analysis for the reporting units within our Insurance Solutions and Retirement Solutions segments utilizes primarily a discounted cash flow valuation technique. In determining the estimated fair value of these reporting units, we incorporate consideration of discounted cash flow calculations, LNC's share price and assumptions that market participants would make in valuing these reporting units. Our fair value estimations are based primarily on an in-depth analysis of projected future cash flows and relevant discount rates, which considered market participant inputs ("income approach"). The discounted cash flow analysis required us to make judgments about revenues, earnings projections, capital market assumptions and discount rates. For our Media reporting unit, we primarily use discounted cash flow calculations to determine the implied fair value for this reporting unit.

As of October 1, 2009 and 2008, we performed a Step 1 goodwill impairment analysis on all of our reporting units. All of our reporting units passed the Step 1 analysis, except for our Media reporting unit, which required a Step 2 analysis to be completed. In our Step 2 analysis, we estimated the implied fair value of the reporting unit's goodwill as determined by assigning the reporting unit's fair value determined in Step 1 to all of its net assets (recognized and unrecognized) as if the reporting unit had been acquired in a business combination at the date of the impairment test. We utilized very detailed forecasts of cash flows and market observable inputs in determining a fair value of the net assets for each of the reporting units similar to what would be estimated in a business combination between market participants. The implied fair value of goodwill for our Media reporting unit was lower than its carrying amount; therefore, goodwill was impaired and written down to its fair value for this reporting unit.

The 2009 impairment recorded in Other Operations for our media business was a result of declines in current and forecasted advertising revenue for the entire radio market. Our impairment tests showed the implied fair value of our Media reporting unit was lower than its carrying amount; therefore, we recorded non-cash impairments of goodwill (set forth above) and specifically identifiable intangible assets set forth below of $50 million.

As of March 31, 2009, we performed a Step 1 goodwill impairment analysis on all of our reporting units as a result of our performing an interim test due to volatile capital markets that provided indicators that a potential impairment could be present. All of our reporting units passed the Step 1 analysis, except for our Retirement Solutions - Annuities reporting unit, which required a Step 2 analysis to be completed. Based upon our Step 2 analysis, we recorded goodwill impairment for the Retirement Solutions - Annuities reporting unit in the first quarter of 2009 for $600 million, which was attributable primarily to higher discount rates driven by higher debt costs and equity market volatility, deterioration in sales and declines in equity markets. There were no indicators of impairment as of December 31, 2009, due primarily to the continued improvement in the equity markets and lower discount rates.

The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                AS OF DECEMBER 31,
                                                -------------------------------------------------
                                                          2009                      2008
                                                -----------------------   -----------------------
                                                  GROSS                     GROSS
                                                CARRYING    ACCUMULATED   CARRYING    ACCUMULATED
                                                 AMOUNT    AMORTIZATION    AMOUNT    AMORTIZATION
                                                --------   ------------   --------   ------------
Insurance Solutions -- Life Insurance:
   Sales force                                    $100          $15         $100          $11
Retirement Solutions -- Defined Contribution:
   Mutual fund contract rights(1)(2)                 2           --            3           --
Other Operations:
   FCC licenses(1)(3)                              118           --           --           --
                                                  ----          ---         ----          ---
      Total                                       $220          $15         $103          $11
                                                  ====          ===         ====          ===

----------

(1)  No amortization recorded as the intangible asset has indefinite life.

(2) We recorded mutual fund contract rights impairment of $1 million for the year ended December 31, 2009.

(3) We recorded FCC licenses impairment of $49 million for the year ended December 31, 2009.

Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2009, was as follows:

2010         $ 4
2011           4
2012           4
2013           4
2014           4
Thereafter    65
   Total     $85

11. GUARANTEED BENEFIT FEATURES

Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                    AS OF DECEMBER 31,
                                   -------------------
                                     2009       2008
                                   --------   --------
RETURN OF NET DEPOSITS
Total account value                $ 44,712   $ 33,907
Net amount at risk(1)                 1,888      6,337
Average attained age of contract
   holders                         57 YEARS   56 years
MINIMUM RETURN
Total account value                $    203   $    191
Net amount at risk(1)                    65        109
Average attained age of contract
   holders                         69 YEARS   68 years
Guaranteed minimum return                 5%         5%
ANNIVERSARY CONTRACT VALUE
Total account value                $ 21,431   $ 16,950
Net amount at risk(1)                 4,021      8,402
Average attained age of contract
   holders                         65 YEARS   65 years

----------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2009, to December 31, 2008, was attributable primarily to the rise in equity markets and associated increase in the account values.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDB (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                          FOR THE YEARS ENDED
                                              DECEMBER 31,
                                          -------------------
                                           2009   2008   2007
                                          -----   ----   ----
Balance as of beginning-of-year           $ 277   $ 38    $23
   Cumulative effect of the adoption of
      new accounting standards               --     --     (4)
   Changes in reserves                      (33)   312     25
   Benefits paid                           (173)   (73)    (6)
                                          -----   ----    ---
      Balance as of end-of-year           $  71   $277    $38
                                          =====   ====    ===

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                    AS OF DECEMBER 31,
                                    ------------------
                                       2009      2008
                                     -------   -------
ASSET TYPE
Domestic equity                      $32,489   $24,878
International equity                  12,379     9,204
Bonds                                  9,942     6,701
Money market                           6,373     5,802
                                     -------   -------
   Total                             $61,183   $46,585
                                     =======   =======
Percent of total variable annuity
   separate account values                97%       99%

Future contract benefits also include reserves for our products with secondary guarantees for our products sold through our Insurance Solutions - Life Insurance segment. These UL and VUL products with secondary guarantees represented approximately 40% of permanent life insurance in force as of December 31, 2009, and approximately 64% of sales for these products in 2009.

12. OTHER CONTRACT HOLDER FUNDS

Details of other contract holder funds (in millions) were as follows:

                                          AS OF DECEMBER 31,
                                          ------------------
                                             2009     2008
                                           -------   -------
Account values and other contract
   holder funds                            $61,821   $57,875
DFEL                                         1,273       948
Contract holder dividends payable              494       498
Premium deposit funds                          100       109
Undistributed earnings on participating
   business                                     56        11
                                           -------   -------
   Total other contract holder funds       $63,744   $59,441
                                           =======   =======

As of December 31, 2009 and 2008, participating policies comprised approximately 1.30% of the face amount of insurance in force, and dividend expenses were $89 million, $92 million and $85 million for the years ended December 31, 2009, 2008 and 2007, respectively.

13.  SHORT-TERM AND LONG-TERM DEBT

Details underlying short-term and long-term debt (in millions) were as follows:

                                     AS OF DECEMBER 31,
                                     ------------------
                                       2009     2008
                                      ------   ------
Short-term debt(1)                    $   21   $    4
                                      ======   ======
Long-term debt:
   Note due LNC, due 2010             $   --   $  155
   LIBOR + 0.03% note, due 2017          250      250
   LIBOR + 1.00% note, due 2037          375      375
   Surplus Notes due LNC:
      9.76% surplus note, due 2024        50       50
      6.56% surplus note, due 2028       500      500
      6.03% surplus note, due 2028       750      750
                                      ------   ------
         Total surplus notes           1,300    1,300
                                      ------   ------
            Total long-term debt      $1,925   $2,080
                                      ======   ======

----------
(1)  The short-term debt represents short-term notes payable to LNC.

There are no future principal payments due on long-term debt in the next five years.

On December 31, 2009, LNC made a capital contribution of $171 million to forgive an outstanding balance on a note due to LNC from a consolidated subsidiary of LNL. The caption "Capital contribution from Lincoln National Corporation" in the accompanying Consolidated Statements of Stockholder's Equity includes the $171 million capital contribution.

In the third quarter of 2008, LNL made an investment of $19 million in the FHLBI, a AAA-rated entity, and made an additional investment of $2 million in the second quarter of 2009. This relationship provides us with another source of liquidity as an alternative to commercial paper and repurchase agreements as well as provides funding at comparatively low borrowing rates. We are allowed to borrow up to 20 times the amount of our common stock investment in the FHLBI through a credit facility with the FHLBI. Our borrowing capacity under this credit facility does not have an expiration date and continues while our investment in the FHLBI common stock remains outstanding as long as we maintain a satisfactory level of creditworthiness and we do not incur a material adverse change in our financial, business, regulatory or other areas that would materially affect our operations and viability. All borrowings from the FHLBI are required to be secured by certain investments owned by LNL. On December 4, 2008, the LNC and LNL Boards of Directors approved an additional common stock investment of $56 million, which would increase our total borrowing capacity up to $1.5 billion upon completion of that incremental investment. As of December 31, 2009, based on our actual common stock investment, we had borrowing capacity of up to approximately $411 million from the FHLBI. We had a $250 million floating-rate term loan outstanding under the facility due June 20, 2017, which may be prepaid beginning June 20, 2010 (classified within long-term debt on our Consolidated Balance Sheets as presented in the above table). During the second quarter of 2009, we also borrowed $100 million at a rate of 0.8% that is due June 3, 2010 (classified within payables for collateral on investments on our Consolidated Balance Sheets).

On October 9, 2007, we issued a note of $375 million to LNC. This note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 1.00%.

During 2007, our surplus note for $50 million to HARCO Capital Corporation was transferred to LNC. This note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part twice per year. Any payment of interest or repayment of principal may be paid only if we have obtained the prior written approval of the Indiana Insurance Commissioner, have adequate earned surplus funds for such payment and if such payment would not cause us to violate the statutory capital requirements as set forth in the General Statutes of Indiana.

We issued a surplus note for $500 million to LNC in 1998. This note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in 1998. This note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

14.  CONTINGENCIES AND COMMITMENTS

CONTINGENCIES

REGULATORY AND LITIGATION MATTERS

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and laws governing the activities of broker-dealers.

In the ordinary course of its business, LNL and its subsidiaries are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of LNL. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to our operating results for any particular reporting period.

COMMITMENTS

LEASES

We lease our home office in Fort Wayne, Indiana through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period or the last day of any of the renewal periods. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement.

Total rental expense on operating leases for the years ended December 31, 2009, 2008 and 2007, was $47 million, $49 million and $56 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2009, were as follows:

2010          $44
2011           40
2012           34
2013           28
2014           21
Thereafter    100
             ----
   Total     $267
             ====

INFORMATION TECHNOLOGY COMMITMENT

In February 1998, LNC signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, LNC completed renegotiations and extended the contract through February 2010. Following the original termination date of this agreement, LNC has contractual rights to extend this agreement for up to two additional years. LNC executed one of the optional extensions to extend the contract through February 2011. Annual costs are dependent on usage but are expected to be approximately $9 million.

MEDIA COMMITMENTS

LFM has future commitments of approximately $30 million through 2013, related primarily to employment contracts and rating service contracts.

VULNERABILITY FROM CONCENTRATIONS

As of December 31, 2009, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Retirement Solutions - Annuities segment is significant to this segment. The ALVA product accounted for 28%, 37% and 46% of Retirement Solutions - Annuities' variable annuity product deposits in 2009, 2008 and 2007, respectively, and represented approximately 61%, 62% and 66% of our total Retirement Solutions - Annuities' variable annuity product account values as of December 31, 2009, 2008 and 2007, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Retirement Solutions - Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Retirement Solutions - Annuities segment, AFIS funds accounted for 33%, 44% and 55% of variable annuity product deposits in 2009, 2008 and 2007, respectively, and represented 69%, 70% and 75% of the segment's total variable annuity product account values as of December 31, 2009, 2008 and 2007, respectively.

STANDBY REAL ESTATE EQUITY COMMITMENTS

Historically, we have entered into standby commitments, which obligated us to purchase real estate at a specified cost if a third-party sale does not occur within approximately one year after construction is completed. These commitments were used by a developer to obtain a construction loan from an outside lender on favorable terms. In return for issuing the commitment, we received an annual fee and a percentage of the profit when the property is sold. Our long-term expectation is that we will be obligated to fund a small portion of these commitments that remain outstanding. However, due to the current economic environment, we may experience increased funding obligations.

As of December 31, 2009 and 2008, we had standby real estate equity commitments totaling $220 million and $267 million, respectively. During 2009, we funded commitments of $46 million and the fair value of the associated real estate of $32 million is included on our Consolidated Balance Sheets, which resulted in the recognition of $14 million in realized losses. In addition, we recorded an estimated loss of $69 million in 2009 on projects due to our belief that our requirement to fund the projects in accordance with the standby equity commitment is probable. During the year ended December 31, 2009, we recorded $83 million to realized loss on our Consolidated Statements of Income.

During 2009, we suspended entering into new standby real estate commitments.

OTHER CONTINGENCY MATTERS

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions of $14 million and $11 million as of December 31, 2009 and 2008, respectively.

GUARANTEES

We have guarantees with off-balance-sheet risks having contractual values of zero and $1 million as of December 31, 2009 and 2008, respectively, whose contractual amounts represent credit exposure. We have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. We have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default by borrowers, we have recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expired in 2009. Our assessment of the off-balance-sheet risk was based upon the borrower's credit rating of Baa1.

During 2009, LNC sold the capital stock of one of its subsidiaries, Lincoln National (UK) PLC ("Lincoln UK"). However, Lincoln Insurance Services Limited ("LIS"), a subsidiary of LNC, retained certain pension plan assets and liabilities associated with Lincoln UK's business. In connection with this transaction, the Company has guaranteed LIS's obligations to the pension plan. Pursuant to the terms of this guarantee, the Company would be required to pay LIS's obligations in the event that LIS does not pay any amount that is due in respect of its pension plan obligations. Further, the Company would also be required to accelerate payment of all liabilities owing to the pension plan in the event of a corporate payment event, as defined in the Guaranty, primarily related to creditworthiness of the Company. As of December 31, 2009, the Company's assessed risk of payment under the guarantee is remote. This assessment has been determined in consideration of the pension plan's assets supporting the obligations and the funding available through LIS and LNC.

TAX MATTERS

Changes to the Internal Revenue Code, administrative rulings or court decisions could increase our effective tax rate. In this regard, on August 16, 2007, the IRS issued a revenue ruling that purports, among other things, to modify the calculation of the separate account dividends-received deduction received by life insurance companies. Subsequently, the IRS issued another revenue ruling that suspended the August 16, 2007, ruling and announced a new regulation project on the issue. See Note 7 for the impact of the separate account dividends-received deduction on our effective tax rate.

15. SHARES AND STOCKHOLDER'S EQUITY

All authorized and issued shares of LNL are owned by LNC.

ACCUMULATED OCI

The following summarizes the components and changes in ac- UNREALIZED GAIN
(LOSS) ON cumulated OCI (in millions):

                                            FOR THE YEARS ENDED
                                                DECEMBER 31,
                                        --------------------------
                                         2009        2008     2007
                                        -------    -------   -----
UNREALIZED GAIN (LOSS) ON
   AFS SECURITIES
Balance as of beginning-of-year         $(2,562)   $    76   $ 421
   Cumulative effect of the adoption
      of new accounting standards           (79)        --      --
   Unrealized holding gains (losses)
      arising during the year             6,021     (7,316)   (871)
   Change in DAC, VOBA, DSI and
      other contract holder funds        (2,305)     2,522     177
   Income tax benefit (expense)          (1,324)     1,703     243
   Change in foreign currency
      exchange rate adjustment               26        (66)     18
   Less:
      Reclassification adjustment for
         losses included in net
         income                            (556)    (1,042)   (164)
      Associated amortization of
         DAC, VOBA, DSI and DFEL            158        244      29
      Income tax benefit                    139        279      47
                                        -------    -------   -----
            Balance as of end-of-year   $    36    $(2,562)  $  76
                                        =======    =======   =====

UNREALIZED OTTI ON
   AFS SECURITIES
Balance as of beginning-of-year         $    --    $    --   $  --
(Increases) attributable to:
   Cumulative effect of the adoption
      of new accounting standards           (18)        --      --
   Portion of OTTI recognized in OCI
      during the year                      (339)        --      --
   Change in DAC, VOBA, DSI and
      DFEL                                   77         --      --
   Income tax benefit                        92         --      --
Decreases attributable to:
   Sales, maturities or other
      settlements of AFS securities         151         --      --
   Change in DAC, VOBA, DSI and
      DFEL                                  (28)        --      --
   Income tax expense                       (43)        --      --
                                        -------    -------   -----
            Balance as of end-of-year   $  (108)   $    --   $  --
                                        =======    =======   =====

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------
                                          2009       2008     2007
                                        -------    -------   -----
UNREALIZED GAIN (LOSS) ON
   DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year         $   (15)   $   (19)  $  (9)
   Unrealized holding gains (losses)
      arising during the year               (27)       (42)     14
   Change in DAC, VOBA, DSI and
      DFEL                                   22        (36)     (6)
   Income tax benefit                        15         27      11
   Change in foreign currency
      exchange rate adjustment              (31)         1     (30)
   Less:
      Reclassification adjustment for
         losses included in net
         income                             (35)       (83)     (2)
      Associated amortization of
         DAC, VOBA, DSI and DFEL             --         --       1
      Income tax benefit                     12         29      --
                                        -------    -------   -----
            Balance as of end-of-year   $   (13)   $   (15)  $ (19)
                                        =======    =======   =====

FUNDED STATUS OF EMPLOYEE
   BENEFIT PLANS
Balance as of beginning-of-year         $   (32)   $    (4)  $   4
   Adjustment arising during the
      year                                   23        (45)    (13)
   Income tax benefit (expense)              (8)        17       5
                                        -------    -------   -----
            Balance as of end-of-year   $   (17)   $   (32)  $  (4)
                                        =======    =======   =====

16. REALIZED LOSS

Details underlying realized loss (in millions) reported on our Consolidated Statements of Income were as follows:

                                          FOR THE YEARS ENDED
                                              DECEMBER 31,
                                         ---------------------
                                          2009    2008    2007
                                         -----   -----   -----
Total realized loss on investments
   and certain derivative instruments,
   excluding trading securities(1)       $(533)  $(850)  $(114)
Gain on certain reinsurance
   derivative/trading securities(2)        (42)      5       2
Indexed annuity net derivative
   results(3):
   Gross gain (loss)                         8      13     (17)
   Associated amortization benefit
      (expense) of DAC, VOBA,
      DSI and DFEL                          (5)     22       9
Guaranteed living benefits(4):
   Gross gain (loss)                       (10)      2     (36)
   Associated amortization benefit
      (expense) of DAC, VOBA,
      DSI and DFEL                          (8)    (16)     29
Gain on sale of subsidiaries/
   businesses                                1      --      --
                                         -----   -----   -----
         Total realized loss             $(589)  $(824)  $(127)
                                         =====   =====   =====

----------
(1)  See "Realized Loss Related to Investments" section in Note 5.

(2) Represents changes in the fair value of total return swaps (embedded derivatives) related to various modified coinsurance and coinsurance with funds withheld reinsurance arrangements that have contractual returns related to various assets and liabilities associated with these arrangements. Changes in the fair value of these derivatives are offset by the change in fair value of trading securities in the portfolios that support these arrangements.

(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products. The year ended December 31, 2008, included a $10 million gain from the initial impact of adopting the Fair Value Measurements and Disclosures Topic of the FASB ASC.

(4) Represents the net difference in the change in embedded derivative reserves of our GLB products and the change in the fair value of the derivative instruments we own to hedge, including the cost of purchasing the hedging instruments.

17. UNDERWRITING, ACQUISITION, INSURANCE, RESTRUCTURING AND OTHER EXPENSES

Details underlying underwriting, acquisition, insurance and other expenses (in millions) were as follows:

                                FOR THE YEARS ENDED
                                    DECEMBER 31,
                             -------------------------
                              2009     2008      2007
                             ------   ------   -------
Commissions                  $1,693   $1,851   $ 2,051
General and administrative
   expenses                   1,264    1,285     1,246
DAC and VOBA deferrals
   and interest, net of
   amortization                (652)    (437)   (1,065)
Other intangibles
   amortization                   4        4         4
Media expenses                   40       --        --
Taxes, licenses and fees        182      199       192
Merger-related expenses          16       50        92
Restructuring charges for
   expense initiatives           32        8        --
                             ------   ------   -------
      Total                  $2,579   $2,960   $ 2,520
                             ======   ======   =======

All merger-related and restructuring charges are included in underwriting, acquisition, insurance and other expenses within primarily Other Operations on our Consolidated Statements of Income in the year incurred.

2008 RESTRUCTURING PLAN

Starting in December 2008, we implemented a restructuring plan in response to the economic downturn and sustained market volatility, which focused on reducing expenses. Our cumulative pre-tax charges amounted to $40 million for severance, benefits and related costs associated with the plan for workforce reduction and other restructuring actions.

18. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS

LNC and LNL maintain qualified funded defined benefit pension plans for our employees and agents, respectively. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees, including certain former employees of acquired companies, and agents, respectively. In addition, for certain former employees LNC has supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of LNC's and LNL's defined benefit pension plans were "frozen" as of December 31, 2007, or earlier. For our frozen plans, there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service or date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. Under the cash balance formula benefits are stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest Credits continue until the employee's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide employee benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement. Effective January 1, 2008, the postretirement plan providing benefits to former employees of Jeffer-son-Pilot was amended such that only employees who had attained age 55 with a minimum of 10 years of service by December 31, 2007, and who later retire on or after age 60 with 15 years of service will be eligible to receive life insurance benefits when they retire.

OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our defined benefit plan asset activity and defined benefit plan obligations was as follows:

                                                        AS OF AND FOR THE YEARS ENDED DECEMBER 31,
                                                        ------------------------------------------
                                                           2009    2008          2009    2008
                                                          -----   -----         -----   -----
                                                                                    OTHER
                                                        PENSION BENEFITS   POSTRETIREMENT BENEFITS
                                                        ----------------   -----------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year                        $ 101   $ 140         $   4   $   4
Actual return on plan assets                                 25     (31)           --      --
Company and participant contributions                        --      --             3       3
Benefits paid                                                (7)     (8)           (3)     (3)
                                                          -----   -----         -----   -----
   Fair value as of end-of-year                             119     101             4       4
                                                          -----   -----         -----   -----
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year                             115     116            20      20
Interest cost                                                 7       7             1       1
Plan participants' contributions                             --      --             1       1
Actuarial (gains) losses                                     (3)     --             1       1
Benefits paid                                                (7)     (8)           (3)     (3)
   Balance as of end-of-year                                112     115            20      20
                                                          -----   -----         -----   -----
      Funded status of the plans                          $   7   $ (14)        $ (16)  $ (16)
                                                          =====   =====         =====   =====
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets                                              $  12   $   5         $  --   $  --
Other liabilities                                            (5)    (19)          (16)    (16)
                                                          -----   -----         -----   -----
   Net amount recognized                                  $   7   $ (14)        $ (16)  $ (16)
                                                          =====   =====         =====   =====
AMOUNTS RECOGNIZED IN ACCUMULATED OCI, NET OF TAX
Net (gain) loss                                           $  19   $  35         $  (1)  $  (3)
Prior service credit                                         --      --            (1)     --
                                                          -----   -----         -----   -----
   Net amount recognized                                  $  19   $  35         $  (2)  $  (3)
                                                          =====   =====         =====   =====
RATE OF INCREASE IN COMPENSATION
Salary continuation plan                                   4.00%    N/A           N/A     N/A
All other plans                                             N/A     N/A          4.00%   4.00%
WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate                          6.00%   6.00%         6.00%   6.00%
   Expected return on plan assets                          8.00%   8.00%         6.50%   6.50%
Net periodic benefit cost:
   Weighted-average discount rate                          6.00%   6.00%         6.00%   6.00%
   Expected return on plan assets                          8.00%   8.00%         6.50%   6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2009, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2010, our discount rate for the pension plans will be 6%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plan's target plan allocation. We reevaluate this assumption each plan year. For 2010, our expected return on plan assets is 8.00% for the plans. The expected return on plan assets by asset class for the pension plans is as follows:

U.S. PLANS
Fixed maturity securities       4.75%
Common stock:
   Domestic large cap equity   11.23%
   International equity        11.43%
Cash and invested assets        0.00%

The calculation of the accumulated postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was as follows:

                                                     AS OF DECEMBER 31,
                                                     ------------------
                                                     2009   2008   2007
                                                     ----   ----   ----
Health care cost trend rate                           N/A    N/A     12%
Pre-65 health care cost trend rate                     10%    10%   N/A
Post-65 health care cost trend rate                    13%    12%   N/A
Ultimate trend rate                                     5%     5%     5%
Year that the rate reaches the ultimate trend rate   2020   2019   2018

In order to improve the measurement of the heath care trend rate with industry trends and practice, we separated our trend rate to assess the pre-65 and post-65 populations separately for the year ended December 31, 2009 and 2008. We expect the health care cost trend rate for 2010 to be 9.5% for pre-65 and 9.5% for the post-65 population. The health care cost trend rate assumption is a key percentage that affects the amounts reported. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                 AS OF DECEMBER 31,
                                 ------------------
                                     2009   2008
                                     ----   ----
U.S. PLAN
Accumulated benefit obligation        $90    $91
Projected benefit obligation           90     91
Fair value of plan assets              85     72

COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net defined benefit pension plan and postretirement benefit plan expense (in millions) were as follows:

                                                      FOR THE YEARS ENDED DECEMBER 31,
                                             --------------------------------------------------
                                              PENSION BENEFITS    OTHER POSTRETIREMENT BENEFITS
                                             ------------------   -----------------------------
                                             2009   2008   2007         2009   2008   2007
                                             ----   ----   ----         ----   ----   ----
U.S. PLAN
Interest cost                                 $ 7   $  7   $  7          $ 1    $ 1    $ 1
Expected return on plan assets                 (7)   (11)   (11)          --     --     --
Recognized net actuarial loss (gain)            5      1     --           (1)    (1)    (1)
                                              ---   ----   ----          ---    ---    ---
   Net periodic benefit expense (recovery)    $ 5   $ (3)  $ (4)         $--    $--    $--
                                              ===   ====   ====          ===    ===    ===

We expect our 2010 U.S pension plans' expense to be approximately less than $1 million.

For 2010, the estimated amount of amortization from accumulated OCI into net periodic benefit expense related to net actuarial loss or gain is expected to be approximately $2 million loss for our pension benefit plan and less than $1 million gain for our postretirement benefit plan.

PLAN ASSETS

Our pension plan asset target allocations by asset category for the years ended December 31, 2009 and 2008, based on estimated fair values were as follows:

                                 TARGET
                               ALLOCATION
                               ----------
U.S. PLAN
Fixed maturity securities          50%
Common stock:
   Domestic large cap equity       35%
   International equity            15%
Cash and invested assets            0%

The primary investment objective for the assets related to our defined benefit pension plan is for capital appreciation with an emphasis on avoiding undue risk. Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed income securities and other asset classes the investment managers deem prudent. Three- and five-year time horizons are utilized as there are inevitably short-run fluctuations, which will cause variations in investment performance.

Our defined benefit plan assets have been combined into a master retirement trust where a variety of qualified managers, with Northern Trust as the manager of managers, are expected to rank in the upper 50% of similar funds over the three-year periods and above an appropriate index over five-year periods. Managers are monitored for adherence to approved investment policy guidelines, changes in material factors and legal or regulatory actions. Managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.

FAIR VALUE OF PLAN ASSETS

See "Fair Value Hierarchy" in Note 1 for discussion of how we categorize our pension plan assets, into a three-level fair value hierarchy.

The following summarizes our fair value measurements of pension plan assets (in millions) on a recurring basis by the three-level fair value hierarchy:

                                             AS OF DECEMBER 31, 2009
                                 ------------------------------------------------
                                   QUOTED
                                   PRICES
                                  IN ACTIVE
                                 MARKETS FOR   SIGNIFICANT    SIGNIFICANT
                                  IDENTICAL    OBSERVABLE    UNOBSERVABLE   TOTAL
                                   ASSETS        INPUTS         INPUTS      FAIR
                                  (LEVEL 1)     (LEVEL 2)      (LEVEL 3)    VALUE
                                 -----------   -----------   ------------   -----
U.S. PENSION PLANS ASSET CLASS
Fixed maturity securities:
   Corporate bonds                  $ --           $ 47           $--        $ 47
   U.S. Government bonds              --              4            --           4
   Foreign government bonds           --              2            --           2
   MBS:
      CMOs                            --              1            --           1
      MPTS                                           --                        --
      CMBS                            --              2            --           2
   ABS                                --             --            --          --
   State and municipal bonds          --              1            --           1
Common stock                          18             42            --          60
Cash and invested assets              --              2            --           2
                                     ---           ----           ---        ----
         Total                       $18           $101           $--        $119
                                     ===           ====           ===        ====

The following summarizes changes to our U.S. pension plan assets (in millions) classified within Level 3 of the fair value hierarchy as reported above:

                                          FOR THE YEAR ENDED DECEMBER 31, 2009
                             --------------------------------------------------------------
                                         RETURN ON ASSETS                 TRANSFERS
                                        ------------------   PURCHASES,     IN OR
                             BEGINNING              SOLD     SALES AND      OUT OF   ENDING
                                FAIR    HELD AT    DURING   SETTLEMENTS,   LEVEL 3,   FAIR
                               VALUE    YEAR END  THE YEAR      NET          NET     VALUE
                             ---------  --------  --------  ------------  ---------  ------
Fixed maturity securities:
   Corporate bonds              $1         $--      $--         $--          $(1)      $--

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLAN ASSETS

The fair value measurements of our plan assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker-dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker-dealer quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is LNC's practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as amended. In accordance with such practice, no contributions were made nor required for the years ended December 31, 2009 or 2008. No contributions are required nor expected to be made in 2010.

We expect the following benefit payments (in millions):

                       PENSION              U.S. OTHER
                        PLANS           POSTRETIREMENT PLANS
                       -------   ----------------------------------
                        U.S.                                NOT
                       DEFINED   REFLECTING              REFLECTING
                       BENEFIT    MEDICARE    MEDICARE    MEDICARE
                       PENSION     PART D      PART D      PART D
                        PLANS     SUBSIDY     SUBSIDY     SUBSIDY
                       -------   ----------   --------   ----------
2010                      $8         $2         $--          $2
2011                       8          2          --           2
2012                       9          2          --           2
2013                       9          2          --           2
2014                       9          4          (1)          5
Following five years
   thereafter             44          5          (1)          6

19. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS

DEFINED CONTRIBUTION PLANS

LNC sponsors contributory defined contribution plans for eligible employees and agents, including those of LNL, which includes money purchase plans ("MPP"). LNL make contributions and matching contributions to each of the active plans in accordance with the plan document and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended.

The expenses (in millions) for our 401(k) plans and MPP were as follows:

                         FOR THE YEARS ENDED
                             DECEMBER 31,
                         -------------------
                         2009   2008   2007
                         ----   ----   ----
Employee 401(k) plan      $58    $54    $31
Agent 401(k) plan           2      3      5
Agent MPP plan              1      1      1
                          ---    ---    ---
Total expenses for the
   401(k) plans and MPP   $61    $58    $37
                          ===    ===    ===

DEFERRED COMPENSATION PLANS

LNC sponsors six separate non-qualified unfunded, deferred compensation plans for various groups: employees, agents, non-employee directors, and certain agents.

The terms of the plans provide that participants who select our stock as the measure for their investment return will receive shares of our stock in settlement of this portion of their accounts at the time of distribution. In addition, participants are precluded from diversifying any portion of their deferred compensation plan account that has been credited to the stock unit fund. Consequently, changes in value of our stock do not affect the expenses associated with this portion of the deferred compensation plan.

The investment earnings expenses for certain investment options within the respective plans are hedged by total return swaps. Participant's account values increase or decrease due to investment earnings driven by market fluctuation. Our expenses increase or decrease in direct proportion to the market's change for the participants' investment options. The total return swaps allow us to minimize the investment earnings expenses. Presented below for the respective plans we have netted the investment earnings due to market fluctuation with the results of the total return swaps. For further discussion on our total return swaps related to our deferred compensation plans see Note 6.

Information (in millions) with respect to these plans was as follows:

                                      AS OF DECEMBER 31,
                                      ------------------
                                          2009   2008
                                          ----   ----
Total liabilities                         $314   $223
Investment held to fund liabilities        118    100

THE DEFERRED COMPENSATION PLAN FOR EMPLOYEES

Eligible participants in this plan may elect to defer payment of a portion of their compensation as defined by the plan. Plan participants may select from a menu of "phantom" investment options (identical to those offered under our qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC makes matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amount of LNC contribution is calculated in accordance with the plan document, which is similar to our 401(k) plans. Expenses (in millions) for this plan were as follows:

                                     FOR THE YEARS ENDED
                                         DECEMBER 31,
                                     -------------------
                                     2009   2008   2007
                                     ----   ----   ----
Employer matching contributions       $ 4    $5     $ 1
Increase (decrease) in measurement
   of liabilites, net of LNC total
   return swap                          6     1      10
                                      ---    --     ---
      Total plan expenses             $10    $6     $11
                                      ===    ==     ===

DEFERRED COMPENSATION PLAN FOR AGENTS

LNC sponsors three deferred compensation plans for certain eligible agents. Eligible participants in this plan may elect to defer payment of a portion of their compensation as defined by the plan. The plan's participants may select from a menu of "phantom" investment options (identical to those offered under our qualified savings plans) used as investment measures for calculating the investment return notionally credited to their deferrals. Under the terms of this plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participant. LNC make matching contributions to these plans based upon amounts placed into the deferred compensation plans by individuals after participants have exceeded applicable limits of the Internal Revenue Code. The amount of our contribution is calculated in accordance with the plan document, which is similar to our 401(k) plans. Expenses (in millions) for these plans were as follows:

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                         -------------------
                                         2009   2008   2007
                                         ----   ----   ----
Employer matching contributions           $ 2    $ 2    $ 3
Increase in measurement of liabilites,
   net of total return swap                 4     --      5
                                          ---    ---    ---
      Total expenses for agents           $ 6    $ 2    $ 8
                                          ===    ===    ===

DEFERRED COMPENSATION PLAN FOR FORMER JEFFERSON-PILOT AGENTS

Eligible former agents of Jefferson-Pilot may participate in this deferred compensation plan. Eligible agents are allowed to defer commissions and bonuses and specify where these deferral commissions will be invested in selected mutual funds. Agents participate in the plan with the understanding that the return on these funds cannot be received until a specified age or in the event of a significant lifestyle change. The funded amount is re-balanced to match the funds that have been elected under the agent compensation plan. The plan obligation increases with contributions, deferrals and investment income, and decreases with withdrawals and investment losses. The plan's assets increase with investment gains and decrease with investment losses and payouts of death benefits. Expenses (income) for this plan were $1 million, ($2) million and $1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

20.  STOCK-BASED INCENTIVE COMPENSATION PLANS

Our employees are included in LNC's various incentive plans that provide for the issuance of stock options, SARs, restricted stock awards, performance shares (performance-vested shares as opposed to time-vested shares) and deferred stock units - also referred to as "restricted stock units." LNC has a policy of issuing new shares to satisfy option exercises.

Total compensation expense (in millions) for all of our stock-based incentive compensation plans was as follows:

                         FOR THE YEARS ENDED
                             DECEMBER 31,
                         -------------------
                         2009   2008   2007
                         ----   ----   ----
Stock options             $ 6    $ 8    $10
Shares                     (1)     2      3
SARs                        1      4      5
Restricted stock            6      5      6
                          ---    ---    ---
   Total                  $12    $19    $24
                          ===    ===    ===
Recognized tax benefit    $ 4    $ 7    $ 8

21.  STATUTORY INFORMATION AND RESTRICTIONS

We prepare financial statements in accordance with SAP prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

Specified statutory information (in millions) was as follows:

                      AS OF DECEMBER 31,
                      ------------------
                        2009     2008
                       ------   ------
Capital and surplus    $6,300   $4,700

                                      FOR THE YEARS ENDED
                                          DECEMBER 31,
                                      -------------------
                                      2009    2008   2007
                                      ----   -----   ----
Net gain from operations, after-tax   $867   $ 510   $688
Net income (loss)                      (35)   (261)   971
Dividends to LNC Parent Company        405     400    770

The decrease in statutory net loss for the year ended December 31, 2009, from that of 2008 was primarily due to the improved market conditions in 2009. The new statutory reserving standard (commonly called "VACARVM") that was developed by the NAIC replaced current statutory reserve practices for variable annuities with guaranteed benefits, such as GWBs, and was effective December 31, 2009. The actual effect of adoption was relatively neutral to RBC ratios and future dividend capacity of our insurance subsidiaries with a slight decrease in statutory reserves offset by a higher capital requirement. We utilize captive reinsurance structures, as well as third-party reinsurance arrangements, to lessen the negative impact on statutory capital and dividend capacity in our life insurance subsidiaries.

The decline in statutory net income in 2008 from that of 2007 was primarily due to a significant increase in realized losses on investments combined with reserve strain due to deteriorating market conditions throughout 2008.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York and the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana. We also have several accounting practices permitted by the states of domicile that differ from those found in NAIC
SAP. Specifically, these are as follows:

- Accounting and reporting as an admitted asset and a form of surplus as of December 31, 2009, equaling to the lesser of the face amount of all amounts outstanding under a letter of credit ("LOC") and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves;

- The use of a more conservative valuation interest rate on certain annuities as of December 31, 2009 and 2008;

- The use of less conservative mortality tables on certain life insurance products as of December 31, 2008; and

- A less conservative standard in determining the admitted amount of deferred tax assets as of December 31, 2008.

The effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                            AS OF DECEMBER 31,
                                            ------------------
                                               2009   2008
                                               ----   ----
Calculation of reserves using the Indiana
    universal life method                      $328   $289
Calculation of reserves using
    continuous CARVM                             (6)   (10)
Conservative valuation rate on certain
    variable annuities                          (11)   (12)
Less conservative mortality tables on
    certain life insurance products              --     16
Less conservative standard in determining
    the amount of deferred tax assets            --    298
Lesser of LOC and XXX additional reserve
    reported as surplus                         412     --

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and the payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC within the statutory limitations without prior approval of the Indiana Insurance Commissioner (the "Commissioner"). The current statutory limitation is the greater of 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous twelve months. If a proposed dividend, along with all other dividends paid within the preceding twelve consecutive months exceeds the statutory limitation, LNL must receive prior approval of the Commissioner to pay such dividend.

Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNC is also the holder of surplus notes issued by LNL. The payment of principal and interest on the surplus notes to LNC must be approved by the Commissioner as well. LLANY is subject to similar, but not identical, regulatory restrictions as LNL with regard to the transfer of funds and the payment of dividends. The NAIC allows our U.S. insurance subsidiaries to include certain deferred tax assets in our statutory capital and surplus, but we are not able to consider the benefit from this when calculating available dividends. We expect we could pay dividends of approximately $685 million in 2010 without prior approval from the respective insurance commissioners.

22. FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                    AS OF DECEMBER 31,
                                                         -----------------------------------------
                                                                 2009                 2008
                                                         -------------------   -------------------
                                                         CARRYING     FAIR     CARRYING    FAIR
                                                          VALUE       VALUE      VALUE     VALUE
                                                         --------   --------   --------   --------
ASSETS
AFS securities:
   Fixed maturity                                        $ 58,889   $ 58,889   $ 46,489   $ 46,489
   Equity                                                     155        155        139        139
Trading securities                                          2,366      2,366      2,189      2,189
Mortgage loans on real estate                               6,835      6,967      7,396      7,116
Derivative investments                                        841        841         60         60
Other investments                                             975        975        948        948
Cash and invested cash                                      2,553      2,553      2,116      2,116
Reinsurance related embedded derivatives                      139        139        167        167
Separate account assets                                    73,500     73,500     55,655     55,655
LIABILITIES
Future contract benefits:
   Indexed annuity contracts                                 (419)      (419)      (252)      (252)
   GLB embedded derivative reserves                          (676)      (676)    (2,904)    (2,904)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts       (940)      (940)      (782)      (782)
   Account value of certain investment contracts          (24,039)   (24,244)   (21,893)   (22,338)
Short-term debt                                               (21)       (21)        (4)        (4)
Long-term debt                                             (1,925)    (1,714)    (2,080)    (1,503)
OFF-BALANCE-SHEET
Guarantees                                                     --         --         --         (1)

VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent.

OTHER INVESTMENTS

The carrying value of our assets classified as other investments on our Consolidated Balance Sheets approximates their fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting.

OTHER CONTRACT HOLDER FUNDS

Other contract holder funds on our Consolidated Balance Sheets includes remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2009, and December 31, 2008, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.

SHORT-TERM AND LONG-TERM DEBT

The fair value of long-term debt is based on quoted market prices or estimated using discounted cash flow analysis determined in conjunction with our incremental borrowing rate as of the balance sheet date for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value.

GUARANTEES

Our guarantees relate to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009, or December 31, 2008, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                  AS OF DECEMBER 31, 2009
                                                   ---------------------------------------------------
                                                     QUOTED
                                                     PRICES
                                                    IN ACTIVE
                                                   MARKETS FOR   SIGNIFICANT   SIGNIFICANT
                                                    IDENTICAL    OBSERVABLE    UNOBSERVABLE     TOTAL
                                                     ASSETS        INPUTS         INPUTS        FAIR
                                                    (LEVEL 1)     (LEVEL 2)      (LEVEL 3)      VALUE
                                                   -----------   -----------   ------------   --------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                  $ 55       $ 41,904       $ 2,135      $ 44,094
      U.S. Government bonds                             112             33             3           148
      Foreign government bonds                           --            397            92           489
      MBS:
         CMOs                                            --          5,593            34         5,627
         MPTS                                            --          2,808           101         2,909
         CMBS                                            --          1,796           252         2,048
      ABS:
         CDOs                                            --              4           153           157
         CLNs                                            --             --           322           322
      State and municipal bonds                          --          1,943            --         1,943
      Hybrid and redeemable preferred securities         15          1,005           132         1,152
   Equity AFS securities:
      Banking securities                                 23              1            --            24
      Insurance securities                                3             --            43            46
      Other financial services securities                --              6            22            28
      Other securities                                   34             --            23            57
   Trading securities                                     2          2,274            90         2,366
   Derivative investments                                --           (397)        1,238           841
Cash and invested cash                                   --          2,553            --         2,553
Reinsurance related embedded derivatives                 --            139            --           139
Separate account assets                                  --         73,500            --        73,500
                                                       ----       --------       -------      --------
         Total assets                                  $244       $133,559       $ 4,640      $138,443
                                                       ====       ========       =======      ========
LIABILITIES
Future contract benefits:
   Indexed annuity contracts                           $ --       $     --       $  (419)     $   (419)
   GLB embedded derivative reserves                      --             --          (676)         (676)
                                                       ----       --------       -------      --------
      Total liabilities                                $ --       $     --       $(1,095)     $ (1,095)
                                                       ====       ========       =======      ========

                                                                 AS OF DECEMBER 31, 2008
                                                   ---------------------------------------------------
                                                     QUOTED
                                                     PRICES
                                                    IN ACTIVE
                                                   MARKETS FOR   SIGNIFICANT    SIGNIFICANT
                                                    IDENTICAL    OBSERVABLE    UNOBSERVABLE    TOTAL
                                                     ASSETS         INPUTS         INPUTS       FAIR
                                                    (LEVEL 1)     (LEVEL 2)      (LEVEL 3)      VALUE
                                                   -----------   -----------   ------------   --------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                  $ 54       $ 32,419       $ 2,402      $ 34,875
      U.S. Government bonds                             158             33             3           194
      Foreign government bonds                           --            434            60           494
      MBS:
         CMOs                                            --          5,887           160         6,047
         MPTS                                            --          1,751            18         1,769
         CMBS                                            --          1,609           238         1,847
      ABS:
         CDOs                                            --              9           150           159
         CLNs                                            --             --            50            50
      State and municipal bonds                          --             --           118           118
      Hybrid and redeemable preferred securities          8            835            93           936
   Equity AFS securities:
      Banking securities                                 14             --            --            14
      Insurance securities                                2             --            50            52
      Other financial services securities                --              5            20            25
      Other securities                                   25             --            23            48
   Trading securities                                     2          2,110            77         2,189
   Derivative investments                                --            (18)           78            60
Cash and invested cash                                   --          2,116            --         2,116
Reinsurance related embedded derivatives                 --            167            --           167
Separate account assets                                  --         55,655            --        55,655
                                                       ----       --------       -------      --------
         Total assets                                  $263       $103,012       $ 3,540      $106,815
                                                       ====       ========       =======      ========
LIABILITIES
Future contract benefits:
   Indexed annuity contracts                           $ --       $     --       $  (252)     $   (252)
   GLB embedded derivative reserves                      --             --        (2,904)       (2,904)
                                                       ----       --------       -------      --------
      Total liabilities                                $ --       $     --       $(3,156)     $ (3,156)
                                                       ====       ========       =======      ========

The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any impact of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2009
                                                   -------------------------------------------------------------------
                                                                                        SALES,
                                                                 ITEMS                ISSUANCES,    TRANSFERS
                                                               INCLUDED     GAINS    MATURITIES,      IN OR
                                                   BEGINNING      IN      (LOSSES)   SETTLEMENTS,     OUT OF    ENDING
                                                      FAIR        NET        IN         CALLS,       LEVEL 3,    FAIR
                                                     VALUE      INCOME       OCI          NET         NET(1)     VALUE
                                                   ---------   --------   --------   ------------   ---------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                               $ 2,402     $  (46)     $316        $ (161)     $(376)      $2,135
      U.S. Government bonds                               3         --        --            --         --            3
      Foreign government bonds                           60          1         2            10         19           92
      MBS:
         CMOs                                           160         (7)       34           (13)      (140)          34
         MPTS                                            18         --         1            97        (15)         101
         CMBS                                           238          1        57           (44)        --          252
      ABS:
         CDOs                                           150        (35)       61           (21)        (2)         153
         CLNs                                            50         --       272            --         --          322
      State and municipal bonds                         118         --        (1)          (17)      (100)          --
      Hybrid and redeemable preferred securities         93        (21)       48             3          9          132
   Equity AFS securities:
      Insurance securities                               50         (7)       20           (20)        --           43
      Other financial services securities                20         (2)        7            (3)        --           22
      Other securities                                   23          2        (1)           (1)        --           23
   Trading securities                                    77         35        --            (7)       (15)          90
   Derivative investments                                78        (87)       (7)        1,254         --        1,238
Future contract benefits:
   Indexed annuity contracts                           (252)         6        --          (173)        --         (419)
   GLB embedded derivative reserves                  (2,904)     2,411        --          (183)        --         (676)
                                                    -------     ------      ----        ------      -----       ------
         Total, net                                 $   384     $2,251      $809        $  721      $(620)      $3,545
                                                    =======     ======      ====        ======      =====       ======

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2008
                                                   --------------------------------------------------------------------
                                                                                        SALES,
                                                                 ITEMS                ISSUANCES,    TRANSFERS
                                                               INCLUDED     GAINS    MATURITIES,      IN OR
                                                   BEGINNING      IN      (LOSSES)   SETTLEMENTS,     OUT OF     ENDING
                                                      FAIR        NET        IN         CALLS,       LEVEL 3,     FAIR
                                                     VALUE      INCOME       OCI          NET         NET(1)     VALUE
                                                   ---------   --------   --------   ------------   ---------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                               $2,479     $  (150)   $  (440)      $ (10)        $ 523     $ 2,402
      U.S. Government bonds                              3          --         --          --            --           3
      Foreign government bonds                          79          --        (12)         (7)           --          60
      MBS:
         CMOs                                          275         (21)       (53)        (12)          (29)        160
         MPTS                                           52          --        (11)          1           (24)         18
         CMBS                                          362          --       (193)         27            42         238
      ABS:
         CDOs                                          184           1        (85)         50            --         150
         CLNs                                          660          --       (360)         --          (250)         50
      State and municipal bonds                        138          --         (2)        (32)           14         118
      Hybrid and redeemable preferred securities        93          --        (43)         35             8          93
   Equity AFS securities:
      Banking securities                                --          (1)        --           1            --          --
      Insurance securities                               2          (1)       (18)         67            --          50
      Other financial services securities               35         (23)        (2)         10            --          20
      Other securities                                  17          (5)         3           8            --          23
   Trading securities                                  107         (28)        --         (13)           11          77
   Derivative investments                              195        (237)        29          91            --          78
Future contract benefits:
   Indexed annuity contracts                          (389)         37         --         100            --        (252)
   GLB embedded derivative reserves                   (279)     (2,476)        --        (149)           --      (2,904)
                                                    ------     -------    -------       -----         -----     -------
         Total, net                                 $4,013     $(2,904)   $(1,187)      $ 167         $ 295     $   384
                                                    ======     =======    =======       =====         =====     =======

----------
(1) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-period. For AFS and trading securities, the difference between beginning-of-period amortized cost and beginning-of-period fair value was included in OCI and earnings, respectively, in prior periods.

The following provides the components of the items included in net income, excluding any impact of amortization on DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                            FOR THE YEAR ENDED DECEMBER 31, 2009
                                                  --------------------------------------------------------
                                                                             GAINS
                                                                           (LOSSES)
                                                                          FROM SALES,  UNREALIZED
                                                  (AMORTIZATION)          MATURITIES,    HOLDING
                                                    ACCRETION,           SETTLEMENTS,     GAINS
                                                        NET        OTTI      CALLS     (LOSSES)(1)   TOTAL
                                                  --------------  -----  ------------  -----------  ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                                  $(1)       $ (40)     $(5)        $   --     $  (46)
      Foreign government bonds                          --           --        1             --          1
      MBS:
         CMOs                                           --           (6)      (1)            --         (7)
         CMBS                                            1           --       --             --          1
      ABS:
         CDOs                                           --          (37)       2             --        (35)
      Hybrid and redeemable preferred securities        --          (21)      --             --        (21)
   Equity AFS securities:
      Insurance securities                              --           (8)       1             --         (7)
      Other financial services securities               --           (2)      --             --         (2)
      Other securities                                  --           --        2             --          2
   Trading securities(2)                                 2           --       --             33         35
   Derivative investments(3)                            --           --       (1)           (86)       (87)
Future contract benefits:
   Indexed annuity contracts                            --           --       23            (17)         6
   GLB embedded derivative reserves                     --           --       45          2,366      2,411
                                                       ---        -----      ---         ------     ------
         Total, net                                    $ 2        $(114)     $67         $2,296     $2,251
                                                       ===        =====      ===         ======     ======

                                                     FOR THE YEAR ENDED DECEMBER 31, 2008
                                           ---------------------------------------------------------
                                                                      GAINS
                                                                    (LOSSES)
                                                                   FROM SALES,  UNREALIZED
                                           (AMORTIZATION)          MATURITIES,    HOLDING
                                             ACCRETION,           SETTLEMENTS,     GAINS
                                                 NET        OTTI      CALLS     (LOSSES)(1)   TOTAL
                                           --------------  -----  ------------  -----------  -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds                            $ 1       $(143)    $  (8)       $    --    $  (150)
      MBS:
         CMOs                                      1         (23)        1             --        (21)
         CMBS                                     --          (1)        1             --         --
      ABS:
         CDOs                                     --          (1)        2             --          1
   Equity AFS securities:
      Banking securities                          --          (1)       --             --         (1)
      Insurance securities                        --          (1)       --             --         (1)
      Other financial services securities         --         (23)       --             --        (23)
      Other securities                            --          (6)        1             --         (5)
   Trading securities(2)                           2          (7)       --            (23)       (28)
   Derivative investments(3)                      --          --      (108)          (129)      (237)
Future contract benefits:
   Indexed annuity contracts                      --          --        14             23         37
   GLB embedded derivative reserves               --          --         8         (2,484)    (2,476)
                                                 ---       -----     -----        -------    -------
         Total, net                              $ 4       $(206)    $ (89)       $(2,613)   $(2,904)
                                                 ===       =====     =====        =======    =======

----------
(1) This change in unrealized gains or losses relates to assets and liabilities that we still held as of December 31, 2009 or 2008, as applicable.

(2) Amortization and accretion, net and unrealized holding losses are included in net investment income on our Consolidated Statements of Income. All other amounts are included in realized loss on our Consolidated Statements of Income.

(3) All amounts are included in realized loss on our Consolidated Statements of Income.

23. SEGMENT INFORMATION

We provide products and services in two operating businesses and report results through four business segments as follows:

BUSINESS               CORRESPONDING SEGMENTS
--------------------   ----------------------
Retirement Solutions   Annuities
                       Defined Contribution

Insurance Solutions    Life Insurance
                       Group Protection

We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

RETIREMENT SOLUTIONS

The Retirement Solutions business provides its products through two segments:
Annuities and Defined Contribution. The Retirement Solutions - Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering individual fixed annuities, including indexed annuities and variable annuities. The Retirement Solutions - Defined Contribution segment provides employer-sponsored variable and fixed annuities and mutual-fund based programs in the 401(k), 403(b) and 457 marketplaces.

INSURANCE SOLUTIONS

The Insurance Solutions business provides its products through two segments:
Life Insurance and Group Protection. The Insurance Solutions - Life Insurance segment offers wealth protection and transfer opportunities through term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs) and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products. The Insurance Solutions - Group Protection segment offers group life, disability and dental insurance to employers, and its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

OTHER OPERATIONS

Other Operations includes investments related to excess capital and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance to Swiss Re in 2001; the results of certain disability income business due to the rescission of a reinsurance agreement with Swiss Re; the Institutional Pension business, which is a closed-block of pension business, the majority of which was sold on a group annuity basis, and is currently in run-off. Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income
(loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

- Realized gains and losses associated with the following ("excluded realized loss"):

     -    Sale or disposal of securities;

     -    Impairments of securities;

     - Change in the fair value of embedded derivatives within certain reinsurance arrangements and the change in the fair value of our related trading securities;

     - Change in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;

     - Change in the GLB embedded derivative reserves, net of the change in the fair value of the derivatives we own to hedge the changes in the embedded derivative reserves; and

     - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC.

- Change in reserves accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC resulting from benefit ratio unlocking on our GDB and GLB riders ("benefit ratio unlocking");

-    Income (loss) from the initial adoption of new accounting standards;

- Income (loss) from reserve changes (net of related amortization) on business sold through reinsurance;

-    Gain (loss) on early extinguishment of debt;

-    Losses from the impairment of intangible assets; and

-    Income (loss) from discontinued operations.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

-    Excluded realized loss;

- Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking;

- Amortization of deferred gains arising from the reserve changes on business sold through reinsurance; and

-    Revenue adjustments from the initial adoption of new accounting standards.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               --------------------------
                                2009      2008      2007
                               ------    ------    ------
REVENUES
Operating revenues:
   Retirement Solutions:
      Annuities                $2,085    $2,191    $2,276
      Defined Contribution        911       913       968
                               ------    ------    ------
         Total Retirement
            Solutions           2,996     3,104     3,244
                               ------    ------    ------
   Insurance Solutions:
      Life Insurance            3,926     4,003     3,963
      Group Protection          1,713     1,640     1,500
                               ------    ------    ------
         Total Insurance
            Solutions           5,639     5,643     5,463
                               ------    ------    ------
   Other Operations               451       435       473
Excluded realized
   loss, pre-tax                 (643)     (863)     (135)
Amortization of deferred
   gain from reserve changes
   on business sold through
   reinsurance, pre-tax             3         3         9
Amortization of DFEL
   associated with benefit
   ratio unlocking, pre-tax        --         1        --
                               ------    ------    ------
      Total revenues           $8,446    $8,323    $9,054
                               ======    ======    ======

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                 ------------------------
                                  2009     2008     2007
                                 -----    -----    ------
NET INCOME
Income (loss) from operations:
   Retirement Solutions:
      Annuities                  $ 355    $ 154    $  418
      Defined Contribution         124      117       171
                                 -----    -----    ------
         Total Retirement
            Solutions              479      271       589
                                 -----    -----    ------
   Insurance Solutions:
      Life Insurance               617      489       667
      Group Protection             124      104       114
                                 -----    -----    ------
         Total Insurance
            Solutions              741      593       781
                                 -----    -----    ------
   Other Operations                 (7)     (47)      (34)
Excluded realized
   loss, after-tax                (418)    (561)      (88)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax                         2        2        (7)
Impairment of intangibles,
   after-tax                      (709)      --        --
Benefit ratio unlocking,
   after-tax                        --       (4)       (2)
                                 -----    -----    ------
   Net income                    $  88    $ 254    $1,239
                                 =====    =====    ======

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                                ------------------------
                                 2009     2008     2007
                                ------   ------   ------
NET INVESTMENT INCOME
Retirement Solutions:
   Annuities                    $1,020   $  958   $1,022
   Defined Contribution            732      695      708
                                ------   ------   ------
      Total Retirement
         Solutions               1,752    1,653    1,730
                                ------   ------   ------
Insurance Solutions:
   Life Insurance                1,827    1,867    1,975
   Group Protection                127      117      115
                                ------   ------   ------
      Total Insurance
         Solutions               1,954    1,984    2,090
                                ------   ------   ------
Other Operations                   300      338      361
                                ------   ------   ------
         Total net investment
            income              $4,006   $3,975   $4,181
                                ======   ======   ======

                                  FOR THE YEARS ENDED
                                     DECEMBER 31,
                                 --------------------
                                 2009    2008    2007
                                 ----   ------   ----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Retirement Solutions:
   Annuities                     $356   $  729   $373
   Defined Contribution            71      130     93
                                 ----   ------   ----
      Total Retirement
         Solutions                427      859    466
                                 ----   ------   ----
Insurance Solutions:
   Life Insurance                 519      519    486
   Group Protection                46       36     31
                                 ----   ------   ----
      Total Insurance
         Solutions                565      555    517
                                 ----   ------   ----
         Total amortization of
            DAC and VOBA,
            net of interest      $992   $1,414   $983
                                 ====   ======   ====

                                     FOR THE YEARS ENDED
                                        DECEMBER 31,
                                   ----------------------
                                    2009     2008    2007
                                   -----    -----    ----
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Retirement Solutions:
   Annuities                       $  42    $ (76)   $123
   Defined Contribution               45       26      66
                                   -----    -----    ----
      Total Retirement
         Solutions                    87      (50)    189
                                   -----    -----    ----
Insurance Solutions:
   Life Insurance                    271      240     338
   Group Protection                   67       56      61
                                   -----    -----    ----
      Total Insurance
         Solutions                   338      296     399
                                   -----    -----    ----
Other Operations                     (21)     (11)    (33)
Excluded realized loss              (225)    (302)    (47)
Amortization of deferred gain
   (loss) on reinsurance related
   to reserve changes                  1        1      (3)
                                   -----    -----    ----
Impairment of intangibles            (16)      --      --
Benefit ratio unlocking               (1)      (2)     (1)
                                   -----    -----    ----
         Total federal income
            tax expense
            (benefit)              $ 163    $ (68)   $504
                                   =====    =====    ====

                                    AS OF DECEMBER 31,
                                   -------------------
                                     2009       2008
                                   --------   --------
ASSETS
Retirement Solutions:
   Annuities                       $ 80,700   $ 65,206
   Defined Contribution              26,689     22,930
                                   --------   --------
      Total Retirement Solutions    107,389     88,136
                                   --------   --------
Insurance Solutions:
   Life Insurance                    50,825     46,588
   Group Protection                   2,845      2,482
                                   --------   --------
      Total Insurance Solutions      53,670     49,070
                                   --------   --------
Other Operations                     13,148     11,733
                                   --------   --------
         Total                     $174,207   $148,939
                                   ========   ========

24. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA

The following summarizes our supplemental cash flow data (in millions):

                                       FOR THE YEARS ENDED
                                           DECEMBER 31,
                                      ---------------------
                                       2009    2008    2007
                                      -----    ----    ----
Interest paid                         $  96    $ 81    $104
Income taxes paid (received)            (15)    (23)    194
Significant non-cash investing
   and financing transactions:
   Funds withheld agreement
      with LNBAR:
      Carrying value of assets        $ 790    $ --    $ --
      Carrying value of
         liabilities                   (790)     --      --
                                      -----    ----    ----
         Total acquired from
            LNBAR                     $  --    $ --    $ --
                                      =====    ====    ====
   Capital contribution of LFM:
      Carrying value of assets
         (includes cash and
         invested cash)               $ 364    $ --    $ --
      Carrying value of liabilities     (84)     --      --
                                      -----    ----    ----
         Total capital contribution
            of LFM                    $ 280    $ --    $ --
                                      =====    ====    ====
   Reinsurance assumed from FPP:
      Carrying value of assets        $  63    $ --    $ --
      Carrying value of
         liabilities                    (63)     --      --
                                      -----    ----    ----
         Total reinsurance assumed
            from FPP                  $  --    $ --    $ --
                                      =====    ====    ====

                                      FOR THE YEARS ENDED
                                         DECEMBER 31,
                                    ----------------------
                                    2009    2008     2007
                                    ----   -----   -------
Sale of subsidiaries/business
   Proceeds from sale of
      subsidiaries/business         $ 6    $  --   $    --
   Assets disposed (includes
      cash and invested
      cash)                          (5)      --        --
                                    ----   -----   -------
      Gain on sale of subsidiary/
         business                   $ 1    $  --   $    --
                                    ====   =====   =======
Reinsurance ceded to LNBAR:
   Carrying value of assets         $--    $ 360   $    --
   Carrying value of
      liabilities                    --     (360)       --
                                    ----   -----   -------
      Total reinsurance
         ceded to LNBAR             $--    $  --   $    --
                                    ====   =====   =======
Dividend of FPP:
   Carrying value of assets
      (includes cash and
      invested cash)                $--    $  --   $ 2,772
   Carrying value of
      liabilities                    --       --    (2,280)
                                    ----   -----   -------
      Total dividend of FPP         $--    $  --   $   492
                                    ====   =====   =======
Business combinations:
   Fair value of assets acquired
      (includes cash and
      invested cash)                $--    $  --   $    41
   Fair value of liabilities
      assumed                        --       --       (50)
                                    ----   -----   -------
      Total purchase price          $--    $  --   $    (9)
                                    ====   =====   =======

25. TRANSACTIONS WITH AFFILIATES

Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                     AS OF DECEMBER 31,
                                     ------------------
                                       2009       2008
                                      ------    -------
Assets with affiliates:
   Corporate bonds(1)                 $  100    $  115
   Reinsurance on ceded
      reinsurance contracts(2)           279       152
   Cash management agreement
      investment(3)                      142       478
   Service agreement receivable(3)       (51)      (13)
Liabilities with affiliates:
   Reinsurance future contract
      benefits on ceded reinsurance
      contracts(4)                     2,414     4,688
   Inter-company short-term debt(5)       21         4
   Inter-company long-term debt(6)     1,675     1,841

                                   FOR THE YEARS ENDED
                                       DECEMBER 31,
                                 -----------------------
                                  2009     2008     2007
                                 -----    -----    -----
Revenues with affiliates:
   Premiums paid on ceded
      reinsurance contracts(7)   $(235)   $(222)   $(308)
   Net investment income on
      cash management
      agreement(8)                   1       11       28
   Fees for management of
      general account(8)           (68)     (65)     (62)
Benefits and expenses with
   affiliates:
   Reinsurance (recoveries)
      benefits on ceded
      reinsurance contracts(9)    (220)    (655)    (337)
   Service agreement
      payments(10)                  21       (2)      10
   Transfer pricing
      arrangement(10)              (32)     (32)     (38)
   Interest expense on
      inter-company debt(11)        90       83       82

----------
(1)  Reported in fixed maturity AFS securities on our Consolidated Balance
     Sheets.

(2) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.

(3)  Reported in other assets on our Consolidated Balance Sheets.

(4)  Reported in future contract benefits on our Consolidated Balance Sheets.

(5)  Reported in short-term debt on our Consolidated Balance Sheets.

(6)  Reported in long-term debt on our Consolidated Balance Sheets.

(7)  Reported in insurance premiums on our Consolidated Statements of Income.

(8)  Reported in net investment income on our Consolidated Statement of Income.

(9)  Reported in benefits on our Consolidated Statements of Income.

(10) Reported in underwriting, acquisition, insurance and other expenses on our Consolidated Statements of Income.

(11) Reported in interest and debt expense on our Consolidated Statements of Income.

CORPORATE BONDS

LNC issues corporate bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate. We purchase these investments for our segmented portfolios that have yield, duration and other characteristics.

CASH MANAGEMENT AGREEMENT

In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently the lesser of 3% of our admitted assets and 25% of its surplus, in both cases, as of its most recent year end.

SERVICE AGREEMENT

In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are assigned based on specific methodologies for each function. The majority of the expenses are assigned based on the following methodologies: assets by product, assets under management, weighted number of policy applications, weighted policies in force and sales.

TRANSFER PRICING ARRANGEMENT

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("Delaware") related to the wholesaling of Delaware's investment products.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT

Delaware is responsible for the management of our general account investments. On January 4, 2010, we closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

CEDED REINSURANCE CONTRACTS

As discussed in Note 9, we cede and accept reinsurance from affiliated companies. We cede certain guaranteed benefit risks

(including certain GDB and GWB benefits) to LNBAR. We also cede reserves related to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines.

As discussed in Note 3, we cede to LNBAR the risk under certain UL contracts for no-lapse benefit guarantees.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $2.4 billion and $1.7 billion as of December 31, 2009 and 2008, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

                                                                                                        MORTALITY &
                                                                                                          EXPENSE
                                                           CONTRACT                       CONTRACT       GUARANTEE
                                                           PURCHASES                     REDEMPTIONS      CHARGES
                                                           DUE FROM                        DUE TO       PAYABLE TO
                                                          THE LINCOLN                    THE LINCOLN    THE LINCOLN
                                                         NATIONAL LIFE                  NATIONAL LIFE  NATIONAL LIFE
                                                           INSURANCE                      INSURANCE      INSURANCE
SUBACCOUNT                                 INVESTMENTS      COMPANY      TOTAL ASSETS      COMPANY        COMPANY       NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            $    3,309,305    $       --   $    3,309,305     $18,167        $   132     $    3,291,006
AIM V.I. Capital Appreciation
   Class II                                   1,748,330            --        1,748,330          --             78          1,748,252
AIM V.I. Core Equity                         11,941,708            --       11,941,708         529            487         11,940,692
AIM V.I. Core Equity Class II                 3,868,572            --        3,868,572          30            166          3,868,376
AIM V.I. International Growth                 4,439,169            --        4,439,169      10,630            180          4,428,359
AIM V.I. International Growth Class II        3,784,712            --        3,784,712          22            164          3,784,526
ABVPSF Global Thematic Growth Class B        27,481,796           813       27,482,609          --          1,257         27,481,352
ABVPSF Growth and Income Class B            145,141,386       110,872      145,252,258          --          6,398        145,245,860
ABVPSF International Value Class B          116,778,413        85,077      116,863,490          --          4,477        116,859,013
ABVPSF Large Cap Growth Class B              14,747,834            --       14,747,834          44            650         14,747,140
ABVPSF Small/Mid Cap Value Class B          104,033,790       131,579      104,165,369          --          4,530        104,160,839
American Century VP Inflation
   Protection Class 2                       386,949,161       429,075      387,378,236          --         17,912        387,360,324
American Funds Global Growth Class 2        279,508,808       126,615      279,635,423          --         12,395        279,623,028
American Funds Global Small
   Capitalization Class 2                   288,014,893       151,828      288,166,721          --         11,897        288,154,824
American Funds Growth Class 2             1,713,365,646        99,283    1,713,464,929          --         78,354      1,713,386,575
American Funds Growth-Income Class 2      1,766,414,240       144,529    1,766,558,769          --         77,804      1,766,480,965
American Funds International Class 2        690,233,918       243,342      690,477,260          --         30,902        690,446,358
BlackRock Global Allocation V.I.
   Class III                                201,432,641     2,272,914      203,705,555          --          9,977        203,695,578
Delaware VIP Diversified Income
   Service Class                            714,342,743       912,098      715,254,841          --         32,602        715,222,239
Delaware VIP Emerging Markets
   Service Class                            223,052,479        89,714      223,142,193          --         10,104        223,132,089
Delaware VIP High Yield                       7,860,261            --        7,860,261           9            306          7,859,946
Delaware VIP High Yield Service Class       265,880,513        16,760      265,897,273          --         12,237        265,885,036
Delaware VIP International
   Value Equity                                 373,856            --          373,856          --             15            373,841
Delaware VIP Limited-Term
   Diversified Income Service Class         362,060,506        54,105      362,114,611          --         14,474        362,100,137
Delaware VIP REIT                             4,993,828            --        4,993,828           2            201          4,993,625
Delaware VIP REIT Service Class              89,784,319            --       89,784,319      93,453          4,103         89,686,763
Delaware VIP Small Cap Value                  8,886,932            --        8,886,932       1,394            350          8,885,188
Delaware VIP Small Cap Value
   Service Class                            247,148,138            --      247,148,138      47,932         11,538        247,088,668
Delaware VIP Trend                            8,407,041            --        8,407,041       1,563            328          8,405,150
Delaware VIP Trend Service Class             66,463,921         2,506       66,466,427          --          2,989         66,463,438
Delaware VIP U.S. Growth Service Class       62,282,850        46,012       62,328,862          --          2,268         62,326,594
Delaware VIP Value                            6,065,838            --        6,065,838           4            240          6,065,594
Delaware VIP Value Service Class            117,017,118        39,628      117,056,746          --          5,382        117,051,364
DWS VIP Alternative Asset
   Allocation Plus Class B                    3,249,719        29,223        3,278,942          --            148          3,278,794
DWS VIP Equity 500 Index Class A             25,477,523         6,055       25,483,578          --          1,086         25,482,492
DWS VIP Equity 500 Index Class B             33,957,388            --       33,957,388           4          1,564         33,955,820
DWS VIP Small Cap Index Class A               7,182,631        29,845        7,212,476          --            316          7,212,160
DWS VIP Small Cap Index Class B              16,748,844         7,024       16,755,868          --            752         16,755,116
Fidelity VIP Contrafund Service Class 2     793,791,383       355,032      794,146,415          --         36,436        794,109,979
Fidelity VIP Equity-Income                    7,578,837            --        7,578,837           2            295          7,578,540
Fidelity VIP Equity-Income
   Service Class 2                           49,351,360            --       49,351,360      20,268          2,195         49,328,897
Fidelity VIP Growth                           5,549,965            --        5,549,965         428            216          5,549,321
Fidelity VIP Growth Service Class 2          57,256,553        17,955       57,274,508          --          2,687         57,271,821
Fidelity VIP Mid Cap Service Class 2        259,613,264       303,810      259,917,074          --         11,927        259,905,147
Fidelity VIP Overseas                         2,562,093            --        2,562,093           8             99          2,561,986
Fidelity VIP Overseas Service Class 2        76,118,866        21,107       76,139,973          --          3,412         76,136,561
FTVIPT Franklin Income Securities
   Class 2                                  419,792,051            --      419,792,051       5,071         18,703        419,768,277
FTVIPT Franklin Small-Mid Cap
   Growth Securities Class 2                 84,030,548        18,898       84,049,446          --          3,786         84,045,660

See accompanying notes.

                                                                                                    MORTALITY &
                                                                                                      EXPENSE
                                                         CONTRACT                     CONTRACT       GUARANTEE
                                                         PURCHASES                   REDEMPTIONS      CHARGES
                                                         DUE FROM                      DUE TO       PAYABLE TO
                                                        THE LINCOLN                  THE LINCOLN    THE LINCOLN
                                                       NATIONAL LIFE                NATIONAL LIFE  NATIONAL LIFE
                                                         INSURANCE                    INSURANCE      INSURANCE
SUBACCOUNT                                INVESTMENTS     COMPANY     TOTAL ASSETS     COMPANY        COMPANY      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Class 2  $331,839,528    $  229,075   $332,068,603     $     --       $11,994     $332,056,609
FTVIPT Templeton Global Bond
   Securities Class 2                     634,826,215            --    634,826,215       12,474        27,946      634,785,795
FTVIPT Templeton Growth Securities
   Class 2                                 71,698,877            --     71,698,877       18,854         3,264       71,676,759
Goldman Sachs VIT Growth & Income
   Service Class                           21,353,468        80,957     21,434,425           --           517       21,433,908
Janus Aspen Series Balanced Service
   Shares                                  26,617,651            --     26,617,651       21,869         1,147       26,594,635
Janus Aspen Series Enterprise Service
   Shares                                   8,242,501            --      8,242,501        6,403           363        8,235,735
Janus Aspen Series Worldwide Service
   Shares                                   1,886,762            --      1,886,762        1,667            80        1,885,015
LVIP Baron Growth Opportunities
   Service Class                           62,214,540        58,720     62,273,260           --         2,895       62,270,365
LVIP Capital Growth Service Class          57,664,998       101,480     57,766,478           --         1,581       57,764,897
LVIP Cohen & Steers Global Real Estate
   Service Class                           55,065,248            --     55,065,248       20,650         2,495       55,042,103
LVIP Columbia Value Opportunities
   Service Class                            7,432,508        21,488      7,453,996           --           337        7,453,659
LVIP Delaware Bond                        223,944,003            --    223,944,003       57,118         9,961      223,876,924
LVIP Delaware Bond Service Class          987,027,611       938,088    987,965,699           --        40,430      987,925,269
LVIP Delaware Foundation
   Aggressive Allocation                   14,894,222            --     14,894,222          458           683       14,893,081
LVIP Delaware Foundation Aggressive
   Allocation Service Class                35,585,929            --     35,585,929       46,687         1,697       35,537,545
LVIP Delaware Growth and Income
   Service Class                           29,137,231        11,431     29,148,662           --         1,334       29,147,328
LVIP Delaware Social Awareness             13,337,933            --     13,337,933        1,621           599       13,335,713
LVIP Delaware Social Awareness
   Service Class                           49,636,849         3,061     49,639,910           --         2,220       49,637,690
LVIP Delaware Special Opportunities
   Service Class                           11,470,066        10,266     11,480,332           --           506       11,479,826
LVIP Global Income Service Class           56,739,676       476,038     57,215,714           --         2,459       57,213,255
LVIP Janus Capital Appreciation             2,833,321            --      2,833,321           14           130        2,833,177
LVIP Janus Capital Appreciation
   Service Class                           54,959,608            --     54,959,608      175,360         2,572       54,781,676
LVIP Marsico International Growth
   Service Class                           53,597,193        48,940     53,646,133           --         2,287       53,643,846
LVIP MFS Value Service Class              230,905,878       107,595    231,013,473           --         8,214      231,005,259
LVIP Mid-Cap Value Service Class           23,136,937         9,975     23,146,912           --         1,043       23,145,869
LVIP Mondrian International Value          26,750,218            --     26,750,218        1,807         1,215       26,747,196
LVIP Mondrian International Value
   Service Class                          110,984,903        45,794    111,030,697           --         4,943      111,025,754
LVIP Money Market                         104,664,449            --    104,664,449      456,364         4,607      104,203,478
LVIP Money Market Service Class           426,082,752            --    426,082,752      284,193        20,124      425,778,435
LVIP SSgA Bond Index Service Class        490,224,565     1,481,623    491,706,188           --        23,241      491,682,947
LVIP SSgA Developed International 150
   Service Class                           67,825,353       272,120     68,097,473           --         3,207       68,094,266
LVIP SSgA Emerging Markets 100
   Service Class                           82,451,867       204,800     82,656,667           --         3,872       82,652,795
LVIP SSgA International Index Service
   Class                                   94,426,220       295,343     94,721,563           --         4,405       94,717,158
LVIP SSgA Large Cap 100 Service Class     141,255,742       549,435    141,805,177           --         6,755      141,798,422
LVIP SSgA S&P 500 Index                     1,552,415            --      1,552,415          881            66        1,551,468
LVIP SSgA S&P 500 Index Service Class     217,166,766       543,435    217,710,201           --        10,321      217,699,880
LVIP SSgA Small-Cap Index Service Class    62,959,946       176,657     63,136,603           --         2,953       63,133,650
LVIP SSgA Small-Mid Cap 200 Service
   Class                                   44,344,455       128,349     44,472,804           --         2,114       44,470,690

See accompanying notes.

                                                                                                     MORTALITY &
                                                                                                       EXPENSE
                                                          CONTRACT                     CONTRACT       GUARANTEE
                                                          PURCHASES                   REDEMPTIONS      CHARGES
                                                          DUE FROM                      DUE TO        PAYABLE TO
                                                         THE LINCOLN                  THE LINCOLN    THE LINCOLN
                                                        NATIONAL LIFE                NATIONAL LIFE  NATIONAL LIFE
                                                          INSURANCE                    INSURANCE      INSURANCE
SUBACCOUNT                                 INVESTMENTS     COMPANY     TOTAL ASSETS     COMPANY        COMPANY      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
LVIP T. Rowe Price Growth Stock
   Service Class                          $ 43,837,438     $150,135    $ 43,987,573     $    --        $ 2,054     $ 43,985,519
LVIP T. Rowe Price Structured
   Mid-Cap Growth                            2,212,492           --       2,212,492           1            103        2,212,388
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                     29,000,901           --      29,000,901       2,054          1,309       28,997,538
LVIP Templeton Growth Service Class         77,807,493       53,447      77,860,940          --          3,488       77,857,452
LVIP Turner Mid-Cap Growth Service Class    15,172,292           --      15,172,292      13,994            691       15,157,607
LVIP Wells Fargo Intrinsic Value Service
   Class                                    26,858,945           26      26,858,971          --          1,217       26,857,754
LVIP Wilshire 2010 Profile Service Class     9,116,349           --       9,116,349         413            416        9,115,520
LVIP Wilshire 2020 Profile Service Class    15,653,655           --      15,653,655         199            704       15,652,752
LVIP Wilshire 2030 Profile Service Class    10,818,603           --      10,818,603         414            511       10,817,678
LVIP Wilshire 2040 Profile Service Class     5,177,525           --       5,177,525          --            244        5,177,281
LVIP Wilshire Aggressive Profile Service
   Class                                    54,619,268           --      54,619,268       2,799          2,475       54,613,994
LVIP Wilshire Conservative Profile
   Service Class                           309,530,965      168,921     309,699,886          --         14,637      309,685,249
LVIP Wilshire Moderate Profile Service
   Class                                   889,580,635      759,025     890,339,660          --         42,984      890,296,676
LVIP Wilshire Moderately Aggressive
   Profile Service Class                   542,510,129      691,270     543,201,399          --         25,602      543,175,797
Lord Abbett All Value Class VC               4,757,644        9,643       4,767,287          --            117        4,767,170
MFS VIT Core Equity Service Class            2,974,395           --       2,974,395          --            134        2,974,261
MFS VIT Growth                               3,274,555           --       3,274,555          11            128        3,274,416
MFS VIT Growth Service Class                10,053,492        1,019      10,054,511          --            451       10,054,060
MFS VIT Total Return                        15,719,624           --      15,719,624          --            617       15,719,007
MFS VIT Total Return Service Class         296,827,795       31,887     296,859,682          --         13,534      296,846,148
MFS VIT Utilities                           18,432,045           --      18,432,045         570            719       18,430,756
MFS VIT Utilities Service Class            167,257,327           --     167,257,327      81,175          7,489      167,168,663
NB AMT Mid-Cap Growth                       49,825,339           --      49,825,339      16,401          2,268       49,806,670
NB AMT Regency                              56,300,273       20,101      56,320,374          --          2,545       56,317,829
Oppenheimer Global Securities Service
   Class                                     1,261,004           --       1,261,004          17             29        1,260,958
PIMCO VIT Commodity Real Return
   Advisor Class                             4,093,618       50,751       4,144,369          --            179        4,144,190
Putnam VT Global Health Care Class IB        3,309,716           --       3,309,716          21            144        3,309,551
Putnam VT Growth & Income Class IB           2,204,043           --       2,204,043           4             99        2,203,940
Van Kampen Capital Growth Class II             709,357           --         709,357          --             17          709,340

See accompanying notes.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2009

                                                       DIVIDENDS
                                                          FROM       MORTALITY AND         NET
                                                       INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                               INCOME    GUARANTEE CHARGES  INCOME (LOSS)
---------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                         $    19,149    $    (45,394)    $    (26,245)
AIM V.I. Capital Appreciation Class II                      4,609         (28,354)         (23,745)
AIM V.I. Core Equity                                      196,615        (160,957)          35,658
AIM V.I. Core Equity Class II                              55,353         (56,534)          (1,181)
AIM V.I. International Growth                              59,085         (60,389)          (1,304)
AIM V.I. International Growth Class II                     46,399         (53,791)          (7,392)
ABVPSF Global Thematic Growth Class B                          --        (363,556)        (363,556)
ABVPSF Growth and Income Class B                        4,586,060      (2,079,471)       2,506,589
ABVPSF International Value Class B                      1,126,333      (1,503,300)        (376,967)
ABVPSF Large Cap Growth Class B                                --        (214,742)        (214,742)
ABVPSF Small/Mid Cap Value Class B                        799,597      (1,466,404)        (666,807)
American Century VP Inflation Protection Class 2        5,646,072      (5,071,055)         575,017
American Funds Global Growth Class 2                    3,433,154      (3,955,551)        (522,397)
American Funds Global Small Capitalization Class 2        649,558      (3,565,952)      (2,916,394)
American Funds Growth Class 2                           9,274,597     (22,425,113)     (13,150,516)
American Funds Growth-Income Class 2                   24,040,849     (22,875,636)       1,165,213
American Funds International Class 2                    9,151,976     (10,103,239)        (951,263)
BlackRock Global Allocation V.I. Class III              2,326,099        (932,928)       1,393,171
Delaware VIP Diversified Income Service Class          26,466,547      (8,669,252)      17,797,295
Delaware VIP Emerging Markets Service Class             1,672,174      (2,986,858)      (1,314,684)
Delaware VIP High Yield                                   871,624        (131,079)         740,545
Delaware VIP High Yield Service Class                  16,297,188      (3,820,413)      12,476,775
Delaware VIP International Value Equity                    13,955          (5,736)           8,219
Delaware VIP Limited-Term Diversified Income Service
   Class                                                6,904,728      (3,098,151)       3,806,577
Delaware VIP REIT                                         227,829         (66,564)         161,265
Delaware VIP REIT Service Class                         3,731,799      (1,333,790)       2,398,009
Delaware VIP Small Cap Value                               87,102        (118,211)         (31,109)
Delaware VIP Small Cap Value Service Class              1,582,832      (3,779,840)      (2,197,008)
Delaware VIP Trend                                             --        (104,245)        (104,245)
Delaware VIP Trend Service Class                               --        (928,602)        (928,602)
Delaware VIP U.S. Growth Service Class                         --        (507,952)        (507,952)
Delaware VIP Value                                        187,768         (82,544)         105,224
Delaware VIP Value Service Class                        2,715,013      (1,626,109)       1,088,904
DWS VIP Alternative Asset Allocation Plus Class B              --         (27,293)         (27,293)
DWS VIP Equity 500 Index Class A                          678,416        (361,759)         316,657
DWS VIP Equity 500 Index Class B                          748,119        (491,941)         256,178
DWS VIP Small Cap Index Class A                           120,863        (104,832)          16,031
DWS VIP Small Cap Index Class B                           278,813        (267,328)          11,485
Fidelity VIP Contrafund Service Class 2                 7,863,683     (10,091,196)      (2,227,513)
Fidelity VIP Equity-Income                                153,045         (99,265)          53,780
Fidelity VIP Equity-Income Service Class 2                907,441        (737,701)         169,740
Fidelity VIP Growth                                        21,917         (71,650)         (49,733)
Fidelity VIP Growth Service Class 2                       100,512        (833,122)        (732,610)
Fidelity VIP Mid Cap Service Class 2                    1,036,629      (3,918,361)      (2,881,732)
Fidelity VIP Overseas                                      49,821         (35,896)          13,925
Fidelity VIP Overseas Service Class 2                   1,296,248      (1,148,019)         148,229
FTVIPT Franklin Income Securities Class 2              35,284,835      (6,481,571)      28,803,264
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 2                                                     --      (1,149,634)      (1,149,634)
FTVIPT Mutual Shares Securities Class 2                 5,176,081      (3,871,214)       1,304,867
FTVIPT Templeton Global Bond Securities Class 2        70,317,245      (8,291,490)      62,025,755
FTVIPT Templeton Growth Securities Class 2              2,538,621      (1,231,082)       1,307,539
Goldman Sachs VIT Growth & Income Service Class           309,948         (48,612)         261,336
Janus Aspen Series Balanced Service Shares                675,699        (392,799)         282,900
Janus Aspen Series Enterprise Service Shares                   --        (116,912)        (116,912)
Janus Aspen Series Worldwide Service Shares                21,964         (27,457)          (5,493)
LVIP Baron Growth Opportunities Service Class                  --        (850,920)        (850,920)
LVIP Capital Growth Service Class                          29,488        (277,745)        (248,257)

See accompanying notes.

                                                                        DIVIDENDS                     NET CHANGE       NET INCREASE
                                                                          FROM          TOTAL        IN UNREALIZED      (DECREASE)
                                                       NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                                       GAIN (LOSS)       GAIN ON     GAIN (LOSS)     DEPRECIATION       RESULTING
SUBACCOUNT                                            ON INVESTMENTS   INVESTMENTS  ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                          $   (347,466)   $       --    $   (347,466)    $    911,570    $    537,859
AIM V.I. Capital Appreciation Class II                     (398,916)           --        (398,916)         730,232         307,571
AIM V.I. Core Equity                                       (428,327)           --        (428,327)       2,948,617       2,555,948
AIM V.I. Core Equity Class II                              (230,279)           --        (230,279)       1,049,713         818,253
AIM V.I. International Growth                               130,076            --         130,076        1,044,893       1,173,665
AIM V.I. International Growth Class II                      (19,743)           --         (19,743)         982,201         955,066
ABVPSF Global Thematic Growth Class B                    (2,340,719)           --      (2,340,719)      11,677,408       8,973,133
ABVPSF Growth and Income Class B                        (18,749,569)           --     (18,749,569)      38,358,578      22,115,598
ABVPSF International Value Class B                      (29,652,593)           --     (29,652,593)      59,818,107      29,788,547
ABVPSF Large Cap Growth Class B                            (814,949)           --        (814,949)       5,106,294       4,076,603
ABVPSF Small/Mid Cap Value Class B                      (15,175,338)    4,217,653     (10,957,685)      43,790,839      32,166,347
American Century VP Inflation Protection Class 2           (418,404)           --        (418,404)      23,919,453      24,076,066
American Funds Global Growth Class 2                    (19,908,816)           --     (19,908,816)     104,412,906      83,981,693
American Funds Global Small Capitalization Class 2      (28,020,563)           --     (28,020,563)     138,033,579     107,096,622
American Funds Growth Class 2                           (60,845,946)           --     (60,845,946)     509,708,432     435,711,970
American Funds Growth-Income Class 2                    (60,790,318)           --     (60,790,318)     439,961,592     380,336,487
American Funds International Class 2                    (44,118,854)    3,407,059     (40,711,795)     255,132,005     213,468,947
BlackRock Global Allocation V.I. Class III                  428,921            --         428,921        6,219,997       8,042,089
Delaware VIP Diversified Income Service Class             1,569,629            --       1,569,629       92,958,293     112,325,217
Delaware VIP Emerging Markets Service Class             (25,616,995)    7,091,025     (18,525,970)     119,959,749     100,119,095
Delaware VIP High Yield                                      61,432            --          61,432        3,045,045       3,847,022
Delaware VIP High Yield Service Class                    (8,121,159)           --      (8,121,159)      81,123,245      85,478,861
Delaware VIP International Value Equity                    (113,617)           --        (113,617)         219,237         113,839
Delaware VIP Limited-Term Diversified Income Service
   Class                                                  1,860,631            --       1,860,631       12,775,031      18,442,239
Delaware VIP REIT                                        (2,234,071)           --      (2,234,071)       2,828,918         756,112
Delaware VIP REIT Service Class                         (42,530,953)           --     (42,530,953)      55,056,090      14,923,146
Delaware VIP Small Cap Value                               (754,492)           --        (754,492)       2,830,454       2,044,853
Delaware VIP Small Cap Value Service Class              (29,150,675)           --     (29,150,675)      90,706,523      59,358,840
Delaware VIP Trend                                         (995,807)           --        (995,807)       4,243,750       3,143,698
Delaware VIP Trend Service Class                         (7,340,381)           --      (7,340,381)      32,589,215      24,320,232
Delaware VIP U.S. Growth Service Class                     (819,808)           --        (819,808)      14,427,801      13,100,041
Delaware VIP Value                                         (503,414)           --        (503,414)       1,243,917         845,727
Delaware VIP Value Service Class                         (9,904,400)           --      (9,904,400)      24,497,054      15,681,558
DWS VIP Alternative Asset Allocation Plus Class B           176,371            --         176,371          136,879         285,957
DWS VIP Equity 500 Index Class A                         (1,210,139)           --      (1,210,139)       6,098,509       5,205,027
DWS VIP Equity 500 Index Class B                         (2,125,167)           --      (2,125,167)       8,320,923       6,451,934
DWS VIP Small Cap Index Class A                            (659,731)      453,295        (206,436)       1,687,542       1,497,137
DWS VIP Small Cap Index Class B                          (4,341,710)    1,200,764      (3,140,946)       6,613,841       3,484,380
Fidelity VIP Contrafund Service Class 2                 (50,184,229)      193,667     (49,990,562)     234,108,624     181,890,549
Fidelity VIP Equity-Income                               (1,373,212)           --      (1,373,212)       3,013,896       1,694,464
Fidelity VIP Equity-Income Service Class 2               (7,911,280)           --      (7,911,280)      19,054,040      11,312,500
Fidelity VIP Growth                                        (882,099)        4,340        (877,759)       2,132,665       1,205,173
Fidelity VIP Growth Service Class 2                      (7,930,771)       44,593      (7,886,178)      20,104,642      11,485,854
Fidelity VIP Mid Cap Service Class 2                    (33,620,727)    1,180,436     (32,440,291)     110,069,931      74,747,908
Fidelity VIP Overseas                                      (300,197)        8,027        (292,170)         830,708         552,463
Fidelity VIP Overseas Service Class 2                   (10,389,030)      225,532     (10,163,498)      25,510,269      15,495,000
FTVIPT Franklin Income Securities Class 2               (43,744,290)           --     (43,744,290)     130,249,598     115,308,572
FTVIPT Franklin Small-Mid Cap Growth Securities
   Class 2                                               (8,357,794)           --      (8,357,794)      34,216,312      24,708,884
FTVIPT Mutual Shares Securities Class 2                 (32,354,089)           --     (32,354,089)      95,123,899      64,074,677
FTVIPT Templeton Global Bond Securities Class 2           2,655,286            --       2,655,286       15,444,754      80,125,795
FTVIPT Templeton Growth Securities Class 2              (19,285,247)           --     (19,285,247)      36,251,208      18,273,500
Goldman Sachs VIT Growth & Income Service Class               4,778            --           4,778        1,151,487       1,417,601
Janus Aspen Series Balanced Service Shares                   11,468       928,315         939,783        4,072,437       5,295,120
Janus Aspen Series Enterprise Service Shares               (441,852)           --        (441,852)       3,126,108       2,567,344
Janus Aspen Series Worldwide Service Shares                (166,330)           --        (166,330)         706,181         534,358
LVIP Baron Growth Opportunities Service Class            (4,790,056)           --      (4,790,056)      21,850,957      16,209,981
LVIP Capital Growth Service Class                           (65,470)           --         (65,470)       8,794,956       8,481,229

                                                       DIVIDENDS
                                                          FROM       MORTALITY AND         NET
                                                       INVESTMENT       EXPENSE         INVESTMENT
SUBACCOUNT                                               INCOME    GUARANTEE CHARGES  INCOME (LOSS)
---------------------------------------------------------------------------------------------------
LVIP Cohen & Steers Global Real Estate Service Class  $        --    $   (745,634)     $  (745,634)
LVIP Columbia Value Opportunities Service Class            21,316         (86,105)         (64,789)
LVIP Delaware Bond                                      9,298,777      (3,629,123)       5,669,654
LVIP Delaware Bond Service Class                       35,519,144     (11,825,258)      23,693,886
LVIP Delaware Foundation Aggressive Allocation            226,048        (249,585)         (23,537)
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                          467,419        (679,597)        (212,178)
LVIP Delaware Growth and Income Service Class             199,732        (360,519)        (160,787)
LVIP Delaware Social Awareness                             82,361        (197,631)        (115,270)
LVIP Delaware Social Awareness Service Class              156,904        (701,195)        (544,291)
LVIP Delaware Special Opportunities Service Class          60,815        (149,949)         (89,134)
LVIP Global Income Service Class                          652,602        (191,418)         461,184
LVIP Janus Capital Appreciation                            20,720         (42,365)         (21,645)
LVIP Janus Capital Appreciation Service Class             353,459        (633,003)        (279,544)
LVIP Marsico International Growth Service Class           292,316        (580,379)        (288,063)
LVIP MFS Value Service Class                            2,336,029      (1,912,606)         423,423
LVIP Mid-Cap Value Service Class                           53,234        (288,968)        (235,734)
LVIP Mondrian International Value                         800,784        (416,893)         383,891
LVIP Mondrian International Value Service Class         3,025,948      (1,653,519)       1,372,429
LVIP Money Market                                         454,443      (2,305,459)      (1,851,016)
LVIP Money Market Service Class                           472,428      (9,315,552)      (8,843,124)
LVIP SSgA Bond Index Service Class                      6,475,447      (5,114,636)       1,360,811
LVIP SSgA Developed International 150 Service Class       708,350        (714,801)          (6,451)
LVIP SSgA Emerging Markets 100 Service Class              632,912        (741,331)        (108,419)
LVIP SSgA International Index Service Class             1,042,744        (940,020)         102,724
LVIP SSgA Large Cap 100 Service Class                   1,241,245      (1,429,459)        (188,214)
LVIP SSgA S&P 500 Index                                    18,893         (16,092)           2,801
LVIP SSgA S&P 500 Index Service Class                   2,061,017      (2,295,738)        (234,721)
LVIP SSgA Small-Cap Index Service Class                   256,721        (676,969)        (420,248)
LVIP SSgA Small-Mid Cap 200 Service Class                 480,030        (436,526)          43,504
LVIP T. Rowe Price Growth Stock Service Class                  --        (416,149)        (416,149)
LVIP T. Rowe Price Structured Mid-Cap Growth                1,911         (30,609)         (28,698)
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                               --        (345,914)        (345,914)
LVIP Templeton Growth Service Class                     1,111,198      (1,193,259)         (82,061)
LVIP Turner Mid-Cap Growth Service Class                       --        (208,980)        (208,980)
LVIP Wells Fargo Intrinsic Value Service Class            230,849        (398,043)        (167,194)
LVIP Wilshire 2010 Profile Service Class                  135,228        (128,831)           6,397
LVIP Wilshire 2020 Profile Service Class                  223,931        (216,522)           7,409
LVIP Wilshire 2030 Profile Service Class                  131,044        (139,564)          (8,520)
LVIP Wilshire 2040 Profile Service Class                   69,945         (96,422)         (26,477)
LVIP Wilshire Aggressive Profile Service Class          3,304,195      (1,058,558)       2,245,637
LVIP Wilshire Conservative Profile Service Class       10,700,509      (4,455,855)       6,244,654
LVIP Wilshire Moderate Profile Service Class           31,384,731     (13,142,019)      18,242,712
LVIP Wilshire Moderately Aggressive Profile Service
   Class                                               19,893,222      (7,789,233)      12,103,989
Lord Abbett All Value Class VC                              7,369         (17,042)          (9,673)
MFS VIT Core Equity Service Class                          39,626         (45,688)          (6,062)
MFS VIT Growth                                              9,635         (42,458)         (32,823)
MFS VIT Growth Service Class                                2,475        (125,682)        (123,207)
MFS VIT Total Return                                      625,444        (222,789)         402,655
MFS VIT Total Return Service Class                      8,876,612      (4,396,707)       4,479,905
MFS VIT Utilities                                         764,746        (199,883)         564,863
MFS VIT Utilities Service Class                         8,109,903      (2,623,502)       5,486,401
NB AMT Mid-Cap Growth                                          --        (801,311)        (801,311)
NB AMT Regency                                            874,397        (856,156)          18,241
Oppenheimer Global Securities Service Class                   628          (3,266)          (2,638)
PIMCO VIT Commodity Real Return Advisor Class             130,133         (15,803)         114,330
Putnam VT Global Health Care Class IB                          --         (56,745)         (56,745)
Putnam VT Growth & Income Class IB                         68,233         (35,394)          32,839
Van Kampen Capital Growth Class II                             --          (2,220)          (2,220)

See accompanying notes.

                                                                       DIVIDENDS                       NET CHANGE     NET INCREASE
                                                                          FROM          TOTAL        IN UNREALIZED     (DECREASE)
                                                       NET REALIZED   NET REALIZED   NET REALIZED   APPRECIATION OR   IN NET ASSETS
                                                        GAIN (LOSS)     GAIN ON      GAIN (LOSS)      DEPRECIATION      RESULTING
SUBACCOUNT                                            ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS   ON INVESTMENTS  FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Cohen & Steers Global Real Estate Service Class   $ (7,106,245)   $        --   $ (7,106,245)   $  23,391,391    $  15,539,512
LVIP Columbia Value Opportunities Service Class            (718,859)            --       (718,859)       2,099,606        1,315,958
LVIP Delaware Bond                                         (832,714)            --       (832,714)      30,349,094       35,186,034
LVIP Delaware Bond Service Class                         (1,289,412)            --     (1,289,412)      92,370,477      114,774,951
LVIP Delaware Foundation Aggressive Allocation           (2,570,482)            --     (2,570,482)       6,534,530        3,940,511
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                         (9,512,061)            --     (9,512,061)      19,941,915       10,217,676
LVIP Delaware Growth and Income Service Class            (1,960,101)            --     (1,960,101)       7,034,174        4,913,286
LVIP Delaware Social Awareness                             (547,825)       622,610         74,785        3,043,487        3,003,002
LVIP Delaware Social Awareness Service Class             (2,633,100)     2,291,093       (342,007)      11,710,205       10,823,907
LVIP Delaware Special Opportunities Service Class        (1,406,886)       281,663     (1,125,223)       3,548,707        2,334,350
LVIP Global Income Service Class                             39,014             --         39,014         (411,450)          88,748
LVIP Janus Capital Appreciation                            (104,803)            --       (104,803)         918,938          792,490
LVIP Janus Capital Appreciation Service Class            (1,863,893)            --     (1,863,893)      14,640,182       12,496,745
LVIP Marsico International Growth Service Class          (4,575,846)            --     (4,575,846)      14,869,287       10,005,378
LVIP MFS Value Service Class                             (2,119,820)            --     (2,119,820)      34,663,662       32,967,265
LVIP Mid-Cap Value Service Class                         (2,186,551)            --     (2,186,551)       8,796,044        6,373,759
LVIP Mondrian International Value                        (1,969,380)       186,443     (1,782,937)       5,679,896        4,280,850
LVIP Mondrian International Value Service Class          (9,208,306)       749,435     (8,458,871)      25,714,404       18,627,962
LVIP Money Market                                                19          1,372          1,391              (19)      (1,849,644)
LVIP Money Market Service Class                                  56          5,793          5,849              (56)      (8,837,331)
LVIP SSgA Bond Index Service Class                        1,234,213             --      1,234,213        5,335,798        7,930,822
LVIP SSgA Developed International 150 Service Class       1,559,055             --      1,559,055       14,222,782       15,775,386
LVIP SSgA Emerging Markets 100 Service Class              3,010,736             --      3,010,736       22,997,819       25,900,136
LVIP SSgA International Index Service Class                 700,235             --        700,235       15,665,756       16,468,715
LVIP SSgA Large Cap 100 Service Class                     1,605,588             --      1,605,588       30,252,682       31,670,056
LVIP SSgA S&P 500 Index                                     (37,533)            --        (37,533)         352,281          317,549
LVIP SSgA S&P 500 Index Service Class                      (982,341)            --       (982,341)      38,286,866       37,069,804
LVIP SSgA Small-Cap Index Service Class                  (1,492,760)        95,900     (1,396,860)      12,939,009       11,121,901
LVIP SSgA Small-Mid Cap 200 Service Class                 1,047,750             --      1,047,750       11,486,235       12,577,489
LVIP T. Rowe Price Growth Stock Service Class              (226,790)            --       (226,790)       9,675,370        9,032,431
LVIP T. Rowe Price Structured Mid-Cap Growth                (62,054)            --        (62,054)         775,169          684,417
LVIP T. Rowe Price Structured Mid-Cap Growth
   Service Class                                           (856,968)            --       (856,968)       9,124,566        7,921,684
LVIP Templeton Growth Service Class                      (8,903,370)        28,015     (8,875,355)      26,671,968       17,714,552
LVIP Turner Mid-Cap Growth Service Class                 (3,047,267)            --     (3,047,267)       8,179,104        4,922,857
LVIP Wells Fargo Intrinsic Value Service Class           (3,839,033)            --     (3,839,033)       9,101,520        5,095,293
LVIP Wilshire 2010 Profile Service Class                   (162,505)        88,454        (74,051)       1,777,667        1,710,013
LVIP Wilshire 2020 Profile Service Class                   (133,273)       191,939         58,666        2,988,056        3,054,131
LVIP Wilshire 2030 Profile Service Class                   (107,805)       100,562         (7,243)       2,374,688        2,358,925
LVIP Wilshire 2040 Profile Service Class                     92,964         67,396        160,360        1,449,241        1,583,124
LVIP Wilshire Aggressive Profile Service Class          (15,560,441)     2,726,505    (12,833,936)      26,058,571       15,470,272
LVIP Wilshire Conservative Profile Service Class         (3,269,051)     2,267,876     (1,001,175)      50,165,236       55,408,715
LVIP Wilshire Moderate Profile Service Class            (23,095,031)    14,216,520     (8,878,511)     165,966,375      175,330,576
LVIP Wilshire Moderately Aggressive Profile Service
   Class                                                (19,582,204)    12,129,302     (7,452,902)     104,274,617      108,925,704
Lord Abbett All Value Class VC                               27,150             --         27,150          579,828          597,305
MFS VIT Core Equity Service Class                           (87,678)            --        (87,678)         821,616          727,876
MFS VIT Growth                                             (470,321)            --       (470,321)       1,407,977          904,833
MFS VIT Growth Service Class                                 74,634             --         74,634        2,575,523        2,526,950
MFS VIT Total Return                                       (947,459)            --       (947,459)       2,793,314        2,248,510
MFS VIT Total Return Service Class                      (15,611,469)            --    (15,611,469)      50,078,845       38,947,281
MFS VIT Utilities                                        (1,399,900)            --     (1,399,900)       4,623,299        3,788,262
MFS VIT Utilities Service Class                         (21,112,550)            --    (21,112,550)      59,631,843       44,005,694
NB AMT Mid-Cap Growth                                    (1,771,566)            --     (1,771,566)      14,971,729       12,398,852
NB AMT Regency                                           (7,288,243)       737,609     (6,550,634)      25,874,309       19,341,916
Oppenheimer Global Securities Service Class                   5,405            696          6,101          122,874          126,337
PIMCO VIT Commodity Real Return Advisor Class                56,031        308,413        364,444          (89,993)         388,781
Putnam VT Global Health Care Class IB                      (497,631)       575,920         78,289          591,255          612,799
Putnam VT Growth & Income Class IB                         (763,445)            --       (763,445)       1,233,984          503,378
Van Kampen Capital Growth Class II                            5,581             --          5,581          109,838          113,199

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2008 AND 2009

                                                                 AIM V.I.
                                                   AIM V.I.      CAPITAL       AIM V.I.      AIM V.I.
                                                   CAPITAL     APPRECIATION      CORE      CORE EQUITY
                                                 APPRECIATION    CLASS II       EQUITY       CLASS II
                                                  SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 7,865,602   $ 4,499,119   $ 20,947,610  $ 6,677,207
Changes From Operations:
   - Net investment income (loss)                    (81,216)      (49,449)        79,009        9,660
   - Net realized gain (loss) on investments        (246,130)      (42,701)       148,817       39,102
   - Net change in unrealized appreciation or
     depreciation on investments                  (2,665,933)   (1,579,978)    (5,818,753)  (1,906,377)
                                                 -----------   -----------   ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (2,993,279)   (1,672,128)    (5,590,927)  (1,857,615)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               13,953        31,219         43,946       46,473
   - Contract withdrawals and transfers to
     annuity reserves                             (1,012,200)     (569,892)    (3,074,332)    (900,285)
   - Contract transfers                             (514,733)     (292,038)    (1,156,027)    (137,566)
                                                 -----------   -----------   ------------  -----------
                                                  (1,512,980)     (830,711)    (4,186,413)    (991,378)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --            --             --           --
   - Annuity Payments                                 (1,421)           --        (13,597)          --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               173            --             84           --
                                                 -----------   -----------   ------------  -----------
                                                      (1,248)           --        (13,513)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (1,514,228)     (830,711)    (4,199,926)    (991,378)
                                                 -----------   -----------   ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (4,507,507)   (2,502,839)    (9,790,853)  (2,848,993)
                                                 -----------   -----------   ------------  -----------
NET ASSETS AT DECEMBER 31, 2008                    3,358,095     1,996,280     11,156,757    3,828,214
Changes From Operations:
   - Net investment income (loss)                    (26,245)      (23,745)        35,658       (1,181)
   - Net realized gain (loss) on investments        (347,466)     (398,916)      (428,327)    (230,279)
   - Net change in unrealized appreciation or
     depreciation on investments                     911,570       730,232      2,948,617    1,049,713
                                                 -----------   -----------   ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   537,859       307,571      2,555,948      818,253
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               29,243        15,468         28,670       12,896
   - Contract withdrawals and transfers to
     annuity reserves                               (459,876)     (320,877)    (1,453,594)    (468,320)
   - Contract transfers                             (173,528)     (250,190)      (346,340)    (322,667)
                                                 -----------   -----------   ------------  -----------
                                                    (604,161)     (555,599)    (1,771,264)    (778,091)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --            --             --           --
   - Annuity Payments                                 (1,009)           --           (894)          --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               222            --            145           --
                                                 -----------   -----------   ------------  -----------
                                                        (787)           --           (749)          --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (604,948)     (555,599)    (1,772,013)    (778,091)
                                                 -----------   -----------   ------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (67,089)     (248,028)       783,935       40,162
                                                 -----------   -----------   ------------  -----------
NET ASSETS AT DECEMBER 31, 2009                  $ 3,291,006   $ 1,748,252   $ 11,940,692  $ 3,868,376
                                                 ===========   ===========   ============  ===========

See accompanying notes.

                                                                                  ABVPSF
                                                                  AIM V.I.        GLOBAL
                                                    AIM V.I.    INTERNATIONAL    THEMATIC        ABVPSF          ABVPSF
                                                 INTERNATIONAL     GROWTH         GROWTH       GROWTH AND    INTERNATIONAL
                                                     GROWTH       CLASS II       CLASS B     INCOME CLASS B  VALUE CLASS B
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $10,314,167    $ 8,469,878   $ 33,767,641  $ 238,553,594   $ 170,225,318
Changes From Operations:
   - Net investment income (loss)                     (69,644)       (66,514)      (433,902)       242,605      (1,142,556)
   - Net realized gain (loss) on investments        1,141,560        633,871     (2,180,070)    24,894,096      (8,550,239)
   - Net change in unrealized appreciation or
     depreciation on investments                   (4,517,485)    (3,468,544)   (13,660,503)  (120,361,865)    (87,990,600)
                                                  -----------    -----------   ------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (3,445,569)    (2,901,187)   (16,274,475)   (95,225,164)    (97,683,395)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                56,274         56,230      3,810,520     11,400,610      44,582,776
   - Contract withdrawals and transfers to
     annuity reserves                              (1,331,057)      (883,716)    (2,373,082)   (19,270,738)    (11,641,485)
   - Contract transfers                            (1,431,762)    (1,101,478)    (1,935,883)    (6,916,660)    (17,621,170)
                                                  -----------    -----------   ------------  -------------   -------------
                                                   (2,706,545)    (1,928,964)      (498,445)   (14,786,788)     15,320,121
   Annuity Reserves:
   - Transfer from accumulation units and
      between subaccounts                                  --             --         (5,724)            --          33,167
   - Annuity Payments                                  (3,323)            --         (3,453)       (44,387)         (9,340)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --            740              (1)
                                                  -----------    -----------   ------------  -------------   -------------
                                                       (3,323)            --         (9,177)       (43,647)         23,826
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (2,709,868)    (1,928,964)      (507,622)   (14,830,435)     15,343,947
                                                  -----------    -----------   ------------  -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (6,155,437)    (4,830,151)   (16,782,097   (110,055,599)    (82,339,448)
                                                  -----------    -----------   ------------  -------------   -------------
NET ASSETS AT DECEMBER 31, 2008                     4,158,730      3,639,727     16,985,544    128,497,995      87,885,870
Changes From Operations:
   - Net investment income (loss)                      (1,304)        (7,392)      (363,556)     2,506,589        (376,967)
   - Net realized gain (loss) on investments          130,076        (19,743)    (2,340,719)   (18,749,569)    (29,652,593)
   - Net change in unrealized appreciation or
     depreciation on investments                    1,044,893        982,201     11,677,408     38,358,578      59,818,107
                                                  -----------    -----------   ------------  -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  1,173,665        955,066      8,973,133     22,115,598      29,788,547
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 8,496          7,927      1,387,266      5,288,854      14,516,844
   - Contract withdrawals and transfers to
     annuity reserves                                (584,477)      (331,347)    (1,928,716)   (14,525,038)     (5,096,588)
   - Contract transfers                              (328,055)      (486,847)     2,065,760      3,883,718     (10,232,130)
                                                  -----------    -----------   ------------  -------------   -------------
                                                     (904,036)      (810,267)     1,524,310     (5,352,466)       (811,874)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --              --
   - Annuity Payments                                      --             --         (1,635)       (16,172)         (3,528)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --            905              (2)
                                                  -----------    -----------   ------------  -------------   -------------
                                                           --             --         (1,635)       (15,267)         (3,530)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (904,036)      (810,267)     1,522,675     (5,367,733)       (815,404)
                                                  -----------    -----------   ------------  -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               269,629        144,799     10,495,808     16,747,865      28,973,143
                                                  -----------    -----------   ------------  -------------   -------------
NET ASSETS AT DECEMBER 31, 2009                   $ 4,428,359    $ 3,784,526   $ 27,481,352  $ 145,245,860   $ 116,859,013
                                                  ===========    ===========   ============  =============   =============

                                                                               AMERICAN
                                                    ABVPSF                      CENTURY
                                                  LARGE CAP        ABVPSF     VP INFLATION     AMERICAN
                                                    GROWTH     SMALL/MID CAP   PROTECTION    FUNDS GLOBAL
                                                   CLASS B     VALUE CLASS B    CLASS 2     GROWTH CLASS 2
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 29,322,568  $110,145,206   $144,760,051  $ 278,606,031
Changes From Operations:
   - Net investment income (loss)                    (335,810)   (1,316,631)     6,428,637        823,517
   - Net realized gain (loss) on investments         (146,236)    5,214,559     (2,423,200)    16,394,571
   - Net change in unrealized appreciation or
     depreciation on investments                  (10,242,171)  (49,408,096)   (15,677,986)  (150,139,999)
                                                 ------------  ------------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (10,724,217)  (45,510,168)   (11,672,549)  (132,921,911)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               116,828    17,365,957     47,809,103     62,377,232
   - Contract withdrawals and transfers to
     annuity reserves                              (3,087,329)   (7,207,894)   (18,576,463)   (16,005,100)
   - Contract transfers                            (2,087,290)   10,106,220     74,797,534     24,925,119
                                                 ------------  ------------   ------------  -------------
                                                   (5,057,791)   20,264,283    104,030,174     71,297,251
   Annuity Reserves:
   - Transfer from accumulation units and
      between subaccounts                                  --            --          4,520             --
   - Annuity Payments                                  (4,437)       (4,654)       (36,835)       (13,811)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  1             1            349             23
                                                 ------------  ------------   ------------  -------------
                                                       (4,436)       (4,653)       (31,966)       (13,788)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (5,062,227)   20,259,630    103,998,208     71,283,463
                                                 ------------  ------------   ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (15,786,444)  (25,250,538)    92,325,659    (61,638,448)
                                                 ------------  ------------   ------------  -------------
NET ASSETS AT DECEMBER 31, 2008                    13,536,124    84,894,668    237,085,710    216,967,583
Changes From Operations:
   - Net investment income (loss)                    (214,742)     (666,807)       575,017       (522,397)
   - Net realized gain (loss) on investments         (814,949)  (10,957,685)      (418,404)   (19,908,816)
   - Net change in unrealized appreciation or
     depreciation on investments                    5,106,294    43,790,839     23,919,453    104,412,906
                                                 ------------  ------------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  4,076,603    32,166,347     24,076,066     83,981,693
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                56,908     7,751,449     52,964,585     24,619,295
   - Contract withdrawals and transfers to
     annuity reserves                              (1,826,206)   (5,841,308)   (23,698,718)   (14,847,803)
   - Contract transfers                            (1,092,728)  (14,806,627)    96,955,961    (31,086,107)
                                                 ------------  ------------   ------------  -------------
                                                   (2,862,026)  (12,896,486)   126,221,828    (21,314,615)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --            --          9,401         (2,411)
   - Annuity Payments                                  (3,561)       (3,690)       (33,097)        (9,231)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --            --            416              9
                                                 ------------  ------------   ------------  -------------
                                                       (3,561)       (3,690)       (23,280)       (11,633)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (2,865,587)  (12,900,176)   126,198,548    (21,326,248)
                                                 ------------  ------------   ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             1,211,016    19,266,171    150,274,614     62,655,445
                                                 ------------  ------------   ------------  -------------
NET ASSETS AT DECEMBER 31, 2009                  $ 14,747,140  $104,160,839   $387,360,324  $ 279,623,028
                                                 ============  ============   ============  =============

                                                    AMERICAN
                                                      FUNDS                                         AMERICAN
                                                  GLOBAL SMALL                    AMERICAN FUNDS      FUNDS
                                                 CAPITALIZATION  AMERICAN FUNDS    GROWTH-INCOME  INTERNATIONAL
                                                    CLASS 2       GROWTH CLASS 2      CLASS 2        CLASS 2
                                                   SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 359,008,332   $ 1,772,430,459  $1,837,362,865  $ 904,894,574
Changes From Operations:
   - Net investment income (loss)                   (4,578,073)      (12,410,662)      2,230,742      2,720,759
   - Net realized gain (loss) on investments        31,726,046       162,165,377      89,285,043     98,076,608
   - Net change in unrealized appreciation or
     depreciation on investments                  (226,522,034)   (1,000,789,987)   (837,753,220)  (525,863,754)
                                                 -------------   ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (199,374,061)     (851,035,272)   (746,237,435)  (425,066,387)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             46,188,095       250,974,670     236,469,226    127,646,718
   - Contract withdrawals and transfers to
     annuity reserves                              (22,113,053)     (131,014,123)   (143,044,830)   (66,393,740)
   - Contract transfers                             (9,286,575)       55,232,587      29,633,866     27,025,504
                                                 -------------   ---------------  --------------  -------------
                                                    14,788,467       175,193,134     123,058,262     88,278,482
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --            44,151         118,290             --
   - Annuity Payments                                  (14,527)         (188,602)       (336,138)      (147,078)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 821               926         (10,160)        (9,151)
                                                 -------------   ---------------  --------------  -------------
                                                       (13,706)         (143,525)       (228,008)      (156,229)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           14,774,761       175,049,609     122,830,254     88,122,253
                                                 -------------   ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (184,599,300)     (675,985,663)   (623,407,181)  (336,944,134)
                                                 -------------   ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2008                    174,409,032     1,096,444,796   1,213,955,684    567,950,440
Changes From Operations:
   - Net investment income (loss)                   (2,916,394)      (13,150,516)      1,165,213       (951,263)
   - Net realized gain (loss) on investments       (28,020,563)      (60,845,946)    (60,790,318)   (40,711,795)
   - Net change in unrealized appreciation or
     depreciation on investments                   138,033,579       509,708,432     439,961,592    255,132,005
                                                 -------------   ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 107,096,622       435,711,970     380,336,487    213,468,947
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             31,392,739       113,426,584     110,922,199     49,525,302
   - Contract withdrawals and transfers to
     annuity reserves                              (14,943,508)      (96,862,332)   (106,353,810)   (44,987,404)
   - Contract transfers                             (9,792,101)      164,731,278     167,826,007    (95,476,206)
                                                 -------------   ---------------  --------------  -------------
                                                     6,657,130       181,295,530     172,394,396    (90,938,308)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --            (2,654)        (15,719)            --
   - Annuity Payments                                   (9,469)          (62,186)       (194,267)       (37,361)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               1,509              (881)          4,384          2,640
                                                 -------------   ---------------  --------------  -------------
                                                        (7,960)          (65,721)       (205,602)       (34,721)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            6,649,170       181,229,809     172,188,794    (90,973,029)
                                                 -------------   ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            113,745,792       616,941,779     552,525,281    122,495,918
                                                 -------------   ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2009                  $ 288,154,824   $ 1,713,386,575  $1,766,480,965  $ 690,446,358
                                                 =============   ===============  ==============  =============

See accompanying notes.

                                                                    DELAWARE
                                                    BLACKROCK         VIP         DELAWARE                     DELAWARE
                                                     GLOBAL       DIVERSIFIED   VIP EMERGING     DELAWARE        VIP
                                                 ALLOCATION V.I.     INCOME        MARKETS          VIP       HIGH YIELD
                                                    CLASS III    SERVICE CLASS  SERVICE CLASS   HIGH YIELD  SERVICE CLASS
                                                   SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $         --   $302,157,201   $ 256,714,563  $15,879,806  $202,639,176
Changes From Operations:
   - Net investment income (loss)                           --      7,069,727        (932,483)     676,267    11,819,432
   - Net realized gain (loss) on investments                --      2,353,541      26,610,679     (420,474)   (6,046,860)
   - Net change in unrealized appreciation or
     depreciation on investments                            --    (38,437,202)   (177,059,146)  (2,533,472)  (58,596,553)
                                                  ------------   ------------   -------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          --    (29,013,934)   (151,380,950)  (2,277,679)  (52,823,981)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                     --     81,154,178      51,638,779       31,834    30,757,113
   - Contract withdrawals and transfers to
     annuity reserves                                       --    (38,020,869)    (14,613,168)  (2,277,144)  (17,927,497)
   - Contract transfers                                     --     66,996,207      (1,322,627)  (3,322,460)    3,915,373
                                                  ------------   ------------   -------------  -----------  ------------
                                                            --    110,129,516      35,702,984   (5,567,770)   16,744,989
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --             --           2,475       (5,332)           --
   - Annuity Payments                                       --        (29,418)         (1,181)       5,116       (60,963)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --            291              --           16           363
                                                  ------------   ------------   -------------  -----------  ------------
                                                            --        (29,127)          1,294         (200)      (60,600)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                                   --    110,100,389      35,704,278   (5,567,970)   16,684,389
                                                  ------------   ------------   -------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     --     81,086,455    (115,676,672)  (7,845,649)  (36,139,592)
                                                  ------------   ------------   -------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2008                             --    383,243,656     141,037,891    8,034,157   166,499,584
Changes From Operations:
   - Net investment income (loss)                    1,393,171     17,797,295      (1,314,684)     740,545    12,476,775
   - Net realized gain (loss) on investments           428,921      1,569,629     (18,525,970)      61,432    (8,121,159)
   - Net change in unrealized appreciation or
     depreciation on investments                     6,219,997     92,958,293     119,959,749    3,045,045    81,123,245
                                                  ------------   ------------   -------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   8,042,089    112,325,217     100,119,095    3,847,022    85,478,861
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             76,518,727     90,253,864      13,639,060       37,906    20,173,812
   - Contract withdrawals and transfers to
     annuity reserves                               (3,242,976)   (38,468,101)    (10,982,758)  (1,249,707)  (19,181,407)
   - Contract transfers                            122,377,738    167,889,167     (20,680,585)  (2,809,227)   12,941,276
                                                  ------------   ------------   -------------  -----------  ------------
                                                   195,653,489    219,674,930     (18,024,283)  (4,021,028)   13,933,681
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --          7,422              --           --            --
   - Annuity Payments                                       --        (29,458)         (1,210)        (229)      (27,562)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --            472             596           24           472
                                                  ------------   ------------   -------------  -----------  ------------
                                                            --        (21,564)           (614)        (205)      (27,090)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          195,653,489    219,653,366     (18,024,897)  (4,021,233)   13,906,591
                                                  ------------   ------------   -------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            203,695,578    331,978,583      82,094,198     (174,211)   99,385,452
                                                  ------------   ------------   -------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2009                   $203,695,578   $715,222,239   $ 223,132,089  $ 7,859,946  $265,885,036
                                                  ============   ============   =============  ===========  ============

                                                                DELAWARE VIP
                                                    DELAWARE    LIMITED-TERM
                                                      VIP        DIVERSIFIED                   DELAWARE
                                                 INTERNATIONAL     INCOME        DELAWARE      VIP REIT
                                                  VALUE EQUITY  SERVICE CLASS    VIP REIT   SERVICE CLASS
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 1,714,184   $ 18,209,455   $13,641,050  $190,815,163
Changes From Operations:
   - Net investment income (loss)                      15,629        991,848       118,762       752,376
   - Net realized gain (loss) on investments         (290,105)      (283,418)    2,499,672    35,438,237
   - Net change in unrealized appreciation or
     depreciation on investments                     (199,913)    (1,960,606)   (6,352,515)  (94,873,617)
                                                  -----------   ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (474,389)    (1,252,176)   (3,734,081)  (58,683,004)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 1,487     20,406,664        37,193     2,167,965
   - Contract withdrawals and transfers to
     annuity reserves                                (644,974)    (6,198,544)   (2,401,131)  (14,103,275)
   - Contract transfers                              (164,790)    50,388,681    (1,644,334)  (22,576,507)
                                                  -----------   ------------   -----------  ------------
                                                     (808,277)    64,596,801    (4,008,272)  (34,511,817)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                               (7,301)           665        (6,281)       42,805
   - Annuity Payments                                    (882)      (165,947)      (10,753)      (56,902)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             58           152           889
                                                  -----------   ------------   -----------  ------------
                                                       (8,183)      (165,224)      (16,882)      (13,208)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (816,460)    64,431,577    (4,025,154)  (34,525,025)
                                                  -----------   ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,290,849     63,179,401    (7,759,235)  (93,208,029)
                                                  -----------   ------------   -----------  ------------
NET ASSETS AT DECEMBER 31, 2008                       423,335     81,388,856     5,881,815    97,607,134
Changes From Operations:
   - Net investment income (loss)                       8,219      3,806,577       161,265     2,398,009
   - Net realized gain (loss) on investments         (113,617)     1,860,631    (2,234,071)  (42,530,953)
   - Net change in unrealized appreciation or
     depreciation on investments                      219,237     12,775,031     2,828,918    55,056,090
                                                  -----------   ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    113,839     18,442,239       756,112    14,923,146
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                   111     57,658,293        42,467     1,646,253
   - Contract withdrawals and transfers to
     annuity reserves                                 (87,549)   (18,453,533)   (1,117,806)   (8,064,327)
   - Contract transfers                               (75,895)   223,183,214      (558,162)  (16,400,874)
                                                  -----------   ------------   -----------  ------------
                                                     (163,333)   262,387,974    (1,633,501)  (22,818,948)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --         43,923        (5,150)           --
   - Annuity Payments                                      --       (162,724)       (5,806)      (25,844)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --           (131)          155         1,275
                                                  -----------   ------------   -----------  ------------
                                                           --       (118,932)      (10,801)      (24,569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (163,333)   262,269,042    (1,644,302)  (22,843,517)
                                                  -----------   ------------   -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (49,494)   280,711,281      (888,190)   (7,920,371)
                                                  -----------   ------------   -----------  ------------
NET ASSETS AT DECEMBER 31, 2009                   $   373,841   $362,100,137   $ 4,993,625  $  89,686,763
                                                  ===========   ============   ===========  =============

                                                   DELAWARE
                                                     VIP        DELAWARE VIP                    DELAWARE
                                                  SMALL CAP    SMALL CAP VALUE    DELAWARE      VIP TREND
                                                    VALUE       SERVICE CLASS     VIP TREND   SERVICE CLASS
                                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 20,420,995   $ 327,861,445   $ 19,092,097  $115,826,354
Changes From Operations:
   - Net investment income (loss)                     (87,952)     (3,593,147)      (181,938)   (1,395,683)
   - Net realized gain (loss) on investments        1,619,251      11,715,472      2,167,735    16,071,600
   - Net change in unrealized appreciation or
     depreciation on investments                   (6,406,374)   (111,254,918)    (9,517,850)  (65,019,379)
                                                 ------------   -------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (4,875,075)   (103,132,593)    (7,532,053)  (50,343,462)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                95,483      40,115,374         39,176     4,000,666
   - Contract withdrawals and transfers to
     annuity reserves                              (3,043,014)    (22,797,277)    (3,049,497)   (9,008,451)
   - Contract transfers                            (2,945,601)    (11,739,844)    (1,520,085)   (8,403,027)
                                                 ------------   -------------   ------------  ------------
                                                   (5,893,132)      5,578,253     (4,530,406)  (13,410,812)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --          45,988          7,568            --
   - Annuity Payments                                    (931)        (85,374)       (19,172)      (68,252)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 28              54         (7,371)           12
                                                 ------------   -------------   ------------  ------------
                                                         (903)        (39,332)       (18,975)      (68,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (5,894,035)      5,538,921     (4,549,381)  (13,479,052)
                                                 ------------   -------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (10,769,110)    (97,593,672)   (12,081,434)  (63,822,514)
                                                 ------------   -------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2008                     9,651,885     230,267,773      7,010,663    52,003,840
Changes From Operations:
   - Net investment income (loss)                     (31,109)     (2,197,008)      (104,245)     (928,602)
   - Net realized gain (loss) on investments         (754,492)    (29,150,675)      (995,807)   (7,340,381)
   - Net change in unrealized appreciation or
     depreciation on investments                    2,830,454      90,706,523      4,243,750    32,589,215
                                                 ------------   -------------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  2,044,853      59,358,840      3,143,698    24,320,232
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                83,175      15,053,198         28,825     1,704,940
   - Contract withdrawals and transfers to
     annuity reserves                              (1,844,944)    (16,065,928)    (1,134,769)   (5,167,357)
   - Contract transfers                            (1,049,085)    (41,513,418)      (639,866)   (6,395,750)
                                                 ------------   -------------   ------------  ------------
                                                   (2,810,854)    (42,526,148)    (1,745,810)   (9,858,167)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --              --             --            --
   - Annuity Payments                                    (731)        (11,856)        (4,578)       (2,464)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 35              59          1,177            (3)
                                                 ------------   -------------   ------------  ------------
                                                         (696)        (11,797)        (3,401)       (2,467)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (2,811,550)    (42,537,945)    (1,749,211)   (9,860,634)
                                                 ------------   -------------   ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (766,697)     16,820,895      1,394,487    14,459,598
                                                 ------------   -------------   ------------  ------------
NET ASSETS AT DECEMBER 31, 2009                  $  8,885,188   $ 247,088,668   $  8,405,150  $ 66,463,438
                                                 ============   =============   ============  ============

See accompanying notes.

                                                   DELAWARE                                     DWS VIP
                                                   VIP U.S.                    DELAWARE        ALTERNATIVE       DWS VIP
                                                    GROWTH        DELAWARE     VIP VALUE    ASSET ALLOCATION   EQUITY 500
                                                 SERVICE CLASS   VIP VALUE   SERVICE CLASS    PLUS CLASS B    INDEX CLASS A
                                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 38,693,665   $14,923,996  $158,874,478      $       --     $ 51,876,026
Changes From Operations:
   - Net investment income (loss)                    (470,758)      180,449     1,090,834              --          384,777
   - Net realized gain (loss) on investments
   - Net change in unrealized appreciation or       1,139,514       693,435     3,188,725              --          748,271
     depreciation on investments                  (16,613,721)   (5,148,508)  (56,261,001)             --      (18,011,470)
                                                 ------------   -----------  ------------      ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (15,944,965)   (4,274,624)  (51,981,442)             --      (16,878,422)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             2,541,952       194,595    12,357,240              --          207,161
   - Contract withdrawals and transfers to
     annuity reserves                              (3,439,512)   (2,413,520)   (8,768,904)             --       (6,115,379)
   - Contract transfers                              (613,624)   (2,066,828)  (17,843,147)             --       (4,803,305)
                                                 ------------   -----------  ------------      ----------     ------------
                                                   (1,511,184)   (4,285,753)  (14,254,811)             --      (10,711,523)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --            --            --              --           (6,127)
   - Annuity Payments                                  (8,703)      (12,534)       (5,701)             --          (78,718)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                527         1,067           219              --          (31,151)
                                                 ------------   -----------  ------------      ----------     ------------
                                                       (8,176)      (11,467)       (5,482)             --         (115,996)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (1,519,360)   (4,297,220)  (14,260,293)             --      (10,827,519)
                                                 ------------   -----------  ------------      ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (17,464,325)   (8,571,844)  (66,241,735)             --      (27,705,941)
                                                 ------------   -----------  ------------      ----------     ------------
NET ASSETS AT DECEMBER 31, 2008                    21,229,340     6,352,152    92,632,743              --       24,170,085
Changes From Operations:
   - Net investment income (loss)                    (507,952)      105,224     1,088,904         (27,293)         316,657
   - Net realized gain (loss) on investments         (819,808)     (503,414)   (9,904,400)        176,371       (1,210,139)
   - Net change in unrealized appreciation or
     depreciation on investments                   14,427,801     1,243,917    24,497,054         136,879        6,098,509
                                                 ------------   -----------  ------------      ----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 13,100,041       845,727    15,681,558         285,957        5,205,027
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             9,272,208        33,626     5,794,340       1,116,477          179,710
   - Contract withdrawals and transfers to
     annuity reserves                              (2,807,657)     (871,437)   (6,612,626)       (106,750)      (3,269,453)
   - Contract transfers                            21,536,358      (291,800)    9,556,703       1,983,110         (782,202)
                                                 ------------   -----------  ------------      ----------     ------------
                                                   28,000,909    (1,129,611)    8,738,417       2,992,837       (3,871,945)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --            --            --              --           (6,586)
   - Annuity Payments                                  (4,395)       (4,091)       (1,639)             --          (18,417)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                699         1,417           285              --            4,328
                                                 ------------   -----------  ------------      ----------     ------------
                                                       (3,696)       (2,674)       (1,354)             --          (20,675)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          27,997,213    (1,132,285)    8,737,063       2,992,837       (3,892,620)
                                                 ------------   -----------  ------------      ----------     ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            41,097,254      (286,558)   24,418,621       3,278,794        1,312,407
                                                 ------------   -----------  ------------      ----------     ------------
NET ASSETS AT DECEMBER 31, 2009                  $ 62,326,594   $ 6,065,594  $117,051,364      $3,278,794     $ 25,482,492
                                                 ============   ===========  ============      ==========     ============

                                                    DWS VIP        DWS VIP        DWS VIP      FIDELITY VIP
                                                  EQUITY 500      SMALL CAP      SMALL CAP      CONTRAFUND
                                                 INDEX CLASS B  INDEX CLASS A  INDEX CLASS B  SERVICE CLASS 2
                                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 47,252,950    $13,405,275   $ 37,470,213    $ 724,082,879
Changes From Operations:
   - Net investment income (loss)                     175,089          7,303        (79,649)      (5,144,151)
   - Net realized gain (loss) on investments
   - Net change in unrealized appreciation or        (185,820)       699,567        647,163       (6,743,443)
     depreciation on investments                  (16,953,948)    (4,861,128)   (11,683,124)    (343,104,284)
                                                 ------------    -----------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (16,964,679)    (4,154,258)   (11,115,610)    (354,991,878)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               718,589        186,745        325,704      119,949,196
   - Contract withdrawals and transfers to
     annuity reserves                              (3,061,148)    (1,140,619)    (2,047,675)     (49,335,087)
   - Contract transfers                             1,448,319     (1,485,026)    (6,236,697)      60,579,499
                                                 ------------    -----------   ------------    -------------
                                                     (894,240)    (2,438,900)    (7,958,668)     131,193,608
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --         (2,603)        43,653               --
   - Annuity Payments                                  (2,315)        (5,422)        (9,429)          (2,682)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 16              1             (1)             134
                                                 ------------    -----------   ------------    -------------
                                                       (2,299)        (8,024)        34,223           (2,548)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            (896,539)    (2,446,924)    (7,924,445)     131,191,060
                                                 ------------    -----------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (17,861,218)    (6,601,182)   (19,040,055)    (223,800,818)
                                                 ------------    -----------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2008                    29,391,732      6,804,093     18,430,158      500,282,061
Changes From Operations:
   - Net investment income (loss)                     256,178         16,031         11,485       (2,227,513)
   - Net realized gain (loss) on investments       (2,125,167)      (206,436)    (3,140,946)     (49,990,562)
   - Net change in unrealized appreciation or
     depreciation on investments                    8,320,923      1,687,542      6,613,841      234,108,624
                                                 ------------    -----------   ------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  6,451,934      1,497,137      3,484,380      181,890,549
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               312,102         34,298        326,567       44,751,510
   - Contract withdrawals and transfers to
     annuity reserves                              (2,447,593)      (756,803)    (1,136,876)     (38,728,083)
   - Contract transfers                               242,478       (359,324)    (4,343,558)     105,915,772
                                                 ------------    -----------   ------------    -------------
                                                   (1,893,013)    (1,081,829)    (5,153,867)     111,939,199
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                8,775         (6,128)            --               --
   - Annuity Payments                                  (2,213)        (1,113)        (5,552)          (2,006)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                             (1,395)            --             (3)             176
                                                 ------------    -----------   ------------    -------------
                                                        5,167         (7,241)        (5,555)          (1,830)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (1,887,846)    (1,089,070)    (5,159,422)     111,937,369
                                                 ------------    -----------   ------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             4,564,088        408,067     (1,675,042)     293,827,918
                                                 ------------    -----------   ------------    -------------
NET ASSETS AT DECEMBER 31, 2009                  $ 33,955,820    $ 7,212,160   $ 16,755,116    $ 794,109,979
                                                 ============    ===========   ============    =============

                                                                  FIDELITY VIP                   FIDELITY VIP
                                                 FIDELITY VIP    EQUITY INCOME   FIDELITY VIP      GROWTH
                                                 EQUITY-INCOME  SERVICE CLASS 2     GROWTH     SERVICE CLASS 2
                                                  SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 19,795,659    $104,868,409    $13,793,116    $ 78,588,080
Changes From Operations:
   - Net investment income (loss)                      87,914         376,804        (68,465)       (761,581)
   - Net realized gain (loss) on investments       (1,403,906)     (4,161,905)      (701,321)     (1,207,775)
   - Net change in unrealized appreciation or
     depreciation on investments                   (5,913,856)    (36,883,533)    (4,871,180)    (40,457,396)
                                                 ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (7,229,848)    (40,668,634)    (5,640,966)    (42,426,752)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               106,190         637,565         46,588      16,948,404
   - Contract withdrawals and transfers to
     annuity reserves                              (3,228,760)     (8,449,172)    (1,731,945)     (4,410,836)
   - Contract transfers                            (1,815,022)     (8,881,407)    (1,138,630)     (1,751,118)
                                                 ------------    ------------    -----------    ------------
                                                   (4,937,592)    (16,693,014)    (2,823,987)     10,786,450
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                              (10,256)             --             --              --
   - Annuity Payments                                   6,603         (39,203)       (24,723)        (50,331)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                806              55        (15,354)            167
                                                 ------------    ------------    -----------    ------------
                                                       (2,847)        (39,148)       (40,077)        (50,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (4,940,439)    (16,732,162)    (2,864,064)     10,736,286
                                                 ------------    ------------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (12,170,287     (57,400,796)    (8,505,030)    (31,690,466)
                                                 ------------    ------------    -----------    ------------
NET ASSETS AT DECEMBER 31, 2008                     7,625,372      47,467,613      5,288,086      46,897,614
Changes From Operations:
   - Net investment income (loss)                      53,780         169,740        (49,733)       (732,610)
   - Net realized gain (loss) on investments       (1,373,212)     (7,911,280)      (877,759)     (7,886,178)
   - Net change in unrealized appreciation or
     depreciation on investments                    3,013,896      19,054,040      2,132,665      20,104,642
                                                 ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  1,694,464      11,312,500      1,205,173      11,485,854
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                85,346         293,640         32,784       3,333,350
   - Contract withdrawals and transfers to
     annuity reserves                              (1,166,079)     (5,943,404)      (677,271)     (4,385,751)
   - Contract transfers                              (659,416)     (3,783,617)      (294,378)        (58,481)
                                                 ------------    ------------    -----------    ------------
                                                   (1,740,149)     (9,433,381)      (938,865)     (1,110,882)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --              --             --              --
   - Annuity Payments                                  (2,345)        (17,883)        (8,057)           (988)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                              1,198              48          2,984             223
                                                 ------------    ------------    -----------    ------------
                                                       (1,147)        (17,835)        (5,073)           (765)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (1,741,296)     (9,451,216)      (943,938)     (1,111,647)
                                                 ------------    ------------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (46,832)      1,861,284        261,235      10,374,207
                                                 ------------    ------------    -----------    ------------
NET ASSETS AT DECEMBER 31, 2009                  $  7,578,540    $ 49,328,897    $ 5,549,321    $ 57,271,821
                                                 ============    ============    ===========    ============

See accompanying notes.

                                                                                                                   FTVIPT
                                                                                                     FTVIPT       FRANKLIN
                                                                                                    FRANKLIN    SMALL-MID CAP
                                                   FIDELITY VIP                   FIDELITY VIP       INCOME        GROWTH
                                                     MID CAP      FIDELITY VIP      OVERSEAS       SECURITIES    SECURITIES
                                                 SERVICE CLASS 2    OVERSEAS    SERVICE CLASS 2      CLASS 2       CLASS 2
                                                    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 266,663,938   $ 6,583,118    $131,134,843    $ 350,024,275  $ 99,601,237
Changes From Operations:
   - Net investment income (loss)                    (3,805,212)       40,631         815,454       14,630,748    (1,391,995)
   - Net realized gain (loss) on investments         26,651,233       635,196      11,196,025       (4,086,054)    7,841,751
   - Net change in unrealized appreciation or
     depreciation on investments                   (155,350,024)   (3,216,855)    (71,028,940)    (157,550,496)  (51,680,767)
                                                  -------------   -----------    ------------    -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (132,504,003)   (2,541,028)    (59,017,461)    (147,005,802)  (45,231,011)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              67,703,028         9,673      10,551,736      119,211,256    11,626,849
   - Contract withdrawals and transfers to
     annuity reserves                               (14,504,027)     (990,361)     (8,558,863)     (24,675,355)   (7,301,307)
   - Contract transfers                              24,676,508      (302,246)     (2,083,955)      61,419,408     2,320,024
                                                  -------------   -----------    ------------    -------------  ------------
                                                     77,875,509    (1,282,934)        (91,082)     155,955,309     6,645,566
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 43,983            --              --            2,366            --
   - Annuity Payments                                   (12,392)      (37,852)        (10,436)          (3,270)       (8,637)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                    9       (27,948)            355                2            77
                                                  -------------   -----------    ------------    -------------  ------------
                                                         31,600       (65,800)        (10,081)            (902)       (8,560)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            77,907,109    (1,348,734)       (101,163)     155,954,407     6,637,006
                                                  -------------   -----------    ------------    -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (54,596,894)   (3,889,762)    (59,118,624)       8,948,605   (38,594,005)
                                                  -------------   -----------    ------------    -------------  ------------
NET ASSETS AT DECEMBER 31, 2008                     212,067,044     2,693,356      72,016,219      358,972,880    61,007,232
Changes From Operations:
   - Net investment income (loss)                    (2,881,732)       13,925         148,229       28,803,264    (1,149,634)
   - Net realized gain (loss) on investments        (32,440,291)     (292,170)    (10,163,498)     (43,744,290)   (8,357,794)
   - Net change in unrealized appreciation or
     depreciation on investments                    110,069,931       830,708      25,510,269      130,249,598    34,216,312
                                                  -------------   -----------    ------------    -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   74,747,908       552,463      15,495,000      115,308,572    24,708,884
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              32,541,150           748       5,242,964       38,248,645     8,268,277
   - Contract withdrawals and transfers to
     annuity reserves                               (12,865,280)     (594,382)     (6,518,343)     (24,664,382)   (4,953,779)
   - Contract transfers                             (46,571,348)      (83,153)    (10,092,379)     (68,095,409)   (4,983,237)
                                                  -------------   -----------    ------------    -------------  ------------
                                                    (26,895,478)     (676,787)    (11,367,758)     (54,511,146)   (1,668,739)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 (7,850)           --              --               --            --
   - Annuity Payments                                    (6,485)      (10,965)         (7,354)          (2,027)       (1,859)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                    8         3,919             454               (2)          142
                                                  -------------   -----------    ------------    -------------  ------------
                                                        (14,327)       (7,046)         (6,900)          (2,029)       (1,717)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (26,909,805)     (683,833)    (11,374,658)     (54,513,175)   (1,670,456)
                                                  -------------   -----------    ------------    -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              47,838,103      (131,370)      4,120,342       60,795,397    23,038,428
                                                  -------------   -----------    ------------    -------------  ------------
NET ASSETS AT DECEMBER 31, 2009                   $ 259,905,147   $ 2,561,986    $ 76,136,561    $ 419,768,277  $ 84,045,660
                                                  =============   ===========    ============    =============  ============


                                                                    FTVIPT      FTVIPT         GOLDMAN
                                                    FTVIPT        TEMPLETON    TEMPLETON      SACHS VIT
                                                 MUTUAL SHARES   GLOBAL BOND    GROWTH         GROWTH &
                                                  SECURITIES      SECURITIES  SECURITIES        INCOME
                                                    CLASS 2        CLASS 2      CLASS 2     SERVICE CLASS
                                                  SUBACCOUNT      SUBACCOUNT  SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 223,014,246  $173,292,272  $184,159,759   $        --
Changes From Operations:
   - Net investment income (loss)                    4,085,801     6,007,846       159,074           904
   - Net realized gain (loss) on investments         3,126,656       569,166     3,861,722             5
   - Net change in unrealized appreciation or
     depreciation on investments                  (121,281,552)    3,363,424   (74,896,610)          230
                                                 -------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (114,069,095)    9,940,436   (70,875,814)        1,139
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             70,340,192   126,043,775     1,371,585        37,890
   - Contract withdrawals and transfers to
     annuity reserves                              (13,853,286)  (23,279,659)  (10,925,642)           --
   - Contract transfers                             63,846,794   112,540,900   (20,059,003)           --
                                                 -------------  ------------  ------------   -----------
                                                   120,333,700   215,305,016   (29,613,060)       37,890
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --        10,013            --            --
   - Annuity Payments                                   (1,112)          (73)       (9,542)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                   1            --           183            --
                                                 -------------  ------------  ------------   -----------
                                                        (1,111)        9,940        (9,359)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          120,332,589   215,314,956   (29,622,419)       37,890
                                                 -------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              6,263,494   225,255,392   100,498,233)       39,029
                                                 -------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2008                    229,277,740   398,547,664    83,661,526        39,029
Changes From Operations:
   - Net investment income (loss)                    1,304,867    62,025,755     1,307,539       261,336
   - Net realized gain (loss) on investments       (32,354,089)    2,655,286   (19,285,247)        4,778
   - Net change in unrealized appreciation or
     depreciation on investments                    95,123,899    15,444,754    36,251,208     1,151,487
                                                 -------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  64,074,677    80,125,795    18,273,500     1,417,601
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             47,059,049    51,993,018       417,994     7,792,642
   - Contract withdrawals and transfers to
     annuity reserves                              (13,614,826)  (33,396,122)   (6,994,975)     (130,976)
   - Contract transfers                              5,260,817   137,515,990   (23,674,449)   12,315,612
                                                 -------------  ------------  ------------   -----------
                                                    38,705,040   156,112,886   (30,251,430)   19,977,278
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --            --            --            --
   - Annuity Payments                                     (847)         (934)       (7,069)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  (1)          384           232            --
                                                 -------------  ------------  ------------   -----------
                                                          (848)         (550)       (6,837)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           38,704,192   156,112,336   (30,258,267)   19,977,278
                                                 -------------  ------------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            102,778,869   236,238,131   (11,984,767)   21,394,879
                                                 -------------  ------------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2009                  $ 332,056,609  $634,785,795  $ 71,676,759   $21,433,908
                                                 =============  ============  ============   ===========

                                                      JANUS           JANUS           JANUS        LVIP BARON
                                                  ASPEN SERIES    ASPEN SERIES    ASPEN SERIES       GROWTH
                                                    BALANCED       ENTERPRISE       WORLDWIDE    OPPORTUNITIES
                                                 SERVICE SHARES  SERVICE SHARES  SERVICE SHARES  SERVICE CLASS
                                                   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 35,522,643    $ 17,592,253    $ 4,317,816    $ 36,545,045
Changes From Operations:
   - Net investment income (loss)                      237,208        (201,574)       (18,606)       (710,060)
   - Net realized gain (loss) on investments         2,895,475       1,824,456         28,212          62,787
   - Net change in unrealized appreciation or
     depreciation on investments                    (8,851,214)     (8,384,603)    (1,746,434)    (20,658,819)
                                                  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (5,718,531)     (6,761,721)    (1,736,828)    (21,306,092)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                322,969         127,354          4,146      15,778,514
   - Contract withdrawals and transfers to
     annuity reserves                               (3,463,378)     (1,769,942)      (422,857)     (2,259,770)
   - Contract transfers                             (1,695,644)     (2,060,082)      (320,392)     12,663,332
                                                  ------------    ------------    -----------    ------------
                                                    (4,836,053)     (3,702,670)      (739,103)     26,182,076
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --              --         (3,883)             --
   - Annuity Payments                                  (60,146)             --        (28,472)           (753)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  68              --              2              14
                                                  ------------    ------------    -----------    ------------
                                                       (60,078)             --        (32,353)           (739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (4,896,131)     (3,702,670)      (771,456)     26,181,337
                                                  ------------    ------------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (10,614,662)    (10,464,391)    (2,508,284)      4,875,245
                                                  ------------    ------------    -----------    ------------
NET ASSETS AT DECEMBER 31, 2008                     24,907,981       7,127,862      1,809,532      41,420,290
Changes From Operations:
   - Net investment income (loss)                      282,900        (116,912)        (5,493)       (850,920)
   - Net realized gain (loss) on investments           939,783        (441,852)      (166,330)     (4,790,056)
   - Net change in unrealized appreciation or
     depreciation on investments                     4,072,437       3,126,108        706,181      21,850,957
                                                  ------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   5,295,120       2,567,344        534,358      16,209,981
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                100,705          19,810          9,681       8,766,242
   - Contract withdrawals and transfers to
     annuity reserves                               (3,354,768)       (755,646)      (277,335)     (2,915,444)
   - Contract transfers                               (319,925)       (723,635)      (190,011)     (1,210,162)
                                                  ------------    ------------    -----------    ------------
                                                    (3,573,988)     (1,459,471)      (457,665)      4,640,636
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --              --             --              --
   - Annuity Payments                                  (34,520)             --         (1,210)           (560)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  42              --             --              18
                                                  ------------    ------------    -----------    ------------
                                                       (34,478)             --         (1,210)           (542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (3,608,466)     (1,459,471)      (458,875)      4,640,094
                                                  ------------    ------------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              1,686,654       1,107,873         75,483      20,850,075
                                                  ------------    ------------    -----------    ------------
NET ASSETS AT DECEMBER 31, 2009                   $ 26,594,635    $  8,235,735    $ 1,885,015    $ 62,270,365
                                                  ============    ============    ===========    ============

See accompanying notes.

                                                                 LVIP COHEN &  LVIP COLUMBIA
                                                  LVIP CAPITAL  STEERS GLOBAL      VALUE                     LVIP DELAWARE
                                                     GROWTH      REAL ESTATE   OPPORTUNITIES  LVIP DELAWARE      BOND
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS      BOND       SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 1,304,575   $ 31,969,536    $   814,572   $292,323,892   $525,317,008
Changes From Operations:
   - Net investment income (loss)                     (42,499)      (169,551)       (27,621)     7,235,606     17,449,266
   - Net realized gain (loss) on investments         (123,940)    (2,784,748)       316,123     (2,271,700)    (4,195,586)
   - Net change in unrealized appreciation or
     depreciation on investments                   (1,463,752)   (22,019,517)    (1,557,973)   (16,897,124)   (42,956,750)
                                                  -----------   ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,630,191)   (24,973,816)    (1,269,471)   (11,933,218)   (29,703,070)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             2,681,099     19,070,210      1,349,545      2,058,588    124,324,970
   - Contract withdrawals and transfers to
     annuity reserves                                 (81,606)    (2,796,441)      (187,333)   (40,880,467)   (44,893,604)
   - Contract transfers                             5,446,943     15,650,989      3,149,709    (16,659,484)    15,675,297
                                                  -----------   ------------    -----------   ------------   ------------
                                                    8,046,436     31,924,758      4,311,921    (55,481,363)    95,106,663
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --         (9,921)
   - Annuity Payments                                      --             --             --       (207,813)       (14,975)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --          1,805          4,516
                                                  -----------   ------------    -----------   ------------   ------------
                                                           --             --             --       (206,008)       (20,380)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           8,046,436     31,924,758      4,311,921    (55,687,371)    95,086,283
                                                  -----------   ------------    -----------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             6,416,245      6,950,942      3,042,450    (67,620,589)    65,383,213
                                                  -----------   ------------    -----------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2008                     7,720,820     38,920,478      3,857,022    224,703,303    590,700,221
Changes From Operations:
   - Net investment income (loss)                    (248,257)      (745,634)       (64,789)     5,669,654     23,693,886
   - Net realized gain (loss) on investments          (65,470)    (7,106,245)      (718,859)      (832,714)    (1,289,412)
   - Net change in unrealized appreciation or
     depreciation on investments                    8,794,956     23,391,391      2,099,606     30,349,094     92,370,477
                                                  -----------   ------------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  8,481,229     15,539,512      1,315,958     35,186,034    114,774,951
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            13,853,568      7,336,471      2,306,414      1,232,184    141,434,586
   - Contract withdrawals and transfers to
     annuity reserves                                (947,294)    (2,223,985)      (408,587)   (36,701,690)   (56,918,758)
   - Contract transfers                            28,656,574     (4,530,373)       382,852       (436,281)   197,968,020
                                                  -----------   ------------    -----------   ------------   ------------
                                                   41,562,848        582,113      2,280,679    (35,905,787)   282,483,848
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --        (14,057)
   - Annuity Payments                                      --             --             --       (108,816)       (24,695)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --          2,190          5,001
                                                  -----------   ------------    -----------   ------------   ------------
                                                           --             --             --       (106,626)       (33,751)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          41,562,848        582,113      2,280,679    (36,012,413)   282,450,097
                                                  -----------   ------------    -----------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            50,044,077     16,121,625      3,596,637       (826,379)   397,225,048
                                                  -----------   ------------    -----------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2009                   $57,764,897   $ 55,042,103    $ 7,453,659   $223,876,924   $987,925,269
                                                  ===========   ============    ===========   ============   ============

                                                                LVIP DELAWARE
                                                 LVIP DELAWARE    FOUNDATION   LVIP DELAWARE
                                                  FOUNDATION      AGGRESSIVE    GROWTH AND    LVIP DELAWARE
                                                  AGGRESSIVE      ALLOCATION      INCOME          SOCIAL
                                                  ALLOCATION    SERVICE CLASS  SERVICE CLASS    AWARENESS
                                                  SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 36,186,157   $ 59,389,376   $ 22,449,840   $ 25,166,950
Changes From Operations:
   - Net investment income (loss)                   1,032,850      2,581,405       (134,548)      (152,731)
   - Net realized gain (loss) on investments        1,133,305      2,191,273      1,388,902      1,790,551
   - Net change in unrealized appreciation or
     depreciation on investments                  (11,882,602)   (27,104,014)   (11,057,023)    (9,555,409)
                                                 ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (9,716,447)   (22,331,336)    (9,802,669)    (7,917,589)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               209,455     10,883,453      3,291,960        474,451
   - Contract withdrawals and transfers to
     annuity reserves                              (2,459,155)    (4,307,106)    (1,755,949)    (2,662,709)
   - Contract transfers                            (8,884,123)    (1,711,934)     3,512,158     (2,124,603)
                                                 ------------   ------------   ------------   ------------
                                                  (11,133,823)     4,864,413      5,048,169     (4,312,861)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --
   - Annuity Payments                                  (6,181)            --             --         (6,117)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 12             --             --              2
                                                 ------------   ------------   ------------   ------------
                                                       (6,169)            --             --         (6,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (11,139,992)     4,864,413      5,048,169     (4,318,976)
                                                 ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (20,856,439)   (17,466,923)    (4,754,500)   (12,236,565)
                                                 ------------   ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2008                    15,329,718     41,922,453     17,695,340     12,930,385
Changes From Operations:
   - Net investment income (loss)                     (23,537)      (212,178)      (160,787)      (115,270)
   - Net realized gain (loss) on investments       (2,570,482)    (9,512,061)    (1,960,101)        74,785
   - Net change in unrealized appreciation or
     depreciation on investments                    6,534,530     19,941,915      7,034,174      3,043,487
                                                 ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  3,940,511     10,217,676      4,913,286      3,003,002
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                18,577      1,197,184      3,118,244         42,157
   - Contract withdrawals and transfers to
     annuity reserves                              (1,674,745)    (2,574,014)    (1,161,562)    (1,668,727)
   - Contract transfers                            (2,717,337)   (15,225,754)     4,582,020       (966,441)
                                                 ------------   ------------   ------------   ------------
                                                   (4,373,505)   (16,602,584)     6,538,702     (2,593,011)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --
   - Annuity Payments                                  (3,641)            --             --         (4,662)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 (2)            --             --             (1)
                                                 ------------   ------------   ------------   ------------
                                                       (3,643)            --             --         (4,663)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (4,377,148)   (16,602,584)     6,538,702     (2,597,674)
                                                 ------------   ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (436,637)    (6,384,908)    11,451,988        405,328
                                                 ------------   ------------   ------------   ------------
NET ASSETS AT DECEMBER 31, 2009                  $ 14,893,081   $ 35,537,545   $ 29,147,328   $ 13,335,713
                                                 ============   ============   ============   ============

                                                 LVIP DELAWARE  LVIP DELAWARE
                                                     SOCIAL        SPECIAL      LVIP GLOBAL    LVIP JANUS
                                                   AWARENESS    OPPORTUNITIES     INCOME        CAPITAL
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  APPRECIATION
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 75,403,936    $ 3,326,595    $        --   $ 4,493,378
Changes From Operations:
   - Net investment income (loss)                    (655,746)       (29,902)            --       (34,698)
   - Net realized gain (loss) on investments        4,294,931        (50,854)            --        88,678
   - Net change in unrealized appreciation or
     depreciation on investments                  (28,529,259)    (3,189,439)            --    (1,855,666)
                                                 ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (24,890,074)    (3,270,195)            --    (1,801,686)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             3,651,719      3,797,172             --        45,897
   - Contract withdrawals and transfers to
     annuity reserves                              (5,284,767)      (451,868)            --      (377,409)
   - Contract transfers                            (5,967,332)     4,904,838             --        83,221
                                                 ------------    -----------    -----------   -----------
                                                   (7,600,380)     8,250,142             --      (248,291)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --            --
   - Annuity Payments                                  (3,466)            --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                977             --             --            --
                                                 ------------    -----------    -----------   -----------
                                                       (2,489)            --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (7,602,869)     8,250,142             --      (248,291)
                                                 ------------    -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (32,492,943)     4,979,947             --    (2,049,977)
                                                 ------------    -----------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                    42,910,993      8,306,542             --     2,443,401
Changes From Operations:
   - Net investment income (loss)                    (544,291)       (89,134)       461,184       (21,645)
   - Net realized gain (loss) on investments         (342,007)    (1,125,223)        39,014      (104,803)
   - Net change in unrealized appreciation or
     depreciation on investments                   11,710,205      3,548,707       (411,450)      918,938
                                                 ------------    -----------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 10,823,907      2,334,350         88,748       792,490
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             2,097,004      2,677,384     32,548,105        28,585
   - Contract withdrawals and transfers to
     annuity reserves                              (4,664,587)      (695,155)      (296,255)     (333,266)
   - Contract transfers                            (1,528,079)    (1,143,295)    24,872,657       (98,033)
                                                 ------------    -----------    -----------   -----------
                                                   (4,095,662)       838,934     57,124,507      (402,714)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --            --
   - Annuity Payments                                  (2,752)            --             --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                              1,204             --             --            --
                                                 ------------    -----------    -----------   -----------
                                                       (1,548)            --             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          (4,097,210)       838,934     57,124,507      (402,714)
                                                 ------------    -----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             6,726,697      3,173,284     57,213,255       389,776
                                                 ------------    -----------    -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                  $ 49,637,690    $11,479,826    $57,213,255   $ 2,833,177
                                                 ============    ===========    ===========   ===========

See accompanying notes.

                                                  LVIP JANUS    LVIP MARSICO
                                                    CAPITAL     INTERNATIONAL     LVIP MFS    LVIP MID-CAP   LVIP MONDRIAN
                                                 APPRECIATION      GROWTH          VALUE          VALUE      INTERNATIONAL
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS      VALUE
                                                  SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 34,519,014   $ 20,680,646   $ 11,323,296    $13,800,842   $ 60,083,052
Changes From Operations:
   - Net investment income (loss)                    (376,548)      (201,338)       178,545       (246,946)     1,203,173
   - Net realized gain (loss) on investments         (157,122)      (576,732)       159,319     (1,309,218)     4,979,951
   - Net change in unrealized appreciation or
     depreciation on investments                  (15,493,442)   (18,392,610)   (17,543,357)    (6,926,296)   (25,878,598)
                                                 ------------   ------------   ------------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (16,027,112)   (19,170,680)   (17,205,493)    (8,482,460)   (19,695,474)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             7,140,030     15,785,230     24,693,908      6,029,432        153,764
   - Contract withdrawals and transfers to
     annuity reserves                              (2,078,036)    (1,807,837)    (2,248,248)      (748,927)    (5,978,466)
   - Contract transfers                             1,302,610      7,531,683     64,935,897      2,423,055     (6,202,250)
                                                 ------------   ------------   ------------    -----------   ------------
                                                    6,364,604     21,509,076     87,381,557      7,703,560    (12,026,952)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --            557
   - Annuity Payments                                      --             --             --             --        (11,826)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --             --              2
                                                 ------------   ------------   ------------    -----------   ------------
                                                           --             --             --             --        (11,267)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           6,364,604     21,509,076     87,381,557      7,703,560    (12,038,219)
                                                 ------------   ------------   ------------    -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (9,662,508)     2,338,396     70,176,064       (778,900)   (31,733,693)
                                                 ------------   ------------   ------------    -----------   ------------
NET ASSETS AT DECEMBER 31, 2008                    24,856,506     23,019,042     81,499,360     13,021,942     28,349,359
Changes From Operations:
   - Net investment income (loss)                    (279,544)      (288,063)       423,423       (235,734)       383,891
   - Net realized gain (loss) on investments       (1,863,893)    (4,575,846)    (2,119,820)    (2,186,551)    (1,782,937)
   - Net change in unrealized appreciation or
     depreciation on investments                   14,640,182     14,869,287     34,663,662      8,796,044      5,679,896
                                                 ------------   ------------   ------------    -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 12,496,745     10,005,378     32,967,265      6,373,759      4,280,850
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             5,062,914     10,314,449     34,774,575      4,114,828         80,576
   - Contract withdrawals and transfers to
     annuity reserves                              (2,204,399)    (1,551,676)    (6,234,528)      (794,330)    (3,427,553)
   - Contract transfers                            14,569,910     11,856,653     87,998,587        429,670     (2,528,657)
                                                 ------------   ------------   ------------    -----------   ------------
                                                   17,428,425     20,619,426    116,538,634      3,750,168     (5,875,634)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --             --             --
   - Annuity Payments                                      --             --             --             --         (7,783)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --             --             --            404
                                                 ------------   ------------   ------------    -----------   ------------
                                                           --             --             --             --         (7,379)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          17,428,425     20,619,426    116,538,634      3,750,168     (5,883,013)
                                                 ------------   ------------   ------------    -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            29,925,170     30,624,804    149,505,899     10,123,927     (1,602,163)
                                                 ------------   ------------   ------------    -----------   ------------
NET ASSETS AT DECEMBER 31, 2009                  $ 54,781,676   $ 53,643,846   $231,005,259    $23,145,869   $ 26,747,196
                                                 ============   ============   ============    ===========   ============

                                                 LVIP MONDRIAN
                                                 INTERNATIONAL                  LVIP MONEY      LVIP SSgA
                                                     VALUE      LVIP MONEY        MARKET       BOND INDEX
                                                 SERVICE CLASS    MARKET       SERVICE CLASS  SERVICE CLASS
                                                   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $185,875,399   $124,212,124   $ 273,357,558  $         --
Changes From Operations:
   - Net investment income (loss)                   4,127,331        986,977         809,092        15,055
   - Net realized gain (loss) on investments       12,711,076            620           1,621        69,343
   - Net change in unrealized appreciation or
     depreciation on investments                  (83,222,840)            32              86     4,584,010
                                                 ------------   ------------   -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (66,384,433)       987,629         810,799     4,668,408
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                            11,465,273      5,182,644     215,182,745    58,677,833
   - Contract withdrawals and transfers to
     annuity reserves                             (11,645,771)   (93,777,040)   (110,620,038)   (1,590,272)
   - Contract transfers                           (14,168,269)   141,869,830     240,557,916    64,768,390
                                                 ------------   ------------   -------------  ------------
                                                  (14,348,767)    53,275,434     345,120,623   121,855,951
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --        189,575          55,899            --
   - Annuity Payments                                  (7,487)       (67,758)       (245,792)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                              1,084             63           2,869            --
                                                 ------------   ------------   -------------  ------------
                                                       (6,403)       121,880        (187,024)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (14,355,170)    53,397,314     344,933,599   121,855,951
                                                 ------------   ------------   -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (80,739,603)    54,384,943     345,744,398   126,524,359
                                                 ------------   ------------   -------------  ------------
NET ASSETS AT DECEMBER 31, 2008                   105,135,796    178,597,067     619,101,956   126,524,359
Changes From Operations:
   - Net investment income (loss)                   1,372,429     (1,851,016)     (8,843,124)    1,360,811
   - Net realized gain (loss) on investments       (8,458,871)         1,391           5,849     1,234,213
   - Net change in unrealized appreciation or
     depreciation on investments                   25,714,404            (19)            (56)    5,335,798
                                                 ------------   ------------   -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 18,627,962     (1,849,644)     (8,837,331)    7,930,822
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             8,401,433      1,332,830      73,856,393   164,034,808
   - Contract withdrawals and transfers to
     annuity reserves                              (7,985,345)   (87,778,450)   (105,434,028)  (14,304,174)
   - Contract transfers                           (13,149,778)    13,985,680    (152,749,796)  207,497,132
                                                 ------------   ------------   -------------  ------------
                                                  (12,733,690)   (72,459,940)   (184,327,431)  357,227,766
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --            641              --            --
   - Annuity Payments                                  (5,654)       (84,684)       (161,326)           --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                              1,340             38           2,567            --
                                                 ------------   ------------   -------------  ------------
                                                       (4,314)       (84,005)       (158,759)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (12,738,004)   (72,543,945)   (184,486,190)  357,227,766
                                                 ------------   ------------   -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             5,889,958    (74,393,589)   (193,323,521)  365,158,588
                                                 ------------   ------------   -------------  ------------
NET ASSETS AT DECEMBER 31, 2009                  $111,025,754   $104,203,478   $ 425,778,435  $491,682,947
                                                 ============   ============   =============  ============

                                                     LVIP SSGA        LVIP SSGA      LVIP SSGA
                                                     DEVELOPED        EMERGING     INTERNATIONAL    LVIP SSGA
                                                 INTERNATIONAL 150   MARKETS 100       INDEX      LARGE CAP 100
                                                   SERVICE CLASS    SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                        $        --    $        --     $        --   $         --
Changes From Operations:
   - Net investment income (loss)                         88,100         27,704          66,181         (9,596)
   - Net realized gain (loss) on investments             (69,873)       (66,298)       (162,335)      (362,864)
   - Net change in unrealized appreciation or
     depreciation on investments                      (1,245,887)    (1,274,885)     (1,492,100)    (2,565,962)
                                                     -----------    -----------     -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (1,227,660)    (1,313,479)     (1,588,254)    (2,938,422)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                9,359,094      7,785,437      13,030,212     18,122,525
   - Contract withdrawals and transfers to
     annuity reserves                                   (171,077)      (144,722)       (241,763)      (336,370)
   - Contract transfers                                9,161,657      7,852,612      11,032,394     18,154,488
                                                     -----------    -----------     -----------   ------------
                                                      18,349,674     15,493,327      23,820,843     35,940,643
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                      --             --              --             --
   - Annuity Payments                                         --             --              --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                    --             --              --             --
                                                     -----------    -----------     -----------   ------------
                                                              --             --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             18,349,674     15,493,327      23,820,843     35,940,643
                                                     -----------    -----------     -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               17,122,014     14,179,848      22,232,589     33,002,221
                                                     -----------    -----------     -----------   ------------
NET ASSETS AT DECEMBER 31, 2008                       17,122,014     14,179,848      22,232,589     33,002,221
Changes From Operations:
   - Net investment income (loss)                         (6,451)      (108,419)        102,724       (188,214)
   - Net realized gain (loss) on investments           1,559,055      3,010,736         700,235      1,605,588
   - Net change in unrealized appreciation or
     depreciation on investments                      14,222,782     22,997,819      15,665,756     30,252,682
                                                     -----------    -----------     -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    15,775,386     25,900,136      16,468,715     31,670,056
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               21,793,077     19,556,436      33,916,389     43,945,587
   - Contract withdrawals and transfers to
     annuity reserves                                 (1,691,574)    (1,798,098)     (2,164,178)    (3,362,386)
   - Contract transfers                               15,095,363     24,814,473      24,263,643     36,542,944
                                                     -----------    -----------     -----------   ------------
                                                      35,196,866     42,572,811      56,015,854     77,126,145
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                      --             --              --             --
   - Annuity Payments                                         --             --              --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                    --             --              --             --
                                                     -----------    -----------     -----------   ------------
                                                              --             --              --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             35,196,866     42,572,811      56,015,854     77,126,145
                                                     -----------    -----------     -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               50,972,252     68,472,947      72,484,569    108,796,201
                                                     -----------    -----------     -----------   ------------
NET ASSETS AT DECEMBER 31, 2009                      $68,094,266    $82,652,795     $94,717,158   $141,798,422
                                                     ===========    ===========     ===========   ============

See accompanying notes.

                                                                                 LVIP SSGA                       LVIP T. ROWE
                                                                  LVIP SSGA      SMALL-CAP        LVIP SSGA      PRICE GROWTH
                                                   LVIP SSGA    S&P 500 INDEX      INDEX      SMALL-MID CAP 200      STOCK
                                                 S&P 500 INDEX  SERVICE CLASS  SERVICE CLASS    SERVICE CLASS    SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $  259,980    $ 19,455,047    $ 6,708,346     $        --       $ 6,726,069
Changes From Operations:
   - Net investment income (loss)                     13,373       1,263,865        (50,713)         24,417          (149,217)
   - Net realized gain (loss) on investments         (30,802)     (1,682,975)       547,789        (163,611)         (565,679)
   - Net change in unrealized appreciation or
     depreciation on investments                    (147,015)    (15,387,895)    (6,433,069)     (1,010,798)       (4,427,637)
                                                  ----------    ------------    -----------     -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (164,444)    (15,807,005)    (5,935,993)     (1,149,992)       (5,142,533)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  941      37,360,399     11,411,652       5,383,888         4,606,801
   - Contract withdrawals and transfers to
     annuity reserves                                (17,623)     (6,990,796)      (734,700)       (274,398)         (355,187)
   - Contract transfers                              417,835      30,879,512     12,348,696       6,040,019         4,183,032
                                                  ----------    ------------    -----------     -----------       -----------
                                                     401,153      61,249,115     23,025,648      11,149,509         8,434,646
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --              --             --              --                --
   - Annuity Payments                                     --              --             --              --                --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --              --             --              --                --
                                                  ----------    ------------    -----------     -----------       -----------
                                                          --              --             --              --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            401,153      61,249,115     23,025,648      11,149,509         8,434,646
                                                  ----------    ------------    -----------     -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              236,709      45,442,110     17,089,655       9,999,517         3,292,113
                                                  ----------    ------------    -----------     -----------       -----------
NET ASSETS AT DECEMBER 31, 2008                      496,689      64,897,157     23,798,001       9,999,517        10,018,182
Changes From Operations:
   - Net investment income (loss)                      2,801        (234,721)      (420,248)         43,504          (416,149)
   - Net realized gain (loss) on investments         (37,533)       (982,341)    (1,396,860)      1,047,750          (226,790)
   - Net change in unrealized appreciation or
     depreciation on investments                     352,281      38,286,866     12,939,009      11,486,235         9,675,370
                                                  ----------    ------------    -----------     -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   317,549      37,069,804     11,121,901      12,577,489         9,032,431
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               21,095      64,018,738     19,244,112      12,762,961         7,284,265
   - Contract withdrawals and transfers to
     annuity reserves                                (58,196)     (5,710,273)    (1,539,684)     (1,032,479)       (1,336,043)
   - Contract transfers                              774,331      57,424,454     10,509,320      10,163,202        18,986,684
                                                  ----------    ------------    -----------     -----------       -----------
                                                     737,230     115,732,919     28,213,748      21,893,684        24,934,906
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --              --             --              --                --
   - Annuity Payments                                     --              --             --              --                --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --              --             --              --                --
                                                  ----------    ------------    -----------     -----------       -----------
                                                          --              --             --              --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            737,230     115,732,919     28,213,748      21,893,684        24,934,906
                                                  ----------    ------------    -----------     -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            1,054,779     152,802,723     39,335,649      34,471,173        33,967,337
                                                  ----------    ------------    -----------     -----------       -----------
NET ASSETS AT DECEMBER 31, 2009                   $1,551,468    $217,699,880    $63,133,650     $44,470,690       $43,985,519
                                                  ==========    ============    ===========     ===========       ===========

                                                                     LVIP T. ROWE
                                                   LVIP T. ROWE    PRICE STRUCTURED                   LVIP TURNER
                                                 PRICE STRUCTURED      MID-CAP       LVIP TEMPLETON     MID-CAP
                                                     MID-CAP            GROWTH           GROWTH          GROWTH
                                                      GROWTH        SERVICE CLASS    SERVICE CLASS   SERVICE CLASS
                                                    SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                      $ 2,745,922       $17,411,256      $  45,556,801   $12,033,221
Changes From Operations:
   - Net investment income (loss)                      (33,936)         (296,299)           430,642      (243,194)
   - Net realized gain (loss) on investments            67,911          (569,123)           127,797     1,016,357
   - Net change in unrealized appreciation or
     depreciation on investments                    (1,109,581)       (8,563,548)       (32,776,014)   (9,682,868)
                                                   -----------       -----------      -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (1,075,606)       (9,428,970)       (32,217,575)   (8,909,705)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                 15,431         5,960,772         33,029,448     6,178,335
   - Contract withdrawals and transfers to
     annuity reserves                                 (253,612)         (972,898)        (2,713,747)     (737,467)
   - Contract transfers                                (42,002)          847,503         24,101,428     1,688,300
                                                   -----------       -----------      -------------   -----------
                                                      (280,183)        5,835,377         54,417,129     7,129,168
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --                --                 --            --
   - Annuity Payments                                       --                --                 --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --                --                 --            --
                                                   -----------       -----------      -------------   -----------
                                                            --                --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (280,183)        5,835,377         54,417,129     7,129,168
                                                   -----------       -----------      -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,355,789)       (3,593,593)        22,199,554    (1,780,537)
                                                   -----------       -----------      -------------   -----------
NET ASSETS AT DECEMBER 31, 2008                      1,390,133        13,817,663         67,756,355    10,252,684
Changes From Operations:
   - Net investment income (loss)                      (28,698)         (345,914)           (82,061)     (208,980)
   - Net realized gain (loss) on investments           (62,054)         (856,968)        (8,875,355)   (3,047,267)
   - Net change in unrealized appreciation or
     depreciation on investments                       775,169         9,124,566         26,671,968     8,179,104
                                                   -----------       -----------      -------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     684,417         7,921,684         17,714,552     4,922,857
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                  1,371         6,119,550         11,690,098     2,627,877
   - Contract withdrawals and transfers to
     annuity reserves                                 (386,844)         (861,665)        (3,847,630)     (638,091)
   - Contract transfers                                523,311         2,000,306        (15,455,923)   (2,007,720)
                                                   -----------       -----------      -------------   -----------
                                                       137,838         7,258,191         (7,613,455)      (17,934)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --                --                 --            --
   - Annuity Payments                                       --                --                 --            --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --                --                 --            --
                                                   -----------       -----------      -------------   -----------
                                                            --                --                 --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              137,838         7,258,191         (7,613,455)      (17,934)
                                                   -----------       -----------      -------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                822,255        15,179,875         10,101,097     4,904,923
                                                   -----------       -----------      -------------   -----------
NET ASSETS AT DECEMBER 31, 2009                    $ 2,212,388       $28,997,538      $  77,857,452   $15,157,607
                                                   ===========       ===========      =============   ===========

                                                      LVIP             LVIP          LVIP            LVIP
                                                   WELLS FARGO    WILSHIRE 2010  WILSHIRE 2020  WILSHIRE 2030
                                                 INTRINSIC VALUE     PROFILE        PROFILE        PROFILE
                                                  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                   SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $ 23,290,149     $ 1,280,748    $ 2,167,954    $   934,122
Changes From Operations:
   - Net investment income (loss)                       (2,161)         20,571         (4,638)       (23,282)
   - Net realized gain (loss) on investments           (61,336)       (259,361)      (387,779)      (236,416)
   - Net change in unrealized appreciation or
     depreciation on investments                   (11,657,664)     (1,118,364)    (1,963,209)    (1,215,967)
                                                  ------------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (11,721,161)     (1,357,154)    (2,355,626)    (1,475,665)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              6,245,148       3,014,218      6,327,127      3,417,178
   - Contract withdrawals and transfers to
     annuity reserves                               (1,183,307)       (933,265)      (231,353)      (146,023)
   - Contract transfers                              5,062,126       3,870,629      3,576,618      1,832,099
                                                  ------------     -----------    -----------    -----------
                                                    10,123,967       5,951,582      9,672,392      5,103,254
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --              --             --             --
   - Annuity Payments                                       --              --             --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --              --             --             --
                                                  ------------     -----------    -----------    -----------
                                                            --              --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           10,123,967       5,951,582      9,672,392      5,103,254
                                                  ------------     -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,597,194)      4,594,428      7,316,766      3,627,589
                                                  ------------     -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2008                     21,692,955       5,875,176      9,484,720      4,561,711
Changes From Operations:
   - Net investment income (loss)                     (167,194)          6,397          7,409         (8,520)
   - Net realized gain (loss) on investments        (3,839,033)        (74,051)        58,666         (7,243)
   - Net change in unrealized appreciation or
     depreciation on investments                     9,101,520       1,777,667      2,988,056      2,374,688
                                                  ------------     -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   5,095,293       1,710,013      3,054,131      2,358,925
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              1,762,879         647,353      1,849,067      2,191,158
   - Contract withdrawals and transfers to
     annuity reserves                               (1,864,659)       (749,211)      (433,555)      (610,706)
   - Contract transfers                                171,286       1,632,189      1,698,389      2,316,590
                                                  ------------     -----------    -----------    -----------
                                                        69,506       1,530,331      3,113,901      3,897,042
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --              --             --             --
   - Annuity Payments                                       --              --             --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  --              --             --             --
                                                  ------------     -----------    -----------    -----------
                                                            --              --             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                               69,506       1,530,331      3,113,901      3,897,042
                                                  ------------     -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              5,164,799       3,240,344      6,168,032      6,255,967
                                                  ------------     -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 2009                   $ 26,857,754     $ 9,115,520    $15,652,752    $10,817,678
                                                  ============     ===========    ===========    ===========

See accompanying notes.

                                                                                                                 LVIP
                                                                    LVIP           LVIP            LVIP        WILSHIRE
                                                      LVIP        WILSHIRE       WILSHIRE        WILSHIRE     MODERATELY
                                                 WILSHIRE 2040   AGGRESSIVE    CONSERVATIVE      MODERATE     AGGRESSIVE
                                                    PROFILE        PROFILE        PROFILE        PROFILE        PROFILE
                                                 SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                     $   397,179   $113,226,459   $153,394,188   $ 642,331,532  $ 469,022,681
Changes From Operations:
   - Net investment income (loss)                     (43,669)    (1,335,270)       541,368         730,852     (4,269,388)
   - Net realized gain (loss) on investments         (514,358)      (332,480)    (1,904,488)      6,109,434     (1,352,101)
   - Net change in unrealized appreciation or
     depreciation on investments                     (836,406)   (46,287,942)   (42,816,739)   (239,365,028)  (194,451,703)
                                                  -----------   ------------   ------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 (1,394,433)   (47,955,692)   (44,179,859)   (232,524,742)  (200,073,192)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             2,534,416     17,712,994     55,779,105     205,373,356    146,004,570
   - Contract withdrawals and transfers to
     annuity reserves                                (108,638)   (13,344,366)   (15,037,161)    (46,086,485)   (38,193,909)
   - Contract transfers                             1,897,776        652,018     49,721,183      84,966,932     31,891,301
                                                  -----------   ------------   ------------   -------------  -------------
                                                    4,323,554      5,020,646     90,463,127     244,253,803    139,701,962
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --              --             --
   - Annuity Payments                                      --             --       (479,560)        (53,320)       (41,309)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --            146             540              9
                                                  -----------   ------------   ------------   -------------  -------------
                                                           --             --       (479,414)        (52,780)       (41,300)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           4,323,554      5,020,646     89,983,713     244,201,023    139,660,662
                                                  -----------   ------------   ------------   -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             2,929,121    (42,935,046)    45,803,854      11,676,281    (60,412,530)
                                                  -----------   ------------   ------------   -------------  -------------
NET ASSETS AT DECEMBER 31, 2008                     3,326,300     70,291,413    199,198,042     654,007,813    408,610,151
Changes From Operations:
   - Net investment income (loss)                     (26,477)     2,245,637      6,244,654      18,242,712     12,103,989
   - Net realized gain (loss) on investments          160,360    (12,833,936)    (1,001,175)     (8,878,511)    (7,452,902)
   - Net change in unrealized appreciation or
     depreciation on investments                    1,449,241     26,058,571     50,165,236     165,966,375    104,274,617
                                                  -----------   ------------   ------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  1,583,124     15,470,272     55,408,715     175,330,576    108,925,704
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             3,144,605      8,220,162     55,246,748      78,541,975     32,775,586
   - Contract withdrawals and transfers to
     annuity reserves                                (325,282)    (3,625,337)   (24,563,559)    (51,942,047)   (25,008,656)
   - Contract transfers                            (2,551,466)   (35,742,516)    24,762,174      34,403,056     17,657,328
                                                  -----------   ------------   ------------   -------------  -------------
                                                      267,857    (31,147,691)    55,445,363      61,002,984     25,424,258
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --             --              --        252,468
   - Annuity Payments                                      --             --       (366,732)        (45,314)       (36,440)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                 --             --           (139)            617           (344)
                                                  -----------   ------------   ------------   -------------  -------------
                                                           --             --       (366,871)        (44,697)       215,684
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             267,857    (31,147,691)    55,078,492      60,958,287     25,639,942
                                                  -----------   ------------   ------------   -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             1,850,981    (15,677,419)   110,487,207     236,288,863    134,565,646
                                                  -----------   ------------   ------------   -------------  -------------
NET ASSETS AT DECEMBER 31, 2009                   $ 5,177,281   $ 54,613,994   $309,685,249   $ 890,296,676  $ 543,175,797
                                                  ===========   ============   ============   =============  =============

                                                 LORD ABBETT     MFS VIT                      MFS VIT
                                                  ALL VALUE    CORE EQUITY      MFS VIT       GROWTH
                                                   CLASS VC   SERVICE CLASS     GROWTH    SERVICE CLASS
                                                  SUBACCOUNT   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
-------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $       --    $ 6,074,976   $ 6,774,625   $10,822,665
Changes From Operations:
   - Net investment income (loss)                        35        (55,986)      (59,635)     (131,579)
   - Net realized gain (loss) on investments             46         98,509      (476,942)      455,674
   - Net change in unrealized appreciation or
     depreciation on investments                      1,145     (2,270,197)   (1,653,009)   (4,070,798)
                                                 ----------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    1,226     (2,227,674)   (2,189,586)   (3,746,703)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                              31,239         28,544         9,459       536,442
   - Contract withdrawals and transfers to
     annuity reserves                                    --       (472,131)   (1,152,498)     (910,285)
   - Contract transfers                                  --       (361,363)     (364,253)     (655,651)
                                                 ----------    -----------   -----------   -----------
                                                     31,239       (804,950)   (1,507,292)   (1,029,494)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 --             --        (4,853)           --
   - Annuity Payments                                    --             --        (1,252)       (7,943)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --             --        (5,120)           --
                                                 ----------    -----------   -----------   -----------
                                                         --             --       (11,225)       (7,943)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            31,239       (804,950)   (1,518,517)   (1,037,437)
                                                 ----------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              32,465     (3,032,624)   (3,708,103)   (4,784,140)
                                                 ----------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2008                      32,465      3,042,352     3,066,522     6,038,525
Changes From Operations:
   - Net investment income (loss)                    (9,673)        (6,062)      (32,823)     (123,207)
   - Net realized gain (loss) on investments         27,150        (87,678)     (470,321)       74,634
   - Net change in unrealized appreciation or
     depreciation on investments                    579,828        821,616     1,407,977     2,575,523
                                                 ----------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  597,305        727,876       904,833     2,526,950
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                           1,554,720          4,256        27,719     1,766,126
   - Contract withdrawals and transfers to
     annuity reserves                               (50,536)      (403,922)     (445,326)     (567,714)
   - Contract transfers                           2,633,216       (396,301)     (278,004)      291,696
                                                 ----------    -----------   -----------   -----------
                                                  4,137,400       (795,967)     (695,611)    1,490,108
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                 --             --            --            --
   - Annuity Payments                                    --             --        (2,034)       (1,523)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                               --             --           706            --
                                                 ----------    -----------   -----------   -----------
                                                         --             --        (1,328)       (1,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         4,137,400       (795,967)     (696,939)    1,488,585
                                                 ----------    -----------   -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           4,734,705        (68,091)      207,894     4,015,535
                                                 ----------    -----------   -----------   -----------
NET ASSETS AT DECEMBER 31, 2009                  $4,767,170    $ 2,974,261   $ 3,274,416   $10,054,060
                                                 ==========    ===========   ===========   ===========

                                                                   MFS VIT                      MFS VIT
                                                    MFS VIT      TOTAL RETURN    MFS VIT       UTILITIES
                                                  TOTAL RETURN  SERVICE CLASS   UTILITIES    SERVICE CLASS
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $  31,231,708  $346,662,283   $ 32,805,573  $ 266,499,134
Changes From Operations:
   - Net investment income (loss)                      449,997     3,660,186         42,109       (888,243)
   - Net realized gain (loss) on investments         1,333,637    12,633,485      5,061,233     25,083,916
   - Net change in unrealized appreciation or
     depreciation on investments                    (7,967,199)  (96,863,172)   (15,665,959)  (133,944,588)
                                                 -------------  ------------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                  (6,183,565)  (80,569,501)   (10,562,617)  (109,748,915)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                118,456    21,968,399         44,700     38,620,980
   - Contract withdrawals and transfers to
     annuity reserves                               (4,680,244)  (30,245,625)    (4,826,548)   (18,145,949)
   - Contract transfers                             (3,183,026)   (1,249,231)    (1,683,316)   (18,117,014)
                                                 -------------  ------------   ------------  -------------
                                                    (7,744,814)   (9,526,457)    (6,465,164)     2,358,017
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                    --            --            319         40,399
   - Annuity Payments                                  (14,812)      (22,544)       (12,625)       (22,991)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  53           464          1,675            218
                                                 -------------  ------------   ------------  -------------
                                                       (14,759)      (22,080)       (10,631)        17,626
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (7,759,573)   (9,548,537)    (6,475,795)     2,375,643
                                                 -------------  ------------   ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (13,943,138)  (90,118,038)   (17,038,412)  (107,373,272)
                                                 -------------  ------------   ------------  -------------
NET ASSETS AT DECEMBER 31, 2008                     17,288,570   256,544,245     15,767,161    159,125,862
Changes From Operations:
   - Net investment income (loss)                      402,655     4,479,905        564,863      5,486,401
   - Net realized gain (loss) on investments          (947,459)  (15,611,469)    (1,399,900)   (21,112,550)
   - Net change in unrealized appreciation or
     depreciation on investments                     2,793,314    50,078,845      4,623,299     59,631,843
                                                 -------------  ------------   ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   2,248,510    38,947,281      3,788,262     44,005,694
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                119,333    11,639,889         62,288     12,185,773
   - Contract withdrawals and transfers to
     annuity reserves                               (2,884,217)  (22,778,362)    (2,387,635)   (12,752,266)
   - Contract transfers                             (1,050,843)   12,508,516      1,207,216    (35,372,811)
                                                 -------------  ------------   ------------  -------------
                                                    (3,815,727)    1,370,043     (1,118,131)   (35,939,304)
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                (8,430)        8,552         (9,781)            --
   - Annuity Payments                                    6,026       (24,627)           463        (23,861)
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                  58           654          2,782            272
                                                 -------------  ------------   ------------  -------------
                                                        (2,346)      (15,421)        (6,536)       (23,589)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           (3,818,073)    1,354,622     (1,124,667)   (35,962,893)
                                                 -------------  ------------   ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,569,563)   40,301,903      2,663,595      8,042,801
                                                 -------------  ------------   ------------  -------------
NET ASSETS AT DECEMBER 31, 2009                  $  15,719,007  $296,846,148   $ 18,430,756  $ 167,168,663
                                                 =============  ============   ============  =============

See accompanying notes.

                                                                                OPPENHEIMER     PIMCO VIT
                                                     NB AMT                       GLOBAL        COMMODITY
                                                    MID-CAP         NB AMT      SECURITIES     REAL RETURN
                                                     GROWTH         REGENCY    SERVICE CLASS  ADVISOR CLASS
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $114,623,693   $122,165,598    $       --     $       --
Changes From Operations:
   - Net investment income (loss)                  (1,374,903)      (444,130)           (2)            --
   - Net realized gain (loss) on investments        3,913,192     (1,041,823)           --             --
   - Net change in unrealized appreciation or
     depreciation on investments                  (47,982,186)   (46,851,122)          366             --
                                                 ------------   ------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (45,443,897)   (48,337,075)          364             --
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                             1,002,401        941,253         9,802             --
   - Contract withdrawals and transfers to
     annuity reserves                              (7,721,070)    (8,568,846)           --             --
   - Contract transfers                           (11,087,658)   (14,032,890)           --             --
                                                 ------------   ------------    ----------     ----------
                                                  (17,806,327)   (21,660,483)        9,802             --
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --         44,570            --             --
   - Annuity Payments                                  (9,265)       (17,120)           --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                359             17            --             --
                                                 ------------   ------------    ----------     ----------
                                                       (8,906)        27,467            --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (17,815,233)   (21,633,016)        9,802             --
                                                 ------------   ------------    ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (63,259,130)   (69,970,091)       10,166             --
                                                 ------------   ------------    ----------     ----------
NET ASSETS AT DECEMBER 31, 2008                    51,364,563     52,195,507        10,166             --
Changes From Operations:
   - Net investment income (loss)                    (801,311)        18,241        (2,638)       114,330
   - Net realized gain (loss) on investments       (1,771,566)    (6,550,634)        6,101        364,444
   - Net change in unrealized appreciation or
     depreciation on investments                   14,971,729     25,874,309       122,874        (89,993)
                                                 ------------   ------------    ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                 12,398,852     19,341,916       126,337        388,781
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               416,355        399,077       477,454        438,323
   - Contract withdrawals and transfers to
     annuity reserves                              (4,970,419)    (5,948,704)       (7,901)       (33,674)
   - Contract transfers                            (9,397,110)    (9,659,600)      654,902      3,350,760
                                                 ------------   ------------    ----------     ----------
                                                  (13,951,174)   (15,209,227)    1,124,455      3,755,409
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                   --             --            --             --
   - Annuity Payments                                  (6,016)       (10,390)           --             --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                445             23            --             --
                                                 ------------   ------------    ----------     ----------
                                                       (5,571)       (10,367)           --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (13,956,745)   (15,219,594)    1,124,455      3,755,409
                                                 ------------   ------------    ----------     ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,557,893)     4,122,322     1,250,792      4,144,190
                                                 ------------   ------------    ----------     ----------
NET ASSETS AT DECEMBER 31, 2009                  $ 49,806,670   $ 56,317,829    $1,260,958     $4,144,190
                                                 ============   ============    ==========     ==========

                                                  PUTNAM VT    PUTNAM VT   VAN KAMPEN
                                                   GLOBAL       GROWTH &    CAPITAL
                                                 HEALTH CARE     INCOME      GROWTH
                                                  CLASS IB      CLASS IB    CLASS II
                                                 SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2008                    $ 5,315,847  $ 5,673,498   $     --
Changes From Operations:
   - Net investment income (loss)                    (79,089)      25,979         (2)
   - Net realized gain (loss) on investments          86,551      301,335         --
   - Net change in unrealized appreciation or
     depreciation on investments                  (1,055,167)  (2,324,824)       234
                                                 -----------  -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                (1,047,705)  (1,997,510)       232
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                6,536       49,588      8,503
   - Contract withdrawals and transfers to
     annuity reserves                               (828,630)    (687,606)        --
   - Contract transfers                            1,560,574     (402,741)        --
                                                 -----------  -----------   --------
                                                     738,480   (1,040,759)     8,503
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --           --         --
   - Annuity Payments                                     --       (1,503)        --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --           --         --
                                                 -----------  -----------   --------
                                                          --       (1,503)        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            738,480   (1,042,262)     8,503
                                                 -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (309,225)  (3,039,772)     8,735
                                                 -----------  -----------   --------
NET ASSETS AT DECEMBER 31, 2008                    5,006,622    2,633,726      8,735
Changes From Operations:
   - Net investment income (loss)                    (56,745)      32,839     (2,220)
   - Net realized gain (loss) on investments          78,289     (763,445)     5,581
   - Net change in unrealized appreciation or
     depreciation on investments                     591,255    1,233,984    109,838
                                                 -----------  -----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   612,799      503,378    113,199
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                               17,782        3,683    349,996
   - Contract withdrawals and transfers to
     annuity reserves                               (358,445)    (722,345)    (2,758)
   - Contract transfers                           (1,969,207)    (214,502)   240,168
                                                 -----------  -----------   --------
                                                  (2,309,870)    (933,164)   587,406
   Annuity Reserves:
   - Transfer from accumulation units and
     between subaccounts                                  --           --         --
   - Annuity Payments                                     --           --         --
   - Receipt (reimbursement) of mortality
     guarantee adjustments                                --           --         --
                                                 -----------  -----------   --------
                                                          --           --         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                         (2,309,870)    (933,164)   587,406
                                                 -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS           (1,697,071)    (429,786)   700,605
                                                 -----------  -----------   --------
NET ASSETS AT DECEMBER 31, 2009                  $ 3,309,551  $ 2,203,940   $709,340
                                                 ===========  ===========   ========

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of fifteen products. The available products are as follows:

     -    Lincoln ChoicePlus

     -    Lincoln ChoicePlus Access

     -    Lincoln ChoicePlus Bonus

     -    Lincoln ChoicePlus II

     -    Lincoln ChoicePlus II Access

     -    Lincoln ChoicePlus II Advance

     -    Lincoln ChoicePlus II Bonus

     -    Lincoln ChoicePlus Design

     -    Lincoln ChoicePlus Assurance A Share

     -    Lincoln ChoicePlus Assurance B Share

     -    Lincoln ChoicePlus Assurance Bonus

     -    Lincoln ChoicePlus Assurance C Share

     -    Lincoln ChoicePlus Assurance L Share

     -    Lincoln ChoicePlus Assurance A Class

     -    Lincoln ChoicePlus Assurance B Class

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one hundred sixty-two available mutual funds (the Funds) of nineteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
   AIM V.I. Capital Appreciation Fund
   AIM V.I. Capital Appreciation Class II Fund
   AIM V.I. Core Equity Fund
   AIM V.I. Core Equity Class II Fund
   AIM V.I. International Growth Fund
   AIM V.I. International Growth Class II Fund

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class A Fund**
   ABVPSF Global Thematic Growth Class B Fund
   ABVPSF Growth and Income Class A Fund**
   ABVPSF Growth and Income Class B Fund
   ABVPSF International Value Class A Fund**
   ABVPSF International Value Class B Fund
   ABVPSF Large Cap Growth Class B Fund
   ABVPSF Small/Mid Cap Value Class A Fund**
   ABVPSF Small/Mid Cap Value Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection**
   American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
   American Funds Global Growth Fund**
   American Funds Global Growth Class 2 Fund
   American Funds Global Small Capitalization Fund**
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Fund**
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Fund**
   American Funds Growth-Income Class 2 Fund
   American Funds International Fund**
   American Funds International Class 2 Fund

BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Fund**
   BlackRock Global Allocation V.I. Class III Fund

Delaware VIP Trust (Delaware VIP)*:
   Delaware VIP Diversified Income Series**
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Series**
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP International Value Equity Series
   Delaware VIP Limited-Term Diversified Income Series**
   Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Trend Series
   Delaware VIP Trend Service Class Series
   Delaware VIP U.S. Growth Series**

   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Series
   Delaware VIP Value Service Class Series

DWS Scudder VIP Funds (DWS VIP):
   DWS VIP Alternative Asset Allocation Plus Class A Fund**
   DWS VIP Alternative Asset Allocation Plus Class B Fund
   DWS VIP Equity 500 Index Class A Fund
   DWS VIP Equity 500 Index Class B Fund
   DWS VIP Small Cap Index Class A Fund
   DWS VIP Small Cap Index Class B Fund

Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Portfolio**
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Equity-Income Portfolio
   Fidelity VIP Equity-Income Service Class 2 Portfolio
   Fidelity VIP Growth Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Portfolio**
   Fidelity VIP Mid Cap Service Class 2 Portfolio
   Fidelity VIP Overseas Portfolio
   Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Fund**
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Franklin Small-Mid Cap Growth Securities Fund**
   FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
   FTVIPT Mutual Shares Securities Fund**
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
   FTVIPT Templeton Growth Securities Class 2 Fund

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):
   Goldman Sachs VIT Growth & Income Service Class Fund

Janus Aspen Series:
   Janus Aspen Series Balanced Service Shares Portfolio
   Janus Aspen Series Enterprise Service Shares Portfolio
   Janus Aspen Series Worldwide Service Shares Portfolio

Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP Baron Growth Opportunities Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP Capital Growth Fund**
   LVIP Capital Growth Service Class Fund
   LVIP Cohen & Steers Global Real Estate Fund**
   LVIP Cohen & Steers Global Real Estate Service Class Fund
   LVIP Columbia Value Opportunities Fund**
   LVIP Columbia Value Opportunities Service Class Fund
   LVIP Delaware Bond Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Fund
   LVIP Delaware Foundation Aggressive Allocation Service Class Fund LVIP Delaware Growth and Income Fund**
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Fund**
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Global Income Fund**
   LVIP Global Income Service Class Fund
   LVIP Janus Capital Appreciation Fund
   LVIP Janus Capital Appreciation Service Class Fund
   LVIP Marsico International Growth Fund**
   LVIP Marsico International Growth Service Class Fund
   LVIP MFS Value Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Fund**
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Fund**
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Developed International 150 Fund**
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Fund**
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA International Index Fund**
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Fund**
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA S&P 500 Index Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Fund**
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Mid Cap 200 Fund**
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Fund**
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price  Structured  Mid-Cap  Growth Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund LVIP Templeton Growth Fund**
   LVIP Templeton Growth Service Class Fund

   LVIP Turner Mid-Cap Growth Fund**
   LVIP Turner Mid-Cap Growth Service Class Fund
   LVIP Wells Fargo Intrinsic Value Fund**
   LVIP Wells Fargo Intrinsic Value Service Class Fund
   LVIP Wilshire 2010 Profile Service Class Fund
   LVIP Wilshire 2020 Profile  Service Class Fund
   LVIP Wilshire 2030 Profile Service Class Fund
   LVIP Wilshire 2040 Profile Service Class Fund
   LVIP Wilshire Aggressive Profile Fund**
   LVIP Wilshire Aggressive Profile Service Class Fund
   LVIP Wilshire Conservative Profile Fund**
   LVIP Wilshire Conservative Profile Service Class Fund
   LVIP Wilshire Moderate Profile Fund**
   LVIP Wilshire Moderate Profile Service Class Fund
   LVIP Wilshire Moderately Aggressive Profile Fund**
   LVIP Wilshire Moderately Aggressive Profile Service Class Fund

Lord Abbett Securities Trust (Lord Abbett):
   Lord Abbett All Value Class VC Fund

MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Service Class Series
   MFS VIT Growth Series
   MFS VIT Growth Service Class Series
   MFS VIT Total Return Series
   MFS VIT Total Return Service Class Series
   MFS VIT Utilities Series
   MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
   NB AMT Mid-Cap Growth Portfolio
   NB AMT Regency Portfolio

Oppenheimer Variable Account Funds (Oppenheimer):
   Oppenheimer Global Securities Service Class Fund/VA

PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT Commodity Real Return Administrative Class Fund**
   PIMCO VIT Commodity Real Return Advisor Class Fund

Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
   Putnam VT Growth & Income Class IB Fund

Van Kampen Universal Institutional Funds (Van Kampen):
   Van Kampen Capital Growth Class II Portfolio

*    Denotes an affiliate of The Lincoln National Life Insurance Company

**   Available fund with no money invested at December 31, 2009

As of December 31, 2009, Delaware VIP Trust was an affiliate of the Company. On January 4, 2010, Lincoln National Corporation (the parent of the Company) sold Delaware Management Holdings Inc. and its subsidiaries, including Delaware Management Company, which is the investment advisor for the Delaware VIP Trust funds.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2009. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the FASB ASC (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2008, the Goldman Sachs VIT Growth & Income Service Class Fund, the Lincoln VIPT SSgA Bond Index Service Class Fund, the Lincoln VIPT SSgA Developed International 150 Service Class Fund, the Lincoln VIPT SSgA Emerging Markets 100 Service Class Fund, the Lincoln VIPT SSgA International Index Service Class Fund, the Lincoln VIPT SSgA Large Cap 100 Service Class Fund, the Lincoln VIPT SSgA Small-Mid Cap 200 Service Class Fund, the Lord Abbett All Value Class VC Fund, the Oppenheimer Global Securities Service Class Fund/VA and the Van Kampen Capital Growth Class II Portfolio became available as investment options for account contract owners. Accordingly, the 2008 statements changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2008.

During 2008, the Lincoln VIPT Value Opportunities Service Class Fund changed its name to the Lincoln VIPT Columbia Value Opportunities Service Class Fund, the Lincoln VIPT S&P 500 Index Fund changed its name to the Lincoln VIPT SSgA S&P 500 Index Fund, the Lincoln VIPT S&P 500 Index Service Class Fund changed its name to the Lincoln VIPT SSgA S&P 500 Index Service Class Fund, the Lincoln VIPT Small-Cap Index Service Class Fund changed its name to the Lincoln VIPT SSgA Small-Cap Index Service Class Fund, the Lincoln VIPT Mid-Cap Growth Service Class Fund changed its name to the Lincoln VIPT Turner Mid-Cap Growth Service Class Fund, the MFS VIT Emerging Growth Series changed its name to the MFS VIT Growth Series and the MFS VIT Emerging Growth Service Class Series changed its name to the MFS VIT Growth Service Class Series.

During 2009, the following funds became available as investment options for account contract owners. Accordingly, the 2009 statements of operations and changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2009:

ABVPSF Global Thematic Growth Class A Fund
ABVPSF Growth and Income Class A Fund
ABVPSF International Value Class A Fund
ABVPSF Small/Mid Cap Value Class A Fund
American Century VP Inflation Protection Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Diversified Income Series
Delaware VIP Emerging Markets Series
Delaware VIP Limited-Term Diversified Income Series
Delaware VIP U.S. Growth Series
DWS VIP Alternative Asset Allocation Plus Class A Fund
DWS VIP Alternative Asset Allocation Plus Class B Fund
Fidelity VIP Contrafund Portfolio
Fidelity VIP Mid Cap Portfolio
FTVIPT Franklin Income Securities Fund
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
FTVIPT Mutual Shares Securities Fund
LVIP Baron Growth Opportunities Fund
LVIP Capital Growth Fund
LVIP Cohen & Steers Global Real Estate Fund
LVIP Columbia Value Opportunities Fund
LVIP Delaware Growth and Income Fund
LVIP Delaware Special Opportunities Fund
LVIP Global Income Fund
LVIP Global Income Service Class Fund
LVIP Marsico International Growth Fund
LVIP MFS Value Fund
LVIP Mid-Cap Value Fund
LVIP SSgA Bond Index Fund
LVIP SSgA Developed International 150 Fund
LVIP SSgA Emerging Markets 100 Fund
LVIP SSgA International Index Fund
LVIP SSgA Large Cap 100 Fund
LVIP SSgA Small-Cap Index Fund
LVIP SSgA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP Templeton Growth Fund
LVIP Turner Mid-Cap Growth Fund
LVIP Wells Fargo Intrinsic Value Fund
LVIP Wilshire Aggressive Profile Fund
LVIP Wilshire Conservative Profile Fund
LVIP Wilshire Moderate Profile Fund
LVIP Wilshire Moderately Aggressive Profile Fund
PIMCO VIT Commodity Real Return Administrative Class Fund
PIMCO VIT Commodity Real Return Advisor Class Fund

Also during 2009, the following funds changed their names:

PREVIOUS FUND NAME                                            NEW FUND NAME
---------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Technology Class B Fund                         ABVPSF Global Thematic Growth Class B Fund
Delaware Capital Reserves Service Class Series                Delaware Limited-Term Diversified Income Service Class Series
FTVIPT Templeton Global Income Securities Class 2 Fund        FTVIPT Templeton Global Bond Securities Class 2 Fund
Janus Aspen Series Mid Cap Growth Service Shares Portfolio    Janus Aspen Series Enterprise Service Shares Portfolio
Janus Aspen Series Worldwide Growth Service Shares Portfolio  Janus Aspen Series Worldwide Service Shares Portfolio
LVIP FI Equity-Income Fund                                    LVIP Wells Fargo Intrinsic Value Fund
LVIP FI Equity-Income Service Class Fund                      LVIP Wells Fargo Intrinsic Value Service Class Fund
Putnam VT Health Sciences Class IB Fund                       Putnam VT Global Health Care Class IB Fund

During 2009, the LVIP UBS Global Asset Allocation Fund merged into the LVIP Delaware Foundation Aggressive Allocation Fund and the LVIP UBS Global Asset Allocation Service Class Fund merged into the LVIP Delaware Foundation Aggressive Allocation Service Class Fund.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the fifteen products:

- Lincoln ChoicePlus at a daily rate of .0038356% to .0064384% (1.40% to 2.35% on an annual basis)

- Lincoln ChoicePlus Access at a daily rate of .0038356% to .0071233% (1.40% to 2.60% on an annual basis)

- Lincoln ChoicePlus Bonus at a daily rate of .0038356% to .0069863% (1.40% to 2.55% on an annual basis)

- Lincoln ChoicePlus II at a daily rate of .0035616% to .0064384% (1.30% to 2.35% on an annual basis)

- Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0071233% (1.40% to 2.60% on an annual basis)

- Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0072603% (1.40% to 2.65% on an annual basis)

- Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0069863% (1.40% to 2.55% on an annual basis)

- Lincoln ChoicePlus Design at a daily rate of .0030137% to .0075342% (1.10% to 2.75% on an annual basis)

- Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0049315% (.60% to 1.80% on an annual basis)

- Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

- Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0078082% (1.40% to 2.85% on an annual basis)

- Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0076712% (1.40% to 2.80% on an annual basis)

- Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0049315% (.60% to 1.80% on an annual basis)

- Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0067123% (1.25% to 2.45% on an annual basis)

In addition, $13,175,528 and $14,342,458 was retained by the Company for contract charges and surrender charges during 2009 and 2008, respectively.

For the Assurance A Share and Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. The sales charge percentage decreases as the value accumulated under certain of the owner's investment increases. For the years ending December 31, 2009 and 2008, sales charges amounted to $9,297,064 and $4,940,361, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2009, follows.

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
            2009                 1.40%    2.35%    $  3.64   $11.32       603,996  $    3,291,006    18.27%     19.40%      0.61%
            2008                 1.40%    2.35%       3.06     9.56       748,284       3,358,095   -43.83%    -43.29%      0.00%
            2007                 1.40%    2.35%       5.41    16.98       996,399       7,865,602     9.63%     10.46%      0.00%
            2006       4/28/06   1.40%    2.55%       4.92    15.49     1,300,177       9,411,659    -1.98%     -1.22%      0.06%
AIM V.I. CAPITAL APPRECIATION CLASS II
            2009                 1.30%    2.35%       8.19    10.95       200,661       1,748,252    17.92%     19.16%      0.26%
            2008                 1.30%    2.35%       6.92     9.29       273,162       1,996,280   -43.96%    -43.37%      0.00%
            2007                 1.30%    2.35%      12.29    16.57       348,396       4,499,119     9.14%     10.29%      0.00%
            2006       4/28/06   1.30%    2.35%      11.22    15.51       417,948       4,908,825    -2.02%     -1.33%      0.00%
AIM V.I. CORE EQUITY
            2009                 1.40%    2.35%       6.86    13.92     1,322,617      11,940,692    25.32%     26.51%      1.80%
            2008                 1.40%    2.35%       5.45    11.08     1,568,047      11,156,757   -31.77%    -31.11%      1.95%
            2007                 1.40%    2.35%       7.94    16.21     2,005,117      20,947,610     5.61%      6.61%      1.01%
            2006       4/28/06   1.40%    2.35%       7.48    15.39     2,593,323      25,607,172     7.45%      8.14%      0.53%
AIM V.I. CORE EQUITY CLASS II
            2009                 1.30%    2.55%      10.32    13.98       340,947       3,868,376    24.76%     26.33%      1.52%
            2008                 1.30%    2.55%       8.23    11.12       430,419       3,828,214   -32.08%    -31.22%      1.74%
            2007                 1.30%    2.55%      12.04    15.84       519,086       6,677,207     5.37%      6.49%      0.84%
            2006       4/28/06   1.30%    2.35%      11.38    15.04       688,914       8,237,493     7.28%      8.04%      0.53%
AIM V.I. INTERNATIONAL GROWTH
            2009                 1.40%    2.35%       9.87    20.27       336,089       4,428,359    32.11%     33.36%      1.45%
            2008                 1.40%    2.35%       7.43    15.32       420,693       4,158,730   -41.76%    -41.21%      0.47%
            2007                 1.40%    2.35%      12.69    26.25       605,909      10,314,167    12.28%     13.12%      0.37%
            2006                 1.40%    2.55%      11.26    23.48       786,249      11,887,911    25.51%     26.45%      0.96%
            2005                 1.40%    2.15%       8.94    18.69       932,673      11,255,535    15.42%     16.29%      0.61%
AIM V.I. INTERNATIONAL GROWTH CLASS II
            2009                 1.30%    2.60%      16.77    19.89       212,633       3,784,526    31.43%     33.17%      1.36%
            2008                 1.30%    2.60%      12.68    15.07       271,812       3,639,727   -42.05%    -41.32%      0.41%
            2007                 1.30%    2.55%      21.74    25.55       371,367       8,469,878    11.68%     12.97%      0.36%
            2006                 1.30%    2.45%      19.37    23.16       423,372       8,546,047    24.79%     26.23%      1.01%
            2005                 1.30%    2.45%      15.44    18.50       402,262       6,449,458    14.91%     16.18%      0.58%
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
            2009                 0.65%    2.85%       4.01    15.82     3,372,425      27,481,352    48.84%     52.12%      0.00%
            2008                 0.65%    2.85%       2.67    10.52     3,262,920      16,985,544   -48.92%    -48.07%      0.00%
            2007                 1.15%    2.80%       5.17    20.19     3,842,419      33,767,641    16.76%     18.52%      0.00%
            2006                 1.15%    2.65%       4.38    17.19     3,154,151      19,614,773     5.55%      7.03%      0.00%
            2005                 1.25%    2.65%       4.11    16.19     2,865,931      15,883,898     1.03%      2.31%      0.00%
ABVPSF GROWTH AND INCOME CLASS B
            2009                 0.65%    2.85%       7.47    12.67    14,537,403     145,245,860    16.97%     19.57%      3.54%
            2008                 0.65%    2.85%       6.73    10.72    14,925,347     128,497,995   -42.34%    -41.37%      1.77%
            2007                 1.15%    2.80%      11.89    18.42    15,940,246     238,553,594     1.96%      3.55%      1.20%
            2006                 1.25%    2.80%      11.67    17.89    16,298,422     237,605,213    13.75%     15.53%      1.15%
            2005                 1.25%    2.80%      11.45    15.58    16,191,191     206,322,630     1.86%      3.25%      1.28%
ABVPSF INTERNATIONAL VALUE CLASS B
            2009                 0.65%    2.85%       6.88     7.58    16,087,503     116,859,013    30.58%     33.49%      1.14%
            2008                 0.65%    2.85%       5.44     5.71    15,725,322      87,885,870   -54.60%    -53.79%      0.88%
            2007                 1.10%    2.85%      11.78    12.38    13,859,734     170,225,318     2.63%      4.38%      0.99%
            2006       6/6/06    1.15%    2.80%      11.29    11.87     2,907,081      34,424,483     7.38%     27.27%      0.00%
ABVPSF LARGE CAP GROWTH CLASS B
            2009                 1.30%    2.65%       5.37    12.34     2,076,002      14,747,140    33.52%     35.33%      0.00%
            2008                 1.30%    2.65%       3.99     9.12     2,586,486      13,536,124   -41.40%    -40.60%      0.00%
            2007                 1.30%    2.65%       6.74    15.39     3,281,465      29,322,568    10.65%     12.15%      0.00%
            2006                 1.30%    2.65%       6.04    13.87     3,981,992      31,699,870    -3.24%     -1.92%      0.00%
            2005                 1.30%    2.65%       6.19    14.26     4,848,291      38,794,594    11.96%     13.36%      0.00%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
ABVPSF SMALL/MID CAP VALUE CLASS B
            2009                 0.65%    2.85%    $  9.13   $19.31     7,108,955  $  104,160,839    38.65%     41.73%      0.88%
            2008                 0.65%    2.85%       6.98    13.79     7,758,456      84,894,668   -37.55%    -36.45%      0.43%
            2007                 1.10%    2.85%      11.03    21.87     5,982,290     110,145,206    -1.34%      0.37%      0.72%
            2006                 1.15%    2.85%      11.73    21.76     4,266,114      81,467,069    11.05%     12.78%      0.23%
            2005                 1.25%    2.80%      15.89    19.45     3,060,293      53,499,928     3.84%      5.25%      0.56%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS 2
            2009                 0.65%    2.85%      10.56    11.97    33,469,110     387,360,324     7.14%      9.52%      1.88%
            2008                 0.65%    2.85%       9.86    11.00    22,134,456     237,085,710    -4.37%     -2.73%      4.69%
            2007                 1.15%    2.85%      10.31    11.33    13,044,498     144,760,051     6.43%      8.15%      4.52%
            2006                 1.25%    2.85%       9.69    10.48    11,863,503     122,539,340    -1.27%      0.32%      3.33%
            2005                 1.25%    2.85%      10.23    10.45     9,646,622     100,042,811    -1.10%      0.25%      4.69%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2009                 0.65%    2.85%      10.07    14.63    20,566,657     279,623,028    38.31%     41.38%      1.42%
            2008                 0.65%    2.85%       7.32    10.42    22,029,895     216,967,583   -40.12%    -39.06%      2.00%
            2007                 1.10%    2.85%      12.48    17.13    16,765,804     278,606,031    11.62%     13.59%      3.00%
            2006                 1.10%    2.85%      13.27    15.11    10,355,625     153,145,467    17.10%     18.93%      0.85%
            2005                 1.25%    2.80%      12.44    12.71     4,729,847      59,479,022    11.09%     12.60%      0.64%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2009                 0.65%    2.85%       9.16    24.39    18,454,035     288,154,824    56.77%     60.25%      0.28%
            2008                 0.65%    2.85%       6.29    15.40    16,178,894     174,409,032   -54.83%    -54.03%      0.00%
            2007                 1.10%    2.85%      13.68    33.76    14,813,916     359,008,332    18.02%     20.10%      3.00%
            2006                 1.10%    2.85%      12.95    28.32    12,213,535     238,117,221    20.63%     22.51%      0.46%
            2005                 1.25%    2.80%      10.59    23.26     9,624,135     146,086,924    22.08%     23.73%      0.97%
AMERICAN FUNDS GROWTH CLASS 2
            2009                 0.65%    2.85%       8.16    16.14   143,144,088   1,713,386,575    35.49%     38.51%      0.69%
            2008                 0.65%    2.85%       5.96    11.80   126,204,408   1,096,444,796   -45.55%    -44.58%      0.87%
            2007                 1.10%    2.85%      10.82    21.45   114,062,671   1,772,430,459     9.19%     11.12%      0.83%
            2006                 1.10%    2.85%       9.81    19.45   102,526,103   1,392,831,743     7.12%      8.85%      0.87%
            2005                 1.25%    2.85%       9.06    17.97    85,725,228   1,027,944,645    13.15%     14.69%      0.76%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2009                 0.65%    2.85%       8.34    14.58   154,732,127   1,766,480,965    27.55%     30.39%      1.70%
            2008                 0.65%    2.85%       6.69    11.32   133,043,914   1,213,955,684   -39.60%    -38.53%      1.82%
            2007                 1.10%    2.85%      11.31    18.55   119,952,131   1,837,362,865     2.09%      3.89%      1.59%
            2006                 1.10%    2.85%      11.75    17.99   106,178,440   1,580,788,507    11.97%     13.77%      1.68%
            2005                 1.25%    2.85%      12.35    15.91    87,562,380   1,158,679,589     3.06%      4.47%      1.46%
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2009                 0.65%    2.85%       9.52    22.11    45,438,851     690,446,358    39.05%     42.15%      1.49%
            2008                 0.65%    2.85%       6.75    15.74    52,149,321     567,950,440   -43.75%    -42.76%      2.03%
            2007                 1.10%    2.85%      11.82    27.70    48,317,076     904,894,574    16.65%     18.71%      1.65%
            2006                 1.10%    2.85%       9.99    23.51    41,893,852     632,070,987    15.64%     17.50%      1.82%
            2005                 1.25%    2.85%       8.51    20.13    33,907,194     413,015,292    18.33%     19.93%      1.71%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
            2009       6/30/09   0.65%    2.85%      11.48    11.64    17,623,448     203,695,578     1.44%     15.58%      2.31%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
            2009                 0.65%    2.85%      12.11    14.12    52,883,597     715,222,239    23.10%     25.84%      5.14%
            2008                 0.65%    2.85%       9.84    11.30    35,059,220     383,243,656    -7.57%     -5.94%      3.55%
            2007                 1.10%    2.85%      10.65    12.04    25,769,243     302,157,201     4.40%      6.08%      2.59%
            2006                 1.25%    2.85%      10.20    11.35    16,777,113     186,983,777     4.55%      6.23%      1.25%
            2005                 1.25%    2.85%      10.46    10.69    11,110,785     117,668,130    -3.19%     -1.87%      0.59%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
            2009                 0.65%    2.85%       9.92    44.92    11,762,070     223,132,089    72.68%     76.52%      0.94%
            2008                 0.65%    2.85%       5.69    25.76    12,841,316     141,037,891   -53.04%    -52.22%      1.28%
            2007                 1.10%    2.85%      18.56    54.30    10,582,568     256,714,563    34.62%     36.79%      1.24%
            2006                 1.25%    2.85%      14.74    39.94     6,958,755     129,919,378    23.31%     25.24%      0.94%
            2005                 1.25%    2.80%      16.74    32.08     3,755,710      63,653,626    24.04%     25.47%      0.07%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD
            2009                 1.40%    2.35%    $ 13.53   $18.98       574,400  $    7,859,946    45.52%     46.90%      9.42%
            2008                 1.40%    2.35%       9.21    13.02       862,558       8,034,157   -25.94%    -25.23%      8.20%
            2007                 1.40%    2.35%      12.32    17.54     1,277,232      15,879,806     0.41%      1.37%      6.52%
            2006                 1.40%    2.35%      12.16    17.43     1,175,099      14,399,604    10.06%     10.88%      6.73%
            2005                 1.40%    2.15%      10.96    15.84     1,361,372      15,016,454     1.38%      2.15%      7.55%
DELAWARE VIP HIGH YIELD SERVICE CLASS
            2009                 0.65%    2.85%      11.14    19.10    17,730,626     265,885,036    44.48%     47.69%      7.18%
            2008                 0.65%    2.85%       8.01    13.09    15,955,990     166,499,584   -26.55%    -25.25%      8.03%
            2007                 1.10%    2.85%      10.72    17.64    14,288,786     202,639,176    -0.34%      1.37%      6.15%
            2006                 1.15%    2.85%      11.09    17.52    13,057,671     186,729,667     9.04%     10.80%      6.15%
            2005                 1.25%    2.85%      12.05    15.91    11,482,026     151,343,314     0.64%      2.01%      6.00%
DELAWARE VIP INTERNATIONAL VALUE EQUITY
            2009                 1.40%    2.15%      15.72    17.99        23,655         373,841    31.86%     32.86%      3.47%
            2008                 1.40%    2.15%      11.83    13.64        35,587         423,335   -43.65%    -43.22%      2.98%
            2007                 1.40%    2.15%      20.84    22.81        81,729       1,714,184     3.51%      3.77%      2.21%
            2006                 1.40%    1.65%      20.08    22.04       136,295       2,737,672    21.56%     21.87%      2.83%
            2005                 1.40%    1.65%      16.48    18.13       170,735       2,813,892    11.03%     11.31%      1.40%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
            2009                 0.65%    2.85%      10.72    11.51    32,029,490     362,100,137     9.48%     11.86%      3.33%
            2008                 0.65%    2.80%       9.79    10.35     7,989,474      81,388,856    -3.39%     -1.78%      4.10%
            2007                 1.15%    2.80%      10.14    10.55     1,745,444      18,209,455     1.35%      2.94%      4.55%
            2006                 1.25%    2.80%      10.05    10.25     1,068,351      10,878,852     1.75%      3.03%      4.31%
            2005       6/6/05    1.25%    2.50%       9.87     9.97       417,378       4,142,143    -0.75%      0.75%      2.23%
DELAWARE VIP REIT
            2009                 1.40%    2.35%      15.67    21.76       234,742       4,993,625    20.45%     21.60%      4.94%
            2008                 1.40%    2.35%      13.01    17.89       337,494       5,881,815   -36.57%    -35.97%      2.60%
            2007                 1.40%    2.35%      20.51    27.95       497,495      13,641,050   -15.94%    -15.14%      1.50%
            2006                 1.40%    2.35%      24.60    32.93       745,569      24,391,247    29.81%     30.79%      1.93%
            2005                 1.40%    2.15%      19.78    25.18       917,113      22,971,856     5.42%      5.68%      2.04%
DELAWARE VIP REIT SERVICE CLASS
            2009                 0.65%    2.85%       7.55    18.18     6,492,661      89,686,763    19.77%     21.89%      4.61%
            2008                 1.10%    2.85%       6.20    14.96     8,564,358      97,607,134   -37.11%    -35.99%      2.14%
            2007                 1.10%    2.85%       9.68    23.45    10,520,517     190,815,163   -16.59%    -15.16%      1.15%
            2006                 1.15%    2.85%      13.30    27.70    11,378,212     251,608,279    28.67%     30.68%      1.54%
            2005                 1.25%    2.80%      16.28    21.23     8,802,972     161,758,580     4.06%      5.48%      1.55%
DELAWARE VIP SMALL CAP VALUE
            2009                 1.40%    2.35%      17.13    20.20       442,151       8,885,188    28.77%     30.00%      1.04%
            2008                 1.40%    2.35%      13.30    15.54       624,210       9,651,885   -31.51%    -30.85%      0.83%
            2007                 1.40%    2.35%      19.30    22.48       911,687      20,420,995    -8.79%     -7.92%      0.54%
            2006                 1.40%    2.35%      21.00    24.41     1,259,195      30,657,532    13.49%     14.57%      0.26%
            2005                 1.40%    2.35%      18.37    21.30     1,518,277      32,285,750     7.63%      7.90%      0.38%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
            2009                 0.65%    2.85%       8.93    20.47    17,867,130     247,088,668    27.87%     30.72%      0.71%
            2008                 0.65%    2.85%       7.20    15.78    21,006,014     230,267,773   -32.04%    -30.94%      0.46%
            2007                 1.25%    2.85%      10.53    22.89    19,715,307     327,861,445    -9.46%     -8.00%      0.25%
            2006                 1.25%    2.85%      12.05    24.91    15,981,027     306,852,146    12.69%     14.45%      0.02%
            2005                 1.25%    2.80%      16.59    21.80    10,633,977     196,817,038     6.29%      7.74%      0.14%
DELAWARE VIP TREND
            2009                 1.40%    2.35%      12.64    15.83       531,817       8,405,150    51.13%     52.58%      0.00%
            2008                 1.40%    2.35%       8.30    10.37       677,030       7,010,663   -47.98%    -47.48%      0.00%
            2007                 1.40%    2.35%      15.84    19.75       967,792      19,092,097     8.18%      9.21%      0.00%
            2006                 1.40%    2.35%      14.53    18.09     1,376,772      24,889,509     5.30%      6.10%      0.00%
            2005                 1.40%    2.15%      13.73    17.05     1,802,451      30,707,868     4.13%      4.39%      0.00%
DELAWARE VIP TREND SERVICE CLASS
            2009                 0.65%    2.80%       6.93    14.84     6,221,993      66,463,438    50.11%     53.37%      0.00%
            2008                 0.65%    2.80%       4.57     9.81     7,395,820      52,003,840   -48.33%    -47.47%      0.00%
            2007                 1.15%    2.80%       8.76    18.84     8,624,685     115,826,354     7.41%      9.20%      0.00%
            2006                 1.15%    2.80%       8.07    17.56     9,363,478     114,451,808     4.37%      6.00%      0.00%
            2005                 1.25%    2.80%       7.66    16.67     9,417,497     107,820,967     2.85%      4.25%      0.00%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP U.S. GROWTH SERVICE CLASS
            2009                 0.65%    2.85%    $  8.77   $12.17     6,365,710  $   62,326,594    38.93%     42.02%      0.00%
            2008                 0.65%    2.85%       6.32     8.67     2,886,087      21,229,340   -44.44%    -43.57%      0.00%
            2007                 1.25%    2.80%      11.37    15.46     2,918,817      38,693,665     9.27%     10.98%      0.00%
            2006                 1.25%    2.80%      11.08    14.02     2,954,477      35,560,878    -0.61%      0.74%      0.00%
            2005                 1.30%    2.65%      11.07    13.99     3,262,415      38,980,114    11.42%     12.93%      0.37%
DELAWARE VIP VALUE
            2009                 1.40%    2.35%      10.74    13.90       559,770       6,065,594    15.22%     16.32%      3.25%
            2008                 1.40%    2.35%       9.23    11.78       682,623       6,352,152   -34.97%    -34.35%      3.16%
            2007                 1.40%    2.35%      14.07    18.08     1,057,669      14,923,996    -4.79%     -4.08%      1.64%
            2006                 1.40%    2.15%      14.66    18.99     1,264,708      18,576,994    21.46%     22.38%      1.59%
            2005                 1.40%    2.35%      11.98    13.22     1,470,232      17,634,039     4.29%      4.55%      1.68%
DELAWARE VIP VALUE SERVICE CLASS
            2009                 0.75%    2.85%       7.39    13.47    11,033,921     117,051,364    14.35%     16.77%      2.78%
            2008                 0.75%    2.85%       6.77    11.69     9,940,337      92,632,743   -35.44%    -34.33%      2.59%
            2007                 1.15%    2.85%      10.71    17.96    11,006,428     158,874,478    -5.67%     -4.10%      1.26%
            2006                 1.15%    2.80%      12.38    19.06     8,374,330     129,017,666    20.38%     22.26%      1.17%
            2005                 1.25%    2.80%      12.08    15.69     5,229,714      68,306,425     3.03%      4.43%      1.08%
DWS VIP ALTERNATIVE ASSET ALLOCATION PLUS CLASS B
            2009       7/7/09    0.65%    2.80%      11.41    12.10       285,305       3,278,794    -0.10%     15.38%      0.00%
DWS VIP EAFE EQUITY INDEX CLASS A
            2005                 0.00%    0.00%         --       --            --              --     0.00%      0.00%      2.26%
DWS VIP EAFE EQUITY INDEX CLASS B
            2005                 0.00%    0.00%         --       --            --              --     0.00%      0.00%      2.63%
DWS VIP EQUITY 500 INDEX CLASS A
            2009                 1.30%    2.65%       7.47    13.15     2,778,210      25,482,492    23.02%     24.69%      2.88%
            2008                 1.30%    2.65%       6.02    10.41     3,279,387      24,170,085   -38.80%    -37.96%      2.55%
            2007                 1.30%    2.65%       9.75    16.93     4,338,906      51,876,026     2.54%      3.94%      1.54%
            2006                 1.30%    2.65%       9.43    16.43     5,354,369      61,937,097    12.50%     14.03%      1.20%
            2005                 1.30%    2.65%       8.31    14.53     6,723,314      68,258,386     1.94%      3.32%      1.59%
DWS VIP EQUITY 500 INDEX CLASS B
            2009                 1.15%    2.80%       8.76    12.24     3,130,133      33,955,820    22.55%     24.59%      2.53%
            2008                 1.15%    2.80%       7.03     9.84     3,323,686      29,391,732   -39.07%    -38.06%      2.13%
            2007                 1.15%    2.85%      11.78    15.92     3,221,316      47,252,950     2.08%      3.73%      1.22%
            2006                 1.25%    2.85%      11.59    15.36     2,969,805      42,703,560    12.06%     13.81%      0.88%
            2005                 1.25%    2.80%      13.06    13.51     2,267,108      29,602,529     1.69%      3.02%      1.20%
DWS VIP SMALL CAP INDEX CLASS A
            2009                 1.30%    2.65%       8.86    16.44       490,142       7,212,160    23.26%     24.94%      1.83%
            2008                 1.30%    2.65%      11.45    13.27       575,785       6,804,093   -35.85%    -34.98%      1.65%
            2007                 1.30%    2.65%      17.72    20.69       735,210      13,405,275    -4.47%     -3.17%      0.89%
            2006                 1.30%    2.65%      18.42    21.71       885,927      16,714,898    14.42%     15.97%      0.70%
            2005                 1.30%    2.65%      15.99    18.82     1,000,507      16,288,832     1.53%      2.91%      0.61%
DWS VIP SMALL CAP INDEX CLASS B
            2009                 1.10%    2.80%       8.73    14.52     1,412,601      16,755,116    22.78%     24.89%      1.69%
            2008                 1.10%    2.80%       6.99    11.65     1,941,075      18,430,158   -36.14%    -35.05%      1.35%
            2007                 1.10%    2.85%      11.16    17.98     2,539,796      37,470,213    -4.91%     -3.38%      0.61%
            2006                 1.25%    2.85%      12.19    18.63     2,088,524      32,947,863    13.95%     15.73%      0.34%
            2005                 1.25%    2.80%      15.58    16.11     1,286,490      19,247,425     1.27%      2.60%      0.36%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
            2009                 0.65%    2.85%       8.87    15.48    58,487,568     794,109,979    31.66%     34.59%      1.30%
            2008                 0.65%    2.85%       6.78    11.58    48,230,649     500,282,061   -44.30%    -43.32%      0.90%
            2007                 1.10%    2.85%      12.42    20.48    38,112,592     724,082,879    14.01%     15.96%      0.85%
            2006                 1.15%    2.85%      12.08    17.71    28,310,996     473,272,060     8.30%     10.05%      1.07%
            2005                 1.25%    2.85%      15.70    16.14    15,529,612     242,707,287    13.61%     15.16%      0.09%
FIDELITY VIP EQUITY-INCOME
            2009                 1.40%    2.35%      10.56    13.27       685,293       7,578,540    27.44%     28.40%      2.17%
            2008                 1.40%    2.15%       8.24    10.19       885,428       7,625,372   -43.88%    -43.45%      2.06%
            2007                 1.40%    2.15%      14.60    18.16     1,299,142      19,795,659    -0.63%      0.12%      1.59%
            2006                 1.40%    2.15%      14.61    18.28     1,717,020      26,097,151    17.64%     18.52%      3.32%
            2005                 1.40%    2.15%      12.35    15.54     2,187,704      28,049,062     3.62%      4.39%      1.71%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME SERVICE CLASS 2
            2009                 1.30%    2.65%    $  8.37   $13.03     4,451,795  $   49,328,897    26.49%     28.21%      1.98%
            2008                 1.30%    2.65%       6.61    10.22     5,495,296      47,467,613   -44.31%    -43.55%      2.10%
            2007                 1.30%    2.65%      11.84    18.21     6,845,010     104,868,409    -1.38%     -0.04%      1.54%
            2006                 1.30%    2.65%      14.01    18.31     7,682,647     118,013,433    16.79%     18.38%      2.98%
            2005                 1.30%    2.65%      11.89    15.56     8,341,856     108,463,653     2.81%      4.21%      1.25%
FIDELITY VIP GROWTH
            2009                 1.40%    2.35%       8.55    12.08       647,204       5,549,321    25.31%     26.50%      0.43%
            2008                 1.40%    2.35%       6.75     9.41       777,690       5,288,086   -48.40%    -47.90%      0.71%
            2007                 1.40%    2.35%      12.97    18.20     1,060,215      13,793,116    24.26%     25.20%      0.88%
            2006                 1.40%    2.15%      10.36    14.65     1,434,303      14,883,568     4.58%      5.36%      0.42%
            2005                 1.40%    2.15%       9.83    14.01     1,972,496      19,401,348     3.55%      4.33%      0.54%
FIDELITY VIP GROWTH SERVICE CLASS 2
            2009                 0.75%    2.85%       5.34    11.86     6,516,911      57,271,821    24.37%     27.01%      0.20%
            2008                 0.65%    2.85%       4.25     9.44     6,858,292      46,897,614   -48.79%    -47.91%      0.61%
            2007                 1.15%    2.85%       8.21    18.06     6,111,259      78,588,080    23.10%     25.09%      0.35%
            2006                 1.25%    2.85%       6.60    14.55     4,789,808      46,860,781     3.63%      5.25%      0.16%
            2005                 1.25%    2.80%       6.30    13.94     4,476,186      40,555,043     2.74%      4.14%      0.21%
FIDELITY VIP MID CAP SERVICE CLASS 2
            2009                 0.65%    2.85%       9.40    12.07    22,158,329     259,905,147    35.83%     38.85%      0.45%
            2008                 0.65%    2.85%       6.91     8.74    24,760,020     212,067,044   -41.31%    -40.27%      0.24%
            2007                 1.10%    2.85%      12.02    14.66    18,422,757     266,663,938    12.10%     14.02%      0.50%
            2006                 1.15%    2.85%      12.55    12.87    10,522,063     134,453,898     9.24%     11.01%      0.09%
            2005       6/6/05    1.25%    2.85%      11.49    11.59     2,530,388      29,265,696     3.06%     16.25%      0.00%
FIDELITY VIP OVERSEAS
            2009                 1.40%    2.15%      12.00    17.04       212,209       2,561,986    23.84%     24.77%      1.96%
            2008                 1.40%    2.15%       9.61    13.76       278,109       2,693,356   -45.00%    -44.59%      2.30%
            2007                 1.40%    2.35%      17.35    25.02       377,037       6,583,118    14.82%     15.68%      3.30%
            2006                 1.40%    2.15%      15.00    21.79       488,806       7,368,801    15.57%     16.44%      0.92%
            2005                 1.40%    2.15%      12.88    18.86       605,539       7,809,350    16.51%     17.39%      0.67%
FIDELITY VIP OVERSEAS SERVICE CLASS 2
            2009                 0.65%    2.85%       8.34    17.25     6,143,849      76,136,561    22.68%     25.40%      1.86%
            2008                 0.65%    2.85%       6.94    13.85     7,199,120      72,016,219   -45.51%    -44.60%      2.44%
            2007                 1.15%    2.80%      12.61    25.03     7,192,637     131,134,843    13.82%     15.60%      2.94%
            2006                 1.25%    2.80%      10.97    21.67     7,119,275     113,192,556    14.52%     16.31%      0.68%
            2005                 1.25%    2.80%       9.48    18.78     6,857,887      93,652,564    15.68%     17.25%      0.39%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
            2009                 0.65%    2.85%       9.72    10.72    40,161,631     419,768,277    31.79%     34.72%      9.07%
            2008                 0.65%    2.85%       7.37     8.01    45,663,538     358,972,880   -31.63%    -30.43%      5.51%
            2007                 1.10%    2.85%      11.00    11.53    30,630,668     350,024,275     0.84%      2.57%      3.16%
            2006       6/2/06    1.15%    2.85%      10.72    11.25     6,957,894      78,020,239     0.29%     12.36%      0.10%
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES CLASS 2
            2009                 0.65%    2.80%       6.43    16.21     8,125,612      84,045,660    39.61%     42.64%      0.00%
            2008                 0.65%    2.80%       4.54    11.50     8,416,602      61,007,232   -44.09%    -43.13%      0.00%
            2007                 1.10%    2.80%       8.01    20.38     8,116,799      99,601,237     8.17%      9.97%      0.00%
            2006                 1.15%    2.80%       7.30    18.66     7,258,566      75,574,109     5.69%      7.34%      0.00%
            2005                 1.25%    2.80%       6.81    17.49     6,525,815      59,207,077     2.05%      3.43%      0.00%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
            2009                 0.65%    2.85%       8.15     8.92    38,857,221     332,056,609    22.51%     25.23%      1.91%
            2008                 0.65%    2.85%       6.69     7.17    32,812,982     229,277,740   -38.88%    -37.80%      3.40%
            2007                 1.10%    2.85%      11.18    11.54    19,477,930     223,014,246     0.62%      2.30%      1.36%
            2006       6/2/06    1.15%    2.80%      10.92    11.29     4,444,345      50,055,830     2.61%     15.87%      0.03%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
            2009                 0.65%    2.85%      13.81    14.85    43,922,491     634,785,795    15.35%     17.91%     13.76%
            2008                 0.65%    2.85%      11.97    12.67    32,135,561     398,547,664     3.22%      5.04%      3.61%
            2007                 1.10%    2.85%      11.44    12.08    14,537,470     173,292,272     7.94%      9.73%      2.53%
            2006                 1.15%    2.80%      10.76    11.02     5,794,344      63,394,259     9.66%     11.37%      2.84%
            2005       6/6/05    1.25%    2.80%       9.81     9.90       941,896       9,296,781    -1.70%      2.14%      0.11%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES CLASS 2
            2009                 1.10%    2.80%    $  8.31   $14.64     5,941,949  $   71,676,759    27.48%     29.67%      3.42%
            2008                 1.10%    2.80%       6.41    11.37     8,941,572      83,661,526   -43.92%    -42.95%      1.79%
            2007                 1.10%    2.80%      11.25    20.08    11,165,734     184,159,759    -0.48%      1.18%      1.38%
            2006                 1.15%    2.80%      12.73    19.99     9,557,112     157,168,558    18.45%     20.30%      1.27%
            2005                 1.25%    2.80%      12.51    16.72     6,482,117      89,831,343     6.02%      7.46%      1.09%
GOLDMAN SACHS VIT GROWTH & INCOME SERVICE CLASS
            2009                 0.65%    2.45%      12.05    12.09     1,764,860      21,433,908    16.05%     16.35%      5.61%
            2008      12/18/08   1.30%    1.55%      10.39    10.39         3,757          39,029     2.82%      4.56%      2.59%
JANUS ASPEN SERIES BALANCED SERVICE SHARES
            2009                 1.30%    2.65%      12.01    15.15     1,785,177      26,594,635    22.30%     23.96%      2.70%
            2008                 1.30%    2.65%       9.81    12.23     2,066,947      24,907,981   -18.26%    -17.14%      2.36%
            2007                 1.30%    2.65%      14.05    14.78     2,436,050      35,522,643     7.40%      8.86%      2.22%
            2006                 1.30%    2.65%      13.02    13.77     2,786,799      37,445,853     7.53%      8.99%      1.89%
            2005                 1.30%    2.65%      12.05    12.70     3,213,240      39,730,293     4.85%      6.27%      2.10%
JANUS ASPEN SERIES ENTERPRISE SERVICE SHARES
            2009                 1.30%    2.65%      10.66    18.01       539,746       8,235,735    40.67%     42.58%      0.00%
            2008                 1.30%    2.65%       7.57    12.73       664,109       7,127,862   -45.27%    -44.58%      0.05%
            2007                 1.30%    2.55%      13.82    23.14       904,616      17,592,253    18.68%     20.17%      0.07%
            2006                 1.30%    2.65%      15.29    19.40       946,465      15,346,221    10.45%     11.84%      0.00%
            2005                 1.30%    2.55%      13.76    17.48     1,051,727      15,318,067     9.32%     10.58%      0.00%
JANUS ASPEN SERIES WORLDWIDE SERVICE SHARES
            2009                 1.30%    2.20%       9.76    12.21       182,927       1,885,015    34.41%     35.63%      1.24%
            2008                 1.30%    2.45%       7.24     9.00       237,488       1,809,532   -46.15%    -45.52%      0.96%
            2007                 1.30%    2.45%      13.38    16.52       305,686       4,317,816     6.72%      7.95%      0.56%
            2006                 1.30%    2.45%      12.47    15.30       353,919       4,616,538    15.08%     16.41%      1.61%
            2005                 1.30%    2.45%      10.78    13.15       388,509       4,361,767     3.01%      4.20%      1.18%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
            2009                 0.65%    2.85%       8.42     9.47     7,094,204      62,270,365    34.43%     37.43%      0.00%
            2008                 0.65%    2.85%       6.27     6.92     6,418,205      41,420,290   -40.85%    -39.80%      0.00%
            2007                 1.10%    2.85%      10.60    11.49     3,386,775      36,545,045     0.56%      2.24%      0.00%
            2006       6/2/06    1.15%    2.80%      10.54    11.24       455,476       4,835,350    -1.18%     16.51%      0.00%
LVIP CAPITAL GROWTH SERVICE CLASS
            2009                 0.65%    2.80%       7.88     8.33     6,996,813      57,764,897    30.81%     33.66%      0.11%
            2008                 0.65%    2.80%       6.06     6.19     1,248,367       7,720,820   -43.12%    -42.37%      0.00%
            2007       6/5/07    1.10%    2.70%      10.63    10.74       121,888       1,304,575    -2.84%      9.70%      0.00%
LVIP COHEN & STEERS GLOBAL REAL ESTATE SERVICE CLASS
            2009                 0.65%    2.85%       6.13     6.49     8,708,761      55,042,103    33.62%     36.60%      0.00%
            2008                 0.65%    2.85%       4.58     4.72     8,333,923      38,920,478   -43.80%    -42.81%      1.32%
            2007       6/1/07    1.10%    2.85%       8.16     8.25     3,891,548      31,969,536   -18.94%     -7.02%      0.59%
LVIP COLUMBIA VALUE OPPORTUNITIES SERVICE CLASS
            2009                 0.65%    2.80%       7.19     7.60     1,005,257       7,453,659    20.92%     23.55%      0.41%
            2008                 0.65%    2.80%       5.95     6.11       636,739       3,857,022   -35.96%    -34.89%      0.33%
            2007       6/1/07    1.15%    2.80%       9.29     9.38        87,108         814,572    -8.28%      2.76%      0.67%
LVIP CORE
            2006                 1.40%    1.60%      11.54    11.54        13,155         151,833    12.36%     12.36%      0.79%
            2005       6/22/05   1.40%    1.40%      10.27    10.27        12,820         131,724     1.78%      1.78%      0.48%
LVIP CORE SERVICE CLASS
            2006                 1.25%    2.80%      11.28    11.53       315,822       3,613,476    10.69%     12.25%      0.80%
            2005       6/15/05   1.25%    2.65%      10.19    10.27        77,707         795,382    -1.39%      2.87%      0.37%
LVIP DELAWARE BOND
            2009                 1.30%    2.65%      11.46    16.50    14,710,742     223,876,924    15.79%     17.37%      4.14%
            2008                 1.30%    2.65%       9.88    14.07    17,222,416     224,703,303    -5.46%     -4.18%      4.36%
            2007                 1.30%    2.65%      10.44    14.70    21,356,530     292,323,892     2.69%      4.08%      4.72%
            2006                 1.30%    2.65%      10.15    14.13    24,595,170     325,383,540     1.98%      3.36%      4.24%
            2005                 1.30%    2.65%      10.53    13.69    27,381,711     353,491,303    -0.04%      1.31%      4.17%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE BOND SERVICE CLASS
            2009                 0.65%    2.85%    $ 11.02   $12.53    83,225,660  $  987,925,269    15.15%     17.71%      4.68%
            2008                 0.65%    2.85%       9.57    10.72    57,669,586     590,700,221    -5.98%     -4.32%      4.75%
            2007                 1.10%    2.85%      10.18    11.23    48,409,964     525,317,008     2.22%      3.97%      4.98%
            2006                 1.15%    2.85%       9.96    10.82    40,643,042     428,938,186     1.52%      3.15%      4.59%
            2005                 1.25%    2.85%      10.15    10.50    31,108,567     322,429,439    -0.29%      1.01%      4.55%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION
            2009                 1.30%    2.55%       9.96    14.07     1,115,182      14,893,081    28.67%     30.29%      1.52%
            2008                 1.30%    2.65%       7.73    10.81     1,511,001      15,329,718   -34.97%    -34.09%      5.79%
            2007                 1.30%    2.65%      11.87    16.54     2,317,237      36,186,157     3.59%      5.00%      1.67%
            2006                 1.30%    2.65%      11.45    15.89     2,597,901      39,013,663    11.63%     13.03%      1.39%
            2005                 1.30%    2.55%      13.01    14.18     2,005,959      26,758,516     4.11%      5.42%      1.53%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
            2009                 0.65%    2.85%       9.22    13.44     2,908,852      35,537,545    27.96%     30.81%      1.20%
            2008                 0.65%    2.85%       7.43    10.35     4,435,530      41,922,453   -35.26%    -34.15%      6.46%
            2007                 1.15%    2.85%      11.28    15.75     4,099,903      59,389,376     3.18%      4.90%      1.60%
            2006                 1.15%    2.80%      11.67    15.04     2,226,993      31,324,052    11.07%     12.75%      1.63%
            2005                 1.30%    2.80%      12.97    13.35       749,347       9,590,351     3.95%      5.10%      1.23%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
            2009                 0.75%    2.80%       8.30     9.32     3,192,725      29,147,328    20.81%     23.31%      0.91%
            2008                 0.75%    2.80%       7.19     7.60     2,365,920      17,695,340   -37.76%    -36.73%      1.06%
            2007                 1.15%    2.80%      11.55    12.02     1,889,411      22,449,840     2.93%      4.54%      1.19%
            2006                 1.25%    2.80%      11.28    11.50       944,449      10,787,344     9.32%     10.69%      1.43%
            2005       6/27/05   1.25%    2.50%      10.31    10.39       293,771       3,043,012    -1.56%      4.48%      1.65%
LVIP DELAWARE SOCIAL AWARENESS
            2009                 1.30%    2.65%       9.27    14.92     1,015,178      13,335,713    26.60%     28.32%      0.67%
            2008                 1.30%    2.65%       7.31    11.72     1,260,321      12,930,385   -36.13%    -35.26%      0.83%
            2007                 1.30%    2.65%      11.43    18.23     1,584,462      25,166,950     0.27%      1.64%      0.84%
            2006                 1.30%    2.65%      15.19    18.07     1,777,660      27,934,321     9.37%     10.86%      0.85%
            2005                 1.30%    2.65%      13.79    16.43     2,050,578      29,133,651     9.10%     10.58%      0.88%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
            2009                 0.65%    2.70%       8.54    13.86     4,055,609      49,637,690    26.09%     28.70%      0.36%
            2008                 0.65%    2.70%       7.31    10.85     4,384,397      42,910,993   -36.38%    -35.45%      0.55%
            2007                 1.25%    2.80%      11.43    16.82     4,848,658      75,403,936    -0.03%      1.43%      0.64%
            2006                 1.25%    2.70%      11.67    16.60     4,897,457      76,874,132     9.04%     10.63%      0.68%
            2005                 1.25%    2.70%      14.52    15.02     4,949,634      71,884,144     8.83%     10.25%      0.73%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
            2009                 0.65%    2.80%       7.04     7.45     1,579,299      11,479,826    26.40%     29.15%      0.66%
            2008                 0.65%    2.80%       5.59     5.71     1,463,515       8,306,542   -38.51%    -37.64%      1.24%
            2007       6/12/07   1.25%    2.65%       9.08     9.16       364,016       3,326,595    -9.80%      2.13%      0.99%
LVIP GLOBAL INCOME SERVICE CLASS
            2009       7/1/09    0.65%    2.85%      10.59    10.74     5,360,215      57,213,255    -0.15%      6.19%      2.72%
LVIP GROWTH
            2006                 1.40%    1.65%      11.31    11.36        10,237         116,096     4.44%      4.70%      0.00%
            2005       6/15/05   1.40%    1.65%      10.83    10.85         4,701          50,956     5.10%      7.49%      0.00%
LVIP GROWTH SERVICE CLASS
            2006                 1.15%    2.80%      11.07    11.34       679,394       7,655,941     2.99%      4.60%      0.00%
            2005       6/7/05    1.25%    2.80%      10.75    10.84       226,285       2,448,531    -0.83%      8.92%      0.00%
LVIP GROWTH OPPORTUNITIES SERVICE CLASS
            2006                 1.25%    2.80%      12.14    12.44       306,765       3,794,567     6.86%      8.53%      0.00%
            2005       6/22/05   1.25%    2.80%      11.36    11.47        81,392         931,405    -2.62%     11.91%      0.00%
LVIP JANUS CAPITAL APPRECIATION
            2009                 1.30%    2.55%      10.07    13.74       236,966       2,833,177    35.04%     36.74%      0.81%
            2008                 1.30%    2.55%       7.46    10.13       278,559       2,443,401   -42.31%    -41.59%      0.68%
            2007                 1.30%    2.55%      12.92    17.31       298,124       4,493,378    17.38%     18.86%      0.26%
            2006                 1.30%    2.55%      12.26    14.72       330,585       4,267,592     6.91%      8.26%      0.19%
            2005                 1.30%    2.55%      11.40    13.69       327,886       3,928,463     1.68%      2.86%      0.28%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP JANUS CAPITAL APPRECIATION SERVICE CLASS
            2009                 0.75%    2.80%    $  9.67   $13.17     4,489,735  $   54,781,676    34.36%     37.14%      0.95%
            2008                 0.75%    2.80%       7.41     9.66     2,805,952      24,856,506   -42.60%    -41.64%      0.51%
            2007                 1.15%    2.80%      12.91    16.59     2,223,674      34,519,014    16.80%     18.62%      0.08%
            2006                 1.25%    2.80%      11.11    14.00     1,196,126      16,166,073     6.54%      8.04%      0.00%
            2005                 1.25%    2.65%      12.54    12.97       938,655      11,917,908     1.23%      2.55%      0.06%
LVIP MARSICO INTERNATIONAL GROWTH SERVICE CLASS
            2009                 0.65%    2.85%       7.21     7.64     7,190,493      53,643,846    31.70%     34.63%      0.83%
            2008                 0.65%    2.85%       5.48     5.63     4,128,581      23,019,042   -50.50%    -49.65%      1.05%
            2007       6/1/07    1.15%    2.85%      11.06    11.18     1,856,720      20,680,646    -4.83%     14.91%      0.98%
LVIP MFS VALUE SERVICE CLASS
            2009                 0.65%    2.85%       7.42     7.86    29,898,812     231,005,259    17.28%     19.89%      1.61%
            2008                 0.65%    2.85%       6.33     6.50    12,586,764      81,499,360   -34.33%    -33.23%      1.97%
            2007       6/5/07    1.15%    2.80%       9.64     9.74     1,167,639      11,323,296    -4.50%      5.67%      1.27%
LVIP MID-CAP VALUE SERVICE CLASS
            2009                 0.65%    2.85%       6.80     7.21     3,294,804      23,145,869    38.09%     41.17%      0.30%
            2008                 0.65%    2.85%       4.93     5.07     2,592,831      13,021,942   -42.52%    -41.50%      0.09%
            2007       6/5/07    1.10%    2.85%       8.57     8.66     1,598,830      13,800,842   -15.89%     -7.65%      0.28%
LVIP MONDRIAN INTERNATIONAL VALUE
            2009                 1.30%    2.65%      10.55    19.53     1,444,227      26,747,196    18.06%     19.67%      3.16%
            2008                 1.30%    2.65%       8.92    16.45     1,825,281      28,349,359   -38.31%    -37.47%      4.45%
            2007                 1.30%    2.65%      14.45    26.50     2,434,134      60,083,052     8.57%     10.05%      1.89%
            2006                 1.30%    2.65%      13.29    24.26     2,835,163      64,314,382    26.61%     28.33%      2.99%
            2005                 1.30%    2.65%      17.38    19.05     2,893,309      51,322,467     9.60%     11.09%      2.34%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
            2009                 0.65%    2.85%       8.67    18.10     7,692,810     111,025,754    17.53%     20.14%      2.98%
            2008                 0.65%    2.85%       7.59    15.17     8,454,702     105,135,796   -38.59%    -37.54%      4.54%
            2007                 1.15%    2.85%      14.45    24.34     9,014,480     185,875,399     8.08%      9.83%      1.82%
            2006                 1.25%    2.85%      13.90    22.18     8,430,392     164,122,807    26.11%     28.07%      2.87%
            2005                 1.25%    2.80%      16.76    17.34     6,748,458     110,575,192     9.32%     10.75%      2.14%
LVIP MONEY MARKET
            2009                 1.30%    2.65%       9.75    11.87     9,480,305     104,203,478    -2.32%     -0.99%      0.32%
            2008                 1.30%    2.65%       9.98    12.00    16,028,543     178,597,067    -0.33%      1.02%      2.26%
            2007                 1.30%    2.65%      10.02    11.89    11,203,496     124,212,124     2.22%      3.61%      4.84%
            2006                 1.30%    2.65%       9.80    11.49     9,944,798     106,534,813     1.94%      3.33%      4.58%
            2005                 1.30%    2.65%       9.61    11.13    10,227,809     106,859,269     0.10%      1.46%      2.75%
LVIP MONEY MARKET SERVICE CLASS
            2009                 0.65%    2.85%       9.69    10.73    41,001,437     425,778,435    -2.73%     -0.57%      0.09%
            2008                 0.65%    2.85%       9.94    10.85    58,655,759     619,101,956    -0.78%      0.92%      1.91%
            2007                 1.15%    2.85%      10.00    10.77    26,010,828     273,357,558     1.76%      3.40%      4.59%
            2006                 1.25%    2.85%       9.81    10.41    16,178,038     165,087,589     1.54%      3.12%      4.41%
            2005                 1.25%    2.80%       9.65     9.98     7,980,149      79,247,808    -0.15%      1.16%      2.59%
LVIP SSGA BOND INDEX SERVICE CLASS
            2009                 0.65%    2.85%      10.53    10.89    45,904,548     491,682,947     1.33%      3.59%      2.21%
            2008       6/24/08   0.65%    2.85%      10.39    10.51    12,107,364     126,524,359     2.17%      6.13%      0.95%
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
            2009                 0.65%    2.85%       8.72     9.02     7,672,745      68,094,266    40.27%     43.39%      1.72%
            2008       6/26/08   0.65%    2.85%       6.22     6.29     2,737,409      17,122,014   -36.36%     20.35%      2.37%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
            2009                 0.65%    2.85%      11.07    11.45     7,338,465      82,652,795    84.14%     88.24%      1.48%
            2008       6/26/08   0.65%    2.85%       6.01     6.08     2,345,082      14,179,848   -38.84%     21.08%      1.46%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
            2009                 0.65%    2.85%       7.88     8.15    11,816,356      94,717,158    23.95%     26.71%      1.91%
            2008       6/26/08   0.65%    2.85%       6.36     6.43     3,478,166      22,232,589   -35.72%     18.05%      1.74%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
            2009                 0.65%    2.85%       9.09     9.40    15,341,530     141,798,422    31.16%     34.08%      1.51%
            2008       6/26/08   0.65%    2.85%       6.93     7.01     4,737,060      33,002,221   -31.01%      9.87%      0.83%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA S&P 500 INDEX
            2009                 1.40%    2.55%    $  8.67   $ 8.83       176,761  $    1,551,468    23.86%     24.36%      1.79%
            2008                 1.40%    1.80%       7.05     7.10        70,013         496,689   -38.19%    -38.07%      6.15%
            2007       4/27/07   1.40%    1.60%      11.41    11.47        22,682         259,980    -1.64%     -1.51%      1.11%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
            2009                 0.65%    2.85%       7.77     8.79    25,348,953     217,699,880    22.25%     24.97%      1.56%
            2008                 0.65%    2.85%       6.68     7.08     9,350,393      64,897,157   -39.08%    -38.06%      5.62%
            2007       4/27/07   1.15%    2.80%      10.79    11.44     1,724,252      19,455,047    -3.29%      1.87%      1.23%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
            2009                 0.65%    2.85%       7.10     7.52     8,628,513      63,133,650    22.17%     24.89%      0.65%
            2008                 0.65%    2.85%       5.81     5.98     4,021,344      23,798,001   -35.96%    -34.86%      1.31%
            2007       6/5/07    1.10%    2.80%       9.08     9.18       733,570       6,708,346   -10.14%     -0.28%      0.79%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
            2009                 0.65%    2.85%      10.55    10.91     4,142,174      44,470,690    47.05%     50.31%      1.90%
            2008       6/26/08   0.65%    2.85%       7.18     7.26     1,385,280       9,999,517   -34.57%     11.96%      1.49%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
            2009                 0.65%    2.85%       7.71     8.16     5,541,855      43,985,519    38.79%     41.80%      0.00%
            2008                 0.65%    2.80%       5.56     5.70     1,771,051      10,018,182   -43.59%    -42.71%      0.00%
            2007       6/1/07    1.25%    2.80%       9.85     9.94       678,322       6,726,069    -4.45%      2.43%      0.20%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH
            2009                 1.30%    2.65%       9.90    15.34       164,956       2,212,388    42.51%     44.45%      0.10%
            2008                 1.30%    2.65%       6.94    10.71       149,632       1,390,133   -44.28%    -43.52%      0.00%
            2007                 1.30%    2.65%      15.81    19.12       166,583       2,745,922    10.62%     12.12%      0.00%
            2006                 1.30%    2.65%      14.19    17.02       154,402       2,284,009     6.41%      7.86%      0.00%
            2005                 1.30%    2.65%      13.24    16.08       133,778       1,832,318     6.94%      8.39%      0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
            2009                 0.65%    2.85%       9.13    14.55     2,315,538      28,997,538    41.87%     45.02%      0.00%
            2008                 0.65%    2.85%       6.90    10.10     1,579,142      13,817,663   -44.53%    -43.57%      0.00%
            2007                 1.15%    2.85%      12.22    17.94     1,103,701      17,411,256    10.12%     12.00%      0.00%
            2006                 1.15%    2.85%      11.55    16.05       771,700      11,235,624     5.94%      7.65%      0.00%
            2005                 1.25%    2.85%      14.59    14.92       398,136       5,537,906     7.16%      8.08%      0.00%
LVIP TEMPLETON GROWTH SERVICE CLASS
            2009                 0.65%    2.85%       7.29     7.72    10,349,314      77,857,452    24.21%     26.98%      1.55%
            2008                 0.65%    2.85%       5.87     6.03    11,336,582      67,756,355   -39.61%    -38.58%      2.42%
            2007       6/1/07    1.10%    2.80%       9.72     9.82     4,655,053      45,556,801    -4.11%      3.03%      2.40%
LVIP TURNER MID-CAP GROWTH SERVICE CLASS
            2009                 0.65%    2.80%       7.67     8.14     1,924,863      15,157,607    43.96%     47.09%      0.00%
            2008                 0.65%    2.80%       5.31     5.49     1,899,168      10,252,684   -50.83%    -49.99%      0.00%
            2007       6/4/07    1.10%    2.80%      10.78    10.98     1,108,808      12,033,221     1.67%      9.71%      0.00%
LVIP WELLS FARGO INTRINSIC VALUE SERVICE CLASS
            2009                 0.65%    2.80%       7.81     8.73     3,150,307      26,857,754    19.60%     22.20%      0.97%
            2008                 0.65%    2.80%       6.70     7.19     3,076,733      21,692,955   -40.18%    -39.18%      1.67%
            2007                 1.15%    2.80%      11.02    11.83     1,991,296      23,290,149     1.22%      2.90%      1.11%
            2006                 1.15%    2.80%      11.23    11.50     1,382,666      15,800,547     7.93%      9.61%      1.35%
            2005       6/8/05    1.25%    2.80%      10.40    10.50       456,634       4,781,806    -0.71%      4.99%      1.46%
LVIP WILSHIRE 2010 PROFILE SERVICE CLASS
            2009                 0.75%    2.80%       9.25     9.74       958,871       9,115,520    20.79%     23.17%      1.76%
            2008                 0.75%    2.70%       7.66     7.85       754,985       5,875,176   -26.12%    -24.97%      2.27%
            2007       7/11/07   1.15%    2.70%      10.37    10.47       122,994       1,280,748     0.02%      6.47%      0.41%
LVIP WILSHIRE 2020 PROFILE SERVICE CLASS
            2009                 0.75%    2.80%       8.82     9.31     1,720,813      15,652,752    21.89%     24.41%      1.71%
            2008                 0.75%    2.80%       7.25     7.43     1,286,969       9,484,720   -29.01%    -27.90%      1.65%
            2007       6/14/07   1.15%    2.70%      10.21    10.31       210,936       2,167,954    -1.81%      7.80%      0.36%
LVIP WILSHIRE 2030 PROFILE SERVICE CLASS
            2009                 0.75%    2.85%       8.58     9.07     1,223,378      10,817,678    24.06%     26.70%      1.59%
            2008                 0.75%    2.85%       6.94     7.09       646,887       4,561,711   -32.79%    -31.84%      0.93%
            2007       6/5/07    1.30%    2.70%      10.32    10.41        90,098         934,122    -2.40%      8.65%      0.40%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
LVIP WILSHIRE 2040 PROFILE SERVICE CLASS
            2009                 1.15%    2.85%    $  8.04   $ 8.37       624,977  $    5,177,281    26.96%     28.94%      1.27%
            2008                 1.30%    2.85%       6.35     6.49       517,107       3,326,300   -37.43%    -36.54%      0.24%
            2007       7/16/07   1.30%    2.70%      10.15    10.23        39,057         397,179    -2.92%      4.57%      1.08%
LVIP WILSHIRE AGGRESSIVE PROFILE SERVICE CLASS
            2009                 0.65%    2.85%       8.61    10.35     5,385,891      54,613,994    26.80%     29.49%      5.30%
            2008                 0.75%    2.85%       7.13     8.03     8,907,561      70,291,413   -42.29%    -41.27%      0.30%
            2007                 1.10%    2.85%      13.16    13.69     8,376,524     113,226,459     7.69%      9.37%      0.73%
            2006                 1.25%    2.80%      12.22    12.52     4,704,780      58,537,754    13.04%     14.81%      0.64%
            2005       6/6/05    1.25%    2.80%      10.81    10.91     1,642,617      17,873,575    -0.53%      8.81%      0.00%
LVIP WILSHIRE CONSERVATIVE PROFILE SERVICE CLASS
            2009                 0.65%    2.85%      10.70    11.61    27,297,773     309,685,249    21.05%     23.61%      4.15%
            2008                 0.75%    2.85%       8.92     9.44    21,489,015     199,198,042   -20.94%    -19.58%      2.03%
            2007                 1.15%    2.85%      11.23    11.75    13,219,924     153,394,188     4.49%      6.28%      1.94%
            2006                 1.15%    2.85%      10.79    11.07     7,119,991      78,175,548     6.00%      7.71%      1.52%
            2005       6/6/05    1.25%    2.85%      10.18    10.27     2,979,092      30,523,299    -0.58%      2.86%      0.00%
LVIP WILSHIRE MODERATE PROFILE SERVICE CLASS
            2009                 0.65%    2.85%      10.08    11.37    80,244,518     890,296,676    24.14%     26.90%      4.21%
            2008                 0.65%    2.85%       8.39     9.01    73,977,108     654,007,813   -28.87%    -27.61%      1.88%
            2007                 1.10%    2.85%      11.98    12.47    52,232,085     642,331,532     5.99%      7.65%      1.28%
            2006                 1.25%    2.80%      11.30    11.58    32,019,579     367,914,736     8.68%     10.38%      0.92%
            2005       6/6/05    1.25%    2.80%      10.40    10.49     9,467,285      99,075,704     1.01%      5.00%      0.00%
LVIP WILSHIRE MODERATELY AGGRESSIVE PROFILE SERVICE CLASS
            2009                 0.65%    2.85%       9.35    10.82    51,327,593     543,175,797    25.09%     27.88%      4.39%
            2008                 0.65%    2.85%       7.77     8.51    48,840,768     408,610,151   -35.45%    -34.31%      0.83%
            2007                 1.10%    2.85%      12.46    12.98    36,610,548     469,022,681     6.46%      8.18%      1.56%
            2006                 1.25%    2.85%      11.71    12.00    20,741,324     246,977,890    10.71%     12.44%      0.99%
            2005       6/6/05    1.25%    2.80%      10.58    10.67     5,843,065      62,178,857     0.30%      6.79%      0.00%
LORD ABBETT ALL VALUE CLASS VC
            2009                 0.65%    2.20%      13.45    13.45       355,079       4,767,170    25.03%     25.03%      0.39%
            2008       12/18/08  0.75%    1.15%      10.75    10.75         3,019          32,465     1.80%      3.60%      0.41%
MFS VIT CORE EQUITY SERVICE CLASS
            2009                 1.30%    2.65%       9.16    13.07       268,829       2,974,261    28.78%     30.53%      1.41%
            2008                 1.30%    2.65%       7.10    10.39       353,475       3,042,352   -40.91%    -40.11%      0.42%
            2007                 1.30%    2.65%      13.49    17.47       424,313       6,074,976     7.97%      9.44%      0.09%
            2006                 1.30%    2.65%      12.41    16.22       491,941       6,464,047    10.53%     12.04%      0.17%
            2005                 1.30%    2.65%      11.15    14.56       530,004       6,233,909    -1.19%      0.15%      0.54%
MFS VIT GROWTH
            2009                 1.40%    2.35%      10.90    15.88       298,447       3,274,416    34.48%     35.76%      0.32%
            2008                 1.40%    2.35%       8.03    11.79       378,142       3,066,522   -38.87%    -38.29%      0.24%
            2007                 1.40%    2.35%      13.00    19.24       517,426       6,774,625    18.60%     19.49%      0.00%
            2006                 1.40%    2.15%      10.88    16.22       687,510       7,517,503     5.60%      6.39%      0.00%
            2005                 1.40%    2.15%      10.23    12.11       891,376       9,143,587     7.40%      7.67%      0.00%
MFS VIT GROWTH SERVICE CLASS
            2009                 0.75%    2.80%       5.43    15.94     1,133,560      10,054,060    33.74%     35.76%      0.03%
            2008                 1.15%    2.65%       4.02    11.82       934,809       6,038,525   -39.18%    -38.35%      0.00%
            2007                 1.30%    2.65%       6.56    18.98     1,044,638      10,822,665    17.71%     19.31%      0.00%
            2006                 1.30%    2.65%       5.52    16.05     1,182,456      10,083,571     5.01%      6.22%      0.00%
            2005                 1.30%    2.45%       5.23    15.14     1,298,284      10,354,668     6.29%      7.52%      0.00%
MFS VIT TOTAL RETURN
            2009                 1.40%    2.35%      12.25    14.10     1,122,524      15,719,007    15.29%     16.39%      3.99%
            2008                 1.40%    2.35%      10.55    12.11     1,434,962      17,288,570   -23.95%    -23.22%      3.27%
            2007                 1.40%    2.35%      13.76    15.77     1,988,068      31,231,708     1.79%      2.77%      2.67%
            2006                 1.40%    2.35%      13.42    15.35     2,647,641      40,422,820     9.30%     10.34%      2.40%
            2005                 1.40%    2.35%      12.18    13.91     3,328,787      46,128,539     0.63%      1.39%      2.05%

                                MINIMUM  MAXIMUM  MINIMUM   MAXIMUM                                 MINIMUM    MAXIMUM   INVESTMENT
                  COMMENCEMENT    FEE      FEE      UNIT      UNIT       UNITS                       TOTAL      TOTAL      INCOME
SUBACCOUNT  YEAR     DATE(1)    RATE(2)  RATE(2)  VALUE(3)  VALUE(3)  OUTSTANDING    NET ASSETS    RETURN(4)  RETURN(4)   RATIO(5)
-----------------------------------------------------------------------------------------------------------------------------------
MFS VIT TOTAL RETURN SERVICE CLASS
            2009                 0.65%    2.85%    $  9.17   $13.04    25,879,249  $  296,846,148    14.42%     16.96%      3.36%
            2008                 0.65%    2.85%       8.32    11.24    25,474,232     256,544,245   -24.51%    -23.17%      2.88%
            2007                 1.10%    2.85%      11.02    14.67    25,882,431     346,662,283     1.01%      2.75%      2.31%
            2006                 1.15%    2.85%      10.91    14.31    24,265,011     322,763,764     8.49%     10.24%      2.04%
            2005                 1.25%    2.85%      11.96    13.00    19,428,172     241,264,525    -0.09%      1.27%      1.72%
MFS VIT UTILITIES
            2009                 1.40%    2.35%      18.36    28.19       886,526      18,430,756    30.12%     31.37%      5.42%
            2008                 1.40%    2.35%      14.01    21.62       995,022      15,767,161   -39.12%    -38.54%      1.59%
            2007                 1.40%    2.35%      22.83    35.45     1,272,814      32,805,573    25.18%     26.12%      1.00%
            2006                 1.40%    2.15%      18.14    28.32     1,684,550      34,300,683    28.47%     29.44%      2.06%
            2005                 1.40%    2.35%      14.04    15.74     2,112,594      33,244,903    14.93%     15.21%      0.61%
MFS VIT UTILITIES SERVICE CLASS
            2009                 0.65%    2.85%      10.41    27.90    10,128,784     167,168,663    29.14%     32.01%      5.05%
            2008                 0.65%    2.85%       8.88    21.44    12,430,632     159,125,862   -39.56%    -38.49%      1.28%
            2007                 1.10%    2.85%      14.44    35.18    12,469,463     266,499,134    23.97%     26.10%      0.71%
            2006                 1.15%    2.85%      13.90    28.15     8,120,398     137,578,687    27.34%     29.34%      1.71%
            2005                 1.25%    2.80%      10.81    21.94     5,828,235      77,763,713    13.52%     15.07%      0.47%
NB AMT MID-CAP GROWTH
            2009                 1.15%    2.80%       9.79    15.59     3,722,577      49,806,670    27.96%     30.09%      0.00%
            2008                 1.15%    2.80%       7.52    12.00     4,977,879      51,364,563   -44.94%    -44.02%      0.00%
            2007                 1.15%    2.80%      14.26    21.59     6,187,385     114,623,693    19.15%     21.01%      0.00%
            2006                 1.25%    2.80%      12.42    17.95     5,831,644      90,256,338    11.64%     13.27%      0.00%
            2005                 1.25%    2.70%      13.28    15.94     5,153,591      71,406,285    10.77%     12.27%      0.00%
NB AMT REGENCY
            2009                 1.15%    2.85%       8.61    15.57     3,960,978      56,317,829    42.44%     44.88%      1.67%
            2008                 1.15%    2.85%       6.01    10.69     5,282,840      52,195,507   -47.35%    -46.44%      1.13%
            2007                 1.15%    2.85%      11.29    20.14     6,588,064     122,165,598     0.40%      2.12%      0.43%
            2006                 1.15%    2.85%      11.82    19.90     7,198,734     132,629,385     8.04%      9.78%      0.41%
            2005                 1.25%    2.85%      16.73    18.28     6,722,953     114,789,057     9.07%     10.55%      0.09%
OPPENHEIMER GLOBAL SECURITIES SERVICE CLASS
            2009                 0.65%    1.80%      15.22    15.22        82,118       1,260,958    37.09%     37.09%      0.17%
            2008      12/26/08   1.65%    1.65%      11.10    11.10           916          10,166     3.71%      3.71%      0.00%
PIMCO VIT COMMODITY REAL RETURN ADVISOR CLASS
            2009       7/1/09    0.65%    2.80%      12.41    12.58       331,446       4,144,190     3.62%     29.90%      6.63%
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
            2009                 1.30%    2.65%      11.03    13.18       286,303       3,309,551    22.71%     24.38%      0.00%
            2008                 1.30%    2.65%       8.92    10.59       537,709       5,006,622   -19.24%    -18.15%      0.00%
            2007                 1.30%    2.65%      10.97    12.94       465,168       5,315,847    -2.96%     -1.88%      0.84%
            2006                 1.30%    2.40%      11.26    13.32       635,211       7,443,615     0.35%      1.46%      0.35%
            2005                 1.30%    2.40%      11.17    13.20       898,624      10,374,349    10.79%     11.74%      0.04%
PUTNAM VT GROWTH & INCOME CLASS IB
            2009                 1.30%    2.35%       9.71    11.98       217,059       2,203,940    26.80%     28.14%      3.12%
            2008                 1.30%    2.35%       7.63     9.43       332,327       2,633,726   -40.12%    -39.49%      2.24%
            2007                 1.30%    2.35%      12.68    15.72       432,588       5,673,498    -8.22%     -7.25%      1.33%
            2006                 1.30%    2.35%      13.77    17.31       518,444       7,357,174    13.39%     14.41%      1.54%
            2005                 1.30%    2.65%      12.11    15.21       589,211       7,329,537     2.94%      3.87%      1.57%
VAN KAMPEN CAPITAL GROWTH CLASS II
            2009                 0.65%    1.65%      16.95    16.95        41,902         709,340    63.92%     63.92%      0.00%
            2008      12/22/08   0.75%    0.75%      10.34    10.34           845           8,735     2.74%      2.74%      0.00%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.

(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2009.

                                                               AGGREGATE     AGGREGATE
                                                                COST OF       PROCEEDS
SUBACCOUNT                                                     PURCHASES     FROM SALES
----------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                $     48,623   $    661,334
AIM V.I. Capital Appreciation Class II                            496,870      1,076,223
AIM V.I. Core Equity                                              354,534      2,080,025
AIM V.I. Core Equity Class II                                     220,300        982,162
AIM V.I. International Growth                                     130,979      1,025,683
AIM V.I. International Growth Class II                            290,873      1,114,527
ABVPSF Global Thematic Growth Class B                          10,215,341      9,066,823
ABVPSF Growth and Income Class B                               15,450,798     18,424,723
ABVPSF International Value Class B                             31,258,631     32,504,045
ABVPSF Large Cap Growth Class B                                   316,676      3,397,018
ABVPSF Small/Mid Cap Value Class B                             18,321,467     27,933,152
American Century VP Inflation Protection Class 2              145,359,591     19,136,457
American Funds Global Growth Class 2                           34,187,755     56,145,999
American Funds Global Small Capitalization Class 2             53,088,830     49,303,901
American Funds Growth Class 2                                 245,925,723     78,006,752
American Funds Growth-Income Class 2                          254,162,409     81,024,525
American Funds International Class 2                           51,545,137    140,512,074
BlackRock Global Allocation V.I. Class III                    194,915,008        131,285
Delaware VIP Diversified Income Service Class                 254,267,575     18,203,985
Delaware VIP Emerging Markets Service Class                    42,503,935     54,989,329
Delaware VIP High Yield                                         3,775,938      7,056,734
Delaware VIP High Yield Service Class                          95,245,896     67,971,263
Delaware VIP International Value Equity                            13,955        169,070
Delaware VIP Limited-Term Diversified Income Service Class    290,357,135     24,236,471
Delaware VIP REIT                                                 389,055      1,872,128
Delaware VIP REIT Service Class                                 7,481,086     27,850,256
Delaware VIP Small Cap Value                                      293,166      3,134,460
Delaware VIP Small Cap Value Service Class                     16,934,280     61,569,421
Delaware VIP Trend                                                120,576      1,973,770
Delaware VIP Trend Service Class                                3,120,686     13,920,373
Delaware VIP U.S. Growth Service Class                         30,051,509      2,627,516
Delaware VIP Value                                                411,019      1,439,121
Delaware VIP Value Service Class                               21,014,200     11,687,605
DWS VIP Alternative Asset Allocation Plus Class B               6,565,513      3,629,044
DWS VIP Equity 500 Index Class A                                1,519,692      5,102,422
DWS VIP Equity 500 Index Class B                                4,501,329      6,134,099

                                                                 AGGREGATE     AGGREGATE
                                                                  COST OF       PROCEEDS
SUBACCOUNT                                                       PURCHASES     FROM SALES
------------------------------------------------------------------------------------------
DWS VIP Small Cap Index Class A                                $    872,215   $  1,521,865
DWS VIP Small Cap Index Class B                                   2,945,226      6,910,170
Fidelity VIP Contrafund Service Class 2                         156,403,519     46,650,926
Fidelity VIP Equity-Income                                          284,560      1,983,051
Fidelity VIP Equity-Income Service Class 2                        1,595,610     10,864,250
Fidelity VIP Growth                                                 200,535      1,190,661
Fidelity VIP Growth Service Class 2                              12,264,377     14,104,877
Fidelity VIP Mid Cap Service Class 2                             40,345,397     69,158,467
Fidelity VIP Overseas                                               164,795        826,683
Fidelity VIP Overseas Service Class 2                             6,138,010     17,190,494
FTVIPT Franklin Income Securities Class 2                       100,408,531    125,986,075
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2          10,412,420     13,230,265
FTVIPT Mutual Shares Securities Class 2                          99,753,872     59,470,414
FTVIPT Templeton Global Bond Securities Class 2                 258,929,977     40,270,271
FTVIPT Templeton Growth Securities Class 2                        4,294,969     33,226,917
Goldman Sachs VIT Growth & Income Service Class                  20,218,313         60,141
Janus Aspen Series Balanced Service Shares                        3,210,812      5,577,406
Janus Aspen Series Enterprise Service Shares                        902,488      2,472,542
Janus Aspen Series Worldwide Service Shares                         129,001        591,699
LVIP Baron Growth Opportunities Service Class                    13,735,651     10,131,893
LVIP Capital Growth Service Class                                41,448,734        181,695
LVIP Cohen & Steers Global Real Estate Service Class             13,300,297     13,547,324
LVIP Columbia Value Opportunities Service Class                   4,902,910      2,675,363
LVIP Delaware Bond                                               14,131,299     44,650,968
LVIP Delaware Bond Service Class                                330,456,213     24,950,001
LVIP Delaware Foundation Aggressive Allocation                      786,500      5,187,267
LVIP Delaware Foundation Aggressive Allocation Service Class      4,511,859     21,662,880
LVIP Delaware Growth and Income Service Class                     8,937,034      2,888,285
LVIP Delaware Social Awareness                                      895,764      2,984,639
LVIP Delaware Social Awareness Service Class                      5,723,046      8,090,941
LVIP Delaware Special Opportunities Service Class                 4,718,670      3,674,648
LVIP Global Income Service Class                                 57,122,111          9,999
LVIP Janus Capital Appreciation                                     447,839        872,177
LVIP Janus Capital Appreciation Service Class                    25,522,770      8,214,018
LVIP Marsico International Growth Service Class                  26,473,403      6,185,587
LVIP MFS Value Service Class                                    120,888,166      4,061,420
LVIP Mid-Cap Value Service Class                                  8,126,160      4,603,461
LVIP Mondrian International Value                                 1,255,287      6,846,974
LVIP Mondrian International Value Service Class                  13,670,666     24,338,563
LVIP Money Market                                                44,617,342    118,737,098
LVIP Money Market Service Class                                 158,731,537    354,597,828
LVIP SSgA Bond Index Service Class                              365,664,814      7,817,164
LVIP SSgA Developed International 150 Service Class              37,785,851      2,739,927
LVIP SSgA Emerging Markets 100 Service Class                     46,435,589      4,081,064
LVIP SSgA International Index Service Class                      57,671,721      1,569,744
LVIP SSgA Large Cap 100 Service Class                            80,935,888      4,329,863
LVIP SSgA S&P 500 Index                                             987,886        246,929
LVIP SSgA S&P 500 Index Service Class                           119,673,310      4,266,088
LVIP SSgA Small-Cap Index Service Class                          31,336,337      3,485,866
LVIP SSgA Small-Mid Cap 200 Service Class                        23,880,122      1,994,210
LVIP T. Rowe Price Growth Stock Service Class                    26,554,678      2,206,238
LVIP T. Rowe Price Structured Mid-Cap Growth                        697,495        588,326
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class       11,424,598      4,509,753
LVIP Templeton Growth Service Class                              16,579,572     24,120,105
LVIP Turner Mid-Cap Growth Service Class                          4,049,120      4,268,424
LVIP Wells Fargo Intrinsic Value Service Class                    7,520,768      7,616,924
LVIP Wilshire 2010 Profile Service Class                          6,440,373      4,814,636
LVIP Wilshire 2020 Profile Service Class                          6,163,149      2,849,432
LVIP Wilshire 2030 Profile Service Class                          6,231,918      2,242,117
LVIP Wilshire 2040 Profile Service Class                          5,425,442      5,116,592
LVIP Wilshire Aggressive Profile Service Class                   14,912,186     41,937,710

                                                                 AGGREGATE      AGGREGATE
                                                                  COST OF       PROCEEDS
SUBACCOUNT                                                       PURCHASES     FROM SALES
------------------------------------------------------------------------------------------
LVIP Wilshire Conservative Profile Service Class               $104,162,092   $41,095,307
LVIP Wilshire Moderate Profile Service Class                    155,126,588    62,422,672
LVIP Wilshire Moderately Aggressive Profile Service Class        92,470,368    44,158,869
Lord Abbett All Value Class VC                                    4,261,357       143,157
MFS VIT Core Equity Service Class                                   681,314     1,483,345
MFS VIT Growth                                                       69,172       799,675
MFS VIT Growth Service Class                                      3,896,102     2,525,536
MFS VIT Total Return                                                862,002     4,278,491
MFS VIT Total Return Service Class                               38,520,958    32,851,756
MFS VIT Utilities                                                 7,309,608     7,869,724
MFS VIT Utilities Service Class                                  25,508,625    56,008,901
NB AMT Mid-Cap Growth                                               954,762    15,696,539
NB AMT Regency                                                    1,991,089    16,494,724
Oppenheimer Global Securities Service Class                       1,161,347        38,788
PIMCO VIT Commodity Real Return Advisor Class                     5,034,029       906,449
Putnam VT Global Health Care Class IB                               784,940     2,569,903
Putnam VT Growth & Income Class IB                                  109,626     1,009,966
Van Kampen Capital Growth Class II                                  617,208        32,005

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2009.

                                                                              NET
                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                       OWNED       VALUE      OF SHARES     COST OF SHARES
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                     162,779   $20.33   $    3,309,305   $    4,224,091
AIM V.I. Capital Appreciation Class II                             87,416    20.00        1,748,330        2,160,934
AIM V.I. Core Equity                                              479,202    24.92       11,941,708       11,948,531
AIM V.I. Core Equity Class II                                     156,306    24.75        3,868,572        3,845,888
AIM V.I. International Growth                                     170,672    26.01        4,439,169        3,162,908
AIM V.I. International Growth Class II                            147,667    25.63        3,784,712        3,097,940
ABVPSF Global Thematic Growth Class B                           1,681,872    16.34       27,481,796       26,628,629
ABVPSF Growth and Income Class B                                9,624,760    15.08      145,141,386      194,015,325
ABVPSF International Value Class B                              8,031,528    14.54      116,778,413      145,839,932
ABVPSF Large Cap Growth Class B                                   596,595    24.72       14,747,834       14,441,388
ABVPSF Small/Mid Cap Value Class B                              7,786,960    13.36      104,033,790      110,561,269
American Century VP Inflation Protection Class 2               36,062,363    10.73      386,949,161      375,066,345
American Funds Global Growth Class 2                           14,333,785    19.50      279,508,808      289,514,833
American Funds Global Small Capitalization Class 2             16,226,191    17.75      288,014,893      300,743,765
American Funds Growth Class 2                                  37,166,283    46.10    1,713,365,646    1,877,151,120
American Funds Growth-Income Class 2                           56,652,156    31.18    1,766,414,240    1,911,517,474
American Funds International Class 2                           40,340,965    17.11      690,233,918      709,421,416
BlackRock Global Allocation V.I. Class III                     15,009,884    13.42      201,432,641      195,212,644
Delaware VIP Diversified Income Service Class                  65,416,002    10.92      714,342,743      640,755,331
Delaware VIP Emerging Markets Service Class                    11,845,591    18.83      223,052,479      217,018,367
Delaware VIP High Yield                                         1,386,289     5.67        7,860,261        6,843,812
Delaware VIP High Yield Service Class                          46,975,356     5.66      265,880,513      238,403,745
Delaware VIP International Value Equity                            37,687     9.92          373,856          541,813
Delaware VIP Limited-Term Diversified Income Service Class     36,424,599     9.94      362,060,506      351,254,169
Delaware VIP REIT                                                 644,365     7.75        4,993,828        8,179,109
Delaware VIP REIT Service Class                                11,570,144     7.76       89,784,319      155,569,134
Delaware VIP Small Cap Value                                      365,567    24.31        8,886,932        8,427,537
Delaware VIP Small Cap Value Service Class                     10,179,083    24.28      247,148,138      274,327,740
Delaware VIP Trend                                                327,122    25.70        8,407,041        9,575,370
Delaware VIP Trend Service Class                                2,651,134    25.07       66,463,921       71,585,725
Delaware VIP U.S. Growth Service Class                          8,784,605     7.09       62,282,850       55,209,451
Delaware VIP Value                                                415,468    14.60        6,065,838        7,014,625
Delaware VIP Value Service Class                                8,020,365    14.59      117,017,118      141,385,913
DWS VIP Alternative Asset Allocation Plus Class B                 257,710    12.61        3,249,719        3,112,840

                                                                              NET
                                                                 SHARES      ASSET    FAIR VALUE
SUBACCOUNT                                                       OWNED       VALUE     OF SHARES    COST OF SHARES
------------------------------------------------------------------------------------------------------------------
DWS VIP Equity 500 Index Class A                                2,179,429   $11.69   $ 25,477,523    $ 25,751,606
DWS VIP Equity 500 Index Class B                                2,907,311    11.68     33,957,388      35,703,058
DWS VIP Small Cap Index Class A                                   725,518     9.90      7,182,631       8,618,465
DWS VIP Small Cap Index Class B                                 1,693,513     9.89     16,748,844      21,769,359
Fidelity VIP Contrafund Service Class 2                        39,122,296    20.29    793,791,383     953,184,476
Fidelity VIP Equity-Income                                        450,853    16.81      7,578,837      10,234,418
Fidelity VIP Equity-Income Service Class 2                      2,978,356    16.57     49,351,360      65,687,655
Fidelity VIP Growth                                               184,752    30.04      5,549,965       7,925,495
Fidelity VIP Growth Service Class 2                             1,924,590    29.75     57,256,553      63,776,228
Fidelity VIP Mid Cap Service Class 2                           10,343,158    25.10    259,613,264     290,582,891
Fidelity VIP Overseas                                             170,239    15.05      2,562,093       3,005,030
Fidelity VIP Overseas Service Class 2                           5,101,801    14.92     76,118,866      89,136,136
FTVIPT Franklin Income Securities Class 2                      29,730,315    14.12    419,792,051     449,947,812
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2         4,981,064    16.87     84,030,548      90,182,824
FTVIPT Mutual Shares Securities Class 2                        22,759,913    14.58    331,839,528     362,992,241
FTVIPT Templeton Global Bond Securities Class 2                36,631,634    17.33    634,826,215     605,578,360
FTVIPT Templeton Growth Securities Class 2                      6,894,123    10.40     71,698,877      90,905,755
Goldman Sachs VIT Growth & Income Service Class                 2,301,020     9.28     21,353,468      20,201,751
Janus Aspen Series Balanced Service Shares                        953,013    27.93     26,617,651      23,870,300
Janus Aspen Series Enterprise Service Shares                      275,669    29.90      8,242,501       7,487,527
Janus Aspen Series Worldwide Service Shares                        72,764    25.93      1,886,762       1,943,162
LVIP Baron Growth Opportunities Service Class                   2,597,576    23.95     62,214,540      62,986,976
LVIP Capital Growth Service Class                               2,677,237    21.54     57,664,998      50,288,889
LVIP Cohen & Steers Global Real Estate Service Class            8,714,235     6.32     55,065,248      56,813,349
LVIP Columbia Value Opportunities Service Class                   878,755     8.46      7,432,508       6,931,141
LVIP Delaware Bond                                             16,810,089    13.32    223,944,003     215,308,328
LVIP Delaware Bond Service Class                               74,078,926    13.32    987,027,611     945,711,727
LVIP Delaware Foundation Aggressive Allocation                  1,317,723    11.30     14,894,222      17,281,777
LVIP Delaware Foundation Aggressive Allocation Service Class    3,149,197    11.30     35,585,929      41,440,753
LVIP Delaware Growth and Income Service Class                   1,126,773    25.86     29,137,231      32,132,919
LVIP Delaware Social Awareness                                    483,907    27.56     13,337,933      13,037,460
LVIP Delaware Social Awareness Service Class                    1,803,337    27.53     49,636,849      51,246,878
LVIP Delaware Special Opportunities Service Class                 378,688    30.29     11,470,066      11,329,725
LVIP Global Income Service Class                                5,237,670    10.83     56,739,676      57,151,126
LVIP Janus Capital Appreciation                                   145,680    19.45      2,833,321       2,627,810
LVIP Janus Capital Appreciation Service Class                   2,845,731    19.31     54,959,608      50,243,433
LVIP Marsico International Growth Service Class                 4,806,061    11.15     53,597,193      56,680,730
LVIP MFS Value Service Class                                   11,163,502    20.68    230,905,878     213,851,098
LVIP Mid-Cap Value Service Class                                2,016,290    11.48     23,136,937      22,478,385
LVIP Mondrian International Value                               1,715,527    15.59     26,750,218      28,123,460
LVIP Mondrian International Value Service Class                 7,119,894    15.59    110,984,903     120,515,428
LVIP Money Market                                              10,466,445    10.00    104,664,449     104,664,436
LVIP Money Market Service Class                                42,608,275    10.00    426,082,752     426,082,722
LVIP SSgA Bond Index Service Class                             46,427,177    10.56    490,224,565     480,304,757
LVIP SSgA Developed International 150 Service Class             8,404,629     8.07     67,825,353      54,848,458
LVIP SSgA Emerging Markets 100 Service Class                    7,465,761    11.04     82,451,867      60,728,933
LVIP SSgA International Index Service Class                    12,566,705     7.51     94,426,220      80,252,564
LVIP SSgA Large Cap 100 Service Class                          16,097,520     8.78    141,255,742     113,569,022
LVIP SSgA S&P 500 Index                                           199,847     7.77      1,552,415       1,352,521
LVIP SSgA S&P 500 Index Service Class                          27,938,604     7.77    217,166,766     194,626,623
LVIP SSgA Small-Cap Index Service Class                         4,413,596    14.27     62,959,946      56,745,722
LVIP SSgA Small-Mid Cap 200 Service Class                       4,335,594    10.23     44,344,455      33,869,018
LVIP T. Rowe Price Growth Stock Service Class                   2,891,270    15.16     43,837,438      38,630,584
LVIP T. Rowe Price Structured Mid-Cap Growth                      196,823    11.24      2,212,492       1,942,544
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class      2,620,721    11.07     29,000,901      26,395,266
LVIP Templeton Growth Service Class                             3,191,186    24.38     77,807,493      84,721,325
LVIP Turner Mid-Cap Growth Service Class                        1,722,949     8.81     15,172,292      16,405,537
LVIP Wells Fargo Intrinsic Value Service Class                  2,350,070    11.43     26,858,945      30,672,362
LVIP Wilshire 2010 Profile Service Class                          952,298     9.57      9,116,349       8,433,732
LVIP Wilshire 2020 Profile Service Class                        1,700,560     9.21     15,653,655      14,601,326
LVIP Wilshire 2030 Profile Service Class                        1,188,858     9.10     10,818,603       9,644,391

                                                                              NET
                                                                 SHARES      ASSET    FAIR VALUE
SUBACCOUNT                                                        OWNED      VALUE     OF SHARES    COST OF SHARES
------------------------------------------------------------------------------------------------------------------
LVIP Wilshire 2040 Profile Service Class                          602,669   $ 8.59   $  5,177,525    $  4,570,018
LVIP Wilshire Aggressive Profile Service Class                  5,699,600     9.58     54,619,268      65,322,311
LVIP Wilshire Conservative Profile Service Class               27,423,670    11.29    309,530,965     294,587,583
LVIP Wilshire Moderate Profile Service Class                   81,129,105    10.97    889,580,635     909,341,383
LVIP Wilshire Moderately Aggressive Profile Service Class      52,069,308    10.42    542,510,129     595,103,662
Lord Abbett All Value Class VC                                    319,734    14.88      4,757,644       4,176,671
MFS VIT Core Equity Service Class                                 221,145    13.45      2,974,395       2,734,977
MFS VIT Growth                                                    152,802    21.43      3,274,555       4,102,328
MFS VIT Growth Service Class                                      476,469    21.10     10,053,492       8,238,473
MFS VIT Total Return                                              899,292    17.48     15,719,624      16,656,482
MFS VIT Total Return Service Class                             17,177,534    17.28    296,827,795     321,126,428
MFS VIT Utilities                                                 804,190    22.92     18,432,045      17,528,072
MFS VIT Utilities Service Class                                 7,384,429    22.65    167,257,327     180,143,716
NB AMT Mid-Cap Growth                                           2,345,826    21.24     49,825,339      44,768,447
NB AMT Regency                                                  4,592,192    12.26     56,300,273      63,140,754
Oppenheimer Global Securities Service Class                        47,983    26.28      1,261,004       1,137,764
PIMCO VIT Commodity Real Return Advisor Class                     473,798     8.64      4,093,618       4,183,611
Putnam VT Global Health Care Class IB                             272,181    12.16      3,309,716       3,136,590
Putnam VT Growth & Income Class IB                                153,058    14.40      2,204,043       3,097,537
Van Kampen Capital Growth Class II                                 42,655    16.63        709,357         599,285

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2009, is as follows:

                                                                 UNITS          UNITS     NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                      12,699      (156,987)     (144,288)
AIM V.I. Capital Appreciation Class II                             76,365      (148,866)      (72,501)
AIM V.I. Core Equity                                               31,519      (276,949)     (245,430)
AIM V.I. Core Equity Class II                                      21,914      (111,386)      (89,472)
AIM V.I. International Growth                                      10,883       (95,487)      (84,604)
AIM V.I. International Growth Class II                             20,468       (79,647)      (59,179)
ABVPSF Global Thematic Growth Class B                           2,051,800    (1,942,295)      109,505
ABVPSF Growth and Income Class B                                3,564,852    (3,952,796)     (387,944)
ABVPSF International Value Class B                              9,156,715    (8,794,534)      362,181
ABVPSF Large Cap Growth Class B                                   114,801      (625,285)     (510,484)
ABVPSF Small/Mid Cap Value Class B                              3,075,237    (3,724,738)     (649,501)
American Century VP Inflation Protection Class 2               20,122,319    (8,787,665)   11,334,654
American Funds Global Growth Class 2                            7,109,487    (8,572,725)   (1,463,238)
American Funds Global Small Capitalization Class 2              9,257,832    (6,982,691)    2,275,141
American Funds Growth Class 2                                  43,820,266   (26,880,586)   16,939,680
American Funds Growth-Income Class 2                           48,658,004   (26,969,791)   21,688,213
American Funds International Class 2                           10,742,728   (17,453,198)   (6,710,470)
BlackRock Global Allocation V.I. Class III                     19,088,726    (1,465,278)   17,623,448
Delaware VIP Diversified Income Service Class                  29,854,212   (12,029,835)   17,824,377
Delaware VIP Emerging Markets Service Class                     5,518,397    (6,597,643)   (1,079,246)
Delaware VIP High Yield                                           315,528      (603,686)     (288,158)
Delaware VIP High Yield Service Class                          12,025,876   (10,251,240)    1,774,636
Delaware VIP International Value Equity                                 9       (11,941)      (11,932)
Delaware VIP Limited-Term Diversified Income Service Class     33,925,422    (9,885,406)   24,040,016
Delaware VIP REIT                                                  18,621      (121,373)     (102,752)
Delaware VIP REIT Service Class                                 1,405,083    (3,476,780)   (2,071,697)
Delaware VIP Small Cap Value                                       21,668      (203,727)     (182,059)
Delaware VIP Small Cap Value Service Class                      5,066,013    (8,204,897)   (3,138,884)
Delaware VIP Trend                                                 18,764      (163,977)     (145,213)
Delaware VIP Trend Service Class                                1,237,102    (2,410,929)   (1,173,827)
Delaware VIP U.S. Growth Service Class                          4,701,756    (1,222,133)    3,479,623
Delaware VIP Value                                                 30,322      (153,175)     (122,853)
Delaware VIP Value Service Class                                3,741,595    (2,648,011)    1,093,584

                                                                 UNITS          UNITS     NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
DWS VIP Alternative Asset Allocation Plus Class B                 644,968      (359,663)      285,305
DWS VIP Equity 500 Index Class A                                  213,155      (714,332)     (501,177)
DWS VIP Equity 500 Index Class B                                  634,556      (828,109)     (193,553)
DWS VIP Small Cap Index Class A                                    39,899      (125,542)      (85,643)
DWS VIP Small Cap Index Class B                                   248,132      (776,606)     (528,474)
Fidelity VIP Contrafund Service Class 2                        22,176,213   (11,919,294)   10,256,919
Fidelity VIP Equity-Income                                         29,282      (229,417)     (200,135)
Fidelity VIP Equity-Income Service Class 2                        420,667    (1,464,168)   (1,043,501)
Fidelity VIP Growth                                                38,360      (168,846)     (130,486)
Fidelity VIP Growth Service Class 2                             2,693,974    (3,035,355)     (341,381)
Fidelity VIP Mid Cap Service Class 2                            9,554,461   (12,156,152)   (2,601,691)
Fidelity VIP Overseas                                              14,086       (79,986)      (65,900)
Fidelity VIP Overseas Service Class 2                           1,588,891    (2,644,162)   (1,055,271)
FTVIPT Franklin Income Securities Class 2                      16,746,396   (22,248,303)   (5,501,907)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2         2,937,950    (3,228,940)     (290,990)
FTVIPT Mutual Shares Securities Class 2                        21,424,713   (15,380,474)    6,044,239
FTVIPT Templeton Global Bond Securities Class 2                23,309,005   (11,522,075)   11,786,930
FTVIPT Templeton Growth Securities Class 2                        675,644    (3,675,267)   (2,999,623)
Goldman Sachs VIT Growth & Income Service Class                 1,835,322       (74,219)    1,761,103
Janus Aspen Series Balanced Service Shares                        212,086      (493,856)     (281,770)
Janus Aspen Series Enterprise Service Shares                       99,320      (223,683)     (124,363)
Janus Aspen Series Worldwide Service Shares                        14,476       (69,037)      (54,561)
LVIP Baron Growth Opportunities Service Class                   3,881,281    (3,205,282)      675,999
LVIP Capital Growth Service Class                               6,369,699      (621,253)    5,748,446
LVIP Cohen & Steers Global Real Estate Service Class            5,609,889    (5,235,051)      374,838
LVIP Columbia Value Opportunities Service Class                 1,145,257      (776,739)      368,518
LVIP Delaware Bond                                              1,888,779    (4,400,453)   (2,511,674)
LVIP Delaware Bond Service Class                               41,358,645   (15,802,571)   25,556,074
LVIP Delaware Foundation Aggressive Allocation                    141,276      (537,095)     (395,819)
LVIP Delaware Foundation Aggressive Allocation Service Class      987,418    (2,514,096)   (1,526,678)
LVIP Delaware Growth and Income Service Class                   1,547,249      (720,444)      826,805
LVIP Delaware Social Awareness                                     67,697      (312,840)     (245,143)
LVIP Delaware Social Awareness Service Class                      907,644    (1,236,432)     (328,788)
LVIP Delaware Special Opportunities Service Class               1,167,924    (1,052,140)      115,784
LVIP Global Income Service Class                                5,830,614      (470,399)    5,360,215
LVIP Janus Capital Appreciation                                    51,506       (93,099)      (41,593)
LVIP Janus Capital Appreciation Service Class                   3,118,350    (1,434,567)    1,683,783
LVIP Marsico International Growth Service Class                 5,817,745    (2,755,833)    3,061,912
LVIP MFS Value Service Class                                   21,950,143    (4,638,095)   17,312,048
LVIP Mid-Cap Value Service Class                                2,511,409    (1,809,436)      701,973
LVIP Mondrian International Value                                 119,087      (500,141)     (381,054)
LVIP Mondrian International Value Service Class                 2,483,843    (3,245,735)     (761,892)
LVIP Money Market                                               8,620,860   (15,169,098)   (6,548,238)
LVIP Money Market Service Class                                36,640,771   (54,295,093)  (17,654,322)
LVIP SSgA Bond Index Service Class                             41,206,464    (7,409,280)   33,797,184
LVIP SSgA Developed International 150 Service Class             7,356,912    (2,421,576)    4,935,336
LVIP SSgA Emerging Markets 100 Service Class                    7,603,284    (2,609,901)    4,993,383
LVIP SSgA International Index Service Class                    10,965,027    (2,626,837)    8,338,190
LVIP SSgA Large Cap 100 Service Class                          14,491,826    (3,887,356)   10,604,470
LVIP SSgA S&P 500 Index                                           162,490       (55,742)      106,748
LVIP SSgA S&P 500 Index Service Class                          21,466,791    (5,468,231)   15,998,560
LVIP SSgA Small-Cap Index Service Class                         7,282,574    (2,675,405)    4,607,169
LVIP SSgA Small-Mid Cap 200 Service Class                       4,275,270    (1,518,376)    2,756,894
LVIP T. Rowe Price Growth Stock Service Class                   4,965,784    (1,194,980)    3,770,804
LVIP T. Rowe Price Structured Mid-Cap Growth                       83,388       (68,064)       15,324
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class      1,734,342      (997,946)      736,396
LVIP Templeton Growth Service Class                             5,074,169    (6,061,437)     (987,268)
LVIP Turner Mid-Cap Growth Service Class                        1,292,996    (1,267,301)       25,695
LVIP Wells Fargo Intrinsic Value Service Class                  1,551,632    (1,478,058)       73,574
LVIP Wilshire 2010 Profile Service Class                          841,033      (637,147)      203,886
LVIP Wilshire 2020 Profile Service Class                          842,494      (408,650)      433,844
LVIP Wilshire 2030 Profile Service Class                        1,040,025      (463,534)      576,491

                                                                 UNITS         UNITS      NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
LVIP Wilshire 2040 Profile Service Class                          993,428      (885,558)     107,870
LVIP Wilshire Aggressive Profile Service Class                  2,014,693    (5,536,363)  (3,521,670)
LVIP Wilshire Conservative Profile Service Class               15,415,141    (9,606,383)   5,808,758
LVIP Wilshire Moderate Profile Service Class                   23,492,422   (17,225,012)   6,267,410
LVIP Wilshire Moderately Aggressive Profile Service Class      11,065,549    (8,578,724)   2,486,825
Lord Abbett All Value Class VC                                    384,624       (32,564)     352,060
MFS VIT Core Equity Service Class                                  93,874      (178,520)     (84,646)
MFS VIT Growth                                                     15,106       (94,801)     (79,695)
MFS VIT Growth Service Class                                      665,211      (466,460)     198,751
MFS VIT Total Return                                               42,515      (354,953)    (312,438)
MFS VIT Total Return Service Class                              6,994,589    (6,589,572)     405,017
MFS VIT Utilities                                                 366,541      (475,037)    (108,496)
MFS VIT Utilities Service Class                                 3,543,895    (5,845,743)  (2,301,848)
NB AMT Mid-Cap Growth                                             401,560    (1,656,862)  (1,255,302)
NB AMT Regency                                                    337,689    (1,659,551)  (1,321,862)
Oppenheimer Global Securities Service Class                        84,436        (3,234)      81,202
PIMCO VIT Commodity Real Return Advisor Class                     446,780      (115,334)     331,446
Putnam VT Global Health Care Class IB                              26,938      (278,344)    (251,406)
Putnam VT Growth & Income Class IB                                 14,145      (129,413)    (115,268)
Van Kampen Capital Growth Class II                                 43,448        (2,391)      41,057

The change in units outstanding for the year ended December 31, 2008, is as follows:

                                                                 UNITS         UNITS      NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation                                      48,816      (296,931)     (248,115)
AIM V.I. Capital Appreciation Class II                              6,505       (81,739)      (75,234)
AIM V.I. Core Equity                                               28,846      (465,916)     (437,070)
AIM V.I. Core Equity Class II                                      37,714      (126,381)      (88,667)
AIM V.I. International Growth                                      20,588      (205,804)     (185,216)
AIM V.I. International Growth Class II                             25,450      (125,005)      (99,555)
ABVPSF Global Thematic Growth Class B                           2,166,931    (2,746,430)     (579,499)
ABVPSF Growth and Income Class B                                3,537,908    (4,552,807)   (1,014,899)
ABVPSF International Value Class B                             10,668,626    (8,803,038)    1,865,588
ABVPSF Large Cap Growth Class B                                   218,499      (913,478)     (694,979)
ABVPSF Small/Mid Cap Value Class B                              4,446,503    (2,670,337)    1,776,166
American Century VP Inflation Protection Class 2               20,831,729   (11,741,771)    9,089,958
American Funds Global Growth Class 2                           10,988,780    (5,724,689)    5,264,091
American Funds Global Small Capitalization Class 2              6,791,766    (5,426,788)    1,364,978
American Funds Growth Class 2                                  39,795,079   (27,653,342)   12,141,737
American Funds Growth-Income Class 2                           44,223,420   (31,131,637)   13,091,783
American Funds International Class 2                           18,381,410   (14,549,165)    3,832,245
Delaware VIP Limited-Term Diversified Income Service Class      9,100,718    (2,856,688)    6,244,030
Delaware VIP Diversified Income Service Class                  22,626,845   (13,336,868)    9,289,977
Delaware VIP Emerging Markets Service Class                     7,592,149    (5,333,401)    2,258,748
Delaware VIP High Yield                                           628,277    (1,042,951)     (414,674)
Delaware VIP High Yield Service Class                           7,547,952    (5,880,748)    1,667,204
Delaware VIP International Value Equity                            10,589       (56,731)      (46,142)
Delaware VIP REIT                                                  45,208      (205,209)     (160,001)
Delaware VIP REIT Service Class                                 1,606,990    (3,563,149)   (1,956,159)
Delaware VIP Small Cap Value                                       45,002      (332,479)     (287,477)
Delaware VIP Small Cap Value Service Class                      7,169,680    (5,878,973)    1,290,707
Delaware VIP Trend                                                 24,265      (315,027)     (290,762)
Delaware VIP Trend Service Class                                1,705,655    (2,934,520)   (1,228,865)
Delaware VIP U.S. Growth Service Class                            927,737      (960,467)      (32,730)
Delaware VIP Value                                                 44,195      (419,241)     (375,046)
Delaware VIP Value Service Class                                2,998,174    (4,064,265)   (1,066,091)
DWS VIP Equity 500 Index Class A                                  166,691    (1,226,210)   (1,059,519)
DWS VIP Equity 500 Index Class B                                  893,658      (791,288)      102,370
DWS VIP Small Cap Index Class A                                    86,326      (245,751)     (159,425)
DWS VIP Small Cap Index Class B                                   345,098      (943,819)     (598,721)
Fidelity VIP Contrafund Service Class 2                        20,920,312   (10,802,255)   10,118,057

                                                                 UNITS         UNITS      NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income                                         71,497      (485,211)     (413,714)
Fidelity VIP Equity-Income Service Class 2                        451,480    (1,801,194)   (1,349,714)
Fidelity VIP Growth                                                40,577      (323,102)     (282,525)
Fidelity VIP Growth Service Class 2                             3,539,258    (2,792,225)      747,033
Fidelity VIP Mid Cap Service Class 2                           12,896,841    (6,559,578)    6,337,263
Fidelity VIP Overseas                                              17,255      (116,183)      (98,928)
Fidelity VIP Overseas Service Class 2                           2,223,646    (2,217,163)        6,483
FTVIPT Franklin Income Securities Class 2                      28,062,414   (13,029,544)   15,032,870
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2         2,830,323    (2,530,520)      299,803
FTVIPT Mutual Shares Securities Class 2                        21,488,432    (8,153,380)   13,335,052
FTVIPT Templeton Global Bond Securities Class 2                32,198,682   (14,600,591)   17,598,091
FTVIPT Templeton Growth Securities Class 2                        900,528    (3,124,690)   (2,224,162)
Goldman Sachs VIT Growth & Income Service Class                     3,757            --         3,757
Janus Aspen Series Balanced Service Shares                        238,727      (607,830)     (369,103)
Janus Aspen Series Enterprise Service Shares                      206,594      (447,101)     (240,507)
Janus Aspen Series Worldwide Service Shares                        18,682       (86,880)      (68,198)
LVIP Baron Growth Opportunities Service Class                   4,862,878    (1,831,448)    3,031,430
LVIP Capital Growth Service Class                               1,301,578      (175,099)    1,126,479
LVIP Cohen & Steers Global Real Estate Service Class            7,120,040    (2,677,665)    4,442,375
LVIP Columbia Value Opportunities Service Class                   793,160      (243,529)      549,631
LVIP Delaware Bond                                              1,948,398    (6,082,512)   (4,134,114)
LVIP Delaware Bond Service Class                               28,198,428   (18,938,806)    9,259,622
LVIP Delaware Growth and Income Service Class                   1,126,223      (649,714)      476,509
LVIP Delaware Social Awareness                                     98,340      (422,481)     (324,141)
LVIP Delaware Social Awareness Service Class                    1,077,882    (1,542,143)     (464,261)
LVIP Delaware Special Opportunities Service Class               1,775,576      (676,077)    1,099,499
LVIP Wells Fargo Intrinsic Value Service Class                  1,925,369      (839,932)    1,085,437
LVIP Janus Capital Appreciation                                    56,671       (76,236)      (19,565)
LVIP Janus Capital Appreciation Service Class                   1,857,192    (1,274,914)      582,278
LVIP Marsico International Growth Service Class                 4,845,811    (2,573,950)    2,271,861
LVIP MFS Value Service Class                                   13,193,798    (1,774,673)   11,419,125
LVIP Mid-Cap Value Service Class                                2,341,952    (1,347,951)      994,001
LVIP Mondrian International Value                                 166,355      (775,208)     (608,853)
LVIP Mondrian International Value Service Class                 2,391,836    (2,951,614)     (559,778)
LVIP Money Market                                              18,321,960   (13,496,913)    4,825,047
LVIP Money Market Service Class                                79,563,380   (46,918,449)   32,644,931
LVIP SSgA Bond Index Service Class                             13,977,577    (1,870,213)   12,107,364
LVIP SSgA Developed International 150 Service Class             2,964,715      (227,306)    2,737,409
LVIP SSgA Emerging Markets 100 Service Class                    2,541,299      (196,217)    2,345,082
LVIP SSgA International Index Service Class                     3,866,572      (388,406)    3,478,166
LVIP SSgA Large Cap 100 Service Class                           5,316,414      (579,354)    4,737,060
LVIP SSgA S&P 500 Index                                            64,197       (16,866)       47,331
LVIP SSgA S&P 500 Index Service Class                           9,488,623    (1,862,482)    7,626,141
LVIP SSgA Small-Cap Index Service Class                         4,186,582      (898,808)    3,287,774
LVIP SSgA Small-Mid Cap 200 Service Class                       1,681,052      (295,772)    1,385,280
LVIP T. Rowe Price Growth Stock Service Class                   1,558,514      (465,785)    1,092,729
LVIP T. Rowe Price Structured Mid-Cap Growth                       31,870       (48,821)      (16,951)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class      1,136,281      (660,840)      475,441
LVIP Templeton Growth Service Class                             9,694,515    (3,012,986)    6,681,529
LVIP Turner Mid-Cap Growth Service Class                        2,316,641    (1,526,281)      790,360
LVIP Delaware Foundation Aggressive Allocation                    217,332    (1,023,568)     (806,236)
LVIP Delaware Foundation Aggressive Allocation Service Class    2,165,647    (1,830,020)      335,627
LVIP Wilshire 2010 Profile Service Class                        1,016,982      (384,991)      631,991
LVIP Wilshire 2020 Profile Service Class                        1,518,172      (442,139)    1,076,033
LVIP Wilshire 2030 Profile Service Class                          739,971      (183,182)      556,789
LVIP Wilshire 2040 Profile Service Class                          834,718      (356,668)      478,050
LVIP Wilshire Aggressive Profile Service Class                  3,256,414    (2,725,377)      531,037
LVIP Wilshire Conservative Profile Service Class               16,026,276    (7,757,185)    8,269,091
LVIP Wilshire Moderate Profile Service Class                   38,976,568   (17,231,545)   21,745,023
LVIP Wilshire Moderately Aggressive Profile Service Class      24,513,514   (12,283,294)   12,230,220
Lord Abbett All Value Class VC                                      5,266        (2,247)        3,019
MFS VIT Core Equity Service Class                                  25,765       (96,603)      (70,838)

                                                                 UNITS         UNITS      NET INCREASE
                                                                 ISSUED       REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------
MFS VIT Growth                                                     13,053     (152,337)     (139,284)
MFS VIT Growth Service Class                                      239,676     (349,505)     (109,829)
MFS VIT Total Return                                               67,078     (620,184)     (553,106)
MFS VIT Total Return Service Class                              6,439,764   (6,847,963)     (408,199)
MFS VIT Utilities                                                 183,527     (461,319)     (277,792)
MFS VIT Utilities Service Class                                 6,824,308   (6,863,139)      (38,831)
NB AMT Mid-Cap Growth                                             571,914   (1,781,420)   (1,209,506)
NB AMT Regency                                                    623,345   (1,928,569)   (1,305,224)
Oppenheimer Global Securities Service Class                           916           --           916
Putnam VT Growth & Income Class IB                                 20,835     (121,096)     (100,261)
Putnam VT Global Health Care Class IB                             290,614     (218,073)       72,541
Van Kampen Capital Growth Class II                                    845           --           845

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statements of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agent, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life Variable Annuity Account N at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/S/ ERNST & YOUNG, LLP

Philadelphia, Pennsylvania
April 7, 2010

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2009

     Statement of Operations - Year ended December 31, 2009

     Statements of Changes in Net Assets - Years ended December 31, 2009 and
     2008

     Notes to Financial Statements - December 31, 2009

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2009 and 2008

     Consolidated Statements of Income - Years ended December 31, 2009, 2008, and 2007

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2009, 2008, and 2007

     Consolidated Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007

     Notes to Consolidated Financial Statements - December 31, 2009

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None.

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29,
   1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5
   (File No. 333-40937) filed on April 19, 2000.

   (d) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (e) ChoicePlus Selling Agreement with Affiliates incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (f) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4) (a) ChoicePlus Access Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

   (b) ChoicePlus Access Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (d) ChoicePlus Access and ChoicePlus II Access Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 5
   (File No. 333-36316) filed on April 10, 2002.

   (e) ChoicePlus II Access Annuity Contract (30070-B) incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (f) ChoicePlus II Access Annuity Payment Option Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (g) ChoicePlus II Access Interest Adjusted Fixed Account Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (h) ChoicePlus II Access 1% Step-up Death Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (i) ChoicePlus II Access Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (j) ChoicePlus II Access 1% Estate Enhancement Benefit Rider incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (k) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on
   October 11, 2002.

   (l) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (m) Estate Enhancement Benefit Rider with 5% Step-up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36316) filed on April 10, 2002.

   (n) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-36316) filed on October
   11, 2002.

   (o) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (p) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (q) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (r) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22,
   2003.

   (s) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22,
   2003.

   (t) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22,
   2003.

   (u) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on
   April 22, 2003.

   (v) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (w) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (y) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (z) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (aa) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (bb) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (cc) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (dd) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (ee) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

   (ff) Variable Annuity Income Rider (I4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (gg) Variable Annuity Income Rider (I4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (hh) Variable Annuity Income Rider (I4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (ii) Variable Annuity Income Rider (I4L-Q- 8/03) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-36316) filed on April 20, 2004.

   (jj) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-35784) filed on June 9, 2004.

   (kk) Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (ll) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (mm) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (qq) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (rr) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ss) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (tt) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (uu) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (vv) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ww) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36316) filed on December
   21, 2006.

   (xx) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.

   (yy) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 333-36316) filed on April 17, 2007.

   (zz) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

   (aaa) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (bbb) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ccc) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ddd) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (eee) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

(5)(a) ChoicePlus Access Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed July 19, 2000.

   (b) ChoicePlus II Access Application incorporated by reference to Post-Effective Amendment No. 4 (File No. 333-36316) filed on August 8, 2001.

   (c) ChoicePlus Assurance (C Share) Application (CPAC1/08) incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-36316) filed on April 10, 2008.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) (a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

   (b) Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

     (i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (ii) DWS Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (iv) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (v) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (viii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (ix) AllianceBernstein Variable Product Series Fund incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (x) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.

     (xiii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (xiv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (xv) DWS Variable Series II (f/k/a) incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (b) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
     2008.

     (ii) American Century Variable Products incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March
     16, 2009.

     (iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
     2008.

     (iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

     (vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (viii) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (ix) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (x) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
     2008.

     (xi) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (xii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
   2008.

   (c) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36316) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36316) filed on June 15, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-36316) filed on April 22, 2003.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

     (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 33
(File No. 333-63505) filed on Janaury 25, 2010.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Dennis R. Glass**             President and Director
Chuck C. Cornelio****         Executive Vice President, Chief Administrative Officer and Director
Frederick J. Crawford**       Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***        Vice President and Chief Compliance Officer
Mark E. Konen****             Senior Vice President and Director
Keith J. Ryan*                Vice President and Director
Charles A. Brawley, III**     Vice President, General Counsel and Secretary
C. Phillip Elam, II****       Senior Vice President and Chief Investment Officer
Rise' C.M. Taylor*            Vice President and Treasurer

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

   ** Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

        *** Principal business address is 350 Church Street, Hartford, CT 06103

     **** Principal business address is 100 North Greene Street, Greensboro, NC 27401

   ***** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2010 there were 149,840 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------
Wilford H. Fuller*         President, Chief Executive Officer and Director
David M. Kittredge*        Senior Vice President
Anant Bhalla*              Vice President and Treasurer
Patrick J. Caulfield**     Vice President and Chief Compliance Officer
Joel Schwartz*             Vice President and Director
James Ryan*                Vice President and Director
Keith J. Ryan***           Vice President and Chief Financial Officer
Patricia A. Insley*        Director
Thomas O'Neill*            Director
Linda E. Woodward***       Secretary

    * Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

         ** Principal Business address is 350 Church Street, Hartford, CT 06103

  *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 13th day of April, 2010.


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus Access, Lincoln ChoicePlus II Access, and Lincoln ChoicePlus Assurance (C Share)

      By:   /s/ Delson R. Campbell
            ------------------------------------
            Delson R. Campbell
            Assistant Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 13, 2010.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Frederick J. Crawford
*                                Executive Vice President, Chief Adminstrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Senior Vice President and Chief Investment Officer
------------------------------
C. Phillip Elam II
*                                Senior Vice President and Chief Risk Officer
------------------------------
Randal J. Freitag
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By:/s/ Delson R. Campbell       Pursuant to a Power of Attorney
 ---------------------------
  Delson R. Campbell